UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07257

SEI Institutional Investments Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Timothy D. Barto, Esq.

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 610-676-1000

Date of fiscal year end: May 31, 2019

Date of reporting period: August 31, 2018

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Large Cap Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.4%

Consumer Discretionary — 13.8%
Amazon.com Inc *	12,456	$25,070
American Eagle Outfitters Inc	58,700	1,524
AutoZone Inc *	7,311	5,607
Best Buy Co Inc	66,081	5,257
Big Lots Inc (A)	17,400	749
Booking Holdings Inc *	1,237	2,414
Bright Horizons Family Solutions Inc *	14,563	1,739
Brunswick Corp/DE	1,570	104
Burlington Stores Inc *	14,741	2,479
CarMax Inc *	45,421	3,545
Carter’s Inc	4,640	492
Children’s Place Inc/The (A)	8,300	1,168
Columbia Sportswear Co	5,302	481
Comcast Corp, Cl A	67,343	2,491
Cooper Tire & Rubber Co (A)	32,100	926
Darden Restaurants Inc	16,012	1,858
Deckers Outdoor Corp *	5,946	725
Dillard’s Inc, Cl A (A)	15,300	1,202
Dollar General Corp	109,208	11,765
DR Horton Inc	4,934	220
Foot Locker Inc	70,005	3,451
Ford Motor Co	204,000	1,934
GameStop Corp, Cl A (A)	28,800	382
Gannett Co Inc (A)	78,550	808
Gap Inc/The	58,229	1,767
General Motors Co	87,900	3,169
Goodyear Tire & Rubber Co/The	77,400	1,756
Graham Holdings Co, Cl B	258	145
Grand Canyon Education Inc *	16,410	1,955
Harley-Davidson Inc	25,500	1,087
Home Depot Inc/The	33,866	6,799
Hyatt Hotels Corp, Cl A	39,643	3,067
John Wiley & Sons Inc, Cl A	27,381	1,767
KB Home	37,600	934
Kohl’s Corp	40,241	3,184
Las Vegas Sands Corp	26,711	1,747
Lear Corp	27,172	4,407
Lowe’s Cos Inc	149,618	16,271
Lululemon Athletica Inc *	14,273	2,211
Macy’s Inc	67,491	2,467
Michael Kors Holdings Ltd *	55,584	4,037
Netflix Inc *	2,267	834
News Corp, Cl A	93,209	1,218
NIKE Inc, Cl B	69,966	5,751
Omnicom Group Inc	94,998	6,585
O’Reilly Automotive Inc *	9,116	3,058
PVH Corp	16,667	2,386
Ralph Lauren Corp, Cl A	10,490	1,393
Ross Stores Inc	94,664	9,067
ServiceMaster Global Holdings Inc *	14,636	882
Skechers U.S.A. Inc, Cl A *	49,798	1,468

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Target Corp	96,754	$8,466
TEGNA Inc	55,900	651
Tenneco Inc	28,400	1,215
Tiffany & Co	32,056	3,932
TJX Cos Inc/The	95,966	10,553
Twenty-First Century Fox Inc, Cl A	14,465	657
Urban Outfitters Inc *	78,950	3,670
VF Corp	13,294	1,225
Viacom Inc, Cl B	38,156	1,117
Whirlpool Corp	10,700	1,337
Wyndham Destinations Inc	8,100	358
Wyndham Hotels & Resorts Inc	6,000	341

		199,325

Consumer Staples — 7.2%
Altria Group Inc	113,404	6,636
Archer-Daniels-Midland Co	70,124	3,534
Colgate-Palmolive Co	73,139	4,857
Conagra Brands Inc	127,574	4,688
Costco Wholesale Corp	22,224	5,181
Dean Foods Co (A)	90,500	690
Estee Lauder Cos Inc/The, Cl A	14,465	2,027
JM Smucker Co/The (A)	87,857	9,083
Kimberly-Clark Corp	18,100	2,091
Kroger Co/The	389,825	12,280
Lamb Weston Holdings Inc	24,899	1,683
Mondelez International Inc, Cl A	68,755	2,937
Nu Skin Enterprises Inc, Cl A	20,073	1,598
PepsiCo Inc	102,924	11,529
Performance Food Group Co *	36,776	1,217
Philip Morris International Inc	92,797	7,228
Pilgrim’s Pride Corp *	72,300	1,337
Procter & Gamble Co/The	65,217	5,410
SUPERVALU Inc *	15,057	486
Tyson Foods Inc, Cl A	27,200	1,709
Unilever NV	83,369	4,792
US Foods Holding Corp *	37,651	1,227
USANA Health Sciences Inc *	4,885	645
Walgreens Boots Alliance Inc	53,200	3,647
Walmart Inc	79,422	7,613

		104,125

Energy — 6.5%
Anadarko Petroleum Corp	56,520	3,640
Andeavor	14,600	2,231
Chevron Corp	119,177	14,118
ConocoPhillips	116,281	8,539
Core Laboratories NV	29,323	3,359
Encana Corp	53,660	712
Energen Corp *	1,006	78
EOG Resources Inc	6,403	757
Exxon Mobil Corp	95,214	7,633

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Gulfport Energy Corp *	141,700	$1,666
HollyFrontier Corp	52,275	3,896
Marathon Oil Corp	51,506	1,108
Marathon Petroleum Corp	66,415	5,465
Newfield Exploration Co *	72,400	1,975
Occidental Petroleum Corp	146,747	11,721
ONEOK Inc	1,964	129
PBF Energy Inc, Cl A	26,750	1,389
Phillips 66	24,312	2,881
Pioneer Natural Resources Co	13,460	2,351
Royal Dutch Shell PLC ADR, Cl A	86,277	5,628
Schlumberger Ltd	46,088	2,911
Valero Energy Corp	91,447	10,780
Whiting Petroleum Corp *	2,403	122
WPX Energy Inc *	61,456	1,172

		94,261

Financials — 15.7%
Aflac Inc	279,939	12,944
Allstate Corp/The	50,451	5,074
Ally Financial Inc	62,900	1,691
American Express Co	24,208	2,566
American Financial Group Inc/OH	2,062	230
American International Group Inc	24,100	1,281
Ameriprise Financial Inc	23,792	3,377
Annaly Capital Management Inc ‡	121,900	1,295
Ares Capital Corp	105,205	1,837
Arthur J Gallagher & Co	12,866	928
Assurant Inc	13,300	1,367
Assured Guaranty Ltd	4,102	167
Athene Holding Ltd, Cl A *	3,321	165
Bank of America Corp	429,897	13,297
Berkshire Hathaway Inc, Cl B *	59,489	12,417
BlackRock Inc, Cl A	400	192
Brighthouse Financial Inc *	2,754	114
Capital One Financial Corp	25,200	2,497
CIT Group Inc	34,000	1,844
Citigroup Inc	114,500	8,157
Citizens Financial Group Inc	60,926	2,508
CME Group Inc, Cl A	35,446	6,193
CNA Financial Corp	34,700	1,558
Discover Financial Services	78,237	6,112
Donnelley Financial Solutions Inc *	6,262	131
Everest Re Group Ltd	8,387	1,870
FactSet Research Systems Inc	16,426	3,768
Fidelity National Financial Inc	36,628	1,469
Fifth Third Bancorp	87,153	2,565
First Citizens BancShares Inc/NC, Cl A	493	234
First Republic Bank/CA	26,214	2,663
Goldman Sachs Group Inc/The	9,000	2,140
Hanover Insurance Group Inc/The	12,885	1,578
Hartford Financial Services Group Inc/The	36,700	1,849

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
JPMorgan Chase & Co	125,329	$14,360
KeyCorp	100,000	2,107
Lazard Ltd, Cl A (B)	31,755	1,529
Legg Mason Inc	27,700	864
Lincoln National Corp	32,400	2,125
Markel Corp *	6,325	7,646
Marsh & McLennan Cos Inc	99,748	8,442
MetLife Inc	30,300	1,390
MGIC Investment Corp *	113,300	1,441
Moody’s Corp	94,632	16,846
Morgan Stanley	61,200	2,988
MSCI Inc, Cl A	44,326	7,990
Navient Corp	86,700	1,183
PNC Financial Services Group Inc/The	31,976	4,590
Progressive Corp/The	17,906	1,209
Prudential Financial Inc	29,800	2,928
Radian Group Inc	52,200	1,061
Raymond James Financial Inc	10,249	954
Regions Financial Corp	168,300	3,275
Reinsurance Group of America Inc, Cl A	5,895	842
S&P Global Inc	8,960	1,855
Starwood Property Trust Inc ‡	64,800	1,428
State Street Corp	97,482	8,472
SunTrust Banks Inc	51,600	3,796
Synovus Financial Corp	20,364	1,019
TCF Financial Corp	5,408	137
Travelers Cos Inc/The	15,143	1,993
Unum Group	38,400	1,416
US Bancorp	206,871	11,194
Wells Fargo & Co	31,084	1,818
Willis Towers Watson PLC	15,350	2,261
Wintrust Financial Corp	7,611	674

		225,911

Health Care — 16.0%
Abbott Laboratories	184,088	12,305
AbbVie Inc	55,151	5,293
ABIOMED Inc *	6,805	2,767
Aetna Inc	17,785	3,562
Agilent Technologies Inc	4,970	336
Align Technology Inc *	3,991	1,543
Allergan PLC	9,775	1,874
AmerisourceBergen Corp	86,804	7,810
Amgen Inc	85,858	17,155
Anthem Inc	7,613	2,015
Array BioPharma Inc *	45,814	713
Baxter International Inc	82,206	6,114
Becton Dickinson and Co	36,294	9,504
Biogen Inc *	11,343	4,010
Bio-Techne Corp	7,651	1,470
Bristol-Myers Squibb Co	10,290	623
Cantel Medical Corp	1,344	130

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cardinal Health Inc	15,700	$819
Celgene Corp *	20,457	1,932
Chemed Corp	638	206
Cigna Corp	14,760	2,780
CVS Health Corp	132,720	9,986
Danaher Corp	32,810	3,397
Encompass Health Corp	17,760	1,449
Express Scripts Holding Co *	39,657	3,491
Gilead Sciences Inc	45,433	3,441
Haemonetics Corp *	7,978	891
HCA Healthcare Inc	29,464	3,951
Humana Inc	14,625	4,874
Illumina Inc *	4,787	1,699
Intuitive Surgical Inc *	4,127	2,311
Johnson & Johnson	242,334	32,640
Mallinckrodt PLC *(A)	30,100	1,037
McKesson Corp	9,600	1,236
Medtronic PLC	13,279	1,280
Merck & Co Inc	191,426	13,130
Mettler-Toledo International Inc *	13,914	8,132
Neurocrine Biosciences Inc *	7,029	864
Pfizer Inc	332,233	13,794
ResMed Inc	29,764	3,316
Teleflex Inc	18,141	4,489
United Therapeutics Corp *	11,311	1,391
UnitedHealth Group Inc	86,335	23,178
Varian Medical Systems Inc *	31,889	3,572
Vertex Pharmaceuticals Inc *	1,639	302
WellCare Health Plans Inc *	6,436	1,947
Zoetis Inc, Cl A	27,240	2,468

		231,227

Industrials — 10.2%
3M Co	51,684	10,901
AGCO Corp	21,000	1,253
Allison Transmission Holdings Inc, Cl A	40,300	2,001
American Airlines Group Inc	42,100	1,704
AMETEK Inc	38,516	2,964
Boeing Co/The	19,996	6,854
Canadian Pacific Railway Ltd	6,090	1,282
Crane Co	2,417	221
CSX Corp	34,092	2,528
Cummins Inc	14,804	2,099
Curtiss-Wright Corp	4,559	611
Delta Air Lines Inc	40,300	2,357
Dun & Bradstreet Corp/The	2,295	328
Eaton Corp PLC	26,700	2,220
EMCOR Group Inc	17,962	1,439
Expeditors International of Washington Inc	2,679	196
FedEx Corp	17,253	4,209
Fortive Corp	46,936	3,942
General Dynamics Corp	3,786	732

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Graco Inc	120,866	$5,682
HD Supply Holdings Inc *	64,413	2,937
Hexcel Corp	20,196	1,335
Hillenbrand Inc	12,935	662
Honeywell International Inc	61,502	9,783
Huntington Ingalls Industries Inc	14,997	3,666
Illinois Tool Works Inc	39,764	5,522
Ingersoll-Rand PLC	7,044	714
Kansas City Southern	16,674	1,934
Korn/Ferry International	10,120	679
L3 Technologies Inc	3,346	715
Lockheed Martin Corp	2,080	666
LSC Communications Inc	8,862	108
ManpowerGroup Inc	24,996	2,343
Middleby Corp/The *(A)	36,967	4,493
Moog Inc, Cl A	7,306	577
MSC Industrial Direct Co Inc, Cl A	18,192	1,555
Norfolk Southern Corp	3,333	579
nVent Electric PLC	11,669	328
Oshkosh Corp	7,897	555
Pitney Bowes Inc	85,200	619
Raytheon Co	15,923	3,176
Robert Half International Inc	22,760	1,779
Roper Technologies Inc	17,359	5,179
RR Donnelley & Sons Co	23,633	120
Ryder System Inc	11,100	853
Sensata Technologies Holding PLC *	82,217	4,353
Southwest Airlines Co	27,200	1,667
Spirit AeroSystems Holdings Inc, Cl A	42,745	3,655
Teledyne Technologies Inc *	3,013	715
TransDigm Group Inc *	9,775	3,421
Trinity Industries Inc	2,800	100
Union Pacific Corp	2,753	415
United Continental Holdings Inc *	39,500	3,453
United Technologies Corp	51,885	6,833
Vectrus Inc *	900	30
Waste Management Inc	17,150	1,559
WW Grainger Inc	25,451	9,011
XPO Logistics Inc *	64,391	6,858

		146,470

Information Technology — 20.2%
Accenture PLC, Cl A	5,886	995
Adobe Systems Inc *	49,272	12,984
Akamai Technologies Inc *	17,055	1,282
Alphabet Inc, Cl A *	12,114	14,922
Alphabet Inc, Cl C *	9,457	11,520
Amdocs Ltd	4,948	323
Amphenol Corp, Cl A	32,073	3,033
Analog Devices Inc	55,474	5,484
ANSYS Inc *	16,705	3,107
Apple Inc	121,440	27,643

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Applied Materials Inc	122,164	$5,256
Arrow Electronics Inc *	27,468	2,130
Aspen Technology Inc *	7,897	911
Automatic Data Processing Inc	56,938	8,356
Booz Allen Hamilton Holding Corp, Cl A	11,658	596
Broadridge Financial Solutions Inc	16,287	2,201
Cabot Microelectronics Corp	5,797	654
Cadence Design Systems Inc *	49,411	2,324
CDW Corp/DE	36,574	3,202
Cisco Systems Inc	310,749	14,844
Citrix Systems Inc	11,290	1,287
Cognizant Technology Solutions Corp, Cl A	16,951	1,329
Convergys Corp	54,400	1,345
Cornerstone OnDemand Inc *	8,278	468
Corning Inc	65,800	2,205
Dell Technologies Inc, Cl V *	16,496	1,586
DXC Technology Co	34,203	3,116
eBay Inc *	28,303	980
Electronic Arts Inc *	811	92
Entegris Inc	34,953	1,185
EPAM Systems Inc *	2,459	351
Etsy Inc *	14,988	730
Facebook Inc, Cl A *	58,397	10,262
FLIR Systems Inc	7,681	482
Fortinet Inc *	13,862	1,161
Genpact Ltd	59,212	1,814
GoDaddy Inc, Cl A *	17,124	1,395
GrubHub Inc *	6,899	994
Hewlett Packard Enterprise Co	179,623	2,969
HP Inc	152,504	3,759
IAC/InterActiveCorp *	9,712	1,915
Intel Corp	254,409	12,321
International Business Machines Corp	44,064	6,454
Intuit Inc	46,987	10,312
Juniper Networks Inc	83,900	2,385
KLA-Tencor Corp	1,209	141
Lam Research Corp	27,287	4,723
Mastercard Inc, Cl A	50,558	10,898
Match Group Inc *(A)	2,341	117
Maxim Integrated Products Inc	1,613	98
Mellanox Technologies Ltd *	1,510	126
Microchip Technology Inc (A)	141,030	12,133
Micron Technology Inc *	93,413	4,906
Microsoft Corp	204,593	22,982
NCR Corp *	41,000	1,165
New Relic Inc *	8,612	885
NVIDIA Corp	9,289	2,607
Oracle Corp	246,742	11,987
PayPal Holdings Inc *	31,415	2,901
Perspecta Inc	4,608	107
PTC Inc *	17,024	1,701
Seagate Technology PLC	29,600	1,585

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Skyworks Solutions Inc	11,057	$1,010
TE Connectivity Ltd	27,636	2,534
Tech Data Corp *	15,100	1,099
Texas Instruments Inc	15,560	1,749
Total System Services Inc	5,566	541
Twilio Inc, Cl A *	11,697	943
Visa Inc, Cl A	32,197	4,729
Vishay Intertechnology Inc (A)	76,400	1,818
Western Digital Corp	18,200	1,151
Western Union Co/The	62,500	1,183
Xerox Corp	54,900	1,530
Zebra Technologies Corp, Cl A *	4,224	725
Zendesk Inc *	9,917	683
Zynga Inc, Cl A *	109,554	456

		291,877

Materials — 3.5%
Celanese Corp, Cl A	20,554	2,401
Chemours Co/The	4,797	209
Crown Holdings Inc *	34,100	1,460
Domtar Corp	24,000	1,222
Eastman Chemical Co	37,093	3,599
Ecolab Inc	58,476	8,799
Huntsman Corp	98,453	3,002
International Paper Co	29,392	1,503
LyondellBasell Industries NV, Cl A	70,298	7,928
Owens-Illinois Inc *	65,000	1,149
Praxair Inc	44,131	6,981
Reliance Steel & Aluminum Co	16,449	1,446
Sherwin-Williams Co/The	16,776	7,643
Steel Dynamics Inc	24,313	1,112
Westlake Chemical Corp	13,611	1,287

		49,741

Real Estate — 1.4%
American Tower Corp, Cl A ‡	47,721	7,116
CBL & Associates Properties Inc ‡(A)	65,600	293
EastGroup Properties Inc ‡	11,760	1,144
Hospitality Properties Trust ‡	53,800	1,560
Host Hotels & Resorts Inc ‡	101,482	2,185
Hudson Pacific Properties Inc ‡	50,543	1,710
Lexington Realty Trust ‡	130,200	1,216
Spirit MTA ‡	19,130	205
Spirit Realty Capital Inc ‡	191,300	1,601
VEREIT Inc ‡	208,600	1,631
Xenia Hotels & Resorts Inc ‡	56,579	1,373

		20,034

Telecommunication Services — 0.7%
AT&T Inc	84,600	2,702

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Verizon Communications Inc	133,547	$7,261

		9,963

Utilities — 1.2%
Consolidated Edison Inc	27,922	2,204
Entergy Corp	29,300	2,449
Exelon Corp	171,724	7,506
FirstEnergy Corp	89,900	3,360
Hawaiian Electric Industries Inc	4,529	160
OGE Energy Corp	16,939	624
Public Service Enterprise Group Inc	26,000	1,361

		17,664

Total Common Stock (Cost $1,093,901) ($ Thousands)		1,390,598

Description	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 1.6%
SEI Liquidity Fund, L.P. 2.050% **†(C)	22,762,803	$22,765

Total Affiliated Partnership (Cost $22,762) ($ Thousands)		22,765

CASH EQUIVALENT — 5.3%
SEI Daily Income Trust, Government Fund, Cl F 1.750%**†	76,034,769	76,035

(Cost $76,035) ($ Thousands)		76,035

Total Investments in Securities — 103.3% (Cost $1,192,698) ($ Thousands)		$1,489,398

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)

S&P 500 Index E-MINI	132	Sep-2018	$18,555	$19,153	$598
S&P Mid Cap 400 Index E-MINI	8	Sep-2018	1,597	1,636	39

			$20,152	$20,789	$637

Percentages are based on Net Assets of $1,442,229 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of August 31, 2018.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	Certain securities or partial positions of certain securities are on loan at August 31, 2018. The total market value of securities on loan at August 31, 2018 was $21,998 ($ Thousands).

(B)	Security is a Master Limited Partnership. At August 31, 2018, this security amounted to $1,529 ($ Thousands), or 0.1% of Net Assets.

(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of August 31, 2018 was $22,765 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

Ltd. — Limited

MSCI — Morgan Stanley Capital International

PLC — Public Limited Company

S&P — Standard & Poor’s

The following is a list of the level of inputs used as of August 31, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stock	$1,390,598	$–	$–	$1,390,598
Affiliated Partnership	–	22,765	–	22,765
Cash Equivalent	76,035	–	–	76,035

Total Investments in Securities	$1,466,633	$22,765	$–	$1,489,398

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Futures Contracts *
Unrealized Appreciation	$637	$–	$–	$637

Total Other Financial Instruments	$637	$–	$–	$637

* Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended August 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Large Cap Fund (Continued)

The following is a summary of the transactions with affiliates for the period ended August 31, 2018 ($ Thousands):

Security Description	Value 5/31/2018	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2018	Dividend Income

SEI Liquidity Fund, L.P.	$61,123	$52,954	$(91,312)	$—	$—	$22,765	$25
SEI Daily Income Trust, Government Fund, CI F	42,140	113,860	(79,965)	—	—	76,035	175

Totals	$103,263	$166,814	$(171,277)	$—	$—	$98,800	$200

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Large Cap Disciplined Equity Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.3%
Consumer Discretionary — 12.3%
Advance Auto Parts Inc	38,700	$6,348
Amazon.com Inc *	40,256	81,024
Aptiv PLC *	37,050	3,261
Asbury Automotive Group Inc *	10,700	797
Best Buy Co Inc	315,263	25,082
Bloomin’ Brands Inc	75,900	1,465
Booking Holdings Inc *	1,100	2,147
Bright Horizons Family Solutions Inc *	32,507	3,882
Burlington Stores Inc *	13,970	2,350
Cavco Industries *	2,100	515
Comcast Corp, Cl A	633,105	23,419
Darden Restaurants Inc	48,633	5,643
Dick’s Sporting Goods Inc	40,000	1,498
DR Horton Inc	112,961	5,028
Expedia Group	4,900	640
Foot Locker Inc	221,097	10,900
Gap Inc/The	225,274	6,837
Grand Canyon Education Inc *	28,438	3,388
Hilton Grand Vacations Inc *	24,600	803
Home Depot Inc/The	69,748	14,003
Hyatt Hotels Corp, Cl A	67,405	5,215
John Wiley & Sons Inc, Cl A	23,481	1,516
Kohl’s Corp	113,987	9,018
Lowe’s Cos Inc	152,177	16,549
Lululemon Athletica Inc *	41,304	6,399
Macy’s Inc	208,821	7,632
McDonald’s Corp	34,150	5,540
Meritage Homes Corp *	40,600	1,752
Michael Kors Holdings Ltd *	124,458	9,038
Netflix Inc *	9,460	3,478
News Corp, Cl A	281,081	3,674
NVR Inc *	610	1,628
Omnicom Group Inc (A)	136,055	9,431
O’Reilly Automotive Inc *	23,160	7,768
PVH Corp	42,330	6,060
Ralph Lauren Corp, Cl A	61,371	8,151
Ross Stores Inc	149,137	14,284
ServiceMaster Global Holdings Inc *	31,414	1,893
Target Corp	83,330	7,291
Tenneco Inc	9,300	398
TJX Cos Inc/The	163,418	17,971
Twenty-First Century Fox Inc, Cl A	23,783	1,080
Ulta Beauty Inc *	36,290	9,435
Urban Outfitters Inc *	50,661	2,355
VF Corp	39,714	3,659
Vista Outdoor Inc *	78,500	1,450
Wolverine World Wide Inc	5,100	200

		361,895

Consumer Staples — 4.7%
Altria Group Inc	89,400	5,232

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Archer-Daniels-Midland Co	135,600	$6,834
Church & Dwight Co Inc	248,130	14,039
Costco Wholesale Corp	65,982	15,382
CVS Health Corp	99,400	7,479
Estee Lauder Cos Inc/The, Cl A	34,961	4,899
Kraft Heinz Co/The	121,652	7,089
Kroger Co/The	108,396	3,415
Lamb Weston Holdings Inc	57,324	3,875
Mondelez International Inc, Cl A	100,907	4,311
Nu Skin Enterprises Inc, Cl A	38,189	3,040
PepsiCo Inc	179,692	20,127
Philip Morris International Inc	129,931	10,120
Procter & Gamble Co/The	182,363	15,127
US Foods Holding Corp *	90,799	2,959
USANA Health Sciences Inc *	3,400	449
Walgreens Boots Alliance Inc	21,400	1,467
Walmart Inc	126,856	12,160

		138,004

Energy — 7.7%
Anadarko Petroleum Corp	298,410	19,218
BP PLC ADR	151,292	6,487
Chevron Corp	211,649	25,072
ConocoPhillips	303,799	22,308
Continental Resources Inc/OK *	46,700	3,080
Exxon Mobil Corp	131,632	10,553
Helmerich & Payne Inc	5,072	333
Hess Corp	4,600	310
HollyFrontier Corp	23,647	1,762
Magellan Midstream Partners LP (B)	192,459	13,135
Marathon Oil Corp	275,613	5,928
Marathon Petroleum Corp	325,230	26,763
Occidental Petroleum Corp	113,574	9,071
ONEOK Inc	25,952	1,711
PBF Energy Inc, Cl A	7,421	385
Phillips 66	98,979	11,730
Pioneer Natural Resources Co	31,125	5,438
Royal Dutch Shell ADR, Cl B (A)	97,818	6,591
Schlumberger Ltd	218,080	13,774
Suncor Energy Inc	421,623	17,362
Superior Energy Services Inc *	109,900	989
Valero Energy Corp	184,558	21,756
WPX Energy Inc *	144,948	2,764

		226,520

Financials — 13.3%
Aflac Inc	63,518	2,937
Allstate Corp/The	169,492	17,046
American Express Co	115,967	12,290
American International Group Inc	242,620	12,900
Ameriprise Financial Inc	54,228	7,698
AXA Equitable Holdings (A)	416,223	9,552

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Large Cap Disciplined Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Bank of America Corp	1,148,924	$35,536
Bank of New York Mellon Corp/The	220,720	11,511
Berkshire Hathaway Inc, Cl B *	110,963	23,160
Brown & Brown Inc	52,923	1,613
Capital One Financial Corp	128,315	12,715
Chubb Ltd	79,784	10,790
Citigroup Inc	218,760	15,585
Citizens Financial Group Inc	233,985	9,631
CME Group Inc, Cl A	70,036	12,237
Discover Financial Services	192,270	15,020
Fifth Third Bancorp	116,383	3,425
First American Financial Corp	10,200	580
Genworth Financial Inc, Cl A *	104,200	485
Goldman Sachs Group Inc/The	10,500	2,497
Hanover Insurance Group Inc/The	28,156	3,449
Intercontinental Exchange Inc	186,760	14,237
JPMorgan Chase & Co	557,692	63,900
Ladder Capital Corp, Cl A	146,300	2,541
Lazard Ltd, Cl A (B)	71,354	3,435
Marsh & McLennan Cos Inc	116,921	9,895
Moody’s Corp	3,700	659
Morgan Stanley	35,018	1,710
PNC Financial Services Group Inc/The	24,098	3,459
Progressive Corp/The	148,590	10,034
Radian Group Inc	93,800	1,907
S&P Global Inc	70,525	14,602
State Street Corp	45,600	3,963
SunTrust Banks Inc	136,955	10,074
Synchrony Financial	161,715	5,122
Synovus Financial Corp	122,420	6,128
Travelers Cos Inc/The	23,859	3,140
US Bancorp	9,200	498
Wells Fargo & Co	181,871	10,636
Willis Towers Watson PLC	35,310	5,200

		391,797

Health Care — 15.6%
Abbott Laboratories	407,809	27,258
ABIOMED Inc *	21,870	8,892
Aetna Inc	7,400	1,482
Agilent Technologies Inc	151,240	10,215
Align Technology Inc *	7,033	2,718
Allergan PLC	32,300	6,192
AmerisourceBergen Corp	121,879	10,965
Amgen Inc	7,200	1,439
Anthem Inc	22,283	5,899
Baxter International Inc	156,300	11,624
Biogen Inc *	17,864	6,315
Bio-Techne Corp	20,717	3,981
Boston Scientific Corp *	159,735	5,680
Bristol-Myers Squibb Co	149,317	9,041
Catalent Inc *	53,216	2,224

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Celgene Corp *	112,160	$10,594
Centene Corp *	27,984	4,099
Cerner Corp *	74,880	4,875
Cigna Corp	31,790	5,987
Danaher Corp	163,034	16,881
DaVita *	193,730	13,424
DENTSPLY SIRONA Inc	9,300	371
Encompass Health Corp	34,583	2,822
Exact Sciences Corp *(A)	79,680	5,967
Express Scripts Holding Co *	12,734	1,121
Genomic Health *	8,700	532
Gilead Sciences Inc	191,462	14,499
HCA Healthcare Inc	110,282	14,790
Humana Inc	51,519	17,169
IDEXX Laboratories *	21,300	5,411
Illumina Inc *	38,743	13,747
Intuitive Surgical Inc *	5,604	3,138
Johnson & Johnson	124,644	16,788
Laboratory Corp of America Holdings *	38,280	6,618
McKesson Corp	10,678	1,375
Medtronic PLC	20,400	1,967
Merck & Co Inc	509,509	34,947
Neurocrine Biosciences Inc *	17,197	2,114
Perrigo Co PLC (A)	129,916	9,940
Pfizer Inc	198,675	8,249
QIAGEN NV *	51,004	1,988
ResMed Inc	59,893	6,673
Thermo Fisher Scientific Inc	51,746	12,373
UnitedHealth Group Inc	267,188	71,729
Vertex Pharmaceuticals Inc *	16,300	3,006
Zimmer Biomet Holdings Inc	154,250	19,070
Zoetis Inc, Cl A	154,759	14,021

		460,210

Industrials — 9.7%
Alaska Air Group Inc	15,130	1,021
AMETEK Inc	113,724	8,752
Armstrong World Industries Inc *	28,900	2,017
BMC Stock Holdings Inc *	17,000	382
Boeing Co/The	38,663	13,253
BWX Technologies Inc	30,446	1,867
Caterpillar Inc	54,500	7,567
Continental Building Products Inc *	13,800	515
CSX Corp	177,853	13,190
Cummins Inc	41,200	5,842
Deere	44,910	6,458
Delta Air Lines Inc	100,075	5,852
EMCOR Group Inc	29,400	2,355
Emerson Electric Co	141,337	10,845
Expeditors International of Washington Inc	31,530	2,311
Fastenal Co (A)	110,470	6,447
Gardner Denver Holdings Inc *	54,437	1,522

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Large Cap Disciplined Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
General Dynamics Corp	10,737	$2,077
General Electric Co	319,900	4,140
Global Brass & Copper Holdings Inc	11,100	428
Harris	4,135	672
HD Supply Holdings Inc *	133,831	6,101
Hexcel Corp	60,529	4,002
Honeywell International Inc	133,474	21,230
Huntington Ingalls Industries Inc	1,991	487
IDEX Corp	34,273	5,251
Illinois Tool Works Inc	54,700	7,597
Insperity Inc	4,000	479
Knight-Swift Transportation Holdings Inc, Cl A (A)	196,453	6,705
L3 Technologies Inc	26,014	5,560
Lockheed Martin Corp	76,411	24,483
Masco Corp	52,936	2,010
MSC Industrial Direct Co Inc, Cl A	67,196	5,744
Nielsen Holdings PLC	302,969	7,877
Norfolk Southern Corp	61,483	10,688
Northrop Grumman Corp	15,060	4,495
Raytheon Co	64,632	12,890
Republic Services Inc, Cl A	94,824	6,956
Robert Half International Inc	49,330	3,857
Southwest Airlines Co	127,946	7,843
Stanley Black & Decker Inc	57,845	8,129
Teledyne Technologies Inc *	18,055	4,284
TransUnion	34,941	2,631
Union Pacific Corp	65,368	9,846
United Technologies Corp	80,256	10,570
Universal Forest Products Inc	26,400	989
Waste Management Inc	19,400	1,763
WESCO International Inc *	78,392	4,794

		284,774

Information Technology — 25.2%
2U Inc *	20,925	1,870
Accenture PLC, Cl A	16,300	2,756
Activision Blizzard Inc	182,260	13,141
Adobe Systems Inc *	98,133	25,859
Akamai Technologies Inc *	54,793	4,117
Alphabet Inc, Cl A *	14,985	18,459
Alphabet Inc, Cl C *	22,112	26,937
Amdocs Ltd	173,014	11,294
Amphenol Corp, Cl A	61,415	5,809
Analog Devices Inc	154,880	15,310
ANSYS Inc *	35,124	6,532
Apple Inc	392,261	89,290
Applied Materials Inc	323,509	13,917
Arrow Electronics Inc *	66,313	5,141
Automatic Data Processing Inc	79,591	11,680
Booz Allen Hamilton Holding Corp, Cl A	52,649	2,694
Broadcom	14,575	3,192

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cadence Design Systems Inc *	37,886	$1,782
CDW Corp/DE	75,927	6,648
Cisco Systems Inc	563,280	26,908
Cognizant Technology Solutions Corp, Cl A	71,900	5,639
DXC Technology Co	171,523	15,624
eBay Inc *	42,642	1,476
F5 Networks Inc *	6,493	1,228
Facebook Inc, Cl A *	257,722	45,289
First Data Corp, Cl A *	242,020	6,225
FLIR Systems Inc	28,588	1,794
Genpact Ltd	98,088	3,005
GoDaddy Inc, Cl A *	63,886	5,204
GrubHub Inc *	16,232	2,339
Hewlett Packard Enterprise Co	848,688	14,029
HP Inc	628,292	15,487
Intel Corp	468,446	22,687
International Business Machines Corp	23,701	3,472
Intuit	90,257	19,809
Keysight Technologies Inc *	19,327	1,254
Lam Research Corp	3,177	550
Mastercard Inc, Cl A	19,452	4,193
Maxim Integrated Products Inc	12,833	776
Microchip Technology Inc (A)	172,958	14,880
Micron Technology Inc *	210,844	11,074
Microsoft Corp	1,164,962	130,860
Motorola Solutions Inc	142,460	18,286
NetApp Inc	68,830	5,975
Nutanix Inc, Cl A *	18,330	1,032
NVIDIA Corp	79,805	22,400
Okta Inc, Cl A *	9,671	598
Oracle Corp	159,591	7,753
Paychex Inc	87,498	6,409
PayPal Holdings Inc *	54,243	5,008
PTC Inc *	33,605	3,358
RingCentral Inc, Cl A *	13,999	1,304
Seagate Technology PLC	15,263	817
ServiceNow Inc *	23,640	4,642
Synopsys Inc *	9,200	940
Tech Data Corp *	5,100	371
Texas Instruments Inc	22,800	2,563
Total System Services Inc	20,143	1,957
Twilio Inc, Cl A *	26,339	2,124
VeriSign *	62,589	9,927
Visa Inc, Cl A	137,850	20,249
Western Digital Corp	73,586	4,654
WEX Inc *	16,503	3,139

		743,736

Materials — 3.2%
Air Products & Chemicals Inc	51,797	8,613
Alcoa Corp *	7,200	322
Celanese Corp, Cl A	29,663	3,466

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Large Cap Disciplined Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CF Industries Holdings Inc	29,997	$1,558
Chemours Co/The	88,400	3,854
DowDuPont Inc	198,042	13,889
Ecolab Inc	49,450	7,441
Freeport-McMoRan Inc, Cl B	811,589	11,403
Greif Inc, Cl A	7,800	430
LyondellBasell Industries NV, Cl A	143,543	16,189
Nucor Corp	70,468	4,404
PPG Industries Inc	33,414	3,694
Sherwin-Williams Co/The	11,400	5,194
Steel Dynamics Inc	129,765	5,934
Vulcan Materials Co	77,105	8,543

		94,934

Real Estate — 2.7%
American Tower Corp, Cl A ‡	17,571	2,620
Apple Hospitality Inc ‡	23,000	406
CBRE Group Inc, Cl A *	167,400	8,171
CoreCivic Inc ‡	26,600	689
Crown Castle International Corp ‡	126,153	14,385
DiamondRock Hospitality Co ‡	41,700	499
Equinix Inc ‡	3,533	1,541
Equity LifeStyle Properties Inc ‡	31,873	3,088
Franklin Street Properties Corp ‡	22,900	196
Gaming and Leisure Properties Inc ‡	25,000	895
GEO Group Inc/The ‡	79,150	2,008
Host Hotels & Resorts ‡	396,092	8,528
Hudson Pacific Properties Inc ‡	112,139	3,795
Kilroy Realty Corp ‡	43,526	3,183
Mid-America Apartment Communities Inc ‡	86,700	8,978
Prologis ‡	172,597	11,595
Public Storage ‡	12,615	2,682
Ryman Hospitality Properties Inc ‡	7,200	639
Simon Property Group Inc ‡	12,800	2,343
Spirit Realty Capital Inc ‡	90,594	758
Weyerhaeuser Co ‡	42,231	1,466

		78,465

Telecommunication Services — 1.4%
AT&T Inc	337,300	10,773
Verizon Communications Inc	550,188	29,914

		40,687

Utilities — 1.5%
AES Corp/VA	406,000	5,465
Duke Energy Corp	85,010	6,906
Exelon Corp	20,800	909
Hawaiian Electric Industries Inc	26,670	941
MDU Resources Group Inc	97,715	2,725
National Grid PLC	720,300	7,583
NextEra Energy Inc	77,413	13,168
NRG Energy Inc	153,100	5,418

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Portland General Electric Co	20,300	$942
UGI Corp	11,100	600

		44,657

Total Common Stock (Cost $2,290,957) ($ Thousands)		2,865,679

	Face Amount (Thousands)

U.S. TREASURY OBLIGATION — 0.0%
U.S. Treasury Bill 1.892%, 09/20/2018 (C)	$200	200

Total U.S. Treasury Obligation (Cost $200) ($ Thousands)		200

	Shares

AFFILIATED PARTNERSHIP — 1.7%
SEI Liquidity Fund, L.P. 2.050% **†(D)	50,353,582	50,353

Total Affiliated Partnership (Cost $50,353) ($ Thousands)		50,353

CASH EQUIVALENT — 5.1%
SEI Daily Income Trust, Government Fund, Cl F 1.750%**†	148,785,777	148,786

Total Cash Equivalent (Cost $148,786) ($ Thousands)		148,786

Total Investments in Securities — 104.1% (Cost $2,490,296) ($ Thousands)		$3,065,018

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Large Cap Disciplined Equity Fund (Continued)

A list of the open futures contracts held by the Fund at August 31, 2018, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
S&P 500 Index E-MINI	99	Sep-2018	$14,083	$14,365	$282

Percentages are based on Net Assets of $2,945,024 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of August 31, 2018.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	Certain securities or partial positions of certain securities are on loan at August 31, 2018. The total market value of securities on loan at August 31, 2018 was $49,132 ($ Thousands).

(B)	Security is a Master Limited Partnership. At August 31, 2018, such securities amounted to $16,570 ($ Thousands), or 0.6% of the net assets of the Fund.

(C)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(D)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of August 31, 2018 was $50,353 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

LP — Limited Partnership

L.P. — Limited Partnership

PLC — Public Limited Company

S&P— Standard & Poor’s

Ser — Series

The following is a list of the level of inputs used as of August 31, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stock	$2,865,679	$–	$–	$2,865,679
U.S. Treasury Obligation	–	200	–	200
Affiliated Partnership	–	50,353	–	50,353
Cash Equivalent	148,786	–	–	148,786

Total Investments in Securities	$3,014,465	$50,553	$–	$3,065,018

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Futures Contracts *
Unrealized Appreciation	$282	$–	$–	$282

Total Other Financial Instruments	$282	$–	$–	$282

*Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended August 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended August 31, 2018 ($ Thousands):

Security Description	Value 5/31/2018	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2018	Dividend Income

SEI Liquidity Fund, L.P.	$54,446	$50,783	$(54,875)	$—	$(1)	$50,353	$285
SEI Daily Income Trust, Government Fund, Cl F	70,750	416,870	(338,834)	—	—	148,786	21

Totals	$125,196	$467,653	$(393,709)	$—	$(1)	$199,139	$306

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Large Cap Index Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 99.1%
Consumer Discretionary — 12.9%
Adient PLC (A)	6,626	$287
Advance Auto Parts Inc	5,208	854
Amazon.com Inc *	29,989	60,359
AMC Networks Inc, Cl A *	2,185	137
Aramark	19,100	785
AutoNation Inc *	3,032	138
AutoZone Inc *	1,907	1,462
Best Buy Co Inc	17,947	1,428
Booking Holdings Inc *	3,532	6,893
BorgWarner Inc	17,464	764
Bright Horizons Family Solutions Inc *	3,700	442
Brunswick Corp/DE	5,800	385
Burlington Stores Inc *	5,200	875
Cable One Inc (A)	257	215
Caesars Entertainment Corp *(A)	45,600	465
CarMax Inc *	12,660	988
Carnival Corp, Cl A	29,700	1,826
Carter’s Inc	3,300	350
CBS Corp, Cl B	24,570	1,303
Charter Communications Inc, Cl A *	13,097	4,065
Chipotle Mexican Grill Inc, Cl A *	1,619	769
Choice Hotels International Inc	3,584	280
Cinemark Holdings Inc (A)	8,100	302
Columbia Sportswear Co	2,300	209
Comcast Corp, Cl A	338,450	12,519
Darden Restaurants Inc	9,522	1,105
Delphi Automotive PLC *	19,500	1,716
Dick’s Sporting Goods Inc	5,258	197
Discovery Inc, Cl A *(A)	14,500	404
Discovery Inc, Cl C *	26,500	679
DISH Network Corp, Cl A *	18,362	649
Dollar General Corp	20,400	2,198
Dollar Tree Inc *	17,734	1,428
Domino’s Pizza Inc	3,400	1,015
DR Horton Inc	24,568	1,094
Dunkin’ Brands Group Inc (A)	5,600	408
Expedia Group Inc	8,822	1,151
Extended Stay America Inc	16,600	335
Floor & Decor Holdings Inc, Cl A *(A)	4,800	176
Foot Locker Inc	8,769	432
Ford Motor Co	286,084	2,712
Gap Inc/The	15,021	456
Garmin Ltd	7,800	531
GCI Liberty Inc *	8,149	400
General Motors Co	95,800	3,454
Gentex Corp	19,864	464
Genuine Parts Co	11,211	1,119
Goodyear Tire & Rubber Co/The	15,552	353
Graham Holdings Co, Cl B	457	257
Grand Canyon Education Inc *	3,600	429
H&R Block Inc	11,725	317

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hanesbrands Inc (A)	31,572	$554
Harley-Davidson Inc	14,003	597
Hasbro Inc	9,267	920
Hilton Grand Vacations Inc *	5,170	169
Hilton Worldwide Holdings Inc	21,433	1,664
Home Depot Inc/The	85,515	17,169
Hyatt Hotels Corp, Cl A	2,600	201
International Game Technology PLC	8,400	177
Interpublic Group of Cos Inc/The	27,675	646
John Wiley & Sons Inc, Cl A	4,042	261
Kohl’s Corp	13,419	1,062
L Brands Inc (A)	17,557	464
Las Vegas Sands Corp	24,793	1,622
Lear Corp	4,700	762
Leggett & Platt Inc (A)	10,212	464
Lennar Corp, Cl A	19,990	1,033
Lennar Corp, Cl B	1,713	72
Liberty Broadband Corp, Cl A *	2,780	225
Liberty Broadband Corp, Cl C *	7,808	633
Liberty Media Corp-Liberty Formula One, Cl C *	16,100	595
Liberty Media Corp-Liberty SiriusXM, Cl A *	4,020	188
Liberty Media Corp-Liberty SiriusXM, Cl C *	11,740	552
Lions Gate Entertainment Corp, Cl A (A)	4,900	115
Lions Gate Entertainment Corp, Cl B	10,883	244
Live Nation Entertainment Inc *	9,100	452
LKQ Corp *	24,600	849
Lowe’s Cos Inc	60,910	6,624
Lululemon Athletica Inc *	7,500	1,162
Macy’s Inc	22,530	823
Madison Square Garden Co/The, Cl A *	1,086	328
Marriott International Inc/MD, Cl A	20,794	2,630
Mattel Inc *(A)	19,842	306
McDonald’s Corp	58,180	9,439
MGM Resorts International	40,039	1,161
Michael Kors Holdings Ltd *	11,000	799
Michaels Cos Inc/The *	9,500	161
Mohawk Industries Inc *	4,966	951
Netflix Inc *	30,900	11,361
Newell Brands Inc (A)	36,093	784
News Corp	10,800	147
News Corp, Cl A	25,546	334
NIKE Inc, Cl B	92,668	7,617
Nordstrom Inc	8,512	535
Norwegian Cruise Line Holdings Ltd *	15,600	836
NVR Inc *	264	704
Omnicom Group Inc	17,544	1,216
O’Reilly Automotive Inc *	5,940	1,992
Penske Automotive Group Inc	4,000	211
Polaris Industries Inc (A)	4,100	445
Pool Corp	2,500	411
PulteGroup Inc	18,945	530

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
PVH Corp	6,300	$902
Qurate Retail Inc *	28,230	587
Ralph Lauren Corp, Cl A	3,780	502
Ross Stores Inc	26,876	2,574
Royal Caribbean Cruises Ltd	13,200	1,618
Service Corp International/US	13,794	579
ServiceMaster Global Holdings Inc *	9,400	567
Sirius XM Holdings Inc (A)	88,000	625
Six Flags Entertainment Corp (A)	6,200	419
Skechers U.S.A. Inc, Cl A *	8,500	251
Starbucks Corp	97,312	5,201
Tapestry Inc	20,267	1,027
Target Corp	40,385	3,534
Tempur Sealy International Inc *(A)	4,200	233
Tesla Inc *	9,837	2,967
Thor Industries Inc	3,300	315
Tiffany & Co	9,525	1,168
TJX Cos Inc/The	46,108	5,070
Toll Brothers Inc	12,451	451
Tractor Supply Co	7,800	689
Tribune Media Co, Cl A	7,200	266
TripAdvisor Inc *	8,767	476
Twenty-First Century Fox Inc, Cl A	76,285	3,463
Twenty-First Century Fox Inc, Cl B	37,600	1,688
Ulta Beauty Inc *	4,552	1,184
Under Armour Inc, Cl A *(A)	8,800	180
Under Armour Inc, Cl C *(A)	18,821	357
Urban Outfitters Inc *	3,820	178
Vail Resorts Inc	2,800	835
VF Corp	23,768	2,190
Viacom Inc, Cl A (A)	1,200	40
Viacom Inc, Cl B	28,869	845
Visteon Corp *	2,400	265
Walt Disney Co/The	110,472	12,375
Wayfair Inc, Cl A *(A)	3,800	514
Wendy’s Co/The	13,075	231
Whirlpool Corp	5,616	702
Williams-Sonoma Inc (A)	5,162	363
Wyndham Destinations Inc	7,668	339
Wyndham Hotels & Resorts Inc	7,668	435
Wynn Resorts Ltd	7,896	1,171
Yum China Holdings Inc	25,948	1,004
Yum! Brands Inc	22,648	1,968

		265,124

Consumer Staples — 6.2%
Altria Group Inc	139,940	8,189
Archer-Daniels-Midland Co	42,379	2,136
Brown-Forman Corp, Cl A	5,000	263
Brown-Forman Corp, Cl B	22,217	1,160
Bunge Ltd	11,000	715
Campbell Soup Co (A)	13,778	544

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Casey’s General Stores Inc (A)	1,900	$217
Church & Dwight Co Inc	19,014	1,076
Clorox Co/The	9,703	1,407
Coca-Cola Co/The	283,440	12,633
Colgate-Palmolive Co	63,850	4,240
Conagra Brands Inc	28,986	1,065
Constellation Brands Inc, Cl A	11,431	2,380
Costco Wholesale Corp	32,281	7,526
Coty Inc, Cl A (A)	39,824	492
Energizer Holdings Inc	2,941	187
Estee Lauder Cos Inc/The, Cl A	15,808	2,215
Flowers Foods Inc	16,525	333
General Mills Inc	44,192	2,033
Hain Celestial Group Inc/The *	10,300	294
Herbalife Nutrition Ltd *	8,200	464
Hershey Co/The	9,298	935
Hormel Foods Corp (A)	20,956	820
Ingredion Inc	6,000	606
JM Smucker Co/The	8,011	828
Kellogg Co	18,403	1,321
Keurig Dr Pepper Inc	13,900	317
Kimberly-Clark Corp	24,818	2,867
Kraft Heinz Co/The	45,002	2,622
Kroger Co/The	59,446	1,873
Lamb Weston Holdings Inc	10,762	728
McCormick & Co Inc/MD	9,293	1,161
Molson Coors Brewing Co, Cl B	11,662	778
Mondelez International Inc, Cl A	106,406	4,546
Monster Beverage Corp *	29,787	1,814
Nu Skin Enterprises Inc, Cl A	3,900	310
PepsiCo Inc	104,952	11,756
Philip Morris International Inc	114,868	8,947
Pilgrim’s Pride Corp *	5,700	105
Pinnacle Foods Inc	8,300	551
Post Holdings Inc *	3,800	370
Procter & Gamble Co/The	186,654	15,483
Spectrum Brands Holdings Inc (A)	2,500	217
Sprouts Farmers Market Inc *	9,000	238
Sysco Corp	36,348	2,720
TreeHouse Foods Inc *	5,400	281
Tyson Foods Inc, Cl A	21,265	1,336
US Foods Holding Corp *	15,700	512
Walgreens Boots Alliance Inc	62,125	4,259
Walmart Inc	105,579	10,121

		127,991

Energy — 5.6%
Anadarko Petroleum Corp	36,440	2,347
Andeavor	10,046	1,535
Antero Resources Corp *	18,400	341
Apache Corp	25,859	1,133
Apergy Corp *	6,628	300

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Baker Hughes a GE Co	30,640	$1,010
Cabot Oil & Gas Corp, Cl A	29,500	703
Centennial Resource Development Inc/DE, Cl A *	11,100	214
Cheniere Energy Inc *	15,600	1,044
Chesapeake Energy Corp *(A)	61,266	271
Chevron Corp	141,302	16,739
Cimarex Energy Co	6,900	583
CNX Resources Corp *	10,644	170
Concho Resources Inc *	14,524	1,992
ConocoPhillips	85,076	6,247
Continental Resources Inc/OK *	5,300	350
Devon Energy Corp	39,113	1,679
Diamondback Energy Inc (A)	6,700	811
Energen Corp *	6,237	484
EOG Resources Inc	41,790	4,941
EQT Corp	20,619	1,052
Extraction Oil & Gas Inc *	12,000	139
Exxon Mobil Corp	311,638	24,984
Halliburton Co	63,436	2,530
Helmerich & Payne Inc (A)	6,550	429
Hess Corp	18,012	1,213
HollyFrontier Corp	12,226	911
Kinder Morgan Inc/DE	134,322	2,377
Kosmos Energy Ltd *	17,200	155
Marathon Oil Corp	60,476	1,301
Marathon Petroleum Corp	32,576	2,681
Murphy Oil Corp (A)	11,754	362
Nabors Industries Ltd	26,800	165
National Oilwell Varco Inc	29,880	1,406
Newfield Exploration Co *	12,399	338
Noble Energy Inc	37,624	1,118
Occidental Petroleum Corp	57,454	4,589
ONEOK Inc	31,158	2,054
Parsley Energy Inc, Cl A *	21,300	592
Patterson-UTI Energy Inc	13,832	237
PBF Energy Inc, Cl A	9,900	514
Phillips 66	31,688	3,755
Pioneer Natural Resources Co	12,944	2,261
QEP Resources Inc *	24,346	243
Range Resources Corp (A)	20,614	338
RPC Inc (A)	5,550	76
Schlumberger Ltd	102,255	6,458
SM Energy Co	8,800	265
Targa Resources Corp	14,900	821
Transocean Ltd *(A)	33,900	411
Valero Energy Corp	32,436	3,824
Weatherford International PLC *(A)	88,900	215
Whiting Petroleum Corp *	5,337	272
Williams Cos Inc/The	92,196	2,728

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
WPX Energy Inc *	34,048	$649

		114,357

Financials — 13.7%
Affiliated Managers Group Inc	4,420	646
Aflac Inc	55,512	2,567
AGNC Investment Corp ‡	34,059	648
Alleghany Corp *	1,199	757
Allstate Corp/The	26,125	2,627
Ally Financial Inc	29,800	801
American Express Co	52,234	5,536
American Financial Group Inc/OH	6,014	670
American International Group Inc	67,123	3,569
American National Insurance Co	822	105
Ameriprise Financial Inc	10,580	1,502
Annaly Capital Management Inc ‡	79,511	844
Aon PLC	18,244	2,656
Arch Capital Group Ltd *	26,700	816
Arthur J Gallagher & Co	11,904	859
Aspen Insurance Holdings Ltd	5,700	235
Associated Banc-Corp	14,684	400
Assurant Inc	4,393	452
Assured Guaranty Ltd	8,400	342
Athene Holding Ltd, Cl A *	10,100	502
AXA Equitable Holdings Inc	10,600	243
Axis Capital Holdings Ltd	6,600	380
Bank of America Corp	694,763	21,489
Bank of Hawaii Corp (A)	4,082	339
Bank of New York Mellon Corp/The	68,409	3,568
Bank OZK	6,400	259
BankUnited Inc	9,600	372
BB&T Corp	55,506	2,867
Berkshire Hathaway Inc, Cl B *	142,600	29,763
BGC Partners Inc, Cl A	22,900	284
BlackRock Inc, Cl A	8,885	4,256
BOK Financial Corp	2,475	254
Brighthouse Financial Inc *	7,728	321
Brown & Brown Inc	17,848	544
Capital One Financial Corp	35,425	3,510
Cboe Global Markets Inc	8,700	877
Charles Schwab Corp/The	89,985	4,570
Chimera Investment Corp ‡	8,380	156
Chubb Ltd	33,491	4,529
Cincinnati Financial Corp	11,786	904
CIT Group Inc	8,603	467
Citigroup Inc	189,104	13,472
Citizens Financial Group Inc	34,600	1,424
CME Group Inc, Cl A	25,370	4,433
CNA Financial Corp	3,100	139
Comerica Inc	11,553	1,126
Commerce Bancshares Inc/MO	6,914	491
Credit Acceptance Corp *(A)	800	365

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cullen/Frost Bankers Inc	3,568	$396
Discover Financial Services	25,089	1,960
E*TRADE Financial Corp *	19,600	1,154
East West Bancorp Inc	11,700	742
Eaton Vance Corp	8,810	465
Erie Indemnity Co, Cl A	2,419	299
Evercore Inc, Cl A	3,100	329
Everest Re Group Ltd	2,900	647
FactSet Research Systems Inc (A)	2,800	642
Fidelity National Financial Inc	18,152	728
Fifth Third Bancorp	53,382	1,571
First American Financial Corp	6,900	392
First Citizens BancShares Inc/NC, Cl A	600	285
First Hawaiian Inc	8,000	232
First Horizon National Corp	21,756	401
First Republic Bank/CA	12,000	1,219
FNB Corp/PA (Pennsylvania)	17,100	230
Franklin Resources Inc	25,749	817
Goldman Sachs Group Inc/The	26,075	6,201
Hanover Insurance Group Inc/The	2,493	305
Hartford Financial Services Group Inc/The	27,010	1,360
Huntington Bancshares Inc/OH	78,334	1,270
Interactive Brokers Group Inc, Cl A	5,600	348
Intercontinental Exchange Inc	42,700	3,255
Invesco Ltd	25,700	619
Jefferies Financial Group Inc	25,606	595
JPMorgan Chase & Co	249,334	28,569
KeyCorp	82,251	1,733
Lazard Ltd, Cl A (B)	10,000	481
Legg Mason Inc	7,781	243
Lincoln National Corp	16,488	1,081
Loews Corp	19,636	988
LPL Financial Holdings Inc	7,900	523
M&T Bank Corp	10,957	1,941
Markel Corp *	1,070	1,293
MarketAxess Holdings Inc	2,500	475
Marsh & McLennan Cos Inc	37,865	3,204
Mercury General Corp	2,396	129
MetLife Inc	62,909	2,887
MFA Financial Inc ‡	33,700	258
Moody’s Corp	12,127	2,159
Morgan Stanley	90,078	4,398
Morningstar Inc	1,800	256
MSCI Inc, Cl A	6,600	1,190
Nasdaq Inc	9,300	888
Navient Corp	25,914	353
New Residential Investment Corp ‡	24,100	448
New York Community Bancorp Inc	32,272	348
Northern Trust Corp	14,905	1,602
Old Republic International Corp	23,390	519
OneMain Holdings Inc, Cl A *	4,700	172
PacWest Bancorp	8,200	414

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
People’s United Financial Inc	24,934	$462
Pinnacle Financial Partners Inc	4,100	265
PNC Financial Services Group Inc/The	33,922	4,869
Popular Inc	5,853	295
Principal Financial Group Inc	20,108	1,110
Progressive Corp/The	41,280	2,788
Prosperity Bancshares Inc	3,900	292
Prudential Financial Inc	31,563	3,101
Raymond James Financial Inc	8,621	802
Regions Financial Corp	81,587	1,588
Reinsurance Group of America Inc, Cl A	4,999	714
RenaissanceRe Holdings Ltd	2,600	346
S&P Global Inc	18,956	3,925
Santander Consumer USA Holdings Inc	11,600	250
SEI Investments Co †	10,042	633
Signature Bank/New York NY	3,900	451
SLM Corp *	25,914	304
Starwood Property Trust Inc ‡	14,200	313
State Street Corp	26,579	2,310
Sterling Bancorp/DE	17,100	391
SunTrust Banks Inc	32,846	2,416
SVB Financial Group *	3,900	1,259
Synchrony Financial	54,118	1,714
Synovus Financial Corp	7,896	395
T Rowe Price Group Inc	18,230	2,113
TCF Financial Corp	15,001	380
TD Ameritrade Holding Corp	20,345	1,192
Texas Capital Bancshares Inc *	3,800	338
TFS Financial Corp	6,200	96
Torchmark Corp	8,287	729
Travelers Cos Inc/The	20,075	2,642
Two Harbors Investment Corp ‡	15,900	248
Umpqua Holdings Corp	16,800	360
Unum Group	17,305	638
US Bancorp	111,697	6,044
Voya Financial Inc	12,900	646
Webster Financial Corp	5,600	366
Wells Fargo & Co	325,966	19,062
Western Alliance Bancorp *	7,100	409
White Mountains Insurance Group Ltd	279	259
Willis Towers Watson PLC	9,700	1,428
Wintrust Financial Corp	4,300	381
WR Berkley Corp	8,114	635
XL Group Ltd	18,000	1,033
Zions Bancorporation	14,402	767

		281,709

Health Care — 14.1%
Abbott Laboratories	126,437	8,451
AbbVie Inc	117,561	11,283
ABIOMED Inc *	3,100	1,260
Acadia Healthcare Co Inc *(A)	7,100	295

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Aetna Inc	23,935	$4,793
Agilent Technologies Inc	24,764	1,673
Agios Pharmaceuticals Inc *(A)	3,700	299
Alexion Pharmaceuticals Inc *	15,400	1,882
Align Technology Inc *	5,800	2,242
Alkermes PLC *(A)	13,000	583
Allergan PLC	24,916	4,777
Alnylam Pharmaceuticals Inc *	6,600	810
AmerisourceBergen Corp	10,724	965
Amgen Inc	48,958	9,782
Anthem Inc	18,431	4,879
athenahealth Inc *	2,400	369
Baxter International Inc	36,415	2,708
Becton Dickinson and Co	19,870	5,203
Biogen Inc *	15,300	5,408
BioMarin Pharmaceutical Inc *	13,700	1,370
Bio-Rad Laboratories Inc, Cl A *	1,800	586
Bio-Techne Corp	2,641	508
Bluebird Bio Inc *(A)	3,800	640
Boston Scientific Corp *	103,039	3,664
Bristol-Myers Squibb Co	120,759	7,312
Bruker Corp	9,400	334
Cantel Medical Corp	2,800	272
Cardinal Health Inc	24,229	1,265
Catalent Inc *	10,200	426
Celgene Corp *	54,160	5,115
Centene Corp *	15,128	2,216
Cerner Corp *	24,396	1,588
Charles River Laboratories International Inc *	3,443	425
Chemed Corp	1,200	388
Cigna Corp	17,555	3,306
Cooper Cos Inc/The	3,804	973
CVS Health Corp	73,652	5,542
Danaher Corp	46,102	4,773
DaVita Inc *	9,985	692
DENTSPLY SIRONA Inc	16,466	657
DexCom Inc *	6,400	924
Edwards Lifesciences Corp *	15,328	2,211
Eli Lilly & Co	70,161	7,413
Encompass Health Corp	7,500	612
Envision Healthcare Corp *	6,879	312
Exact Sciences Corp *(A)	9,200	689
Exelixis Inc *	22,300	419
Express Scripts Holding Co *	41,836	3,682
Gilead Sciences Inc	95,534	7,235
HCA Healthcare Inc	20,100	2,696
Henry Schein Inc *	11,468	891
Hill-Rom Holdings Inc	4,124	401
Hologic Inc *	20,300	807
Humana Inc	9,875	3,291
ICU Medical Inc *	1,200	367

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
IDEXX Laboratories Inc *	6,404	$1,627
Illumina Inc *	11,005	3,905
Incyte Corp *	11,800	872
Insulet Corp *	4,500	469
Integra LifeSciences Holdings Corp *	5,600	333
Intuitive Surgical Inc *	8,271	4,632
Ionis Pharmaceuticals Inc *(A)	8,300	379
IQVIA Holdings Inc *	12,013	1,527
Jazz Pharmaceuticals PLC *	4,500	769
Johnson & Johnson	197,509	26,602
Laboratory Corp of America Holdings *	7,590	1,312
Masimo Corp *	3,500	413
McKesson Corp	14,866	1,914
MEDNAX Inc *	5,500	260
Medtronic PLC	100,126	9,653
Merck & Co Inc	199,543	13,687
Mettler-Toledo International Inc *	1,736	1,015
Molina Healthcare Inc *	4,700	649
Mylan NV *	39,419	1,542
Nektar Therapeutics, Cl A *	12,000	798
Neurocrine Biosciences Inc *	6,000	738
Penumbra Inc *	2,400	333
PerkinElmer Inc	8,734	807
Perrigo Co PLC	9,300	712
Pfizer Inc	430,522	17,875
PRA Health Sciences Inc *	3,900	412
Premier Inc, Cl A *	5,000	221
QIAGEN NV *	16,040	625
Quest Diagnostics Inc	10,744	1,182
Regeneron Pharmaceuticals Inc *	6,000	2,440
ResMed Inc	10,482	1,168
Sage Therapeutics Inc *	3,500	575
Sarepta Therapeutics Inc *(A)	4,800	663
Seattle Genetics Inc *	8,700	668
STERIS PLC	6,000	687
Stryker Corp	25,504	4,321
Teleflex Inc	3,540	876
TESARO Inc *(A)	3,700	120
Thermo Fisher Scientific Inc	29,625	7,083
United Therapeutics Corp *	2,400	295
UnitedHealth Group Inc	70,920	19,039
Universal Health Services Inc, Cl B	6,676	869
Varian Medical Systems Inc *	7,530	844
Veeva Systems Inc, Cl A *	9,200	960
Vertex Pharmaceuticals Inc *	19,100	3,522
Waters Corp *	5,446	1,032
WellCare Health Plans Inc *	3,400	1,029
West Pharmaceutical Services Inc	4,700	550
Zimmer Biomet Holdings Inc	15,525	1,919
Zoetis Inc, Cl A	35,944	3,257

		288,844

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Industrials — 9.9%
3M Co	42,133	$8,887
Acuity Brands Inc	3,300	504
AECOM *	11,416	384
AGCO Corp	3,700	221
Air Lease Corp, Cl A	5,300	245
Alaska Air Group Inc	8,400	567
Allegion PLC	7,966	695
Allison Transmission Holdings Inc, Cl A	8,600	427
AMERCO *	600	225
American Airlines Group Inc	33,300	1,348
AMETEK Inc	17,828	1,372
AO Smith Corp	10,300	598
Arconic Inc	32,167	720
Armstrong World Industries Inc *	4,100	286
Boeing Co/The	40,691	13,948
BWX Technologies Inc	7,150	438
Carlisle Cos Inc	4,866	617
Caterpillar Inc	42,788	5,941
CH Robinson Worldwide Inc	10,386	998
Cintas Corp	6,857	1,463
Clean Harbors Inc *	5,000	343
Colfax Corp *	8,100	283
Copa Holdings SA, Cl A	3,000	240
Copart Inc *	14,636	941
CoStar Group Inc *	2,800	1,238
Crane Co	4,700	429
CSX Corp	61,196	4,538
Cummins Inc	11,912	1,689
Curtiss-Wright Corp	3,400	455
Deere & Co	23,619	3,396
Delta Air Lines Inc	46,100	2,696
Donaldson Co Inc	8,844	448
Dover Corp	10,257	881
Dun & Bradstreet Corp/The	2,056	294
Eaton Corp PLC	32,216	2,678
Emerson Electric Co	47,210	3,622
Equifax Inc	8,656	1,160
Expeditors International of Washington Inc	12,948	949
Fastenal Co	20,324	1,186
FedEx Corp	18,644	4,548
Flowserve Corp	8,100	422
Fluor Corp	10,208	586
Fortive Corp	23,601	1,982
Fortune Brands Home & Security Inc	12,320	653
Gardner Denver Holdings Inc *	5,600	157
General Dynamics Corp	19,172	3,708
General Electric Co	637,006	8,243
Genesee & Wyoming Inc, Cl A *	4,200	369
Graco Inc	11,472	539
Harris Corp	8,454	1,374
HD Supply Holdings Inc *	11,700	533

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
HEICO Corp (A)	3,710	$336
HEICO Corp, Cl A	5,421	404
Hexcel Corp	5,600	370
Honeywell International Inc	55,090	8,763
Hubbell Inc, Cl B	3,792	479
Huntington Ingalls Industries Inc	3,237	791
IDEX Corp	5,493	842
IHS Markit Ltd *	29,100	1,601
Illinois Tool Works Inc	24,680	3,428
Ingersoll-Rand PLC	17,900	1,813
ITT Inc	5,051	299
Jacobs Engineering Group Inc	10,184	740
JB Hunt Transport Services Inc	6,452	779
JetBlue Airways Corp *	22,200	424
Johnson Controls International plc	65,466	2,473
Kansas City Southern	8,100	939
KAR Auction Services Inc	9,900	621
Kirby Corp *	5,200	454
Knight-Swift Transportation Holdings Inc, Cl A (A)	9,900	338
L3 Technologies Inc	5,577	1,192
Landstar System Inc	2,365	274
Lennox International Inc	2,900	646
Lincoln Electric Holdings Inc	5,200	490
Lockheed Martin Corp	17,973	5,759
Macquarie Infrastructure Corp	7,500	353
ManpowerGroup Inc	5,284	495
Masco Corp	24,579	933
Middleby Corp/The *(A)	4,100	498
MSC Industrial Direct Co Inc, Cl A	2,720	233
Nielsen Holdings PLC	23,700	616
Nordson Corp	4,400	612
Norfolk Southern Corp	21,133	3,674
Northrop Grumman Corp	12,078	3,605
nVent Electric PLC	13,573	381
Old Dominion Freight Line Inc	5,100	777
Oshkosh Corp	6,359	447
Owens Corning	7,900	447
PACCAR Inc	26,670	1,825
Parker-Hannifin Corp	10,204	1,792
Pentair PLC	13,573	590
Quanta Services Inc *	10,700	370
Raytheon Co	20,668	4,122
Regal Beloit Corp	4,000	335
Republic Services Inc, Cl A	17,242	1,265
Robert Half International Inc	9,476	741
Rockwell Automation Inc	8,704	1,575
Rockwell Collins Inc	12,762	1,735
Rollins Inc	6,150	370
Roper Technologies Inc	7,600	2,268
Ryder System Inc	2,706	208
Sensata Technologies Holding PLC *	12,900	683

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Snap-on Inc	4,491	$794
Southwest Airlines Co	37,620	2,306
Spirit AeroSystems Holdings Inc, Cl A	8,900	761
Stanley Black & Decker Inc	11,793	1,657
Stericycle Inc *	6,326	390
Teledyne Technologies Inc *	2,400	569
Terex Corp	5,148	199
Textron Inc	19,422	1,341
Timken Co/The	6,769	329
Toro Co/The	6,340	385
TransDigm Group Inc *	3,793	1,328
TransUnion	12,800	964
Trinity Industries Inc	12,200	437
Union Pacific Corp	56,932	8,575
United Continental Holdings Inc *	19,400	1,696
United Parcel Service Inc, Cl B	50,141	6,161
United Rentals Inc *	6,600	1,029
United Technologies Corp	54,490	7,176
Univar Inc *	10,400	289
USG Corp *	3,900	168
Valmont Industries Inc	2,100	295
Verisk Analytics Inc, Cl A *	12,300	1,465
WABCO Holdings Inc *	4,024	495
Wabtec Corp/DE (A)	6,000	650
Waste Management Inc	31,394	2,854
Watsco Inc	2,700	472
Welbilt Inc *	13,500	299
WESCO International Inc *	5,000	306
WW Grainger Inc	3,587	1,270
XPO Logistics Inc *	8,700	927
Xylem Inc/NY	13,202	1,002

		202,258

Information Technology — 26.0%
2U Inc *	4,100	366
Accenture PLC, Cl A	47,500	8,031
Activision Blizzard Inc	55,256	3,984
Adobe Systems Inc *	36,402	9,592
Advanced Micro Devices Inc *(A)	65,900	1,659
Akamai Technologies Inc *	12,018	903
Alliance Data Systems Corp	3,312	790
Alphabet Inc, Cl A *	22,029	27,135
Alphabet Inc, Cl C *	22,399	27,286
Amdocs Ltd	11,800	770
Amphenol Corp, Cl A	21,284	2,013
Analog Devices Inc	26,879	2,657
ANSYS Inc *	5,900	1,097
Apple Inc	362,825	82,590
Applied Materials Inc	78,955	3,397
Arista Networks Inc *	4,400	1,316
ARRIS International PLC *	11,000	285
Arrow Electronics Inc *	6,189	480

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Aspen Technology Inc *	5,500	$635
Atlassian Corp PLC, Cl A *	7,400	666
Autodesk Inc *	16,037	2,475
Automatic Data Processing Inc	32,392	4,754
Avnet Inc	7,710	373
Black Knight Inc *	10,000	534
Booz Allen Hamilton Holding Corp, Cl A	11,300	578
Broadcom Inc	31,332	6,863
Broadridge Financial Solutions Inc	8,673	1,172
CA Inc	22,338	978
Cadence Design Systems Inc *	20,163	948
CDK Global Inc	10,997	685
CDW Corp/DE	10,000	876
Cisco Systems Inc	357,727	17,089
Citrix Systems Inc	9,487	1,082
Cognex Corp	11,800	635
Cognizant Technology Solutions Corp, Cl A	42,676	3,347
Coherent Inc *	1,800	343
CommScope Holding Co Inc *	13,300	421
Conduent Inc *	14,439	335
CoreLogic Inc/United States *	4,584	233
Corning Inc	61,858	2,073
Cypress Semiconductor Corp	29,700	511
Dell Technologies Inc, Cl V *	14,112	1,357
DocuSign Inc *(A)	2,600	162
Dolby Laboratories Inc, Cl A	5,343	375
DXC Technology Co	21,936	1,998
eBay Inc *	70,011	2,423
EchoStar Corp, Cl A *	4,932	237
Electronic Arts Inc *	21,365	2,423
EPAM Systems Inc *	3,900	557
Euronet Worldwide Inc *	3,500	342
F5 Networks Inc *	3,938	745
Facebook Inc, Cl A *	175,100	30,770
Fair Isaac Corp *	2,300	531
Fidelity National Information Services Inc	23,990	2,595
FireEye Inc *	15,800	262
First Data Corp, Cl A *	36,300	934
First Solar Inc *	5,100	266
Fiserv Inc *	29,676	2,376
FleetCor Technologies Inc *	6,800	1,453
FLIR Systems Inc	9,400	590
Fortinet Inc *	8,900	745
Gartner Inc *	6,300	944
Genpact Ltd	9,000	276
Global Payments Inc	11,968	1,491
GoDaddy Inc, Cl A *	10,800	880
GrubHub Inc *	6,900	994
Guidewire Software Inc *	5,800	583
Hewlett Packard Enterprise Co	108,570	1,795
HP Inc	121,770	3,002
IAC/InterActiveCorp *	5,232	1,032

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Intel Corp	346,058	$16,760
International Business Machines Corp	67,998	9,960
Intuit Inc	17,852	3,918
IPG Photonics Corp *	2,700	474
Jabil Inc	10,374	307
Jack Henry & Associates Inc	5,300	840
Juniper Networks Inc	22,525	640
Keysight Technologies Inc *	13,132	852
KLA-Tencor Corp	12,309	1,430
Lam Research Corp	12,352	2,138
Leidos Holdings Inc	10,173	720
Littelfuse Inc	1,900	425
LogMeIn Inc	3,500	301
Manhattan Associates Inc *	4,700	273
Marvell Technology Group Ltd	42,402	877
Mastercard Inc, Cl A	68,100	14,680
Match Group Inc *(A)	3,400	170
Maxim Integrated Products Inc	20,500	1,240
Microchip Technology Inc (A)	17,415	1,498
Micron Technology Inc *	86,716	4,554
Microsoft Corp	558,900	62,781
MKS Instruments Inc	4,200	390
Monolithic Power Systems Inc	3,100	465
Motorola Solutions Inc	12,214	1,568
National Instruments Corp	6,604	315
NCR Corp *	5,189	147
NetApp Inc	20,855	1,810
Nuance Communications Inc *	21,700	354
Nutanix Inc, Cl A *	8,200	462
NVIDIA Corp	43,156	12,113
NXP Semiconductors NV *	25,700	2,394
Okta Inc, Cl A *	6,600	408
ON Semiconductor Corp *	30,100	642
Oracle Corp	212,620	10,329
Palo Alto Networks Inc *	6,700	1,549
Paychex Inc	24,607	1,802
Paycom Software Inc *(A)	3,800	589
PayPal Holdings Inc *	87,811	8,108
Pegasystems Inc	2,900	185
Proofpoint Inc *	3,900	463
PTC Inc *	8,300	830
Pure Storage Inc, Cl A *	12,600	338
Qorvo Inc *	10,400	833
QUALCOMM Inc	107,959	7,418
RealPage Inc *	5,400	337
Red Hat Inc *	12,327	1,821
RingCentral Inc, Cl A *	5,100	475
Sabre Corp	20,400	533
salesforce.com Inc *	52,152	7,963
ServiceNow Inc *	12,400	2,435
Skyworks Solutions Inc	13,000	1,187
Splunk Inc *	10,300	1,320

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Square Inc, Cl A *	22,000	$1,950
SS&C Technologies Holdings Inc	14,700	872
Symantec Corp	40,648	819
Synopsys Inc *	10,182	1,040
Tableau Software Inc, Cl A *	5,700	638
Take-Two Interactive Software Inc *	8,700	1,162
Teradata Corp *	7,889	327
Teradyne Inc	15,763	649
Texas Instruments Inc	72,408	8,139
Total System Services Inc	12,191	1,184
Trimble Inc *	20,628	868
Twilio Inc, Cl A *	5,500	444
Twitter Inc *	53,260	1,874
Tyler Technologies Inc *	2,800	691
Ubiquiti Networks Inc (A)	1,200	108
Ultimate Software Group Inc/The *	1,900	588
Universal Display Corp (A)	3,100	379
VeriSign Inc *	8,085	1,282
Versum Materials Inc	9,747	388
Visa Inc, Cl A	131,300	19,287
VMware Inc, Cl A *(A)	5,400	828
Western Digital Corp	22,896	1,448
Western Union Co/The	38,628	731
WEX Inc *	2,600	495
Workday Inc, Cl A *	10,700	1,654
Worldpay Inc, Cl A *	22,053	2,148
Xerox Corp	18,499	515
Xilinx Inc	19,957	1,553
Zebra Technologies Corp, Cl A *	3,425	588
Zendesk Inc *	7,900	544
Zillow Group Inc, Cl A *	5,543	267
Zillow Group Inc, Cl C *(A)	8,286	403
Zynga Inc, Cl A *	77,500	322

		532,701

Materials — 2.8%
Air Products & Chemicals Inc	16,494	2,743
Albemarle Corp (A)	7,273	695
Alcoa Corp *	14,788	661
AptarGroup Inc	4,700	492
Ashland Global Holdings Inc	4,776	402
Avery Dennison Corp	6,410	674
Axalta Coating Systems Ltd *	14,700	448
Ball Corp (A)	27,100	1,135
Bemis Co Inc	6,374	314
Berry Global Group Inc *	8,500	406
Cabot Corp	4,273	277
Celanese Corp, Cl A	10,083	1,178
CF Industries Holdings Inc	18,330	952
Chemours Co/The	12,700	554
Crown Holdings Inc *	9,651	413
Domtar Corp	6,100	310

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
DowDuPont Inc	172,029	$12,064
Eagle Materials Inc	4,500	415
Eastman Chemical Co	11,428	1,109
Ecolab Inc	18,508	2,785
FMC Corp	9,720	831
Freeport-McMoRan Inc, Cl B	104,624	1,470
Graphic Packaging Holding Co	26,100	371
Huntsman Corp	15,729	480
International Flavors & Fragrances Inc	5,791	755
International Paper Co	31,755	1,624
LyondellBasell Industries NV, Cl A	22,800	2,571
Martin Marietta Materials Inc (A)	4,663	927
Mosaic Co/The	26,978	844
NewMarket Corp	700	281
Newmont Mining Corp	39,533	1,227
Nucor Corp	24,490	1,531
Olin Corp	12,700	390
Owens-Illinois Inc *	16,591	293
Packaging Corp of America	7,599	835
Platform Specialty Products Corp *	16,800	223
PPG Industries Inc	19,146	2,116
Praxair Inc	21,525	3,405
Reliance Steel & Aluminum Co	4,800	422
Royal Gold Inc	4,300	328
RPM International Inc	8,169	551
Scotts Miracle-Gro Co/The, Cl A	3,206	240
Sealed Air Corp	13,868	556
Sherwin-Williams Co/The	6,037	2,750
Silgan Holdings Inc	8,608	235
Sonoco Products Co	5,746	322
Southern Copper Corp (A)	5,768	252
Steel Dynamics Inc	16,600	759
United States Steel Corp	15,883	471
Valvoline Inc	17,504	377
Vulcan Materials Co	9,657	1,070
Westlake Chemical Corp	2,000	189
WestRock Co	17,645	972
WR Grace & Co	4,300	304

		57,999

Real Estate — 3.3%
Alexandria Real Estate Equities Inc ‡(A)	7,700	988
American Campus Communities Inc ‡	8,000	335
American Homes 4 Rent, Cl A ‡	17,200	399
American Tower Corp, Cl A ‡	31,722	4,730
Apartment Investment & Management Co, Cl A ‡	9,999	438
Apple Hospitality Inc ‡	16,700	295
AvalonBay Communities Inc ‡	10,541	1,932
Boston Properties Inc ‡	10,984	1,433
Brandywine Realty Trust ‡	15,500	260
Brixmor Property Group Inc ‡	17,300	315

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Brookfield Property Partners LP	6,466	$129
Camden Property Trust ‡	6,047	575
CBRE Group Inc, Cl A *	24,317	1,187
Colony Capital Inc ‡	21,023	129
Columbia Property Trust Inc ‡	11,800	284
CoreSite Realty Corp ‡	3,400	396
Corporate Office Properties Trust ‡	9,800	302
Crown Castle International Corp ‡	29,696	3,386
CubeSmart ‡	10,700	327
CyrusOne Inc ‡	6,900	462
DDR Corp ‡	15,400	215
Digital Realty Trust Inc ‡	15,596	1,938
Douglas Emmett Inc ‡	9,200	359
Duke Realty Corp ‡	26,309	750
Empire State Realty Trust Inc, Cl A ‡	12,600	222
EPR Properties ‡	6,200	435
Equinix Inc ‡	6,042	2,635
Equity Commonwealth *‡	11,525	369
Equity LifeStyle Properties Inc ‡	6,500	630
Equity Residential ‡	27,177	1,841
Essex Property Trust Inc ‡	4,454	1,097
Extra Space Storage Inc ‡	9,900	913
Federal Realty Investment Trust ‡	5,196	679
Forest City Realty Trust Inc, Cl A *‡	12,842	323
Gaming and Leisure Properties Inc ‡	12,491	447
HCP Inc ‡	31,674	856
Healthcare Trust of America Inc, Cl A ‡	11,800	337
Highwoods Properties Inc ‡	5,400	269
Hospitality Properties Trust ‡	9,166	266
Host Hotels & Resorts Inc ‡	57,140	1,230
Howard Hughes Corp/The *	2,773	361
Hudson Pacific Properties Inc ‡	12,000	406
Invitation Homes Inc ‡	19,600	458
Iron Mountain Inc ‡	19,503	704
JBG SMITH Properties ‡	8,518	319
Jones Lang LaSalle Inc	3,300	503
Kilroy Realty Corp ‡	7,500	549
Kimco Realty Corp ‡	31,944	547
Lamar Advertising Co, Cl A ‡	6,440	496
Liberty Property Trust ‡	9,206	403
Life Storage Inc ‡	3,300	322
Macerich Co/The ‡	10,611	623
Medical Properties Trust Inc ‡	20,800	313
Mid-America Apartment Communities Inc ‡	9,050	937
National Retail Properties Inc ‡	9,300	429
Omega Healthcare Investors Inc ‡	11,700	387
Outfront Media Inc ‡	12,680	252
Paramount Group Inc ‡	18,400	292
Park Hotels & Resorts Inc ‡	14,488	485
Prologis Inc ‡	46,130	3,099
Public Storage ‡	11,168	2,374
Rayonier Inc ‡	11,704	408

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	9

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Realogy Holdings Corp (A)	6,900	$148
Realty Income Corp ‡	21,000	1,230
Regency Centers Corp ‡	9,658	638
Retail Properties of America Inc, Cl A ‡	14,900	190
Retail Value Inc *	1,540	55
SBA Communications Corp, Cl A *‡	8,800	1,366
Senior Housing Properties Trust ‡	12,300	235
Simon Property Group Inc ‡	23,181	4,243
SL Green Realty Corp ‡	5,768	602
Spirit Realty Capital Inc ‡	20,600	172
STORE Capital Corp ‡	14,800	426
Sun Communities Inc ‡	6,100	629
Taubman Centers Inc ‡	5,800	375
UDR Inc ‡	19,393	775
Uniti Group Inc ‡(A)	12,529	261
Ventas Inc ‡	26,292	1,574
VEREIT Inc ‡	68,100	533
VICI Properties Inc ‡	22,000	460
Vornado Realty Trust ‡	12,536	965
Weingarten Realty Investors ‡	11,267	348
Welltower Inc ‡(A)	27,683	1,847
Weyerhaeuser Co ‡	54,546	1,893
WP Carey Inc ‡(A)	7,100	473

		68,218

Telecommunication Services — 1.9%
AT&T Inc	539,285	17,225
CenturyLink Inc (A)	71,406	1,525
Sprint Corp *(A)	46,115	282
Telephone & Data Systems Inc	9,880	297
T-Mobile US Inc *	22,600	1,492
United States Cellular Corp *	831	36
Verizon Communications Inc	306,876	16,685
Zayo Group Holdings Inc *	16,400	568

		38,110

Utilities — 2.7%
AES Corp/VA	48,424	652
Alliant Energy Corp	18,452	790
Ameren Corp	17,990	1,138
American Electric Power Co Inc	35,050	2,514
American Water Works Co Inc	13,900	1,217
Aqua America Inc	12,046	448
Atmos Energy Corp	8,791	811
Avangrid Inc (A)	5,594	276
CenterPoint Energy Inc	31,815	884
CMS Energy Corp	22,242	1,095
Consolidated Edison Inc	23,916	1,888
Dominion Energy Inc	48,712	3,447
DTE Energy Co	12,864	1,430
Duke Energy Corp	52,516	4,266
Edison International	24,179	1,589

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Entergy Corp	12,498	$1,045
Evergy Inc	20,149	1,149
Eversource Energy	22,608	1,411
Exelon Corp	70,376	3,076
FirstEnergy Corp	36,627	1,369
Hawaiian Electric Industries Inc	7,546	266
MDU Resources Group Inc	15,621	436
National Fuel Gas Co	7,089	394
NextEra Energy Inc	34,173	5,813
NiSource Inc	23,521	637
NRG Energy Inc	24,200	856
OGE Energy Corp	13,436	495
PG&E Corp *	36,018	1,663
Pinnacle West Capital Corp	6,992	549
PPL Corp	52,326	1,556
Public Service Enterprise Group Inc	35,252	1,845
SCANA Corp	7,910	303
Sempra Energy	18,623	2,162
Southern Co/The	75,803	3,319
UGI Corp	11,725	634
Vectren Corp	5,091	362
Vistra Energy Corp *	31,500	742
WEC Energy Group Inc	23,257	1,572
Xcel Energy Inc	38,981	1,873

		55,972

Total Common Stock (Cost $771,750) ($ Thousands)		2,033,283

	Face Amount (Thousands)

U.S. TREASURY OBLIGATION — 0.0%
U.S. Treasury Bill 2.098%, 12/06/2018 (C)	$1,000	995

Total U.S. Treasury Obligation (Cost $994) ($ Thousands)		995

	Shares

AFFILIATED PARTNERSHIP — 1.4%
SEI Liquidity Fund, L.P. 2.050% **†(D)	28,816,160	28,815

Total Affiliated Partnership (Cost $28,816) ($ Thousands)		28,815

10	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 0.7%
SEI Daily Income Trust, Government Fund, Cl F 1.750% **†	13,930,908	$13,931

(Cost $13,931) ($ Thousands)		13,931

Total Investments in Securities — 101.2% (Cost $815,491) ($ Thousands)		$2,077,024

A list of the open futures contracts held by the Fund at August 31, 2018, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)

S&P 500 Index E-MINI	111	Sep-2018	$ 15,453	$ 16,106	$ 653
S&P Mid Cap 400 Index E-MINI	8	Sep-2018	1,600	1,636	37

			$ 17,053	$ 17,742	$ 690

Percentages are based on Net Assets of $2,051,348 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of August 31, 2018.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	Certain securities or partial positions of certain securities are on loan at August 31, 2018. The total market value of securities on loan at August 31, 2018 was $32,881 ($ Thousands).

(B)	Security is a Master Limited Partnership. At August 31, 2018, such securities amounted to $481 ($ Thousands), or 0.0 of the net assets of the Fund.

(C)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(D)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of August 31, 2018 was $28,815 ($ Thousands).

Cl — Class

L.P. — Limited Partnership

PLC— Public Liability Company

S&P—	Standard & Poor’s

The following is a list of the level of inputs used as of August 31, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,033,283	$–	$–	$2,033,283
U.S. Treasury Obligation	–	995	–	995
Affiliated Partnership	–	28,815	–	28,815
Cash Equivalent	13,931	–	–	13,931

Total Investments in Securities	$2,047,214	$29,810	$–	$2,077,024

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$690	$–	$–	$690

Total Other Financial Instruments	$690	$–	$–	$690

*Futures contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

For the period ended August 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended August 31, 2018 ($ Thousands):

Security Description	Value 5/31/2018	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2018	Dividend Income
SEI Investment Co.	$ 641	$ –	$ –	$–	$(8)	$ 633	$ 3
SEI Liquidity Fund, L.P.	44,400	26,422	(42,007)	–	–	28,815	46
SEI Daily Income Trust, Government Fund, CI F	11,571	84,007	(81,647)	–	–	13,931	86

Totals	$56,612	$110,429	$(123,654)	$–	$(8)	$43,379	$135

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	11

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

S&P 500 Index Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.5%

Consumer Discretionary — 12.6%
Advance Auto Parts Inc	12,800	$2,100
Amazon.com Inc *	69,860	140,608
AutoZone Inc *	4,545	3,485
Best Buy Co Inc	41,987	3,341
Booking Holdings Inc *	8,384	16,362
BorgWarner Inc	34,800	1,523
CarMax Inc *	31,400	2,451
Carnival Corp, Cl A	70,300	4,323
CBS Corp, Cl B	60,537	3,210
Charter Communications Inc, Cl A *	32,000	9,933
Chipotle Mexican Grill Inc, Cl A *	4,320	2,053
Comcast Corp, Cl A	795,548	29,427
Darden Restaurants Inc	21,795	2,529
Delphi Automotive PLC *	45,500	4,004
Discovery Inc, Cl A *(A)	24,400	679
Discovery Inc, Cl C *	59,845	1,534
DISH Network Corp, Cl A *	39,000	1,379
Dollar General Corp	44,300	4,772
Dollar Tree Inc *	41,469	3,339
DR Horton Inc	60,691	2,701
Expedia Group Inc	20,995	2,740
Foot Locker Inc	20,500	1,011
Ford Motor Co	683,343	6,478
Gap Inc/The	36,800	1,117
Garmin Ltd	18,895	1,288
General Motors Co	218,887	7,891
Genuine Parts Co	26,000	2,596
Goodyear Tire & Rubber Co/The	41,600	944
H&R Block Inc	38,291	1,036
Hanesbrands Inc (A)	63,000	1,105
Harley-Davidson Inc	28,300	1,206
Hasbro Inc	19,895	1,976
Hilton Worldwide Holdings Inc	48,300	3,749
Home Depot Inc/The	199,887	40,131
Interpublic Group of Cos Inc/The	65,800	1,536
Kohl’s Corp	29,091	2,301
L Brands Inc (A)	43,100	1,139
Leggett & Platt Inc (A)	21,095	959
Lennar Corp, Cl A	47,191	2,438
LKQ Corp *	53,100	1,833
Lowe’s Cos Inc	142,187	15,463
Macy’s Inc	53,000	1,937
Marriott International Inc/MD, Cl A	51,836	6,556
Mattel Inc (A)	62,887	970
McDonald’s Corp	135,987	22,061
MGM Resorts International	88,500	2,566
Michael Kors Holdings Ltd *	26,400	1,917
Mohawk Industries Inc *	11,200	2,146
Netflix Inc *	75,279	27,679
Newell Brands Inc (A)	84,090	1,826
News Corp	23,200	316

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
News Corp, Cl A	70,883	$926
NIKE Inc, Cl B	221,982	18,247
Nordstrom Inc	19,895	1,250
Norwegian Cruise Line Holdings Ltd *	35,100	1,882
Omnicom Group Inc	40,200	2,787
O’Reilly Automotive Inc *	14,100	4,729
PulteGroup Inc	46,183	1,291
PVH Corp	13,600	1,947
Ralph Lauren Corp, Cl A	9,695	1,288
Ross Stores Inc	66,100	6,331
Royal Caribbean Cruises Ltd	29,000	3,555
Starbucks Corp	240,482	12,854
Tapestry Inc	48,791	2,473
Target Corp	91,991	8,049
Tiffany & Co	18,095	2,219
TJX Cos Inc/The	108,391	11,920
Tractor Supply Co	20,700	1,827
TripAdvisor Inc *(A)	17,795	966
Twenty-First Century Fox Inc, Cl A	181,874	8,257
Twenty-First Century Fox Inc, Cl B	76,500	3,435
Ulta Beauty Inc *	9,900	2,574
Under Armour Inc, Cl A *(A)	28,395	581
Under Armour Inc, Cl C *(A)	34,832	661
VF Corp	57,091	5,260
Viacom Inc, Cl B	62,100	1,818
Walt Disney Co/The	257,583	28,854
Whirlpool Corp	11,000	1,375
Wynn Resorts Ltd	14,600	2,166
Yum! Brands Inc	56,300	4,892

		551,078

Consumer Staples — 6.5%
Altria Group Inc	327,583	19,170
Archer-Daniels-Midland Co	96,291	4,853
Brown-Forman Corp, Cl B	45,190	2,360
Campbell Soup Co (A)	33,591	1,325
Church & Dwight Co Inc	41,400	2,342
Clorox Co/The	22,200	3,219
Coca-Cola Co/The	663,457	29,570
Colgate-Palmolive Co	150,691	10,007
Conagra Brands Inc	69,487	2,554
Constellation Brands Inc, Cl A	29,400	6,121
Costco Wholesale Corp	75,900	17,695
Coty Inc, Cl A (A)	78,683	973
Estee Lauder Cos Inc/The, Cl A	39,000	5,465
General Mills Inc	102,096	4,698
Hershey Co/The	24,200	2,433
Hormel Foods Corp (A)	46,492	1,820
JM Smucker Co/The	20,095	2,077
Kellogg Co	44,200	3,173
Kimberly-Clark Corp	61,196	7,071
Kraft Heinz Co/The	104,691	6,100

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Kroger Co/The	140,782	$4,435
McCormick & Co Inc/MD (A)	20,995	2,622
Molson Coors Brewing Co, Cl B	32,695	2,182
Mondelez International Inc, Cl A	254,878	10,888
Monster Beverage Corp *	71,131	4,331
PepsiCo Inc	245,578	27,507
Philip Morris International Inc	269,178	20,966
Procter & Gamble Co/The	435,767	36,147
Sysco Corp	83,700	6,262
Tyson Foods Inc, Cl A	51,787	3,253
Walgreens Boots Alliance Inc	147,287	10,098
Walmart Inc	250,583	24,021

		285,738

Energy — 5.7%
Anadarko Petroleum Corp	90,295	5,815
Andeavor	23,800	3,636
Apache Corp (A)	67,700	2,967
Baker Hughes a GE Co	73,600	2,427
Cabot Oil & Gas Corp, Cl A	81,187	1,935
Chevron Corp	331,178	39,231
Cimarex Energy Co	16,396	1,385
Concho Resources Inc *	33,100	4,540
ConocoPhillips	202,383	14,861
Devon Energy Corp	89,800	3,855
EOG Resources Inc	100,891	11,928
EQT Corp	44,595	2,275
Exxon Mobil Corp	734,000	58,845
Halliburton Co	152,891	6,099
Helmerich & Payne Inc (A)	17,795	1,167
Hess Corp	44,800	3,017
HollyFrontier Corp	29,800	2,221
Kinder Morgan Inc/DE	330,983	5,858
Marathon Oil Corp	146,000	3,140
Marathon Petroleum Corp	79,592	6,550
National Oilwell Varco Inc	67,500	3,177
Newfield Exploration Co *	37,000	1,009
Noble Energy Inc	85,800	2,550
Occidental Petroleum Corp	132,295	10,566
ONEOK Inc	70,791	4,666
Phillips 66	72,496	8,592
Pioneer Natural Resources Co	29,396	5,136
Schlumberger Ltd	239,666	15,137
TechnipFMC PLC	73,900	2,264
Valero Energy Corp	74,400	8,770
Williams Cos Inc/The	204,196	6,042

		249,661

Financials — 13.4%
Affiliated Managers Group Inc	9,300	1,359
Aflac Inc	135,682	6,274
Allstate Corp/The	61,300	6,165

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
American Express Co	124,487	$13,193
American International Group Inc	154,978	8,240
Ameriprise Financial Inc	25,000	3,549
Aon PLC	42,800	6,230
Arthur J Gallagher & Co	32,100	2,316
Assurant Inc	8,895	915
Bank of America Corp	1,634,583	50,558
Bank of New York Mellon Corp/The	174,487	9,099
BB&T Corp	134,491	6,948
Berkshire Hathaway Inc, Cl B *	333,728	69,656
BlackRock Inc, Cl A	21,296	10,202
Brighthouse Financial Inc *	18,980	788
Capital One Financial Corp	83,996	8,323
Cboe Global Markets Inc	19,900	2,006
Charles Schwab Corp/The	207,491	10,538
Chubb Ltd	80,447	10,880
Cincinnati Financial Corp	26,296	2,016
Citigroup Inc	441,757	31,471
Citizens Financial Group Inc	83,100	3,420
CME Group Inc, Cl A	58,795	10,273
Comerica Inc	29,391	2,865
Discover Financial Services	60,800	4,750
E*TRADE Financial Corp *	46,691	2,748
Everest Re Group Ltd	7,200	1,606
Fifth Third Bancorp	117,500	3,458
Franklin Resources Inc	56,095	1,780
Goldman Sachs Group Inc/The	60,791	14,457
Hartford Financial Services Group Inc/The	62,400	3,143
Huntington Bancshares Inc/OH	192,261	3,117
Intercontinental Exchange Inc	99,900	7,615
Invesco Ltd	71,900	1,733
Jefferies Financial Group Inc	52,587	1,221
JPMorgan Chase & Co	590,357	67,643
KeyCorp	185,300	3,904
Lincoln National Corp	37,800	2,479
Loews Corp	46,187	2,324
M&T Bank Corp	25,023	4,433
Marsh & McLennan Cos Inc	87,491	7,404
MetLife Inc	175,387	8,048
Moody’s Corp	28,800	5,127
Morgan Stanley	235,600	11,504
MSCI Inc, Cl A	15,100	2,722
Nasdaq Inc	20,600	1,966
Northern Trust Corp	36,296	3,900
People’s United Financial Inc	60,500	1,120
PNC Financial Services Group Inc/The	81,191	11,654
Principal Financial Group Inc	45,791	2,527
Progressive Corp/The	101,983	6,887
Prudential Financial Inc	72,400	7,113
Raymond James Financial Inc	22,900	2,131
Regions Financial Corp	195,900	3,812
S&P Global Inc	43,400	8,986

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
State Street Corp	64,000	$5,562
SunTrust Banks Inc	81,100	5,966
SVB Financial Group *	9,400	3,034
Synchrony Financial	121,721	3,855
T Rowe Price Group Inc	42,200	4,891
Torchmark Corp	17,846	1,569
Travelers Cos Inc/The	47,396	6,237
Unum Group	40,091	1,479
US Bancorp	271,983	14,717
Wells Fargo & Co	760,148	44,453
Willis Towers Watson PLC	22,945	3,379
XL Group Ltd	44,600	2,560
Zions Bancorporation	34,700	1,849

		588,147

Health Care — 14.2%
Abbott Laboratories	303,548	20,289
AbbVie Inc	262,478	25,193
ABIOMED Inc *	7,300	2,968
Aetna Inc	56,495	11,314
Agilent Technologies Inc	54,891	3,707
Alexion Pharmaceuticals Inc *	38,300	4,682
Align Technology Inc *	12,600	4,870
Allergan PLC	58,599	11,234
AmerisourceBergen Corp	28,796	2,591
Amgen Inc	115,291	23,036
Anthem Inc	44,496	11,779
Baxter International Inc	86,329	6,420
Becton Dickinson and Co	46,239	12,109
Biogen Inc *	36,800	13,008
Boston Scientific Corp *	238,200	8,470
Bristol-Myers Squibb Co	282,883	17,129
Cardinal Health Inc	54,996	2,870
Celgene Corp *	122,187	11,541
Centene Corp *	35,900	5,259
Cerner Corp *	54,900	3,575
Cigna Corp	42,000	7,910
Cooper Cos Inc/The	8,600	2,200
CVS Health Corp	177,183	13,331
Danaher Corp	106,200	10,996
DaVita Inc *	24,595	1,704
DENTSPLY SIRONA Inc	40,491	1,616
Edwards Lifesciences Corp *	36,300	5,236
Eli Lilly & Co	165,291	17,463
Envision Healthcare Corp *	20,902	948
Express Scripts Holding Co *	96,991	8,537
Gilead Sciences Inc	224,978	17,038
HCA Healthcare Inc	48,795	6,544
Henry Schein Inc *	27,100	2,105
Hologic Inc *	48,800	1,940
Humana Inc	23,796	7,930
IDEXX Laboratories Inc *	15,100	3,836

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Illumina Inc *	25,400	$9,013
Incyte Corp *	31,100	2,299
Intuitive Surgical Inc *	19,600	10,976
IQVIA Holdings Inc *	28,600	3,635
Johnson & Johnson	464,970	62,627
Laboratory Corp of America Holdings *	17,700	3,060
McKesson Corp	35,300	4,545
Medtronic PLC	234,461	22,604
Merck & Co Inc	466,070	31,968
Mettler-Toledo International Inc *	4,500	2,630
Mylan NV *	89,796	3,514
Nektar Therapeutics, Cl A *	28,100	1,868
PerkinElmer Inc	18,900	1,747
Perrigo Co PLC	23,096	1,767
Pfizer Inc	1,013,835	42,094
Quest Diagnostics Inc	23,500	2,585
Regeneron Pharmaceuticals Inc *	13,400	5,451
ResMed Inc	24,400	2,718
Stryker Corp	55,496	9,403
Thermo Fisher Scientific Inc	69,591	16,639
UnitedHealth Group Inc	166,587	44,722
Universal Health Services Inc, Cl B	14,800	1,926
Varian Medical Systems Inc *	15,695	1,758
Vertex Pharmaceuticals Inc *	44,000	8,114
Waters Corp *	13,600	2,577
Zimmer Biomet Holdings Inc	35,495	4,388
Zoetis Inc, Cl A	83,500	7,565

		623,571

Industrials — 9.4%
3M Co	102,791	21,681
Alaska Air Group Inc	21,000	1,417
Allegion PLC	16,196	1,413
American Airlines Group Inc	73,691	2,983
AMETEK Inc	41,100	3,163
AO Smith Corp	25,600	1,487
Arconic Inc	73,966	1,655
Boeing Co/The	94,891	32,528
Caterpillar Inc	104,191	14,467
CH Robinson Worldwide Inc	24,695	2,373
Cintas Corp	15,295	3,263
Copart Inc *	34,100	2,193
CSX Corp	151,278	11,219
Cummins Inc	26,596	3,771
Deere & Co	56,696	8,153
Delta Air Lines Inc	113,087	6,613
Dover Corp	26,700	2,293
Eaton Corp PLC	76,595	6,368
Emerson Electric Co	110,191	8,455
Equifax Inc	21,295	2,853
Expeditors International of Washington Inc	30,291	2,220
Fastenal Co	51,091	2,982

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
FedEx Corp	42,500	$10,368
Flowserve Corp	22,100	1,152
Fluor Corp	24,000	1,378
Fortive Corp	52,750	4,430
Fortune Brands Home & Security Inc	25,900	1,372
General Dynamics Corp	47,696	9,224
General Electric Co	1,503,488	19,455
Harris Corp	20,700	3,364
Honeywell International Inc	129,287	20,564
Huntington Ingalls Industries Inc	8,000	1,956
IHS Markit Ltd *	61,000	3,355
Illinois Tool Works Inc	53,295	7,402
Ingersoll-Rand PLC	42,596	4,315
Jacobs Engineering Group Inc	20,596	1,497
JB Hunt Transport Services Inc	15,100	1,823
Johnson Controls International plc	161,646	6,105
Kansas City Southern	17,700	2,052
L3 Technologies Inc	13,900	2,971
Lockheed Martin Corp	43,256	13,860
Masco Corp	53,500	2,031
Nielsen Holdings PLC	60,700	1,578
Norfolk Southern Corp	49,396	8,587
Northrop Grumman Corp	30,096	8,983
PACCAR Inc	60,400	4,133
Parker-Hannifin Corp	23,200	4,074
Pentair PLC	28,300	1,230
Quanta Services Inc *	25,800	892
Raytheon Co	49,595	9,891
Republic Services Inc, Cl A	38,400	2,817
Robert Half International Inc	21,795	1,704
Rockwell Automation Inc	21,496	3,890
Rockwell Collins Inc	28,700	3,902
Roper Technologies Inc	17,900	5,341
Snap-on Inc (A)	9,900	1,750
Southwest Airlines Co	92,987	5,700
Stanley Black & Decker Inc	26,895	3,780
Stericycle Inc *	15,296	944
Textron Inc	44,491	3,071
TransDigm Group Inc *	8,600	3,010
Union Pacific Corp	134,287	20,226
United Continental Holdings Inc *	41,100	3,593
United Parcel Service Inc, Cl B	120,187	14,769
United Rentals Inc *	14,200	2,213
United Technologies Corp	128,791	16,962
Verisk Analytics Inc, Cl A *	26,600	3,168
Waste Management Inc	69,400	6,308
WW Grainger Inc (A)	8,900	3,151
Xylem Inc/NY	31,800	2,414

		410,305

Information Technology — 25.9%
Accenture PLC, Cl A	111,296	18,817

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Activision Blizzard Inc	131,500	$9,481
Adobe Systems Inc *	85,295	22,476
Advanced Micro Devices Inc *(A)	145,300	3,657
Akamai Technologies Inc *	30,096	2,261
Alliance Data Systems Corp	8,500	2,028
Alphabet Inc, Cl A *	51,741	63,735
Alphabet Inc, Cl C *	52,663	64,154
Amphenol Corp, Cl A	52,491	4,965
Analog Devices Inc	64,706	6,396
ANSYS Inc *	14,500	2,697
Apple Inc	852,546	194,065
Applied Materials Inc	173,900	7,481
Arista Networks Inc *	8,400	2,511
Autodesk Inc *	38,200	5,896
Automatic Data Processing Inc	76,091	11,166
Broadcom Inc	69,959	15,323
Broadridge Financial Solutions Inc	20,400	2,757
CA Inc	55,187	2,417
Cadence Design Systems Inc *	49,700	2,338
Cisco Systems Inc	814,943	38,930
Citrix Systems Inc *	22,900	2,611
Cognizant Technology Solutions Corp, Cl A	101,095	7,929
Corning Inc	144,670	4,848
DXC Technology Co	49,352	4,495
eBay Inc *	161,183	5,579
Electronic Arts Inc *	53,800	6,101
F5 Networks Inc *	10,700	2,024
Facebook Inc, Cl A *	415,878	73,082
Fidelity National Information Services Inc	58,000	6,274
Fiserv Inc *	71,400	5,717
FleetCor Technologies Inc *	15,600	3,334
FLIR Systems Inc	23,400	1,468
Gartner Inc *	16,000	2,396
Global Payments Inc	27,782	3,461
Hewlett Packard Enterprise Co	262,474	4,339
HP Inc	283,074	6,978
Intel Corp	807,552	39,110
International Business Machines Corp	147,851	21,657
Intuit Inc	42,100	9,240
IPG Photonics Corp *	6,600	1,158
Juniper Networks Inc	58,200	1,655
KLA-Tencor Corp	27,100	3,149
Lam Research Corp	28,295	4,898
Mastercard Inc, Cl A	158,847	34,241
Microchip Technology Inc (A)	40,996	3,527
Micron Technology Inc *	200,400	10,525
Microsoft Corp	1,332,604	149,691
Motorola Solutions Inc	28,288	3,631
NetApp Inc	46,691	4,053
NVIDIA Corp	105,183	29,523
Oracle Corp	516,165	25,075
Paychex Inc	55,787	4,086

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
PayPal Holdings Inc *	193,183	$17,837
Qorvo Inc *	22,100	1,770
QUALCOMM Inc	256,578	17,629
Red Hat Inc *	30,500	4,506
salesforce.com Inc *	122,091	18,641
Seagate Technology PLC	49,700	2,661
Skyworks Solutions Inc	31,696	2,894
Symantec Corp	104,700	2,111
Synopsys Inc *	25,700	2,625
Take-Two Interactive Software Inc *	20,200	2,698
TE Connectivity Ltd	60,491	5,546
Texas Instruments Inc	169,483	19,050
Total System Services Inc	28,691	2,787
Twitter Inc *	113,300	3,986
VeriSign Inc *	16,300	2,585
Visa Inc, Cl A (A)	309,570	45,473
Western Digital Corp	52,231	3,303
Western Union Co/The	80,678	1,526
Xerox Corp	39,650	1,105
Xilinx Inc	44,100	3,432

		1,131,571

Materials — 2.4%
Air Products & Chemicals Inc	38,400	6,386
Albemarle Corp (A)	19,000	1,815
Avery Dennison Corp	15,500	1,630
Ball Corp (A)	61,992	2,596
CF Industries Holdings Inc	41,000	2,130
DowDuPont Inc	401,996	28,192
Eastman Chemical Co	24,696	2,396
Ecolab Inc	45,496	6,846
FMC Corp	23,700	2,025
Freeport-McMoRan Inc, Cl B	230,700	3,241
International Flavors & Fragrances Inc	13,900	1,811
International Paper Co	72,296	3,697
LyondellBasell Industries NV, Cl A	56,296	6,349
Martin Marietta Materials Inc (A)	11,100	2,206
Mosaic Co/The	61,591	1,926
Newmont Mining Corp	92,983	2,885
Nucor Corp	55,487	3,468
Packaging Corp of America	16,700	1,836
PPG Industries Inc	43,400	4,798
Praxair Inc	49,600	7,846
Sealed Air Corp	28,100	1,127
Sherwin-Williams Co/The	14,400	6,561
Vulcan Materials Co	22,600	2,504
WestRock Co	44,282	2,439

		106,710

Real Estate — 2.7%
Alexandria Real Estate Equities Inc ‡(A)	17,800	2,285
American Tower Corp, Cl A ‡	76,300	11,378

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Apartment Investment & Management Co, Cl A ‡	25,600	$1,121
AvalonBay Communities Inc ‡	23,700	4,344
Boston Properties Inc ‡	26,900	3,509
Brookfield Property Partners LP	42,074	841
CBRE Group Inc, Cl A *	53,591	2,616
Crown Castle International Corp ‡	71,596	8,164
Digital Realty Trust Inc ‡	36,000	4,474
Duke Realty Corp ‡	62,900	1,792
Equinix Inc ‡	13,857	6,043
Equity Residential ‡	64,296	4,356
Essex Property Trust Inc ‡	11,400	2,808
Extra Space Storage Inc ‡	21,700	2,001
Federal Realty Investment Trust ‡	12,800	1,672
HCP Inc ‡	82,900	2,241
Host Hotels & Resorts Inc ‡	125,874	2,710
Iron Mountain Inc ‡(A)	49,501	1,787
Kimco Realty Corp ‡	72,187	1,235
Macerich Co/The ‡	18,896	1,110
Mid-America Apartment Communities Inc ‡	20,000	2,071
Prologis Inc ‡	109,200	7,336
Public Storage ‡	26,095	5,547
Realty Income Corp ‡	49,300	2,887
Regency Centers Corp ‡	25,900	1,710
SBA Communications Corp, Cl A *‡	20,400	3,167
Simon Property Group Inc ‡	53,496	9,791
SL Green Realty Corp ‡	15,900	1,660
UDR Inc ‡	47,000	1,879
Ventas Inc ‡	62,100	3,718
Vornado Realty Trust ‡	30,596	2,356
Welltower Inc ‡(A)	64,900	4,329
Weyerhaeuser Co ‡	131,145	4,552

		117,490

Telecommunication Services — 1.9%
AT&T Inc	1,258,491	40,196
CenturyLink Inc (A)	170,674	3,646
Verizon Communications Inc	716,052	38,932

		82,774

Utilities — 2.8%
AES Corp/VA	113,200	1,524
Alliant Energy Corp	40,700	1,744
Ameren Corp	43,091	2,725
American Electric Power Co Inc	86,000	6,169
American Water Works Co Inc	30,400	2,661
CenterPoint Energy Inc	76,083	2,114
CMS Energy Corp	49,991	2,461
Consolidated Edison Inc	53,800	4,246
Dominion Energy Inc	112,600	7,969
DTE Energy Co	31,500	3,501
Duke Energy Corp	121,091	9,837

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Edison International	55,896	$3,674
Entergy Corp	32,100	2,683
Evergy Inc	46,000	2,624
Eversource Energy	55,200	3,446
Exelon Corp	166,491	7,277
FirstEnergy Corp	77,687	2,904
NextEra Energy Inc	82,200	13,982
NiSource Inc	57,887	1,567
NRG Energy Inc	53,187	1,882
PG&E Corp	90,100	4,161
Pinnacle West Capital Corp	19,200	1,508
PPL Corp	121,900	3,625
Public Service Enterprise Group Inc	87,500	4,581
SCANA Corp	23,596	905
Sempra Energy	45,595	5,293
Southern Co/The	174,500	7,640
WEC Energy Group Inc	55,031	3,719
Xcel Energy Inc	88,883	4,271

		120,693

Total Common Stock (Cost $2,848,542) ($ Thousands)		4,267,738

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill
2.098%, 12/06/2018 (B)	$4,800	$4,774

Total U.S. Treasury Obligation (Cost $4,773) ($ Thousands)		4,774

	Shares

AFFILIATED PARTNERSHIP — 1.9%
SEI Liquidity Fund, L.P.
2.050% **†(C)	81,166,194	81,166

Total Affiliated Partnership (Cost $81,165) ($ Thousands)		81,166

CASH EQUIVALENT — 2.2%
SEI Daily Income Trust, Government Fund, Cl F
1.750%**†	98,500,876	98,501

(Cost $98,501) ($ Thousands)		98,501

Total Investments in Securities — 101.7% (Cost $3,032,981) ($ Thousands)		$4,452,179

A list of the open futures contracts held by the Fund at August 31, 2018, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
S&P 500 Index E-MINI	758	Sep-2018	$105,357	$109,986	$4,629

			$105,357	$109,986	$4,629

Percentages are based on Net Assets of $4,378,744 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of August 31, 2018.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security .

(A)	Certain securities or partial positions of certain securities are on loan at August 31, 2018. The total market value of securities on loan at August 31, 2018 was $87,805 ($ Thousands).

(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of August 31, 2018 was $81,166 ($ Thousands).

Cl — Class

L.P. — Limited Partnership

Ltd. — Limited

PLC — Public Limited Company

S&P — Standard & Poor’s

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

S&P 500 Index Fund (Continued)

The following is a list of the level of inputs used as of August 31, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$4,267,738	$–	$–	$4,267,738
U.S. Treasury Obligation	–	4,774	–	4,774
Cash Equivalent	98,501	–	–	98,501
Affiliated Partnership	81,166	–	–	81,166

Total Investments in Securities	$4,447,405	$4,774	$–	$4,452,179

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$4,629	$–	$–	$4,629

Total Other Financial Instruments	$4,629	$–	$–	$4,629

*Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended August 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2018, there were no transfers between Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended August 31, 2018 ($ Thousands):

Security Description	Value 5/31/2018	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized (Depreciation)	Value 8/31/2018	Dividend Income

SEI Liquidity Fund, L.P.	$112,784	$39,157	$(70,774)	$—	$(1)	$81,166	$43
SEI Daily Income Trust, Government Fund, CI F	78,091	135,871	(115,461)	—	—	98,501	431

Totals	$190,875	$175,028	$(186,235)	$—	$(1)	$179,667	$474

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Extended Market Index Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.9%
Consumer Discretionary — 13.3%
1-800-Flowers.com Inc, Cl A *	7,300	$88
Aaron’s Inc	13,116	652
Abercrombie & Fitch Co, Cl A	15,300	332
Acushnet Holdings Corp (A)	8,600	233
Adient PLC (A)	18,200	788
Adtalem Global Education Inc *	12,781	612
AMC Entertainment Holdings Inc, Cl A (A)	11,994	228
AMC Networks Inc, Cl A *(A)	9,460	594
American Axle & Manufacturing Holdings Inc *	24,998	443
American Eagle Outfitters Inc	33,022	857
American Outdoor Brands Corp *	12,383	174
American Public Education Inc *	2,727	95
America’s Car-Mart Inc/TX *	850	71
Aramark	47,600	1,955
Asbury Automotive Group Inc *	4,498	335
Ascena Retail Group Inc *	33,727	154
At Home Group Inc *	5,100	175
AutoNation Inc *(A)	11,100	503
AV Homes Inc *	3,707	80
Barnes & Noble Education Inc *	5,894	35
Barnes & Noble Inc	12,727	67
Bassett Furniture Industries Inc	2,700	63
BBX Capital Corp, Cl A	12,600	94
Beazer Homes USA Inc *	7,161	92
Bed Bath & Beyond Inc (A)	26,200	470
Belmond Ltd, Cl A *	17,030	285
Big 5 Sporting Goods Corp (A)	4,423	25
Big Lots Inc (A)	8,446	364
Biglari Holdings Inc, Cl A *	18	17
Biglari Holdings Inc, Cl B *	182	36
BJ’s Restaurants Inc	4,642	351
Bloomin’ Brands Inc	16,050	310
Bojangles’ Inc *	2,000	29
Boot Barn Holdings Inc *	3,000	90
Boyd Gaming Corp	17,545	639
Bright Horizons Family Solutions Inc *	11,635	1,390
Brinker International Inc (A)	8,482	376
Brunswick Corp/DE	17,783	1,181
Buckle Inc/The (A)	4,851	125
Burlington Stores Inc *	12,700	2,136
Cable One Inc (A)	800	670
Caesars Entertainment Corp *(A)	114,808	1,171
Caleres Inc	8,576	347
Callaway Golf Co	17,606	402
Camping World Holdings Inc, Cl A (A)	7,000	145
Career Education Corp *	16,254	259
Carriage Services Inc, Cl A	2,006	46
Carrols Restaurant Group Inc *	7,900	125
Carter’s Inc	8,970	950
Carvana Co, Cl A *	5,500	356

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cato Corp/The, Cl A	6,296	$135
Cavco Industries Inc *	1,831	449
Central European Media Enterprises Ltd, Cl A *	23,106	88
Century Casinos Inc *	4,000	32
Century Communities Inc *	4,200	123
Cheesecake Factory Inc/The (A)	9,223	490
Chegg Inc *	20,400	661
Chico’s FAS Inc	26,951	246
Children’s Place Inc/The	3,533	497
Choice Hotels International Inc	6,877	537
Churchill Downs Inc	2,277	643
Chuy’s Holdings Inc *	2,335	68
Cinemark Holdings Inc (A)	22,540	841
Citi Trends Inc	3,097	96
Clear Channel Outdoor Holdings Inc, Cl A	6,796	31
Columbia Sportswear Co	6,544	594
Conn’s Inc *	3,909	160
Container Store Group Inc/The *	1,600	18
Cooper Tire & Rubber Co (A)	9,532	275
Cooper-Standard Holdings Inc *	3,300	457
Core-Mark Holding Co Inc	9,436	338
CorePoint Lodging Inc ‡	8,250	172
Cracker Barrel Old Country Store Inc (A)	3,544	528
Crocs Inc *	15,503	320
Culp Inc	2,861	73
Daily Journal Corp *	100	24
Dana Inc	28,898	566
Dave & Buster’s Entertainment Inc *	8,700	506
Deckers Outdoor Corp *	6,704	817
Del Frisco’s Restaurant Group Inc *	3,900	37
Del Taco Restaurants Inc *	4,500	58
Denny’s Corp *	14,463	218
Dick’s Sporting Goods Inc	15,435	578
Dillard’s Inc, Cl A (A)	2,562	201
Dine Brands Global Inc (A)	3,272	273
Domino’s Pizza Inc	8,358	2,495
Dorman Products Inc *	5,340	432
Drive Shack Inc *	5,800	36
DSW Inc, Cl A	12,192	406
Duluth Holdings Inc, Cl B *	2,900	84
Dunkin’ Brands Group Inc (A)	16,030	1,168
Eastman Kodak Co *(A)	2,100	7
El Pollo Loco Holdings Inc *	3,900	46
Eldorado Resorts Inc *(A)	12,600	605
Emerald Expositions Events Inc	5,700	89
Entercom Communications Corp, Cl A (A)	30,782	242
Entravision Communications Corp, Cl A	14,200	75
Eros International PLC *(A)	5,900	67
Ethan Allen Interiors Inc	5,276	117
EW Scripps Co/The, Cl A	8,496	125
Express Inc *	14,962	168

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Extended Stay America Inc	36,100	$728
Fiesta Restaurant Group Inc *	6,805	196
Five Below Inc *	10,905	1,270
Flexsteel Industries Inc	1,700	61
Floor & Decor Holdings Inc, Cl A *(A)	6,900	254
Fossil Group Inc *(A)	8,500	193
Fox Factory Holding Corp *	6,500	429
Francesca’s Holdings Corp *	8,224	52
Gaia Inc, Cl A *	2,200	38
GameStop Corp, Cl A (A)	21,400	284
Gannett Co Inc (A)	18,500	190
GCI Liberty Inc *	20,647	1,013
Genesco Inc *	4,069	207
Gentex Corp	56,190	1,314
Gentherm Inc *	7,748	381
G-III Apparel Group Ltd *	8,106	369
GNC Holdings Inc, Cl A *(A)	13,278	41
Golden Entertainment Inc *	2,100	61
GoPro Inc, Cl A *	21,400	137
Graham Holdings Co, Cl B	800	450
Grand Canyon Education Inc *	9,515	1,134
Gray Television Inc *	19,000	332
Green Brick Partners Inc *	6,200	65
Group 1 Automotive Inc	3,535	273
Groupon Inc, Cl A *	79,941	341
Guess? Inc	11,317	277
Habit Restaurants Inc/The, Cl A *	1,600	26
Hamilton Beach Brands Holding Co, Cl A	2,010	47
Haverty Furniture Cos Inc	4,363	96
Helen of Troy Ltd *	4,748	565
Hemisphere Media Group Inc, Cl A *	3,500	48
Hibbett Sports Inc *	4,012	82
Hilton Grand Vacations Inc *	18,370	600
Hooker Furniture Corp	2,700	114
Houghton Mifflin Harcourt Co *	18,000	116
Hovnanian Enterprises Inc, Cl A *	17,215	27
Hudson Ltd, Cl A *	7,500	154
Hyatt Hotels Corp, Cl A	8,827	683
ILG Inc	20,598	703
IMAX Corp *(A)	11,800	277
Installed Building Products Inc *	5,200	242
International Game Technology PLC (A)	21,600	454
International Speedway Corp, Cl A	4,298	190
iRobot Corp *(A)	5,302	602
J Alexander’s Holdings Inc *	2,756	34
Jack in the Box Inc	5,321	482
JC Penney Co Inc *(A)	61,395	109
John Wiley & Sons Inc, Cl A	9,572	618
Johnson Outdoors Inc, Cl A	700	71
K12 Inc *	8,088	134
KB Home	18,885	469
Kimball International Inc, Cl B	7,025	123

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Kirkland’s Inc *	2,028	$18
Lands’ End Inc *(A)	4,362	112
Las Vegas Sands Corp	69,204	4,527
Laureate Education Inc, Cl A *	8,400	134
La-Z-Boy Inc, Cl Z	8,926	297
LCI Industries	4,949	460
Lear Corp	12,671	2,055
LGI Homes Inc *(A)	2,900	167
Liberty Broadband Corp, Cl A *	5,083	412
Liberty Broadband Corp, Cl C *	20,268	1,644
Liberty Expedia Holdings Inc, Cl A *	11,831	546
Liberty Latin America Ltd, Cl A *	8,300	164
Liberty Latin America Ltd, Cl C *	21,800	428
Liberty Media Corp-Liberty Braves, Cl A *	1,803	48
Liberty Media Corp-Liberty Braves, Cl C *	6,565	174
Liberty Media Corp-Liberty Formula One, Cl A *	4,508	158
Liberty Media Corp-Liberty Formula One, Cl C *	37,242	1,376
Liberty Media Corp-Liberty SiriusXM, Cl A *	16,435	768
Liberty Media Corp-Liberty SiriusXM, Cl C *	32,170	1,513
Liberty TripAdvisor Holdings Inc, Cl A *	13,392	212
Lifetime Brands Inc	3,300	38
Lindblad Expeditions Holdings Inc *	4,100	62
Lions Gate Entertainment Corp, Cl A (A)	9,155	215
Lions Gate Entertainment Corp, Cl B	19,675	442
Lithia Motors Inc, Cl A	4,589	396
Live Nation Entertainment Inc *	27,203	1,351
LiveXLive Media Inc *	5,200	26
Loral Space & Communications Inc *	2,700	120
Lululemon Athletica Inc *	19,300	2,990
Lumber Liquidators Holdings Inc *(A)	4,026	70
M/I Homes Inc *	5,394	140
Madison Square Garden Co/The, Cl A *	3,779	1,141
Malibu Boats Inc, Cl A *	4,600	222
Marcus Corp/The	4,061	165
MarineMax Inc *	3,996	90
Marriott Vacations Worldwide Corp (A)	4,674	556
MCBC Holdings Inc *	1,900	52
MDC Holdings Inc	8,718	276
MDC Partners Inc, Cl A *	8,576	42
Meredith Corp (A)	7,444	384
Meritage Homes Corp *	7,811	337
Michaels Cos Inc/The *	22,100	375
Modine Manufacturing Co *	9,874	166
Monarch Casino & Resort Inc *	1,200	56
Monro Inc (A)	5,928	421
Motorcar Parts of America Inc *	3,700	98
Movado Group Inc	2,720	116
MSG Networks Inc *(A)	11,940	290
Murphy USA Inc *(A)	6,300	523
Nathan’s Famous Inc	900	80

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
National CineMedia Inc	15,007	$137
National Vision Holdings Inc *	10,200	451
Nautilus Inc *	6,200	91
New Media Investment Group Inc	8,900	142
New York Times Co/The, Cl A	27,282	636
Nexstar Media Group Inc, Cl A (A)	9,444	774
Noodles & Co, Cl A *	700	9
Nutrisystem Inc	5,359	198
NVR Inc *	640	1,708
Office Depot Inc	107,247	359
Ollie’s Bargain Outlet Holdings Inc *	9,800	854
Overstock.com Inc *(A)	3,100	91
Oxford Industries Inc	2,854	266
Papa John’s International Inc (A)	4,642	214
Party City Holdco Inc *	10,300	158
Penn National Gaming Inc *	16,554	570
Penske Automotive Group Inc (A)	7,288	384
Perry Ellis International Inc *	2,439	67
PetMed Express Inc (A)	3,796	139
PICO Holdings Inc	4,621	55
Pier 1 Imports Inc (A)	18,189	33
Pinnacle Entertainment Inc *	10,760	368
Planet Fitness Inc, Cl A *	16,200	832
PlayAGS Inc *	3,100	99
Polaris Industries Inc (A)	12,107	1,313
Pool Corp	7,970	1,309
Potbelly Corp *	5,900	80
Qurate Retail Inc *	82,622	1,718
RCI Hospitality Holdings Inc	2,800	91
Reading International Inc, Cl A *	3,800	61
Red Robin Gourmet Burgers Inc *	2,967	123
Red Rock Resorts Inc, Cl A	13,800	450
Regis Corp *	6,527	140
Rent-A-Center Inc/TX, Cl A	9,840	145
RH *(A)	4,011	638
Roku Inc, Cl A *(A)	8,300	494
Ruth’s Hospitality Group Inc	5,172	159
Saga Communications Inc, Cl A	593	23
Sally Beauty Holdings Inc *(A)	23,591	363
Scholastic Corp	5,667	238
Scientific Games Corp, Cl A *	10,962	332
Sears Holdings Corp *	2,026	3
SeaWorld Entertainment Inc *	10,500	308
Service Corp International/US	34,689	1,456
ServiceMaster Global Holdings Inc *	25,700	1,549
Shake Shack Inc, Cl A *(A)	4,900	296
Shoe Carnival Inc	2,076	92
Shutterfly Inc *(A)	6,725	522
Signet Jewelers Ltd (A)	11,400	732
Sinclair Broadcast Group Inc, Cl A	12,711	368
Sirius XM Holdings Inc (A)	244,579	1,737
Six Flags Entertainment Corp (A)	14,758	997

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Skechers U.S.A. Inc, Cl A *	27,746	$818
Sleep Number Corp *	6,909	233
Sonic Automotive Inc, Cl A	5,064	109
Sonic Corp	6,033	216
Sotheby’s *(A)	7,761	373
Speedway Motorsports Inc	1,635	29
Sportsman’s Warehouse Holdings Inc *	5,400	31
Standard Motor Products Inc	3,966	201
Steven Madden Ltd	12,101	704
Stoneridge Inc *	5,930	177
Strategic Education Inc	4,487	623
Sturm Ruger & Co Inc	3,542	232
Superior Group of Cos Inc	2,000	38
Superior Industries International Inc	5,323	116
Tailored Brands Inc	10,068	237
Taylor Morrison Home Corp, Cl A *	23,000	448
TEGNA Inc	37,700	439
Tempur Sealy International Inc *(A)	9,523	527
Tenneco Inc	11,263	482
Tesla Inc *	26,358	7,951
Texas Roadhouse Inc, Cl A	14,066	970
Thor Industries Inc	10,390	992
Tile Shop Holdings Inc	7,600	58
Tilly’s Inc, Cl A	843	20
Toll Brothers Inc	27,739	1,005
TopBuild Corp *	6,500	405
Tower International Inc	4,800	162
TRI Pointe Group Inc *	28,173	408
Tribune Media Co, Cl A	18,600	686
tronc Inc *	4,100	68
Tupperware Brands Corp	11,224	365
Unifi Inc *	2,480	79
Universal Electronics Inc *	3,887	168
Urban Outfitters Inc *	14,900	693
Vail Resorts Inc	7,712	2,299
Vera Bradley Inc *	2,470	36
Vista Outdoor Inc *	12,288	227
Visteon Corp *	5,865	647
Wayfair Inc, Cl A *(A)	10,800	1,460
Weight Watchers International Inc *(A)	7,174	537
Wendy’s Co/The (A)	35,775	631
Weyco Group Inc	263	9
WideOpenWest Inc *	5,500	64
William Lyon Homes, Cl A *	6,700	131
Williams-Sonoma Inc (A)	17,137	1,204
Wingstop Inc (A)	5,900	395
Winmark Corp	395	59
Winnebago Industries Inc	5,835	216
Wolverine World Wide Inc	17,696	693
World Wrestling Entertainment Inc, Cl A (A)	8,934	781
Wyndham Destinations Inc	20,000	884
Wyndham Hotels & Resorts Inc	20,000	1,135

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Yum China Holdings Inc	71,200	$2,754
ZAGG Inc *	3,700	60
Zoe’s Kitchen Inc *(A)	3,000	41
Zumiez Inc *	3,903	122

		140,756

Consumer Staples — 2.8%
22nd Century Group Inc *(A)	22,300	60
Alico Inc	143	5
Andersons Inc/The	5,399	221
B&G Foods Inc, Cl A (A)	11,811	377
Boston Beer Co Inc/The, Cl A *	1,783	541
Bunge Ltd	26,743	1,738
Calavo Growers Inc (A)	3,226	341
Cal-Maine Foods Inc	5,728	283
Casey’s General Stores Inc (A)	6,859	783
Central Garden & Pet Co, Cl A *	8,929	333
Chefs’ Warehouse Inc/The *	3,921	115
Coca-Cola Bottling Co Consolidated	889	151
Craft Brew Alliance Inc *	1,600	30
Darling Ingredients Inc *	31,657	626
Dean Foods Co	18,050	138
Edgewell Personal Care Co *	10,345	584
elf Beauty Inc *(A)	3,300	46
Energizer Holdings Inc (A)	12,445	791
Farmer Brothers Co *	900	26
Flowers Foods Inc	35,908	724
Fresh Del Monte Produce Inc	6,581	246
Freshpet Inc *	6,700	249
Hain Celestial Group Inc/The *	20,360	581
Herbalife Nutrition Ltd *	22,144	1,253
Hostess Brands Inc, Cl A *	16,200	191
Ingles Markets Inc, Cl A	3,545	127
Ingredion Inc	13,965	1,411
Inter Parfums Inc	3,806	249
J&J Snack Foods Corp	3,264	475
John B Sanfilippo & Son Inc	1,519	111
Keurig Dr Pepper Inc	35,900	819
Lamb Weston Holdings Inc	27,900	1,886
Lancaster Colony Corp	3,729	583
Landec Corp *	4,693	63
Limoneira Co	1,295	40
Medifast Inc	2,064	472
MGP Ingredients Inc (A)	2,300	177
National Beverage Corp *(A)	2,352	277
Natural Grocers by Vitamin Cottage Inc *	1,085	21
Natural Health Trends Corp	2,100	56
Nature’s Sunshine Products Inc *	437	4
Nu Skin Enterprises Inc, Cl A	10,505	836
Oil-Dri Corp of America	1,010	41
Performance Food Group Co *	21,600	715
Pilgrim’s Pride Corp *	10,507	194

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Pinnacle Foods Inc	23,000	$1,528
Post Holdings Inc *	12,869	1,252
PriceSmart Inc	4,023	349
Primo Water Corp *	4,100	82
Revlon Inc, Cl A *(A)	2,920	64
Rite Aid Corp *(A)	202,227	277
Sanderson Farms Inc (A)	3,941	417
Seaboard Corp	57	210
Seneca Foods Corp, Cl A *	2,462	80
Simply Good Foods Co/The *	11,600	209
Smart & Final Stores Inc *	3,500	24
SpartanNash Co	7,336	157
Spectrum Brands Holdings Inc (A)	8,338	724
Sprouts Farmers Market Inc *	24,200	641
SUPERVALU Inc *	7,459	241
Tootsie Roll Industries Inc (A)	3,307	95
TreeHouse Foods Inc *	9,609	501
Turning Point Brands Inc	1,500	50
United Natural Foods Inc *	10,498	373
Universal Corp/VA	5,245	314
US Foods Holding Corp *	43,800	1,427
USANA Health Sciences Inc *	2,932	387
Vector Group Ltd (A)	19,313	300
Village Super Market Inc, Cl A	1,962	57
WD-40 Co (A)	2,786	494
Weis Markets Inc	1,704	79

		29,322

Energy — 4.3%
Abraxas Petroleum Corp *	16,494	37
Adams Resources & Energy Inc	300	14
Alta Mesa Resources Inc *	18,400	87
Antero Resources Corp *	49,200	911
Apergy Corp *	15,600	705
Arch Coal Inc (A)	3,500	310
Archrock Inc	29,383	372
Ardmore Shipping Corp *	2,100	15
Basic Energy Services Inc *	1,800	16
Bonanza Creek Energy Inc *	4,100	127
Bristow Group Inc *	5,303	58
C&J Energy Services Inc *	14,700	308
Cactus Inc, Cl A *	8,800	301
California Resources Corp *(A)	7,500	312
Callon Petroleum Co *	48,785	551
CARBO Ceramics Inc *(A)	2,350	20
Carrizo Oil & Gas Inc *	17,309	419
Centennial Resource Development Inc/DE, Cl A *(A)	38,800	748
Cheniere Energy Inc *	40,165	2,688
Chesapeake Energy Corp *(A)	185,200	820
Clean Energy Fuels Corp *	20,388	56
Cloud Peak Energy Inc *	15,200	36

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CNX Resources Corp *	41,400	$660
CONSOL Energy Inc *	5,075	218
Continental Resources Inc/OK *(A)	16,796	1,108
Covia Holdings Corp *(A)	7,520	85
CVR Energy Inc	1,897	72
Delek US Holdings Inc	17,346	945
Denbury Resources Inc *	96,500	538
DHT Holdings Inc	14,000	66
Diamond Offshore Drilling Inc *(A)	12,200	213
Diamondback Energy Inc (A)	18,875	2,285
Dorian LPG Ltd *	6,747	51
Dril-Quip Inc *(A)	7,687	405
Earthstone Energy Inc, Cl A *	8,700	73
Eclipse Resources Corp *	3,800	5
Energen Corp *	16,889	1,310
Energy XXI Gulf Coast Inc *	6,000	54
EP Energy Corp, Cl A *	3,800	7
Era Group Inc *	2,093	25
Evolution Petroleum Corp	4,027	40
Exterran Corp *	7,541	207
Extraction Oil & Gas Inc *	24,500	283
Forum Energy Technologies Inc *	20,705	247
Frank’s International NV	20,900	185
Frontline Ltd/Bermuda	20,320	111
FTS International Inc *	4,300	47
GasLog Ltd	8,650	145
Golar LNG Ltd	17,702	452
Green Plains Inc	7,690	137
Gulfport Energy Corp *	33,781	397
Halcon Resources Corp *	27,800	127
Helix Energy Solutions Group Inc *	29,969	281
HighPoint Resources Corp *	19,564	108
Independence Contract Drilling Inc *	10,200	45
International Seaways Inc *	5,366	110
Jagged Peak Energy Inc *(A)	13,700	181
Keane Group Inc *	13,900	171
Kosmos Energy Ltd *	46,475	420
Laredo Petroleum Inc *	29,589	245
Liberty Oilfield Services Inc, Cl A (A)	5,600	110
Mammoth Energy Services Inc	2,721	75
Matador Resources Co *	19,800	648
Matrix Service Co *	4,781	100
McDermott International Inc *(A)	35,675	690
Murphy Oil Corp	31,200	962
Nabors Industries Ltd	69,562	429
NACCO Industries Inc, Cl A	1,005	35
Natural Gas Services Group Inc *	3,044	67
NCS Multistage Holdings Inc *	100	2
Newpark Resources Inc *	18,020	189
Nine Energy Service Inc *	1,500	45
Noble Corp plc *(A)	51,900	317
Nordic American Tankers Ltd (A)	16,977	38

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Northern Oil and Gas Inc *	20,800	$72
Oasis Petroleum Inc *	55,797	751
Ocean Rig UDW Inc, Cl A *	10,500	284
Oceaneering International Inc	20,846	589
Oil States International Inc *	11,199	379
Overseas Shipholding Group Inc, Cl A *	8,900	31
Panhandle Oil and Gas Inc, Cl A	3,182	59
Par Pacific Holdings Inc *	6,786	138
Parsley Energy Inc, Cl A *	52,500	1,458
Patterson-UTI Energy Inc	45,822	785
PBF Energy Inc, Cl A	21,977	1,141
PDC Energy Inc *	12,293	648
Peabody Energy Corp	15,500	640
Penn Virginia Corp *	2,900	258
PHI Inc *	1,443	12
Pioneer Energy Services Corp *	9,836	32
ProPetro Holding Corp *	11,400	174
QEP Resources Inc *	44,300	442
Range Resources Corp (A)	40,800	670
Renewable Energy Group Inc *	6,900	186
Resolute Energy Corp *(A)	4,400	145
REX American Resources Corp *	1,300	105
RigNet Inc *	1,441	24
Ring Energy Inc *	10,100	119
Rowan Cos Plc, Cl A *	23,800	334
RPC Inc (A)	10,999	150
Sanchez Energy Corp *(A)	12,530	33
SandRidge Energy Inc *	7,100	113
Scorpio Tankers Inc	74,943	144
SEACOR Holdings Inc *	3,374	174
SEACOR Marine Holdings Inc *	3,391	69
Select Energy Services Inc, Cl A *	12,200	167
SemGroup Corp, Cl A (A)	17,444	422
Ship Finance International Ltd (A)	19,676	279
SM Energy Co	20,713	623
Smart Sand Inc *(A)	4,700	23
Solaris Oilfield Infrastructure Inc, Cl A *	5,400	93
Southwestern Energy Co *	121,400	682
SRC Energy Inc *	43,962	409
Superior Energy Services Inc *	26,860	242
Talos Energy Inc *	4,900	169
Targa Resources Corp	41,459	2,283
Teekay Corp (A)	18,654	126
Teekay Tankers Ltd, Cl A	18,023	19
Tellurian Inc *(A)	11,200	108
TETRA Technologies Inc *	16,405	75
Tidewater Inc *	4,600	147
Transocean Ltd *(A)	82,400	998
Ultra Petroleum Corp *(A)	39,500	52
Unit Corp *	9,995	263
Uranium Energy Corp *(A)	51,500	88
US Silica Holdings Inc (A)	15,626	331

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
W&T Offshore Inc *	15,938	$108
Weatherford International PLC *(A)	211,500	512
Whiting Petroleum Corp *	16,940	862
WildHorse Resource Development Corp *	5,200	113
World Fuel Services Corp	12,941	363
WPX Energy Inc *	78,800	1,503

		45,896

Financials — 15.4%
1st Source Corp	4,158	233
Access National Corp	2,878	78
ACNB Corp	900	32
AG Mortgage Investment Trust Inc ‡	2,988	56
Alleghany Corp	2,867	1,811
Allegiance Bancshares Inc *	2,100	94
Ally Financial Inc	82,500	2,218
Ambac Financial Group Inc *	8,400	177
American Equity Investment Life Holding Co	17,078	633
American Financial Group Inc/OH	13,553	1,509
American National Bankshares Inc	1,206	50
American National Insurance Co	1,331	171
Ameris Bancorp	7,852	390
AMERISAFE Inc	3,933	251
Ames National Corp	1,097	33
AmTrust Financial Services Inc (A)	25,518	371
Annaly Capital Management Inc ‡	221,915	2,357
Anworth Mortgage Asset Corp ‡	20,368	99
Apollo Commercial Real Estate Finance Inc ‡(A)	26,919	523
Arbor Realty Trust Inc ‡	10,400	128
Arch Capital Group Ltd *	74,108	2,265
Ares Commercial Real Estate Corp ‡	4,800	70
Argo Group International Holdings Ltd	6,816	434
Arlington Asset Investment Corp, Cl A (A)	3,412	35
ARMOUR Residential Inc ‡	7,624	179
Arrow Financial Corp	2,186	86
Artisan Partners Asset Management Inc, Cl A	8,800	292
Aspen Insurance Holdings Ltd	10,295	424
Associated Banc-Corp	31,236	851
Assured Guaranty Ltd	21,387	871
Athene Holding Ltd, Cl A *	30,700	1,525
Atlantic Capital Bancshares Inc *	4,300	78
AXA Equitable Holdings Inc	26,600	610
Axis Capital Holdings Ltd	15,168	872
B. Riley Financial Inc	2,800	64
Banc of California Inc	8,800	177
BancFirst Corp	3,650	233
Banco Latinoamericano de Comercio Exterior SA, Cl E	5,312	110
Bancorp Inc/The *	10,004	100
BancorpSouth Bank	18,682	650
Bank of Hawaii Corp	8,824	734

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Bank of Marin Bancorp	907	$80
Bank of NT Butterfield & Son Ltd/The	10,900	576
Bank OZK	23,170	937
BankFinancial Corp	4,897	78
BankUnited Inc	20,096	780
Bankwell Financial Group Inc	300	9
Banner Corp	6,251	402
Bar Harbor Bankshares	2,850	84
Beneficial Bancorp Inc	13,988	246
Berkshire Hills Bancorp Inc (A)	7,750	327
BGC Partners Inc, Cl A	47,136	585
Blackstone Mortgage Trust Inc, Cl A ‡	19,600	668
Blue Hills Bancorp Inc	4,700	108
BofI Holding Inc *(A)	11,936	445
BOK Financial Corp (A)	5,493	563
Boston Private Financial Holdings Inc	17,215	249
Bridge Bancorp Inc	3,412	119
BrightSphere Investment Group PLC	15,300	194
Brookline Bancorp Inc	14,374	261
Brown & Brown Inc	44,652	1,361
Bryn Mawr Bank Corp	4,522	221
BSB Bancorp Inc/MA *	1,200	40
Business First Bancshares Inc	1,800	47
Byline Bancorp Inc *	3,200	73
C&F Financial Corp	300	19
Cadence BanCorp, Cl A (A)	11,900	336
Cambridge Bancorp	700	63
Camden National Corp	3,058	140
Cannae Holdings Inc *	14,962	291
Capital City Bank Group Inc	2,861	70
Capitol Federal Financial Inc	26,187	346
Capstead Mortgage Corp ‡	18,718	157
Carolina Financial Corp	3,500	144
Cathay General Bancorp	15,415	652
CBTX Inc	3,600	132
CenterState Bank Corp	17,885	548
Central Pacific Financial Corp	6,810	193
Central Valley Community Bancorp	1,500	32
Century Bancorp Inc/MA, Cl A	300	21
Charter Financial Corp/MD	2,200	55
Chemical Financial Corp	13,649	780
CIT Group Inc	25,461	1,381
Citizens & Northern Corp	1,840	52
Citizens Inc/TX, Cl A *(A)	7,833	66
City Holding Co	2,885	234
Civista Bancshares Inc	1,900	45
CNA Financial Corp	5,975	268
CNB Financial Corp/PA	2,048	63
CNO Financial Group Inc	31,225	675
CoBiz Financial Inc	8,171	188
Codorus Valley Bancorp Inc	1,764	55
Cohen & Steers Inc (A)	3,936	164

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Colony Credit Real Estate Inc ‡(A)	16,100	$323
Columbia Banking System Inc	15,629	660
Columbia Financial Inc *	9,500	161
Commerce Bancshares Inc/MO	19,255	1,368
Community Bank System Inc (A)	10,151	671
Community Trust Bancorp Inc	3,393	168
ConnectOne Bancorp Inc	6,383	157
Cowen, Cl A *(A)	3,630	55
Crawford & Co, Cl B	3,520	31
Credit Acceptance Corp *(A)	2,212	1,010
Cullen/Frost Bankers Inc	11,705	1,298
Customers Bancorp Inc *	7,470	185
CVB Financial Corp	22,479	541
Diamond Hill Investment Group Inc	554	103
Dime Community Bancshares Inc	5,583	101
Donnelley Financial Solutions Inc *	4,957	104
Dynex Capital Inc ‡	6,593	42
Eagle Bancorp Inc *	6,806	367
East West Bancorp Inc	27,466	1,741
Eaton Vance Corp	23,125	1,219
eHealth Inc *	3,174	93
EMC Insurance Group Inc	1,050	27
Employers Holdings Inc	7,074	324
Encore Capital Group Inc *(A)	5,075	197
Enova International Inc *	5,566	185
Enstar Group Ltd *	2,251	481
Enterprise Bancorp Inc/MA	1,148	41
Enterprise Financial Services Corp	4,749	267
Equity Bancshares Inc, Cl A *	1,600	65
Erie Indemnity Co, Cl A	5,287	653
Essent Group Ltd *	18,500	802
Evercore Inc, Cl A	8,376	889
EZCORP Inc, Cl A *(A)	7,457	83
FactSet Research Systems Inc (A)	7,686	1,763
Farmers & Merchants Bancorp Inc/Archbold OH	1,800	82
Farmers National Banc Corp	4,900	78
FB Financial Corp	3,100	136
FBL Financial Group Inc, Cl A	1,682	137
FCB Financial Holdings Inc, Cl A *	9,100	471
Federal Agricultural Mortgage Corp, Cl C	1,988	153
Federated Investors Inc, Cl B	20,470	474
FedNat Holding Co	1,300	34
FGL Holdings *	27,200	237
Fidelity National Financial Inc	50,458	2,023
Fidelity Southern Corp	3,513	85
Financial Institutions Inc	3,243	105
First American Financial Corp	20,772	1,181
First Bancorp Inc/ME	3,052	89
First BanCorp/Puerto Rico *	48,316	423
First Bancorp/Southern Pines NC	6,545	273
First Bancshares Inc/The	2,600	107

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
First Busey Corp	7,792	$250
First Business Financial Services Inc	1,000	22
First Citizens BancShares Inc/NC, Cl A	1,491	708
First Commonwealth Financial Corp	22,901	384
First Community Bancshares Inc/VA	4,442	149
First Connecticut Bancorp Inc/Farmington CT	3,625	115
First Defiance Financial Corp	4,584	147
First Financial Bancorp	17,633	554
First Financial Bankshares Inc (A)	11,756	710
First Financial Corp/IN	1,612	83
First Foundation Inc *	5,100	83
First Hawaiian Inc	18,100	525
First Horizon National Corp	66,657	1,228
First Internet Bancorp	1,100	35
First Interstate BancSystem Inc, Cl A	7,691	357
First Merchants Corp	8,833	425
First Mid-Illinois Bancshares Inc	2,100	86
First Midwest Bancorp Inc/IL	18,542	504
First Northwest Bancorp *	3,500	59
First of Long Island Corp/The	4,995	109
First Republic Bank/CA	30,943	3,144
FirstCash Inc	8,520	693
Flagstar Bancorp Inc *	4,600	152
Flushing Financial Corp	6,070	157
FNB Corp/PA (Pennsylvania)	67,289	905
Franklin Financial Network Inc *	2,800	108
Fulton Financial Corp	30,612	557
GAIN Capital Holdings Inc (A)	5,300	39
GAMCO Investors Inc, Cl A	1,931	50
Genworth Financial Inc, Cl A *	101,800	473
German American Bancorp Inc	3,966	149
Glacier Bancorp Inc	15,880	725
Global Indemnity Ltd	1,002	40
Goosehead Insurance Inc, Cl A *	1,900	59
Granite Point Mortgage Trust Inc ‡	5,641	108
Great Ajax Corp ‡	2,900	40
Great Southern Bancorp Inc	2,499	148
Great Western Bancorp Inc	12,300	536
Green Bancorp Inc	4,100	98
Green Dot Corp, Cl A *	8,955	767
Greenhill & Co Inc (A)	5,871	161
Greenlight Capital Re Ltd, Cl A *	6,409	82
Guaranty Bancorp	4,005	125
Guaranty Bancshares Inc/TX	3,000	94
Hallmark Financial Services Inc *	2,900	33
Hamilton Lane Inc, Cl A	2,700	132
Hancock Whitney Corp	17,714	913
Hanmi Financial Corp	5,678	148
Hannon Armstrong Sustainable Infrastructure Capital Inc ‡	11,500	248
Hanover Insurance Group Inc/The	8,617	1,055
HarborOne Bancorp Inc *	4,300	85

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
HCI Group Inc (A)	1,115	$45
Health Insurance Innovations Inc, Cl A *	2,300	122
Heartland Financial USA Inc	4,975	302
Heritage Commerce Corp	7,300	116
Heritage Financial Corp/WA	8,071	293
Heritage Insurance Holdings Inc (A)	3,800	56
Hilltop Holdings Inc	13,438	279
Hingham Institution for Savings	300	65
Home Bancorp Inc	1,200	55
Home BancShares Inc/AR	33,432	783
HomeStreet Inc *	4,372	129
HomeTrust Bancshares Inc *	4,102	118
Hope Bancorp Inc	26,995	473
Horace Mann Educators Corp	7,114	329
Horizon Bancorp Inc/IN	5,625	115
Houlihan Lokey Inc, Cl A	5,200	245
Howard Bancorp Inc *	2,500	44
IBERIABANK Corp	10,784	934
Impac Mortgage Holdings Inc *(A)	4,500	34
Independent Bank Corp/MI	5,400	135
Independent Bank Corp/Rockland MA (A)	4,702	428
Independent Bank Group Inc	4,700	325
Interactive Brokers Group Inc, Cl A	13,227	822
International Bancshares Corp	11,450	536
INTL. FCStone Inc *	3,268	182
Invesco Mortgage Capital Inc ‡	22,471	365
Investar Holding Corp	1,700	47
Investment Technology Group Inc	6,017	132
Investors Bancorp Inc	52,943	678
Investors Title Co	400	78
James River Group Holdings Ltd	4,800	197
Kearny Financial Corp/MD	17,129	235
Kemper Corp	10,073	819
Kinsale Capital Group Inc	3,700	225
KKR Real Estate Finance Trust Inc ‡	2,900	61
Ladder Capital Corp, Cl A	20,488	356
Ladenburg Thalmann Financial Services Inc	12,600	43
Lakeland Bancorp Inc	8,293	160
Lakeland Financial Corp	4,957	244
Lazard Ltd, Cl A (B)	23,931	1,152
LCNB Corp	2,500	47
LegacyTexas Financial Group Inc	8,510	394
Legg Mason Inc	18,200	568
LendingClub Corp *	56,500	204
LendingTree Inc *(A)	1,400	355
Live Oak Bancshares Inc	6,500	197
LPL Financial Holdings Inc	17,962	1,190
Macatawa Bank Corp	5,200	65
Maiden Holdings Ltd	15,823	60
Markel Corp *	2,613	3,159
MarketAxess Holdings Inc	7,052	1,339
Marlin Business Services Corp	1,822	52

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
MB Financial Inc	17,326	$840
MBIA Inc *(A)	21,782	224
MBT Financial Corp	1,400	15
Mercantile Bank Corp	3,557	126
Merchants Bancorp/IN	3,100	81
Mercury General Corp (A)	5,578	301
Meridian Bancorp Inc	12,127	217
Meta Financial Group Inc	2,100	182
Metropolitan Bank Holding Corp *	1,300	54
MFA Financial Inc ‡	80,697	618
MGIC Investment Corp *	68,118	866
Midland States Bancorp Inc	5,600	193
MidWestOne Financial Group Inc	2,369	79
Moelis & Co, Cl A	7,700	447
Morningstar Inc	3,220	458
MTGE Investment Corp ‡	9,665	189
MutualFirst Financial Inc	700	27
National Bank Holdings Corp, Cl A	4,600	185
National Bankshares Inc	1,036	48
National Commerce Corp *	4,000	176
National General Holdings Corp	10,300	281
National Western Life Group Inc, Cl A	510	166
Navient Corp	51,400	701
Navigators Group Inc/The	4,166	292
NBT Bancorp Inc	7,008	284
Nelnet Inc, Cl A	4,531	261
New York Community Bancorp Inc (A)	91,639	987
New York Mortgage Trust Inc ‡(A)	20,438	131
Nicolet Bankshares Inc *	2,000	111
NMI Holdings Inc, Cl A *	11,900	257
Northfield Bancorp Inc	8,705	142
Northrim BanCorp Inc	1,300	58
Northwest Bancshares Inc	18,499	337
OceanFirst Financial Corp	7,568	221
Ocwen Financial Corp *	20,161	84
OFG Bancorp	11,825	192
Old Line Bancshares Inc	3,000	103
Old National Bancorp/IN	26,794	544
Old Republic International Corp	54,744	1,214
Old Second Bancorp Inc	8,600	133
On Deck Capital Inc *	11,400	94
OneMain Holdings Inc, Cl A *	13,500	495
Oppenheimer Holdings Inc, Cl A	2,164	68
Opus Bank	3,100	88
Orchid Island Capital Inc, Cl A ‡(A)	6,800	54
Origin Bancorp Inc	3,100	126
Oritani Financial Corp	7,124	115
Orrstown Financial Services Inc	100	3
Pacific Premier Bancorp Inc *	8,176	323
PacWest Bancorp	24,612	1,243
Park National Corp	2,805	309
PCSB Financial Corp	4,700	96

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Peapack Gladstone Financial Corp	2,654	$89
Penns Woods Bancorp Inc	652	30
PennyMac Financial Services Inc, Cl A	6,400	135
PennyMac Mortgage Investment Trust ‡	14,063	281
Peoples Bancorp Inc/OH	3,010	108
Peoples Financial Services Corp	900	41
People’s Utah Bancorp	2,500	90
PHH Corp *	9,932	108
Pinnacle Financial Partners Inc	15,627	1,009
Piper Jaffray Cos	3,277	252
PJT Partners Inc	3,200	185
Popular Inc	19,256	969
PRA Group Inc *(A)	9,058	331
Preferred Bank/Los Angeles CA	3,037	186
Premier Financial Bancorp Inc	625	12
Primerica Inc	8,429	1,030
ProAssurance Corp	11,625	562
Prosperity Bancshares Inc (A)	12,369	926
Protective Insurance Corp	1,481	35
Provident Financial Services Inc	11,979	302
QCR Holdings Inc	2,200	96
Radian Group Inc	39,448	802
RBB Bancorp	2,600	74
Redwood Trust Inc ‡	16,405	279
Regional Management Corp *	2,800	93
Reinsurance Group of America Inc, Cl A	12,616	1,802
Reliant Bancorp Inc	1,900	52
RenaissanceRe Holdings Ltd	7,606	1,011
Renasant Corp	9,660	451
Republic Bancorp Inc/KY, Cl A	1,298	63
Republic First Bancorp Inc *	9,800	76
RLI Corp (A)	7,982	614
S&T Bancorp Inc	5,632	263
Safeguard Scientifics Inc *	3,396	35
Safety Insurance Group Inc	2,931	283
Sandy Spring Bancorp Inc	6,110	238
Santander Consumer USA Holdings Inc	22,300	481
Seacoast Banking Corp of Florida *	7,698	243
SEI Investments Co †	25,919	1,635
Selective Insurance Group Inc	10,484	673
ServisFirst Bancshares Inc	9,400	405
Shore Bancshares Inc	3,000	56
SI Financial Group Inc	711	10
Sierra Bancorp	2,978	88
Signature Bank/New York NY	10,970	1,270
Simmons First National Corp, Cl A	19,348	611
SLM Corp *	82,700	969
SmartFinancial Inc *	2,200	54
South State Corp	7,721	637
Southern First Bancshares Inc *	400	17
Southern Missouri Bancorp Inc	600	24
Southern National Bancorp of Virginia Inc	6,000	105

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Southside Bancshares Inc	6,162	$219
Starwood Property Trust Inc ‡	51,880	1,143
State Auto Financial Corp	3,690	116
State Bank Financial Corp	6,384	208
Sterling Bancorp/DE	46,015	1,051
Stewart Information Services Corp	4,241	190
Stifel Financial Corp	14,282	798
Stock Yards Bancorp Inc	4,702	182
Summit Financial Group Inc	1,700	43
Sutherland Asset Management Corp ‡	6,000	103
Synovus Financial Corp	22,692	1,136
TCF Financial Corp	32,339	820
TD Ameritrade Holding Corp	54,273	3,179
Territorial Bancorp Inc	773	23
Texas Capital Bancshares Inc *	9,423	838
TFS Financial Corp	12,343	191
Third Point Reinsurance Ltd *	17,500	235
Tiptree Inc	9,700	63
Tompkins Financial Corp	2,905	255
Towne Bank/Portsmouth VA	14,467	472
TPG RE Finance Trust Inc ‡	3,900	81
TriCo Bancshares	6,409	249
TriState Capital Holdings Inc *	2,600	77
Triumph Bancorp Inc *	4,500	191
Trupanion Inc *(A)	3,600	137
TrustCo Bank Corp NY	21,626	200
Trustmark Corp	14,739	523
Two Harbors Investment Corp ‡	51,342	802
UMB Financial Corp	9,545	718
Umpqua Holdings Corp	43,631	934
Union Bankshares Corp	12,524	521
Union Bankshares Inc/Morrisville VT	400	21
United Bankshares Inc/WV (A)	19,137	754
United Community Banks Inc/GA	15,374	466
United Community Financial Corp/OH	6,700	69
United Financial Bancorp Inc	11,373	202
United Fire Group Inc	4,071	202
United Insurance Holdings Corp	1,900	40
Universal Insurance Holdings Inc	5,300	236
Univest Corp of Pennsylvania	4,715	134
Valley National Bancorp	67,270	811
Veritex Holdings Inc *	3,800	116
VICI Properties Inc	55,600	1,163
Virtu Financial Inc, Cl A	6,100	133
Virtus Investment Partners Inc	1,300	168
Voya Financial Inc	34,200	1,712
Waddell & Reed Financial Inc, Cl A (A)	16,402	328
Walker & Dunlop Inc	4,923	268
Washington Federal Inc	18,036	615
Washington Trust Bancorp Inc	3,970	238
Waterstone Financial Inc	4,000	68
Webster Financial Corp	18,051	1,180

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	9

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
WesBanco Inc	9,757	$482
West Bancorporation Inc	3,785	91
Westamerica Bancorporation (A)	4,755	304
Western Alliance Bancorp *	19,861	1,145
Western Asset Mortgage Capital Corp ‡	6,644	74
Western New England Bancorp Inc	5,000	53
Westwood Holdings Group Inc	1,828	105
White Mountains Insurance Group Ltd	562	522
Wintrust Financial Corp	10,949	970
WisdomTree Investments Inc	20,675	170
WMIH Corp *	54,863	83
World Acceptance Corp *	976	116
WR Berkley Corp	18,524	1,450
WSFS Financial Corp	5,829	284

		163,205

Health Care — 12.4%
AAC Holdings Inc *	1,600	14
Abeona Therapeutics Inc *(A)	7,000	108
Acadia Healthcare Co Inc *(A)	17,087	710
ACADIA Pharmaceuticals Inc *(A)	18,600	265
Accelerate Diagnostics Inc *(A)	4,900	121
Acceleron Pharma Inc *	7,400	400
Accuray Inc *(A)	14,863	59
Achaogen Inc *(A)	5,900	31
Achillion Pharmaceuticals Inc *	23,198	80
Aclaris Therapeutics Inc *	4,000	64
Acorda Therapeutics Inc *	9,642	278
Adamas Pharmaceuticals Inc *(A)	3,000	69
Addus HomeCare Corp *	2,200	143
Aduro Biotech Inc *	7,800	58
Adverum Biotechnologies Inc *(A)	10,500	80
Aerie Pharmaceuticals Inc *	7,700	472
Agenus Inc *(A)	16,000	35
Agios Pharmaceuticals Inc *(A)	10,600	856
Aimmune Therapeutics Inc *(A)	10,300	287
Akcea Therapeutics Inc *(A)	3,800	100
Akebia Therapeutics Inc *	9,700	80
Akorn Inc *	16,827	264
Albireo Pharma Inc *	1,800	62
Alder Biopharmaceuticals Inc *(A)	11,200	203
Alkermes PLC *(A)	28,953	1,298
Allscripts Healthcare Solutions Inc *	37,453	547
Alnylam Pharmaceuticals Inc *	17,889	2,194
AMAG Pharmaceuticals Inc *(A)	6,003	146
Amedisys Inc *(A)	5,671	709
American Renal Associates Holdings Inc *	1,700	37
Amicus Therapeutics Inc *(A)	37,300	503
AMN Healthcare Services Inc *	9,809	572
Amneal Pharmaceuticals Inc *	16,788	388
Amphastar Pharmaceuticals Inc *	7,300	139
AnaptysBio Inc *	3,500	310

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
AngioDynamics Inc *	7,370	$165
ANI Pharmaceuticals Inc *	1,000	58
Anika Therapeutics Inc *	3,070	127
Antares Pharma Inc *	13,000	46
Apellis Pharmaceuticals Inc *	9,400	182
Apollo Medical Holdings Inc *(A)	4,800	73
Aratana Therapeutics Inc *	6,400	34
Arbutus Biopharma Corp *	12,900	117
Ardelyx Inc *	4,600	20
Arena Pharmaceuticals Inc *	11,065	430
ArQule Inc *	16,700	111
Array BioPharma Inc *	42,860	667
Arrowhead Pharmaceuticals Inc *	16,700	246
Assembly Biosciences Inc *	2,900	116
Assertio Therapeutics Inc *	11,355	72
Atara Biotherapeutics Inc *(A)	9,300	381
athenahealth Inc *	7,492	1,153
Athenex Inc *	8,100	133
Athersys Inc *(A)	15,300	32
AtriCure Inc *	6,020	208
Atrion Corp	230	151
Audentes Therapeutics Inc *	6,100	222
Avanos Medical Inc *	9,200	663
Avid Bioservices Inc *	18,600	136
AxoGen Inc *	6,100	267
Bellicum Pharmaceuticals Inc *	6,500	47
BioCryst Pharmaceuticals Inc *	13,600	97
Biohaven Pharmaceutical Holding Co Ltd *	6,000	227
BioMarin Pharmaceutical Inc *	34,046	3,404
Bio-Rad Laboratories Inc, Cl A *	4,153	1,351
BioScrip Inc *	21,711	63
BioSpecifics Technologies Corp *	1,400	75
Bio-Techne Corp	7,325	1,408
BioTelemetry Inc *	5,500	340
BioTime Inc *(A)	19,600	54
Bluebird Bio Inc *	10,700	1,801
Blueprint Medicines Corp *	7,300	560
Brookdale Senior Living Inc, Cl A *	37,509	372
Bruker Corp	20,632	734
Calithera Biosciences Inc *	6,200	34
Cambrex Corp *	6,360	429
Cantel Medical Corp	7,777	754
Capital Senior Living Corp *	5,312	47
Cara Therapeutics Inc *	4,500	91
Cardiovascular Systems Inc *	6,125	236
CareDx Inc *	6,200	151
CASI Pharmaceuticals Inc *	9,300	65
Castlight Health Inc, Cl B *	24,900	75
Catalent Inc *	29,100	1,216
Catalyst Pharmaceuticals Inc *	23,400	79
Cerus Corp *	24,297	189

10	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Charles River Laboratories International Inc *	9,606	$1,186
Chemed Corp	2,945	953
ChemoCentryx Inc *	2,000	26
Chimerix Inc *	7,900	32
Civitas Solutions Inc *	3,000	48
Clearside Biomedical Inc *	3,600	25
Clovis Oncology Inc *	9,766	349
Codexis Inc *	11,400	196
Coherus Biosciences Inc *	8,700	175
Collegium Pharmaceutical Inc *(A)	6,400	109
Community Health Systems Inc *(A)	21,729	84
Computer Programs & Systems Inc	1,702	46
Concert Pharmaceuticals Inc *	3,900	62
CONMED Corp	5,608	451
Corbus Pharmaceuticals Holdings Inc *(A)	9,100	53
Corcept Therapeutics Inc *(A)	17,500	263
Corium International Inc *	6,300	61
CorVel Corp *	1,434	85
Cross Country Healthcare Inc *	9,179	92
CryoLife Inc *	5,445	189
CryoPort Inc *	4,800	68
CTI BioPharma Corp *	3,614	7
Cutera Inc *	2,900	99
Cymabay Therapeutics Inc *	11,300	154
Cytokinetics Inc *	8,500	67
CytomX Therapeutics Inc *	7,600	171
CytoSorbents Corp *(A)	5,500	81
Deciphera Pharmaceuticals Inc *	2,900	107
Denali Therapeutics Inc *	5,200	102
Dermira Inc *	7,200	69
DexCom Inc *(A)	16,724	2,415
Dicerna Pharmaceuticals Inc *	8,500	135
Diplomat Pharmacy Inc *	9,800	202
Dova Pharmaceuticals Inc *(A)	2,300	59
Durect Corp *	31,600	41
Dynavax Technologies Corp *(A)	11,689	162
Eagle Pharmaceuticals Inc/DE *(A)	2,700	187
Editas Medicine Inc *	8,000	263
Eloxx Pharmaceuticals Inc *	4,100	75
Emergent BioSolutions Inc *	8,584	532
Enanta Pharmaceuticals Inc *	3,300	300
Encompass Health Corp	19,341	1,578
Endo International PLC *	43,900	753
Endocyte Inc *	12,500	247
Endologix Inc *	15,995	37
Ensign Group Inc/The	10,436	408
Enzo Biochem Inc *	10,000	46
Epizyme Inc *	9,700	114
Esperion Therapeutics Inc *(A)	3,900	193
Evolent Health Inc, Cl A *(A)	14,800	377
Exact Sciences Corp *(A)	22,754	1,704

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Exelixis Inc *	60,300	$1,133
Fate Therapeutics Inc *(A)	10,300	133
FibroGen Inc *	14,200	868
Five Prime Therapeutics Inc *	5,300	74
Flexion Therapeutics Inc *(A)	6,800	156
Fluidigm Corp *	4,553	36
G1 Therapeutics Inc *(A)	3,900	237
Genesis Healthcare Inc, Cl A *	2,900	5
GenMark Diagnostics Inc *	4,900	42
Genomic Health Inc *	4,697	287
Geron Corp *(A)	23,970	137
Glaukos Corp *	6,500	444
Global Blood Therapeutics Inc *(A)	9,601	470
Globus Medical Inc, Cl A *	15,100	804
GlycoMimetics Inc *(A)	6,500	96
Haemonetics Corp *	10,847	1,211
Halozyme Therapeutics Inc *	26,858	494
HealthEquity Inc *	10,000	942
HealthStream Inc	5,964	189
Heron Therapeutics Inc *	12,700	490
Heska Corp *	1,500	161
Hill-Rom Holdings Inc	13,001	1,265
HMS Holdings Corp *	17,331	555
Horizon Pharma Plc *	32,500	687
ICU Medical Inc *	3,227	987
Idera Pharmaceuticals Inc *	4,037	42
Immune Design Corp *	3,200	12
ImmunoGen Inc *	25,252	257
Immunomedics Inc *(A)	27,957	748
Innovate Biopharmaceuticals Inc *(A)	5,900	42
Innoviva Inc *	14,009	203
Inogen Inc *	3,200	848
Inovalon Holdings Inc, Cl A *(A)	10,600	117
Inovio Pharmaceuticals Inc *	16,000	84
Insmed Inc *(A)	14,400	287
Inspire Medical Systems Inc *(A)	1,500	82
Insulet Corp *	12,021	1,253
Insys Therapeutics Inc *(A)	3,800	36
Integer Holdings Corp *	6,230	498
Integra LifeSciences Holdings Corp *	14,004	833
Intellia Therapeutics Inc *(A)	5,300	164
Intercept Pharmaceuticals Inc *	3,776	422
Intersect ENT Inc *	4,900	144
Intra-Cellular Therapies Inc, Cl A *	7,100	156
Intrexon Corp *	11,400	175
IntriCon Corp *	1,200	89
Invacare Corp	6,889	105
Invitae Corp *	11,900	176
Ionis Pharmaceuticals Inc *(A)	25,094	1,147
Iovance Biotherapeutics Inc *	13,900	246
iRhythm Technologies Inc *	4,600	428
Ironwood Pharmaceuticals Inc, Cl A *	24,254	467

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	11

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Jazz Pharmaceuticals PLC *	11,200	$1,914
Jounce Therapeutics Inc *(A)	1,600	13
K2M Group Holdings Inc *	7,500	205
Kadmon Holdings Inc *	13,400	58
Karyopharm Therapeutics Inc *	7,000	147
Keryx Biopharmaceuticals Inc *(A)	17,594	60
Kindred Biosciences Inc *	4,400	66
Kura Oncology Inc *(A)	4,900	100
La Jolla Pharmaceutical Co *(A)	3,000	69
Lannett Co Inc *(A)	5,200	28
Lantheus Holdings Inc *	7,300	118
LeMaitre Vascular Inc	3,200	120
Lexicon Pharmaceuticals Inc *(A)	9,305	108
LHC Group Inc *	5,447	539
LifePoint Health Inc *	7,396	476
Ligand Pharmaceuticals Inc *	4,028	1,046
LivaNova PLC *	9,900	1,243
Loxo Oncology Inc *	5,100	862
Luminex Corp	8,555	241
MacroGenics Inc *	5,400	118
Madrigal Pharmaceuticals Inc *	1,100	263
Magellan Health Inc *	4,540	334
Mallinckrodt PLC *(A)	16,100	555
MannKind Corp *(A)	26,900	30
Marinus Pharmaceuticals Inc *(A)	3,800	27
Masimo Corp *	8,993	1,060
Medicines Co/The *(A)	14,857	588
MediciNova Inc *	5,900	72
Medidata Solutions Inc *(A)	10,594	900
MEDNAX Inc *	19,356	917
Medpace Holdings Inc *	2,400	144
Melinta Therapeutics Inc *	1,700	8
Meridian Bioscience Inc	7,741	122
Merit Medical Systems Inc *	10,275	605
MiMedx Group Inc *(A)	21,000	111
Minerva Neurosciences Inc *	3,700	38
Mirati Therapeutics Inc *(A)	3,500	198
Molina Healthcare Inc *(A)	12,436	1,716
Momenta Pharmaceuticals Inc *	15,554	412
MyoKardia Inc *	5,100	314
Myriad Genetics Inc *	13,626	678
NanoString Technologies Inc *	3,500	57
NantKwest Inc *	4,700	16
Natera Inc *	7,200	199
National HealthCare Corp	2,094	161
National Research Corp, Cl A	1,112	44
Natus Medical Inc *	6,558	245
Neogen Corp *	9,706	907
NeoGenomics Inc *	13,300	184
Neos Therapeutics Inc *	8,500	49
Neurocrine Biosciences Inc *	17,000	2,090
Nevro Corp *	6,200	418

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
NewLink Genetics Corp *	3,916	$12
Novavax Inc *(A)	49,853	78
Novocure Ltd *	13,800	622
NuVasive Inc *	10,078	707
Nuvectra Corp *	2,700	63
NxStage Medical Inc *	13,347	378
Ocular Therapeutix Inc *	1,700	11
Omeros Corp *(A)	9,100	236
Omnicell Inc *	6,812	468
OPKO Health Inc *(A)	72,584	430
Optinose Inc *	3,100	46
OraSure Technologies Inc *	11,339	182
Organovo Holdings Inc *(A)	16,500	21
Orthofix Medical Inc *	3,940	211
Owens & Minor Inc	9,539	162
Oxford Immunotec Global PLC *	5,400	79
Pacific Biosciences of California Inc *(A)	15,900	79
Pacira Pharmaceuticals Inc/DE *	8,445	398
Paratek Pharmaceuticals Inc *(A)	3,300	34
Patterson Cos Inc (A)	15,400	347
PDL BioPharma Inc *	31,600	76
Penumbra Inc *	6,100	847
PetIQ Inc, Cl A *	900	35
Phibro Animal Health Corp, Cl A	3,700	175
Pieris Pharmaceuticals Inc *	12,800	71
PolarityTE Inc *	1,700	49
Portola Pharmaceuticals Inc, Cl A *	14,100	421
PRA Health Sciences Inc *	10,700	1,130
Premier Inc, Cl A *	9,700	429
Prestige Consumer Healthcare Inc *(A)	11,779	453
Progenics Pharmaceuticals Inc *	11,596	91
Prothena Corp PLC *	7,600	116
Providence Service Corp/The *	2,458	165
PTC Therapeutics Inc *	9,000	376
Pulse Biosciences Inc *(A)	1,900	27
Puma Biotechnology Inc *(A)	6,700	294
QIAGEN NV *	43,383	1,691
Quality Systems Inc *	11,815	270
Quidel Corp *	6,312	485
R1 RCM Inc *	24,700	246
Ra Pharmaceuticals Inc *	3,600	44
Radius Health Inc *	6,600	136
RadNet Inc *	11,000	152
Reata Pharmaceuticals Inc, Cl A *	3,000	259
REGENXBIO Inc *	6,300	444
Repligen Corp *	6,722	369
Retrophin Inc *	7,400	235
Revance Therapeutics Inc *	7,200	197
Rhythm Pharmaceuticals Inc *	3,100	98
Rigel Pharmaceuticals Inc *	43,059	147
Rocket Pharmaceuticals Inc *	4,000	95
Rockwell Medical Inc *(A)	10,000	49

12	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
RTI Surgical Inc *	6,918	$31
Sage Therapeutics Inc *	8,600	1,413
Sangamo Therapeutics Inc *	17,270	315
Sarepta Therapeutics Inc *(A)	11,700	1,615
Savara Inc *	4,800	56
Seattle Genetics Inc *(A)	21,700	1,666
Select Medical Holdings Corp *	22,565	447
Selecta Biosciences Inc *(A)	3,600	49
Senseonics Holdings Inc *	12,800	52
Seres Therapeutics Inc *	3,300	29
Sienna Biopharmaceuticals Inc *(A)	5,200	87
Sientra Inc *	4,500	113
SIGA Technologies Inc *	10,000	82
Solid Biosciences Inc *	1,700	73
Sorrento Therapeutics Inc *	16,700	93
Spark Therapeutics Inc *(A)	6,300	388
Spectrum Pharmaceuticals Inc *	18,779	404
STAAR Surgical Co *	8,078	385
Stemline Therapeutics Inc *	8,200	140
STERIS PLC	15,900	1,819
Supernus Pharmaceuticals Inc *	10,400	461
Surgery Partners Inc *	3,500	61
Surmodics Inc *	2,444	192
Syneos Health Inc, Cl A *	12,000	598
Synergy Pharmaceuticals Inc *(A)	41,915	82
Syros Pharmaceuticals Inc *	500	6
Tabula Rasa HealthCare Inc *	2,900	254
Tactile Systems Technology Inc *(A)	3,300	223
Tandem Diabetes Care Inc *	8,600	393
Teladoc Health Inc *(A)	13,000	1,008
Teleflex Inc	8,702	2,153
Teligent Inc/NJ *(A)	6,200	25
Tenet Healthcare Corp *	16,500	556
TESARO Inc *(A)	6,800	221
Tetraphase Pharmaceuticals Inc *	5,400	19
TG Therapeutics Inc *	7,600	97
TherapeuticsMD Inc *	30,100	195
Theravance Biopharma Inc *	7,945	230
Tivity Health Inc *	8,621	297
TransEnterix Inc *(A)	30,000	174
Triple-S Management Corp, Cl B *	5,566	121
Ultragenyx Pharmaceutical Inc *	8,500	720
United Therapeutics Corp *	8,764	1,078
US Physical Therapy Inc	2,726	341
Utah Medical Products Inc	300	27
Vanda Pharmaceuticals Inc *	9,100	176
Varex Imaging Corp *(A)	7,500	236
Veeva Systems Inc, Cl A *	23,000	2,400
Veracyte Inc *	9,100	115
Verastem Inc *(A)	10,200	102
Vericel Corp *	7,100	87
ViewRay Inc *	11,600	117

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Viking Therapeutics Inc *	8,400	$110
Vocera Communications Inc *	6,142	204
Voyager Therapeutics Inc *	2,400	52
WaVe Life Sciences Ltd *	4,000	213
WellCare Health Plans Inc *	9,766	2,955
West Pharmaceutical Services Inc	14,230	1,666
Wright Medical Group NV *(A)	21,778	631
Xencor Inc *	10,400	435
ZIOPHARM Oncology Inc *(A)	30,346	89
Zogenix Inc *(A)	8,300	401

		131,600

Industrials — 13.5%
AAON Inc (A)	9,550	386
AAR Corp	7,429	347
ABM Industries Inc	14,655	465
Acacia Research Corp *	8,749	34
ACCO Brands Corp	25,529	317
Actuant Corp, Cl A	10,442	308
Acuity Brands Inc	7,600	1,162
ADT Inc (A)	19,900	178
Advanced Disposal Services Inc, Cl A *	14,400	384
Advanced Drainage Systems Inc	10,500	329
AECOM *	33,048	1,112
Aegion Corp, Cl A *	5,003	125
Aerojet Rocketdyne Holdings Inc *	12,579	442
Aerovironment Inc *	3,825	336
AGCO Corp	13,923	831
Air Lease Corp, Cl A	17,931	829
Air Transport Services Group Inc *	10,936	223
Aircastle Ltd	12,157	254
Alamo Group Inc	1,535	146
Albany International Corp, Cl A	5,898	455
Allegiant Travel Co, Cl A	2,650	361
Allied Motion Technologies Inc	1,300	63
Allison Transmission Holdings Inc, Cl A	23,376	1,161
Altra Industrial Motion Corp	5,589	218
AMERCO	1,400	525
Ameresco Inc, Cl A *	779	11
American Railcar Industries Inc (A)	1,277	59
American Woodmark Corp *	2,984	253
Apogee Enterprises Inc (A)	6,011	296
Applied Industrial Technologies Inc	7,261	559
ArcBest Corp	5,590	269
Argan Inc	2,979	119
Armstrong Flooring Inc *	6,267	110
Armstrong World Industries Inc *	8,777	613
ASGN Inc *	9,269	858
Astec Industries Inc	4,063	198
Astronics Corp *	3,274	142
Astronics Corp, Cl B *	1,656	72
Atkore International Group Inc *	7,500	205

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	13

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Atlas Air Worldwide Holdings Inc *	4,769	$290
Avis Budget Group Inc *	13,960	434
Axon Enterprise Inc *	9,469	646
AZZ Inc	4,796	258
Babcock & Wilcox Enterprises Inc *	6,115	9
Barnes Group Inc	9,652	657
Barrett Business Services Inc	1,634	123
Beacon Roofing Supply Inc *	14,670	544
Blue Bird Corp *	4,400	101
BlueLinx Holdings Inc *	1,700	61
BMC Stock Holdings Inc *	12,900	290
Brady Corp, Cl A	9,427	381
Briggs & Stratton Corp	7,149	144
Brink’s Co/The	10,506	789
Builders FirstSource Inc *	22,870	357
BWX Technologies Inc	20,424	1,252
Caesarstone Ltd (A)	4,600	87
CAI International Inc *	1,672	45
Carlisle Cos Inc	11,777	1,493
Casella Waste Systems Inc, Cl A *	6,991	198
CBIZ Inc *	11,445	274
CECO Environmental Corp	5,647	48
Chart Industries Inc *	6,372	481
Cimpress NV *(A)	4,199	588
CIRCOR International Inc	3,715	169
Clean Harbors Inc *	10,876	746
Colfax Corp *	17,089	597
Columbus McKinnon Corp/NY	3,565	152
Comfort Systems USA Inc	6,991	401
Commercial Vehicle Group Inc *	1,600	16
Continental Building Products Inc *	6,600	246
Copa Holdings SA, Cl A	6,228	498
Costamare Inc (A)	5,100	36
CoStar Group Inc *	6,863	3,035
Covanta Holding Corp	20,858	368
Covenant Transportation Group Inc, Cl A *	3,300	99
CRA International Inc	2,105	120
Crane Co	10,429	952
CSW Industrials Inc *	2,600	146
Cubic Corp	4,689	355
Curtiss-Wright Corp	8,478	1,136
Daseke Inc *	7,700	69
Deluxe Corp	10,154	601
DMC Global Inc	3,900	153
Donaldson Co Inc	26,446	1,338
Douglas Dynamics Inc	4,222	193
Ducommun Inc *	1,500	61
Dun & Bradstreet Corp/The	7,400	1,058
DXP Enterprises Inc/TX *	4,162	191
Dycom Industries Inc *	6,107	512
Eagle Bulk Shipping Inc *	9,200	46
Echo Global Logistics Inc *	4,586	152

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
EMCOR Group Inc	11,687	$936
Encore Wire Corp	4,403	221
Energous Corp *(A)	3,000	38
Energy Recovery Inc *(A)	10,200	99
EnerSys	8,883	737
Engility Holdings Inc *	3,410	118
Ennis Inc	5,288	115
Enphase Energy Inc *(A)	16,600	81
EnPro Industries Inc	3,768	283
ESCO Technologies Inc	4,877	330
Essendant Inc	7,137	103
Esterline Technologies Corp *	5,590	480
Evoqua Water Technologies Corp *	17,200	333
Exponent Inc	9,072	475
Federal Signal Corp	11,947	311
Forrester Research Inc	1,564	77
Forward Air Corp	6,418	412
Foundation Building Materials Inc *	5,300	73
Franklin Covey Co *	3,304	85
Franklin Electric Co Inc	9,781	478
FreightCar America Inc	1,733	29
FTI Consulting Inc *	6,668	508
Gardner Denver Holdings Inc *	20,300	568
Gates Industrial Corp PLC *	8,400	153
GATX Corp (A)	7,952	672
Generac Holdings Inc *	12,445	691
Genesee & Wyoming Inc, Cl A *	12,174	1,070
Gibraltar Industries Inc *	6,160	280
Global Brass & Copper Holdings Inc	5,100	197
GMS Inc *	8,200	204
Gorman-Rupp Co/The	4,077	149
GP Strategies Corp *	2,500	48
Graco Inc	33,705	1,584
GrafTech International Ltd (A)	15,100	279
Graham Corp	796	22
Granite Construction Inc	9,134	417
Great Lakes Dredge & Dock Corp *	9,180	50
Greenbrier Cos Inc/The (A)	7,123	413
Griffon Corp	3,837	70
H&E Equipment Services Inc	5,625	196
Harsco Corp *	16,328	461
Hawaiian Holdings Inc	8,980	373
HC2 Holdings Inc *	11,000	69
HD Supply Holdings Inc *	36,300	1,655
Healthcare Services Group Inc (A)	15,739	649
Heartland Express Inc	9,772	200
HEICO Corp (A)	7,618	691
HEICO Corp, Cl A	14,382	1,071
Heidrick & Struggles International Inc	2,952	130
Herc Holdings Inc *	5,667	298
Heritage-Crystal Clean Inc *	1,200	28
Herman Miller Inc	11,643	446

14	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hertz Global Holdings Inc *(A)	13,502	$238
Hexcel Corp	17,298	1,144
Hillenbrand Inc	12,085	618
HNI Corp	8,849	390
Hub Group Inc, Cl A *	5,862	310
Hubbell Inc, Cl B	10,489	1,325
Hurco Cos Inc	1,235	53
Huron Consulting Group Inc *	4,011	199
Hyster-Yale Materials Handling Inc	2,002	124
ICF International Inc	3,668	299
IDEX Corp	15,041	2,304
IES Holdings Inc *	3,000	57
InnerWorkings Inc *	7,387	58
Insperity Inc	7,624	914
Insteel Industries Inc	2,941	113
Interface Inc, Cl A	14,045	331
ITT Inc	17,663	1,044
JELD-WEN Holding Inc *	13,900	338
JetBlue Airways Corp *	61,981	1,183
John Bean Technologies Corp	5,631	666
Kadant Inc	1,825	184
Kaman Corp	5,573	363
KAR Auction Services Inc	26,229	1,644
KBR Inc	28,845	605
Kelly Services Inc, Cl A	6,795	171
Kennametal Inc	14,614	597
KeyW Holding Corp/The *	8,468	72
Kforce Inc	4,537	191
Kirby Corp *	11,426	997
KLX Inc *	9,465	699
Knight-Swift Transportation Holdings Inc, Cl A (A)	26,327	899
Knoll Inc	7,263	171
Korn/Ferry International	11,558	776
Kratos Defense & Security Solutions Inc *	16,316	218
Landstar System Inc	8,244	955
Lawson Products Inc/DE *	1,800	61
LB Foster Co, Cl A *	1,900	43
Lennox International Inc	7,129	1,588
Lincoln Electric Holdings Inc	12,233	1,152
Lindsay Corp	2,327	223
LSC Communications Inc	4,957	61
Lydall Inc *	3,632	155
Macquarie Infrastructure Corp (A)	14,500	682
Manitowoc Co Inc/The *	5,987	139
ManpowerGroup Inc	12,656	1,186
Marten Transport Ltd	7,153	158
Masonite International Corp *	5,600	375
MasTec Inc *(A)	12,462	546
Matson Inc	8,552	320
Matthews International Corp, Cl A	6,813	354
Maxar Technologies Ltd (A)	10,900	338

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
McGrath RentCorp	4,348	$252
Mercury Systems Inc *	9,323	508
Meritor Inc *	19,195	416
Middleby Corp/The *(A)	10,625	1,291
Milacron Holdings Corp *	16,100	341
Miller Industries Inc/TN	2,311	67
Mistras Group Inc *	2,697	62
Mobile Mini Inc	8,883	381
Moog Inc, Cl A	6,524	515
MRC Global Inc *	18,112	373
MSA Safety Inc	6,544	662
MSC Industrial Direct Co Inc, Cl A	9,403	804
Mueller Industries Inc	11,208	358
Mueller Water Products Inc, Cl A	32,712	378
Multi-Color Corp	2,557	158
MYR Group Inc *	4,079	142
National Presto Industries Inc	1,091	145
Navigant Consulting Inc	10,241	245
Navistar International Corp *	10,491	457
NCI Building Systems Inc *	6,048	102
Nexeo Solutions Inc *	10,000	100
NN Inc	5,587	112
Nordson Corp	11,212	1,559
NOW Inc *	21,600	371
NV5 Global Inc *	1,400	124
nVent Electric PLC	33,100	930
Old Dominion Freight Line Inc	13,290	2,025
Omega Flex Inc	600	53
Orion Group Holdings Inc *	6,324	55
Oshkosh Corp	14,317	1,006
Owens Corning	22,360	1,266
Park-Ohio Holdings Corp	1,118	46
Patrick Industries Inc *	5,225	334
Paylocity Holding Corp *	5,600	445
PGT Innovations Inc *	10,000	243
Pitney Bowes Inc	39,400	286
Plug Power Inc *(A)	55,300	109
Powell Industries Inc	1,364	53
Preformed Line Products Co	90	7
Primoris Services Corp	7,847	197
Proto Labs Inc *	5,099	793
Quad/Graphics Inc, Cl A	6,862	156
Quanex Building Products Corp	6,965	114
Radiant Logistics Inc *	12,400	54
Raven Industries Inc	6,255	303
RBC Bearings Inc *	4,795	718
Regal Beloit Corp	9,025	755
Resources Connection Inc	3,581	59
REV Group Inc (A)	8,400	143
Rexnord Corp *	22,226	645
Rollins Inc	18,062	1,085
RR Donnelley & Sons Co	13,219	67

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	15

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Rush Enterprises Inc, Cl A	5,399	$232
Rush Enterprises Inc, Cl B	1,800	80
Ryder System Inc	9,500	730
Saia Inc *	5,392	427
Schneider National Inc, Cl B (A)	10,500	284
Scorpio Bulkers Inc	15,916	108
Sensata Technologies Holding PLC *	33,100	1,753
Simpson Manufacturing Co Inc	7,343	564
SiteOne Landscape Supply Inc *(A)	8,400	759
SkyWest Inc	9,922	648
SP Plus Corp *	4,298	167
Spartan Motors Inc	6,500	94
Sparton Corp *	1,100	14
Spirit AeroSystems Holdings Inc, Cl A	21,575	1,845
Spirit Airlines Inc *(A)	13,447	639
SPX Corp *	8,894	302
SPX FLOW Inc *	9,294	446
Standex International Corp	2,429	262
Steelcase Inc, Cl A	17,557	256
Sterling Construction Co Inc *	2,700	39
Sun Hydraulics Corp	6,577	331
Sunrun Inc *(A)	22,800	299
Team Inc *(A)	5,757	134
Teledyne Technologies Inc *	7,037	1,670
Tennant Co	3,238	248
Terex Corp (A)	14,170	549
Tetra Tech Inc	10,042	701
Textainer Group Holdings Ltd *	3,853	58
Thermon Group Holdings Inc *	6,882	184
Timken Co/The	13,409	652
Titan International Inc	10,772	81
Titan Machinery Inc *	3,312	60
Toro Co/The	20,400	1,240
TPI Composites Inc *	4,300	121
TransUnion	35,300	2,658
Trex Co Inc *	12,080	1,023
TriMas Corp *	9,876	303
TriNet Group Inc *	8,800	520
Trinity Industries Inc	29,742	1,066
Triton International Ltd/Bermuda	11,284	426
Triumph Group Inc (A)	9,696	202
TrueBlue Inc *	8,328	244
Tutor Perini Corp *	8,051	164
Twin Disc Inc *	3,100	79
UniFirst Corp/MA	2,740	507
Univar Inc *	23,000	640
Universal Forest Products Inc	13,165	493
Universal Logistics Holdings Inc	700	26
US Ecology Inc	4,640	338
USG Corp *	17,382	749
Valmont Industries Inc	4,714	662
Vectrus Inc *	1,379	45

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Veritiv Corp *	2,000	$96
Viad Corp	4,271	263
Vicor Corp *	2,500	156
Vivint Solar Inc *	4,900	26
VSE Corp	2,000	77
Wabash National Corp (A)	11,741	214
WABCO Holdings Inc *	10,310	1,269
Wabtec Corp/DE (A)	16,706	1,810
WageWorks Inc *	7,771	416
Watsco Inc	6,359	1,113
Watts Water Technologies Inc, Cl A	5,856	483
Welbilt Inc *	24,950	552
Werner Enterprises Inc	9,390	348
Wesco Aircraft Holdings Inc *	12,046	146
WESCO International Inc *	8,366	512
Willdan Group Inc *	1,300	41
Willscot Corp, Cl A *	6,300	110
Woodward Inc	10,642	857
XPO Logistics Inc *	23,390	2,491
YRC Worldwide Inc *	4,500	43

		143,853

Information Technology — 19.9%
2U Inc *	10,300	920
3D Systems Corp *	18,747	381
8x8 Inc *	16,714	379
A10 Networks Inc *	9,800	68
Acacia Communications Inc *(A)	6,800	277
ACI Worldwide Inc *	22,912	651
Acxiom Corp *	15,274	698
ADTRAN Inc	9,897	170
Advanced Energy Industries Inc *	8,519	508
Aerohive Networks Inc *	4,800	20
Agilysys Inc *	900	14
Alarm.com Holdings Inc *(A)	5,900	332
Alpha & Omega Semiconductor Ltd *	5,600	80
Altair Engineering Inc, Cl A *	4,800	200
Alteryx Inc, Cl A *(A)	6,500	377
Ambarella Inc *(A)	6,900	264
Amber Road Inc *	1,900	17
Amdocs Ltd	27,168	1,774
American Software Inc/GA, Cl A	2,872	52
Amkor Technology Inc *	20,913	183
Anixter International Inc *	6,041	436
Appfolio Inc, Cl A *	2,400	205
Applied Optoelectronics Inc *(A)	3,800	157
Apptio Inc, Cl A *	6,500	252
Aquantia Corp *	4,100	52
ARRIS International PLC *	33,770	875
Arrow Electronics Inc *	16,825	1,304
Aspen Technology Inc *	14,067	1,623
Atlassian Corp PLC, Cl A *	18,300	1,647

16	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Avaya Holdings Corp *	20,100	$470
Avid Technology Inc *	5,000	30
Avnet Inc	22,599	1,094
AVX Corp	8,778	186
Axcelis Technologies Inc *	5,550	112
AXT Inc *	6,600	52
Badger Meter Inc	5,724	315
Bel Fuse Inc, Cl B	888	25
Belden Inc (A)	8,723	634
Benchmark Electronics Inc	9,930	257
Benefitfocus Inc *(A)	5,300	234
Black Knight Inc *	28,337	1,513
Blackbaud Inc	9,455	989
Blackline Inc *	5,300	280
Blucora Inc *	10,529	381
Booz Allen Hamilton Holding Corp, Cl A	28,865	1,477
Bottomline Technologies DE Inc *	7,571	499
Box Inc, Cl A *	24,400	599
Brightcove Inc *	6,800	56
Brooks Automation Inc	12,203	481
Cabot Microelectronics Corp	4,524	510
CACI International Inc, Cl A *	4,932	962
CalAmp Corp *	8,156	192
Calix Inc *	4,945	39
Carbonite Inc *	4,600	191
Cardtronics PLC *	8,885	312
Care.com Inc *	3,200	62
Cargurus Inc, Cl A *	9,400	464
Cars.com Inc *(A)	15,200	409
Casa Systems Inc *	2,800	41
Cass Information Systems Inc	2,629	188
CDK Global Inc	25,700	1,602
CDW Corp/DE	28,400	2,487
Ceridian HCM Holding Inc *	4,600	177
CEVA Inc *	3,838	117
ChannelAdvisor Corp *	2,400	31
Ciena Corp *	26,186	827
Cirrus Logic Inc *	12,095	532
Cision Ltd *	7,500	136
Clearfield Inc *	1,400	19
Cloudera Inc *	18,900	284
Cognex Corp	32,316	1,739
Coherent Inc *	4,653	887
Cohu Inc	5,077	134
CommScope Holding Co Inc *	36,800	1,166
CommVault Systems Inc *	7,284	507
Comtech Telecommunications Corp	4,332	155
Conduent Inc *	38,300	888
Control4 Corp *	3,700	120
Convergys Corp	19,887	492
CoreLogic Inc/United States *	15,283	777
Cornerstone OnDemand Inc *	9,499	537

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Coupa Software Inc *	10,200	$731
Cray Inc *	7,570	164
Cree Inc *	18,523	891
CSG Systems International Inc	6,917	258
CTS Corp	6,245	231
Cypress Semiconductor Corp	67,035	1,154
Daktronics Inc	4,580	37
Dell Technologies Inc, Cl V *	38,600	3,712
Diebold Nixdorf Inc (A)	14,133	67
Digi International Inc *	3,601	48
Digimarc Corp *	2,076	61
Diodes Inc *	7,842	297
DocuSign Inc *(A)	4,800	300
Dolby Laboratories Inc, Cl A	12,404	871
Ebix Inc (A)	4,825	384
EchoStar Corp, Cl A *	10,503	504
Electro Scientific Industries Inc *(A)	5,500	121
Electronics For Imaging Inc *	9,328	325
Ellie Mae Inc *	7,163	755
Endurance International Group Holdings Inc *	9,100	88
Entegris Inc	28,808	977
Envestnet Inc *	8,552	540
EPAM Systems Inc *	9,600	1,372
ePlus Inc *	2,288	237
Etsy Inc *	24,500	1,193
Euronet Worldwide Inc *	9,488	928
Everbridge Inc *	5,000	301
Everi Holdings Inc *	12,900	112
EVERTEC Inc	13,600	327
Exela Technologies Inc *	9,100	54
ExlService Holdings Inc *	6,623	424
Extreme Networks Inc *	19,687	123
Fabrinet *	7,315	350
Fair Isaac Corp *	5,891	1,361
FARO Technologies Inc *	2,508	171
Finisar Corp *(A)	22,054	450
FireEye Inc *	33,700	559
First Data Corp, Cl A *	104,500	2,688
First Solar Inc *	17,100	891
Fitbit Inc, Cl A *(A)	35,000	211
Five9 Inc *	10,000	480
ForeScout Technologies Inc *	5,500	198
FormFactor Inc *	12,919	200
Fortinet Inc *	26,599	2,228
Genpact Ltd	28,450	872
Glu Mobile Inc *	16,800	129
GoDaddy Inc, Cl A *	31,900	2,599
Gogo Inc *(A)	13,900	62
GrubHub Inc *(A)	17,300	2,493
GTT Communications Inc *(A)	7,100	306
Guidewire Software Inc *	15,169	1,526

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	17

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hackett Group Inc/The	3,300	$68
Harmonic Inc *(A)	14,394	78
Hortonworks Inc *	11,700	261
HubSpot Inc *	7,000	1,006
IAC/InterActiveCorp *	14,321	2,824
Ichor Holdings Ltd *(A)	4,100	106
II-VI Inc *(A)	11,043	549
Immersion Corp *	3,567	41
Imperva Inc *	6,983	329
Impinj Inc *(A)	3,600	77
Infinera Corp *	28,784	258
Inphi Corp *(A)	10,162	377
Insight Enterprises Inc *	7,198	397
Instructure Inc *	7,300	299
Integrated Device Technology Inc *	26,845	1,141
InterDigital Inc/PA	7,130	589
Internap Corp *	4,075	55
Itron Inc *	6,411	426
j2 Global Inc	9,757	806
Jabil Inc	34,500	1,020
Jack Henry & Associates Inc	15,319	2,427
KEMET Corp *	9,300	240
Keysight Technologies Inc *	36,800	2,388
Kimball Electronics Inc *	2,893	57
Knowles Corp *	15,500	281
Kopin Corp *(A)	8,823	20
KVH Industries Inc *	1,997	25
Lattice Semiconductor Corp *	22,462	184
Leidos Holdings Inc	27,250	1,928
Limelight Networks Inc *	15,000	76
Liquidity Services Inc *	2,222	16
Littelfuse Inc	4,631	1,035
LivePerson Inc *	11,191	301
LogMeIn Inc	9,813	843
Lumentum Holdings Inc *(A)	11,440	777
MACOM Technology Solutions Holdings Inc *(A)	7,125	164
Manhattan Associates Inc *	12,780	741
ManTech International Corp/VA, Cl A	4,922	326
Marvell Technology Group Ltd	108,057	2,235
Match Group Inc *(A)	10,000	500
Maxim Integrated Products Inc	53,704	3,247
MAXIMUS Inc	12,816	852
MaxLinear Inc, Cl A *	11,844	228
Maxwell Technologies Inc *(A)	6,300	22
Meet Group Inc/The *	10,200	52
Mesa Laboratories Inc	600	120
Methode Electronics Inc	6,984	277
MicroStrategy Inc, Cl A *	1,553	231
MINDBODY Inc, Cl A *	7,500	278
Mitek Systems Inc *	5,800	42
MKS Instruments Inc	10,023	931

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
MobileIron Inc *	11,500	$56
Model N Inc *	7,600	129
MoneyGram International Inc *	7,705	50
Monolithic Power Systems Inc	7,951	1,192
Monotype Imaging Holdings Inc	9,060	187
MTS Systems Corp (A)	3,089	167
Nanometrics Inc *	5,744	252
National Instruments Corp	22,567	1,078
NCR Corp *	22,783	647
NeoPhotonics Corp *	7,500	66
NETGEAR Inc *	6,692	474
NetScout Systems Inc *(A)	15,158	379
New Relic Inc *	8,500	873
NIC Inc	13,222	222
nLight Inc *	1,300	40
Novanta Inc *	5,662	434
Nuance Communications Inc *	54,381	887
Nutanix Inc, Cl A *	21,000	1,183
NVE Corp	694	79
NXP Semiconductors NV *	66,900	6,231
Oclaro Inc *	33,500	320
Okta Inc, Cl A *	16,600	1,026
ON Semiconductor Corp *	80,500	1,718
OneSpan Inc *	4,254	80
OSI Systems Inc *	3,968	309
Palo Alto Networks Inc *	17,133	3,960
Pandora Media Inc *(A)	44,171	408
Park City Group Inc *(A)	3,600	30
Park Electrochemical Corp	5,082	109
Paycom Software Inc *(A)	9,900	1,536
PC Connection Inc	2,231	89
PDF Solutions Inc *	4,653	41
Pegasystems Inc	8,236	525
Perficient Inc *	6,700	192
Perspecta Inc	27,900	649
Photronics Inc *	13,129	140
Plantronics Inc	7,169	482
Plexus Corp *	7,228	457
Power Integrations Inc	6,289	461
Presidio Inc *	3,900	59
Progress Software Corp	9,358	383
Proofpoint Inc *	9,700	1,151
PROS Holdings Inc *	5,899	218
PTC Inc *	22,490	2,248
Pure Storage Inc, Cl A *	31,800	853
Q2 Holdings Inc *	7,500	467
QAD Inc, Cl A	2,900	176
Qualys Inc *	6,800	619
Quantenna Communications Inc *	4,300	79
QuinStreet Inc *	10,586	161
Quotient Technology Inc *	12,000	179
Rambus Inc *	21,110	258

18	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Rapid7 Inc *	6,900	$263
RealPage Inc *	12,946	808
Reis Inc	500	12
Ribbon Communications Inc *	13,520	94
RingCentral Inc, Cl A *	13,200	1,230
Rogers Corp *	3,693	510
Rosetta Stone Inc *	5,200	82
Rudolph Technologies Inc *	5,507	153
Sabre Corp	47,700	1,245
SailPoint Technologies Holding Inc *	9,400	291
Sanmina Corp *	13,366	412
ScanSource Inc *	4,796	195
Science Applications International Corp	8,742	789
Semtech Corp *	11,875	710
SendGrid Inc *	1,700	62
ServiceNow Inc *	34,069	6,690
ServiceSource International Inc *	9,746	31
ShotSpotter Inc *	1,400	80
Shutterstock Inc	3,297	181
Silicon Laboratories Inc *	8,882	870
SMART Global Holdings Inc *	1,100	36
Splunk Inc *	27,984	3,586
SPS Commerce Inc *	3,029	298
Square Inc, Cl A *	55,400	4,911
SS&C Technologies Holdings Inc	39,518	2,345
Stamps.com Inc *	3,555	883
Stratasys Ltd *(A)	9,769	244
SunPower Corp, Cl A *(A)	10,636	71
Switch Inc, Cl A (A)	6,600	76
Sykes Enterprises Inc *	8,011	242
Synaptics Inc *	6,887	332
SYNNEX Corp	6,270	608
Syntel Inc *	6,254	255
Systemax Inc	1,400	51
Tableau Software Inc, Cl A *	13,200	1,477
Tech Data Corp *	7,665	558
TechTarget Inc *	4,700	113
Telenav Inc *	3,400	19
Teradata Corp *	23,400	970
Teradyne Inc	37,000	1,524
TiVo Corp	27,958	382
Trade Desk Inc/The, Cl A *(A)	6,100	865
Travelport Worldwide Ltd	26,900	500
Trimble Inc *	47,620	2,005
TrueCar Inc *	13,700	176
TTEC Holdings Inc	3,427	90
TTM Technologies Inc *	21,287	398
Tucows Inc, Cl A *(A)	1,800	105
Twilio Inc, Cl A *	13,400	1,081
Tyler Technologies Inc *	7,187	1,775
Ubiquiti Networks Inc (A)	4,400	395
Ultimate Software Group Inc/The *	5,635	1,745

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ultra Clean Holdings Inc *	7,052	$108
Unisys Corp *(A)	9,183	171
Universal Display Corp (A)	7,908	968
Upland Software Inc *	3,000	112
USA Technologies Inc *	7,200	117
Varonis Systems Inc *	5,300	392
Veeco Instruments Inc *	9,910	119
Verint Systems Inc *	13,650	663
Versum Materials Inc	20,500	816
ViaSat Inc *(A)	11,456	720
Viavi Solutions Inc *	49,500	554
VirnetX Holding Corp *	4,742	16
Virtusa Corp *	5,149	300
Vishay Intertechnology Inc	27,317	650
Vishay Precision Group Inc *	3,164	137
VMware Inc, Cl A *	13,117	2,010
Web.com Group Inc *	7,739	216
WEX Inc *	8,376	1,593
Workday Inc, Cl A *	28,089	4,341
Workiva Inc, Cl A *	4,000	147
Worldpay Inc, Cl A *	56,714	5,523
Xcerra Corp *	8,341	121
XO Group Inc *	4,415	133
Xperi Corp	9,930	156
Yelp Inc, Cl A *	14,698	693
Yext Inc *	15,600	388
Zebra Technologies Corp, Cl A *	10,064	1,728
Zendesk Inc *	20,200	1,392
Zillow Group Inc, Cl A *	10,691	514
Zillow Group Inc, Cl C *(A)	22,082	1,074
Zix Corp *	11,213	62
Zscaler Inc *(A)	2,700	116
Zynga Inc, Cl A *	157,374	655

		211,034

Materials — 4.8%
AdvanSix Inc *	5,900	200
AgroFresh Solutions Inc *	4,600	31
AK Steel Holding Corp *(A)	63,900	284
Alcoa Corp *	36,300	1,622
Allegheny Technologies Inc *(A)	23,400	633
American Vanguard Corp	8,099	177
AptarGroup Inc	11,666	1,222
Ardagh Group SA, Cl A	5,500	88
Ashland Global Holdings Inc	11,608	977
Axalta Coating Systems Ltd *	43,800	1,336
Balchem Corp	6,788	753
Bemis Co Inc	16,700	823
Berry Global Group Inc *	26,641	1,272
Boise Cascade Co	7,270	318
Cabot Corp	12,332	801
Carpenter Technology Corp	9,601	573

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	19

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Celanese Corp, Cl A	26,092	$3,048
Century Aluminum Co *	8,259	104
Chase Corp	1,300	161
Chemours Co/The	36,200	1,578
Clearwater Paper Corp *	2,951	86
Cleveland-Cliffs Inc *(A)	60,000	603
Coeur Mining Inc *	35,661	203
Commercial Metals Co	22,941	496
Compass Minerals International Inc (A)	6,740	422
Crown Holdings Inc *	25,135	1,076
Domtar Corp	13,350	680
Eagle Materials Inc	9,283	857
Ferro Corp *	16,505	362
Ferroglobe *(C)	11,102	—
Flotek Industries Inc *	10,196	25
Forterra Inc *	5,600	47
FutureFuel Corp	3,876	57
GCP Applied Technologies Inc *	14,924	376
Gold Resource Corp	12,400	64
Graphic Packaging Holding Co	64,417	916
Greif Inc, Cl A	4,519	249
Greif Inc, Cl B	1,300	74
Hawkins Inc	1,773	73
Haynes International Inc	2,823	111
HB Fuller Co	10,833	617
Hecla Mining Co	100,168	284
Huntsman Corp	42,124	1,284
Ingevity Corp *	8,700	879
Innophos Holdings Inc	4,189	183
Innospec Inc	4,813	374
Intrepid Potash Inc *	19,600	67
Kaiser Aluminum Corp	3,554	389
KapStone Paper and Packaging Corp	17,642	606
KMG Chemicals Inc	2,409	187
Koppers Holdings Inc *	4,473	159
Kraton Corp *	7,080	333
Kronos Worldwide Inc	3,484	70
Louisiana-Pacific Corp	29,142	850
LSB Industries Inc *(A)	2,939	26
Materion Corp	3,474	222
Minerals Technologies Inc	6,924	465
Myers Industries Inc	7,018	156
Neenah Inc	3,393	310
NewMarket Corp	1,597	640
Olin Corp	31,016	953
Olympic Steel Inc	1,927	42
OMNOVA Solutions Inc *	7,567	68
Owens-Illinois Inc *	35,100	620
PH Glatfelter Co	7,871	151
Platform Specialty Products Corp *	40,800	541
PolyOne Corp	16,832	711
PQ Group Holdings Inc *	5,400	96

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Quaker Chemical Corp	2,734	$493
Rayonier Advanced Materials Inc	9,817	205
Reliance Steel & Aluminum Co	13,738	1,207
Royal Gold Inc	12,502	953
RPM International Inc	26,588	1,795
Ryerson Holding Corp *	1,400	15
Schnitzer Steel Industries Inc, Cl A	4,656	123
Schweitzer-Mauduit International Inc	6,138	250
Scotts Miracle-Gro Co/The, Cl A	8,059	602
Sensient Technologies Corp	8,535	606
Silgan Holdings Inc	16,760	457
Sonoco Products Co	18,321	1,027
Southern Copper Corp (A)	16,529	721
Steel Dynamics Inc	44,837	2,050
Stepan Co	3,825	341
Summit Materials Inc, Cl A *	23,906	508
SunCoke Energy Inc *	14,846	166
Tahoe Resources Inc *	52,588	181
TimkenSteel Corp *	7,904	111
Trecora Resources *	2,517	35
Tredegar Corp	5,341	117
Trinseo SA	8,600	664
Tronox Ltd, Cl A	19,200	311
UFP Technologies Inc *	1,800	63
United States Lime & Minerals Inc	400	30
United States Steel Corp	33,800	1,003
US Concrete Inc *(A)	3,000	145
Valvoline Inc	37,836	814
Verso Corp *	6,500	204
Warrior Met Coal Inc (A)	8,000	192
Westlake Chemical Corp	7,610	720
Worthington Industries Inc	8,002	373
WR Grace & Co	13,024	920

		51,463

Real Estate — 8.1%
Acadia Realty Trust ‡	16,439	469
AGNC Investment Corp ‡	87,121	1,657
Agree Realty Corp ‡	6,747	385
Alexander & Baldwin Inc ‡	12,891	303
Alexander’s Inc ‡	488	176
Altisource Portfolio Solutions SA *(A)	1,700	61
American Assets Trust Inc	7,991	316
American Campus Communities Inc ‡	26,762	1,122
American Homes 4 Rent, Cl A ‡	53,200	1,234
Americold Realty Trust ‡	9,900	246
Apple Hospitality Inc ‡	45,300	800
Armada Hoffler Properties Inc ‡	7,500	117
Ashford Hospitality Trust Inc ‡	14,971	97
Bluerock Residential Growth Inc, Cl A ‡	5,800	57
Braemar Hotels & Resorts Inc ‡	4,381	51
Brandywine Realty Trust ‡	38,039	638

20	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Brixmor Property Group Inc ‡	58,300	$1,062
Brookfield Property Inc, Cl A	27,700	555
Camden Property Trust ‡	17,938	1,705
CareTrust Inc ‡	15,453	285
CatchMark Timber Trust Inc, Cl A ‡	7,800	98
CBL & Associates Properties Inc ‡(A)	33,182	148
Cedar Realty Trust Inc	18,338	82
Chatham Lodging Trust ‡	7,735	166
Chesapeake Lodging Trust ‡	13,167	433
Chimera Investment Corp ‡	39,465	735
City Office Inc ‡	4,700	61
Colony Capital Inc (A)	94,094	577
Columbia Property Trust Inc ‡	25,500	614
Community Healthcare Trust Inc ‡	3,900	121
Consolidated-Tomoka Land Co	500	31
CoreCivic Inc ‡	24,402	632
CorEnergy Infrastructure Trust Inc ‡(A)	2,140	80
CoreSite Realty Corp ‡	7,173	835
Corporate Office Properties Trust ‡	21,930	675
Cousins Properties Inc ‡	87,573	819
CubeSmart ‡	35,722	1,091
CyrusOne Inc ‡	18,429	1,234
DDR Corp ‡	29,507	413
DiamondRock Hospitality Co ‡	43,307	518
Douglas Emmett Inc ‡	32,385	1,265
Easterly Government Properties Inc ‡(A)	11,100	225
EastGroup Properties Inc ‡	7,285	709
Education Realty Trust Inc	15,657	648
Empire State Realty Trust Inc, Cl A ‡	29,200	514
EPR Properties ‡	15,251	1,070
Equity Commonwealth *‡	22,644	726
Equity LifeStyle Properties Inc ‡	16,832	1,631
Exantas Capital Corp ‡	7,276	86
Farmland Partners Inc ‡(A)	9,000	64
First Industrial Realty Trust Inc ‡	25,853	839
Forest City Realty Trust Inc, Cl A ‡	41,145	1,035
Forestar Group Inc *(A)	1,067	27
Four Corners Property Trust Inc ‡	12,719	343
Franklin Street Properties Corp ‡	19,396	166
Front Yard Residential Corp ‡	11,300	138
FRP Holdings Inc *	838	55
Gaming and Leisure Properties Inc ‡	39,015	1,396
GEO Group Inc/The ‡	22,285	565
Getty Realty Corp ‡	6,289	183
Gladstone Commercial Corp ‡	4,519	90
Global Net Lease Inc ‡	15,033	326
Government Properties Income Trust ‡	18,066	305
Gramercy Property Trust ‡	29,324	802
Healthcare Realty Trust Inc	23,355	723
Healthcare Trust of America Inc, Cl A ‡	39,850	1,139
Hersha Hospitality Trust, Cl A ‡	9,019	213
HFF Inc, Cl A	7,895	359

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Highwoods Properties Inc ‡	20,168	$1,003
Hospitality Properties Trust ‡	30,041	871
Howard Hughes Corp/The *	8,017	1,045
Hudson Pacific Properties Inc ‡	31,770	1,075
Independence Realty Trust Inc ‡	20,300	210
Industrial Logistics Properties Trust ‡	3,800	91
InfraREIT Inc ‡	8,200	171
Investors Real Estate Trust ‡	24,031	131
Invitation Homes Inc ‡	56,281	1,315
iStar Inc ‡	16,418	184
JBG SMITH Properties ‡	19,800	742
Jernigan Capital Inc ‡	3,300	66
Jones Lang LaSalle Inc	9,259	1,412
Kennedy-Wilson Holdings Inc	25,929	556
Kilroy Realty Corp ‡	18,743	1,371
Kite Realty Group Trust ‡	15,455	270
Lamar Advertising Co, Cl A ‡	16,897	1,302
LaSalle Hotel Properties ‡	20,842	732
Lexington Realty Trust ‡	43,090	402
Liberty Property Trust ‡	29,875	1,307
Life Storage Inc ‡	9,193	897
LTC Properties Inc ‡	8,917	414
Mack-Cali Realty Corp ‡	20,267	443
Marcus & Millichap Inc *	5,100	186
MedEquities Realty Trust Inc ‡	4,300	46
Medical Properties Trust Inc ‡	67,562	1,017
Monmouth Real Estate Investment Corp, Cl A ‡	13,346	232
National Health Investors Inc ‡	7,764	615
National Retail Properties Inc ‡	29,543	1,362
National Storage Affiliates Trust ‡	9,000	255
New Residential Investment Corp ‡	67,450	1,253
New Senior Investment Group Inc ‡	16,600	105
Newmark Group Inc, Cl A	4,400	57
NexPoint Residential Trust Inc ‡	2,500	81
NorthStar Realty Europe Corp ‡	10,009	137
Omega Healthcare Investors Inc ‡(A)	39,547	1,307
One Liberty Properties Inc ‡	2,524	73
Outfront Media Inc ‡	29,909	594
Paramount Group Inc ‡	39,000	619
Park Hotels & Resorts Inc ‡	38,891	1,301
Pebblebrook Hotel Trust ‡	13,603	525
Pennsylvania Real Estate Investment Trust ‡(A)	13,699	140
Physicians Realty Trust ‡	32,600	570
Piedmont Office Realty Trust Inc, Cl A ‡	24,666	489
PotlatchDeltic Corp ‡	13,032	629
Preferred Apartment Communities Inc, Cl A ‡	6,000	107
PS Business Parks Inc ‡	4,328	564
QTS Realty Trust Inc, Cl A ‡	9,400	430
Ramco-Gershenson Properties Trust ‡	16,337	228
Rayonier Inc ‡	25,853	900

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	21

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
RE/MAX Holdings Inc, Cl A	3,200	$158
Realogy Holdings Corp (A)	24,502	524
Redfin Corp *(A)	16,700	331
Retail Opportunity Investments Corp ‡	22,759	449
Retail Properties of America Inc, Cl A ‡	41,703	531
Retail Value Inc *	2,950	105
Rexford Industrial Realty Inc ‡	17,200	559
RLJ Lodging Trust ‡	36,354	797
RMR Group Inc/The	1,170	110
Ryman Hospitality Properties Inc ‡	9,360	831
Sabra Health Care Inc ‡	32,420	764
Saul Centers Inc ‡	2,144	129
Select Income ‡	11,121	229
Senior Housing Properties Trust ‡	43,307	828
Seritage Growth Properties ‡(A)	5,300	273
Spirit MTA ‡	8,556	92
Spirit Realty Capital Inc ‡	85,566	716
St Joe Co/The *	8,100	139
STAG Industrial Inc ‡	18,156	524
STORE Capital Corp ‡	34,100	982
Stratus Properties Inc *	1,900	58
Summit Hotel Properties Inc ‡	19,629	269
Sun Communities Inc ‡	14,721	1,519
Sunstone Hotel Investors Inc ‡	43,138	724
Tanger Factory Outlet Centers Inc ‡(A)	17,549	422
Taubman Centers Inc ‡	11,887	768
Tejon Ranch Co *	1,976	44
Terreno Realty Corp ‡	9,363	360
Tier Inc ‡	9,500	226
Trinity Place Holdings Inc *	5,200	32
UMH Properties Inc ‡	5,400	86
Uniti Group Inc ‡(A)	33,960	707
Universal Health Realty Income Trust ‡	2,216	169
Urban Edge Properties ‡	23,600	539
Urstadt Biddle Properties Inc, Cl A ‡	6,156	140
VEREIT Inc ‡	183,200	1,433
Washington Prime Group Inc ‡(A)	37,502	290
Washington Real Estate Investment Trust ‡	16,313	515
Weingarten Realty Investors ‡	24,368	754
Whitestone, Cl B ‡	7,077	97
WP Carey Inc ‡	20,500	1,365
Xenia Hotels & Resorts Inc ‡	20,400	495

		86,256

Telecommunication Services — 0.9%
ATN International Inc	2,267	166
Boingo Wireless Inc *	9,200	304
Cincinnati Bell Inc *	9,904	129
Cogent Communications Holdings Inc	8,304	454
Consolidated Communications Holdings Inc (A)	13,612	161
Frontier Communications Corp (A)	17,073	89

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Intelsat SA *(A)	8,900	$196
Iridium Communications Inc *(A)	16,146	327
NII Holdings Inc *(A)	17,100	98
Ooma Inc *	6,900	110
ORBCOMM Inc *	12,086	130
pdvWireless Inc *	2,000	60
Shenandoah Telecommunications Co	9,304	355
Spok Holdings Inc	4,132	64
Sprint Corp *(A)	117,690	719
Telephone & Data Systems Inc	17,455	524
T-Mobile US Inc *	59,405	3,923
United States Cellular Corp *	2,952	126
Vonage Holdings Corp *	39,320	558
Windstream Holdings Inc	7,323	35
Zayo Group Holdings Inc *	38,700	1,341

		9,869

Utilities — 2.5%
ALLETE Inc	10,770	809
American States Water Co	7,674	464
Aqua America Inc (A)	33,437	1,243
Artesian Resources Corp, Cl A	2,184	78
Atlantic Power Corp *	12,421	27
Atmos Energy Corp	21,982	2,027
Avangrid Inc	12,050	594
Avista Corp	13,852	711
Black Hills Corp (A)	11,302	665
Cadiz Inc *(A)	4,300	41
California Water Service Group	9,641	397
Chesapeake Utilities Corp	2,915	251
Connecticut Water Service Inc	1,906	131
Consolidated Water Co Ltd	3,000	40
El Paso Electric Co	8,036	493
Hawaiian Electric Industries Inc	21,758	767
IDACORP Inc	9,624	942
MDU Resources Group Inc	39,532	1,102
MGE Energy Inc	7,614	498
Middlesex Water Co	2,701	124
National Fuel Gas Co (A)	16,588	921
New Jersey Resources Corp	16,294	743
Northwest Natural Gas Co	4,776	310
NorthWestern Corp	10,646	638
NRG Yield Inc, Cl A	7,000	138
NRG Yield Inc, Cl C	12,100	240
OGE Energy Corp	37,676	1,388
ONE Gas Inc	10,900	856
Ormat Technologies Inc (A)	8,334	439
Otter Tail Corp	7,746	371
Pattern Energy Group Inc, Cl A (A)	13,200	269
PNM Resources Inc	16,417	639
Portland General Electric Co	18,700	868
SJW Group	4,164	241

22	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
South Jersey Industries Inc (A)	18,296	$607
Southwest Gas Holdings Inc	9,641	745
Spark Energy Inc, Cl A (A)	2,000	18
Spire Inc	10,203	761
TerraForm Power Inc, Cl A	18,576	208
UGI Corp	33,796	1,827
Unitil Corp	3,058	155
Vectren Corp	16,043	1,142
Vistra Energy Corp *	78,068	1,838
York Water Co/The	2,352	71

		26,837

Total Common Stock (Cost $739,886) ($ Thousands)		1,040,091

	Face Amount (Thousands)

U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill
2.098%, 12/06/2018 (D)	$1,050	1,045

Total U.S. Treasury Obligation (Cost $1,044) ($ Thousands)	1,045

Description	Number of Rights	Market Value ($ Thousands)

RIGHTS — 0.0%
Dyax CVR, Expires 12/31/2019	22,882	$92
A Schulman Inc CVR ‡‡	6,129	12
NewStar Financial Inc CVR ‡‡(C)	3,393	2
Media General Inc CVR ‡‡(C)	20,200	–
Chelsea Therapeutics International CVR ‡‡(C)	4,000	–
Trius CVR ‡‡	2,885	–
Tobira Therapeutics CVR ‡‡(C)	2,300	–

Total Rights (Cost $—) ($ Thousands)		106

	Shares

AFFILIATED PARTNERSHIP — 11.0%
SEI Liquidity Fund, L.P.
2.050% **†(E)	117,566,332	117,556

Total Affiliated Partnership (Cost $117,565) ($ Thousands)		117,556

CASH EQUIVALENT — 2.0%
SEI Daily Income Trust, Government Fund, Cl F
1.750%**†	20,933,931	20,934

Total Cash Equivalent (Cost $20,934) ($ Thousands)		20,934

Total Investments in Securities — 111.0% (Cost $879,429) ($ Thousands)		$1,179,732

A list of open futures contracts held by the Fund at August 31, 2018, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Russell 2000 Index E-MINI	107	Sep-2018	$ 8,968	$ 9,312	$ 344
S&P Mid Cap 400 Index E-MINI	63	Sep-2018	12,596	12,887	291

			$ 21,564	$ 22,199	$ 635

Percentages are based on Net Assets of $1,062,740 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of August 31, 2018.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security.

‡‡	Expiration date not available.

(A)	Certain securities or partial positions of certain securities are on loan at August 31, 2018. The total market value of securities on loan at August 31, 2018 was $114,804 ($ Thousands).

(B)	Security is a Master Limited Partnership. At August 31, 2018, such securities amounted to $1,152 ($ Thousands), or 0.1% of the net assets of the Fund.

(C)	Level 3 security in accordance with fair value hierarchy.
(D)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(E)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of August 31, 2018 was $117,556 ($ Thousands).

Cl — Class

CVR — Contingent Value Rights

L.P. — Limited Partnership

Ltd — Limited

PLC — Public Limited Company

S&P— Standard & Poor’s

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	23

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Extended Market Index Fund (Continued)

The following is a list of the level of inputs used as of August 31, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands).

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$1,040,091	$–	$–	$1,040,091
U.S. Treasury Obligation	–	1,045	–	1,045
Rights	12	92	2	106
Affiliated Partnership	–	117,556	–	117,556
Cash Equivalent	20,934	–	–	20,934

Total Investments in Securities	$1,061,037	$118,693	$2	$1,179,732

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$635	$–	$–	$635

Total Other Financial Instruments	$635	$–	$–	$635

*Futures contracts are valued at the unrealized appreciation on the instrument.

(1) A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended August 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2018, there were no transfers between Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended August 31, 2018 ($ Thousands):

Security Description	Value 5/31/2018	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2018	Dividend Income

SEI Investments Co	$ 1,653	$ —	$ —	$ —	$ (18)	$ 1,635	$ 8
SEI Liquidity Fund, L.P.	133,184	78,573	(94,188)	—	(13)	117,556	252
SEI Daily Income Trust, Government Fund, CI F	19,314	66,772	(65,152)	—	—	20,934	88

Totals	$ 154,151	$ 145,345	$ (159,340)	$ —	$ (31)	$ 140,125	$ 348

24	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Small Cap Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.3%
Consumer Discretionary — 13.5%
1-800-Flowers.com Inc, Cl A *	14,134	$170
Aaron’s Inc	7,284	362
Abercrombie & Fitch Co, Cl A	24,903	540
Acushnet Holdings Corp	498	13
Adtalem Global Education Inc *	16,175	774
AMC Networks Inc, Cl A *(A)	10,400	653
American Axle & Manufacturing Holdings Inc *	17,400	308
American Eagle Outfitters Inc	13,258	344
American Public Education Inc *	5,905	205
America’s Car-Mart Inc/TX *	905	76
At Home Group Inc *	1,769	61
Bassett Furniture Industries Inc	3,222	75
Beazer Homes USA Inc *	18,700	240
Bed Bath & Beyond Inc	481	9
Big 5 Sporting Goods Corp (A)	6,600	38
Big Lots Inc (A)	8,469	365
Biglari Holdings Inc, Cl B *	306	60
BJ’s Restaurants Inc	4,926	373
Boot Barn Holdings Inc *(A)	9,170	274
Bright Horizons Family Solutions Inc *	19,584	2,339
Brinker International Inc (A)	8,987	398
Brunswick Corp/DE	1,215	81
Caleres Inc	254	10
Callaway Golf Co	15,982	365
Cambium Learning Group Inc *	5,551	74
Canada Goose Holdings Inc *(A)	22,930	1,396
Carriage Services Inc, Cl A (A)	11,071	252
Carrols Restaurant Group Inc *	3,428	54
Carvana Co, Cl A *	4,748	307
Cato Corp/The, Cl A	2,420	52
Cavco Industries Inc *	4,571	1,122
Chegg Inc *	10,732	347
Chico’s FAS Inc	4,519	41
Children’s Place Inc/The (A)	2,370	334
Citi Trends Inc	9,272	287
Columbia Sportswear Co	2,427	220
Conn’s Inc *	35,685	1,463
Cooper Tire & Rubber Co (A)	9,600	277
Cooper-Standard Holdings Inc *	3,232	447
CSS Industries Inc	7,100	99
Dana Inc	57,930	1,134
Dave & Buster’s Entertainment Inc *	14,085	819
Deckers Outdoor Corp *	14,517	1,769
Del Frisco’s Restaurant Group Inc *	26,068	246
Del Taco Restaurants Inc *	4,127	53
Denny’s Corp *	511	8
Dick’s Sporting Goods Inc	1,271	48
Dillard’s Inc, Cl A	219	17
DSW Inc, Cl A	3,447	115

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Eldorado Resorts Inc *	31,306	$1,504
Entercom Communications Corp, Cl A (A)	33,100	260
Entravision Communications Corp, Cl A	13,667	72
Ethan Allen Interiors Inc	8,200	182
Express Inc *	18,800	211
Extended Stay America Inc	700	14
Fiesta Restaurant Group Inc *	8,252	237
Five Below Inc *	2,603	303
Foot Locker Inc	2,802	138
Fossil Group Inc *(A)	1,102	25
Fox Factory Holding Corp *	26,112	1,725
G-III Apparel Group Ltd *	6,920	315
Graham Holdings Co, Cl B	348	196
Group 1 Automotive Inc	3,900	301
Guess? Inc	405	10
H&R Block Inc	805	22
Haverty Furniture Cos Inc	22,121	489
Hibbett Sports Inc *	4,612	95
Hudson Ltd, Cl A *	35,505	731
Hyatt Hotels Corp, Cl A	128	10
ILG Inc	359	12
iRobot Corp *(A)	3,183	361
Jack in the Box Inc	17,845	1,617
Johnson Outdoors Inc, Cl A	1,440	146
K12 Inc *	14,283	237
Kimball International Inc, Cl B	2,647	46
Kirkland’s Inc *	501	5
Kohl’s Corp	2,805	222
Lands’ End Inc *	1,256	32
La-Z-Boy Inc, Cl Z	11,100	369
M/I Homes Inc *	1,786	46
Madison Square Garden Co/The, Cl A *	27	8
Malibu Boats Inc, Cl A *	5,667	273
Marcus Corp/The	7,745	314
MDC Holdings Inc	14,200	450
Meredith Corp (A)	12,280	634
Meritage Homes Corp *	6,200	268
Michael Kors Holdings Ltd *	4,545	330
Modine Manufacturing Co *	23,081	389
Monarch Casino & Resort Inc *	1,085	51
Movado Group Inc	548	23
MSG Networks Inc *	1,384	34
National CineMedia Inc	2,822	26
Nautilus Inc *	24,600	360
Nutrisystem Inc (A)	15,150	561
Office Depot Inc	80,900	271
Ollie’s Bargain Outlet Holdings Inc *(A)	17,401	1,516
Penn National Gaming Inc *	22,775	785
Perry Ellis International Inc *	2,023	56
Planet Fitness Inc, Cl A *	39,108	2,009
PlayAGS Inc *	38,360	1,229
Ralph Lauren Corp, Cl A	588	78

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
RCI Hospitality Holdings Inc	5,139	$167
Red Robin Gourmet Burgers Inc *	840	35
RH *(A)	1,859	296
Rocky Brands Inc	3,232	97
Roku Inc, Cl A *(A)	5,749	342
Sally Beauty Holdings Inc *(A)	24,000	370
SeaWorld Entertainment Inc *	12,576	369
Shoe Carnival Inc (A)	13,944	620
Six Flags Entertainment Corp (A)	10,210	690
Skechers U.S.A. Inc, Cl A *	1,535	45
Sonic Automotive Inc, Cl A	16,000	344
Stitch Fix Inc, Cl A *(A)	9,548	387
Stoneridge Inc *	16,713	500
Strategic Education Inc	7,700	1,069
Taylor Morrison Home Corp, Cl A *	414	8
Texas Roadhouse Inc, Cl A	12,625	870
Tilly’s Inc, Cl A *	12,984	305
TopBuild Corp *	8,021	500
Tower International Inc	26,458	894
Town Sports International Holdings Inc *	627	6
Turtle Beach Corp *(A)	9,156	210
Urban Outfitters Inc *	5,573	259
Vera Bradley Inc *	7,948	116
William Lyon Homes, Cl A *	16,493	323
Williams-Sonoma Inc (A)	11,700	822
Wingstop Inc (A)	5,205	348
Wolverine World Wide Inc	19,480	763
World Wrestling Entertainment Inc, Cl A (A)	2,908	254
ZAGG *	16,309	264
Zumiez Inc *	1,524	47

		50,032

Consumer Staples — 2.6%
Central Garden & Pet Co, Cl A *(A)	55,238	2,087
Darling Ingredients Inc *	37,540	743
Freshpet Inc *(A)	10,160	377
Herbalife Nutrition Ltd *	1,260	71
Hostess Brands Inc, Cl A *	83,685	984
Ingles Markets Inc, Cl A	7,500	270
Ingredion Inc	1,270	128
J&J Snack Foods Corp	5,710	831
Lamb Weston Holdings Inc	4,307	291
Medifast Inc	1,039	238
MGP Ingredients Inc	108	8
Nu Skin Enterprises Inc, Cl A	656	52
Pinnacle Foods Inc	1,447	96
Sanderson Farms Inc (A)	6,700	709
Seaboard Corp	27	100
Simply Good Foods Co/The *(A)	19,510	351
SpartanNash Co	36,961	789
SUPERVALU Inc *	6,642	214
US Foods Holding Corp *	6,179	201

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
USANA Health Sciences Inc *	1,982	$262
Village Super Market Inc, Cl A (A)	13,200	385
Weis Markets Inc (A)	6,200	289

		9,476

Energy — 4.6%
Abraxas Petroleum Corp *	22,620	51
Antero Resources Corp *	3,926	73
Apergy Corp *	1,074	49
Arch Coal Inc (A)	3,779	335
Archrock Inc	54,155	685
Bonanza Creek Energy Inc *	9,681	300
C&J Energy Services Inc *	20,996	440
Callon Petroleum Co *	79,307	896
Carrizo Oil & Gas Inc *	52,744	1,277
CNX Resources Corp *	10,287	164
Delek US Holdings Inc	18,225	993
Denbury Resources Inc *	103,900	579
Energen Corp *	1,209	94
Exterran Corp *	721	20
Extraction Oil & Gas Inc *(A)	35,190	406
Forum Energy Technologies Inc *	40,485	484
Gulfport Energy Corp *	3,180	37
Halcon Resources Corp *(A)	93,432	428
Helmerich & Payne Inc	287	19
HollyFrontier Corp	4,594	342
Keane Group Inc *	5,312	65
Kosmos Energy Ltd *	5,646	51
Laredo Petroleum *	16,825	139
Matrix Service Co *	6,219	130
McDermott International Inc *(A)	17,733	343
Midstates Petroleum Co Inc *	12,852	149
Murphy Oil Corp	4,351	134
NACCO Industries Inc, Cl A	521	18
Newfield Exploration Co *	5,428	148
Newpark Resources Inc *	58,080	610
Northern Oil and Gas Inc *	4,763	16
Ocean Rig UDW Inc, Cl A *	4,381	119
Overseas Shipholding Group Inc, Cl A *	23,248	80
Par Pacific Holdings Inc *	19,167	389
Patterson-UTI Energy Inc	4,360	75
PBF Energy Inc, Cl A	22,276	1,157
PDC Energy Inc *	15,170	799
Peabody Energy Corp	5,948	246
Pioneer Energy Services Corp *	5,182	17
QEP Resources Inc *	3,695	37
Range Resources Corp (A)	40,698	668
Renewable Energy Group Inc *(A)	37,167	1,002
REX American Resources Corp *	222	18
SandRidge Energy Inc *	759	12
Solaris Oilfield Infrastructure Inc, Cl A *(A)	33,405	575
Southwestern Energy Co *	9,567	54

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
SRC Energy Inc *	50,800	$473
Ultra Petroleum Corp *	26,462	35
VAALCO Energy Inc *	30,600	74
W&T Offshore Inc *	23,421	159
Whiting Petroleum Corp *	1,559	79
WildHorse Resource Development Corp *	3,008	65
WPX Energy Inc *	69,593	1,327

		16,935

Financials — 16.0%
1st Source Corp	4,363	244
AG Mortgage Investment Trust Inc ‡	14,400	271
AGNC Investment Corp ‡	6,097	116
Ambac Financial Group Inc *	19,601	414
American Equity Investment Life Holding Co	10,900	404
American Financial Group Inc/OH	2,821	314
American National Insurance Co	1,300	167
AmTrust Financial Services Inc *(A)	8,800	128
Apollo Commercial Real Estate Finance Inc ‡(A)	18,100	352
Apollo Investment Corp	51,100	283
Argo Group International Holdings Ltd	1,231	78
ARMOUR Residential Inc ‡(A)	17,100	402
Associated Banc-Corp	14,100	384
Assured Guaranty Ltd	3,470	141
Atlantic Capital Bancshares Inc *	479	9
Axis Capital Holdings Ltd	1,128	65
Banc of California Inc (A)	22,015	444
BancFirst Corp	2,448	156
Banco Latinoamericano de Comercio Exterior SA, Cl E	13,600	281
Bank of Marin Bancorp	1,666	147
BankUnited Inc	19,300	749
Banner Corp	12,995	836
Berkshire Hills Bancorp Inc (A)	10,300	435
BlackRock Capital Investment Corp	33,900	213
Blackstone Mortgage Trust Inc, Cl A ‡	526	18
Blucora Inc *	3,162	114
Boston Private Financial Holdings Inc	43,940	635
Brighthouse Financial Inc *	1,724	72
Brown & Brown Inc	3,965	121
Bryn Mawr Bank Corp	912	45
Camden National Corp	13,793	631
Carolina Financial Corp	2,694	111
Cathay General Bancorp	16,200	685
Central Pacific Financial Corp	6,116	173
Chimera Investment Corp ‡	2,920	54
City Holding Co	1,326	108
CNO Financial Group Inc	63,045	1,362
CoBiz Financial Inc	24,307	560
Commerce Bancshares Inc/MO	1,182	84
Community Trust Bancorp Inc	10,974	542

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Credit Acceptance Corp *	571	$261
Curo Group Holdings Corp *	11,868	366
Customers Bancorp Inc *	13,928	344
CVB Financial Corp (A)	22,900	551
Dime Community Bancshares Inc	24,860	451
Dynex Capital Inc ‡	39,900	256
eHealth Inc *	10,260	300
Employers Holdings Inc	4,841	222
Enstar Group Ltd *	192	41
Enterprise Financial Services Corp	3,718	209
Equity Bancshares Inc, Cl A *	561	23
Erie Indemnity Co, Cl A	145	18
Evercore Inc, Cl A	9,815	1,042
Everest Re Group Ltd	1,185	264
FB Financial Corp	968	43
Federal Agricultural Mortgage Corp, Cl C	9,261	714
Federated Investors Inc, Cl B	16,200	375
FedNat Holding Co	1,181	31
Fidelity Southern Corp	11,046	268
Financial Institutions Inc	12,623	408
First American Financial Corp	3,016	172
First Bancorp/Southern Pines NC	1,296	54
First Bancshares Inc/The	537	22
First Busey Corp	13,239	424
First Business Financial Services Inc	9,400	208
First Citizens BancShares Inc/NC, Cl A	623	296
First Commonwealth Financial Corp	23,400	392
First Defiance Financial Corp	18,390	588
First Financial Corp/IN	3,285	169
First Interstate BancSystem Inc, Cl A	9,000	418
First Merchants Corp	820	39
First of Long Island Corp/The	1,371	30
Flagstar Bancorp Inc *	11,300	374
Flushing Financial Corp	18,522	480
FNB Corp/PA (Pennsylvania)	82,173	1,105
Fulton Financial Corp	12,900	235
Genworth Financial Inc, Cl A *	14,915	69
Glacier Bancorp Inc (A)	16,970	775
Great Southern Bancorp Inc	3,060	181
Great Western Bancorp Inc	9,500	414
Green Dot Corp, Cl A *	3,588	307
Guaranty Bancorp	1,022	32
Hancock Whitney Corp	21,830	1,125
Hanmi Financial Corp	17,884	467
Hanover Insurance Group Inc/The	11,104	1,360
Health Insurance Innovations Inc, Cl A *(A)	6,583	348
Heartland Financial USA Inc	699	43
Heritage Commerce Corp	5,002	79
Heritage Insurance Holdings Inc (A)	23,100	338
Home BancShares Inc/AR	69,916	1,637
HomeStreet Inc *	3,625	107
Hope Bancorp Inc	39,000	683

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Horizon Bancorp Inc/IN	2,536	$52
IBERIABANK Corp	14,450	1,252
Independent Bank Corp/MI	28,797	719
International Bancshares Corp	256	12
Investment Technology Group Inc	1,332	29
Lakeland Bancorp Inc	14,705	284
Lakeland Financial Corp	1,015	50
Legg Mason Inc	11,000	343
Maiden Holdings Ltd	21,600	82
MB Financial Inc	1,150	56
Mercantile Bank Corp	11,714	415
MFA Financial Inc ‡	5,498	42
MGIC Investment Corp *	12,024	153
MTGE Investment Corp ‡	29,500	578
National Bank Holdings Corp, Cl A	16,585	666
National Western Life Group Inc, Cl A	331	108
Nelnet Inc, Cl A	6,700	386
New Residential Investment Corp ‡	4,598	85
New York Mortgage Trust Inc ‡(A)	57,400	367
OceanFirst Financial Corp	22,100	645
OFG Bancorp (A)	21,400	347
Old National Bancorp/IN	21,200	430
Old Republic International Corp	616	14
Oppenheimer Holdings Inc, Cl A	4,971	155
Oritani Financial Corp	1,305	21
Peapack Gladstone Financial Corp	3,278	110
PennantPark Investment Corp	55,400	431
PennyMac Financial Services Inc, Cl A *	1,943	41
PennyMac Mortgage Investment Trust ‡	14,000	280
PJT Partners Inc	4,528	262
Popular Inc	15,506	781
Prospect Capital Corp (A)	43,500	326
QCR Holdings Inc	3,960	172
Radian Group Inc	47,959	975
Regional Management Corp *	12,985	433
Reinsurance Group of America Inc, Cl A	898	128
RenaissanceRe Holdings Ltd	716	95
Renasant Corp	17,405	813
Republic Bancorp Inc/KY, Cl A	8,500	413
S&T Bancorp Inc	516	24
Safety Insurance Group Inc	816	79
Sandy Spring Bancorp Inc	17,488	682
Santander Consumer USA Holdings Inc	935	20
Seacoast Banking Corp of Florida *	25,900	819
Selective Insurance Group Inc	17,305	1,111
Starwood Property Trust Inc ‡	4,538	100
State Bank Financial Corp	23,868	778
Sterling Bancorp/DE	43,370	991
Stewart Information Services Corp	810	36
Stifel Financial Corp	6,930	387
Stock Yards Bancorp Inc	503	20
Synovus Financial Corp	3,248	163

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
TCF Financial Corp	40,109	$1,017
Tompkins Financial Corp	232	20
Torchmark Corp	4,459	392
TPG Specialty Lending Inc (A)	20,900	419
TriCo Bancshares	9,509	370
Triumph Bancorp Inc *	1,611	68
TrustCo Bank Corp NY	13,132	122
Two Harbors Investment Corp ‡	22,310	349
Umpqua Holdings Corp	28,565	611
United Community Banks Inc/GA	41,546	1,261
United Financial Bancorp Inc	19,769	351
United Fire Group Inc	255	13
Universal Insurance Holdings Inc	11,759	524
Univest Corp of Pennsylvania	336	10
Voya Financial Inc	2,884	144
Washington Federal Inc	11,700	399
Washington Trust Bancorp Inc	145	9
Waterstone Financial Inc	7,806	132
WesBanco Inc	5,500	271
Western Alliance Bancorp *	15,150	873
Wintrust Financial Corp	21,398	1,895
WSFS Financial Corp	17,980	877
Zions Bancorporation	660	35

		59,429

Health Care — 15.1%
Acadia Healthcare Co Inc *	18,813	781
Acorda Therapeutics Inc *	1,584	46
Agios Pharmaceuticals Inc *(A)	5,410	437
AMAG Pharmaceuticals Inc *	45,842	1,119
Amedisys Inc *	1,870	234
AngioDynamics Inc *	520	12
ANI Pharmaceuticals Inc *	9,800	570
Arbutus Biopharma Corp *	25,668	234
Array BioPharma Inc *	31,350	488
AtriCure Inc *	10,990	380
Avanos Medical Inc *	5,036	363
AxoGen Inc *	4,923	216
Bio-Rad Laboratories Inc, Cl A *	481	156
Bio-Techne Corp	1,804	347
BioTelemetry Inc *	25,945	1,603
Blueprint Medicines Corp *	4,455	342
Bruker Corp	3,632	129
Cantel Medical Corp	3,344	324
CareDx Inc *	5,458	133
Cellectis SA ADR *	8,315	245
Cerus Corp *	1,245	10
Civitas Solutions Inc *	2,427	39
Concert Pharmaceuticals Inc *	1,983	31
CONMED Corp	19,762	1,589
Cross Country Healthcare Inc *	3,744	37
CryoLife Inc *	8,779	305

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Deciphera Pharmaceuticals Inc *	6,106	$226
Dynavax Technologies Corp *(A)	15,000	208
Encompass Health Corp	19,554	1,595
Ensign Group Inc/The	6,544	256
Envision Healthcare Corp *	500	23
Exact Sciences Corp *(A)	19,775	1,481
Genomic Health Inc *	6,804	416
Haemonetics Corp *	3,711	414
HealthEquity Inc *	3,966	374
Heron Therapeutics Inc *	6,962	268
Hill-Rom Holdings Inc	191	19
HMS Holdings Corp *	11,773	377
ICU Medical Inc *	1,101	337
Immunomedics Inc *(A)	31,799	851
Innoviva Inc *	17,600	256
Inogen Inc *	7,563	2,003
Inspire Medical Systems Inc *(A)	7,496	412
Insulet Corp *	18,915	1,972
Integer Holdings Corp *	28,267	2,258
Integra LifeSciences Holdings Corp *	18,353	1,091
iRhythm Technologies Inc *	3,876	361
Jazz Pharmaceuticals PLC *	1,435	245
K2M Group Holdings Inc *	31,482	861
Lannett Co Inc *(A)	15,700	84
Lantheus Holdings Inc *	9,480	153
LHC Group Inc *	3,719	368
LifePoint Health Inc *	9,400	605
Ligand Pharmaceuticals Inc *(A)	11,791	3,062
LivaNova PLC *	985	124
Loxo Oncology Inc *(A)	5,011	847
Luminex Corp	2,611	74
Madrigal Pharmaceuticals Inc *(A)	1,202	287
Magellan Health Inc *	9,897	727
Masimo Corp *	2,961	349
Medidata Solutions Inc *(A)	17,690	1,503
MEDNAX Inc *	2,504	119
Medpace Holdings Inc *	18,822	1,125
Meridian Bioscience Inc	3,669	58
Merit Medical Systems Inc *	13,205	777
Mirati Therapeutics Inc *(A)	5,888	333
Myriad Genetics Inc *	8,807	438
Natera Inc *	12,885	356
National HealthCare Corp	489	38
NeoGenomics Inc *	65,825	912
Novocure Ltd *	8,899	401
Omnicell Inc *	42,109	2,895
Orthofix Medical Inc *	3,063	164
Owens & Minor Inc	9,100	154
Patterson Cos Inc (A)	10,700	241
Phibro Animal Health Corp, Cl A	6,551	309
PRA Health Sciences Inc *	15,190	1,604
QIAGEN NV *	3,716	145

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Quality Systems Inc *	17,909	$410
Quidel Corp *	22,190	1,706
Reata Pharmaceuticals Inc, Cl A *	5,132	443
REGENXBIO Inc *	3,053	215
Repligen Corp *	7,064	388
Retrophin Inc *	16,860	534
Sarepta Therapeutics Inc *(A)	2,173	300
Sientra Inc *	48,516	1,219
STAAR Surgical Co *	7,129	340
STERIS PLC	95	11
Supernus Pharmaceuticals Inc *	13,139	582
Tabula Rasa HealthCare Inc *	3,371	296
Tactile Systems Technology Inc *(A)	5,984	405
Tandem Diabetes Care Inc *	9,173	419
Teladoc Health Inc *(A)	23,964	1,858
Triple-S Management Corp, Cl B *	7,858	171
United Therapeutics Corp *	2,421	298
Utah Medical Products Inc	660	60
Verastem Inc *(A)	34,992	348
ViewRay Inc *	22,597	228
Viking Therapeutics Inc *	26,983	353
WellCare Health Plans Inc *	871	264
Zogenix Inc *	4,962	240

		55,814

Industrials — 12.9%
AAR Corp	1,260	59
ACCO Brands Corp	33,500	415
Acuity Brands Inc	4,695	718
Aerovironment Inc *	4,587	403
AGCO Corp	153	9
Air Lease Corp, Cl A	13,700	633
Air Transport Services Group Inc *	37,500	763
Aircastle Ltd	26,613	557
Alamo Group Inc	164	16
Alaska Air Group Inc	3,400	229
Albany International Corp, Cl A	4,273	330
Allison Transmission Holdings Inc, Cl A	6,859	341
American Railcar Industries Inc (A)	5,600	257
Apogee Enterprises Inc	19,166	943
ArcBest Corp	9,000	433
ASGN Inc *	25,233	2,336
Atlas Air Worldwide Holdings Inc *	7,700	469
BMC Stock Holdings Inc *	1,355	30
Brady Corp, Cl A	23,167	937
Briggs & Stratton Corp	21,100	425
Brink’s Co/The	12,995	976
Builders FirstSource Inc *	17,400	272
CBIZ Inc *	1,003	24
Chart Industries Inc *	3,108	235
Continental Building Products Inc *	16,881	630
Covenant Transportation Group Inc, Cl A *	3,121	93

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CRA International Inc	4,917	$281
Crane Co	621	57
Curtiss-Wright Corp	1,147	154
Deluxe Corp	7,700	456
Ducommun Inc *	2,939	120
Dun & Bradstreet Corp/The	982	140
Dycom Industries Inc *	6,208	521
EMCOR Group Inc	10,874	871
Encore Wire Corp	466	23
Ennis Inc	32,728	713
Esterline Technologies Corp *	934	80
Exponent Inc	21,410	1,121
Fortress Transportation & Infrastructure Investors LLC (B)	64,362	1,165
FTI Consulting Inc *	4,102	313
GATX Corp (A)	7,693	650
Genco Shipping & Trading Ltd *	3,399	47
Global Brass & Copper Holdings Inc	18,882	728
GMS Inc *	6,164	153
Gorman-Rupp Co/The	1,975	72
GrafTech International Ltd (A)	35,407	654
Granite Construction Inc	11,490	525
Hawaiian Holdings Inc	14,200	589
HD Supply Holdings Inc *	2,257	103
Herman Miller Inc	10,600	406
Hub Group Inc, Cl A *	320	17
Huntington Ingalls Industries Inc	957	234
Hyster-Yale Materials Handling Inc	4,894	302
ICF International Inc	8,616	704
Interface Inc, Cl A	26,231	618
ITT Inc	10,690	632
JetBlue Airways Corp *	28,663	547
John Bean Technologies Corp	9,235	1,093
Kelly Services Inc, Cl A	21,900	552
KLX Inc *	846	62
Korn/Ferry International	5,816	390
ManpowerGroup Inc	2,649	248
Marten Transport Ltd	2,558	56
MasTec Inc *	21,811	955
Matson Inc	13,630	509
Meritor Inc *	28,400	615
Milacron Holdings Corp *	637	14
Moog Inc, Cl A	8,053	635
MRC Global Inc *	16,360	337
National Presto Industries Inc	315	42
Nexeo Solutions Inc *	34,847	349
Northwest Pipe Co *	16,890	305
NV5 Global Inc *	9,465	837
nVent Electric PLC	5,652	159
Oshkosh Corp	2,785	196
Park-Ohio Holdings Corp	7,900	327
PGT Innovations Inc *	13,080	318

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Primoris Services Corp	4,675	$117
Proto Labs Inc *	9,680	1,505
Quad/Graphics Inc, Cl A	21,039	479
Quanta Services Inc *	1,065	37
Resources Connection Inc	1,126	19
Rexnord Corp *	17,615	511
Rush Enterprises Inc, Cl A	1,277	55
Ryder System Inc	476	37
Saia Inc *	12,078	957
Simpson Manufacturing Co Inc	13,416	1,030
SiteOne Landscape Supply Inc *(A)	7,725	698
SkyWest Inc	7,200	470
SP Plus Corp *	8,402	327
Sparton Corp *	526	7
Standex International Corp	271	29
Steelcase Inc, Cl A	23,300	340
Teledyne Technologies Inc *	612	145
Terex Corp	2,409	93
Tetra Tech Inc	5,027	351
Trex Co Inc *	4,537	384
UniFirst Corp/MA	6,423	1,190
USA Truck Inc *	3,133	69
USG Corp *	1,501	65
Vectrus Inc *	8,561	281
Viad Corp	1,328	82
Vicor Corp *	5,497	343
VSE Corp	826	32
Wabash National Corp (A)	28,900	527
WageWorks Inc *	28,354	1,517
Watts Water Technologies Inc, Cl A	8,398	692
WESCO International Inc *	1,815	111
Willscot Corp, Cl A *	43,677	762
XPO Logistics Inc *	4,795	511
YRC Worldwide Inc *	62,927	602

		47,903

Information Technology — 16.8%
2U Inc *(A)	7,810	698
3D Systems Corp *(A)	14,587	297
Acxiom Corp *	53,249	2,433
Advanced Energy Industries Inc *	7,000	417
Alarm.com Holdings Inc *(A)	6,224	350
Alpha & Omega Semiconductor Ltd *	10,165	144
Altair Engineering Inc, Cl A *	28,305	1,182
Alteryx Inc, Cl A *	5,050	293
Amkor Technology Inc *	59,009	515
Appfolio Inc, Cl A *	4,384	374
Arrow Electronics Inc *	300	23
Aspen Technology Inc *	5,137	593
Avnet Inc	15,980	773
AVX Corp	835	18
Axcelis Technologies Inc *	2,556	52

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Bel Fuse Inc, Cl B	10,088	$289
Belden Inc (A)	14,360	1,044
Benchmark Electronics Inc	6,400	165
Blackline Inc *	12,495	659
Booz Allen Hamilton Holding Corp, Cl A	20,645	1,056
Bottomline Technologies DE Inc *	6,500	429
Box Inc, Cl A *	31,644	777
Brooks Automation Inc	8,913	351
CACI International Inc, Cl A *	2,419	472
CalAmp Corp *	42,261	993
Carbonite Inc *	8,359	347
ChannelAdvisor Corp *	1,850	24
Ciena Corp *	48,922	1,545
Cirrus Logic Inc *	206	9
Cohu Inc	18,100	477
Comtech Telecommunications Corp	10,808	387
Control4 Corp *	8,782	285
Convergys Corp	1,268	31
Cornerstone OnDemand Inc *	25,096	1,419
Coupa Software Inc *	9,087	652
CSG Systems International Inc	9,300	347
CTS Corp	443	16
DHI Group Inc *	37,500	81
Diodes Inc *	9,531	361
eGain Corp *	6,686	96
Electro Scientific Industries Inc *(A)	1,661	36
EMCORE Corp *	108	1
Entegris Inc	12,355	419
EPAM Systems Inc *	1,687	241
Etsy Inc *	9,645	470
Everbridge Inc *	32,235	1,941
EVERTEC Inc	6,868	165
Fabrinet *	10,200	488
Fair Isaac Corp *	1,718	397
FireEye Inc *	110,099	1,828
First Solar Inc *	3,508	183
Five9 Inc *	32,566	1,565
FLIR Systems Inc	3,610	227
Genpact Ltd	715	22
Glu Mobile Inc *	43,000	331
Hackett Group Inc/The	20,127	412
HubSpot Inc *	2,131	306
Inphi Corp *(A)	17,788	659
Insight Enterprises Inc *	2,846	157
InterXion Holding NV *	18,820	1,241
j2 Global Inc	10,610	876
Jabil Inc	7,216	213
Keysight Technologies Inc *	2,479	161
Kimball Electronics Inc *	4,123	82
Kulicke & Soffa Industries Inc	27,500	709
Leidos Holdings Inc	888	63
Limelight Networks Inc *	46,160	234

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Littelfuse Inc	1,910	$427
LivePerson Inc *	14,653	394
LogMeIn Inc	199	17
ManTech International Corp/VA, Cl A	1,715	114
Marvell Technology Group Ltd	12,258	254
MAXIMUS Inc	9,196	612
Mercury Systems Inc *	18,360	1,001
Methode Electronics Inc	9,400	373
MicroStrategy Inc, Cl A *	636	95
MINDBODY Inc, Cl A *	6,415	238
MoneyGram International Inc *	30,483	198
MongoDB Inc, Cl A *(A)	4,248	306
Monolithic Power Systems Inc	8,725	1,308
Monotype Imaging Holdings Inc	7,070	146
Novanta Inc *	21,487	1,646
NVE Corp	312	35
Park Electrochemical Corp	1,398	30
Paylocity Holding Corp *	4,507	358
PC Connection Inc	1,369	54
Perficient Inc *	37,487	1,077
Perspecta Inc	1,948	45
Photronics Inc *	11,671	125
Proofpoint Inc *	11,284	1,339
Pure Storage Inc, Cl A *	12,896	346
Q2 Holdings Inc *	14,035	874
QAD Inc, Cl A	1,022	62
Rapid7 Inc *	8,058	307
Ribbon Communications Inc *	7,217	50
RingCentral Inc, Cl A *	23,667	2,205
Rosetta Stone Inc *	670	11
Rudolph Technologies Inc *	3,849	107
SailPoint Technologies Holding Inc *	10,217	316
Sanmina Corp *	18,100	557
ScanSource Inc *	9,419	383
Semtech Corp *	19,729	1,179
SPS Commerce Inc *	3,544	348
Switch Inc, Cl A	52,788	610
Sykes Enterprises Inc *	19,259	582
SYNNEX Corp	483	47
Syntel Inc *	42	2
Systemax Inc	5,036	184
Tech Data Corp *	8,801	640
Teradyne Inc	3,345	138
Trade Desk Inc/The, Cl A *(A)	2,652	376
Travelport Worldwide Ltd	9,081	169
TTM Technologies Inc *	28,300	529
Twilio Inc, Cl A *	4,278	345
Tyler Technologies Inc *	2,134	527
Ultra Clean Holdings Inc *	19,696	301
Upland Software Inc *	13,555	505
USA Technologies Inc *	55,058	895
Varonis Systems Inc *	14,095	1,042

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Verint Systems Inc *	6,664	$324
Viavi Solutions Inc *	74,725	837
Vishay Intertechnology Inc	23,300	555
Vishay Precision Group Inc *	10,763	466
Web.com Group Inc *	14,000	391
Xcerra Corp *	95	1
Xerox Corp	1,477	41
XO Group Inc *	2,496	75
Yelp Inc, Cl A *	7,381	348
Yext Inc *(A)	14,218	353
Zendesk Inc *	13,828	953
Zynga Inc, Cl A *	20,350	85

		62,159

Materials — 3.6%
AdvanSix Inc *	6,400	217
Alcoa Corp *	1,306	58
Bemis Co Inc	1,257	62
Boise Cascade Co	9,407	411
Cabot Corp	9,533	619
Carpenter Technology Corp	13,415	800
Clearwater Paper Corp *	5,600	163
Domtar Corp	9,600	489
Ferroglobe *(C)	55,400	—
FutureFuel Corp	15,332	227
Hawkins Inc	560	23
Huntsman Corp	1,147	35
Ingevity Corp *	14,845	1,499
Innophos Holdings Inc	294	13
Koppers Holdings Inc *	231	8
Kraton Corp *	185	9
Kronos Worldwide Inc	24,400	491
Louisiana-Pacific Corp	20,913	610
Materion Corp	4,432	283
Minerals Technologies Inc	8,847	594
Owens-Illinois Inc *	19,700	348
PH Glatfelter Co	12,600	242
PolyOne Corp	15,550	657
Reliance Steel & Aluminum Co	2,321	204
Schnitzer Steel Industries Inc, Cl A	14,200	374
Schweitzer-Mauduit International Inc	8,200	334
Sensient Technologies Corp	9,365	665
Silgan Holdings Inc	37,238	1,015
Sonoco Products Co	458	26
Steel Dynamics Inc	3,993	183
Stepan Co	3,447	307
SunCoke Energy Inc *	5,878	66
Tredegar Corp	2,251	49
Trinseo SA	13,474	1,039
United States Steel Corp	4,115	122
US Concrete Inc *	12,210	589
Valhi Inc	8,099	27

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Verso Corp *	9,728	$305
Warrior Met Coal Inc	9,503	229

		13,392

Real Estate — 5.9%
Acadia Realty Trust ‡	31,700	904
Agree Realty Corp ‡	11,401	651
Alexander’s Inc ‡	373	135
American Assets Trust Inc ‡	20,727	819
Apartment Investment & Management Co, Cl A ‡	519	23
Apple Hospitality Inc ‡	1,068	19
Armada Hoffler Properties Inc ‡	2,863	45
Ashford Hospitality Trust Inc ‡	51,500	334
Braemar Hotels & Resorts Inc ‡	4,219	49
Brixmor Property Group Inc ‡	5,973	109
Camden Property Trust ‡	4,743	451
CareTrust Inc ‡	1,114	21
CatchMark Timber Trust Inc, Cl A ‡	1,942	24
CBL & Associates Properties Inc ‡(A)	25,200	112
Cedar Realty Trust Inc	3,575	16
Chatham Lodging Trust ‡	19,300	414
City Office Inc ‡	3,069	40
Columbia Property Trust Inc ‡	30,410	732
CoreCivic Inc ‡	1,620	42
CorEnergy Infrastructure Trust Inc ‡(A)	10,900	408
CoreSite Realty Corp ‡	5,200	606
CubeSmart ‡	273	8
DDR Corp ‡	19,600	274
DiamondRock Hospitality Co ‡	31,700	379
Douglas Emmett Inc ‡	508	20
Duke Realty Corp ‡	2,305	66
Education Realty Trust Inc *‡	21,696	898
Equity Commonwealth *‡	27,620	885
First Industrial Realty Trust Inc ‡	1,469	48
Forest City Realty Trust Inc, Cl A *‡	3,867	97
Four Corners Property Trust Inc ‡	12,996	350
Franklin Street Properties Corp ‡	29,200	250
Gaming and Leisure Properties Inc ‡	2,377	85
GEO Group Inc/The ‡	1,551	39
Getty Realty Corp ‡	22,932	667
Government Properties Income Trust ‡	15,600	264
Gramercy Property Trust ‡	2,294	63
Healthcare Realty Trust Inc ‡	24,775	767
Hersha Hospitality Trust, Cl A ‡	18,000	425
Highwoods Properties Inc ‡	13,809	687
Hospitality Properties Trust ‡	15,803	458
Howard Hughes Corp/The *	319	42
Hudson Pacific Properties Inc ‡	249	8
Infra Inc ‡	2,462	51
Innovative Industrial Properties Inc, Cl A (A)	772	35
iStar Inc ‡	6,801	76

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
JBG SMITH Properties ‡	529	$20
Jernigan Capital Inc ‡	14,200	284
Jones Lang LaSalle Inc	1,731	264
Kilroy Realty Corp ‡	702	51
LaSalle Hotel Properties ‡	1,970	69
Liberty Property Trust ‡	6,143	269
Life Storage Inc ‡	136	13
Macerich Co/The ‡	369	22
Mack-Cali Realty Corp ‡	11,600	253
MedEquities Realty Trust Inc ‡	9,678	104
Medical Properties Trust Inc ‡	59,399	894
Monmouth Real Estate Investment Corp, Cl A ‡	2,339	41
New Senior Investment Group Inc ‡	22,900	145
NexPoint Residential Trust Inc ‡	2,159	70
NorthStar Realty Europe Corp ‡	610	8
One Liberty Properties Inc ‡	1,297	37
Outfront Media Inc ‡	3,972	79
Park Hotels & Resorts Inc ‡	2,461	82
Pebblebrook Hotel Trust ‡(A)	17,189	664
Piedmont Office Realty Trust Inc, Cl A ‡	19,410	385
Preferred Apartment Communities Inc, Cl A ‡	20,200	360
Prologis Inc ‡	1,545	104
PS Business Parks Inc ‡	75	10
Rayonier Inc ‡	6,577	229
RE/MAX Holdings Inc, Cl A	160	8
Regency Centers Corp ‡	143	9
Retail Properties of America Inc, Cl A ‡	11,036	140
Retail Value Inc *	1,960	70
Rexford Industrial Realty Inc ‡	23,330	758
Sabra Health Care ‡	16,600	391
Select Income ‡	20,347	418
Senior Housing Properties Trust ‡	1,458	28
Summit Hotel Properties Inc ‡	27,500	378
Sun Communities Inc ‡	2,377	245
Sunstone Hotel Investors Inc ‡	41,400	695
Terreno Realty Corp ‡	19,405	745
Tier Inc ‡	4,954	118
Uniti Group Inc ‡	8,000	167
Urstadt Biddle Properties Inc, Cl A ‡	3,918	89
VICI Properties Inc ‡	3,878	81
Weingarten Realty Investors ‡	2,379	74
Xenia Hotels & Resorts Inc ‡	4,897	119

		21,886

Telecommunication Services — 1.0%
Boingo Wireless Inc *	46,190	1,528
Cincinnati Bell Inc *	30,155	392
Iridium Communications Inc *(A)	20,791	421
Vonage Holdings Corp *	101,249	1,436

		3,777

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Utilities — 2.3%
ALLETE Inc	8,510	$639
American States Water Co	4,398	266
Atmos Energy Corp	1,144	105
Avista Corp	997	51
Chesapeake Utilities Corp	484	42
Connecticut Water Service Inc	779	53
El Paso Electric Co	11,160	684
Evergy Inc	2,654	151
Hawaiian Electric Industries Inc	7,081	250
IDACORP Inc	7,376	722
MGE Energy Inc	1,032	67
Middlesex Water Co	1,811	83
National Fuel Gas Co	421	23
NorthWestern Corp	18,602	1,115
NRG Energy Inc	3,868	137
OGE Energy Corp	753	28
ONE Gas Inc	10,634	835
Pinnacle West Capital Corp	1,054	83
Portland General Electric Co	17,021	790
SCANA Corp	2,027	78
SJW Group	720	42
South Jersey Industries Inc (A)	17,690	587
Southwest Gas Holdings Inc	8,540	660
UGI Corp	9,006	487
Unitil Corp	4,936	249
Vectren Corp	1,427	102
Vistra Energy Corp *	10,360	245

		8,574

Total Common Stock (Cost $267,507) ($ Thousands)		349,377

	Number of Rights

RIGHTS — 0.0%
Allos Therapeutics ‡‡	81,300	–
Dyax CVR, Expires 12/31/2019	1,964	8
Kinder Morgan Escrow *‡‡	69,896	–
Media General Inc CVR ‡‡(C)	1,155	–

Total Rights (Cost $—) ($ Thousands)		8

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	9

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Small Cap Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CONVERTIBLE BOND — 0.0%
EBHI Holdings
5.250%, 04/01/2014 (C)(D)	$2,856	$–

Total Convertible Bond (Cost $445) ($ Thousands)		–

	Shares

AFFILIATED PARTNERSHIP — 9.2%
SEI Liquidity Fund, L.P.
2.050% **†(E)	34,107,588	34,108

Total Affiliated Partnership (Cost $34,106) ($ Thousands)		34,108

CASH EQUIVALENT — 5.1%
SEI Daily Income Trust, Government Fund, Cl F
1.750%**†	19,016,898	19,017

(Cost $19,017) ($ Thousands)		19,017

Total Investments in Securities — 108.6% (Cost $321,075) ($ Thousands)		$402,510

A list of the open futures contracts held by the Fund at August 31, 2018, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Russell 2000 Index E-MINI	131	Sep-2018	$11,306	$11,401	$95

Percentages are based on Net Assets of $370,429 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of August 31, 2018.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

‡‡	Expiration date not available.

(A)	Certain securities or partial positions of certain securities are on loan at August 31, 2018. The total market value of securities on loan at August 31, 2018 was $33,945 ($ Thousands).

(B)	Security is a Master Limited Partnership. At August 31, 2018, such securities amounted to $1,165 ($ Thousands), or 0.3% of the net assets of the Fund.

(C)	Level 3 security in accordance with fair value hierarchy.

(D)	Security is in default on interest payment.

(E)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of August 31, 2018 was $34,108 ($ Thousands).

Cl — Class

LLC — Limited Liability Company

L.P. — Limited Partnership

Ltd. — Limited

PLC — Public Limited Company

The following is a list of the level of inputs used as of August 31, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$349,377	$–	$–	$349,377
Rights	–	8	–	8
Convertible Bond	–	–	–	–
Affiliated Partnership	–	34,108	–	34,108
Cash Equivalent	19,017	–	–	19,017

Total Investments in Securities	$368,394	$34,116	$–	$402,510

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$95	$–	$–	$95

Total Other Financial Instruments	$95	$–	$–	$95

(1) A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

* Futures contracts valued at the unrealized appreciation on the instrument.

10	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Small Cap Fund (Continued)

For the period ended August 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2018, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended August 31, 2018 ($ Thousands):

Security Description	Value 5/31/2018	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2018	Dividend Income
SEI Liquidity Fund, L.P.	$41,302	$ 22,920	$ (30,114)	$ —	$ —	$34,108	$ 44
SEI Daily Income Trust, Government Fund, CI F	14,209	32,906	(28,098)	—	—	19,017	52

Totals	$55,511	$ 55,826	$ (58,212)	$ —	$ —	$53,125	$ 96

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	11

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Small Cap II Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.1%
Consumer Discretionary — 14.3%
1-800-Flowers.com Inc, Cl A *	18,920	$228
Aaron’s Inc	565	28
Abercrombie & Fitch Co, Cl A	2,004	43
Acushnet Holdings Corp	1,712	46
American Eagle Outfitters Inc	26,661	692
American Public Education Inc *	9,890	344
America’s Car-Mart Inc/TX *	1,807	151
At Home Group Inc *	3,632	125
Bassett Furniture Industries Inc	2,546	59
Big Lots Inc (A)	125,227	5,391
Biglari Holdings Inc, Cl B *	498	98
BJ’s Restaurants Inc	10,118	766
Bloomin’ Brands Inc	68,395	1,320
Boot Barn Holdings Inc *(A)	18,832	564
Bright Horizons Family Solutions Inc *	5,893	704
Brinker International Inc (A)	2,073	92
Brunswick Corp/DE	1,995	133
Caleres Inc	545	22
Callaway Golf Co	50,476	1,151
Cambium Learning Group Inc *	8,324	111
Carriage Services Inc, Cl A	728	17
Carrols Restaurant Group Inc *	5,472	86
Carter’s Inc	16,855	1,785
Carvana Co, Cl A *(A)	9,749	631
Cato Corp/The, Cl A	4,249	91
Cavco Industries Inc *	3,020	741
Cheesecake Factory Inc/The (A)	81,755	4,347
Chegg Inc *(A)	22,040	714
Chico’s FAS Inc	8,613	79
Cinemark Holdings Inc (A)	20,551	767
Citi Trends Inc	14,508	449
Columbia Sportswear Co	3,781	343
Conn’s Inc *	14,009	574
Cooper Tire & Rubber Co (A)	44,165	1,274
Deckers Outdoor Corp *	6,584	802
Del Frisco’s Restaurant Group Inc *	57,286	541
Del Taco Restaurants Inc *	7,076	92
Denny’s Corp *	3,933	59
Dick’s Sporting Goods Inc	15,598	584
Dillard’s Inc, Cl A	306	24
DSW Inc, Cl A	5,300	176
El Pollo Loco Holdings Inc *	3,502	42
Eldorado Resorts Inc *(A)	12,280	590
Entravision Communications Corp, Cl A	20,909	110
Express Inc *	13,799	155
Extended Stay America Inc	2,672	54
Fiesta Restaurant Group Inc *	16,946	487
Five Below Inc *	5,346	623
Flexsteel Industries Inc	211	8
Foot Locker Inc	4,522	223
Fossil Group Inc *(A)	1,737	39

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Fox Factory Holding Corp *	17,883	$1,181
Gentherm Inc *	50,893	2,504
Graham Holdings Co, Cl B	366	206
Grand Canyon Education Inc *	17,106	2,038
Guess? Inc	810	20
H&R Block Inc	1,180	32
Haverty Furniture Cos Inc	7,728	171
Helen of Troy Ltd *	4,794	570
Hibbett Sports Inc *	7,655	157
Horizon Global Corp *(A)	50,574	392
Hyatt Hotels Corp, Cl A	272	21
ILG Inc	2,154	74
iRobot Corp *(A)	6,536	742
Jack in the Box Inc	7,011	635
John Wiley & Sons Inc, Cl A	1,205	78
Johnson Outdoors Inc, Cl A	1,696	172
K12 Inc *	16,931	280
Kimball International Inc, Cl B	5,073	89
Kirkland’s Inc *	1,268	12
Kohl’s Corp	4,250	336
Lands’ End Inc *	2,100	54
M/I Homes Inc *	4,196	109
Malibu Boats Inc, Cl A *	25,832	1,245
Marcus Corp/The	15,811	642
Michael Kors Holdings Ltd *	5,647	410
Michaels Cos Inc/The *	30,500	518
Modine Manufacturing Co *	3,169	53
Monarch Casino & Resort Inc *	1,926	91
Monro Inc (A)	15,131	1,074
Movado Group Inc	1,218	52
MSG Networks Inc *	1,925	47
Murphy USA Inc *(A)	12,936	1,073
NACCO Industries Inc, Cl A	199	7
National CineMedia Inc	95,558	870
Nexstar Media Group Inc, Cl A	16,441	1,348
Ollie’s Bargain Outlet Holdings Inc *	5,784	504
Oxford Industries Inc	4,491	418
Perry Ellis International Inc *	2,851	79
Planet Fitness Inc, Cl A *	12,441	639
Playa Hotels & Resorts NV *	87,904	908
PlayAGS Inc *	43,879	1,406
Ralph Lauren Corp, Cl A	1,007	134
RCI Hospitality Holdings Inc	5,761	187
Red Robin Gourmet Burgers Inc *	2,305	95
RH *(A)	3,819	607
Rocky Brands Inc	4,781	144
Roku Inc, Cl A *(A)	11,808	702
Sally Beauty Holdings Inc *(A)	121,638	1,873
SeaWorld Entertainment Inc *	25,831	757
Shoe Carnival Inc	2,589	115
Skechers U.S.A. Inc, Cl A *	172,569	5,087
Steven Madden Ltd	11,854	689

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Stitch Fix Inc, Cl A *(A)	19,610	$796
Stoneridge Inc *	7,713	231
Strategic Education Inc	7,181	997
Tailored Brands Inc (A)	14,270	336
Taylor Morrison Home Corp, Cl A *	1,484	29
Tilly’s Inc, Cl A *	20,814	490
Tower International Inc	11,010	372
Town Sports International Holdings Inc *	1,273	12
Tribune Media Co, Cl A	17,729	654
Turtle Beach Corp *(A)	18,801	431
Under Armour Inc, Cl C *(A)	21,510	408
Urban Outfitters Inc *	11,446	532
Vera Bradley Inc *	12,713	186
Vista Outdoor Inc *	25,096	464
William Lyon Homes, Cl A *	7,054	138
Wingstop Inc (A)	10,691	716
Wolverine World Wide Inc	27,524	1,078
World Wrestling Entertainment Inc, Cl A (A)	5,973	522
ZAGG Inc *	640	10
Zumiez Inc *	3,343	104

		68,728

Consumer Staples — 3.8%
Andersons Inc/The	22,545	921
B&G Foods Inc, Cl A (A)	19,115	611
BJ’s Wholesale Club Holdings Inc *	18,317	540
Cal-Maine Foods Inc	968	48
Casey’s General Stores Inc (A)	5,746	656
Central Garden & Pet Co, Cl A *	13,848	503
Darling Ingredients Inc *	63,762	1,261
Energizer Holdings Inc	20,730	1,318
Flowers Foods Inc	801	16
Freshpet Inc *(A)	20,867	775
Hain Celestial Group Inc/The *	133,945	3,825
Herbalife Nutrition Ltd *	2,021	114
Hostess Brands Inc, Cl A *(A)	81,793	962
Ingredion Inc	1,869	189
Lamb Weston Holdings Inc	7,017	474
Medifast Inc	2,133	488
MGP Ingredients Inc	170	13
Nu Skin Enterprises Inc, Cl A	689	55
Performance Food Group Co *	24,128	799
Pilgrim’s Pride Corp *	33,275	615
Pinnacle Foods Inc	1,921	128
Sanderson Farms Inc (A)	2,105	223
Seaboard Corp	20	74
Simply Good Foods Co/The *(A)	40,068	721
SpartanNash Co	4,288	92
Spectrum Brands Holdings Inc	7,830	680
TreeHouse Foods Inc *	24,684	1,286
US Foods Holding Corp *	9,204	300

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
USANA Health Sciences Inc *	4,071	$537

		18,224

Energy — 3.9%
Abraxas Petroleum Corp *	40,578	91
Antero Resources Corp *	4,203	78
Apergy Corp *	1,689	76
Arch Coal Inc (A)	6,197	549
Bonanza Creek Energy Inc *	15,675	486
C&J Energy Services Inc *	9,542	200
Callon Petroleum Co *	53,038	599
Carrizo Oil & Gas Inc *	46,556	1,128
CNX Resources Corp *	15,780	252
Delek US Holdings Inc	5,632	307
Earthstone Energy Inc, Cl A *	1,752	15
Energen Corp *	1,901	147
Evolution Petroleum Corp	49,270	495
Exterran Corp *	1,055	29
Gulfport Energy Corp *	272,146	3,200
Helmerich & Payne Inc	575	38
HollyFrontier Corp	7,288	543
Keane Group Inc *	8,211	101
Kosmos Energy Ltd *	10,959	99
Laredo Petroleum Inc *	7,236	60
Magnolia Oil & Gas Corp *	80,696	1,118
Matrix Service Co *	9,971	208
Midstates Petroleum Co Inc *	13,786	160
Murphy Oil Corp	6,814	210
NCS Multistage Holdings Inc *(A)	34,303	558
Newfield Exploration Co *	8,576	234
Northern Oil and Gas Inc *	7,772	27
Ocean Rig UDW Inc, Cl A *	7,143	193
Overseas Shipholding Group Inc, Cl A *	25,866	89
Par Pacific Holdings Inc *	4,125	84
Patterson-UTI Energy Inc	6,230	107
PBF Energy Inc, Cl A	39,266	2,039
PDC Energy Inc *	3,509	185
Peabody Energy Corp	9,588	396
Pioneer Energy Services Corp *	9,930	32
QEP Resources Inc *	6,971	70
Range Resources Corp (A)	87,833	1,442
Renewable Energy Group Inc *	6,159	166
REX American Resources Corp *	1,535	124
RigNet Inc *	30,106	491
SandRidge Energy Inc *	656	10
Select Energy Services Inc, Cl A *(A)	30,118	411
Southwestern Energy Co *	15,934	90
SRC Energy Inc *	72,531	675
Ultra Petroleum Corp *	46,646	61
W&T Offshore Inc *	37,652	255
Whiting Petroleum Corp *	12,003	611
WildHorse Resource Development Corp *	7,228	157

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
WPX Energy Inc *	1,819	$35

		18,731

Financials — 16.6%
1st Source Corp	3,636	204
AGNC Investment Corp ‡	7,081	135
Ambac Financial Group Inc *	797	17
American Equity Investment Life Holding Co	124,245	4,608
American Financial Group Inc/OH	2,659	296
AMERISAFE Inc	454	29
Argo Group International Holdings Ltd	2,828	180
Assured Guaranty Ltd	4,596	187
Atlantic Capital Bancshares Inc *	633	12
Avista Healthcare Public Acquisition Corp, Cl A *	76,416	773
Axis Capital Holdings Ltd	4,133	238
Banc of California Inc (A)	29,050	585
BancFirst Corp	2,434	155
Bancorp Inc/The *	84,931	852
Bank of Marin Bancorp	1,948	172
Bank of NT Butterfield & Son Ltd/The	25,008	1,321
BankUnited Inc	135,622	5,261
Banner Corp	148	10
Blackstone Mortgage Trust Inc, Cl A ‡(A)	43,208	1,472
Blucora Inc *	5,112	185
BOK Financial Corp	199	20
Brighthouse Financial Inc *	2,680	111
Brown & Brown Inc	5,266	161
Bryn Mawr Bank Corp	1,825	89
Camden National Corp	1,975	90
Carolina Financial Corp	5,189	214
Central Pacific Financial Corp	7,851	222
Chemical Financial Corp	17,431	996
Chimera Investment Corp ‡	4,437	83
City Holding Co	1,872	152
CNO Financial Group Inc	182,850	3,951
CoBiz Financial Inc	43	1
Commerce Bancshares Inc/MO	2,313	164
Community Trust Bancorp Inc	4,390	217
Cowen Inc, Cl A *(A)	82,350	1,252
Credit Acceptance Corp *(A)	925	422
Curo Group Holdings Corp *	24,373	752
Customers Bancorp Inc *	2,494	62
Dime Community Bancshares Inc	11,144	202
Eagle Bancorp Inc *	13,343	719
eHealth Inc *	21,075	615
Employers Holdings Inc	5,098	234
Enstar Group Ltd *	354	76
Enterprise Financial Services Corp	5,749	324
Equity Bancshares Inc, Cl A *	1,410	57
Erie Indemnity Co, Cl A	258	32
Everest Re Group Ltd	1,289	288

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
FB Financial Corp	3,803	$167
Federal Agricultural Mortgage Corp, Cl C	602	46
Federated Investors Inc, Cl B	9,601	222
FedNat Holding Co	2,433	64
Fidelity Southern Corp	1,116	27
Financial Institutions Inc	5,246	169
First American Financial Corp	2,604	148
First BanCorp/Puerto Rico *	7,296	64
First Bancorp/Southern Pines NC	2,088	87
First Bancshares Inc/The	745	31
First Busey Corp	1,963	63
First Citizens BancShares Inc/NC, Cl A	865	411
First Commonwealth Financial Corp	226,453	3,793
First Defiance Financial Corp	16,580	530
First Financial Corp/IN	1,247	64
First Horizon National Corp	57,911	1,067
First Merchants Corp	1,273	61
First of Long Island Corp/The	3,451	75
Flushing Financial Corp	4,246	110
FNB Corp/PA (Pennsylvania)	418,319	5,626
Genworth Financial Inc, Cl A *	10,524	49
Great Southern Bancorp Inc	4,200	249
Great Western Bancorp Inc	88,621	3,859
Green Dot Corp, Cl A *	7,369	631
GS Acquisition Holdings Corp *(A)	54,521	563
Guaranty Bancorp	2,214	69
Hanmi Financial Corp	6,229	163
Hanover Insurance Group Inc/The	11,956	1,465
Health Insurance Innovations Inc, Cl A *(A)	13,521	715
Heartland Financial USA Inc	957	58
Hercules Capital	74,835	1,012
Heritage Commerce Corp	11,288	179
Home BancShares Inc/AR	12,736	298
HomeStreet Inc *	7,117	210
Horizon Bancorp Inc/IN	4,029	82
IBERIABANK Corp	18,744	1,624
Independent Bank Corp/MI	15,972	399
International Bancshares Corp	926	43
INTL. FCStone Inc *	1,892	106
Investment Technology Group Inc	1,520	33
Investors Bancorp Inc	4,587	59
James River Group Holdings Ltd	839	34
Lakeland Bancorp Inc	1,576	30
Lakeland Financial Corp	2,197	108
MB Financial Inc	24,845	1,204
Mercantile Bank Corp	3,667	130
Meridian Bancorp Inc	1,871	34
MFA Financial Inc ‡	8,540	65
MGIC Investment Corp *	16,869	215
National Bank Holdings Corp, Cl A	842	34
National Commerce Corp *	761	34
National General Holdings Corp	193,296	5,279

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
National Western Life Group Inc, Cl A	508	$166
New Residential Investment Corp ‡	5,747	107
OFG Bancorp (A)	189,084	3,063
Old Republic International Corp	2,135	47
One Madison Corp *	90,925	934
Oppenheimer Holdings Inc, Cl A	6,959	217
Oritani Financial Corp	4,447	72
Peapack Gladstone Financial Corp	4,135	138
PennantPark Investment Corp	87,044	677
PennyMac Financial Services Inc, Cl A *	3,652	77
PJT Partners Inc	8,695	504
Popular Inc	4,461	225
QCR Holdings Inc	4,654	202
Radian Group Inc	698	14
Regional Management Corp *	6,114	204
Reinsurance Group of America Inc, Cl A	1,508	215
RenaissanceRe Holdings Ltd	1,709	227
S&T Bancorp Inc	1,355	63
Safety Insurance Group Inc	2,567	248
Sandy Spring Bancorp Inc	4,660	182
Santander Consumer USA Holdings Inc	1,614	35
Starwood Property Trust Inc ‡	3,784	83
State Bank Financial Corp	1,433	47
Sterling Bancorp/DE	66,663	1,523
Stewart Information Services Corp	938	42
Stock Yards Bancorp Inc	1,284	50
Synovus Financial Corp	5,728	287
TCF Financial Corp	26,280	666
Third Point Reinsurance Ltd *	1,226	16
Tompkins Financial Corp	698	61
Torchmark Corp	4,872	428
TPG Pace Holdings Corp *	70,055	732
TriCo Bancshares	4,290	167
TriState Capital Holdings Inc *	1,687	50
Triumph Bancorp Inc *	1,965	83
Trupanion Inc *(A)	12,625	482
TrustCo Bank Corp NY	18,269	169
Two Harbors Investment Corp ‡	4,242	66
Umpqua Holdings Corp	182,480	3,905
United Community Banks Inc/GA	2,403	73
United Financial Bancorp Inc	2,496	44
United Fire Group Inc	1,114	55
Univest Corp of Pennsylvania	34,770	991
Voya Financial Inc	4,010	201
Washington Trust Bancorp Inc	398	24
Waterstone Financial Inc	6,728	114
White Mountains Insurance Group Ltd	31	29
Wintrust Financial Corp	5,798	513
WisdomTree Investments Inc	84,648	696
World Acceptance Corp *	75	9

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Zions Bancorporation	2,520	$134

		79,413

Health Care — 14.3%
Acadia Healthcare Co Inc *(A)	7,381	306
Accelerate Diagnostics Inc *(A)	21,762	535
Acorda Therapeutics Inc *	2,648	76
Albireo Pharma Inc *	16,478	570
AMAG Pharmaceuticals Inc *(A)	17,982	439
Amedisys Inc *	3,840	480
AngioDynamics Inc *	1,768	40
Arbutus Biopharma Corp *(A)	52,714	480
Argenx SE ADR *	5,842	548
Atara Biotherapeutics Inc *(A)	13,261	543
AtriCure Inc *	22,571	780
Avanos Medical Inc *	10,344	746
AxoGen Inc *	25,574	1,121
Bio-Rad Laboratories Inc, Cl A *	761	247
Bio-Techne Corp	3,706	712
BioTelemetry Inc *	30,326	1,874
Bruker Corp	5,917	210
CareDx Inc *	40,316	980
Catalyst Biosciences Inc *	1,149	13
Cerus Corp *	2,073	16
Charles River Laboratories International Inc *	8,960	1,107
Chimerix Inc *	108,900	434
Civitas Solutions Inc *	4,083	65
Concert Pharmaceuticals Inc *	4,098	65
CONMED Corp	11,499	925
Cross Country Healthcare Inc *	6,776	68
CryoLife Inc *	32,562	1,130
DBV Technologies SA ADR *	28,148	626
Deciphera Pharmaceuticals Inc *(A)	26,001	962
DexCom Inc *	3,545	512
Encompass Health Corp	19,467	1,588
Endologix Inc *	123,828	285
Ensign Group Inc/The	13,441	525
Envision Healthcare Corp *	19,176	870
Genomic Health Inc *	13,974	855
Haemonetics Corp *	7,622	851
HealthEquity Inc *	13,723	1,293
HealthStream Inc *	8,657	275
Heron Therapeutics Inc *	31,733	1,223
Hill-Rom Holdings Inc	312	30
HMS Holdings Corp *	24,183	775
ICU Medical Inc *	2,262	692
Immunomedics Inc *(A)	47,299	1,266
Inogen Inc *	2,940	779
Inspire Medical Systems Inc *	15,394	846
Insulet Corp *	4,854	506
Integer Holdings Corp *	10,926	873

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Integra LifeSciences Holdings Corp *	7,211	$429
iRhythm Technologies Inc *	7,961	741
Jazz Pharmaceuticals PLC *	2,125	363
K2M Group Holdings Inc *	12,349	338
Kiniksa Pharmaceuticals Ltd, Cl A *	16,394	361
Lannett Co Inc *(A)	88,371	473
Lantheus Holdings Inc *	16,225	261
LHC Group Inc *	7,638	756
Ligand Pharmaceuticals Inc *	4,861	1,262
Liquidia Technologies Inc *	21,271	326
LivaNova PLC *	1,623	204
Loxo Oncology Inc *	2,919	493
Luminex Corp	3,992	113
Madrigal Pharmaceuticals Inc *(A)	2,469	591
Magellan Health Inc *	2,696	198
Masimo Corp *	6,082	717
Medidata Solutions Inc *(A)	9,377	797
MEDNAX Inc *	3,391	161
Medpace Holdings Inc *	10,532	630
Meridian Bioscience Inc	7,319	115
Merit Medical Systems Inc *	8,243	485
Mersana Therapeutics Inc *(A)	37,532	524
Mirati Therapeutics Inc *(A)	12,093	684
Myriad Genetics Inc *	17,494	871
Natera Inc *	26,459	731
National HealthCare Corp	832	64
NeoGenomics Inc *(A)	25,820	358
Neon Therapeutics Inc *	18,568	219
Nevro Corp *	10,842	731
Novocure Ltd *	18,275	823
Omnicell Inc *	25,647	1,763
Orthofix Medical Inc *	7,070	379
Pacific Biosciences of California Inc *(A)	116,609	582
Patterson Cos Inc (A)	23,319	526
Phibro Animal Health Corp, Cl A	9,723	459
Prestige Consumer Healthcare Inc *(A)	60,180	2,317
QIAGEN NV *	5,940	231
Quality Systems Inc *	36,162	828
Reata Pharmaceuticals Inc, Cl A *	10,541	910
REGENXBIO Inc *	6,271	442
Repligen Corp *	14,519	797
Retrophin Inc *	6,613	210
Revance Therapeutics Inc *	22,047	604
Rhythm Pharmaceuticals Inc *	18,197	573
Sarepta Therapeutics Inc *(A)	4,462	616
Sientra Inc *	27,634	694
STAAR Surgical Co *	14,639	698
STERIS PLC	276	32
Supernus Pharmaceuticals Inc *	5,154	228
Syneos Health Inc, Cl A *	25,374	1,265
Tabula Rasa HealthCare Inc *	6,923	607
Tactile Systems Technology Inc *(A)	12,289	832

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Tandem Diabetes Care Inc *	18,837	$861
Teladoc Health Inc *(A)	9,107	706
Translate Bio Inc *	20,256	215
Triple-S Management Corp, Cl B *	12,172	265
United Therapeutics Corp *	3,729	459
Utah Medical Products Inc	978	89
Verastem Inc *(A)	71,863	716
ViewRay Inc *	46,407	468
Viking Therapeutics Inc *	110,990	1,451
WaVe Life Sciences Ltd *	13,424	715
WellCare Health Plans Inc *	1,726	522
Xencor Inc *	12,432	519
Xeris Pharmaceuticals Inc *	20,557	528
Zogenix Inc *(A)	10,191	492

		68,560

Industrials — 17.6%
AAR Corp	3,343	156
ABM Industries Inc	42,050	1,334
ACCO Brands Corp	111,355	1,381
Actuant Corp, Cl A	21,872	644
AECOM *	52,525	1,767
Aegion Corp, Cl A *	43,695	1,091
Aerovironment Inc *	9,421	829
Aircastle Ltd	661	14
Alamo Group Inc	857	82
Albany International Corp, Cl A	8,778	677
Allison Transmission Holdings Inc, Cl A	14,089	700
Altra Industrial Motion Corp (A)	11,689	456
Apogee Enterprises Inc	62,244	3,064
ASGN Inc *	14,767	1,367
Atlas Air Worldwide Holdings Inc *	61,460	3,743
BMC Stock Holdings Inc *	2,487	56
Briggs & Stratton Corp	1,645	33
Brink’s Co/The	5,101	383
Carlisle Cos Inc	64	8
CBIZ Inc *	4,092	98
Chart Industries Inc *	6,385	482
Cimpress NV *(A)	5,245	734
CIRCOR International Inc *	9,819	445
Clean Harbors Inc *	41,190	2,825
Colfax Corp *	17,945	627
Columbus McKinnon Corp/NY	1,171	50
Construction Partners Inc, Cl A *	45,483	553
Covenant Transportation Group Inc, Cl A *	7,204	215
CRA International Inc	4,666	267
Crane Co	1,291	118
Curtiss-Wright Corp	1,793	240
Ducommun Inc *	1,819	74
Dun & Bradstreet Corp/The	1,249	179
Dycom Industries Inc *	2,241	188
EMCOR Group Inc	12,288	984

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Encore Wire Corp	598	$30
Ennis Inc	13,166	287
EnPro Industries Inc	11,872	891
Esterline Technologies Corp *	663	57
Federal Signal Corp	1,288	34
Forrester Research Inc	17,679	870
Fortress Transportation & Infrastructure Investors LLC (B)	25,251	457
Forward Air Corp	20,331	1,306
FTI Consulting Inc *	8,511	649
GATX Corp (A)	7,584	640
Genco Shipping & Trading Ltd *	5,881	81
Generac Holdings Inc *	15,831	878
Global Brass & Copper Holdings Inc	11,108	428
GMS Inc *	10,092	251
Gorman-Rupp Co/The	4,185	153
Graham Corp	25,568	711
Granite Construction Inc	4,508	206
HD Supply Holdings Inc *	3,891	177
Heartland Express Inc (A)	79,862	1,633
Heritage-Crystal Clean Inc *	77,553	1,807
Hexcel Corp	13,083	865
Hudson Technologies Inc *(A)	109,377	205
Huntington Ingalls Industries Inc	1,463	358
Huron Consulting Group Inc *	18,726	927
Hyster-Yale Materials Handling Inc	512	32
ICF International Inc	16,323	1,333
InnerWorkings Inc *	198,216	1,550
Insteel Industries Inc	45,001	1,726
Interface Inc, Cl A	782	18
ITT Inc	30,033	1,775
JetBlue Airways Corp *	4,335	83
John Bean Technologies Corp	14,616	1,729
Kelly Services Inc, Cl A	20,224	510
Kennametal Inc	45,803	1,871
Kirby Corp *	19,783	1,727
KLX Inc *	1,119	83
Korn/Ferry International	25,391	1,705
LB Foster Co, Cl A *	17,243	392
Lydall Inc *	25,244	1,080
ManpowerGroup Inc	4,010	376
Marten Transport Ltd	5,804	128
Masonite International Corp *	7,830	524
MasTec Inc *	8,566	375
Matthews International Corp, Cl A	13,321	691
Milacron Holdings Corp *	59,591	1,263
Moog Inc, Cl A	1,345	106
MSC Industrial Direct Co Inc, Cl A	11,725	1,002
Multi-Color Corp (A)	29,612	1,829
National Presto Industries Inc	1,057	140
Nexeo Solutions Inc *	3,842	38
nVent Electric PLC	8,835	248

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Oshkosh Corp	3,520	$247
PGT Innovations Inc *	26,862	653
Primoris Services Corp	8,339	209
Proto Labs Inc *(A)	3,290	511
Quanta Services Inc *	1,367	47
Regal Beloit Corp	10,587	886
Resources Connection Inc	3,420	57
REV Group Inc (A)	18,095	308
Ritchie Bros Auctioneers Inc	22,365	852
Rush Enterprises Inc, Cl A	2,432	105
Ryder System Inc	961	74
Saia Inc *	2,297	182
Simpson Manufacturing Co Inc	9,434	724
SP Plus Corp *	52,478	2,041
Sparton Corp *	2,095	27
SPX FLOW Inc *	8,423	404
Standex International Corp	12,185	1,315
Team Inc *(A)	59,530	1,387
Teledyne Technologies Inc *	904	215
Tennant Co	17,181	1,315
Terex Corp	4,008	155
Tetra Tech Inc	18,335	1,280
Trex Co Inc *	9,319	789
TriMas Corp *	30,730	943
TriNet Group Inc *	43,230	2,554
Triumph Group Inc (A)	14,941	311
TrueBlue Inc *	52,600	1,541
UniFirst Corp/MA	1,619	300
USA Truck Inc *	5,328	117
USG Corp *	1,899	82
Vectrus Inc *	9,889	325
Viad Corp	2,322	143
Vicor Corp *	11,290	705
VSE Corp	1,171	45
WageWorks Inc *	10,227	547
Watts Water Technologies Inc, Cl A	3,295	272
Werner Enterprises Inc	1,463	54
WESCO International Inc *	2,839	174
Willscot Corp, Cl A *(A)	17,153	299
YRC Worldwide Inc *	24,704	236

		84,530

Information Technology — 16.6%
2U Inc *(A)	11,475	1,025
3D Systems Corp *(A)	67,336	1,370
Actua Corp *	39,640	25
Acxiom Corp *	24,315	1,111
Alarm.com Holdings Inc *(A)	12,785	720
Alpha & Omega Semiconductor Ltd *	13,531	192
Alteryx Inc, Cl A *(A)	10,371	602
American Software Inc/GA, Cl A	28,921	520
Amkor Technology Inc *	4,145	36

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Appfolio Inc, Cl A *	9,006	$769
Arrow Electronics Inc *	420	33
Aspen Technology Inc *	9,582	1,105
Asure Software Inc *(A)	31,242	470
Avnet Inc	636	31
AVX Corp	1,930	41
Axcelis Technologies Inc *	4,895	99
Belden Inc (A)	10,192	741
Benefitfocus Inc *(A)	18,799	829
Booz Allen Hamilton Holding Corp, Cl A	296	15
Bottomline Technologies DE Inc *	13,350	881
Box Inc, Cl A *	12,423	305
Brooks Automation Inc	18,303	721
CACI International Inc, Cl A *	9,602	1,872
CalAmp Corp *	16,591	390
Carbonite Inc *	67,834	2,819
ChannelAdvisor Corp *	37,552	490
Ciena Corp *	22,592	713
Cirrus Logic Inc *	324	14
comScore Inc *	19,061	360
Comtech Telecommunications Corp	22,777	817
Conduent Inc *	36,721	851
Control4 Corp *	18,373	596
ConvergeOne Holdings Inc	160,205	1,464
Convergys Corp	3,705	92
Cornerstone OnDemand Inc *	34,200	1,934
CTS Corp	14,854	549
CyberArk Software Ltd *	15,582	1,175
Descartes Systems Group Inc/The *	14,745	516
Diodes Inc *	19,833	752
Domo Inc, Cl B *(A)	28,013	659
eGain Corp *	11,211	160
Electro Scientific Industries Inc *(A)	3,191	70
Envestnet Inc *	12,671	801
EPAM Systems Inc *	3,465	495
Etsy Inc *	19,808	964
Euronet Worldwide Inc *	12,656	1,238
Everbridge Inc *	22,511	1,355
EVERTEC Inc	11,218	270
Fair Isaac Corp *	3,528	815
Finisar Corp *(A)	52,020	1,061
FireEye Inc *(A)	43,222	718
First Solar Inc *	4,780	249
Five9 Inc *	24,067	1,156
FLIR Systems Inc	5,630	353
Genpact Ltd	948	29
Glu Mobile Inc *	88,296	680
Hackett Group Inc/The	3,998	82
HubSpot Inc *	4,378	629
Insight Enterprises Inc *	4,717	260
Integrated Device Technology Inc *	89,220	3,791
Jabil Inc	8,747	259

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Keysight Technologies Inc *	3,959	$257
Kimball Electronics Inc *	3,026	60
Leidos Holdings Inc	1,070	76
Limelight Networks Inc *	18,132	92
LivePerson Inc *	59,764	1,608
LogMeIn Inc	23,646	2,032
MACOM Technology Solutions Holdings Inc *(A)	82,997	1,913
ManTech International Corp/VA, Cl A	3,967	263
Marvell Technology Group Ltd	19,482	403
MAXIMUS Inc	3,610	240
MicroStrategy Inc, Cl A *	2,054	306
MoneyGram International Inc *	8,453	55
MongoDB Inc, Cl A *(A)	8,724	628
Monotype Imaging Holdings Inc	9,004	186
NCR Corp *	73,325	2,083
Novanta Inc *	7,489	574
NVE Corp	651	74
Park Electrochemical Corp	2,796	60
Paylocity Holding Corp *	9,256	735
PC Connection Inc	1,972	78
Perficient Inc *	21,946	631
Perspecta Inc	3,064	71
Photronics Inc *	22,763	244
Presidio Inc *(A)	70,425	1,065
Proofpoint Inc *	4,013	476
Pure Storage Inc, Cl A *	26,283	705
QAD Inc, Cl A	15,188	921
Rapid7 Inc *	16,548	631
Ribbon Communications Inc *	11,237	78
RingCentral Inc, Cl A *	8,333	776
Rosetta Stone Inc *	1,063	17
Rudolph Technologies Inc *	3,703	103
SailPoint Technologies Holding Inc *	20,982	649
ScanSource Inc *	2,153	88
Semtech Corp *	25,184	1,505
Shutterstock Inc *(A)	25,348	1,395
SPS Commerce Inc *	7,281	716
Stratasys Ltd *(A)	20,719	517
Super Micro Computer Inc *(A)	209,035	4,287
Switch Inc, Cl A (A)	20,713	239
Sykes Enterprises Inc *	8,272	250
SYNNEX Corp	496	48
Syntel Inc *	66	3
Systemax Inc	7,226	264
Tech Data Corp *	388	28
Teradyne Inc	5,305	219
Trade Desk Inc/The, Cl A *(A)	5,446	773
Travelport Worldwide Ltd	14,273	265
TrueCar Inc *	36,651	471
Twilio Inc, Cl A *	8,787	709
Ultra Clean Holdings Inc *	2,698	41

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
USA Technologies Inc *	40,330	$655
Verint Systems Inc *	13,686	664
Viavi Solutions Inc *	114,195	1,279
Vishay Precision Group Inc *	2,897	125
Xcerra Corp *	1,568	23
Xerox Corp	2,806	78
XO Group Inc *	39,432	1,185
Yelp Inc, Cl A *	15,161	714
Yext Inc *(A)	29,199	726
Zendesk Inc *	9,874	680
Zynga Inc, Cl A *	30,478	127

		79,303

Materials — 3.7%
AdvanSix Inc *	11,387	385
Alcoa Corp *	2,032	91
Allegheny Technologies Inc *(A)	33,613	909
B2Gold Corp *	130,410	305
Bemis Co Inc	1,977	98
Boise Cascade Co	944	41
Cabot Corp	398	26
Commercial Metals Co	89,450	1,932
Ferroglobe *(C)	2,398	—
FutureFuel Corp	16,338	242
Hawkins Inc	1,337	55
HB Fuller Co	12,640	720
Huntsman Corp	2,320	71
Ingevity Corp *	15,033	1,519
Innophos Holdings Inc	840	37
KMG Chemicals Inc	9,385	727
Koppers Holdings Inc *	585	21
Kraton Corp *	291	14
Louisiana-Pacific Corp	2,859	83
Materion Corp	6,525	416
Olin Corp	25,381	780
Owens-Illinois Inc *	128,040	2,263
Reliance Steel & Aluminum Co	3,620	318
Sensient Technologies Corp	6,607	469
Silgan Holdings Inc	19,530	532
Sonoco Products Co	10,633	596
Steel Dynamics Inc	6,329	290
Stepan Co	404	36
SunCoke Energy Inc *	9,397	105
Tredegar Corp	3,659	80
Trinseo SA	3,103	239
United States Steel Corp	23,121	686
US Concrete Inc *(A)	4,793	231
Valhi Inc	8,146	27
Valvoline Inc	51,317	1,104
Venator Materials PLC *	27,215	329
Verso Corp *	16,250	510
Warrior Met Coal Inc (A)	15,357	369

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
WR Grace & Co	13,177	$931

		17,587

Real Estate — 2.8%
Agree Realty Corp ‡	2,043	117
Alexander’s Inc ‡	178	64
American Assets Trust Inc ‡	1,420	56
Apartment Investment & Management Co, Cl A ‡	620	27
Apple Hospitality Inc ‡	1,635	29
Armada Hoffler Properties Inc ‡	7,927	124
Brixmor Property Group Inc ‡	12,401	226
Camden Property Trust ‡	4,429	421
CareTrust Inc ‡	1,887	35
CatchMark Timber Trust Inc, Cl A ‡	2,964	37
Cedar Realty Trust Inc	5,598	25
City Office Inc ‡	3,837	50
Columbia Property Trust Inc ‡	40,743	981
CoreCivic Inc ‡	2,417	63
Corporate Office Properties Trust ‡	30,366	935
CubeSmart ‡	1,369	42
Douglas Emmett Inc ‡	636	25
Duke Realty Corp ‡	3,022	86
Education Realty Trust Inc *‡	20,642	854
Equity Commonwealth *‡	14,387	461
First Industrial Realty Trust Inc ‡	2,018	66
FirstService Corp	5,671	487
Forest City Realty Trust Inc, Cl A *‡	4,604	116
Four Corners Property Trust Inc ‡	19,786	533
Gaming and Leisure Properties Inc ‡	2,262	81
GEO Group Inc/The ‡	2,071	53
Getty Realty Corp ‡	10,888	317
Gramercy Property Trust ‡	3,034	83
Healthcare Realty Trust Inc ‡	479	15
Highwoods Properties Inc ‡	1,555	77
Hospitality Properties Trust ‡	3,600	104
Howard Hughes Corp/The *	842	110
Infra Inc ‡	3,558	74
Innovative Industrial Properties Inc, Cl A (A)	1,654	75
iStar Inc ‡	19,737	221
JBG SMITH Properties ‡	2,236	84
Jernigan Capital Inc ‡	26,251	525
Jones Lang LaSalle Inc	2,817	430
Kilroy Realty Corp ‡	2,237	164
LaSalle Hotel Properties ‡	2,623	92
Lexington Realty Trust ‡	50,628	473
Liberty Property Trust ‡	8,778	384
Life Storage Inc ‡	287	28
Macerich Co/The ‡	515	30
MedEquities Realty Trust Inc ‡	14,138	151
Medical Properties Trust Inc ‡	23,319	351

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Monmouth Real Estate Investment Corp, Cl A ‡	8,174	$142
National Storage Affiliates Trust ‡	24,764	702
NexPoint Residential Trust Inc ‡	3,588	116
NorthStar Realty Europe Corp ‡	960	13
One Liberty Properties Inc ‡	1,900	55
Outfront Media Inc ‡	9,105	181
Park Hotels & Resorts Inc ‡	2,515	84
Piedmont Office Realty Trust Inc, Cl A ‡	7,283	144
Prologis Inc ‡	1,211	81
PS Business Parks Inc ‡	107	14
Rayonier Inc ‡	11,698	407
RE/MAX Holdings Inc, Cl A	776	38
Retail Properties of America Inc, Cl A ‡	22,029	280
Saul Centers Inc ‡	217	13
Select Income ‡	5,080	104
Senior Housing Properties Trust ‡	5,338	102
Sun Communities Inc ‡	3,975	410
Tier Inc ‡	7,472	178
Urstadt Biddle Properties Inc, Cl A ‡	5,869	134
VICI Properties Inc ‡	5,104	107
Weingarten Realty Investors ‡	5,403	167
Xenia Hotels & Resorts Inc ‡	7,128	173

		13,427

Telecommunication Services — 0.8%
Boingo Wireless Inc *	35,478	1,173
Cogent Communications Holdings Inc	10,746	588
Iridium Communications Inc *(A)	42,698	865
Vonage Holdings Corp *	81,435	1,155

		3,781

Utilities — 1.7%
ALLETE Inc	1,968	148
American States Water Co	8,098	489
Atmos Energy Corp	3,373	311
Avista Corp	1,380	71
Black Hills Corp (A)	9,044	532
Chesapeake Utilities Corp	505	43
Connecticut Water Service Inc	1,099	75
Evergy Inc	2,007	115
Hawaiian Electric Industries Inc	24,968	881
IDACORP Inc	8,716	853
MGE Energy Inc	2,625	172
Middlesex Water Co	3,224	148
National Fuel Gas Co	253	14
New Jersey Resources Corp	802	37
NorthWestern Corp	1,721	103
NRG Energy Inc	5,924	210
OGE Energy Corp	4,542	167
ONE Gas Inc	4,996	392
Pinnacle West Capital Corp	2,203	173

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Portland General Electric Co	34,684	$1,609
SCANA Corp	3,100	119
SJW Group	660	38
UGI Corp	12,163	657
Unitil Corp	5,374	272
Vectren Corp	1,883	134
Vistra Energy Corp *	18,162	428

		8,191

Total Common Stock (Cost $378,277) ($ Thousands)		460,475

EXCHANGE TRADED FUND — 0.2%
iShares Russell 2000 Value ETF (A)	7,120	974

Total Exchange Traded Fund (Cost $892) ($ Thousands)		974

	Number of Warrants
WARRANT — 0.1%
Magnolia Oil & Gas Corp, Expires 06/24/2022 Strike Price *	26,898	108

Total Warrant (Cost $64) ($ Thousands)		108

	Number of Rights
RIGHTS — 0.0%
Dyax ‡‡	3,929	16
Media General Inc CVR ‡‡(C)	3,306	—

Total Rights (Cost $—) ($ Thousands)		16

	Shares
AFFILIATED PARTNERSHIP — 14.6%
SEI Liquidity Fund, L.P.
2.050% **†(D)	69,885,426	69,889

Total Affiliated Partnership (Cost $69,885) ($ Thousands)		69,889

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	9

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 3.9%
SEI Daily Income Trust, Government Fund, Cl F
1.750%**†	18,915,316	$18,915

(Cost $18,915) ($ Thousands)		18,915

Total Investments in Securities — 114.9% (Cost $468,033) ($ Thousands)		$550,377

A list of the open futures contracts held by the Fund at August 31, 2018, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)

Russell 2000 Index E-MINI	23	Sep-2018	$ 1,930	$ 2,002	$ 72

Percentages are based on Net Assets of $479,074 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of August 31, 2018.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

‡‡	Expiration date not available.

(A)	Certain securities or partial positions of certain securities are on loan at August 31, 2018 . The total market value of securities on loan at August 31, 2018 was $68,828 ($ Thousands).

(B)	Security is a Master Limited Partnership. At August 31, 2018, such securities amounted to $457 ($ Thousands), or 0.1 of the net assets of the Fund.

(C)	Level 3 security in accordance with fair value hierarchy.

(D)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of August 31, 2018 was $69,889 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

CVR — Contingent Value Rights

ETF — Exchange Traded Fund

LLC — Limited Liability Company

Ltd. — Limited

PLC — Public Limited Company

L.P. — Limited Partnership

The following is a list of the level of inputs used as of August 31, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total

Common Stock	$460,475	$–	$–	$460,475
Exchange Traded Fund	974	–	–	974
Warrant	–	108	–	108
Rights	–	16	–	16
Affiliated Partnership	–	69,889	–	69,889
Cash Equivalent	18,915	–	–	18,915

Total Investments in Securities	$480,364	$70,013	$–	$550,377

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Futures Contracts *
Unrealized Appreciation	$72	$–	$–	$72

Total Other Financial Instruments	$72	$–	$–	$72

(1) A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

* Futures contracts valued at the unrealized appreciation on the instrument.

For the period ended August 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2018, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

10	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Small Cap II Fund (Continued)

The following is a summary of the transactions with affiliates for the period ended August 31, 2018 ($ Thousands):

Security Description	Value 5/31/2018	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2018	Dividend Income

SEI Liquidity Fund, L.P.	$ 83,111	$ 40,490	$ (53,712)	$ —	$ —	$ 69,889	$ 80
SEI Daily Income Trust, Government Fund, CI F	28,708	48,318	(58,111)	—	—	18,915	61

Totals	$ 111,819	$ 88,808	$ (111,823)	$ —	$ —	$ 88,804	$ 141

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	11

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Small/Mid Cap Equity Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.0%
Consumer Discretionary — 14.7%
1-800-Flowers.com Inc, Cl A *	76,192	$918
Aaron’s Inc	17,074	849
Abercrombie & Fitch Co, Cl A (A)	7,300	158
Acushnet Holdings Corp	4,769	129
AMC Networks Inc, Cl A *(A)	33,600	2,110
American Eagle Outfitters Inc	138,394	3,593
American Public Education Inc *	32,592	1,133
America’s Car-Mart Inc/TX *	4,966	414
Aramark	30,537	1,254
Bassett Furniture Industries Inc	8,378	196
Big Lots Inc (A)	60,348	2,598
Biglari Holdings Inc, Cl B *	1,422	281
BJ’s Restaurants Inc	21,520	1,629
Bloomin’ Brands Inc	44,400	857
BorgWarner Inc	42,700	1,869
Bright Horizons Family Solutions Inc *	55,310	6,606
Brinker International Inc (A)	22,526	997
Brunswick Corp/DE	23,079	1,533
Burlington Stores Inc *	10,870	1,828
Caesars Entertainment Corp *(A)	117,051	1,194
Caleres Inc	27,780	1,125
Cambium Learning Group Inc *	28,726	384
Canada Goose Holdings Inc *	66,070	4,022
Carriage Services Inc, Cl A	1,968	45
Carrols Restaurant Group Inc *	18,916	299
Carter’s Inc	51,652	5,472
Cato Corp/The, Cl A	12,916	277
Chegg Inc *(A)	10,370	336
Chico’s FAS Inc	31,093	284
Children’s Place Inc/The (A)	16,240	2,286
Cinemark Holdings Inc (A)	121,754	4,544
Citi Trends Inc	50,267	1,555
Columbia Sportswear Co	11,887	1,078
Conn’s Inc *	72,433	2,970
Cooper Tire & Rubber Co (A)	27,500	793
Cooper-Standard Holdings Inc *	15,056	2,084
Deckers Outdoor Corp *	13,329	1,624
Del Frisco’s Restaurant Group Inc *	52,456	496
Del Taco Restaurants Inc *	20,018	259
Denny’s Corp *	9,627	145
Dick’s Sporting Goods Inc (A)	85,041	3,184
Dillard’s Inc, Cl A (A)	21,755	1,710
Dine Brands Global Inc (A)	10,195	850
DSW Inc, Cl A	18,964	631
Dunkin’ Brands Group Inc (A)	46,168	3,365
El Pollo Loco Holdings Inc *	4,980	59
Eldorado Resorts Inc *(A)	106,420	5,113
Entravision Communications Corp, Cl A	72,151	379
Ethan Allen Interiors Inc	25,500	567
Express Inc *	66,800	750
Five Below Inc *	14,450	1,683

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Foot Locker Inc	70,313	$3,466
Fossil Group Inc *(A)	5,462	124
Fox Factory Holding Corp *	60,825	4,018
GameStop Corp, Cl A (A)	37,900	503
Gannett Co Inc (A)	62,400	641
G-III Apparel Group Ltd *	41,184	1,873
Goodyear Tire & Rubber Co/The	69,900	1,586
Graham Holdings Co, Cl B	1,267	713
Grand Canyon Education Inc *	54,408	6,482
Group 1 Automotive Inc	14,300	1,102
Guess? Inc	2,104	52
H&R Block Inc	2,086	56
Hanesbrands Inc (A)	335,836	5,891
Harley-Davidson Inc	36,500	1,556
Haverty Furniture Cos Inc	84,447	1,866
Helen of Troy Ltd *	13,107	1,559
Hibbett Sports Inc *(A)	24,957	513
Hudson Ltd, Cl A *	102,485	2,111
Hyatt Hotels Corp, Cl A	1,081	84
ILG Inc	7,970	272
Jack in the Box Inc	36,254	3,286
Johnson Outdoors Inc, Cl A	7,339	743
K12 Inc *	66,107	1,095
Kimball International Inc, Cl B	18,127	317
Kirkland’s Inc *	3,642	33
Kohl’s Corp	65,125	5,152
Lands’ End Inc *(A)	6,667	171
Lear Corp	18,000	2,920
Lithia Motors Inc, Cl A	27,112	2,342
M/I Homes Inc *	14,679	380
MDC Holdings Inc	57,500	1,823
Michael Kors Holdings Ltd *	72,930	5,296
Modine Manufacturing Co *	5,828	98
Monarch Casino & Resort Inc *	4,505	212
Monro Inc (A)	68,896	4,888
Movado Group Inc	3,699	158
MSG Networks Inc *	7,877	191
Murphy USA Inc *(A)	16,400	1,361
National CineMedia Inc	338,884	3,084
Nautilus Inc *	76,923	1,127
Nexstar Media Group Inc, Cl A	12,219	1,002
Office Depot Inc	186,100	623
Ollie’s Bargain Outlet Holdings Inc *(A)	42,095	3,666
Penn National Gaming Inc *	38,240	1,318
Perry Ellis International Inc *	9,819	270
Planet Fitness Inc, Cl A *	119,260	6,126
PlayAGS Inc *	75,792	2,428
Polaris Industries Inc (A)	44,812	4,860
PulteGroup Inc	68,200	1,906
PVH Corp	2,510	359
Ralph Lauren Corp, Cl A	3,228	429
RCI Hospitality Holdings Inc	26,274	852

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Red Robin Gourmet Burgers Inc *	6,548	$270
Rocky Brands Inc	16,492	497
Roku Inc, Cl A *(A)	11,745	699
Sally Beauty Holdings Inc *(A)	392,599	6,046
ServiceMaster Global Holdings Inc *	151,701	9,143
Shoe Carnival Inc	5,978	266
Six Flags Entertainment Corp	70,380	4,754
Skechers U.S.A. Inc, Cl A *	222,777	6,567
Sonic Automotive Inc, Cl A	60,600	1,303
Stoneridge Inc *	21,522	644
Strategic Education Inc	22,763	3,159
Taylor Morrison Home Corp, Cl A *	3,348	65
TEGNA Inc	202,117	2,353
Tenneco Inc	31,200	1,335
Texas Roadhouse Inc, Cl A	56,135	3,871
Tilly’s Inc, Cl A *	69,602	1,637
Toll Brothers Inc	32,700	1,185
Tower International Inc	40,264	1,361
Town Sports International Holdings Inc *	3,325	30
Under Armour Inc, Cl C *(A)	132,771	2,519
Vera Bradley Inc *	43,173	633
Weight Watchers International Inc *(A)	14,210	1,064
Wendy’s Co/The	102,410	1,808
Whirlpool Corp	11,600	1,450
William Lyon Homes, Cl A *	35,451	694
Williams-Sonoma Inc (A)	27,600	1,938
Wolverine World Wide Inc	87,534	3,430
Wyndham Destinations Inc	35,082	1,551
Wyndham Hotels & Resorts Inc	29,607	1,680
ZAGG Inc *	8,838	143
Zumiez Inc *	10,747	335

		233,929

Consumer Staples — 2.5%
Bunge Ltd	12,800	832
Cal-Maine Foods Inc	977	48
Casey’s General Stores Inc (A)	19,860	2,267
Central Garden & Pet Co, Cl A *(A)	135,490	5,153
Energizer Holdings Inc	13,971	888
Flowers Foods Inc	2,665	54
Herbalife Nutrition Ltd *	6,816	386
Hostess Brands Inc, Cl A *	384,800	4,525
Ingles Markets Inc, Cl A	23,000	827
Ingredion Inc	5,891	595
Lamb Weston Holdings Inc	47,990	3,244
MGP Ingredients Inc (A)	500	39
Nu Skin Enterprises Inc, Cl A	3,083	245
Performance Food Group Co *	33,574	1,111
Pilgrim’s Pride Corp *	77,000	1,424
Pinnacle Foods Inc	79,593	5,287
Post Holdings Inc *	17,773	1,729
Sanderson Farms Inc (A)	16,577	1,753

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Seaboard Corp	110	$405
SpartanNash Co	48,233	1,030
Spectrum Brands Holdings Inc	37,621	3,267
SUPERVALU Inc *	19,357	625
Universal Corp/VA	17,300	1,035
US Foods Holding Corp *	29,563	963
Weis Markets Inc (A)	34,100	1,589

		39,321

Energy — 4.0%
Abraxas Petroleum Corp *	123,110	277
Antero Resources Corp *	16,212	300
Apergy Corp *	18,932	856
Arch Coal Inc (A)	21,331	1,891
Ardmore Shipping Corp *	6,357	45
Bonanza Creek Energy Inc *	51,917	1,609
C&J Energy Services Inc *	45,882	961
Callon Petroleum Co *	143,140	1,617
Carrizo Oil & Gas Inc *	140,909	3,413
CNX Resources Corp *	55,447	884
Delek US Holdings Inc	90,190	4,915
Energen Corp *	18,705	1,451
Exterran Corp *	1,738	48
Extraction Oil & Gas Inc *	95,003	1,097
Gulfport Energy Corp *	168,244	1,979
Helmerich & Payne Inc	2,161	142
HollyFrontier Corp	40,966	3,053
Keane Group Inc *	27,204	334
Kosmos Energy Ltd *	32,245	291
Laredo Petroleum *	66,387	550
Matrix Service Co *	80,840	1,690
McDermott International Inc *	25,330	490
Midstates Petroleum Co Inc *	56,328	655
Murphy Oil Corp	22,259	686
Newfield Exploration Co *	85,570	2,334
Northern Oil and Gas Inc *	36,463	126
Ocean Rig UDW Inc, Cl A *	22,925	621
Overseas Shipholding Group Inc, Cl A *	64,598	222
Par Pacific Holdings Inc *	12,761	259
Parsley Energy Inc, Cl A *	160,121	4,447
Patterson-UTI Energy Inc	86,852	1,488
PBF Energy Inc, Cl A	70,281	3,649
PDC Energy Inc *	29,646	1,562
Peabody Energy Corp	31,823	1,315
Pioneer Energy Services Corp *	31,646	101
QEP Resources Inc *	21,917	219
Range Resources Corp	3,243	53
Renewable Energy Group Inc *	19,234	518
REX American Resources Corp *	5,994	483
RigNet Inc *	100,579	1,639
SandRidge Energy Inc *	12,683	201
Southwestern Energy Co *	45,412	255

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
SRC Energy Inc *	172,300	$1,604
Transocean Ltd *(A)	95,461	1,156
Ultra Petroleum Corp *(A)	157,181	206
US Silica Holdings Inc (A)	38,200	809
Viper Energy Partners LP (B)	17,803	693
W&T Offshore Inc *	315,982	2,139
Whiting Petroleum Corp *	8,955	456
WildHorse Resource Development Corp *(A)	21,945	477
World Fuel Services Corp	27,300	765
WPX Energy Inc *	371,921	7,093

		64,124

Financials — 14.9%
1st Source Corp	15,364	860
Affiliated Managers Group Inc	19,689	2,876
AG Mortgage Investment Trust Inc ‡	69,000	1,297
AGNC Investment Corp ‡	120,966	2,301
Ally Financial Inc	160,080	4,303
Ambac Financial Group Inc *	2,209	47
American Equity Investment Life Holding Co	68,619	2,545
American Financial Group Inc/OH	39,084	4,352
Annaly Capital Management Inc ‡	200,800	2,132
Ares Capital Corp	53,000	925
Argo Group International Holdings Ltd	12,060	768
Arthur J Gallagher & Co	18,305	1,321
Associated Banc-Corp	108,300	2,951
Assurant Inc	15,000	1,542
Assured Guaranty Ltd	45,547	1,856
Atlantic Capital Bancshares Inc *	2,103	38
Axis Capital Holdings Ltd	44,362	2,552
BancFirst Corp	9,385	599
Banco Latinoamericano de Comercio Exterior SA, Cl E	65,100	1,346
Bank of Marin Bancorp	8,594	758
Bank OZK	35,818	1,449
BankUnited Inc	86,585	3,359
BGC Partners Inc, Cl A	305,191	3,790
Blackstone Mortgage Trust Inc, Cl A ‡	7,527	256
Blucora Inc *	15,628	566
BOK Financial Corp	388	40
Brighthouse Financial Inc *	9,038	375
Brown & Brown Inc	63,489	1,935
Bryn Mawr Bank Corp	7,716	377
Camden National Corp	7,562	346
Carolina Financial Corp	21,541	886
Central Pacific Financial Corp	62,295	1,765
Chimera Investment Corp ‡	80,224	1,495
CIT Group Inc	92,350	5,009
City Holding Co (A)	7,504	608
CNA Financial Corp	29,800	1,338
CNO Financial Group Inc	158,545	3,426
CoBiz Financial Inc	10,538	243

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Columbia Banking System Inc	105,968	$4,477
Comerica Inc	12,906	1,258
Commerce Bancshares Inc/MO	7,693	547
Community Trust Bancorp Inc	31,917	1,577
Credit Acceptance Corp *(A)	3,529	1,612
Customers Bancorp Inc *	6,272	155
Dime Community Bancshares Inc	82,091	1,490
Donnelley Financial Solutions Inc *	5,407	113
E*TRADE Financial Corp *	39,612	2,332
Employers Holdings Inc	19,932	914
Enstar Group Ltd *	1,883	402
Enterprise Financial Services Corp	22,662	1,276
Equity Bancshares Inc, Cl A *	2,160	88
Erie Indemnity Co, Cl A	1,038	128
Evercore Inc, Cl A	28,270	3,001
Everest Re Group Ltd	17,288	3,856
FB Financial Corp	11,185	492
Federal Agricultural Mortgage Corp, Cl C	3,600	277
FedNat Holding Co	8,201	216
Fidelity Southern Corp	7,671	186
Financial Institutions Inc	21,781	704
First American Financial Corp	61,072	3,473
First BanCorp/Puerto Rico *	18,073	158
First Bancorp/Southern Pines NC	5,965	249
First Bancshares Inc/The	2,661	109
First Busey Corp	8,183	262
First Citizens BancShares Inc/NC, Cl A	3,091	1,468
First Defiance Financial Corp	44,553	1,425
First Financial Corp/IN	8,047	414
First Merchants Corp	48,799	2,348
First of Long Island Corp/The	9,282	202
Flushing Financial Corp	68,552	1,777
FNB Corp/PA (Pennsylvania)	238,577	3,209
Fulton Financial Corp	136,625	2,487
Genworth Financial Inc, Cl A *	35,741	166
Great Southern Bancorp Inc	12,552	744
Green Dot Corp, Cl A *	19,870	1,702
Guaranty Bancorp	6,491	203
Hancock Whitney Corp	23,500	1,211
Hanmi Financial Corp	66,123	1,726
Hanover Insurance Group Inc/The	13,813	1,692
Heartland Financial USA Inc	7,002	426
Heritage Commerce Corp	32,949	522
Home BancShares Inc/AR	65,849	1,542
HomeStreet Inc *	23,100	680
Horizon Bancorp Inc/IN	15,715	321
IBERIABANK Corp	21,727	1,883
Independent Bank Corp/MI	53,804	1,342
International Bancshares Corp	3,227	151
INTL. FCStone Inc *	6,135	342
Investment Technology Group Inc	3,658	80
Kemper Corp	19,260	1,567

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
KeyCorp	98,500	$2,075
Lakeland Bancorp Inc	2,459	47
Lakeland Financial Corp	7,614	375
Lazard Ltd, Cl A (B)	53,900	2,595
Legg Mason Inc	53,100	1,657
Lincoln National Corp	37,500	2,459
LPL Financial Holdings Inc	106,752	7,071
Maiden Holdings Ltd	64,800	246
MB Financial Inc	40,821	1,978
Mercantile Bank Corp	12,140	430
Meridian Bancorp Inc	7,881	141
MFA Financial Inc ‡	219,546	1,682
MGIC Investment Corp *	238,453	3,033
MTGE Investment Corp ‡	66,700	1,307
National Commerce Corp *	2,286	101
National General Holdings Corp	80,378	2,195
National Western Life Group Inc, Cl A	1,656	540
Navient Corp	73,700	1,005
Nelnet Inc, Cl A	27,000	1,557
New Residential Investment Corp ‡	18,942	352
Oaktree Specialty Lending Corp	164,900	838
OFG Bancorp (A)	77,700	1,259
Old Republic International Corp	3,762	83
Oppenheimer Holdings Inc, Cl A	24,493	764
Oritani Financial Corp	18,377	298
PacWest Bancorp	190,367	9,612
Peapack Gladstone Financial Corp	18,723	626
PennyMac Financial Services Inc, Cl A *	11,279	239
Piper Jaffray Cos	17,587	1,354
PJT Partners Inc	96	6
Popular Inc	8,519	429
Primerica Inc	8,297	1,014
Prospect Capital Corp (A)	159,000	1,192
QCR Holdings Inc	16,805	731
Raymond James Financial Inc	12,146	1,130
Regional Management Corp *	21,239	708
Regions Financial Corp	142,400	2,771
Reinsurance Group of America Inc, Cl A	23,208	3,315
RenaissanceRe Holdings Ltd	4,573	608
Republic Bancorp Inc/KY, Cl A	31,200	1,517
S&T Bancorp Inc	4,050	189
Safety Insurance Group Inc	6,814	659
Sandy Spring Bancorp Inc	14,520	566
Santander Consumer USA Holdings Inc	6,937	150
Signature Bank/New York NY	8,041	931
South State Corp	30,890	2,547
Starwood Property Trust Inc ‡	246,513	5,431
State Bank Financial Corp	3,963	129
Sterling Bancorp/DE	48,819	1,116
Stewart Information Services Corp	1,763	79
Stifel Financial Corp	39,106	2,185
Stock Yards Bancorp Inc	2,127	82

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Synovus Financial Corp	79,152	$3,962
TCF Financial Corp	131,105	3,324
Third Point Reinsurance Ltd *	11,353	152
Tompkins Financial Corp	610	54
Torchmark Corp	23,856	2,097
TriCo Bancshares	18,321	712
TriState Capital Holdings Inc *	6,032	179
Triumph Bancorp Inc *	9,353	397
TrustCo Bank Corp NY	80,877	748
Two Harbors Investment Corp ‡	72,526	1,133
United Community Banks Inc/GA	122,475	3,716
United Financial Bancorp Inc	5,595	99
United Fire Group Inc	2,432	120
Universal Insurance Holdings Inc (A)	43,100	1,922
Unum Group	68,500	2,526
Voya Financial Inc	44,283	2,217
Walker & Dunlop Inc	793	43
Washington Federal Inc	40,600	1,384
Washington Trust Bancorp Inc	710	43
Waterstone Financial Inc	30,761	520
WesBanco Inc	30,800	1,520
Western Alliance Bancorp *	32,889	1,896
Wintrust Financial Corp	57,693	5,109
WisdomTree Investments Inc (A)	298,538	2,454
World Acceptance Corp *	1,000	119
Zions Bancorporation	116,034	6,183

		237,647

Health Care — 13.9%
Acadia Healthcare Co Inc *	38,187	1,586
Acorda Therapeutics Inc *	8,052	232
Aerie Pharmaceuticals Inc *(A)	4,135	254
Agios Pharmaceuticals Inc *(A)	35,259	2,846
AMAG Pharmaceuticals Inc *	93,055	2,271
Amedisys Inc *	12,305	1,538
AngioDynamics Inc *	3,367	75
Array BioPharma Inc *	90,740	1,413
Atara Biotherapeutics Inc *(A)	40,574	1,662
athenahealth Inc *	19,644	3,023
Avanos Medical Inc *	21,685	1,563
AxoGen Inc *(A)	49,812	2,184
Bio-Rad Laboratories Inc, Cl A *	6,519	2,121
BioTelemetry Inc *	64,241	3,970
Blueprint Medicines Corp *	12,970	994
Brookdale Senior Living Inc, Cl A *	82,931	823
Bruker Corp	18,478	657
Cambrex Corp *	15,805	1,065
Cantel Medical Corp	9,652	936
CareDx Inc *	26,574	646
Catalent Inc *	34,239	1,431
Catalyst Biosciences Inc *	3,871	42
Cellectis SA ADR *	23,870	703

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Centene Corp *	24,200	$3,545
Cerus Corp *	7,378	57
Charles River Laboratories International Inc *	9,067	1,120
Civitas Solutions Inc *	12,169	195
Concert Pharmaceuticals Inc *	15,032	237
CONMED Corp	7,846	631
Cooper Cos Inc/The	10,444	2,671
Cross Country Healthcare Inc *	19,531	196
DBV Technologies SA ADR *	89,679	1,994
DexCom Inc *	26,016	3,756
Dynavax Technologies Corp *(A)	42,710	592
Eagle Pharmaceuticals Inc/DE *(A)	800	55
Encompass Health Corp	48,192	3,932
Endologix Inc *(A)	314,702	724
Envision Healthcare Corp *	7,109	322
Evolent Health Inc, Cl A *(A)	39,445	1,006
Exact Sciences Corp *(A)	82,938	6,211
FibroGen Inc *	4,895	299
Haemonetics Corp *	19,965	2,229
HealthEquity Inc *	17,224	1,623
Heron Therapeutics Inc *	64,974	2,505
Hill-Rom Holdings Inc	18,333	1,783
ICON PLC *	10,620	1,583
ICU Medical Inc *	4,685	1,434
Immunomedics Inc *(A)	145,577	3,896
Inogen Inc *	17,697	4,688
Insulet Corp *	70,862	7,389
Integer Holdings Corp *	48,482	3,874
Integra LifeSciences Holdings Corp *	45,490	2,705
Jazz Pharmaceuticals PLC *	16,750	2,863
K2M Group Holdings Inc *	63,904	1,747
Lannett Co Inc *(A)	35,947	192
Lantheus Holdings Inc *	52,798	850
LifePoint Health Inc *	44,700	2,879
Ligand Pharmaceuticals Inc *(A)	47,134	12,240
LivaNova PLC *	19,451	2,442
Loxo Oncology Inc *(A)	12,385	2,093
Luminex Corp	14,771	417
Magellan Health Inc *	20,246	1,488
Mallinckrodt PLC *(A)	34,400	1,185
Masimo Corp *	19,273	2,272
Medidata Solutions Inc *(A)	79,928	6,792
MEDNAX Inc *	88,992	4,214
Medpace Holdings Inc *	39,525	2,363
Meridian Bioscience Inc	25,609	402
Merit Medical Systems Inc *	64,125	3,774
Molina Healthcare Inc *(A)	25,010	3,451
Myriad Genetics Inc *	8,736	435
National HealthCare Corp	2,150	166
NeoGenomics Inc *	133,613	1,851
Neurocrine Biosciences Inc *	31,547	3,879

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Nevro Corp *	36,948	$2,491
Novocure Ltd *	32,090	1,446
Omnicell Inc *	104,892	7,211
Orthofix Medical Inc *	22,360	1,198
Owens & Minor Inc (A)	56,000	951
Pacira Pharmaceuticals Inc/DE *	20,005	943
Perrigo Co PLC	14,424	1,104
Phibro Animal Health Corp, Cl A	36,783	1,736
PRA Health Sciences Inc *	43,840	4,629
Prestige Consumer Healthcare Inc *(A)	93,398	3,596
PTC Therapeutics Inc *	10,540	440
QIAGEN NV *	56,672	2,209
Quality Systems Inc *	5,420	124
Quidel Corp *	63,810	4,906
R1 RCM Inc *	5,410	54
Retrophin Inc *	34,223	1,085
Revance Therapeutics Inc *	60,305	1,652
Sarepta Therapeutics Inc *(A)	7,720	1,066
Seattle Genetics Inc *	13,505	1,037
Sientra Inc *	101,050	2,538
STERIS PLC	39,032	4,466
Supernus Pharmaceuticals Inc *	26,670	1,181
Syneos Health Inc, Cl A *	140,933	7,026
Teladoc Health Inc *(A)	56,360	4,371
Triple-S Management Corp, Cl B *	43,398	945
United Therapeutics Corp *	30,818	3,790
Utah Medical Products Inc	3,357	305
Veeva Systems Inc, Cl A *	14,760	1,540
WellCare Health Plans Inc *	13,575	4,107
West Pharmaceutical Services Inc	7,670	898

		220,327

Industrials — 16.7%
AAR Corp	5,364	250
ABM Industries Inc (A)	138,545	4,395
Acuity Brands Inc	19,431	2,970
Aerojet Rocketdyne Holdings Inc *	25,889	909
AGCO Corp	12,700	758
Air Transport Services Group Inc *	108,080	2,199
Aircastle Ltd	56,900	1,190
Alamo Group Inc	3,317	316
Alaska Air Group Inc	11,221	757
Allegion PLC	40,305	3,515
Allison Transmission Holdings Inc, Cl A	70,600	3,506
AO Smith Corp	6,601	383
Apogee Enterprises Inc	38,903	1,915
ASGN Inc *	74,136	6,864
Axon Enterprise Inc *(A)	4,051	277
BMC Stock Holdings Inc *	5,892	133
Briggs & Stratton Corp	71,606	1,444
Brink’s Co/The	26,377	1,981
BWX Technologies Inc	32,379	1,985

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Carlisle Cos Inc	1,531	$194
CBIZ Inc *	7,656	183
Chart Industries Inc *	17,805	1,345
Cimpress NV *(A)	17,650	2,471
Clean Harbors Inc *	93,316	6,401
Columbus McKinnon Corp/NY	2,184	93
Costamare Inc (A)	86,039	605
Covenant Transportation Group Inc, Cl A *	18,342	548
CRA International Inc	17,707	1,012
Crane Co	3,919	358
Curtiss-Wright Corp	6,153	824
Deluxe Corp	35,400	2,096
Ducommun Inc *	7,192	293
Dun & Bradstreet Corp/The	3,999	572
Dycom Industries Inc *	25,357	2,128
EMCOR Group Inc	32,696	2,619
Encore Wire Corp	1,400	70
EnerSys	5,193	431
Ennis Inc	99,553	2,170
Esterline Technologies Corp *	9,801	842
Evoqua Water Technologies Corp *	129,041	2,501
Exponent Inc	61,670	3,228
Federal Signal Corp	3,343	87
Flowserve Corp	22,075	1,151
Fortress Transportation & Infrastructure Investors LLC (B)	130,643	2,365
Forward Air Corp	65,101	4,183
FTI Consulting Inc *	741	56
Genco Shipping & Trading Ltd *	17,831	245
Genesee & Wyoming Inc, Cl A *	76,488	6,723
Global Brass & Copper Holdings Inc	41,668	1,606
GMS Inc *	31,796	790
Gorman-Rupp Co/The	11,823	433
Granite Construction Inc	23,323	1,065
Greenbrier Cos Inc/The (A)	36,400	2,111
HD Supply Holdings Inc *	12,636	576
Heartland Express Inc (A)	251,331	5,140
HEICO Corp, Cl A	33,789	2,517
Heritage-Crystal Clean Inc *	2,294	53
Hexcel Corp	14,515	960
Hub Group Inc, Cl A *	942	50
Huntington Ingalls Industries Inc	16,587	4,055
Hyster-Yale Materials Handling Inc	2,982	184
ICF International Inc	26,100	2,131
Interface Inc, Cl A	2,754	65
ITT Inc	35,591	2,104
JetBlue Airways Corp *	172,914	3,299
John Bean Technologies Corp	68,494	8,103
Kaman Corp	31,280	2,040
KAR Auction Services Inc	117,320	7,355
KBR Inc	61,500	1,290
Kennametal Inc	106,167	4,336

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Kirby Corp *	87,960	$7,679
KLX Inc *	4,139	306
Knight-Swift Transportation Holdings Inc, Cl A (A)	34,688	1,184
LSC Communications Inc	5,407	66
Lydall Inc *	1,058	45
Manitowoc Co Inc/The *	32,637	757
ManpowerGroup Inc	41,283	3,869
Marten Transport Ltd	20,962	462
MasTec Inc *	44,301	1,940
Mercury Systems Inc *	52,995	2,889
Meritor Inc *	158,002	3,422
Middleby Corp/The *(A)	36,851	4,479
Milacron Holdings Corp *	2,456	52
Moog Inc, Cl A	4,432	350
MSC Industrial Direct Co Inc, Cl A	66,300	5,667
Multi-Color Corp (A)	90,107	5,564
National Presto Industries Inc	1,708	226
Navistar International Corp *	15,072	657
Nexeo Solutions Inc *	2,735	27
NV5 Global Inc *	27,315	2,416
nVent Electric PLC	29,183	820
Old Dominion Freight Line Inc	6,959	1,061
Oshkosh Corp	40,236	2,827
Owens Corning	69,099	3,912
Pitney Bowes Inc	103,400	751
Primoris Services Corp	26,823	672
Proto Labs Inc *(A)	37,975	5,903
Quanta Services Inc *	4,376	151
Regal Beloit Corp	26,000	2,176
Resources Connection Inc	15,447	256
Ritchie Bros Auctioneers Inc	73,504	2,801
RR Donnelley & Sons Co	85,200	431
Rush Enterprises Inc, Cl A	6,999	301
Ryder System Inc	18,944	1,456
Saia Inc *	11,534	914
Sensata Technologies Holding PLC *	164,621	8,717
Simpson Manufacturing Co Inc	13,780	1,058
SiteOne Landscape Supply Inc *(A)	22,295	2,015
SkyWest Inc	43,751	2,857
SP Plus Corp *	45,315	1,763
Sparton Corp *	5,720	73
Spirit AeroSystems Holdings Inc, Cl A	51,500	4,403
Standex International Corp	2,038	220
Teledyne Technologies Inc *	18,598	4,413
Tennant Co	53,607	4,104
Terex Corp	12,518	485
Timken Co/The	55,038	2,678
TriNet Group Inc *	133,509	7,886
Trinity Industries Inc	74,414	2,667
Triumph Group Inc (A)	25,600	532
TrueBlue Inc *	4,182	123

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
UniFirst Corp/MA	10,176	$1,885
United Rentals Inc *	14,800	2,307
USA Truck Inc *	15,471	339
USG Corp *	7,487	323
Vectrus Inc *	69,354	2,276
Viad Corp	5,891	363
VSE Corp	4,580	177
Wabash National Corp (A)	57,200	1,043
Wabtec Corp/DE (A)	20,551	2,226
WageWorks Inc *	56,225	3,008
Watts Water Technologies Inc, Cl A	17,046	1,405
Werner Enterprises Inc	6,575	244
WESCO International Inc *	8,908	545
Willscot Corp, Cl A *	88,713	1,548
Woodward Inc	44,736	3,604
XPO Logistics Inc *	13,845	1,475
YRC Worldwide Inc *	127,730	1,222

		266,277

Information Technology — 17.0%
2U Inc *(A)	59,133	5,284
3D Systems Corp *(A)	128,385	2,613
ACI Worldwide Inc *	178,536	5,072
Acxiom Corp *	41,988	1,918
Advanced Energy Industries Inc *	24,000	1,430
Advanced Micro Devices Inc *(A)	36,665	923
Alpha & Omega Semiconductor Ltd *	50,667	720
Altair Engineering Inc, Cl A *	81,705	3,413
Amkor Technology Inc *	247,965	2,165
Apptio Inc, Cl A *	38,675	1,501
Arrow Electronics Inc *	19,578	1,518
Aspen Technology Inc *	10,749	1,240
Avnet Inc	36,900	1,786
AVX Corp	9,190	194
Axcelis Technologies Inc *	15,698	317
Belden Inc (A)	58,304	4,240
Benchmark Electronics Inc	904	23
Blackline Inc *	36,070	1,903
Box Inc, Cl A *	64,230	1,577
CACI International Inc, Cl A *	9,183	1,791
CalAmp Corp *	85,783	2,016
Carbonite Inc *	58,906	2,448
CDW Corp/DE	49,541	4,338
ChannelAdvisor Corp *	117,718	1,536
Ciena Corp *	98,316	3,105
Cirrus Logic Inc *	37,100	1,631
Cohu Inc	998	26
CommScope Holding Co Inc *	37,124	1,176
Comtech Telecommunications Corp	9,457	339
Control4 Corp *	3,511	114
Convergys Corp	94,058	2,326
Cornerstone OnDemand Inc *	112,163	6,344

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Coupa Software Inc *	26,229	$1,881
Cree Inc *	15,124	728
CTS Corp	3,661	135
CyberArk Software Ltd *(A)	49,550	3,737
Cypress Semiconductor Corp	214,255	3,687
Descartes Systems Group Inc/The *	46,139	1,615
Diodes Inc *	8,278	314
Dolby Laboratories Inc, Cl A	5,465	384
eGain Corp *	35,863	513
Electro Scientific Industries Inc *(A)	12,439	273
Entegris Inc	35,660	1,209
Etsy Inc *	32,930	1,603
Euronet Worldwide Inc *	40,065	3,918
Everbridge Inc *(A)	77,280	4,653
EVERTEC Inc	89,086	2,143
F5 Networks Inc *	12,300	2,326
FireEye Inc *	223,481	3,710
First Solar Inc *	14,903	776
Five9 Inc *	52,368	2,516
Flex Ltd *	100,700	1,389
FLIR Systems Inc	42,691	2,678
Fortinet Inc *	6,295	527
Gartner Inc *	17,197	2,575
Genpact Ltd	2,070	63
GoDaddy Inc, Cl A *	22,635	1,844
GrubHub Inc *	6,585	949
Hackett Group Inc/The	13,749	281
IAC/InterActiveCorp *	46,108	9,092
II-VI Inc *	6,490	323
Insight Enterprises Inc *	36,650	2,021
Integrated Device Technology Inc *	14,144	601
InterXion Holding NV *	79,005	5,209
j2 Global Inc	65,322	5,394
Jabil Inc	92,935	2,747
Juniper Networks Inc	115,900	3,295
Keysight Technologies Inc *	12,898	837
Kimball Electronics Inc *	13,030	258
Kulicke & Soffa Industries Inc	103,096	2,659
Leidos Holdings Inc	25,880	1,832
Limelight Networks Inc *	93,772	475
Littelfuse Inc	5,514	1,233
LogMeIn Inc	72,138	6,200
ManTech International Corp/VA, Cl A	33,655	2,232
Marvell Technology Group Ltd	68,086	1,408
MAXIMUS Inc	18,667	1,241
Mellanox Technologies Ltd *	10,720	892
MicroStrategy Inc, Cl A *	6,311	940
MINDBODY Inc, Cl A *	18,515	687
MoneyGram International Inc *	32,075	209
Monolithic Power Systems Inc	25,190	3,775
Monotype Imaging Holdings Inc	33,401	688
NCR Corp *	105,543	2,998

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
New Relic Inc *	7,370	$757
Nice Ltd ADR *(A)	6,220	719
Novanta Inc *	51,495	3,945
Nuance Communications Inc *	101,899	1,663
Nutanix Inc, Cl A *	20,140	1,134
NVE Corp	1,651	188
ON Semiconductor Corp *	142,200	3,035
Pandora Media Inc *(A)	106,815	987
Park Electrochemical Corp	7,322	157
Paylocity Holding Corp *	10,615	843
PC Connection Inc	7,780	309
Perficient Inc *	95,465	2,743
Perspecta Inc	10,323	240
Photronics Inc *	68,510	733
Plexus Corp *	17,407	1,102
Presidio Inc *(A)	189,047	2,858
Proofpoint Inc *	31,575	3,746
PTC Inc *	4,605	460
Q2 Holdings Inc *	40,515	2,524
QAD Inc, Cl A	3,559	216
RealPage Inc *	58,958	3,679
Ribbon Communications Inc *	37,833	262
RingCentral Inc, Cl A *	72,135	6,719
Rosetta Stone Inc *	3,582	57
Rudolph Technologies Inc *	9,231	257
Sanmina Corp *	58,700	1,808
ScanSource Inc *	7,369	300
Seagate Technology PLC	44,900	2,404
Semtech Corp *	24,360	1,455
Shutterstock Inc *(A)	91,952	5,061
Silicon Motion Technology Corp ADR	70,148	4,132
SS&C Technologies Holdings Inc	103,972	6,170
Stratasys Ltd *(A)	64,883	1,619
Switch Inc, Cl A (A)	371,272	4,292
Sykes Enterprises Inc *	26,507	802
Synaptics Inc *(A)	20,648	996
SYNNEX Corp	2,220	215
Syntel Inc *	223	9
Systemax Inc	24,697	901
Tech Data Corp *	33,449	2,433
Teradyne Inc	46,128	1,900
Trade Desk Inc/The, Cl A *(A)	4,490	637
Travelport Worldwide Ltd	54,231	1,007
Trimble Inc *	192,095	8,087
TTM Technologies Inc *(A)	162,491	3,039
Twilio Inc, Cl A *	18,515	1,493
Tyler Technologies Inc *	6,159	1,521
Ultra Clean Holdings Inc *	6,986	107
Upland Software Inc *	39,120	1,456
USA Technologies Inc *	102,510	1,666
Varonis Systems Inc *	40,690	3,007
Vishay Precision Group Inc *	10,036	435

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Western Digital Corp	10,300	$651
Western Union Co/The (A)	80,800	1,529
Xcerra Corp *	507	7
Xerox Corp	7,016	195
XO Group Inc *	4,487	135
Zendesk Inc *	46,840	3,227
Zynga Inc, Cl A *	98,742	411

		271,140

Materials — 4.3%
AdvanSix Inc *	39,646	1,342
Alcoa Corp *	7,495	335
Allegheny Technologies Inc *(A)	50,229	1,358
Ashland Global Holdings Inc	28,685	2,415
Bemis Co Inc	30,562	1,506
Boise Cascade Co	3,139	137
Cabot Corp	57,931	3,761
Carpenter Technology Corp	18,177	1,085
Chemours Co/The	31,400	1,369
Crown Holdings Inc *	37,300	1,597
Domtar Corp	36,200	1,843
Eastman Chemical Co	38,300	3,716
Ferro Corp *	47,893	1,051
Ferroglobe *	141,200	—
FMC Corp	64,941	5,549
FutureFuel Corp	53,840	798
Graphic Packaging Holding Co	222,133	3,159
Hawkins Inc	3,224	133
Huntsman Corp	110,424	3,367
Ingevity Corp *	48,120	4,861
Innophos Holdings Inc	3,308	145
Kaiser Aluminum Corp	7,848	860
Koppers Holdings Inc *	1,430	51
Kraton Corp *	979	46
Louisiana-Pacific Corp	9,465	276
Materion Corp	22,804	1,455
Orion Engineered Carbons SA	36,611	1,318
Owens-Illinois Inc *	95,900	1,694
PH Glatfelter Co	39,200	754
Platform Specialty Products Corp *	70,954	941
Reliance Steel & Aluminum Co	25,249	2,219
Schweitzer-Mauduit International Inc	9,300	378
Silgan Holdings Inc	118,270	3,223
Steel Dynamics Inc	21,568	986
Stepan Co	2,256	201
SunCoke Energy Inc *	30,227	337
Tredegar Corp	11,114	244
Trinseo SA	57,492	4,435
United States Steel Corp	57,242	1,699
US Concrete Inc *	24,784	1,195
Valhi Inc	27,451	91
Valvoline Inc	136,770	2,943

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Verso Corp *	52,001	$1,632
Warrior Met Coal Inc (A)	50,510	1,215
WestRock Co	13,600	749

		68,469

Real Estate — 6.4%
Agree Realty Corp ‡	10,494	599
Alexander’s Inc ‡	620	224
Alexandria Real Estate Equities Inc ‡	11,676	1,499
American Assets Trust Inc ‡	2,030	80
American Campus Communities Inc ‡	35,767	1,500
Apartment Investment & Management Co, Cl A ‡	38,512	1,687
Apple Hospitality Inc ‡	4,498	79
Armada Hoffler Properties Inc ‡	21,134	329
Ashford Hospitality Trust Inc ‡	134,100	870
Braemar Hotels & Resorts Inc ‡	3,000	35
Brixmor Property Group Inc ‡	129,158	2,353
Camden Property Trust ‡	40,576	3,857
CareTrust Inc ‡	5,287	98
CatchMark Timber Trust Inc, Cl A	6,709	84
CBL & Associates Properties Inc ‡(A)	70,700	315
Cedar Realty Trust Inc	18,858	84
Chatham Lodging Trust ‡	37,400	802
City Office Inc ‡	88,121	1,138
CoreCivic Inc ‡	8,154	211
CoreSite Realty Corp ‡	15,010	1,748
DDR Corp ‡	198,694	2,780
DiamondRock Hospitality Co ‡	221,947	2,654
Douglas Emmett Inc ‡	1,712	67
Duke Realty Corp ‡	72,613	2,069
Equity Commonwealth *‡	51,940	1,665
First Industrial Realty Trust Inc ‡	11,958	388
Forest City Realty Trust Inc, Cl A *‡	23,371	588
Four Corners Property Trust Inc ‡	73,745	1,987
Franklin Street Properties Corp ‡	100,100	858
Gaming and Leisure Properties Inc ‡	105,888	3,790
GEO Group Inc/The ‡	10,131	257
Getty Realty Corp ‡	44,379	1,292
Government Properties Income Trust ‡(A)	62,900	1,064
Gramercy Property Trust ‡	11,226	307
Healthcare Realty Trust Inc ‡	1,614	50
Highwoods Properties Inc ‡	33,585	1,671
Hospitality Properties Trust ‡	119,169	3,455
Howard Hughes Corp/The *	21,118	2,753
Infra Inc ‡	13,120	274
Innovative Industrial Properties Inc, Cl A (A)	5,714	259
Invitation Homes Inc ‡	75,669	1,768
iStar Inc ‡(A)	44,989	503
JBG SMITH Properties ‡	7,540	282
Jones Lang LaSalle Inc	9,914	1,512
Kilroy Realty Corp ‡	6,413	469

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Kimco Realty Corp ‡(A)	91,740	$1,570
Kite Realty Group Trust ‡	65,240	1,140
LaSalle Hotel Properties ‡	59,837	2,101
Lexington Realty Trust ‡	209,300	1,955
Liberty Property Trust ‡	29,392	1,286
Macerich Co/The ‡	1,809	106
Mack-Cali Realty Corp ‡	129,566	2,830
MedEquities Realty Trust Inc ‡	37,290	399
Medical Properties Trust Inc ‡(A)	562,598	8,467
Monmouth Real Estate Investment Corp, Cl A ‡	23,492	409
National Retail Properties Inc ‡	14,070	649
National Storage Affiliates Trust ‡	77,324	2,193
NexPoint Residential Trust Inc ‡	9,087	294
NorthStar Realty Europe Corp ‡	3,233	44
Omega Healthcare Investors Inc ‡(A)	67,900	2,244
One Liberty Properties Inc ‡	6,516	188
Outfront Media Inc ‡	22,212	441
Park Hotels & Resorts Inc ‡	11,332	379
Piedmont Office Realty Trust Inc, Cl A ‡	78,965	1,567
Prologis Inc ‡	5,015	337
PS Business Parks Inc ‡	361	47
Rayonier Inc ‡	35,257	1,228
RE/MAX Holdings Inc, Cl A	850	42
Retail Properties of America Inc, Cl A ‡	58,806	749
Retail Value Inc *	19,869	710
Rexford Industrial Realty Inc ‡	67,080	2,180
Sabra Health Care Inc ‡(A)	98,550	2,324
Select Income ‡	108,035	2,220
Senior Housing Properties Trust ‡	115,485	2,207
Spirit MTA ‡	27,160	291
Spirit Realty Capital Inc ‡	271,600	2,273
Sun Communities Inc ‡	14,701	1,517
Tier Inc ‡	27,107	646
Urstadt Biddle Properties Inc, Cl A ‡	16,540	376
VEREIT Inc ‡	328,300	2,567
VICI Properties Inc ‡	19,136	400
Weingarten Realty Investors ‡	14,787	457
Xenia Hotels & Resorts Inc ‡	118,901	2,885

		102,072

Telecommunication Services — 0.5%
Boingo Wireless Inc *	72,628	2,403
Vonage Holdings Corp *	271,960	3,856
Zayo Group Holdings Inc *	25,120	871

		7,130

Utilities — 2.1%
AES Corp/VA	143,900	1,937
ALLETE Inc	7,159	538
Alliant Energy Corp	36,012	1,543
American States Water Co	27,829	1,682

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	9

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Atmos Energy Corp	27,464	$2,533
Avista Corp	6,648	341
Black Hills Corp (A)	21,128	1,243
Chesapeake Utilities Corp	1,029	88
Connecticut Water Service Inc	3,270	224
Evergy Inc	39,256	2,240
FirstEnergy Corp	76,000	2,841
Hawaiian Electric Industries Inc	34,771	1,226
MGE Energy Inc	9,285	608
Middlesex Water Co	10,861	497
National Fuel Gas Co	853	47
NRG Energy Inc	21,185	750
OGE Energy Corp	67,900	2,501
ONE Gas Inc	9,540	749
Pinnacle West Capital Corp	20,096	1,579
PNM Resources Inc	30,067	1,171
Portland General Electric Co	31,584	1,465
SCANA Corp	27,553	1,056
SJW Group	3,634	210
UGI Corp	59,384	3,210
Unitil Corp	21,029	1,063
Vectren Corp	6,971	496
Vistra Energy Corp *	70,499	1,660

		33,498

Total Common Stock (Cost $1,228,360) ($ Thousands)		1,543,934

	Number of Rights

RIGHTS — 0.0%
Dyax CVR, Expires 12/31/2019 *	59,546	238

Total Rights (Cost $—) ($ Thousands)		238

	Shares

AFFILIATED PARTNERSHIP — 10.1%
SEI Liquidity Fund, L.P.
2.050% **†(C)	160,307,901	160,312

Total Affiliated Partnership (Cost $160,307) ($ Thousands)		160,312

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 3.2%
SEI Daily Income Trust, Government Fund, Cl F
1.750%**†	51,468,485	$51,468

(Cost $51,468) ($ Thousands)		51,468

Total Investments in Securities — 110.3% (Cost $1,440,135) ($ Thousands)		$1,755,952

Percentages are based on Net Assets of $1,592,018 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of August 31, 2018.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	Certain securities or partial positions of certain securities are on loan at August 31, 2018. The total market value of securities on loan at August 31, 2018 was $156,596 ($ Thousands).

(B)	Security is a Master Limited Partnership. At August 31, 2018, such securities amounted to $5,653 ($ Thousands), or 0.4 of the net assets of the Fund.

(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of August 31, 2018 was $160,311 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

LLC — Limited Liability Company

L.P. — Limited Partnership

Ltd — Limited

PLC — Public Limited Company

The following is a list of the level of inputs used as of August 31, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands).

Investments in Securities	Level 1	Level 2	Level 3(1)	Total

Common Stock	$1,543,934	$–	$–	$1,543,934
Rights	–	–	238	238
Affiliated Partnership	–	160,312	–	160,312
Cash Equivalent	51,468	–	–	51,468

Total Investments in Securities	$1,595,402	$160,312	$238	$1,755,952

(1) A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended August 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2018, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended August 31, 2018:

Security Description	Value 5/31/2018	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2018	Dividend Income

SEI Liquidity Fund, L.P.	$ 217,342	$ 83,406	$ (140,436)	$ —	$ —	$ 160,312	$ 144
SEI Daily Income Trust, Government Fund, CI F	70,669	190,680	(209,881)	—	—	51,468	227

Totals	$ 288,011	$ 274,086	$ (350,317)	$ —	$ —	$ 211,780	$ 371

10	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

U.S. Equity Factor Allocation Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.1%
Consumer Discretionary — 13.9%
1-800-Flowers.com Inc, Cl A *	1,627	$20
Abercrombie & Fitch Co, Cl A	7,728	167
Amazon.com Inc *	4,561	9,180
AMC Networks Inc, Cl A *	4,068	256
AutoZone Inc *	1,940	1,488
Bed Bath & Beyond Inc	19,355	347
Best Buy Co Inc	36,595	2,911
Big Lots Inc	2,680	115
BJ’s Restaurants Inc	1,840	139
Boyd Gaming Corp	3,748	136
Burlington Stores Inc *	1,827	307
Callaway Golf Co	4,695	107
Carnival Corp, Cl A	27,777	1,708
Carrols Restaurant Group Inc *	3,161	50
Central European Media Enterprises Ltd, Cl A *	4,041	15
Children’s Place Inc/The	1,053	148
Churchill Downs Inc	713	201
Citi Trends Inc	287	9
Comcast Corp, Cl A	9,042	334
Cooper Tire & Rubber Co	2,225	64
Cooper-Standard Holdings Inc *	383	53
Cracker Barrel Old Country Store Inc	4,375	652
Crocs Inc *	3,508	72
Darden Restaurants Inc	15,627	1,813
Deckers Outdoor Corp *	2,681	327
Denny’s Corp *	4,446	67
Dine Brands Global Inc	187	16
Dollar General Corp	10,256	1,105
Domino’s Pizza Inc	2,764	825
DR Horton Inc	6,562	292
Entravision Communications Corp, Cl A	8,230	43
Expedia Group Inc	9,761	1,274
Five Below Inc *	1,467	171
Foot Locker Inc	933	46
Ford Motor Co	239,296	2,269
Fox Factory Holding Corp *	760	50
GameStop Corp, Cl A	11,316	150
Gannett Co Inc	24,375	251
Gap Inc/The	4,306	131
Garmin Ltd	560	38
General Motors Co	32,466	1,170
Gentex Corp	25,220	590
Genuine Parts Co	2,632	263
Groupon Inc, Cl A *	56,295	240
H&R Block Inc	26,891	728
Hasbro Inc	2,559	254
Haverty Furniture Cos Inc	1,124	25
Hibbett Sports Inc *	2,153	44
Home Depot Inc/The	9,808	1,969

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hudson Ltd, Cl A *	4,498	$93
Hyatt Hotels Corp, Cl A	3,282	254
IMAX Corp *	5,015	118
International Speedway Corp, Cl A	2,895	128
John Wiley & Sons Inc, Cl A	9,753	630
Johnson Outdoors Inc, Cl A	514	52
K12 Inc *	4,881	81
KB Home	9,618	239
Kohl’s Corp	4,641	367
Laureate Education Inc, Cl A *	3,001	48
Lear Corp	6,959	1,129
Liberty Expedia Holdings Inc, Cl A *	10,586	489
Liberty TripAdvisor Holdings Inc, Cl A *	8,206	130
Loral Space & Communications Inc *	654	29
Lowe’s Cos Inc	5,600	609
Lululemon Athletica Inc *	2,774	430
Macy’s Inc	16,747	612
Malibu Boats Inc, Cl A *	1,867	90
Marriott International Inc/MD, Cl A	10,403	1,316
MCBC Holdings Inc *	934	26
McDonald’s Corp	7,498	1,216
MDC Holdings Inc	1,894	60
Michael Kors Holdings Ltd *	6,935	504
Movado Group Inc	1,387	59
MSG Networks Inc *	3,054	74
Murphy USA Inc *	3,637	302
National CineMedia Inc	7,042	64
News Corp	16,484	224
News Corp, Cl A	18,207	238
NIKE Inc, Cl B	14,755	1,213
NVR Inc *	96	256
Office Depot Inc	24,547	82
Omnicom Group Inc	52,880	3,666
Penn National Gaming Inc *	4,254	147
Polaris Industries Inc	2,014	218
PulteGroup Inc	62,623	1,750
PVH Corp	1,160	166
Ralph Lauren Corp, Cl A	8,189	1,088
Red Robin Gourmet Burgers Inc *	1,651	68
Regis Corp *	1,814	39
RH *	1,720	273
Ross Stores Inc	23,176	2,220
Scholastic Corp	4,617	194
Shoe Carnival Inc	974	43
Shutterfly Inc *	1,890	147
Sinclair Broadcast Group Inc, Cl A	8,063	233
Sirius XM Holdings Inc	129,352	918
Six Flags Entertainment Corp	4,352	294
Stoneridge Inc *	2,347	70
Sturm Ruger & Co Inc	1,962	128
Tailored Brands Inc	1,814	43
Target Corp	31,003	2,713

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

U.S. Equity Factor Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Taylor Morrison Home Corp, Cl A *	4,546	$88
Tiffany & Co	2,361	290
TJX Cos Inc/The	33,043	3,634
Toll Brothers Inc	9,929	360
tronc Inc *	359	6
Ulta Beauty Inc *	80	21
Urban Outfitters Inc *	6,788	316
VF Corp	14,157	1,304
Viacom Inc, Cl B	16,949	496
Walt Disney Co/The	8,263	926
Weight Watchers International Inc *	3,254	244
Whirlpool Corp	1,986	248
Wingstop Inc	2,654	178
World Wrestling Entertainment Inc, Cl A	3,854	337
Yum China Holdings Inc	29,182	1,129
Yum! Brands Inc	19,222	1,670
ZAGG Inc *	3,062	50

		69,507

Consumer Staples — 7.0%
Altria Group Inc	19,180	1,122
Archer-Daniels-Midland Co	12,016	606
Boston Beer Co Inc/The, Cl A *	760	230
Bunge Ltd	8,780	571
Chefs’ Warehouse Inc/The *	960	28
Church & Dwight Co Inc	400	23
Clorox Co/The	12,142	1,760
Colgate-Palmolive Co	23,949	1,590
Conagra Brands Inc	22,204	816
Costco Wholesale Corp	6,135	1,430
Dean Foods Co	10,288	78
Energizer Holdings Inc	2,774	176
Estee Lauder Cos Inc/The, Cl A	22,975	3,219
Herbalife Nutrition Ltd *	4,201	238
Ingredion Inc	1,029	104
Inter Parfums Inc	1,587	104
Kimberly-Clark Corp	12,374	1,430
Kroger Co/The	32,774	1,032
Lamb Weston Holdings Inc	1,080	73
Lancaster Colony Corp	1,353	211
Medifast Inc	1,620	371
Monster Beverage Corp *	9,162	558
National Beverage Corp *	573	68
Nu Skin Enterprises Inc, Cl A	8,111	646
PepsiCo Inc	21,102	2,364
Philip Morris International Inc	13,028	1,015
Procter & Gamble Co/The	42,123	3,494
Sanderson Farms Inc	2,273	240
Spectrum Brands Holdings Inc	6	—
Sprouts Farmers Market Inc *	6,588	174
Sysco Corp	37,978	2,841
TreeHouse Foods Inc *	4,522	236

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
United Natural Foods Inc *	187	$7
Universal Corp/VA	1,531	92
US Foods Holding Corp *	32,134	1,047
USANA Health Sciences Inc *	2,739	361
Vector Group Ltd	6,995	109
Walgreens Boots Alliance Inc	787	54
Walmart Inc	68,701	6,586
WD-40 Co	986	175
Weis Markets Inc	1,220	57

		35,336

Energy — 4.3%
Andeavor	191	29
Arch Coal Inc	2,608	231
Cactus Inc, Cl A *	2,441	83
California Resources Corp *	1,907	79
Centennial Resource Development Inc/DE, Cl A *	5,388	104
Chevron Corp	18,132	2,148
ConocoPhillips	36,938	2,712
CONSOL Energy Inc *	3,158	136
CVR Energy Inc	774	29
EOG Resources Inc	4,201	497
Exxon Mobil Corp	25,374	2,034
Helix Energy Solutions Group Inc *	12,763	120
HollyFrontier Corp	20,366	1,518
Laredo Petroleum Inc *	23,741	197
Mammoth Energy Services Inc	734	20
Marathon Petroleum Corp	43,861	3,609
Murphy Oil Corp	17,633	544
Nine Energy Service Inc *	734	22
Occidental Petroleum Corp	33,704	2,692
Ocean Rig UDW Inc, Cl A *	6,962	189
Par Pacific Holdings Inc *	1,818	37
PBF Energy Inc, Cl A	14,331	744
Peabody Energy Corp	12,082	499
Renewable Energy Group Inc *	9,427	254
Ship Finance International Ltd	3,708	53
SM Energy Co	4,094	123
Southwestern Energy Co *	18,709	105
Transocean Ltd *	22,729	275
Valero Energy Corp	18,728	2,208
World Fuel Services Corp	3,613	101

		21,392

Financials — 15.0%
Aflac Inc	23,626	1,092
Allstate Corp/The	12,280	1,235
Ally Financial Inc	59,670	1,604
American Equity Investment Life Holding Co	5,348	198
American Financial Group Inc/OH	2,841	316
American International Group Inc	4,259	226

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

U.S. Equity Factor Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Arbor Realty Trust Inc ‡	4,961	$61
Argo Group International Holdings Ltd	1,961	125
Artisan Partners Asset Management Inc, Cl A	5,168	171
Aspen Insurance Holdings Ltd	8,589	353
Athene Holding Ltd, Cl A *	14,670	729
AXA Equitable Holdings Inc	33,370	766
Axis Capital Holdings Ltd	12,728	732
Bancorp Inc/The *	1,531	15
Bank of New York Mellon Corp/The	85,460	4,457
Berkshire Hills Bancorp Inc	1,842	78
Blucora Inc *	4,054	147
Brighthouse Financial Inc *	15,431	641
BrightSphere Investment Group PLC	8,517	108
Capital One Financial Corp	58,889	5,835
Capitol Federal Financial Inc	15,707	207
Central Pacific Financial Corp	2,991	85
CIT Group Inc	20,121	1,091
Citigroup Inc	85,983	6,125
Citizens Financial Group Inc	27,149	1,117
Cohen & Steers Inc	3,483	145
Commerce Bancshares Inc/MO	15,477	1,100
Cowen Inc, Cl A *	1,292	20
Diamond Hill Investment Group Inc	526	98
Dime Community Bancshares Inc	6,483	118
Enova International Inc *	3,027	100
Everest Re Group Ltd	912	203
Exantas Capital Corp ‡	4,701	56
FactSet Research Systems Inc	2,748	630
Farmers & Merchants Bancorp Inc/Archbold OH	440	20
FB Financial Corp	667	29
Federal Agricultural Mortgage Corp, Cl C	440	34
Federated Investors Inc, Cl B	13,781	319
FGL Holdings *	39,243	342
Fifth Third Bancorp	154,771	4,555
First American Financial Corp	1,254	71
First Internet Bancorp	24	1
FirstCash Inc	4,068	331
Flagstar Bancorp Inc *	3,780	125
Franklin Resources Inc	52,821	1,677
Green Dot Corp, Cl A *	4,241	363
Greenlight Capital Re Ltd, Cl A *	1,148	15
Hamilton Lane Inc, Cl A	1,360	66
Hartford Financial Services Group Inc/The	12,233	616
Health Insurance Innovations Inc, Cl A *	573	30
HomeStreet Inc *	3,062	90
INTL. FCStone Inc *	1,723	96
JPMorgan Chase & Co	90,982	10,425
Kemper Corp	4,788	389
Legg Mason Inc	10,766	336
LendingTree Inc *	280	71
LPL Financial Holdings Inc	8,122	538

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Merchants Bancorp/IN	1,467	$38
Meridian Bancorp Inc	5,862	105
MetLife Inc	67,277	3,087
Metropolitan Bank Holding Corp *	600	25
MGIC Investment Corp *	19,365	246
Morgan Stanley	6,588	322
Morningstar Inc	1,311	187
MSCI Inc, Cl A	1,961	353
National Commerce Corp *	387	17
National General Holdings Corp	5,628	154
Navigators Group Inc/The	1,880	132
New York Community Bancorp Inc	108,743	1,171
NMI Holdings Inc, Cl A *	5,215	113
Northfield Bancorp Inc	3,115	51
OFG Bancorp	1,459	24
On Deck Capital Inc *	4,588	38
OneMain Holdings Inc, Cl A *	6,508	239
Progressive Corp/The	28,472	1,923
Prudential Financial Inc	27,705	2,722
Radian Group Inc	44,104	897
RBB Bancorp	3,503	100
Reinsurance Group of America Inc, Cl A	3,876	554
Republic Bancorp Inc/KY, Cl A	1,091	53
S&P Global Inc	8,749	1,811
Santander Consumer USA Holdings Inc	10,616	229
T Rowe Price Group Inc	48,359	5,604
TCF Financial Corp	9,450	240
Thomson Reuters Corp	6,879	306
Travelers Cos Inc/The	8,777	1,155
TriState Capital Holdings Inc *	2,745	82
United Community Financial Corp/OH	4,428	46
Unum Group	10,910	402
Veritex Holdings Inc *	2,121	65
Voya Financial Inc	11,316	567
Walker & Dunlop Inc	3,637	198
Wells Fargo & Co	8,350	488
White Mountains Insurance Group Ltd	367	341
World Acceptance Corp *	359	43
WR Berkley Corp	6,858	537
Zions Bancorporation	5,641	301

		75,489

Health Care — 13.1%
AbbVie Inc	18,325	1,759
ABIOMED Inc *	1,160	472
Align Technology Inc *	1,094	423
AMAG Pharmaceuticals Inc *	3,972	97
Amgen Inc	27,491	5,493
Baxter International Inc	68,239	5,075
Biogen Inc *	622	220
Bristol-Myers Squibb Co	22,642	1,371
Celgene Corp *	3,734	353

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

U.S. Equity Factor Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Centene Corp *	12,968	$1,899
Cerner Corp *	957	62
Chemed Corp	1,122	363
Cigna Corp	15,085	2,841
Concert Pharmaceuticals Inc *	2,034	32
CVS Health Corp	45,046	3,389
Edwards Lifesciences Corp *	907	131
Eli Lilly & Co	25,989	2,746
Exelixis Inc *	3,708	70
Gilead Sciences Inc	13,111	993
Haemonetics Corp *	7,173	801
Humana Inc	11,573	3,857
ICU Medical Inc *	493	151
IDEXX Laboratories Inc *	1,520	386
Inogen Inc *	640	169
Intuitive Surgical Inc *	734	411
Johnson & Johnson	35,835	4,827
Luminex Corp	2,129	60
Mallinckrodt PLC *	6,412	221
Masimo Corp *	1,907	225
McKesson Corp	3,517	453
Medpace Holdings Inc *	1,574	94
Medtronic PLC	21,126	2,037
Merck & Co Inc	3,094	212
Meridian Bioscience Inc	5,574	87
MiMedx Group Inc *	22,662	120
Molina Healthcare Inc *	13,550	1,870
Myriad Genetics Inc *	3,201	159
National HealthCare Corp	837	64
Orthofix Medical Inc *	1,005	54
PDL BioPharma Inc *	3,684	9
Pfizer Inc	121,749	5,055
Premier Inc, Cl A *	11,287	499
Supernus Pharmaceuticals Inc *	2,161	96
Triple-S Management Corp, Cl B *	2,584	56
United Therapeutics Corp *	2,727	335
UnitedHealth Group Inc	17,320	4,650
Vanda Pharmaceuticals Inc *	4,708	91
Varian Medical Systems Inc *	18,378	2,059
Veeva Systems Inc, Cl A *	4,454	465
Vertex Pharmaceuticals Inc *	7,269	1,340
Waters Corp *	10,111	1,916
WellCare Health Plans Inc *	12,061	3,649
Zoetis Inc, Cl A	17,891	1,621

		65,888

Industrials — 10.5%
3M Co	3,291	694
AGCO Corp	383	23
Aircastle Ltd	5,383	113
Allison Transmission Holdings Inc, Cl A	19,810	984
ArcBest Corp	3,278	158

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Atkore International Group Inc *	3,027	$83
Barrett Business Services Inc	790	59
BMC Stock Holdings Inc *	6,162	139
Boeing Co/The	6,951	2,383
Brady Corp, Cl A	9,350	378
Briggs & Stratton Corp	2,488	50
BWX Technologies Inc	2,974	182
Caterpillar Inc	15,459	2,146
CH Robinson Worldwide Inc	10,015	962
Chart Industries Inc *	2,294	173
Cintas Corp	6,929	1,478
Comfort Systems USA Inc	3,361	193
Continental Building Products Inc *	3,414	127
Copart Inc *	8,816	567
Costamare Inc	3,182	22
CRA International Inc	373	21
Cummins Inc	359	51
DMC Global Inc	1,294	51
Dun & Bradstreet Corp/The	4,479	640
Echo Global Logistics Inc *	2,534	84
EMCOR Group Inc	8,948	717
Emerson Electric Co	7,308	561
Energy Recovery Inc *	3,308	32
Ennis Inc	2,755	60
Essendant Inc	574	8
Expeditors International of Washington Inc	56,912	4,170
Fluor Corp	2,633	151
FTI Consulting Inc *	4,023	307
Gardner Denver Holdings Inc *	4,828	135
Generac Holdings Inc *	5,575	309
General Electric Co	15,384	199
Global Brass & Copper Holdings Inc	1,316	51
Graco Inc	11,934	561
Greenbrier Cos Inc/The	1,699	99
Harris Corp	1,804	293
Hawaiian Holdings Inc	1,555	65
HD Supply Holdings Inc *	25,723	1,173
Heidrick & Struggles International Inc	4,072	180
Herman Miller Inc	6,197	237
Hillenbrand Inc	4,520	231
Honeywell International Inc	23,411	3,724
Hurco Cos Inc	943	40
IDEX Corp	5,526	847
Illinois Tool Works Inc	8,347	1,159
Insperity Inc	5,235	627
Kaman Corp	1,982	129
L3 Technologies Inc	1,741	372
Landstar System Inc	2,820	327
Lennox International Inc	860	192
Lockheed Martin Corp	4,341	1,391
ManpowerGroup Inc	9,187	861
National Presto Industries Inc	478	63

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

U.S. Equity Factor Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
NCI Building Systems Inc *	2,187	$37
Northrop Grumman Corp	2,043	610
nVent Electric PLC	12,658	356
PACCAR Inc	56,960	3,897
Pentair PLC	11,651	507
PGT Innovations Inc *	4,428	108
Quad/Graphics Inc, Cl A	1,747	40
Raven Industries Inc	3,281	159
Raytheon Co	8,302	1,656
Republic Services Inc, Cl A	14,933	1,095
Robert Half International Inc	6,072	475
Rockwell Automation Inc	8,848	1,601
RR Donnelley & Sons Co	4,283	22
Ryder System Inc	5,981	460
Simpson Manufacturing Co Inc	12,942	994
SkyWest Inc	4,628	302
Snap-on Inc	4,058	717
SP Plus Corp *	854	33
Spartan Motors Inc	3,121	45
Spirit AeroSystems Holdings Inc, Cl A	5,646	483
Stanley Black & Decker Inc	191	27
Steelcase Inc, Cl A	9,546	139
Terex Corp	7,967	309
Toro Co/The	7,582	461
TPI Composites Inc *	2,194	61
TransUnion	2,534	191
TriNet Group Inc *	6,085	359
UniFirst Corp/MA	4,727	875
United Continental Holdings Inc *	6,197	542
United Technologies Corp	16,200	2,134
Vectrus Inc *	239	8
Vicor Corp *	1,347	84
Wabash National Corp	3,565	65
Waste Management Inc	15,929	1,448
Werner Enterprises Inc	2,401	89
WW Grainger Inc	4,174	1,478
YRC Worldwide Inc *	2,058	20

		52,919

Information Technology — 25.4%
Accenture PLC, Cl A	28,173	4,763
Advanced Energy Industries Inc *	4,498	268
Akamai Technologies Inc *	4,134	311
Alphabet Inc, Cl A *	48	59
Alphabet Inc, Cl C *	5,395	6,572
Amdocs Ltd	5,113	334
American Software Inc/GA, Cl A	1,400	25
Amkor Technology Inc *	4,498	39
Amphenol Corp, Cl A	11,263	1,065
ANSYS Inc *	2,936	546
Appfolio Inc, Cl A *	1,347	115
Apple Inc	37,751	8,593

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Applied Materials Inc	6,005	$258
Aspen Technology Inc *	3,588	414
Automatic Data Processing Inc	8,635	1,267
Avaya Holdings Corp *	13,374	312
Avnet Inc	19,283	933
AVX Corp	4,228	89
Axcelis Technologies Inc *	4,091	83
Benchmark Electronics Inc	2,895	75
Booz Allen Hamilton Holding Corp, Cl A	10,225	523
Broadridge Financial Solutions Inc	8,473	1,145
CA Inc	40,313	1,766
Cadence Design Systems Inc *	20,218	951
Care.com Inc *	1,254	24
Cargurus Inc, Cl A *	4,521	223
CDK Global Inc	9,501	592
Cirrus Logic Inc *	3,613	159
Cisco Systems Inc	146,473	6,997
Citrix Systems Inc	29,645	3,380
Cognizant Technology Solutions Corp, Cl A	1,675	131
Conduent Inc *	31,389	728
Control4 Corp *	1,227	40
Convergys Corp	14,311	354
CSG Systems International Inc	2,013	75
Diodes Inc *	7,963	302
Dolby Laboratories Inc, Cl A	2,967	208
DXC Technology Co	40,864	3,722
eBay Inc *	68,736	2,379
Electro Scientific Industries Inc *	6,567	144
Etsy Inc *	5,455	266
EVERTEC Inc	5,481	132
F5 Networks Inc *	6,050	1,144
Facebook Inc, Cl A *	5,265	925
Fair Isaac Corp *	2,129	492
Fiserv Inc *	14,860	1,190
Fortinet Inc *	14,635	1,226
Hewlett Packard Enterprise Co	3,995	66
HP Inc	162,665	4,010
Immersion Corp *	3,302	38
Intel Corp	71,427	3,459
InterDigital Inc/PA	7,587	627
International Business Machines Corp	34,474	5,050
Intuit Inc	9,131	2,004
j2 Global Inc	7,106	587
Jabil Inc	26,054	770
Jack Henry & Associates Inc	5,558	881
Juniper Networks Inc	44,380	1,262
KEMET Corp *	6,268	162
Keysight Technologies Inc *	8,456	549
KLA-Tencor Corp	8,158	948
Lam Research Corp	7,608	1,317
Limelight Networks Inc *	6,282	32
Marvell Technology Group Ltd	24,786	513

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

U.S. Equity Factor Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Mastercard Inc, Cl A	9,656	$2,081
MAXIMUS Inc	6,392	425
Micron Technology Inc *	22,370	1,175
Microsoft Corp	103,515	11,628
MKS Instruments Inc	2,081	193
Monotype Imaging Holdings Inc	3,801	78
Motorola Solutions Inc	3,849	494
Nanometrics Inc *	2,054	90
NetApp Inc	45,232	3,927
NIC Inc	7,656	129
ON Semiconductor Corp *	10,479	224
Oracle Corp	56,008	2,721
Park Electrochemical Corp	1,760	38
Paychex Inc	16,789	1,230
PayPal Holdings Inc *	15,524	1,433
Photronics Inc *	7,560	81
Progress Software Corp	2,001	82
Pure Storage Inc, Cl A *	7,109	191
QUALCOMM Inc	65,106	4,473
Quantenna Communications Inc *	3,014	55
QuinStreet Inc *	1,867	28
Red Hat Inc *	7,082	1,046
Rudolph Technologies Inc *	2,854	79
salesforce.com Inc *	16,858	2,574
Skyworks Solutions Inc	3,876	354
SMART Global Holdings Inc *	1,570	52
SPS Commerce Inc *	1,534	151
Stamps.com Inc *	2,116	526
Sykes Enterprises Inc *	7,747	234
Syntel Inc *	640	26
Tech Data Corp *	6,268	456
TechTarget Inc *	1,000	24
Teradata Corp *	7,273	302
Teradyne Inc	5,909	243
Texas Instruments Inc	26,163	2,941
Total System Services Inc	2,107	205
TTM Technologies Inc *	10,455	196
Unisys Corp *	5,694	106
VeriSign Inc *	11,892	1,886
Visa Inc, Cl A	30,661	4,504
Vishay Intertechnology Inc	30,915	736
Vishay Precision Group Inc *	493	21
VMware Inc, Cl A *	6,969	1,068
Western Digital Corp	12,848	812
Western Union Co/The	10,571	200
Xcerra Corp *	6,091	88
XO Group Inc *	4,583	138
Zebra Technologies Corp, Cl A *	654	112

		127,470

Materials — 2.9%
AdvanSix Inc *	3,397	115

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Air Products & Chemicals Inc	6,565	$1,092
AptarGroup Inc	4,488	470
Ardagh Group SA, Cl A	2,105	34
Avery Dennison Corp	6,334	666
Ball Corp	24,822	1,039
Bemis Co Inc	6,533	322
Boise Cascade Co	7,912	346
Celanese Corp, Cl A	1,360	159
Chemours Co/The	16,364	713
Domtar Corp	9,379	477
Freeport-McMoRan Inc, Cl B	28,399	399
FutureFuel Corp	6,596	98
Huntsman Corp	33,807	1,031
Ingevity Corp *	1,027	104
Kronos Worldwide Inc	2,560	51
Louisiana-Pacific Corp	33,482	976
LyondellBasell Industries NV, Cl A	15,934	1,797
Myers Industries Inc	1,200	27
Newmont Mining Corp	17,585	546
PPG Industries Inc	8,998	995
Praxair Inc	6,774	1,072
Rayonier Advanced Materials Inc	7,435	155
Silgan Holdings Inc	5,579	152
Sonoco Products Co	7,099	398
Stepan Co	2,775	248
Trinseo SA	9,539	736
Verso Corp *	2,081	65
Warrior Met Coal Inc	6,879	165

		14,448

Real Estate — 2.2%
Altisource Portfolio Solutions SA *	24	1
Brandywine Realty Trust ‡	13,673	229
CBRE Group Inc, Cl A *	1,507	74
City Office Inc ‡	3,241	42
Colony Capital Inc ‡	28,686	176
CorEnergy Infrastructure Trust Inc ‡	742	28
Crown Castle International Corp ‡	1,101	125
CubeSmart ‡	15,513	474
Duke Realty Corp ‡	7,656	218
Equinix Inc ‡	120	52
Equity Commonwealth *‡	20,054	643
First Industrial Realty Trust Inc ‡	12,701	412
Four Corners Property Trust Inc ‡	3,541	95
Gaming and Leisure Properties Inc ‡	3,206	115
Healthcare Trust of America Inc, Cl A ‡	3,541	101
Hospitality Properties Trust ‡	21,373	620
Hudson Pacific Properties Inc ‡	9,069	307
Liberty Property Trust ‡	4,498	197
Life Storage Inc ‡	2,321	226
Marcus & Millichap Inc *	3,285	120
Mid-America Apartment Communities Inc ‡	1,316	136

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

U.S. Equity Factor Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Newmark Group Inc, Cl A	1,483	$19
NorthStar Realty Europe Corp ‡	4,294	59
Paramount Group Inc ‡	11,819	188
Park Hotels & Resorts Inc ‡	7,297	244
Piedmont Office Realty Trust Inc, Cl A ‡	9,139	181
Prologis Inc ‡	43,490	2,922
Public Storage ‡	239	51
Realogy Holdings Corp	19,882	425
Realty Income Corp ‡	1,124	66
RMR Group Inc/The	1,123	106
Senior Housing Properties Trust ‡	31,583	603
SL Green Realty Corp ‡	1,196	125
Spirit Realty Capital Inc ‡	60,240	504
Sun Communities Inc ‡	742	77
Ventas Inc ‡	1,077	64
VEREIT Inc ‡	5,192	41
Weingarten Realty Investors ‡	10,976	339
Welltower Inc ‡	4,881	326
Weyerhaeuser Co ‡	4,785	166

		10,897

Telecommunication Services — 1.6%
AT&T Inc	113,133	3,613
CenturyLink Inc	29,528	631
Telephone & Data Systems Inc	20,311	610
Verizon Communications Inc	56,886	3,093

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Vonage Holdings Corp *	6,482	$92

		8,039

Utilities — 2.2%
AES Corp/VA	145,735	1,962
CenterPoint Energy Inc	88,156	2,450
Entergy Corp	10,431	872
Exelon Corp	91,871	4,016
FirstEnergy Corp	7,393	276
NRG Energy Inc	5,615	199
Portland General Electric Co	11,412	529
UGI Corp	10,407	562

		10,866

Total Common Stock (Cost $470,681) ($ Thousands)		492,251

CASH EQUIVALENT — 0.2%
SEI Daily Income Trust, Government Fund, Cl F
1.750%**†	847,023	847

Total Cash Equivalent (Cost $847) ($ Thousands)		847

Total Investments in Securities — 98.3% (Cost $471,528) ($ Thousands)		$493,098

A list of open futures contracts held by the Fund at August 31, 2018, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)

S&P 500 Index E-MINI	62	Sep-2018	$ 8,967	$ 8,996	$ 29

Percentages are based on Net Assets of $501,682 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of August 31, 2018.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security.

Cl — Class

PLC — Public Limited Company

S&P — Standard & Poor’s

The following is a list of the level of inputs used as of August 31, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands).

As of August 31, 2018, all of the Fund’s investments were considered level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Futures Contracts *
Unrealized Appreciation	$29	$–	$–	$29

Total Other Financial Instruments	$29	$–	$–	$29

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended August 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2018, there were no transfers between Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

U.S. Equity Factor Allocation Fund (Continued)

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended August 31, 2018 ($ Thousands):

Security Description	Value 5/31/2018	Purchases at Cost	Proceeds from Sales	Value 8/31/2018	Dividend Income

SEI Daily Income Trust, Government Fund, Cl F	$ 28,900	$ 6,267	$ (34,320)	$ 847	$ 20

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

U.S. Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.8%

Consumer Discretionary — 9.8%
Aramark	6,066	$249
AutoZone Inc *	8,200	6,288
Bed Bath & Beyond Inc	90,600	1,625
Big Lots Inc	28,000	1,205
Booking Holdings Inc *	3,342	6,522
Brinker International Inc	99,200	4,393
Cable One Inc	450	377
Callaway Golf Co	46,309	1,056
Canadian Tire Corp Ltd, Cl A	63,700	7,976
Carter’s Inc	2,158	229
Cheesecake Factory Inc/The	11,923	634
Children’s Place Inc/The	18,400	2,590
Churchill Downs Inc	2,346	663
Cinemark Holdings Inc	3,262	122
Cogeco Communications Inc	13,400	666
Comcast Corp, Cl A	217,700	8,053
CorePoint Lodging Inc ‡	26,013	542
Cracker Barrel Old Country Store Inc	6,822	1,017
Darden Restaurants Inc	49,673	5,764
Del Taco Restaurants Inc *	15,961	206
Discovery Inc, Cl C *	74,088	1,900
Dollar General Corp	64,400	6,938
Emerald Expositions Events Inc	5,483	86
Expedia Group Inc	33,943	4,430
Extended Stay America Inc	26,953	544
Five Below Inc *	4,553	530
Garmin Ltd	20,596	1,403
Golden Entertainment Inc *	327	9
Graham Holdings Co, Cl B	592	333
Grand Canyon Education Inc *	12,651	1,507
H&R Block Inc	51,364	1,390
Hamilton Beach Brands Holding Co, Cl A	1,818	42
Hilton Grand Vacations Inc *	127,991	4,180
Kohl’s Corp	74,400	5,886
Lear Corp	616	100
Lions Gate Entertainment Corp, Cl B	37,764	848
Lowe’s Cos Inc	48,400	5,263
Macy’s Inc	37,300	1,363
Madison Square Garden Co/The, Cl A *	9,001	2,718
MSG Networks Inc *	25,600	622
Murphy USA Inc *	81,600	6,771
NVR Inc *	1,808	4,825
Potbelly Corp *	4,739	64
Red Lion Hotels Corp *	5,018	68
Ruth’s Hospitality Group Inc	1,285	40
Sally Beauty Holdings Inc *	137,600	2,119
Shutterfly Inc *	912	71
Sirius XM Holdings Inc	376,409	2,672
Target Corp	266,600	23,327
Texas Roadhouse Inc, Cl A	2,218	153
Toyota Motor Corp ADR	20,000	2,482

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ulta Beauty Inc *	1,106	$288
Visteon Corp *	577	64
Walt Disney Co/The	35,000	3,921
World Wrestling Entertainment Inc, Cl A	9,964	871

		138,005

Consumer Staples — 16.3%
Altria Group Inc	121,339	7,101
Boston Beer Co Inc/The, Cl A *	460	140
Bunge Ltd	77,836	5,058
Calavo Growers Inc	8,143	862
Cal-Maine Foods Inc	24,529	1,213
Clorox Co/The	32,833	4,760
Coca-Cola Co/The	77,927	3,473
Colgate-Palmolive Co	131,007	8,700
Conagra Brands Inc	124,600	4,579
Costco Wholesale Corp	34,929	8,143
Craft Brew Alliance Inc *	1,281	24
CVS Health Corp	45,000	3,386
Estee Lauder Cos Inc/The, Cl A	20,196	2,830
Flowers Foods Inc	82,452	1,661
Fresh Del Monte Produce Inc	32,770	1,227
Hershey Co/The	65,169	6,551
Hostess Brands Inc, Cl A *	18,143	213
Ingredion Inc	77,204	7,803
J&J Snack Foods Corp	3,485	507
JM Smucker Co/The	112,400	11,620
John B Sanfilippo & Son Inc	401	29
Kellogg Co	165,600	11,888
Kimberly-Clark Corp	90,064	10,406
Kroger Co/The	418,000	13,167
Lamb Weston Holdings Inc	101,668	6,873
Lancaster Colony Corp	1,878	294
MGP Ingredients Inc	3,708	286
National Beverage Corp *	4,425	521
PepsiCo Inc	77,889	8,724
Performance Food Group Co *	22,979	761
Philip Morris International Inc	46,152	3,595
Procter & Gamble Co/The	110,027	9,127
Sanderson Farms Inc	53,976	5,709
Sysco Corp	116,477	8,715
Tyson Foods Inc, Cl A	272,811	17,135
Universal Corp/VA	4,819	288
US Foods Holding Corp *	111,715	3,641
USANA Health Sciences Inc *	4,895	646
Vector Group Ltd	24,339	378
Walgreens Boots Alliance Inc	235,300	16,132
Walmart Inc	326,949	31,341

		229,507

Energy — 2.2%
Alta Mesa Resources Inc *	48,767	231

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Chevron Corp	69,100	$8,185
Dorian LPG Ltd *	23,639	180
Exxon Mobil Corp	152,600	12,234
Midstates Petroleum Co Inc *	16,863	196
Par Pacific Holdings Inc *	37,111	754
Rosehill Resources Inc *	3,333	27
SilverBow Resources Inc *	1,578	49
Valero Energy Corp	82,400	9,713

		31,569

Financials — 13.8%
ACNB Corp	799	29
Aflac Inc	228,000	10,543
AG Mortgage Investment Trust Inc ‡	1,368	26
Allstate Corp/The	132,300	13,305
American Financial Group Inc/OH	86,255	9,605
American National Insurance Co	3,716	477
Annaly Capital Management Inc ‡	943,409	10,019
Anworth Mortgage Asset Corp ‡	11,203	55
Apollo Commercial Real Estate Finance Inc ‡	274,377	5,331
Arch Capital Group Ltd *	284,628	8,701
Ares Commercial Real Estate Corp ‡	11,694	171
ARMOUR Residential Inc ‡	7,794	183
AXA Equitable Holdings Inc	26,135	600
Axis Capital Holdings Ltd	48,020	2,762
B. Riley Financial Inc	13,800	316
Bank of NT Butterfield & Son Ltd/The	18,785	993
Baycom Corp *	1,184	31
BB&T Corp	51,900	2,681
BCB Bancorp Inc	3,976	59
Berkshire Hathaway Inc, Cl B *	102,800	21,456
Brown & Brown Inc	30,748	937
Cambridge Bancorp	466	42
Canadian Imperial Bank of Commerce	65,200	6,115
Cboe Global Markets Inc	59,422	5,990
Century Bancorp Inc/MA, Cl A	1,445	103
Civista Bancshares Inc	2,063	49
CME Group Inc, Cl A	34,264	5,987
Codorus Valley Bancorp Inc	166	5
Comerica Inc	17,302	1,687
Community Bankers Trust Corp *	12,396	112
Community Financial Corp/The	121	4
Eagle Bancorp Inc *	7,673	413
Equity Bancshares Inc, Cl A *	690	28
Erie Indemnity Co, Cl A	2,730	337
Essent Group Ltd *	19,814	859
Everest Re Group Ltd	39,570	8,825
FactSet Research Systems Inc	3,765	864
FGL Holdings *	86,463	753
First Bancshares Inc/The	986	40
First Business Financial Services Inc	1,975	44
First Foundation Inc *	6,327	102

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
First Hawaiian Inc	19,854	$576
Genworth MI Canada Inc	22,800	768
Global Indemnity Ltd	2,058	81
Granite Point Mortgage Trust Inc ‡	12,186	233
Great Ajax Corp ‡	6,706	91
Green Dot Corp, Cl A *	406	35
Health Insurance Innovations Inc, Cl A *	3,301	175
Heritage Insurance Holdings Inc	1,771	26
Hingham Institution for Savings	525	114
HomeTrust Bancshares Inc *	4,794	138
Houlihan Lokey Inc, Cl A	7,822	368
Howard Bancorp Inc *	3,768	66
Independence Holding Co	1,717	61
Intercontinental Exchange Inc	25,864	1,972
INTL. FCStone Inc *	6,513	363
Invesco Mortgage Capital Inc ‡	6,836	111
Investar Holding Corp	568	16
Kemper Corp	2,167	176
Kingstone Cos Inc	4,620	86
Live Oak Bancshares Inc	10,312	312
Loblaw Cos Ltd	76,100	3,939
LPL Financial Holdings Inc	3,785	251
Malvern Bancorp Inc *	301	7
MarketAxess Holdings Inc	9,669	1,835
MFA Financial Inc ‡	352,952	2,704
Moelis & Co, Cl A	3,138	182
Morningstar Inc	9,883	1,407
National Bank of Canada	73,600	3,686
National Commerce Corp *	7,215	317
National General Holdings Corp	9,924	271
Nicolet Bankshares Inc *	4,126	228
NMI Holdings Inc, Cl A *	29,947	647
Northeast Bancorp	12,337	269
Norwood Financial Corp	322	13
Ohio Valley Banc Corp	1,257	53
Old Line Bancshares Inc	11,517	394
Old Second Bancorp Inc	9,678	150
Orrstown Financial Services Inc	3,826	100
Parke Bancorp Inc	3,058	70
PCSB Financial Corp	6,054	124
PennyMac Financial Services Inc, Cl A *	10,449	221
Peoples Bancorp of North Carolina Inc	429	13
Progressive Corp/The	115,457	7,797
Protective Insurance Corp	198	5
Reinsurance Group of America Inc, Cl A	28,600	4,085
Riverview Bancorp Inc	3,807	37
S&P Global Inc	14,194	2,939
Safety Insurance Group Inc	5,732	554
SmartFinancial Inc *	4,037	99
Southern National Bancorp of Virginia Inc	7,946	139
Starwood Property Trust Inc ‡	355,761	7,837
Sutherland Asset Management Corp ‡	17,951	308

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Third Point Reinsurance Ltd *	47,335	$634
Timberland Bancorp Inc/WA	9,702	345
Toronto-Dominion Bank/The	140,900	8,499
TPG RE Finance Trust Inc ‡	7,003	145
Travelers Cos Inc/The	110,400	14,529
TriCo Bancshares	1,439	56
Two Harbors Investment Corp ‡	220,407	3,443
United Security Bancshares/Fresno CA	569	6
Unity Bancorp Inc	3,935	96
Waterstone Financial Inc	5,218	88

		194,929

Health Care — 13.8%
AbbVie Inc	51,600	4,953
Aetna Inc	41,700	8,351
AmerisourceBergen Corp	5,579	502
Amgen Inc	30,300	6,054
Amphastar Pharmaceuticals Inc *	11,953	227
Anthem Inc	34,900	9,239
Assembly Biosciences Inc *	3,661	146
Baxter International Inc	103,518	7,699
Bio-Rad Laboratories Inc, Cl A *	22,018	7,162
Cambrex Corp *	3,978	268
Cigna Corp	12,747	2,401
Codexis Inc *	5,826	100
CryoPort Inc *	9,631	137
Cutera Inc *	5,048	172
Dova Pharmaceuticals Inc *	6,815	173
Eli Lilly & Co	163,500	17,274
Enzo Biochem Inc *	33,146	152
Express Scripts Holding Co *	95,500	8,406
Gilead Sciences Inc	92,000	6,967
Haemonetics Corp *	8,381	936
HCA Healthcare Inc	97,700	13,102
Heska Corp *	247	26
Humana Inc	22,921	7,639
ICU Medical Inc *	2,730	835
IDEXX Laboratories Inc *	17,372	4,413
Intersect ENT Inc *	641	19
IntriCon Corp *	902	67
Johnson & Johnson	203,400	27,396
Kura Oncology Inc *	3,643	75
Laboratory Corp of America Holdings *	7,707	1,332
LeMaitre Vascular Inc	18,365	689
Merck & Co Inc	360,162	24,703
Myriad Genetics Inc *	12,424	619
Pfizer Inc	753,700	31,294
Tactile Systems Technology Inc *	9,737	659
Utah Medical Products Inc	1,849	168

		194,355

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Industrials — 6.3%
Advanced Disposal Services Inc, Cl A *	24,341	$649
Aerovironment Inc *	2,415	212
Allison Transmission Holdings Inc, Cl A	151,100	7,504
Blue Bird Corp *	11,644	267
Boeing Co/The	10,600	3,634
BWX Technologies Inc	40,112	2,460
Carlisle Cos Inc	15,721	1,994
Casella Waste Systems Inc, Cl A *	5,529	157
Daseke Inc *	32,131	289
Eaton Corp PLC	61,200	5,088
Expeditors International of Washington Inc	22,800	1,671
FedEx Corp	10,400	2,537
Forrester Research Inc	2,078	102
Harris Corp	9,497	1,543
Hurco Cos Inc	587	25
Lockheed Martin Corp	22,391	7,174
Maxar Technologies Ltd	8,488	264
Northrop Grumman Corp	550	164
Omega Flex Inc	217	19
Raytheon Co	39,012	7,781
Republic Services Inc, Cl A	141,255	10,363
Toro Co/The	12,678	771
United Technologies Corp	76,600	10,088
Vectrus Inc *	7,431	244
Waste Management Inc	268,123	24,372

		89,372

Information Technology — 15.7%
Alpha & Omega Semiconductor Ltd *	7,515	107
Amdocs Ltd	306,223	19,990
Appfolio Inc, Cl A *	4,566	390
Apple Inc	124,800	28,408
Automatic Data Processing Inc	10,077	1,479
Booz Allen Hamilton Holding Corp, Cl A	150,694	7,710
Broadridge Financial Solutions Inc	3,458	467
Cadence Design Systems Inc *	45,045	2,119
Canon Inc ADR	94,900	3,045
Cars.com Inc *	22,327	601
Casa Systems Inc *	4,505	66
CDK Global Inc	67,141	4,184
Cisco Systems Inc	463,800	22,156
Cision Ltd *	10,778	195
Citrix Systems Inc	33,658	3,838
Conduent Inc *	3,697	86
Convergys Corp	184,400	4,560
Corning Inc	138,500	4,641
CSG Systems International Inc	104,346	3,897
Diodes Inc *	3,981	151
Etsy Inc *	1,241	60
Extreme Networks Inc *	26,535	166
F5 Networks Inc *	47,100	8,908

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Fidelity National Information Services Inc	37,372	$4,043
Fiserv Inc *	49,519	3,965
Genpact Ltd	36,825	1,128
Intel Corp	452,000	21,890
International Business Machines Corp	89,200	13,066
Jack Henry & Associates Inc	8,267	1,310
KLA-Tencor Corp	64,700	7,519
Maxim Integrated Products Inc	35,871	2,169
Motorola Solutions Inc	178,012	22,850
Oracle Corp	191,500	9,303
Paychex Inc	9,053	663
PRGX Global Inc *	3,016	29
Sykes Enterprises Inc *	4,403	133
Synopsys Inc *	55,627	5,682
Tech Data Corp *	30,000	2,182
TechTarget Inc *	2,472	59
TTEC Holdings Inc	872	23
Western Union Co/The	436,392	8,257

		221,495

Materials — 2.2%
Avery Dennison Corp	32,428	3,411
Axalta Coating Systems Ltd *	5,440	166
Berry Global Group Inc *	10,274	490
Crown Holdings Inc *	109,300	4,679
Eastman Chemical Co	62,390	6,054
Gold Resource Corp	32,272	166
NewMarket Corp	697	279
Newmont Mining Corp	210,619	6,535
Schweitzer-Mauduit International Inc	60,500	2,462
Sonoco Products Co	106,400	5,963
Valvoline Inc	65,644	1,413

		31,618

Real Estate — 4.4%
AGNC Investment Corp ‡	157,756	3,001
Apple Hospitality Inc ‡	472,215	8,335
Chimera Investment Corp ‡	81,753	1,523
Consolidated-Tomoka Land Co	1,731	109
Cousins Properties Inc ‡	37,024	346
Easterly Government Properties Inc ‡	29,977	607
Equity Commonwealth *‡	22,122	709
Equity LifeStyle Properties Inc ‡	788	76
Exantas Capital Corp ‡	2,626	31
Four Corners Property Trust Inc ‡	14,364	387
Getty Realty Corp ‡	117,500	3,420
Jernigan Capital Inc ‡	1,350	27
Marcus & Millichap Inc *	2,950	107
Maui Land & Pineapple Co Inc *	5,054	64
MedEquities Realty Trust Inc ‡	8,926	96
National Health Investors Inc ‡	53,702	4,256
New Residential Investment Corp ‡	186,857	3,470

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Newmark Group Inc, Cl A	1,967	$25
Omega Healthcare Investors Inc ‡	140,100	4,630
Park Hotels & Resorts Inc ‡	47,561	1,591
Piedmont Office Realty Trust Inc, Cl A ‡	226,600	4,496
PotlatchDeltic Corp ‡	4,111	199
Prologis Inc ‡	3,439	231
PS Business Parks Inc ‡	8,627	1,125
Rayonier Inc ‡	20,233	705
Retail Properties of America Inc, Cl A ‡	248,400	3,162
RMR Group Inc/The	8,212	776
Ryman Hospitality Properties Inc ‡	3,252	289
SBA Communications Corp, Cl A *‡	38,984	6,051
Senior Housing Properties Trust ‡	239,000	4,567
St Joe Co/The *	1,643	28
Terreno Realty Corp ‡	22,599	868
VEREIT Inc ‡	825,700	6,457
Xenia Hotels & Resorts Inc ‡	18,331	445

		62,209

Telecommunication Services — 4.7%
AT&T Inc	700,617	22,378
BCE Inc	86,000	3,511
China Mobile Ltd ADR	87,300	4,190
Nippon Telegraph & Telephone Corp ADR	86,900	3,859
NTT DOCOMO Inc ADR	211,400	5,475
SK Telecom Co Ltd ADR	207,600	5,400
Verizon Communications Inc	385,000	20,932

		65,745

Utilities — 8.6%
ALLETE Inc	11,498	863
American Electric Power Co Inc	163,407	11,721
Avangrid Inc	37,573	1,854
Black Hills Corp	2,190	129
CenterPoint Energy Inc	109,508	3,043
Chesapeake Utilities Corp	11,811	1,016
CMS Energy Corp	55,606	2,738
Edison International	120,667	7,931
El Paso Electric Co	19,071	1,169
Entergy Corp	219,700	18,365
Exelon Corp	441,746	19,309
FirstEnergy Corp	324,400	12,126
Hawaiian Electric Industries Inc	61,343	2,164
IDACORP Inc	13,157	1,287
MGE Energy Inc	8,422	551
New Jersey Resources Corp	572	26
NextEra Energy Inc	52,631	8,953
Northwest Natural Gas Co	10,385	674
NorthWestern Corp	12,842	770
PG&E Corp *	62,925	2,906
Pinnacle West Capital Corp	20,253	1,591
PNM Resources Inc	26,403	1,028

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Portland General Electric Co	13,382	$621
Public Service Enterprise Group Inc	244,100	12,779
SJW Group	3,114	180
South Jersey Industries Inc	3,192	106
Southwest Gas Holdings Inc	5,564	430
Spire Inc	12,780	953
UGI Corp	31,697	1,713
Unitil Corp	13,129	664
Vistra Energy Corp *	77,718	1,829
Xcel Energy Inc	24,013	1,154

		120,643

Total Common Stock (Cost $1,119,758) ($ Thousands)		1,379,447

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 2.7%
SEI Daily Income Trust, Government Fund, Cl F
1.750%**†	38,582,797	$38,583

Total Cash Equivalent (Cost $38,583) ($ Thousands)		38,583

Total Investments in Securities— 100.5% (Cost $1,158,341) ($ Thousands)		$1,418,030

A list of the open futures contracts held by the Fund August 31, 2018 , is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
S&P 500 Index E-MINI	114	Sep-2018	$15,423	$16,541	$1,118

Percentages are based on Net Assets of $1,410,670 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of August 31, 2018.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

ADR — American Depositary Receipt

Cl — Class

Ltd — Limited

PLC — Public Limited Company

S&P— Standard & Poor’s

As of August 31, 2018, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended August 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2018, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “–” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended August 31, 2018 ($ Thousands):

Security Description	Value 5/31/2018	Purchases at Cost	Proceeds from Sales	Value 8/31/2018	Dividend Income
SEI Daily Income Trust, Government Fund, CI F	$15,317	$127,739	$(104,473)	$38,583	$186

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Global Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.4%

Australia — 2.2%
AGL Energy Ltd	500,618	$7,523
AMP Ltd	555,724	1,342
Aurizon Holdings Ltd	220,557	670
AusNet Services	476,675	567
BHP Billiton Ltd	21,091	506
Caltex Australia Ltd	12,999	284
Coca-Cola Amatil Ltd	1,105,421	7,507
Cochlear Ltd	10,063	1,571
Crown Resorts Ltd	9,145	94
CSL Ltd	36,681	6,030
Flight Centre Travel Group Ltd	46,218	1,953
Insurance Australia Group Ltd	82,696	462
LendLease Group	146,127	2,165
Mirvac Group ‡	1,998,600	3,512
Orica Ltd	2	–
Rio Tinto Ltd	21,595	1,136
Sonic Healthcare Ltd	65,024	1,232
South32 Ltd	296,463	746
Telstra Corp Ltd	2,523,655	5,658
Treasury Wine Estates Ltd	19,390	273
Wesfarmers Ltd	197,337	7,343
Woolworths Group Ltd	95,902	1,963

		52,537

Austria — 0.8%
Agrana Beteiligungs AG	15,528	382
Erste Group Bank AG	59,887	2,388
EVN AG	7,223	135
Flughafen Wien AG	5,554	212
Oberbank AG	489	51
Oesterreichische Post AG	110,402	4,886
OMV AG	533	28
Raiffeisen Bank International AG	12,341	352
Telekom Austria AG, Cl A	83,589	724
UNIQA Insurance Group AG	48,655	476
Verbund AG, Cl A	69,795	2,839
Vienna Insurance Group AG Wiener Versicherung Gruppe	24,653	673
voestalpine AG	147,492	6,631

		19,777

Belgium — 0.8%
Ageas	101,896	5,285
Bekaert SA	9,871	252
bpost SA	109,000	1,655
Colruyt SA	72,603	4,325
Elia System Operator SA/NV	8,026	503
Financiere de Tubize SA	823	66
KBC Group NV	6,362	453
Proximus SADP	63,463	1,465
UCB SA	43,139	3,953

		17,957

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Bermuda — 0.0%
Arch Capital Group Ltd *	34,159	$1,044

Canada — 5.3%
Agnico Eagle Mines Ltd	7,800	269
Artis ‡	20,162	191
Atco Ltd/Canada, Cl I	52,261	1,563
Bank of Montreal	126,093	10,344
Bank of Nova Scotia/The	71,000	4,113
Barrick Gold Corp	20,200	207
BCE Inc	77,100	3,147
Canadian Imperial Bank of Commerce	42,329	3,970
Canadian Tire Corp Ltd, Cl A	67,450	8,446
Canadian Utilities Ltd, Cl A	45,255	1,102
Canfor Corp *	8,800	203
CGI Group Inc, Cl A *	61,900	4,068
Constellation Software Inc/Canada	2,427	1,852
Dollarama Inc	25,663	971
Emera Inc	41,854	1,325
Empire Co Ltd, Cl A	20,457	390
Fairfax Financial Holdings Ltd	1,900	1,044
George Weston Ltd	89,622	6,986
H&R ‡	69,694	1,086
Intact Financial Corp	33,251	2,639
Kinross Gold Corp *	261,100	781
Loblaw Cos Ltd	253,300	13,112
Lululemon Athletica Inc *	34,808	5,393
Morguard ‡	6,927	66
National Bank of Canada	183,794	9,206
RioCan ‡	63,373	1,228
Rogers Communications Inc, Cl B	273,296	14,172
Royal Bank of Canada	33,400	2,655
TELUS Corp	210,101	7,797
TMX Group Ltd	43,300	2,906
Toronto-Dominion Bank/The	281,281	16,966
True North Commercial ‡	6,000	31

		128,229

Denmark — 1.3%
Carlsberg A/S, Cl B	67,171	8,219
Coloplast A/S, Cl B	12,545	1,346
Danske Bank A/S	218,600	6,446
GN Store Nord A/S	88,091	4,579
Jeudan A/S	240	39
Matas A/S	30,285	297
Novo Nordisk A/S, Cl B	49,626	2,438
Royal Unibrew A/S	61,869	5,344
William Demant Holding A/S *	84,846	3,459

		32,167

Finland — 0.7%
Aktia Bank OYJ	11,381	119
Aspo OYJ	3,245	38
DNA OYJ	28,648	611

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Elisa OYJ, Cl A	26,971	$1,156
Fortum OYJ	338,576	8,588
Kesko OYJ, Cl B	69,928	4,084
Olvi OYJ, Cl A	1,886	69
Orion OYJ, Cl B	30,529	1,125
Raisio OYJ, Cl V	41,709	148

		15,938

France — 1.7%
Aeroports de Paris	1,790	394
AXA SA	15,605	395
Boiron SA	809	63
Cie des Alpes	4,246	148
Credit Agricole SA	34,112	468
Dassault Aviation SA	2,786	5,196
Engie SA	3,457	51
Eutelsat Communications SA	15,685	372
Fnac Darty SA *	5,952	504
Fountaine Pajot SA	345	56
Hermes International	2,695	1,757
Metropole Television SA	19,829	393
Peugeot SA	77,816	2,146
Sanofi	115,800	9,928
TOTAL SA	220,300	13,808
Veolia Environnement SA	267,282	5,647

		41,326

Germany — 2.4%
Aareal Bank AG	92,378	3,765
adidas AG	14,550	3,638
Allianz SE	13,100	2,799
Aurubis AG	24,071	1,775
Bayerische Motoren Werke AG	45,600	4,425
Covestro AG (A)	42,066	3,591
CTS Eventim AG & Co KGaA	17,848	793
Deutsche Lufthansa AG	172,099	4,503
Deutsche Telekom AG	1,256	20
Evonik Industries AG	163,800	6,120
Fraport AG Frankfurt Airport Services Worldwide	4,059	366
Freenet AG	135,457	3,611
Hornbach Holding AG & Co KGaA	2,152	141
MAN SE	2,797	305
McKesson Europe AG	20,389	622
Merck KGaA	17,207	1,811
METRO AG	111,754	1,750
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	30,500	6,593
MVV Energie AG	1,870	55
Puma SE	398	219
RHOEN-KLINIKUM AG	46,775	1,231
Salzgitter AG	53,924	2,449
TAG Immobilien AG	173,100	4,270

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Talanx AG	60,400	$2,285
Uniper SE	5,460	167
Wuestenrot & Wuerttembergische AG	17,260	400

		57,704

Hong Kong — 3.0%
ASM Pacific Technology Ltd	302,300	3,189
BOC Hong Kong Holdings Ltd	564,500	2,755
Chevalier International Holdings Ltd	14,000	21
Chinney Investments Ltd	88,000	34
CK Asset Holdings Ltd	50,000	356
CK Hutchison Holdings Ltd	8,500	98
CK Infrastructure Holdings Ltd	606,425	4,435
CLP Holdings Ltd	1,637,191	19,242
First Pacific Co Ltd	627,280	286
Fountain SET Holdings Ltd	386,000	54
Guoco Group Ltd	8,000	133
Hang Seng Bank Ltd	105,411	2,858
HK Electric Investments & HK Electric Investments Ltd (A)	1,071,521	1,083
HKT Trust & HKT Ltd	5,353,686	6,916
Hong Kong & China Gas Co Ltd	373,890	770
Hongkong Land Holdings Ltd	36,600	253
Hysan Development Co Ltd	75,684	388
Kerry Properties Ltd	1,531,143	5,804
Langham Hospitality Investments and Langham Hospitality Investments Ltd	536,500	211
Li & Fung Ltd	376,000	107
Link ‡	554,538	5,525
MTR Corp Ltd	512,843	2,643
NWS Holdings Ltd	265,989	474
Paliburg Holdings Ltd	104,000	41
PCCW Ltd	1,668,542	886
Power Assets Holdings Ltd	270,087	1,894
Regal Hotels International Holdings Ltd	132,000	74
Sun Hung Kai Properties Ltd	281,000	4,171
Sunlight ‡	82,943	58
Swire Pacific Ltd, Cl A	93,621	1,059
Transport International Holdings Ltd	14,000	38
WH Group Ltd (A)	3,575,859	2,697
Wheelock & Co Ltd	74,135	465
Wing Tai Properties	18,000	14
Yue Yuen Industrial Holdings Ltd	990,500	2,745

		71,777

Ireland — 0.0%
Total Produce PLC	118,138	296

Israel — 1.7%
Amot Investments Ltd	132,969	701
Bank Hapoalim BM	1,351,918	10,137
Bank Leumi Le-Israel BM	1,521,925	10,237
Check Point Software Technologies Ltd *	22,313	2,593
Delta Galil Industries Ltd	309	9

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
FIBI Holdings Ltd	375	$11
Israel Discount Bank Ltd, Cl A	388,760	1,361
Maabarot Products Ltd	1,493	17
Malam - Team Ltd	731	80
Mizrahi Tefahot Bank Ltd	380,700	6,876
Nice Ltd *	8,409	971
Oil Refineries Ltd	347,656	183
OPC Energy Ltd	7,483	41
Orbotech Ltd *	54,700	3,500
Paz Oil Co Ltd	6,559	1,018
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd	15,982	815
Shufersal Ltd	261,032	1,721
Strauss Group Ltd	24,022	531
Teva Pharmaceutical Industries Ltd	33,575	783
Victory Supermarket Chain Ltd	2,933	34

		41,619

Italy — 0.3%
A2A SpA	784,743	1,352
ACEA SpA	998	14
Ascopiave SpA	2,940	11
Banca Mediolanum SpA	55,936	379
Hera SpA	692,174	2,176
Intesa Sanpaolo SpA	199,878	495
Iren SpA	806,703	1,896
Orsero SpA	7,800	63

		6,386

Japan — 8.1%
ABC-Mart Inc	8,100	443
Aeon Co Ltd	140,200	3,043
Aeon Hokkaido Corp	16,000	115
Ahjikan Co Ltd	6,100	86
Aisin Seiki Co Ltd	103,200	4,784
Alfresa Holdings Corp	17,700	445
Alpen Co Ltd	36,800	664
Aohata Corp	3,000	71
Aozora Bank Ltd	85,300	3,019
Araya Industrial Co Ltd	3,800	65
As-me ESTELLE CO Ltd	6,000	41
Astellas Pharma Inc	720,300	12,225
Atsugi Co Ltd	25,200	265
Benesse Holdings Inc	14,200	445
Biofermin Pharmaceutical Co Ltd	1,300	32
Can Do Co Ltd	20,916	320
Canon Inc	309,200	9,935
C’BON COSMETICS Co Ltd	3,200	75
Choushimaru Co Ltd	2,900	140
Chubu Electric Power Co Inc	44,900	654
Create Medic Co Ltd	3,300	36
Daiichi Sankyo Co Ltd	70,895	2,773
Daiohs Corp	2,700	33

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
DyDo Group Holdings Inc	17,196	$834
Ebara Foods Industry Inc	1,700	32
Eisai Co Ltd	2,800	254
Fujiya Co Ltd	9,400	208
Gourmet Kineya Co Ltd	8,000	90
Hakudo Co Ltd	9,800	168
Hoya Corp	46,872	2,746
ITOCHU Corp	210,300	3,686
Itochu-Shokuhin Co Ltd	953	50
Japan Airlines Co Ltd	136,500	4,930
Japan Post Bank Co Ltd	210,500	2,464
Japan Post Holdings Co Ltd	370,100	4,406
Japan Tobacco Inc	16,800	443
Jolly - Pasta Co Ltd	1,800	29
JSR Corp	41,700	811
JXTG Holdings	1,237,600	8,732
Kadoya Sesame Mills Inc	1,000	55
Kakiyasu Honten Co Ltd	9,900	227
Kato Sangyo Co Ltd	16,200	527
KDDI Corp	359,900	9,546
Keiyo Co Ltd	31,200	149
KFC Holdings Japan Ltd	10,173	183
King Jim Co Ltd	7,600	66
Kohnan Shoji Co Ltd	162,554	3,757
Komeri Co Ltd	800	20
Kuraray Co Ltd	165,400	2,404
Kurimoto Ltd	10,000	163
Kyokuyo Co Ltd	15,000	425
KYORIN Holdings Inc	28,100	585
Kyowa Exeo Corp	191,900	5,382
Kyushu Railway Co	18,500	557
Marubeni Corp	219,500	1,805
Marudai Food Co Ltd	15,836	62
Matsuya Foods Co Ltd	2,630	86
McDonald’s Holdings Co Japan Ltd	61,800	2,720
Medipal Holdings Corp	111,200	2,247
Mitsubishi Gas Chemical Co Inc	64,900	1,353
Mitsubishi Materials Corp	1,900	51
Mitsubishi Tanabe Pharma Corp	215,400	3,600
Mitsui & Co Ltd	82,700	1,382
Mitsui Sugar Co Ltd	10,300	281
Miyoshi Oil & Fat Co Ltd	10,700	125
Mizuho Financial Group Inc	1,005,300	1,769
Mochida Pharmaceutical Co Ltd	7,500	581
Morito Co Ltd	7,000	55
Morozoff Ltd	700	36
Mory Industries Inc	3,300	88
Nakayama Steel Works Ltd	40,800	248
Nichia Steel Works Ltd	13,800	40
Nihon Shokuhin Kako Co Ltd	1,477	29
Nippon Beet Sugar Manufacturing Co Ltd	3,000	53
Nippon Building Fund Inc, Cl A ‡	47	274

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Nippon Express Co Ltd	6,486	$407
Nippon Flour Mills Co Ltd	198,242	3,322
NIPPON Investment Corp ‡	117	376
Nippon Light Metal Holdings Co Ltd	8,400	19
Nippon Telegraph & Telephone Corp	431,600	19,267
Nissan Motor Co Ltd	488,500	4,582
Nisshin Oillio Group Ltd/The	4,849	131
Nissui Pharmaceutical Co Ltd	8,900	108
NJS Co Ltd	3,200	50
NTT DOCOMO Inc	403,342	10,494
Ohsho Food Service Corp	11,300	739
Okinawa Cellular Telephone Co	2,300	90
Okinawa Electric Power Co Inc/The	35,450	714
Ootoya Holdings Co Ltd	1,900	38
Oracle Corp Japan	29,754	2,504
Osaka Gas Co Ltd	137,200	2,568
Otsuka Corp	12,400	450
Otsuka Holdings Co Ltd	8,200	385
OUG Holdings Inc	3,500	88
Ozu Corp	800	14
Rhythm Watch Co Ltd	1,600	30
Ricoh Co Ltd	56,000	588
Sekisui Chemical Co Ltd	194,100	3,382
Senko Group Holdings Co Ltd	429,100	3,545
Senshu Ikeda Holdings Inc	884,600	3,135
Seven & i Holdings Co Ltd	115,800	4,726
Shimamura Co Ltd	2,300	213
Shionogi & Co Ltd	10,700	623
Showa Sangyo Co Ltd	3,300	87
Showa Shell Sekiyu KK	38,500	778
SKY Perfect JSAT Holdings Inc	378,000	1,793
SRS Holdings Co Ltd	18,700	169
Studio Alice Co Ltd	3,408	76
Sumitomo Dainippon Pharma Co Ltd	3,500	75
Sumitomo Osaka Cement Co Ltd	694,000	2,979
Taisho Pharmaceutical Holdings Co Ltd	4,700	510
Takeda Pharmaceutical Co Ltd	38,500	1,616
Takihyo Co Ltd	2,800	56
Teijin Ltd	327,300	6,497
Ten Allied Co Ltd *	6,400	26
Toho Holdings Co Ltd	20,900	552
Tokai Corp/Gifu	54	1
Tokyo Electric Power Co Holdings Inc *	211,100	979
Tokyu Recreation Co Ltd	800	35
Tsumura & Co	15,900	544
Unicafe Inc	9,700	103
Unicharm Corp	11,000	360
Vital KSK Holdings Inc	32,600	371
Yamada Denki Co Ltd	138,000	686
Yamaguchi Financial Group Inc	365,000	4,022

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Zaoh Co Ltd	2,000	$27

		195,453

Luxembourg — 0.1%
RTL Group SA	21,720	1,632

Netherlands — 0.7%
ABN AMRO Group NV (A)	38,335	1,041
Amsterdam Commodities NV	2,334	54
Coca-Cola European Partners PLC	8,478	360
ForFarmers NV	77,065	862
Heineken Holding NV	10,968	1,048
Koninklijke Ahold Delhaize NV	263,082	6,416
NN Group NV	111,062	4,772
Signify NV (A)	78,500	2,214
Sligro Food Group NV	14,231	612

		17,379

New Zealand — 1.0%
Air New Zealand Ltd	153,989	337
Argosy Property Ltd	548,186	395
Arvida Group Ltd	26,776	24
Auckland International Airport Ltd	105,441	500
Contact Energy Ltd	851,941	3,137
EBOS Group Ltd	3,798	53
Fisher & Paykel Healthcare Corp Ltd	458,929	4,991
Fletcher Building Ltd	301,241	1,271
Freightways Ltd	103,889	525
Genesis Energy Ltd	465,814	757
Goodman Property Trust ‡	810,739	801
Infratil Ltd	25,128	57
Investore Property Ltd ‡	78,804	80
Kathmandu Holdings Ltd	26,383	57
Kiwi Property Group Ltd ‡	1,028,479	938
Mainfreight Ltd	37,867	708
Mercury NZ Ltd	890,272	1,940
Meridian Energy Ltd	109,580	236
Metlifecare Ltd	56,720	239
New Zealand Refining Co Ltd/The	27,387	47
Property for Industry Ltd ‡	23,622	28
Restaurant Brands New Zealand Ltd	124,561	636
Ryman Healthcare Ltd	89,763	839
Sanford Ltd/NZ	8,999	46
Spark New Zealand Ltd	1,036,073	2,743
Steel & Tube Holdings Ltd	33,559	28
Stride Property Group	160,030	203
Summerset Group Holdings Ltd	219,092	1,116
Trade Me Group Ltd	19,960	71
Trustpower Ltd	12,723	51
Z Energy Ltd	61,377	294

		23,148

Norway — 0.9%
Equinor ASA	52,032	1,338

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Leroy Seafood Group ASA	480,800	$3,672
Norsk Hydro ASA	260,721	1,444
Orkla ASA	978,762	8,076
Telenor ASA	419,179	7,925

		22,455

Portugal — 0.2%
Galp Energia SGPS SA, Cl B	47,471	965
Jeronimo Martins SGPS SA	39,857	598
Novabase SGPS SA	8,381	27
REN - Redes Energeticas Nacionais SGPS SA	755,596	2,145
Sonae SGPS SA	157,063	168

		3,903

Singapore — 1.8%
Ascendas ‡	350,777	702
Ascendas Hospitality Trust ‡	25,800	15
Cache Logistics Trust ‡	395,900	214
CapitaLand Commercial Trust ‡	1,486,748	1,921
CapitaLand Mall Trust ‡	3,949,100	6,168
ComfortDelGro Corp Ltd	496,119	829
Dairy Farm International Holdings Ltd	55,500	514
DBS Group Holdings Ltd	330,900	6,026
Far East Hospitality Trust ‡	55,300	26
Frasers Hospitality Trust ‡	39,800	20
Genting Singapore Ltd	481,400	376
Hutchison Port Holdings Trust, Cl U	1,276,316	313
IREIT Global ‡	165,700	92
Jardine Matheson Holdings Ltd	11,600	732
Mapletree Commercial Trust ‡	935,700	1,113
Mapletree Industrial Trust ‡	1,990,100	2,891
Mapletree North Asia Commercial Trust ‡	272,600	231
Olam International Ltd	85,800	128
OUE Hospitality Trust ‡	77,400	43
OUE Ltd	345,500	396
Oversea-Chinese Banking Corp Ltd	681,800	5,623
SATS Ltd	284,200	1,052
Sheng Siong Group Ltd	1,905,600	1,627
Singapore Airlines Ltd	74,138	530
Singapore Press Holdings Ltd	463,308	947
Singapore Technologies Engineering Ltd	310,900	758
Soilbuild Business Space ‡	245,400	113
SPH ‡	1,316,400	961
StarHub Ltd	607,192	718
Suntec ‡	86,222	118
United Overseas Bank Ltd	346,800	6,850
Yangzijiang Shipbuilding Holdings Ltd	478,400	374

		42,421

Spain — 0.5%
Aena SME SA (A)	4,865	863
Amadeus IT Group SA, Cl A	25,894	2,408
Bankinter SA	2	–

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CaixaBank SA	80,461	$361
Cia de Distribucion Integral Logista Holdings SA	3,373	89
Ebro Foods SA	90,526	1,952
Endesa SA	316,017	7,093

		12,766

Sweden — 1.1%
Axfood AB	252,479	4,828
Boliden AB	29,158	764
Electrolux AB, Cl B	93,600	2,090
Essity AB, Cl B	119,706	3,105
Granges AB	9,418	110
ICA Gruppen AB	167,377	5,102
Swedish Match AB	180,001	9,632
Telia Co AB	368,710	1,637

		27,268

Switzerland — 3.4%
Allreal Holding AG	4,308	714
Alpiq Holding AG	216	18
ALSO Holding AG	27,500	3,282
Barry Callebaut AG	843	1,506
Basellandschaftliche Kantonalbank	38	36
BKW AG	9,657	687
Chocoladefabriken Lindt & Spruengli AG	312	3,298
Crealogix Holding AG	303	47
Helvetia Holding AG	4,523	2,722
Intershop Holding AG	697	363
Investis Holding SA	813	51
Julius Baer Group Ltd	28,806	1,535
Lastminute.com NV *	2,854	41
Luzerner Kantonalbank AG	140	74
Nestle SA	74,261	6,249
Novartis AG	105,412	8,761
Orior AG	1,841	163
Pargesa Holding SA	2,349	191
Roche Holding AG	87,470	21,779
Schindler Holding AG	11,637	2,767
Siegfried Holding AG	88	42
Sonova Holding AG *	15,640	2,974
Swiss Life Holding AG	21,605	7,846
Swiss Prime Site AG	27,203	2,513
Swiss Re AG	80,500	7,255
Swisscom AG *	7,734	3,462
Swissquote Group Holding SA	783	58
Tamedia AG	1,293	171
Valora Holding AG	4,987	1,449
Zurich Insurance Group AG	6,019	1,837

		81,891

United Kingdom — 4.0%
AG Barr PLC	34,681	316
Amino Technologies PLC	28,544	75

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Aviva PLC	58,819	$371
BAE Systems PLC	825,700	6,504
BHP Billiton PLC	72,181	1,542
BP PLC	970,376	6,903
Britvic PLC	668,916	7,086
Burberry Group PLC	19,475	566
Carnival PLC	6,994	421
Central Asia Metals PLC	108,208	302
Centrica PLC	545,438	1,016
Coca-Cola HBC AG	39,796	1,364
Computacenter PLC	3,456	61
Cranswick PLC	14,989	629
Diageo PLC	79,032	2,768
F&C UK Real Estate Investment Ltd ‡	31,314	40
GlaxoSmithKline PLC	722,578	14,655
Greggs PLC	48,776	674
Hansteen Holdings PLC ‡	40,571	53
Imperial Brands PLC	33,102	1,181
Inchcape PLC	364,700	3,280
International Consolidated Airlines Group SA	251,353	2,257
J D Wetherspoon PLC	196,400	3,178
JD Sports Fashion PLC	4,180	28
Kingfisher PLC	1,275,469	4,534
Legal & General Group PLC	100,763	333
Lookers PLC	451,200	619
Marks & Spencer Group PLC	903,700	3,542
National Express Group PLC	110,600	569
Next PLC	47,366	3,386
QinetiQ Group PLC	41,037	144
Randgold Resources Ltd	23,157	1,511
Rightmove PLC	295,920	1,892
Royal Dutch Shell PLC, Cl B	17,293	571
Royal Mail PLC	777,909	4,530
ScS Group PLC	12,552	35
Secure Income PLC ‡	8,425	42
Segro PLC ‡	95,287	815
Softcat PLC	34,364	380
SSE PLC	634,127	10,327
Standard Life Investment Property Income Trust Ltd ‡	336,178	414
Tate & Lyle PLC	611,004	5,324
Tritax Big Box PLC ‡	487,413	956
TUI AG	34,001	628
WH Smith PLC	10,591	284
Wm Morrison Supermarkets PLC	36,762	126

		96,232

United States — 54.4%

Consumer Discretionary — 7.1%
Acushnet Holdings Corp	16,084	435
BBX Capital Corp, Cl A	4,179	31
Booking Holdings Inc *	895	1,747

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Bright Horizons Family Solutions Inc *	1,657	$198
Brinker International Inc	37,600	1,665
Callaway Golf Co	61,112	1,394
Career Education Corp *	12,152	194
Carnival Corp, Cl A	5,354	329
Carter’s Inc	7,981	845
Children’s Place Inc/The	20,600	2,899
Churchill Downs Inc	19,192	5,424
Columbia Sportswear Co	49,388	4,480
Comcast Corp, Cl A	231,300	8,556
Cooper-Standard Holdings Inc *	26,300	3,641
Darden Restaurants Inc	47,710	5,536
Deckers Outdoor Corp *	11,343	1,382
Denny’s Corp *	31,401	473
Dick’s Sporting Goods Inc	6,628	248
Dollar General Corp	39,535	4,259
Ford Motor Co	403,300	3,823
Gannett Co Inc	26,991	277
Gap Inc/The	196,060	5,950
General Motors Co	153,400	5,530
Graham Holdings Co, Cl B	316	178
Grand Canyon Education Inc *	8,002	953
H&R Block Inc	6,002	162
Home Depot Inc/The	42,016	8,436
International Speedway Corp, Cl A	6,888	304
John Wiley & Sons Inc, Cl A	43,711	2,822
Kohl’s Corp	47,300	3,742
Lowe’s Cos Inc	46,600	5,068
Madison Square Garden Co/The, Cl A *	1,825	551
Marcus Corp/The	6,225	253
McDonald’s Corp	64,607	10,481
Michael Kors Holdings Ltd *	31,669	2,300
Movado Group Inc	5,241	223
MSG Networks Inc *	5,711	139
New Media Investment Group Inc	74,609	1,186
New York Times Co/The, Cl A	43,787	1,020
News Corp, Cl A	205,027	2,680
Pinnacle Entertainment Inc *	27,280	934
PVH Corp	10,352	1,482
Ralph Lauren Corp, Cl A	12,432	1,651
Sally Beauty Holdings Inc *	235,100	3,621
Scholastic Corp	33,583	1,412
Service Corp International/US	181,475	7,615
Steven Madden Ltd	16,105	937
Target Corp	253,418	22,174
Tiffany & Co	1,663	204
TJX Cos Inc/The	58,706	6,456
Ulta Beauty Inc *	2,500	650
VF Corp	9,012	830
Walt Disney Co/The	157,176	17,607

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Yum! Brands Inc	71,250	$6,191

		171,578

Consumer Staples — 9.2%
Altria Group Inc	44,841	2,624
Archer-Daniels-Midland Co	23,551	1,187
Brown-Forman Corp, Cl B	15,265	797
Campbell Soup Co	96,900	3,823
Central Garden & Pet Co, Cl A *	3,060	111
Church & Dwight Co Inc	15,411	872
Clorox Co/The	41,538	6,022
Coca-Cola Co/The	180,557	8,047
Coca-Cola European Partners PLC	202,574	8,638
Colgate-Palmolive Co	109,977	7,304
Costco Wholesale Corp	22,917	5,343
CVS Health Corp	63,700	4,793
Estee Lauder Cos Inc/The, Cl A	97,376	13,644
Fresh Del Monte Produce Inc	23,600	884
Herbalife Nutrition Ltd *	11,104	628
Hershey Co/The	39,233	3,944
Ingredion Inc	81,206	8,208
Inter Parfums Inc	5,210	340
J&J Snack Foods Corp	10,333	1,503
JM Smucker Co/The	91,200	9,428
John B Sanfilippo & Son Inc	1,126	82
Kellogg Co	163,200	11,716
Kimberly-Clark Corp	73,422	8,483
Kroger Co/The	171,800	5,412
Lancaster Colony Corp	978	153
Medifast Inc	16,945	3,876
Molson Coors Brewing Co, Cl B	92,273	6,158
Monster Beverage Corp *	24,756	1,507
Nu Skin Enterprises Inc, Cl A	15,137	1,205
PepsiCo Inc	96,087	10,763
Procter & Gamble Co/The	160,256	13,293
Sanderson Farms Inc	27,800	2,940
Sysco Corp	149,591	11,192
Tyson Foods Inc, Cl A	193,138	12,131
USANA Health Sciences Inc *	39,113	5,161
Vector Group Ltd	23,624	367
Walgreens Boots Alliance Inc	182,200	12,492
Walmart Inc	269,041	25,790

		220,861

Energy — 1.5%
Chevron Corp	89,000	10,543
Exxon Mobil Corp	165,704	13,285
Phillips 66	40,225	4,767
Valero Energy Corp	72,200	8,511

		37,106

Financials — 6.3%
Aflac Inc	173,000	8,000

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
AG Mortgage Investment Trust Inc ‡	3,365	$63
Allstate Corp/The	90,700	9,122
American Financial Group Inc/OH	31,700	3,530
Annaly Capital Management Inc ‡	703,048	7,466
Apollo Commercial Real Estate Finance Inc ‡	188,200	3,657
Ares Commercial Real Estate Corp ‡	19,393	284
Axis Capital Holdings Ltd	58,900	3,388
BankFinancial Corp	12,211	195
Baycom Corp *	2,039	53
BB&T Corp	60,200	3,110
Berkshire Hathaway Inc, Cl B *	139,159	29,045
Blackstone Mortgage Trust Inc, Cl A ‡	49,616	1,690
BOK Financial Corp	9,317	955
CBTX Inc	3,428	125
CME Group Inc, Cl A	3,160	552
Ellington Residential Mortgage ‡	1,682	20
Everest Re Group Ltd	34,100	7,605
Flagstar Bancorp Inc *	11,352	375
Granite Point Mortgage Trust Inc ‡	52,789	1,010
Hartford Financial Services Group Inc/The	94,900	4,780
Kearny Financial Corp/MD	20,479	281
KKR Real Estate Finance Trust Inc ‡	3,784	80
Lincoln National Corp	64,062	4,201
MetLife Inc	22,702	1,042
National Western Life Group Inc, Cl A	150	49
PennyMac Mortgage Investment Trust ‡	17,432	348
PNC Financial Services Group Inc/The	38,500	5,526
Provident Financial Holdings Inc	9,453	174
Prudential Financial Inc	57,526	5,652
Reinsurance Group of America Inc, Cl A	43,370	6,195
Starwood Property Trust Inc ‡	485,782	10,702
Sutherland Asset Management Corp ‡	2,431	42
Territorial Bancorp Inc	707	21
Torchmark Corp	73,575	6,469
TPG RE Finance Trust Inc ‡	4,812	99
Travelers Cos Inc/The	110,500	14,542
Two Harbors Investment Corp ‡	222,800	3,480
Voya Financial Inc	115,253	5,771
Waterstone Financial Inc	59,003	997

		150,696

Health Care — 11.6%
Abbott Laboratories	23,378	1,563
AbbVie Inc	90,400	8,677
Acorda Therapeutics Inc *	13,222	381
Aetna Inc	32,151	6,439
Amgen Inc	45,800	9,151
AMN Healthcare Services Inc *	1,495	87
AngioDynamics Inc *	6,430	144
Anthem Inc	41,928	11,100
Baxter International Inc	28,300	2,105
Biogen Inc *	864	305

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Bio-Rad Laboratories Inc, Cl A *	20,006	$6,508
BioSpecifics Technologies Corp *	355	19
Bristol-Myers Squibb Co	32,611	1,975
Charles River Laboratories International Inc *	8,459	1,045
Chemed Corp	26,986	8,731
Cigna Corp	52,128	9,818
Cooper Cos Inc/The	6,401	1,637
Danaher Corp	62,343	6,455
Eli Lilly & Co	26,928	2,845
Encompass Health Corp	86,108	7,026
Ensign Group Inc/The	7,002	274
Express Scripts Holding Co *	68,700	6,047
Genomic Health Inc *	17,978	1,100
Gilead Sciences Inc	56,400	4,271
Globus Medical Inc, Cl A *	2,777	148
Haemonetics Corp *	36,111	4,031
Hanger Inc *	4,967	102
HCA Healthcare Inc	144,252	19,346
HealthStream Inc	12,694	403
Humana Inc	30,176	10,056
Innoviva Inc *	39,313	571
Johnson & Johnson	249,776	33,642
Laboratory Corp of America Holdings *	8,759	1,514
LifePoint Health Inc *	45,600	2,937
Luminex Corp	14,809	418
Merck & Co Inc	312,161	21,411
Mettler-Toledo International Inc *	6,719	3,927
Molina Healthcare Inc *	12,882	1,778
Myriad Genetics Inc *	1,949	97
National HealthCare Corp	16,031	1,236
Orthofix Medical Inc *	17,648	945
Owens & Minor Inc	53,200	903
Pfizer Inc	800,747	33,247
Phibro Animal Health Corp, Cl A	4,805	227
Prestige Consumer Healthcare Inc *	47,940	1,846
Quest Diagnostics Inc	75,705	8,326
Taro Pharmaceutical Industries Ltd *	7,143	755
United Therapeutics Corp *	25,726	3,164
UnitedHealth Group Inc	31,079	8,343
Universal Health Services Inc, Cl B	30,261	3,939
US Physical Therapy Inc	2,836	355
WellCare Health Plans Inc *	26,033	7,877
Zoetis Inc, Cl A	98,014	8,880

		278,127

Industrials — 3.1%
Allison Transmission Holdings Inc, Cl A	132,800	6,595
Atento SA	76,729	552
Boeing Co/The	9,700	3,325
Brady Corp, Cl A	5,225	211
CH Robinson Worldwide Inc	7,568	727
Curtiss-Wright Corp	5,866	786

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
EMCOR Group Inc	6,403	$513
Kforce Inc	4,293	181
Lockheed Martin Corp	24,309	7,789
ManpowerGroup Inc	28,584	2,679
McGrath RentCorp	5,008	290
Northrop Grumman Corp	8,956	2,673
Raytheon Co	35,925	7,165
Republic Services Inc, Cl A	74,000	5,429
Robert Half International Inc	9,993	781
Teledyne Technologies Inc *	4,284	1,016
Tetra Tech Inc	2,122	148
Textron Inc	25,382	1,752
United Parcel Service Inc, Cl B	24,330	2,990
United Technologies Corp	68,205	8,983
Waste Management Inc	206,127	18,737

		73,322

Information Technology — 7.1%
Accenture PLC, Cl A	30,892	5,223
Agilysys Inc *	3,072	49
Amdocs Ltd	237,325	15,493
Apple Inc	121,200	27,589
Aspen Technology Inc *	11,452	1,321
Booz Allen Hamilton Holding Corp, Cl A	42,416	2,170
Broadridge Financial Solutions Inc	14,636	1,978
CA Inc	160,900	7,047
CACI International Inc, Cl A *	4,500	878
Cisco Systems Inc	317,100	15,148
Citrix Systems Inc *	8,641	985
CoreLogic Inc/United States *	2,040	104
CSG Systems International Inc	61,712	2,305
F5 Networks Inc *	38,732	7,325
Fidelity National Information Services Inc	13,965	1,511
Intel Corp	340,000	16,466
International Business Machines Corp	95,700	14,018
Intuit Inc	14,765	3,240
Jack Henry & Associates Inc	16,428	2,603
Juniper Networks Inc	119,000	3,383
KLA-Tencor Corp	37,500	4,358
Mastercard Inc, Cl A	46,307	9,982
Microsoft Corp	5,205	585
Motorola Solutions Inc	108,283	13,899
Perficient Inc *	24,198	695
Plantronics Inc	17,189	1,155
Progress Software Corp	16,781	687
SPS Commerce Inc *	10,031	986
Sykes Enterprises Inc *	81,257	2,457
Symantec Corp	35,083	707
TechTarget Inc *	4,503	108
Total System Services Inc	20,833	2,024
Travelport Worldwide Ltd	29,172	542
VeriSign Inc *	25,360	4,022

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
XO Group Inc *	11,976	$360

		171,403

Materials — 1.3%
AptarGroup Inc	8,863	928
Avery Dennison Corp	32,200	3,387
Eastman Chemical Co	51,600	5,007
Huntsman Corp	34,977	1,066
Kaiser Aluminum Corp	35,938	3,938
LyondellBasell Industries NV, Cl A	4,263	481
Materion Corp	39,864	2,543
Newmont Mining Corp	12,641	392
Reliance Steel & Aluminum Co	90,573	7,960
Schnitzer Steel Industries Inc, Cl A	3,388	89
Sonoco Products Co	73,200	4,102
Steel Dynamics Inc	22,234	1,017

		30,910

Real Estate — 1.4%
AGNC Investment Corp ‡	418,083	7,952
Chimera Investment Corp ‡	178,600	3,327
Exantas Capital Corp ‡	8,020	95
Getty Realty Corp ‡	133,600	3,889
National Health Investors Inc ‡	80,800	6,403
NorthStar Realty Europe Corp ‡	7,138	98
Piedmont Office Realty Trust Inc, Cl A ‡	192,900	3,827
Select Income ‡	83,500	1,716
Senior Housing Properties Trust ‡	268,100	5,123
Xenia Hotels & Resorts Inc ‡	37,384	907

		33,337

Telecommunication Services — 1.5%
AT&T Inc	278,300	8,889
BCE Inc	190,779	7,778
Telephone & Data Systems Inc	31,415	944
T-Mobile US Inc *	620	41
United States Cellular Corp *	4,899	209
Verizon Communications Inc	340,700	18,524

		36,385

Utilities — 4.3%
Ameren Corp	90,900	5,748
American Electric Power Co Inc	32,246	2,313
Atmos Energy Corp	2,280	210
CenterPoint Energy Inc	304,932	8,474
Consolidated Edison Inc	52,431	4,138
DTE Energy Co	1,474	164
Duke Energy Corp	5,073	412
Edison International	95,600	6,284
Entergy Corp	191,300	15,991
Eversource Energy	2,800	175

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Exelon Corp	494,070	$21,596
FirstEnergy Corp	342,500	12,803
Hawaiian Electric Industries Inc	81,221	2,865
MDU Resources Group Inc	18,675	521
NorthWestern Corp	37,343	2,239
Pinnacle West Capital Corp	43,900	3,448
Public Service Enterprise Group Inc	230,400	12,061
SCANA Corp	52,900	2,028
Southern Co/The	66,309	2,903

		104,373

		1,308,098

Total Common Stock (Cost $2,072,474) ($ Thousands)		2,319,403

PREFERRED STOCK — 0.1%

Germany — 0.1%
Bayerische Motoren Werke AG	3,925	330
Henkel AG & Co KGaA	5,830	746

		1,076

Sweden — 0.0%
Akelius Residential Property AB	10,930	408

Total Preferred Stock (Cost $1,511) ($ Thousands)		1,484

	Number of Rights

RIGHTS — 0.0%

New Zealand — 0.0%
Steel & Tube Holdings Ltd, Expires 09/05/2018	17,663	2

Total Rights (Cost $—) ($ Thousands)		2

	Shares

CASH EQUIVALENT — 2.7%
SEI Daily Income Trust, Government Fund, Cl F
1.750% **†	65,331,994	65,332

Total Cash Equivalent (Cost $65,332) ($ Thousands)		65,332

Total Investments — 99.2% (Cost $2,139,317) ($ Thousands)		$2,386,221

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	9

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Global Managed Volatility Fund (Continued)

A list of the open futures contracts held by the Fund at August 31, 2018, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)

DJ Euro Stoxx 50 Index	152	Sep-2018	$6,150	$ 5,993	$(147)

FTSE 100 Index	40	Sep-2018	4,012	3,860	(97)

Hang Seng Index	4	Sep-2018	718	707	(10)

S&P 500 Index E-MINI	192	Sep-2018	27,434	27,859	425

SPI 200 Index	18	Sep-2018	2,074	2,052	7

TOPIX Index	30	Sep-2018	4,760	4,690	(68)

			$45,148	$ 45,161	$110

A list of the open forwards contracts held by the Fund at August 31, 2018, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)

Brown Brothers Harriman	09/27/18	USD	3	NZD	4	$–

Brown Brothers Harriman	09/27/18	USD	7	NOK	56	–

Brown Brothers Harriman	09/27/18	USD	27	HKD	211	–

Brown Brothers Harriman	09/27/18	USD	57	SEK	516	–

Brown Brothers Harriman	09/27/18	USD	60	DKK	379	–

Brown Brothers Harriman	09/27/18	USD	187	CAD	242	(1)

Brown Brothers Harriman	09/27/18	USD	259	JPY	28,786	1

Brown Brothers Harriman	09/27/18	USD	370	CHF	360	3

Brown Brothers Harriman	09/27/18	USD	401	EUR	342	(2)

Brown Brothers Harriman	09/27/18	USD	451	GBP	347	–

Brown Brothers Harriman	09/27/18	USD	98	GBP	75	–

Brown Brothers Harriman	09/27/18	NZD	18,155	USD	12,145	104

Brown Brothers Harriman	09/27/18	SGD	30,402	USD	22,325	118

Brown Brothers Harriman	09/27/18	AUD	38,100	USD	27,983	437

Brown Brothers Harriman	09/27/18	GBP	38,708	USD	49,946	(410)

Brown Brothers Harriman	09/27/18	CHF	41,729	USD	42,639	(625)

Brown Brothers Harriman	09/27/18	CAD	81,863	USD	63,122	301

Brown Brothers Harriman	09/27/18	NOK	92,761	USD	11,152	45

Brown Brothers Harriman	09/27/18	EUR	106,232	USD	124,217	380

Brown Brothers Harriman	09/27/18	DKK	106,504	USD	16,697	38

Brown Brothers Harriman	09/27/18	SEK	137,789	USD	15,170	54

Brown Brothers Harriman	09/27/18	SEK	106	USD	12	–

Brown Brothers Harriman	09/27/18	HKD	665	USD	85	–

Brown Brothers Harriman	09/27/18	HKD	301,635	USD	38,447	(3)

Brown Brothers Harriman	09/27/18	JPY	11,511,747	USD	103,825	(202)

						$238

Percentages are based on a Net Assets of $2,405,483 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of August 31, 2018.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2018, the value of these securities amounted to $11,489 ($ Thousands), representing 0.48% of the Net Assets of the Fund.

AUD — Australian Dollar

CAD — Canadian Dollar

10	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Global Managed Volatility Fund (Continued)

CHF — Swiss Franc

Cl — Class

DJ — Dow Jones

DKK — Danish Krone

EUR — Euro

FTSE— Financial Times and Stock Exchange

GBP — British Pound Sterling

HKD — Hong Kong Dollar

JPY — Japanese Yen

Ltd — Limited

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLC — Public Limited Company

S&P — Standard & Poor’s

SGD — Singapore Dollar

SEK — Swedish Krona

SPI — Share Price Index

TOPIX — Tokyo Price Index

USD — United States Dollar

The following is a list of the level of inputs used as of August 31, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($Thousands).

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,318,596	$807	$–	$2,319,403
Preferred Stock	1,484	–	–	1,484
Rights	2	–	–	2
Cash Equivalent	65,332	–	–	65,332

Total Investments in Securities	$2,385,414	$807	$–	$2,386,221

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$432	$–	$–	$432
Unrealized Depreciation	(322)	–	–	(322)
Forwards Contracts *
Unrealized Appreciation	–	1,481	–	1,481
Unrealized Depreciation	–	(1,243)	–	(1,243)

Total Other Financial Instruments	$110	$238	$–	$348

* Futures contracts and forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended August 31, 2018, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the period ended August 31, 2018, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “–” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended August 31, 2018 ($ Thousands):

Security Description	Value 05/31/2018	Purchases at Cost	Proceeds from Sales	Value 8/31/2018	Dividend Income
SEI Daily Income Trust, Government Fund, Cl F	$39,473	$101,964	$(76,105)	$65,332	$207

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	11

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

World Equity Ex-US Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.5%

Argentina — 0.7%
MercadoLibre Inc *(A)	111,261	$38,097
Ternium SA ADR	78,630	2,217
YPF SA ADR *	1,416,525	21,432

		61,746

Australia — 4.8%
a2 Milk Co Ltd *(A)	4,349,895	36,177
Alumina Ltd	16,441,410	34,244
AMP Ltd	3,126,870	7,553
Aristocrat Leisure Ltd	1,126,867	25,744
ASX Ltd	638,525	31,235
BGP Holdings *(B)	239,898	–
BHP Billiton Ltd	1,230,457	29,553
BHP Billiton Ltd ADR	271,584	13,047
BlueScope Steel Ltd	1,510,782	18,913
CIMIC Group Ltd ‡	54,800	1,953
Cochlear Ltd	137,078	21,394
CSL Ltd	42,840	7,042
CSR Ltd	755,709	2,356
Downer EDI Ltd	372,423	2,079
Flight Centre Travel Group Ltd	46,318	1,957
Goodman Group	1,263,650	9,778
Newcrest Mining Ltd	1,999,989	28,046
Origin Energy Ltd *	1,562,737	8,985
Orora Ltd	650,154	1,660
OZ Minerals Ltd	4,944,442	32,433
Qantas Airways Ltd	5,567,848	25,892
SEEK Ltd	358,587	5,809
Sonic Healthcare Ltd	127,802	2,421
South32 Ltd	20,465,938	51,536

		399,807

Austria — 0.8%
Erste Group Bank AG *	437,222	17,433
OMV AG	107,867	5,727
Raiffeisen Bank International AG	70,516	2,010
Schoeller-Bleckmann Oilfield Equipment AG	184,457	19,992
voestalpine AG	413,508	18,590

		63,752

Belgium — 0.1%
KBC Group NV	119,070	8,478
UCB SA	37,375	3,425

		11,903

Brazil — 1.3%
B3 SA - Brasil Bolsa Balcao *	5,323,018	28,333
Banco Bradesco SA ADR *	2,247,282	15,596
BRF SA *	1,431,630	7,009
Cielo SA	1,729,211	6,354
Cosan Ltd, Cl A	1,491,418	9,858
Cosan SA	154,300	1,297
EDP - Energias do Brasil SA	325,800	1,064

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
IRB Brasil Resseguros S/A	307,700	$4,410
JBS SA	5,755,900	13,090
Kroton Educacional SA	2,865,500	7,108
Petrobras Distribuidora SA	343,844	1,642
Qualicorp Consultoria e Corretora de Seguros SA	708,600	2,709
Suzano Papel e Celulose SA	677,700	7,821
Telefonica Brasil SA ADR	68,837	681
TIM Participacoes SA	285,600	851
TOTVS SA	69,300	446

		108,269

British Virgin Islands — 0.1%
Hollysys Automation Technologies Ltd	544,547	11,817

Canada — 4.5%
Bank of Montreal	247,000	20,263
Canada Goose Holdings Inc *	157,920	9,600
Canadian Imperial Bank of Commerce	278,600	26,130
Canfor Corp *	94,419	2,179
CGI Group Inc, Cl A *	18,300	1,202
CI Financial Corp	643,885	10,370
Cogeco Communications Inc	9,000	447
Constellation Software Inc/Canada	41,319	31,532
Empire Co Ltd, Cl A	272,000	5,190
Enghouse Systems Ltd	15,300	944
Fairfax Financial Holdings Ltd	53,398	29,340
Home Capital Group Inc, Cl B *	614,100	6,904
Interfor Corp *	158,200	2,725
Linamar Corp	148,179	6,520
Lundin Mining Corp	1,826,300	8,712
Magna International Inc, Cl A	380,050	20,595
Maple Leaf Foods Inc	337,473	8,178
Norbord Inc	12,783	487
Quebecor Inc, Cl B	692,420	13,955
Restaurant Brands International Inc	66,702	3,829
Ritchie Bros Auctioneers Inc	255,342	9,731
Rogers Communications Inc, Cl B	444,986	23,064
Royal Bank of Canada	420,981	33,467
Suncor Energy Inc	524,444	21,606
TMX Group Ltd	565,363	37,938
Toronto-Dominion Bank/The	465,138	28,056
West Fraser Timber Co Ltd	188,088	12,487

		375,451

Chile — 0.2%
Enel Chile SA ADR	180,827	880
Sociedad Quimica y Minera de Chile SA ADR	344,981	14,700

		15,580

China — 3.9%
51job Inc ADR *	62,621	4,841
Agricultural Bank of China Ltd, Cl H	14,076,000	6,815
Alibaba Group Holding Ltd ADR *	304,356	53,265

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Autohome Inc ADR *(A)	147,415	$12,178
Baidu Inc ADR *	183,051	41,457
BYD Co Ltd, Cl H	2,418,000	14,371
Changyou.com Ltd ADR *	23,864	322
China Life Insurance Co Ltd, Cl H	7,224,000	16,328
China Oilfield Services Ltd, Cl H	11,097,357	9,841
China Petroleum & Chemical Corp, Cl H	7,136,000	7,173
China Shenhua Energy Co Ltd, Cl H	497,000	1,108
China Telecom Corp Ltd, Cl H	9,116,000	4,286
Ctrip.com International Ltd ADR *(A)	247,057	9,672
Kunlun Energy Co Ltd	11,430,799	11,942
Kweichow Moutai Co Ltd *	45,750	4,372
Momo Inc ADR *	833,725	38,593
PetroChina Co Ltd, Cl H	3,462,000	2,576
Ping An Insurance Group Co of China Ltd, Cl H	4,729,500	45,554
Sinopharm Group Co Ltd, Cl H	2,199,600	10,944
YY Inc ADR *	364,254	27,840

		323,478

Colombia — 0.4%
Bancolombia SA ADR, Cl R (A)	422,719	18,329
Ecopetrol SA ADR	875,581	19,788

		38,117

Czech Republic — 0.1%
Komercni banka as	251,985	10,534

Denmark — 1.4%
Carlsberg A/S, Cl B	16,764	2,051
Coloplast A/S, Cl B	8,497	912
DSV A/S	279,487	26,249
GN Store Nord A/S	168,437	8,756
H Lundbeck A/S	274,202	16,125
Novozymes A/S, Cl B	254,981	14,007
Orsted A/S (C)	515,771	32,680
Pandora A/S	155,985	9,341
Rockwool International A/S, Cl B	14,070	6,109
SimCorp A/S	6,181	586
William Demant Holding A/S *	14,729	600

		117,416

Finland — 1.3%
Fortum OYJ	592,150	15,019
Kesko OYJ, Cl B	12,825	749
Kone OYJ, Cl B	405,359	21,936
Neste Oyj	407,314	35,448
Orion OYJ, Cl B	167,735	6,181
Sampo Oyj, Cl A	225,955	11,586
Sanoma OYJ	63,087	656
Stora Enso OYJ, Cl R	423,349	7,898
UPM-Kymmene OYJ	276,332	10,674
Valmet OYJ	21,892	481

		110,628

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

France — 6.2%
Air Liquide SA	78,149	$9,865
Airbus SE	155,403	19,213
Arkema SA	281,271	35,311
AXA SA	1,034,427	26,171
Capgemini SE	157,556	20,302
Cie de Saint-Gobain	313,878	13,536
CNP Assurances	360,170	8,327
Danone SA	173,791	13,714
Edenred	769,906	29,408
Elior Group SA (C)	495,838	7,782
Engie SA	3,717,713	54,632
Eramet	9,385	805
Essilor International Cie Generale d’Optique SA	125,718	18,182
Ipsen SA	51,324	9,145
Kering SA	10,880	5,924
Legrand SA	233,738	17,650
L’Oreal SA	154,642	37,191
Nexity SA	36,452	2,229
Orange SA	1,158,803	18,808
Peugeot SA	934,331	25,764
Publicis Groupe SA	310,530	19,980
Safran SA	246,246	32,175
Sartorius Stedim Biotech	11,201	1,423
Schneider Electric SE	122,110	9,979
Societe Generale SA	307,870	12,623
Sodexo SA	180,253	18,816
TOTAL SA	503,257	31,543
Ubisoft Entertainment SA *	34,719	3,743
Veolia Environnement SA	475,389	10,045

		514,286

Germany — 6.9%
Allianz SE	49,460	10,568
Axel Springer SE	21,040	1,532
BASF SE	475,085	44,049
Bayer AG	471,543	44,099
Bechtle AG	11,099	1,158
Beiersdorf	54,354	6,343
Brenntag AG	174,752	10,561
CECONOMY AG	1,035,639	7,890
Continental AG	137,942	25,366
Deutsche Boerse AG	532,052	73,666
Deutsche Lufthansa AG	871,531	22,805
Deutsche Telekom AG	142,376	2,304
Deutz AG	96,071	842
Fraport AG Frankfurt Airport Services Worldwide	32,409	2,920
GEA Group AG	262,831	10,009
Gerresheimer AG	25,315	2,121
HOCHTIEF AG	100,141	16,289

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
HUGO BOSS AG	157,981	$12,650
Infineon Technologies AG	1,267,475	32,325
KION Group AG	119,203	8,158
Kloeckner & Co SE	64,494	685
Merck KGaA	191,117	20,119
METRO AG	333,987	5,228
MTU Aero Engines AG	71,438	15,701
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	66,758	14,432
Rheinmetall AG	26,100	2,852
SAP SE	703,027	84,758
Scout24 AG (C)	224,151	11,621
Siemens AG	409,843	53,398
Software AG	62,379	3,085
TUI AG	578,415	10,690
Vonovia SE	293,059	15,068

		573,292

Greece — 0.1%
Alpha Bank AE *	4,108,267	7,562

Hong Kong — 3.1%
AIA Group Ltd	2,969,800	25,616
Anhui Conch Cement Co Ltd, Cl H	6,170,000	37,575
Bank of China Ltd, Cl H	67,460,000	30,340
Chaoda Modern Agriculture Holdings Ltd *	52,790	1
China Everbright Ltd	4,772,000	8,354
China Mobile Ltd	1,462,500	13,751
China Resources Cement Holdings Ltd	2,654,000	3,097
China SCE Group Holdings Ltd	2,813,000	1,261
CNOOC Ltd	3,536,000	6,253
Dongyue Group Ltd	2,766,000	2,016
Hang Seng Bank Ltd	651,400	17,661
Hong Kong Exchanges & Clearing Ltd	1,701,873	48,440
Industrial & Commercial Bank of China Ltd, Cl H	12,455,000	9,172
Kingboard Holdings Ltd	322,000	1,144
Poly Property Group Co Ltd	1,811,000	690
Road King Infrastructure Ltd	424,000	719
Shanghai Fosun Pharmaceutical Group Co Ltd, Cl H	3,246,000	13,110
Shanghai Pharmaceuticals Holding Co Ltd, Cl H	3,693,300	9,693
Sinopec Shanghai Petrochemical Co Ltd, Cl H	3,754,000	2,205
SJM Holdings Ltd	11,281,598	12,764
Tencent Holdings Ltd	134,500	5,826
Xinyi Glass Holdings Ltd	6,592,000	8,231
Yuzhou Properties Co Ltd	1,470,000	781

		258,700

Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	124,678	1,277

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
OTP Bank Nyrt	162,924	$6,023

		7,300

India — 1.7%
Bharat Petroleum Corp Ltd	221,707	1,132
HCL Technologies Ltd	135,180	1,994
HDFC Bank Ltd ADR	302,333	30,617
Hexaware Technologies Ltd	512,121	3,168
Hindustan Petroleum Corp Ltd	354,725	1,269
Housing Development Finance	22,443	613
ICICI Bank Ltd ADR	6,914,028	66,582
Mindtree Ltd	351,201	5,520
Mphasis Ltd	175,505	3,118
Oil & Natural Gas Corp Ltd	581,319	1,476
Prakash Industries Ltd *	348,636	759
Reliance Industries Ltd	443,860	7,770
SpiceJet Ltd *	61,488	69
Tata Consultancy Services Ltd	543,950	15,940
WNS Holdings Ltd ADR *	29,654	1,537

		141,564

Indonesia — 0.1%
Indofood Sukses Makmur Tbk PT	16,538,400	7,158

Ireland — 0.6%
CRH PLC	545,509	18,102
James Hardie Industries PLC	611,944	9,369
Ryanair Holdings PLC ADR *	238,954	24,342

		51,813

Israel — 1.6%
Bank Hapoalim BM	1,753,555	13,149
Bank Leumi Le-Israel BM	3,321,961	22,345
Check Point Software Technologies Ltd *(A)	608,552	70,708
Israel Discount Bank Ltd, Cl A	966,141	3,383
Mizrahi Tefahot Bank Ltd	55,484	1,002
Nice Ltd *	4,803	555
Nice Ltd ADR *	24,612	2,845
SodaStream International Ltd *	62,900	8,979
Teva Pharmaceutical Industries Ltd ADR *	357,930	8,200

		131,166

Italy — 1.4%
Autogrill SpA	40,393	425
CNH Industrial NV	816,970	9,790
Eni SpA	239,211	4,448
EXOR NV	227,241	14,801
Ferrari NV (A)	60,500	7,931
Fiat Chrysler Automobiles NV *	99,854	1,692
Hera SpA	1,648,377	5,182
Intesa Sanpaolo SpA	7,186,844	17,790
Maire Tecnimont SpA	149,669	696
Prysmian SpA	1,041,486	26,925
Recordati SpA	265,284	9,312
Saras SpA	2,884,241	7,309

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Snam SpA	1,279,551	$5,264
UniCredit SpA	177,625	2,570

		114,135

Japan — 13.0%
ABC-Mart Inc	150,900	8,247
AGC Inc/Japan	34,500	1,384
Benesse Holdings Inc	25,700	805
Canon Marketing Japan Inc	51,500	1,092
Capcom Co Ltd	183,900	4,297
Daiichi Sankyo Co Ltd	27,600	1,080
Daikyo Inc	218,400	4,477
Daito Trust Construction Co Ltd	149,200	22,403
Daiwa House Industry Co Ltd	628,700	19,215
Daiwa Securities Group Inc	2,130,000	12,801
Denso Corp	822,100	39,702
Dip Corp	30,700	734
FANUC Corp	61,600	12,097
Fuji Electric Co Ltd	1,028,000	8,297
Fujitsu Ltd	3,163,000	23,194
Goldcrest Co Ltd	89,000	1,485
Haseko Corp	278,500	3,617
Hazama Ando Corp	213,000	1,602
Hitachi Ltd	6,479,000	42,391
ITOCHU Corp	734,300	12,870
Japan Airlines Co Ltd	184,600	6,667
Japan Exchange Group Inc	1,511,000	26,681
Japan Tobacco Inc	403,100	10,622
Kanematsu Corp	48,800	726
Kao Corp	461,276	35,880
KDDI Corp	1,189,942	31,561
Kirin Holdings Co Ltd	415,600	10,298
Kobayashi Pharmaceutical Co Ltd	343,382	24,712
Konami Holdings Corp	86,600	3,635
Kose Corp	3,200	592
Koshidaka Holdings Co Ltd	83,600	883
Medipal Holdings Corp	277,900	5,616
Mitsubishi Corp	1,071,747	30,649
Mitsubishi Gas Chemical Co Inc	288,800	6,022
Mitsubishi UFJ Financial Group Inc	2,510,100	15,185
Mitsui & Co Ltd	1,850,750	30,920
Mitsui Fudosan Co Ltd	1,336,900	30,678
Mixi Inc	178,800	4,389
Morinaga Milk Industry Co Ltd	114,600	3,116
Nidec Corp	141,700	20,581
Nihon Unisys Ltd	122,400	2,997
Nikon Corp	82,700	1,586
Nippon Telegraph & Telephone Corp	134,300	5,995
Nissan Tokyo Sales Holdings Co Ltd	86,600	273
Nisshin Oillio Group Ltd/The	38,400	1,041
Nomura Holdings Inc	2,585,600	11,857
NTT DOCOMO Inc	1,235,373	32,142

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Omron Corp	470,500	$21,110
Oracle Corp Japan	89,900	7,564
ORIX Corp	657,500	10,596
PALTAC CORPORATION	46,900	2,555
Panasonic Corp	277,000	3,314
PeptiDream Inc *	743,663	29,107
Pola Orbis Holdings Inc	17,500	619
Prima Meat Packers Ltd	109,000	543
Recruit Holdings Co Ltd	1,073,881	32,802
Renesas Electronics Corp *	3,298,998	24,991
Resona Holdings Inc	1,894,100	10,760
Round One Corp	340,500	4,489
SBI Holdings Inc/Japan	1,319,427	36,471
Secom Co Ltd	308,000	25,402
Seibu Holdings Inc	726,851	13,130
Seven Bank Ltd	3,092,500	9,650
Shimamura Co Ltd	11,800	1,093
Shimano Inc	125,100	19,337
Showa Denko KK	149,500	7,132
SMC Corp/Japan	55,500	18,504
SoftBank Group Corp	20,300	1,886
Sony Corp	1,309,300	74,955
Sumitomo Mitsui Trust Holdings Inc	403,400	16,229
Suzuken Co Ltd/Aichi Japan	59,190	2,696
Suzuki Motor Corp	123,600	8,059
TIS Inc	283,600	13,709
Toho Holdings Co Ltd	118,000	3,115
Tokai Tokyo Financial Holdings Inc	1,695,311	9,861
Tokyo Electric Power Co Holdings Inc *	2,183,300	10,120
Tokyo Electron Ltd	41,300	7,030
Toray Industries Inc	2,424,700	18,230
Toyota Tsusho Corp	522,800	17,869
Trend Micro Inc/Japan	500,100	31,570
Ube Industries Ltd	187,600	4,783
Zenkoku Hosho Co Ltd	160,200	6,501

		1,082,876

Luxembourg — 0.1%
Alinma Bank *	712,570	4,102
Saudi Basic Industries Corp	152,820	5,237

		9,339

Malaysia — 0.6%
CIMB Group Holdings Bhd	13,499,200	19,957
Malayan Banking Bhd	422,500	1,023
Petronas Chemicals Group Bhd	949,100	2,182
Public Bank	2,258,600	13,804
Tenaga Nasional Bhd	2,559,100	9,748

		46,714

Mexico — 0.8%
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Cl B	6,734,725	10,662

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Fomento Economico Mexicano SAB de CV	2,915,922	$27,908
Grupo Aeroportuario del Centro Norte SAB de CV, Cl B	85,660	563
Grupo Financiero Banorte SAB de CV, Ser O	3,319,430	22,622
Mexichem SAB de CV	1,050,394	3,542

		65,297

Netherlands — 4.4%
Aegon NV	3,980,217	23,923
ASR Nederland NV	332,000	15,876
Euronext NV (C)	517,747	34,096
Heineken Holding NV	351,650	33,591
Heineken NV	238,294	23,605
Koninklijke Ahold Delhaize NV	680,031	16,584
Koninklijke DSM NV	366,949	38,587
Koninklijke Philips NV	404,197	18,101
Koninklijke Vopak NV	270,429	13,970
NN Group NV	352,460	15,144
OCI NV *(A)	285,395	9,215
Randstad NV	498,584	31,302
RELX NV	879,848	19,532
Royal Dutch Shell PLC, Cl A	1,583,110	51,556
Unilever NV	409,725	23,619

		368,701

Norway — 2.2%
Austevoll Seafood ASA	226,129	2,985
Bakkafrost P/F	11,369	651
DNB ASA	2,261,767	46,195
Equinix Inc ‡	67,610	29,487
Equinor ASA	2,104,699	54,136
Equinor ASA ADR (A)	1,077,797	27,775
Leroy Seafood Group ASA	131,225	1,002
Norsk Hydro ASA	4,026,815	22,299
Salmar ASA	48,955	2,366

		186,896

Panama — 0.2%
Copa Holdings SA, Cl A (A)	175,957	14,066

Peru — 0.3%
Credicorp Ltd	100,582	21,929

Poland — 0.1%
Grupa Lotos SA	49,760	945
Polski Koncern Naftowy ORLEN SA	399,509	10,664
Polskie Gornictwo Naftowe i Gazownictwo SA *	397,596	629

		12,238

Portugal — 0.7%
Banco Comercial Portugues SA, Cl R *	68,781,407	20,070
Galp Energia SGPS SA, Cl B	1,744,137	35,452

		55,522

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Russia — 0.5%
Magnit PJSC GDR	624,533	$9,224
Mobile TeleSystems PJSC ADR	1,451,719	11,251
Novolipetsk Steel PJSC GDR	55,675	1,350
Sberbank of Russia PJSC ADR	1,069,221	11,606
Tatneft PJSC ADR	146,240	10,126

		43,557

Singapore — 0.9%
DBS Group Holdings Ltd	2,435,600	44,355
United Overseas Bank Ltd	1,543,984	30,495
Venture Corp Ltd	100,500	1,329

		76,179

South Africa — 1.3%
Absa Group Ltd	698,997	7,755
Astral Foods Ltd	22,763	402
Barloworld Ltd	239,450	2,043
Clicks Group Ltd	350,370	4,855
Discovery Ltd	1,223,143	14,627
Exxaro Resources Ltd	118,135	1,200
FirstRand Ltd	883,541	4,264
Investec PLC	365,384	2,413
MMI Holdings Ltd/South Africa	1,118,294	1,309
Naspers Ltd, Cl N	185,152	41,270
Sappi Ltd	226,783	1,554
Sasol Ltd	148,453	5,836
Sibanye Gold Ltd *	10,603,852	6,188
Standard Bank Group Ltd	390,734	4,970
Telkom SA SOC Ltd	558,990	1,919
Truworths International Ltd	1,945,234	11,423

		112,028

South Korea — 3.0%
Aekyung Industrial Co Ltd *	232,140	15,536
BNK Financial Group Inc	89,909	674
Hana Financial Group Inc	91,986	3,528
Hyundai Mobis Co Ltd	43,954	8,845
Industrial Bank of Korea	76,514	1,024
Kia Motors Corp	229,801	6,616
Korea Gas Corp *	16,509	780
KT Corp ADR (A)	520,469	7,188
LF Corp	21,297	508
LG Display Co Ltd	662,638	12,650
LG Electronics Inc	229,830	15,857
NAVER Corp	17,388	11,747
POSCO	24,178	7,092
Samsung Electronics Co Ltd	2,576,427	112,139
Samsung Securities Co Ltd	260,453	7,569
SK Hynix Inc	323,293	24,106
SK Innovation Co Ltd	19,984	3,465
SK Telecom Co Ltd	56,214	13,256

		252,580

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Spain — 2.7%
ACS Actividades de Construccion y Servicios SA	551,445	$23,021
Amadeus IT Group SA, Cl A	582,109	54,128
Banco Bilbao Vizcaya Argentaria SA	4,847,995	30,290
Bankinter SA	1,501,525	13,389
CaixaBank SA	5,730,077	25,741
Enagas SA	213,905	5,961
Ence Energia y Celulosa SA	288,002	2,709
Grifols SA	338,740	9,983
Industria de Diseno Textil SA	1,585,259	48,048
Repsol SA	464,028	8,943

		222,213

Sweden — 1.0%
Atlas Copco AB, Cl B	821,504	21,741
Axfood AB	34,014	650
Betsson AB	277,327	2,135
Epiroc AB, Cl B *	1,504,079	14,398
ICA Gruppen AB (A)	24,482	746
Oriflame Holding AG	144,645	4,211
Svenska Handelsbanken AB, Cl A	1,635,304	19,841
Swedish Match AB	119,991	6,421
Swedish Orphan Biovitrum AB *	233,493	7,447
Volvo AB, Cl B	432,330	7,453

		85,043

Switzerland — 5.2%
Adecco Group	28,343	1,740
Allreal Holding AG *	3,087	512
Cie Financiere Richemont SA	541,057	47,946
Credit Suisse Group AG	1,789,644	26,860
Credit Suisse Group AG ADR	1,281,541	19,159
Flughafen Zurich	5,915	1,226
Georg Fischer AG	942	1,236
Idorsia Ltd *	1,405,839	35,615
Implenia AG	5,581	356
Logitech International SA	210,370	10,407
Lonza Group AG	111,953	36,106
Nestle SA	471,691	39,692
Novartis AG	231,481	19,239
Novartis AG ADR (A)	349,335	28,998
Panalpina Welttransport Holding AG (A)	49,651	7,455
Partners Group Holding AG	9,060	7,129
Roche Holding AG	320,976	79,920
SGS SA	5,695	15,034
STMicroelectronics NV	419,396	8,638
Swiss Life Holding AG	112,060	40,694
Vontobel Holding AG	12,941	927
Zurich Insurance Group AG	6,351	1,939

		430,828

Taiwan — 2.6%
Acer Inc	864,000	723

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
ASE Technology Holding Co Ltd	7,610,932	$18,659
Asia Cement Corp	847,000	1,154
Asia Vital Components Co Ltd	981,000	934
AU Optronics Corp	12,408,000	5,373
Cheng Uei Precision Industry Co Ltd	1,205,000	1,101
China Development Financial Holding Corp	10,094,000	3,648
China Petrochemical Development Corp *	5,041,000	2,331
Eva Airways Corp	861,000	437
Grand Pacific Petrochemical	1,130,000	1,091
Holtek Semiconductor Inc	633,000	1,744
Hon Hai Precision Industry Co Ltd	8,382,100	21,968
Hon Hai Precision Industry Co Ltd GDR	1,717,327	9,136
Huaku Development Co Ltd	184,000	391
Innolux Corp, Cl A	15,521,544	5,786
Machvision Inc	126,000	1,986
MediaTek Inc	1,321,809	10,823
Pegatron Corp	2,796,000	6,026
Sheng Yu Steel Co Ltd	234,000	164
Shin Kong Financial Holding Co Ltd	5,744,000	2,272
Sigurd Microelectronics Corp	886,000	1,005
Simplo Technology Co Ltd	679,000	4,974
Taiwan Business Bank	3,110,000	1,124
Taiwan Semiconductor Manufacturing Co Ltd	4,509,000	37,581
Taiwan Semiconductor Manufacturing Co Ltd ADR	1,176,680	51,303
United Microelectronics Corp	5,361,000	3,028
United Microelectronics Corp ADR	1,131,779	3,158
Yuanta Financial Holding Co Ltd	46,691,592	23,638

		221,558

Thailand — 0.7%
Bangchak Corp PCL	1,247,200	1,372
Banpu PCL	13,172,400	8,170
Esso Thailand PCL	6,938,000	3,349
PTT Exploration & Production PCL	1,530,400	6,663
PTT PCL	8,976,000	14,398
Sea Ltd ADR *	1,222,592	17,422
Siamgas & Petrochemicals PCL	1,495,400	548
Thai Oil PCL	2,568,600	6,612
Thanachart Capital PCL	707,300	1,161

		59,695

Turkey — 0.2%
Akbank Turk AS	482,577	420
Eregli Demir ve Celik Fabrikalari TAS	509,282	911
Pegasus Hava Tasimaciligi AS *	135,905	489
Tekfen Holding AS	1,344,460	4,154
Trakya Cam Sanayii AS	687,047	448
Turkiye Halk Bankasi AS	2,451,770	2,273
Turkiye Is Bankasi AS, Cl C	4,294,568	2,587
Turkiye Vakiflar Bankasi TAO, Cl D	5,642,370	2,948

		14,230

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

United Arab Emirates — 0.0%
Aldar Properties PJSC	1,179,447	$619

United Kingdom — 7.7%
Abcam PLC	392,728	7,738
Anglo American PLC	249,900	5,007
ASOS PLC *	125,395	9,965
Associated British Foods PLC	819,040	24,367
AstraZeneca PLC	74,480	5,610
Barclays PLC	8,756,373	19,997
BHP Billiton PLC	255,410	5,457
Bodycote PLC	98,470	1,215
boohoo Group PLC *	4,811,929	11,070
BP PLC	936,828	6,664
BP PLC ADR	324,455	13,913
British American Tobacco PLC	405,032	19,591
Britvic PLC	497,040	5,265
Burberry Group PLC	940,360	27,329
Cobham PLC *	10,043,295	16,239
Coca-Cola HBC AG	346,439	11,878
Diageo PLC	1,413,056	49,488
Evraz PLC	87,217	564
Experian PLC	784,689	19,582
Ferrexpo PLC	1,406,250	2,834
GlaxoSmithKline PLC	257,010	5,212
Greencore Group PLC (A)	3,382,771	7,650
Greene King PLC	1,759,196	11,128
Hargreaves Lansdown PLC	589,195	16,848
Howden Joinery Group PLC	1,405,622	9,001
HSBC Holdings PLC	2,956,867	25,707
Imperial Brands PLC	245,076	8,741
Inchcape PLC	92,034	828
Indivior PLC *	1,945,890	6,841
International Consolidated Airlines Group SA	627,418	5,633
Investec PLC	463,981	3,054
ITV PLC	11,792,265	24,623
JD Sports Fashion PLC	235,510	1,555
John Wood Group PLC	1,314,649	12,279
Just Eat PLC *	2,176,851	21,690
Kingfisher PLC	3,362,184	11,952
Kingspan Group PLC	424,564	20,678
Man Group PLC	3,759,445	8,395
Meggitt PLC	107,465	752
Mondi PLC	92,773	2,586
Pagegroup PLC	174,952	1,386
Prudential PLC	787,364	17,756
QinetiQ Group PLC	1,146,362	4,038
Rio Tinto PLC	1,307,013	62,159
Rio Tinto PLC ADR	391,977	18,827
Rolls-Royce Holdings PLC	528,221	6,900
Royal Dutch Shell PLC, Cl A	120,089	3,904
RPC Group PLC	969,415	8,999

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Smiths Group PLC	195,862	$4,102
SSP Group Plc	184,971	1,669
St James’s Place PLC	776,842	11,425
Standard Life Aberdeen PLC	2,494,431	10,274
Tate & Lyle PLC	196,882	1,715
Tesco PLC	1,369,710	4,388
Travis Perkins PLC	710,127	10,619
TUI AG	44,237	818
Vodafone Group PLC	4,156,336	8,887

		646,792

United States — 4.9%
Accenture PLC, Cl A	207,415	35,068
Atlassian Corp PLC, Cl A *	66,377	5,975
BioMarin Pharmaceutical Inc *	296,898	29,684
Carnival Corp, Cl A	436,606	26,847
Core Laboratories NV (A)	223,315	25,581
Everest Re Group Ltd	101,214	22,573
Gran Tierra Energy Inc *	3,265,314	11,265
ICON PLC *	600,562	89,496
IHS Markit Ltd *	604,378	33,241
Nexa Resources SA *(A)	76,646	923
Nomad Foods Ltd *	125,632	2,619
Oceaneering International Inc *	537,595	15,198
Pagseguro Digital Ltd, Cl A *(A)	991,869	28,655
PriceSmart Inc	97,517	8,469
Schlumberger Ltd	432,281	27,303
Sensata Technologies Holding PLC *	217,100	11,495
Spotify Technology SA *(A)	85,611	16,225
TechnipFMC PLC	486,215	14,893

		405,510

Total Common Stock (Cost $6,633,902) ($ Thousands)		7,889,884

PREFERRED STOCK — 0.5%

Brazil — 0.4%
Braskem SA	52,600	759
Itau Unibanco Holding SA	2,238,617	23,043
Itau Unibanco Holding SA ADR	854,621	8,905
Metalurgica Gerdau SA	590,500	1,128
Petroleo Brasileiro SA *	112,400	528

		34,363

Spain — 0.1%
Grifols SA	182,632	3,889

Total Preferred Stock (Cost $43,276) ($ Thousands)		38,252

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

World Equity Ex-US Fund (Continued)

Description	Number of Participation Notes	Market Value ($ Thousands)

PARTICIPATION NOTE — 0.1%

Luxembourg — 0.1%
Al Rajhi Bank, Expires 02/12/2020 *	226,310	$5,135

Total Participation Note (Cost $3,856) ($ Thousands)		5,135

	Shares

AFFILIATED PARTNERSHIP — 4.1%
SEI Liquidity Fund, L.P.
2.050% **†(D)	341,113,817	341,132

Total Affiliated Partnership (Cost $341,101) ($ Thousands)		341,132

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 1.4%
SEI Daily Income Trust, Government Fund, Cl F
1.750%**†	116,966,182	$116,966

(Cost $116,966) ($ Thousands)		116,966

Total Investments in Securities — 100.6% (Cost $7,139,101) ($ Thousands)		$8,391,369

A list of the open futures contracts held by the Fund at August 31, 2018, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
DJ Euro Stoxx 50 Index	1,135	Sep-2018	$45,455	$44,754	$(616)
FTSE 100 Index	190	Sep-2018	18,712	18,334	(297)
Hang Seng Index	112	Sep-2018	20,127	19,810	(318)
S&P TSX 60 Index	100	Sep-2018	14,853	14,803	(81)
SPI 200 Index	93	Sep-2018	10,604	10,600	150
TOPIX Index	148	Sep-2018	23,119	23,137	(41)

			$132,870	$131,438	$(1,203)

Percentages are based on Net Assets of $8,344,143 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of August 31, 2018.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	Certain securities or partial positions of certain securities are on loan at August 31, 2018. The total market value of securities on loan at August 31, 2018 was $342,373 ($ Thousands).

(B)	Level 3 security in accordance with fair value hierarchy.

(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2018, the value of these securities amounted to $86,179 ($ Thousands), representing 1.03% of the Net Assets of the Fund.

(D)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of August 31, 2018 was $341,132 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

DJ — Dow Jones

FTSE — Financial Times and Stock Exchange

GDR — Global Depositary Receipt

L.P. — Limited Partnership

Ltd. — Limited

PJSC — Public Joint-Stock Company

PLC — Public Limited Company

S&P — Standard & Poor’s

Ser — Series

SPI — Share Price Index

TOPIX — Tokyo Price Index

TSX — Toronto Stock Exchange

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

World Equity Ex-US Fund (Continued)

The following is a list of the level of inputs used as of August 31, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands).

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$7,888,950	$934	$–	$7,889,884
Preferred Stock	34,363	3,889	–	38,252
Participation Note	5,135	–	–	5,135
Affiliated Partnership	–	341,132	–	341,132
Cash Equivalent	116,966	–	–	116,966

Total Investments in Securities	$8,045,414	$345,955	$–	$8,391,369

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$150	$—	$—	$150
Unrealized Depreciation	(1,353)	—	—	(1,353)

Total Other Financial Instruments	$(1,203)	$—	$—	$(1,203)

(1) A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

* Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended August 31, 2018, there were 934 transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of transactions with affiliates for the period ended August 31, 2018 ($ Thousands).

Security Description	Value 5/31/2018	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2018	Dividend Income
SEI Liquidity Fund, L.P.	$ 359,951	$ 580,986	$ (599,807)	$ —	$ 2	$ 341,132	$ 942
SEI Daily Income Trust, Government Fund, CI F	198,759	105,372	(187,165)	—	—	116,966	689

Totals	$ 558,710	$ 686,358	$ (786,972)	$ —	$ 2	$ 458,098	$ 1,631

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	9

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Screened World Equity Ex-US Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.8%

Argentina — 0.8%
MercadoLibre Inc	2,383	$816
Ternium SA ADR	1,099	31

		847

Australia — 2.8%
3P Learning Ltd *	12,174	11
a2 Milk Co Ltd *	18,927	157
Aristocrat Leisure Ltd	22,755	520
BGP Holdings *(A)	4,500	–
BHP Billiton Ltd ADR	6,000	288
BlueScope Steel Ltd	30,126	377
Cochlear Ltd	3,707	579
CSL Ltd	1,490	245
Goodman Group	43,930	340
Macquarie Telecom Group Ltd *	665	12
Qantas Airways Ltd	16,683	78
Regional Express Holdings Ltd	11,601	13
Rhipe Ltd *	13,381	12
SEEK Ltd	7,509	122
South32 Ltd	122,503	308
Sunland Group Ltd	19,331	25

		3,087

Austria — 1.7%
Erste Group Bank AG	9,659	385
Kapsch TrafficCom AG	3,230	143
Oberbank AG	618	64
OMV AG	7,716	410
Schoeller-Bleckmann Oilfield Equipment AG	4,074	442
Strabag SE	889	35
voestalpine AG	9,102	409

		1,888

Belgium — 0.3%
KBC Group NV	4,140	295

Brazil — 0.9%
B3 SA - Brasil Bolsa Balcao	14,800	79
Banco Bradesco SA ADR	49,469	343
Cia Siderurgica Nacional SA	22,600	49
JBS SA	126,700	288
Kroton Educacional SA	61,900	154
Porto Seguro SA	4,700	63
Trisul SA	70,600	44

		1,020

Canada — 5.8%
Absolute Software Corp	5,800	35
Bank of Montreal	7,700	632
Canaccord Genuity Group Inc	3,000	16
Canada Goose Holdings Inc *	5,495	334
Canadian Imperial Bank of Commerce	4,500	422
Canfor Corp *	7,811	180
Canfor Pulp Products Inc	1,200	25

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cogeco Inc	3,731	$178
Constellation Software Inc/Canada	663	506
Empire Co Ltd, Cl A	6,700	128
Fairfax Financial Holdings Ltd	1,140	626
Magna International Inc, Cl A	8,366	453
Points International Ltd *	3,600	55
Restaurant Brands International Inc	1,385	79
Ritchie Bros Auctioneers Inc	5,423	207
Rogers Communications Inc, Cl B	12,400	643
Royal Bank of Canada	8,700	692
Sylogist Ltd, Cl A	1,000	10
Toronto-Dominion Bank/The	18,500	1,116
Transat AT Inc, Cl B *	14,862	104

		6,441

Chile — 0.3%
Cia Cervecerias Unidas SA ADR	1,825	48
Sociedad Quimica y Minera de Chile SA ADR	7,597	324

		372

China — 2.2%
Agricultural Bank of China Ltd, Cl H	588,000	285
Alibaba Group Holding Ltd ADR *	3,268	572
Autohome Inc ADR	2,809	232
BYD Co Ltd, Cl H	53,000	315
China Life Insurance Co Ltd, Cl H	159,000	359
Ctrip.com International Ltd ADR *	5,322	208
Kweichow Moutai Co Ltd *	1,590	152
Leju Holdings Ltd ADR *	9,831	22
Sinopharm Group Co Ltd, Cl H	48,400	241
Weichai Power Co Ltd, Cl H	51,000	54

		2,440

Colombia — 0.7%
Bancolombia SA ADR, Cl R	9,305	403
Ecopetrol SA ADR	14,809	335

		738

Czech Republic — 0.2%
Komercni banka as	5,567	233

Denmark — 1.6%
Arkil Holding A/S, Cl B	44	8
Carlsberg A/S, Cl B	221	27
Columbus A/S	20,107	54
DSV A/S	5,803	545
H Lundbeck A/S ADR	261	15
Novo Nordisk A/S, Cl B	9,563	470
Novozymes A/S, Cl B	5,505	302
Pandora A/S	3,316	199
Rockwool International A/S, Cl B	490	213

		1,833

Finland — 2.2%
Alma Media OYJ	2,090	16

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Atria Oyj, Cl A	3,513	$37
Evli Bank PLC, Cl B	761	8
Kone OYJ, Cl B	8,484	459
Marimekko OYJ	1,337	28
Neste Oyj	7,014	610
Poyry OYJ	1,473	13
Sampo Oyj, Cl A	4,773	245
Scanfil Oyj	4,589	26
Stora Enso OYJ, Cl R	26,593	496
UPM-Kymmene OYJ	14,606	564

		2,502

France — 6.0%
Airbus SE	1,360	168
APRIL SA	465	7
Burelle SA	77	118
Capgemini SE	3,469	447
CNP Assurances	12,560	290
Danone SA	3,648	288
Edenred	18,154	694
Essilor International Cie Generale d’Optique SA	3,154	456
Esso SA Francaise	594	31
Gerard Perrier Industrie SA	202	14
IDI SCA	833	43
Jacques Bogart SA	796	6
Kering SA	375	204
Lacroix SA	130	4
LDC SA	180	26
Legrand SA	4,879	369
L’Oreal SA	2,436	586
LVMH Moet Hennessy Louis Vuitton SE	983	345
Mersen SA	3,284	129
Orange SA	15,530	252
Peugeot SA	11,214	309
Publicis Groupe SA	6,860	441
Safran SA	5,421	708
Societe Generale SA	6,802	279
Societe Marseillaise du Tunnel Prado- Carenage SA	397	10
Sodexo SA	3,982	416
Synergie SA	611	27
Vetoquinol SA	206	13

		6,680

Germany — 5.1%
2G Energy AG	327	8
Allianz SE	1,720	368
AT&S Austria Technologie & Systemtechnik AG	859	23
AUDI AG	37	31
BASF SE	3,937	365
Brenntag AG	3,531	213
Continental AG	3,004	552

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Deutsche Boerse AG	5,432	$752
Deutsche Lufthansa AG	15,919	417
Deutsche Telekom AG	9,443	153
Eckert & Ziegler AG	3,139	172
Highlight Communications AG	1,314	8
IVU Traffic Technologies AG	3,622	23
Logwin AG	58	10
Merck KGaA	4,208	443
MTU Aero Engines AG	1,490	327
Progress-Werk Oberkirch AG	237	11
SAP SE	8,361	1,008
Schloss Wachenheim AG	625	15
Scout24 AG (B)	4,864	252
TUI AG	7,800	144
Vonovia SE	6,474	333

		5,628

Greece — 0.2%
Athens Water Supply & Sewage Co SA	3,143	20
Intracom Holdings SA *	13,786	11
Motor Oil Hellas Corinth Refineries SA	7,938	187

		218

Hong Kong — 3.5%
AIA Group Ltd	62,600	540
Allied Group Ltd	6,000	37
Anhui Conch Cement Co Ltd, Cl H	151,500	923
Beijing Chunlizhengda Medical Instruments Co Ltd, Cl H *	6,200	21
Build King Holdings Ltd	380,000	28
Changan Minsheng APLL Logistics Co Ltd, Cl H	10,000	5
China Construction Bank Corp, Cl H	264,000	234
China Resources Cement Holdings Ltd	34,000	40
CITIC Ltd	11,000	16
Clear Media Ltd	13,000	10
CNOOC Ltd	28,000	49
FSE Services Group Ltd	38,000	14
Guangnan Holdings Ltd	80,000	9
Hailan Holdings Ltd *	12,000	7
Hang Seng Bank Ltd	13,500	366
Henan Jinma Energy Co Ltd, Cl H *	96,000	57
Hong Kong & China Gas Co Ltd	6,600	13
Hong Kong Exchanges & Clearing Ltd	14,400	410
Industrial & Commercial Bank of China Ltd, Cl H	655,000	482
Le Saunda Holdings Ltd	56,000	8
Lion Rock Group Ltd	150,180	28
Lung Kee Bermuda Holdings	24,000	11
Midland Holdings Ltd	56,000	15
Shanghai Fosun Pharmaceutical Group Co Ltd, Cl H	71,500	289
Tencent Holdings Ltd	4,700	203

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Time Watch Investments Ltd	292,000	$42

		3,857

Hungary — 0.1%
OTP Bank Nyrt	4,470	165

India — 2.0%
HDFC Bank Ltd ADR	6,447	653
ICICI Bank Ltd ADR	57,788	557
Infosys Ltd ADR	29,866	620
Reliance Industries Ltd GDR (B)	7,740	268
Tata Consultancy Services Ltd	6,360	186

		2,284

Indonesia — 0.3%
Astra Graphia Tbk PT	279,200	29
Hexindo Adiperkasa Tbk PT	41,100	9
Indofood Sukses Makmur Tbk PT	365,300	158
Mandala Multifinance Tbk PT	359,000	20
Mitrabara Adiperdana Tbk PT	281,900	61
Panin Financial Tbk PT *	1,679,800	23
Polychem Indonesia Tbk PT *	696,900	18

		318

Ireland — 1.0%
CRH PLC	11,452	380
James Hardie Industries PLC	12,819	196
Ryanair Holdings PLC ADR *	5,126	522

		1,098

Israel — 1.8%
Check Point Software Technologies Ltd *	8,092	940
Dor Alon Energy in Israel 1988 Ltd	1,237	19
FIBI Holdings Ltd	3,147	90
Israel Discount Bank Ltd ADR	546	20
Nice Ltd *	2,464	284
SodaStream International Ltd *	2,190	313
Teva Pharmaceutical Industries Ltd ADR	12,450	285

		1,951

Italy — 1.5%
CNH Industrial NV	28,380	340
EXOR NV	4,719	307
Ferrari NV	2,110	277
Fiat Chrysler Automobiles NV *	15,600	264
Prysmian SpA	16,652	431
Servizi Italia SpA	6,330	29

		1,648

Japan — 10.4%
Aichi Electric Co Ltd	1,400	41
Ainavo Holdings Co Ltd	5,700	53
Aoki Super Co Ltd	500	12
Arata Corp	2,600	123
Chubu-Nippon Broadcasting Co Ltd	800	6
Daiichi Sankyo Co Ltd	8,900	348

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Densan Co Ltd	1,400	$27
Denso Corp	17,800	860
FANUC Corp	1,300	255
Fuji Electric Co Ltd	36,000	291
Fujii Sangyo Corp	1,000	14
Fujitsu Ltd	65,000	477
FULLCAST Holdings Co Ltd	8,800	214
Gakken Holdings Co Ltd	1,600	63
Hashimoto Sogyo Holdings Co Ltd	800	12
Hikari Furniture Co Ltd	200	9
Hitachi Ltd	146,000	955
Hokuriku Gas Co Ltd	700	19
Housecom Corp	1,200	20
Infocom Corp	2,300	73
ITOCHU Corp	6,900	121
Japan Exchange Group Inc	32,300	570
JBCC Holdings Inc	8,300	105
Kakiyasu Honten Co Ltd	3,300	76
Kanefusa Corp	2,300	22
Kirin Holdings Co Ltd	10,100	250
Koike Sanso Kogyo Co Ltd	400	10
Maruzen Co Ltd/Taito ward	2,000	37
Mitsubishi Gas Chemical Co Inc	7,300	152
Mitsui Home Co Ltd	7,000	62
New Cosmos Electric Co Ltd	600	10
Nexon Co Ltd	5,200	65
Nidec Corp	2,900	421
Nippon Telegraph & Telephone Corp	5,770	258
NJS Co Ltd	2,800	44
NTT DOCOMO Inc	15,400	401
Okinawa Cellular Telephone Co	700	27
Oracle Corp Japan	3,200	269
Panasonic Corp	9,700	116
PCA Corp	1,000	14
Sankyo Frontier Co Ltd	1,000	33
Sato Shoji Corp	3,400	36
Secom Co Ltd	6,800	561
Shimano Inc	2,600	402
Showa Denko KK	5,200	248
SMC Corp/Japan	1,200	400
SoftBank Group Corp	300	28
Sony Corp	16,400	939
Sumitomo Mitsui Financial Group Inc	6,800	269
Sumitomo Mitsui Trust Holdings Inc	8,600	346
Suzuki Motor Corp	3,200	209
TECHNO ASSOCIE Co Ltd	1,600	19
Techno Medica Co Ltd	1,800	33
TIS Inc	500	24
Tokyo Electron Ltd	1,400	238
Toray Industries Inc	53,600	403
Trust Tech Inc	4,600	202
Tsubakimoto Kogyo Co Ltd	2,700	80

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Yamae Hisano Co Ltd	3,600	$42
Yutaka Giken Co Ltd	400	10
Zenkoku Hosho Co Ltd	3,900	158

		11,582

Luxembourg — 0.3%
Alinma Bank *	24,760	142
Saudi Basic Industries Corp	5,310	182

		324

Malaysia — 0.5%
AFFIN Bank Bhd	40,600	24
Allianz Malaysia Bhd	19,700	62
Apex Healthcare Bhd	20,400	38
Batu Kawan Bhd	9,000	37
Gabungan AQRS Bhd	137,400	38
Hong Leong Bank Bhd	28,200	141
I-Bhd	91,600	12
Kenanga Investment Bank Bhd	237,800	43
Malaysian Pacific Industries Bhd	10,900	33
Mulpha International Bhd *	20,300	10
Petron Malaysia Refining & Marketing Bhd	29,400	61
Ranhill Holdings Bhd	97,000	18
Tropicana Corp Bhd	87,300	18

		535

Mexico — 0.6%
Bio Pappel SAB de CV *	16,386	17
Cia Minera Autlan SAB de CV	12,516	11
Credito Real SAB de CV SOFOM ER	37,307	48
Grupo Comercial Chedraui SA de CV	59,368	140
Grupo Financiero Banorte SAB de CV, Ser O	68,300	466
Rassini SAB de CV, Cl CP	8,586	32

		714

Netherlands — 2.3%
ASR Nederland NV	2,690	129
Heineken Holding NV	4,471	427
Heineken NV	5,265	522
KAS Bank NV	3,730	42
Koninklijke Ahold Delhaize NV	13,984	341
Koninklijke Philips NV	1,570	70
RELX NV	19,438	432
SNS Reaal *(A)	1,762	–
Unilever NV	9,493	547

		2,510

New Zealand — 0.0%
Eroad Ltd *	2,847	7

Norway — 2.5%
Bonheur ASA	1,888	24
Bouvet ASA	342	10
DNB ASA	37,299	762
Equinor ASA	37,960	976

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Equinor ASA ADR	23,725	$611
Norsk Hydro ASA	64,601	358
Philly Shipyard ASA	862	5
SpareBank 1 BV	4,160	18
Sparebanken More	290	10

		2,774

Panama — 0.3%
Copa Holdings SA, Cl A	3,710	297

Peru — 0.5%
Corp Aceros Arequipa SA	49,800	10
Credicorp Ltd	2,463	537
Empresa Siderurgica del Peru SAA *	50,198	9
Refineria La Pampilla SAA Relapasa *	138,860	8

		564

Philippines — 0.1%
San Miguel Food and Beverage Inc	25,200	47
Top Frontier Investment Holdings Inc *	11,820	66

		113

Poland — 0.3%
Agora SA	10,574	31
Dom Development SA	1,544	31
Polski Koncern Naftowy ORLEN SA	7,954	212
Zespol Elektrowni Patnow Adamow Konin SA	8,475	20

		294

Portugal — 0.1%
Navigator Co SA/The	30,141	151

Qatar — 0.1%
Ooredoo QPSC	7,839	157

Russia — 0.4%
Magnit PJSC GDR	13,228	195
Sberbank of Russia PJSC ADR	22,376	243

		438

Singapore — 2.0%
Boustead Singapore Ltd	75,900	43
DBS Group Holdings Ltd	55,100	1,003
Delong Holdings Ltd *	8,300	37
Dutech Holdings Ltd	31,100	6
Great Eastern Holdings Ltd	1,300	26
Hong Leong Finance Ltd	12,900	24
Micro-Mechanics Holdings Ltd	25,100	33
OM Holdings Ltd *	50,331	50
Oversea-Chinese Banking Corp Ltd	9,100	75
Riverstone Holdings Ltd/Singapore	30,500	26
Sing Investments & Finance Ltd	21,700	25
Singapore Airlines Ltd	8,200	59
Sinostar PEC Holdings Ltd	151,800	19
Tiong Seng Holdings Ltd	66,000	15
United Industrial Corp Ltd	98,000	221

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
United Overseas Bank Ltd	29,574	$584
Vicom Ltd	2,200	10

		2,256

South Africa — 1.6%
Clicks Group Ltd	12,180	169
Combined Motor Holdings Ltd	9,481	17
Discovery Ltd	25,497	305
Hulamin Ltd	53,612	18
Metair Investments Ltd	19,199	23
MiX Telematics Ltd ADR	2,930	49
Naspers Ltd, Cl N	3,855	859
Standard Bank Group Ltd	25,251	321

		1,761

South Korea — 3.1%
Korea Airport Service Co Ltd	970	33
LG Electronics Inc	4,087	282
MegaStudyEdu Co Ltd	1,680	41
Moorim Paper Co Ltd	14,643	49
NAVER Corp	378	255
Samsung Electronics Co Ltd	53,509	2,329
SK Hynix Inc	6,279	468

		3,457

Spain — 2.4%
Amadeus IT Group SA, Cl A	13,962	1,298
Bankinter SA	31,226	278
Cia de Distribucion Integral Logista Holdings SA	10,279	272
Grifols SA	7,096	209
Industria de Diseno Textil SA	11,945	362
Repsol SA	15,455	298

		2,717

Sweden — 2.6%
AddNode Group AB, Cl B	1,090	12
Atlas Copco AB, Cl B	17,893	474
Betsson AB	13,691	105
Biotage AB	38,344	543
Epiroc AB, Cl B *	31,573	302
Medcap AB *	9,663	89
Svenska Handelsbanken AB, Cl A	34,138	414
Swedish Match AB	3,150	169
Swedish Orphan Biovitrum AB *	16,422	524
Volvo AB, Cl B	15,020	259

		2,891

Switzerland — 5.6%
Cie Financiere Richemont SA	3,430	304
CPH Chemie & Papier Holding AG	317	28
Crealogix Holding AG	114	18
Credit Suisse Group AG	22,065	331
Credit Suisse Group AG ADR	28,210	422
Glarner Kantonalbank	757	24

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Investis Holding SA	54	$3
Logitech International SA	7,310	362
Nestle SA	12,647	1,064
Novartis AG	2,185	182
Novartis AG ADR	7,690	638
Panalpina Welttransport Holding AG	1,067	160
Partners Group Holding AG	310	244
Roche Holding AG	6,043	1,505
SGS SA *	117	309
STMicroelectronics NV	11,097	229
Swiss Life Holding AG	1,180	428

		6,251

Taiwan — 3.4%
Airmate Cayman International Co Ltd	10,000	6
ASE Technology Holding Co Ltd	168,137	412
DA CIN Construction Co Ltd	43,000	31
Founding Construction & Development Co Ltd	19,000	10
Hon Hai Precision Industry Co Ltd	191,800	503
Hon Hai Precision Industry Co Ltd GDR	32,570	173
Hsing TA Cement Co	48,000	25
Li Ming Development Construction Co Ltd	11,000	16
Shanghai Commercial & Savings Bank Ltd/ The	107,871	127
Taiwan Semiconductor Manufacturing Co Ltd	106,000	883
Taiwan Semiconductor Manufacturing Co Ltd ADR	23,798	1,038
Wiwynn Corp	24,687	284
Yuanta Financial Holding Co Ltd	542,000	274

		3,782

Thailand — 1.2%
Inoue Rubber Thailand PCL	15,100	10
Nava Nakorn PCL	422,400	23
PTT Exploration & Production PCL	126,400	550
PTT PCL	426,000	683
Thai Rayon PCL	35,400	53
Thai Stanley Electric PCL	6,600	53

		1,372

Turkey — 0.4%
Akbank Turk AS	96,331	84
Eregli Demir ve Celik Fabrikalari TAS	94,308	169
Iskenderun Demir ve Celik AS	28,432	33
KOC Holding AS	45,937	104
TAV Havalimanlari Holding AS	22,594	112

		502

United Arab Emirates — 0.0%
Depa Ltd	28,753	8

United Kingdom — 9.1%
Anglo American PLC	8,680	174
Anpario PLC	4,892	28

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
ASOS PLC *	2,592	$206
AstraZeneca PLC	2,590	195
Barclays PLC	193,451	442
BHP Billiton PLC	8,880	190
Bioquell PLC *	6,615	49
Bodycote PLC	3,450	43
boohoo Group PLC *	101,920	234
BP PLC	22,985	164
BP PLC ADR	9,714	417
Britvic PLC	17,240	183
Burberry Group PLC	10,567	307
CML Microsystems PLC	1,310	8
Coca-Cola HBC AG	8,460	290
Computacenter PLC	3,566	63
Dart Group PLC	3,100	39
Diageo PLC	18,798	658
Evraz PLC	2,630	17
Exillon Energy PLC *	4,819	5
Experian PLC	16,866	421
Ferrexpo PLC	34,735	70
Games Workshop Group PLC	4,290	198
GlaxoSmithKline PLC	8,930	181
Hargreaves Lansdown PLC	12,065	345
Harworth Group PLC	9,267	15
Howden Joinery Group PLC	29,227	187
HSBC Holdings PLC	103,428	899
Indivior PLC *	44,574	157
ITV PLC	149,495	312
Johnson Matthey PLC	4,952	225
Judges Scientific PLC	655	22
Just Eat PLC *	45,843	457
K3 Capital Group PLC	6,215	25
Kingspan Group PLC	9,036	440
Magnitogorsk Iron & Steel Works PJSC GDR	2,993	28
Mondi PLC	3,291	92
Morgan Sindall Group PLC	1,725	33
Pagegroup PLC	2,389	19
Prudential PLC	16,012	361
Rio Tinto PLC	16,696	794
Rio Tinto PLC ADR	8,628	414
Robert Walters PLC	2,187	21
Rolls-Royce Holdings PLC	11,723	153
Sigma Capital Group PLC *	3,623	6
Softcat PLC	7,706	85
St James’s Place PLC	16,255	239
Tesco PLC	47,634	153
Vitec Group PLC/The	4,186	69

		10,133

United States — 4.0%
Atlassian Corp PLC, Cl A *	2,683	241
Carnival Corp, Cl A	9,611	591

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Core Laboratories NV	4,916	$563
Everest Re Group Ltd	2,228	497
ICON PLC *	13,438	2,003
PriceSmart Inc	1,958	170
Spotify Technology SA *	1,795	340

		4,405

Total Common Stock (Cost $92,893) ($ Thousands)		105,538

PREFERRED STOCK — 0.5%

Brazil — 0.2%
Banco do Estado do Rio Grande do Sul SA	12,700	46
Centrais Eletricas Santa Catarina	7,400	54
Itau Unibanco Holding SA ADR	18,311	191

		291

Germany — 0.2%
Einhell Germany AG	465	53
KSB SE & Co KGaA	237	85
Maschinenfabrik Berthold Hermle AG	92	42
Villeroy & Boch AG	2,407	45

		225

Spain — 0.1%
Grifols SA	3,912	83

Total Preferred Stock (Cost $686) ($ Thousands)		599

	Number of Participation Notes

PARTICIPATION NOTE — 0.2%

Luxembourg — 0.2%
Al Rajhi Bank, Expires 02/12/2020	7,900	179

Total Participation Note (Cost $135) ($ Thousands)		179

	Shares

CASH EQUIVALENT — 2.4%
SEI Daily Income Trust, Government Fund, Cl F
1.750%**†	2,665,329	2,665

Total Cash Equivalent (Cost $2,665) ($ Thousands)		2,665

Total Investments in Securities — 97.9% (Cost $96,379) ($ Thousands)		$108,981

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Screened World Equity Ex-US Fund (Continued)

A list of the open futures contracts held by the Fund at August 31, 2018, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
DJ Euro Stoxx 50 Index	21	Sep-2018	$843	$828	$(16)
FTSE 100 Index	4	Sep-2018	392	386	(9)
Hang Seng Index	2	Sep-2018	360	354	(6)
S&P TSX 60 Index	3	Sep-2018	449	444	(3)
SPI 200 Index	2	Sep-2018	229	228	2
TOPIX Index	4	Sep-2018	618	625	4

			$2,891	$2,865	$(28)

Percentages are based on Net Assets of $111,339 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of August 31, 2018.

†	Investment in Affiliated Security.

(A)	Level 3 security in accordance with fair value hierarchy.

(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2018, the value of these securities amounted to $520 ($ Thousands), representing 0.47% of the Net Assets of the Fund.

ADR — American Depositary Receipt

Cl — Class

DJ — Dow Jones

FTSE — Financial Times and Stock Exchange

GDR — Global Depositary Receipt

Ltd — Limited

PJSC — Public Joint-Stock Company

PLC — Public Limited Company

S&P — Standard & Poor’s

SPI — Share Price Index

TOPIX — Tokyo Price Index

TSX — Toronto Stock Exchange

The following is a list of the level of inputs used as of August 31, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands).

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$104,501	$1,037	$–	$105,538
Preferred Stock	429	170	–	599
Participation Note	179	–	–	179
Cash Equivalent	2,665	–	–	2,665

Total Investments in Securities	$107,774	$1,207	$–	$108,981

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$6	$—	$—	$6
Unrealized Depreciation	(34)	—	—	(34)

Total Other Financial Instruments	$(28)	$—	$—	$(28)

* Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

(1) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended August 31, 2018, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the period ended August 31, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of transactions with affiliates for the period ended August 31, 2018 ($ Thousands).

Security Description	Value 05/31/2018	Purchases at Cost	Proceeds from Sales	Value 08/31/2018	Dividend Income
SEI Daily Income Trust, Government Fund, Cl F	$ 4,361	$ 3,317	$(5,013)	$ 2,665	$ 14

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

World Select Equity Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.2%

Argentina — 0.0%
Tenaris SA	8,599	$145

Australia — 0.7%
Accent Group Ltd	28,612	34
Alumina Ltd	101,277	211
Aristocrat Leisure Ltd	89,860	2,053
Beach Energy Ltd	230,228	323
BlueScope Steel Ltd	33,192	416
Coca-Cola Amatil Ltd	7,097	48
Cochlear Ltd	3,431	536
CSL Ltd	360	59
Flight Centre Travel Group Ltd	2,668	113
Goodman Group	28,562	221
Insurance Australia Group Ltd	150,468	840
Macquarie Group Ltd	1,401	131
Metcash Ltd	16,048	32
Nine Entertainment Co Holdings Ltd	93,469	163
Origin Energy Ltd *	20,776	119
Qantas Airways Ltd	57,017	265
REA Group Ltd	3,141	207
Rio Tinto Ltd	5,261	277
Sandfire Resources NL	20,167	104
Santos Ltd	86,784	426
SEEK Ltd	4,764	77
South32 Ltd	169,000	425
St Barbara Ltd	29,454	84
Treasury Wine Estates Ltd	41,437	583
Whitehaven Coal Ltd	67,148	244

		7,991

Austria — 0.1%
Erste Group Bank AG *	10,967	437
OMV AG	2,903	154
Raiffeisen Bank International AG	16,512	471

		1,062

Belgium — 0.1%
Ageas	11,435	593
Groupe Bruxelles Lambert SA	109	11
Umicore SA	12,697	710

		1,314

Brazil — 0.1%
Fibria Celulose SA	11,700	225
Petroleo Brasileiro SA *	12,600	68
QGEP Participacoes SA	10,374	30
Suzano Papel e Celulose SA	86,560	999
Vale SA	29,361	381

		1,703

Canada — 1.7%
Bausch Health Cos Inc *	8,300	192
BRP Inc/CA	5,143	269
CAE Inc	6,400	128

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Canada Goose Holdings Inc *	6,387	$388
Canadian National Railway Co	76,842	6,839
Canfor Corp *	8,746	202
Canfor Pulp Products Inc	3,694	78
CGI Group Inc, Cl A *	7,500	493
Colliers International Group Inc	3,260	266
Constellation Software Inc/Canada	1,200	916
Dollarama Inc	17,014	644
Empire Co Ltd, Cl A	22,335	426
Fairfax Financial Holdings Ltd	235	129
First Quantum Minerals Ltd	41,600	522
FirstService Corp	4,401	377
Husky Energy Inc	18,604	308
Kirkland Lake Gold Ltd	18,703	350
Lululemon Athletica Inc *	14,696	2,277
Martinrea International Inc	11,105	120
MEG Energy Corp, Cl Common Subscription Receipt *	21,670	137
Methanex Corp	3,500	256
National Bank of Canada	4,300	215
Norbord Inc	5,620	214
Parex Resources Inc *	20,897	300
Rogers Communications Inc, Cl B	5,118	265
Shopify Inc *	700	102
Sun Life Financial Inc	8,900	354
Teck Resources Ltd, Cl B	34,000	767
TFI International Inc	11,706	435
Toronto-Dominion Bank/The	23,700	1,430
West Fraser Timber Co Ltd	12,005	797
Wheaton Precious Metals Corp	8,400	144
WSP Global Inc	4,700	253

		20,593

Chile — 0.0%
Banco Santander Chile	1,361,289	105
Empresas CMPC SA	70,566	279
Empresas COPEC SA	8,735	134

		518

China — 0.2%
Autohome Inc ADR *	10,823	894
China National Building Material Co Ltd, Cl H	100,625	94
China Shenhua Energy Co Ltd, Cl H	73,474	164
Country Garden Holdings Co Ltd	568,000	845
Huaxin Cement Co Ltd, Cl B	26,000	48
Shenzhou International Group Holdings Ltd	45,000	590
TAL Education Group ADR *	6,000	178
YY Inc ADR *	1,975	151

		2,964

Colombia — 0.1%
Ecopetrol SA	643,121	720

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Czech Republic — 0.0%
CEZ AS	9,792	$249
Philip Morris CR AS	58	39

		288

Denmark — 0.8%
Carlsberg A/S, Cl B	34,200	4,184
Chr Hansen Holding A/S	3,530	359
Coloplast A/S, Cl B	1,767	190
DSV A/S	6,773	636
H Lundbeck A/S	934	55
Orsted A/S (A)	6,798	431
Pandora A/S	54,471	3,262
Rockwool International A/S, Cl B	1,226	532
Tryg A/S	2,635	65
William Demant Holding A/S *	6,998	285

		9,999

Egypt — 0.0%
Alexandria Mineral Oils Co	58,807	37
Eastern Tobacco	23,416	136

		173

Finland — 0.6%
DNA OYJ	6,691	143
Fortum OYJ	28,645	726
Metso OYJ	106,000	3,731
Neste Oyj	23,786	2,070
Stora Enso OYJ, Cl R	29,458	550
UPM-Kymmene OYJ	16,684	644

		7,864

France — 5.5%
Aeroports de Paris	1,717	378
Atos SE	35,100	4,215
BNP Paribas SA	55,000	3,237
Capgemini SE	21,000	2,706
Carrefour SA	229,000	4,095
Cie de Saint-Gobain	90,000	3,881
Cie Generale des Etablissements Michelin SCA, Cl B	32,800	3,891
Covivio	1,087	114
Dassault Aviation SA	158	295
Dassault Systemes SE	4,710	765
Edenred	7,068	270
Eiffage SA	4,760	537
Electricite de France SA	27,459	451
Eurazeo SA	762	58
Faurecia SA	5,071	311
Gaztransport Et Technigaz SA	2,873	197
Gecina SA	2,891	498
Getlink	18,073	228
Hermes International	1,517	989
Ingenico Group SA	19,000	1,338

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Kering SA	11,016	$5,998
LVMH Moet Hennessy Louis Vuitton SE	5,182	1,820
Manitou BF SA	1,008	37
Mersen SA	1,480	58
Orange SA	232,600	3,775
Pernod Ricard SA	885	140
Peugeot SA	40,159	1,107
Publicis Groupe SA	76,800	4,941
Remy Cointreau SA	1,210	170
Safran SA	1,681	220
Sanofi	75,000	6,430
Societe Generale SA	90,000	3,690
TechnipFMC PLC	110,000	3,375
TOTAL SA	81,000	5,077
Ubisoft Entertainment SA *	3,412	368
Veolia Environnement SA	148,900	3,146

		68,806

Germany — 1.8%
Amadeus Fire AG	664	77
Axel Springer SE	3,072	224
Bayerische Motoren Werke AG	21,000	2,038
Covestro AG (A)	15,069	1,287
Deutsche Boerse AG	1,020	141
Deutsche Lufthansa AG	1,962	51
HUGO BOSS AG	821	66
Innogy SE (A)	127	5
Merck KGaA	20,500	2,158
MTU Aero Engines AG	39,956	8,782
Puma SE *	374	205
RWE AG *	6,605	168
Siltronic AG	2,492	362
Symrise AG	870	81
thyssenkrupp AG	167,000	3,869
Uniper SE	11,048	338
United Internet AG	1,113	59
Vonovia SE	25,355	1,304
Wirecard AG	6,358	1,415

		22,630

Greece — 0.1%
JUMBO SA	35,000	525
Mytilineos Holdings SA	60,000	602
OPAP SA	5,482	59

		1,186

Hong Kong — 0.7%
Anhui Conch Cement Co Ltd, Cl H	230,331	1,403
China Gas Holdings Ltd	15,400	49
China Resources Beer Holdings Co Ltd	96,000	409
Country Garden Services Holdings Co Ltd *	65,287	112
ENN Energy Holdings Ltd	7,000	64
Fairwood Holdings Ltd	8,604	33

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Galaxy Entertainment Group Ltd *	157,000	$1,162
Geely Automobile Holdings Ltd	369,438	785
Health & Happiness H&H International Holdings Ltd *	24,800	157
Hengan International Group Co Ltd	19,000	171
HK Electric Investments & HK Electric Investments Ltd (A)	140,000	141
HKT Trust & HKT Ltd	76,000	98
Lonking Holdings Ltd	243,898	84
Sa Sa International Holdings Ltd	150,000	79
Sino Biopharmaceutical Ltd	454,500	576
Sinopec Shanghai Petrochemical Co Ltd, Cl H	445,213	261
SSY Group Ltd	198,454	185
Sunny Optical Technology Group Co Ltd	21,100	268
Techtronic Industries Co Ltd	19,500	119
Tencent Holdings Ltd	47,400	2,053
Want Want China Holdings Ltd	97,000	79
Wharf Real Estate Investment Co Ltd	41,000	272
Wuxi Biologics Cayman Inc *(A)	29,500	291
Zhongsheng Group Holdings Ltd	65,519	144

		8,995

Hungary — 0.1%
Richter Gedeon Nyrt	60,000	1,184

India — 0.4%
Future Retail Ltd *	12,718	100
Godrej Consumer Products Ltd	3,013	62
Hindustan Unilever Ltd	31,538	791
Infosys Ltd	47,034	956
JSW Steel Ltd	49,876	279
Mahindra & Mahindra Ltd	14,246	194
Maruti Suzuki India Ltd	1,244	159
Mphasis Ltd	10,301	183
Nestle India Ltd	4,411	720
Shriram Transport Finance Co Ltd	3,019	57
Tech Mahindra Ltd	36,756	397
Titan Co Ltd	30,967	389

		4,287

Indonesia — 0.1%
Bukit Asam Tbk PT	449,639	124
Charoen Pokphand Indonesia Tbk PT	806,480	273
Indah Kiat Pulp & Paper Corp Tbk PT	156,900	203
United Tractors Tbk PT	199,531	466

		1,066

Ireland — 0.4%
Kerry Group PLC, Cl A	3,483	398
Mallinckrodt PLC *	5,700	196
Smurfit Kappa Group PLC	103,600	4,241

		4,835

Israel — 0.1%
Check Point Software Technologies Ltd *	300	35

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Frutarom Industries Ltd	1,682	$172
Mellanox Technologies Ltd *	5,612	467
Nice Ltd *	2,005	231
SodaStream International Ltd *	1,085	155

		1,060

Italy — 1.4%
CNH Industrial NV	303,000	3,631
Enel SpA	77,624	385
Eni SpA	6,388	119
Ferrari NV	14,465	1,897
Intesa Sanpaolo SpA	1,700,500	4,209
Moncler SpA	15,758	714
Poste Italiane SpA (A)	17,184	132
Telecom Italia SpA/Milano *	3,088,600	1,973
UniCredit SpA	311,682	4,509

		17,569

Japan — 16.4%
Aeon Co Ltd	18,600	404
Aichi Steel Corp	6,000	218
Asahi Group Holdings Ltd	176,286	7,979
Asics Corp	4,000	60
Capcom Co Ltd	10,482	245
Central Glass Co Ltd	4,300	102
Central Japan Railway Co	48,196	9,699
Chugoku Electric Power Co Inc/The	8,100	101
Citizen Watch Co Ltd	383,200	2,633
Coca-Cola Bottlers Japan Holdings Inc	2,500	71
Cosmo Energy Holdings Co Ltd	7,179	265
Create Restaurants Holdings Inc	5,545	66
Credit Saison Co Ltd	81,000	1,344
CyberAgent Inc	6,000	342
DA Consortium Holdings Inc	2,599	86
Daibiru Corp	64,400	673
Dai-ichi Life Holdings Inc	306,800	5,857
Daiichi Sankyo Co Ltd	18,200	712
Daito Trust Construction Co Ltd	56,368	8,464
Daiwa Securities Group Inc	315,000	1,893
Denso Corp	50,500	2,439
Don Quijote Holdings Co Ltd	7,700	375
Dowa Holdings Co Ltd	23,700	711
Eisai Co Ltd	1,700	154
en-japan Inc	990	47
Exedy Corp	41,000	1,292
FamilyMart UNY Holdings Co Ltd	4,700	411
Fancl Corp	4,663	240
Fast Retailing Co Ltd	700	327
Fuji Media Holdings Inc	81,900	1,411
FULLCAST Holdings Co Ltd	2,241	55
Goldcrest Co Ltd	20,500	342
GS Yuasa Corp	482,000	2,382
Hachijuni Bank Ltd/The	84,000	376

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hikari Tsushin Inc	1,100	$208
Hiroshima Bank Ltd/The	36,100	253
Hisamitsu Pharmaceutical Co Inc	3,400	249
Hitachi Construction Machinery Co Ltd	1,200	36
Hitachi Metals Ltd	35,000	405
Hitachi Zosen Corp	247,900	1,069
Hokuetsu Corp	134,800	750
Honda Motor Co Ltd	201,800	5,991
Idemitsu Kosan Co Ltd	6,100	309
Iida Group Holdings Co Ltd	2,600	48
ITOCHU Corp	371,448	6,510
Japan Airlines Co Ltd	6,300	228
Japan Tobacco Inc	53,700	1,415
JFE Holdings Inc	287,200	6,298
JXTG Holdings Inc	476,422	3,362
Kakaku.com Inc	3,500	65
KDDI Corp	226,500	6,007
Keio Corp	1,200	60
Keyence Corp	1,200	681
Kikkoman Corp	7,500	377
Kirin Holdings Co Ltd	124,195	3,077
Kobayashi Pharmaceutical Co Ltd	2,500	180
Kose Corp	1,900	351
Kyoei Steel Ltd	28,600	525
Lawson Inc	46,900	2,758
M3 Inc	12,100	534
Mazda Motor Corp	491,300	5,709
McDonald’s Holdings Co Japan Ltd	1,800	79
Mitsubishi Chemical Holdings Corp	6,100	55
Mitsubishi Corp	98,000	2,803
Mitsubishi Estate Co Ltd	87,000	1,447
Mitsubishi Heavy Industries Ltd	172,000	6,400
Mitsubishi UFJ Lease & Finance Co Ltd	448,600	2,529
Mitsui & Co Ltd	150,500	2,514
Mitsui OSK Lines Ltd	14,000	377
Mizuho Financial Group Inc	3,528,000	6,207
Nagoya Railroad Co Ltd	2,200	50
NET One Systems Co Ltd	9,984	232
NGK Insulators Ltd	37,300	609
NGK Spark Plug Co Ltd	3,100	88
NHK Spring Co Ltd	31,300	332
Nidec Corp	1,600	232
Nintendo Co Ltd	900	326
Nippon Electric Glass Co Ltd	11,600	373
Nippon Steel & Sumitomo Metal Corp	311,500	6,280
Nippon Telegraph & Telephone Corp	118,300	5,281
Nippon Television Holdings Inc	63,500	1,054
Nippon Yusen KK	209,900	3,968
Nishi-Nippon Financial Holdings Inc	36,800	428
Nissan Chemical Corp	4,400	210
Nissan Motor Co Ltd	646,800	6,066
Nisshin Seifun Group Inc	8,400	168

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Nitori Holdings Co Ltd	3,200	$487
NOK Corp	59,500	1,139
Nomura Holdings Inc	1,063,800	4,878
Nomura Research Institute Ltd	1,100	55
North Pacific Bank Ltd	108,900	368
Obayashi Corp	70,100	658
Obic Co Ltd	3,600	339
Odakyu Electric Railway Co Ltd, Cl B	2,300	50
Ono Pharmaceutical Co Ltd	2,000	53
Open House Co Ltd	3,897	228
Oracle Corp Japan	4,748	400
Oriental Land Co Ltd/Japan	11,700	1,256
Otsuka Corp	7,200	261
Pola Orbis Holdings Inc	5,500	194
Recruit Holdings Co Ltd	33,500	1,023
Ricoh Leasing Co Ltd	9,600	318
Round One Corp	6,525	86
Ryohin Keikaku Co Ltd	800	238
Sankyu Inc	6,130	326
Sanyo Special Steel Co Ltd	12,700	294
Sawai Pharmaceutical Co Ltd	56,700	3,032
SBI Holdings Inc/Japan	25,628	708
Shiseido Co Ltd	10,800	762
Shizuoka Bank Ltd/The	34,200	303
Showa Corp	4,892	78
Showa Denko KK	12,502	596
Showa Shell Sekiyu KK	3,400	69
Sony Financial Holdings Inc	14,800	296
Subaru Corp	54,700	1,628
SUMCO Corp	4,700	84
Sumitomo Corp	5,400	88
Sumitomo Dainippon Pharma Co Ltd	8,100	173
Sumitomo Electric Industries Ltd	379,400	6,015
Sumitomo Metal Mining Co Ltd	3,400	110
Sumitomo Mitsui Construction Co Ltd	22,111	146
Sumitomo Mitsui Financial Group Inc	149,900	5,922
Sumitomo Mitsui Trust Holdings Inc	155,400	6,252
Sushiro Global Holdings Ltd *	2,062	118
Suzuki Motor Corp	800	52
Sysmex Corp	9,600	835
Systena Corp	6,400	83
Tachi-S Co Ltd, Cl S	19,500	311
Taisho Pharmaceutical Holdings Co Ltd	2,000	217
Tateru Inc	3,085	45
Terumo Corp	1,600	88
T-Gaia Corp	2,300	61
Toho Holdings Co Ltd	46,700	1,233
Tokai Carbon Co Ltd	23,868	428
Tokai Rika Co Ltd	18,000	380
Tokuyama Corp	8,400	258
Tokyo Electron Ltd	12,847	2,187
Tokyu Corp	10,900	180

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Towa Pharmaceutical Co Ltd	11,100	$775
Tsugami Corp	6,185	66
Tsumura & Co	97,800	3,347
Tsuruha Holdings Inc	2,400	275
UACJ Corp	30,700	700
Xebio Holdings Co Ltd	69,700	1,015
Yamada Denki Co Ltd	691,400	3,436
Yamaha Corp	4,000	192
YA-MAN Ltd	2,722	47
Yamato Holdings Co Ltd	15,600	465
Yamazaki Baking Co Ltd	6,600	129
Yaskawa Electric Corp	9,300	313

		203,488

Luxembourg — 0.5%
RTL Group SA	899	68
Trinseo SA	76,000	5,863

		5,931

Malaysia — 0.1%
Carlsberg Brewery Malaysia Bhd	19,272	96
Malayan Banking Bhd	96,200	233
Nestle Malaysia Bhd	7,627	273
Petronas Chemicals Group Bhd	136,200	313

		915

Mexico — 0.0%
Wal-Mart de Mexico SAB de CV	16,600	46

Netherlands — 1.2%
Aegon NV	36,924	222
AMG Advanced Metallurgical Group NV	2,239	111
Heineken Holding NV	2,407	230
Heineken NV	3,023	299
Koninklijke Ahold Delhaize NV	9,661	235
Koninklijke DSM NV	8,062	848
Koninklijke Vopak NV	111,033	5,736
NN Group NV	4,267	183
Royal Dutch Shell PLC, Cl A	213,500	6,953
Wolters Kluwer NV	4,812	306

		15,123

New Zealand — 0.1%
a2 Milk Co Ltd *	117,538	984
Fisher & Paykel Healthcare Corp Ltd	28,707	312
Ryman Healthcare Ltd	17,563	165

		1,461

Norway — 0.2%
Aker BP ASA	19,360	688
Equinor ASA	37,930	976
Marine Harvest ASA	4,503	97
TGS NOPEC Geophysical Co ASA	12,347	470

		2,231

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Peru — 0.1%
Cia de Minas Buenaventura SAA ADR	9,700	$122
Credicorp Ltd	3,100	676

		798

Poland — 0.5%
Alior Bank SA *	30,000	555
Bank Polska Kasa Opieki SA	68,500	2,175
getBACK SA *	158,863	–
Powszechna Kasa Oszczednosci Bank Polski SA	18,041	207
Powszechny Zaklad Ubezpieczen SA	185,582	2,252
Wawel SA	1,668	382

		5,571

Portugal — 0.0%
Altri SGPS SA	8,129	75
Galp Energia SGPS SA, Cl B	17,298	352

		427

Puerto Rico — 0.0%
First BanCorp/Puerto Rico *	25,315	221
OFG Bancorp	5,717	93

		314

Qatar — 0.0%
Qatar Islamic Bank SAQ	7,481	287

Romania — 0.7%
BRD-Groupe Societe Generale SA	1,227,319	4,384
Fondul Proprietatea SA/Fund	5,946,650	1,360
OMV Petrom SA	22,746,028	1,874
Societatea Nationala de Gaze Naturale ROMGAZ SA	130,000	1,061

		8,679

Russia — 1.9%
Alrosa PJSC	1,230,000	1,852
Bank St Petersburg PJSC	1,334,412	912
Detsky Mir PJSC (A)	933,431	1,247
ENEL RUSSIA PJSC	15,143,000	250
Gazprom Neft PJSC	168,840	842
Gazprom Neft PJSC ADR	54,873	1,355
LUKOIL PJSC ADR	2,271	157
Magnit PJSC	20,179	1,215
MMC Norilsk Nickel PJSC ADR	93,000	1,540
Mobile TeleSystems PJSC	449,220	1,747
Moscow Exchange MICEX-RTS PJSC	408,000	594
Novatek PJSC GDR	1,028	172
Novolipetsk Steel PJSC	157,577	388
Protek PJSC	358,200	423
Sberbank of Russia PJSC	1,290,000	3,486
Sberbank of Russia PJSC ADR	32,259	350
Severstal PJSC	28,165	454
Sistema PJSFC GDR	118,227	286

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Tatneft PJSC	203,524	$2,366
Tatneft PJSC ADR	9,830	681
TGC-1 PJSC, Cl 1 *	2,350,000,000	309
X5 Retail Group NV GDR	118,000	2,697

		23,323

Singapore — 0.3%
CapitaLand Commercial Trust ‡	123,600	160
CapitaLand Mall Trust ‡	37,000	58
Dairy Farm International Holdings Ltd	15,900	147
DBS Group Holdings Ltd	46,900	854
Flex Ltd *	150,400	2,074
Oversea-Chinese Banking Corp Ltd	28,800	237

		3,530

Slovenia — 0.3%
Krka dd Novo mesto	29,532	1,959
Luka Koper	27,784	970
Telekom Slovenije DD	11,451	983

		3,912

South Africa — 0.2%
Clicks Group Ltd	4,559	63
Growthpoint Properties Ltd	154,816	269
Imperial Holdings Ltd	1,962	28
Mr Price Group Ltd	30,632	471
Nedbank Group Ltd	13,290	252
RMB Holdings Ltd	9,630	56
Sasol Ltd	1,472	58
Standard Bank Group Ltd	42,478	540
Truworths International Ltd	9,263	54

		1,791

South Korea — 1.6%
Celltrion Healthcare Co Ltd *	1,569	128
GS Engineering & Construction Corp	5,801	250
Hana Financial Group Inc	26,417	1,013
Hotel Shilla Co Ltd	1,572	153
Korea Investment Holdings Co Ltd	1,037	67
Kumho Petrochemical Co Ltd	2,652	243
LG Household & Health Care Ltd	515	585
LOTTE Fine Chemical Co Ltd	2,204	120
Medy-Tox Inc	242	146
Orion Corp/Republic of Korea	1,088	105
Samsung Biologics Co Ltd *(A)	638	265
Samsung Electro-Mechanics Co Ltd	390	56
Samsung Electronics Co Ltd GDR (A)	12,304	13,388
Samsung SDS Co Ltd	997	217
Shinsegae Inc	111	32
SK Hynix Inc	48,814	3,640

		20,408

Spain — 0.6%
Amadeus IT Group SA, Cl A	6,150	572
Banco Santander SA	750,000	3,742

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ence Energia y Celulosa SA	15,198	$143
Gas Natural	1,757	47
Telefonica SA	338,100	2,748

		7,252

Sweden — 0.5%
Axfood AB	13,267	254
Boliden AB	14,763	387
Evolution Gaming Group AB (A)	2,463	189
Granges AB	9,824	115
Lundin Petroleum AB	11,553	402
Paradox Interactive AB	1,606	27
Sandvik AB	39,954	700
Swedish Match AB	35,352	1,892
Swedish Orphan Biovitrum AB *	21,811	696
Tele2 AB, Cl B	4,904	60
Volvo AB, Cl B	84,483	1,456

		6,178

Switzerland — 1.4%
ABB Ltd	238,000	5,623
Barry Callebaut AG	136	243
Chocoladefabriken Lindt & Spruengli AG	42	475
Clariant AG	13,107	328
Givaudan SA	219	534
Julius Baer Group Ltd	1,093	58
LEM Holding SA	59	75
Lonza Group AG	1,177	380
Pargesa Holding SA	2,168	177
Partners Group Holding AG	3,357	2,642
SGS SA	67	177
Sika AG	7,247	1,077
STMicroelectronics NV	23,526	485
Swatch Group AG/The	1,867	152
Swatch Group AG/The, Cl B	8,262	3,533
Swiss Prime Site AG	1,978	183
Swisscom AG	1,017	455
Temenos AG	1,003	181
Vifor Pharma AG	2,573	475

		17,253

Taiwan — 0.9%
China Development Financial Holding Corp	711,000	257
E.Sun Financial Holding Co Ltd	404,665	298
Global Unichip Corp	12,209	124
Globalwafers Co Ltd	15,000	191
Hiwin Technologies Corp	15,043	136
Mega Financial Holding Co Ltd	71,000	60
President Chain Store Corp	11,000	120
SinoPac Financial Holdings Co Ltd	209,100	76
Taishin Financial Holding Co Ltd	205,735	97
Taiwan Cooperative Financial Holding Co Ltd	537,170	319
Taiwan Semiconductor Manufacturing Co Ltd ADR	177,435	7,736

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Uni-President Enterprises Corp	195,000	$493
Walsin Lihwa Corp	350,324	247
Walsin Technology Corp	20,000	205
Yageo Corp	45,136	1,026

		11,385

Thailand — 0.1%
Airports of Thailand PCL	211,200	431
CP ALL PCL	196,400	405
Indorama Ventures PCL	71,649	131
Krungthai Card PCL	141,340	137
PTT Exploration & Production PCL	49,600	216
PTT Global Chemical PCL	111,546	279
PTT PCL	105,082	168

		1,767

Turkey — 0.5%
Aksigorta AS	1,065,097	505
Arcelik AS	611,881	1,226
BIM Birlesik Magazalar AS	30,268	334
Coca-Cola Icecek AS	131,686	568
Enerjisa Enerji AS (A)	662,000	519
Eregli Demir ve Celik Fabrikalari TAS	161,908	290
Ford Otomotiv Sanayi AS	8,276	84
Kordsa Teknik Tekstil AS	925,613	1,216
Koza Altin Isletmeleri AS *	67,000	445
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	190,000	89
Tekfen Holding AS	27,684	86
Trakya Cam Sanayii AS	45,132	29
Turk Hava Yollari AO *	72,501	178
Turkiye Is Bankasi AS, Cl C	149,829	90

		5,659

United Kingdom — 5.3%
Anglo American PLC	66,177	1,326
Ashmore Group PLC	16,357	76
Ashtead Group PLC	7,623	234
Berkeley Group Holdings PLC	7,055	334
BHP Billiton PLC	9,080	194
BP PLC	920,000	6,544
British Land Co PLC/The ‡	7,847	65
Burberry Group PLC	6,456	188
Compass Group PLC	10,369	224
Croda International PLC	6,090	404
Dart Group PLC	12,658	161
easyJet PLC	9,507	188
Electrocomponents PLC	50,621	488
Etalon Group PLC GDR	250,000	580
Evraz PLC	47,479	307
Ferguson PLC	847	68
Fevertree Drinks PLC	9,512	460
Games Workshop Group PLC	4,113	190
GlaxoSmithKline PLC	260,000	5,273

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Globaltrans Investment PLC GDR	203,406	$2,237
Gocompare.Com Group PLC	26,038	35
Gulf Keystone Petroleum Ltd *	30,869	107
GVC Holdings PLC	8,068	116
Hargreaves Lansdown PLC	15,562	445
HSBC Holdings PLC	343,772	2,989
Informa PLC	6,425	64
InterContinental Hotels Group PLC	1,167	72
International Consolidated Airlines Group SA	8,613	78
Intertek Group PLC	16,292	1,087
Kainos Group PLC	7,600	39
Keywords Studios PLC	3,766	98
Kingfisher PLC	450,000	1,600
Lloyds Banking Group PLC	3,000,000	2,312
London Stock Exchange Group PLC	11,107	668
Meggitt PLC	531,658	3,719
Next PLC	99,757	7,131
Old Mutual Ltd	74,382	152
Pagegroup PLC	43,978	348
Pearson PLC	323,030	3,852
Persimmon PLC	24,909	788
Plus500 Ltd	10,471	209
Rhi Magnesita NV	3,334	214
Rightmove PLC	129,510	828
Ros Agro PLC GDR	85,499	876
Royal Dutch Shell PLC, Cl A	1,676	54
Royal Dutch Shell PLC, Cl B	28,383	937
Royal Mail PLC	100,479	585
Segro PLC ‡	60,916	521
Shire PLC	34,400	2,011
Sky PLC	26,403	529
Softcat PLC	15,905	176
SSP Group Plc	54,230	489
Taylor Wimpey PLC	99,525	216
Tesco PLC	125,531	402
TUI AG	31,277	578
Victrex PLC	11,093	457
Vodafone Group PLC	1,350,000	2,886
WH Smith PLC	236,081	6,333
WPP PLC	159,000	2,642

		66,184

United States — 47.8%

Consumer Discretionary — 9.9%
Abercrombie & Fitch Co, Cl A	4,256	92
Adient PLC	80,210	3,472
Amazon.com Inc *	1,882	3,788
AMC Networks Inc, Cl A *	8,100	509
American Eagle Outfitters Inc	20,017	520
AutoZone Inc *	3,600	2,761
Beazer Homes USA Inc *	53,100	680
Bed Bath & Beyond Inc	149,000	2,673

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Best Buy Co Inc	17,900	$1,424
BJ’s Restaurants Inc	2,754	208
BorgWarner Inc	18,400	805
Buckle Inc/The	3,813	98
Children’s Place Inc/The	2,100	296
Comcast Corp, Cl A	21,900	810
Crocs Inc *	8,694	180
Dana Inc	16,800	329
Deckers Outdoor Corp *	3,620	441
Delphi Automotive PLC *	102,096	8,985
Delphi Technologies PLC	45,196	1,592
Dick’s Sporting Goods Inc	14,900	558
Dillard’s Inc, Cl A	873	69
Discovery Inc, Cl C *	8,678	223
Dollar General Corp	8,900	959
Dollar Tree Inc *	12,900	1,039
Domino’s Pizza Inc	5,400	1,612
DR Horton Inc	16,700	743
Fiat Chrysler Automobiles NV *	262,000	4,483
Five Below Inc *	6,546	762
Foot Locker Inc	10,800	532
Ford Motor Co	46,600	442
Fox Factory Holding Corp *	4,219	279
Francesca’s Holdings Corp *	129,300	812
General Motors Co	321,969	11,607
Gentex Corp	208,389	4,872
Goodyear Tire & Rubber Co/The	150,010	3,404
Group 1 Automotive Inc	28,500	2,197
Guess? Inc	7,558	185
Hanesbrands Inc	20,700	363
Harley-Davidson Inc	11,900	507
Hilton Worldwide Holdings Inc	6,400	497
Huazhu Group Ltd ADR	4,500	155
Kohl’s Corp	24,272	1,920
Lear Corp	4,000	649
Lowe’s Cos Inc	22,400	2,436
M/I Homes Inc *	25,900	671
Macy’s Inc	7,100	260
Marriott International Inc/MD, Cl A	9,800	1,239
McDonald’s Corp	6,630	1,076
MDC Holdings Inc	21,800	691
Melco Resorts & Entertainment Ltd ADR	16,300	389
Michael Kors Holdings Ltd *	18,137	1,317
Netflix Inc *	2,800	1,030
NIKE Inc, Cl B	31,433	2,584
Nordstrom Inc	11,700	735
NVR Inc *	100	267
Office Depot Inc	1,027,480	3,442
O’Reilly Automotive Inc *	27,738	9,304
Penske Automotive Group Inc	13,100	689
Pier 1 Imports Inc *	683,650	1,258
Polaris Industries Inc	7,334	795

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
PulteGroup Inc	24,700	$690
PVH Corp	5,000	716
Ralph Lauren Corp, Cl A	3,100	412
RH *	4,388	698
Ross Stores Inc	5,399	517
Royal Caribbean Cruises Ltd	5,500	674
Sirius XM Holdings Inc	25,700	182
Sonic Automotive Inc, Cl A	39,200	843
Strategic Education Inc	748	104
Tailored Brands Inc	5,760	136
Tapestry Inc	13,200	669
Target Corp	46,769	4,092
Tenneco Inc	56,370	2,412
Thor Industries Inc	7,230	690
Tiffany & Co	14,200	1,742
TJX Cos Inc/The	31,900	3,508
Toll Brothers Inc	1,300	47
Twenty-First Century Fox Inc, Cl A	1,000	45
Twenty-First Century Fox Inc, Cl B	7,300	328
Under Armour Inc, Cl A *	2,600	53
Under Armour Inc, Cl C *	3,000	57
Urban Outfitters Inc *	10,040	467
VF Corp	20,718	1,909
Viacom Inc, Cl B	8,500	249
Weight Watchers International Inc *	6,028	452
Whirlpool Corp	5,900	737
Williams-Sonoma Inc	12,500	878
World Wrestling Entertainment Inc, Cl A	5,059	442
Wynn Resorts Ltd	3,100	460

		120,924

Consumer Staples — 2.3%
Archer-Daniels-Midland Co	21,000	1,058
Boston Beer Co Inc/The, Cl A *	1,171	355
Brown-Forman Corp, Cl B	14,800	773
Campbell Soup Co	15,400	608
Chefs’ Warehouse Inc/The *	2,113	62
Colgate-Palmolive Co	32,500	2,158
Constellation Brands Inc, Cl A	2,100	437
Estee Lauder Cos Inc/The, Cl A	25,319	3,548
Hormel Foods Corp	1,300	51
Ingredion Inc	5,800	586
JM Smucker Co/The	4,100	424
Kimberly-Clark Corp	12,600	1,456
Kroger Co/The	46,300	1,458
Lamb Weston Holdings Inc	17,937	1,213
Medifast Inc	1,488	340
Molson Coors Brewing Co, Cl B	9,400	627
Monster Beverage Corp *	4,500	274
PepsiCo Inc	29,695	3,326
Seaboard Corp	43	158
SUPERVALU Inc *	142,970	4,617

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Tyson Foods Inc, Cl A	12,300	$773
USANA Health Sciences Inc *	1,623	214
Walgreens Boots Alliance Inc	23,700	1,625
Walmart Inc	16,811	1,612

		27,753

Energy — 2.5%
Anadarko Petroleum Corp	6,000	386
C&J Energy Services Inc *	86,670	1,816
Cactus Inc, Cl A *	3,420	117
California Resources Corp *	5,345	222
Cheniere Energy Inc *	6,900	462
Chevron Corp	9,100	1,078
ConocoPhillips	5,800	426
Continental Resources Inc/OK *	6,000	396
CVR Energy Inc	1,864	71
Delek US Holdings Inc	10,394	566
Diamondback Energy Inc	3,900	472
Exxon Mobil Corp	29,300	2,349
Helmerich & Payne Inc	4,800	315
Hess Corp	1,200	81
HollyFrontier Corp	33,036	2,462
Mammoth Energy Services Inc	988	27
Marathon Oil Corp	24,800	533
Marathon Petroleum Corp	32,616	2,684
McDermott International Inc *	138,278	2,674
Newfield Exploration Co *	14,400	393
Occidental Petroleum Corp	12,141	970
ONEOK Inc	3,200	211
PBF Energy Inc, Cl A	66,975	3,477
Phillips 66	4,839	573
Pioneer Natural Resources Co	1,000	175
Southwestern Energy Co *	460,660	2,589
Talos Energy Inc *	2,027	70
US Silica Holdings Inc	13,900	295
Valero Energy Corp	31,900	3,760
Whiting Petroleum Corp *	9,986	508

		30,158

Financials — 8.6%
Aflac Inc	230,680	10,667
Allstate Corp/The	25,900	2,605
Ally Financial Inc	169,300	4,551
American International Group Inc	117,346	6,239
Ameriprise Financial Inc	8,600	1,221
Annaly Capital Management Inc ‡	40,300	428
Bank of America Corp	143,600	4,442
BB&T Corp	900	47
BlackRock Inc, Cl A	1,100	527
Capital One Financial Corp	11,600	1,149
Cboe Global Markets Inc	3,100	313
CIT Group Inc	11,600	629
Citigroup Inc	36,900	2,629

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Citizens Financial Group Inc	40,600	$1,671
CME Group Inc, Cl A	31,966	5,585
CNA Financial Corp	22,000	988
Comerica Inc	7,367	718
Discover Financial Services	15,600	1,219
E*TRADE Financial Corp *	13,200	777
Enova International Inc *	3,994	133
FactSet Research Systems Inc	7,300	1,675
Fidelity National Financial Inc	1,900	76
Fifth Third Bancorp	28,600	842
FirstCash Inc	5,913	481
Goldman Sachs Group Inc/The	42,258	10,049
Hartford Financial Services Group Inc/The	10,700	539
Huntington Bancshares Inc/OH	19,700	319
JPMorgan Chase & Co	17,600	2,017
Lazard Ltd, Cl A (B)	8,400	404
Legg Mason Inc	10,800	337
Lincoln National Corp	12,600	826
Live Oak Bancshares Inc	2,199	67
LPL Financial Holdings Inc	2,700	179
MGIC Investment Corp *	23,500	299
Moody’s Corp	38,200	6,800
Morgan Stanley	34,000	1,660
MSCI Inc, Cl A	25,100	4,525
Nasdaq Inc	5,400	515
PNC Financial Services Group Inc/The	19,100	2,742
Popular Inc	3,465	174
Progressive Corp/The	34,200	2,310
Prudential Financial Inc	8,200	806
Regions Financial Corp	90,900	1,769
Reinsurance Group of America Inc, Cl A	4,100	586
S&P Global Inc	27,000	5,590
Starwood Property Trust Inc ‡	22,700	500
State Bank Financial Corp	2,281	74
State Street Corp	7,300	634
SunTrust Banks Inc	16,000	1,177
SVB Financial Group *	2,408	777
T Rowe Price Group Inc	29,604	3,431
TCF Financial Corp	4,871	124
TD Ameritrade Holding Corp	7,000	410
Unum Group	13,200	487
US Bancorp	55,200	2,987
World Acceptance Corp *	803	95
WR Berkley Corp	800	63
Zions Bancorporation	22,600	1,204

		104,088

Health Care — 6.8%
Abbott Laboratories	1,900	127
AbbVie Inc	34,241	3,286
ABIOMED Inc *	1,400	569
Aetna Inc	54,064	10,827

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	9

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Align Technology Inc *	11,600	$4,483
Amgen Inc	13,100	2,618
Anthem Inc	4,990	1,321
Baxter International Inc	8,400	625
Becton Dickinson and Co	16,200	4,242
Biogen Inc *	2,600	919
Celgene Corp *	14,000	1,322
Centene Corp *	6,600	967
Chemed Corp	2,078	672
Cigna Corp	59,579	11,221
Edwards Lifesciences Corp *	1,700	245
Enanta Pharmaceuticals Inc *	1,922	175
Express Scripts Holding Co *	13,400	1,179
Gilead Sciences Inc	9,400	712
HCA Healthcare Inc	12,000	1,609
Humana Inc	700	233
IDEXX Laboratories Inc *	8,460	2,149
Intuitive Surgical Inc *	4,700	2,632
Johnson & Johnson	42,000	5,657
LHC Group Inc *	1,400	139
McKesson Corp	7,000	901
Medpace Holdings Inc *	1,285	77
Merck & Co Inc	19,700	1,351
Mettler-Toledo International Inc *	3,930	2,297
Molina Healthcare Inc *	1,334	184
National Research Corp, Cl A	1,033	40
Nektar Therapeutics, Cl A *	5,000	332
Pfizer Inc	82,000	3,405
UnitedHealth Group Inc	49,659	13,331
Varian Medical Systems Inc *	14,200	1,591
Waters Corp *	600	114
WellCare Health Plans Inc *	4,300	1,301
Zoetis Inc, Cl A	5,134	465

		83,318

Industrials — 8.4%
3M Co	13,100	2,763
Air Lease Corp, Cl A	13,600	628
Allison Transmission Holdings Inc, Cl A	2,122	105
American Airlines Group Inc	10,600	429
AMETEK Inc	4,800	369
Atlas Air Worldwide Holdings Inc *	55,460	3,378
Boeing Co/The	25,052	8,588
Caterpillar Inc	900	125
CH Robinson Worldwide Inc	16,863	1,620
Cintas Corp	300	64
Comfort Systems USA Inc	4,934	283
Copart Inc *	18,408	1,184
CoStar Group Inc *	1,900	840
CSX Corp	10,400	771
Cummins Inc	23,730	3,365
Deluxe Corp	5,100	302

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Eaton Corp PLC	16,300	$1,355
Echo Global Logistics Inc *	3,695	123
Fastenal Co	7,400	432
FedEx Corp	4,000	976
Fluor Corp	6,400	367
FTI Consulting Inc *	4,841	369
GATX Corp	6,200	524
General Dynamics Corp	6,400	1,238
Graco Inc	53,300	2,506
Harris Corp	4,600	748
Huntington Ingalls Industries Inc	3,200	782
IDEX Corp	2,300	352
Insperity Inc	6,982	837
ITT Inc	15,900	940
JB Hunt Transport Services Inc	5,500	664
JetBlue Airways Corp *	31,400	599
Knight-Swift Transportation Holdings Inc, Cl A	3,200	109
L3 Technologies Inc	1,300	278
Landstar System Inc	5,280	611
ManpowerGroup Inc	6,100	572
Meritor Inc *	125,600	2,721
Middleby Corp/The *	16,300	1,981
Northrop Grumman Corp	9,300	2,776
Old Dominion Freight Line Inc	3,500	533
Owens Corning	10,500	595
PGT Innovations Inc *	5,914	144
Raytheon Co	12,400	2,473
Regal Beloit Corp	8,800	737
Republic Services Inc, Cl A	6,000	440
Robert Half International Inc	17,843	1,395
Rockwell Collins Inc	2,900	394
Rollins Inc	2,900	174
RR Donnelley & Sons Co	265,500	1,343
Rush Enterprises Inc, Cl A	3,935	169
Southwest Airlines Co	177,360	10,872
Spirit AeroSystems Holdings Inc, Cl A	9,100	778
Textron Inc	5,000	345
TransDigm Group Inc *	800	280
TransUnion	10,500	791
TriNet Group Inc *	5,349	316
Triumph Group Inc	154,480	3,213
Tutor Perini Corp *	76,670	1,560
Union Pacific Corp	60,588	9,126
United Continental Holdings Inc *	14,700	1,285
United Rentals Inc *	11,500	1,793
United Technologies Corp	75,331	9,921
Universal Logistics Holdings Inc	1,075	39
Verisk Analytics Inc, Cl A *	3,800	453
Wabtec Corp/DE	1,300	141
Waste Connections Inc	8,300	659
Waste Management Inc	16,800	1,527

10	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
WW Grainger Inc	8,143	$2,883
XPO Logistics Inc *	3,700	394
Xylem Inc/NY	7,600	577

		102,024

Information Technology — 7.1%
58.com Inc ADR *	500	38
Accenture PLC, Cl A	2,505	424
Adobe Systems Inc *	4,600	1,212
Akamai Technologies Inc *	12,880	968
Alphabet Inc, Cl A *	3,028	3,730
Amdocs Ltd	9,700	633
Amkor Technology Inc *	29,700	259
Amphenol Corp, Cl A	9,600	908
Analog Devices Inc	24,700	2,442
ANSYS Inc *	3,600	670
Apple Inc	11,844	2,696
Applied Materials Inc	51,400	2,211
Arista Networks Inc *	6,656	1,990
Arrow Electronics Inc *	8,800	682
Aspen Technology Inc *	9,058	1,045
Broadridge Financial Solutions Inc	6,500	878
CA Inc	13,200	578
Cisco Systems Inc	54,200	2,589
Citrix Systems Inc	6,500	741
Cognizant Technology Solutions Corp, Cl A	2,100	165
Corning Inc	28,400	952
Dell Technologies Inc, Cl V *	8,000	769
DXC Technology Co	3,920	357
eBay Inc *	27,300	945
F5 Networks Inc *	6,100	1,154
FleetCor Technologies Inc *	2,500	534
FLIR Systems Inc	7,600	477
Fortinet Inc *	7,300	611
GoDaddy Inc, Cl A *	6,100	497
Hewlett Packard Enterprise Co	45,100	746
HP Inc	39,200	966
IAC/InterActiveCorp *	3,500	690
Intel Corp	62,100	3,008
International Business Machines Corp	8,960	1,312
Intuit Inc	10,800	2,370
IPG Photonics Corp *	2,300	404
j2 Global Inc	7,300	603
Jabil Inc	24,700	730
Jack Henry & Associates Inc	1,700	269
Juniper Networks Inc	26,200	745
Keysight Technologies Inc *	2,300	149
Lam Research Corp	5,900	1,021
Mastercard Inc, Cl A	28,193	6,077
Micron Technology Inc *	53,100	2,789
Motorola Solutions Inc	600	77
NetApp Inc	8,500	738

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
NVIDIA Corp	5,500	$1,544
ON Semiconductor Corp *	35,900	766
Oracle Corp	101,600	4,936
Palo Alto Networks Inc *	2,800	647
PayPal Holdings Inc *	37,804	3,490
Progress Software Corp	5,052	207
Red Hat Inc *	19,181	2,834
salesforce.com Inc *	7,100	1,084
Seagate Technology PLC	33,675	1,803
ServiceNow Inc *	9,900	1,944
Skyworks Solutions Inc	4,400	402
SMART Global Holdings Inc *	1,192	39
SolarEdge Technologies Inc *	3,637	174
Splunk Inc *	900	115
Square Inc, Cl A *	14,100	1,250
Stamps.com Inc *	2,160	537
Sykes Enterprises Inc *	7,700	233
Synopsys Inc *	300	31
Syntel Inc *	4,311	176
TE Connectivity Ltd	1,800	165
Texas Instruments Inc	1,800	202
Total System Services Inc	15,071	1,464
Travelport Worldwide Ltd	28,100	522
TTM Technologies Inc *	19,400	363
Twitter Inc *	7,200	253
Unisys Corp *	154,920	2,882
VeriSign Inc *	14,000	2,221
VMware Inc, Cl A *	3,900	598
Western Digital Corp	8,600	544
Western Union Co/The	37,000	700
Worldpay Inc, Cl A *	500	49
Xerox Corp	13,400	373
Zillow Group Inc, Cl C *	5,900	287

		86,684

Materials — 1.4%
Avery Dennison Corp	1,400	147
Boise Cascade Co	4,950	216
Celanese Corp, Cl A	9,300	1,087
CF Industries Holdings Inc	7,300	379
Chemours Co/The	19,177	836
Eastman Chemical Co	13,980	1,357
Ecolab Inc	12,600	1,896
Huntsman Corp	33,200	1,012
International Paper Co	9,200	471
Kronos Worldwide Inc	2,400	48
Louisiana-Pacific Corp	18,808	548
LyondellBasell Industries NV, Cl A	12,600	1,421
Owens-Illinois Inc *	22,200	392
Praxair Inc	11,900	1,882
Reliance Steel & Aluminum Co	5,500	483
Resolute Forest Products Inc *	7,384	102

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	11

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Schnitzer Steel Industries Inc, Cl A	3,445	$91
Sherwin-Williams Co/The	7,500	3,417
Southern Copper Corp	5,500	240
Steel Dynamics Inc	9,500	434
Warrior Met Coal Inc	4,007	96
Westlake Chemical Corp	1,400	132

		16,687

Real Estate — 0.4%
CBRE Group Inc, Cl A *	9,200	449
CoreCivic Inc ‡	27,200	704
DDR Corp ‡	33,550	469
Extra Space Storage Inc ‡	4,800	443
HFF Inc, Cl A *	4,807	218
Host Hotels & Resorts Inc ‡	38,900	838
Jones Lang LaSalle Inc	2,800	427
Marcus & Millichap Inc *	2,233	81
Omega Healthcare Investors Inc ‡	16,300	539
Retail Value Inc *	3,355	120
SBA Communications Corp, Cl A *‡	2,900	450
Senior Housing Properties Trust ‡	24,100	461

		5,199

Telecommunication Services — 0.6%
AT&T Inc	178,118	5,689
Verizon Communications Inc	29,200	1,588

		7,277

Utilities — 0.7%
Alliant Energy Corp	1,800	77
Ameren Corp	2,900	183
American Water Works Co Inc	2,300	201
Consolidated Edison Inc	3,100	245
Dominion Energy Inc	6,700	474
DTE Energy Co	1,900	211
Exelon Corp	18,700	817
FirstEnergy Corp	39,000	1,458
NextEra Energy Inc	21,400	3,640
Public Service Enterprise Group Inc	17,800	932
Vistra Energy Corp *	19,200	452
Xcel Energy Inc	7,300	351

		9,041

		593,153

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Total Common Stock (Cost $1,126,277) ($ Thousands)		$1,194,018

PREFERRED STOCK — 0.1%

Croatia — 0.1%
Adris Grupa DD	9,955	681

Germany — 0.0%
Porsche Automobil Holding SE	3,841	244
Sartorius AG	1,871	340
STO SE & Co KGaA	255	29

		613

Total Preferred Stock (Cost $1,344) ($ Thousands)		1,294

	Number of Rights

RIGHTS — 0.0%

Taiwan — 0.0%
Hiwin Technologies, Expires 09/05/2018	1,193	1

Total Rights (Cost $—) ($ Thousands)		1

	Shares

CASH EQUIVALENT — 1.7%
SEI Daily Income Trust, Government Fund, Cl F
1.750%**†	21,579,708	21,580

(Cost $21,580) ($ Thousands)		21,580

Total Investments in Securities — 98.0% (Cost $1,149,201) ($ Thousands)		$1,216,893

	Contracts

PURCHASED OPTIONS* — 0.0%

Total Purchased Options(C) (Cost $315) ($ Thousands)	83,868,708	$376

12	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

World Select Equity Fund (Continued)

A list of the exchange traded options held by the Fund at August 31, 2018, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED OPTIONS — 0.0%

Put Options
AUDJPY 80 09/06/18*	6,353,690	$4,561	$80.00	09/22/18	$33
AUDJPY 80 09/06/18*	6,353,690	4,561	80.00	09/22/18	33
CADCHF 0.752 09/04/18*	12,707,380	16,545	0.75	09/22/18	123
USDCHF 0.979 09/04/18*	12,707,380	12,303	0.98	09/22/18	127
USDJPY 110.9 09/04/18*	6,353,690	704,624	110.90	09/22/18	–
USDJPY 110.9 09/04/18*	6,353,690	704,624	110.90	09/22/18	–

		1,447,218			316

Call Options
CADCHF 0.7505 09/06/18*	7,624,428	9,927	0.75	09/22/18	5
EURCAD 1.5205 09/07/18*	12,707,380	14,735	1.52	09/22/18	–
EURNZD 1.75 09/04/18*	12,707,380	14,736	1.75	09/22/18	55

		39,398			60

Total Purchased Options		$1,486,616			$376

A list of open futures contracts held by the Fund at August 31, 2018, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
DJ Euro Stoxx 50 Index	(118)	Sep-2018	$(4,782)	$(4,653)	$106
FTSE 100 Index	(21)	Sep-2018	(2,107)	(2,026)	54
Hang Seng Index	42	Sep-2018	7,555	7,429	(127)
MSCI Emerging Markets	577	Sep-2018	31,907	30,434	(1,473)
MSCI Singapore Index	107	Sep-2018	2,890	2,837	(43)
OMX Index	9	Sep-2018	156	163	6
S&P 500 Index E-MINI	409	Sep-2018	56,227	59,346	3,119
S&P TSX 60 Index	127	Sep-2018	18,652	18,799	196
SPI 200 Index	129	Sep-2018	14,453	14,703	523
TOPIX Index	(576)	Sep-2018	(92,541)	(90,048)	1,818

			$32,410	$36,984	$4,179

A list of the open forward foreign currency contracts held by the Fund at August 31, 2018, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	09/27/18	USD	12	MXN	225	$—
Brown Brothers Harriman	09/27/18	USD	23	RON	91	—
Brown Brothers Harriman	09/27/18	USD	58	RON	230	—
Brown Brothers Harriman	09/27/18	USD	9	CZK	207	—
Brown Brothers Harriman	09/27/18	USD	254	CZK	5,588	(1)
Brown Brothers Harriman	09/27/18	USD	3	HUF	740	—
Brown Brothers Harriman	09/27/18	USD	501	HUF	138,793	(5)
Brown Brothers Harriman	09/27/18	USD	1	NZD	1	—
Brown Brothers Harriman	09/27/18	USD	753	NZD	1,125	(6)

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	13

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

World Select Equity Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	09/27/18	NOK	1,090	USD	131	$1
Brown Brothers Harriman	09/27/18	NOK	148	USD	18	—
Brown Brothers Harriman	09/27/18	NZD	1,388	USD	929	8
Brown Brothers Harriman	09/27/18	NZD	7	USD	5	—
Brown Brothers Harriman	09/27/18	USD	320	TRY	2,145	—
Brown Brothers Harriman	09/27/18	USD	1,504	TRY	9,381	(105)
Brown Brothers Harriman	09/27/18	USD	1,894	ILS	6,861	16
Brown Brothers Harriman	09/27/18	USD	6	PLN	22	—
Brown Brothers Harriman	09/27/18	USD	2,043	PLN	7,469	(13)
Brown Brothers Harriman	09/27/18	USD	1	NOK	5	—
Brown Brothers Harriman	09/27/18	USD	2,761	NOK	22,966	(12)
Brown Brothers Harriman	09/27/18	ILS	4,667	USD	1,288	(11)
Brown Brothers Harriman	09/27/18	USD	7,465	DKK	47,616	(20)
Brown Brothers Harriman	09/27/18	USD	12	MXN	222	—
Brown Brothers Harriman	09/27/18	USD	7,518	MXN	140,811	(179)
Brown Brothers Harriman	09/27/18	SGD	7,655	USD	5,621	30
Brown Brothers Harriman	09/27/18	SGD	187	USD	137	—
Brown Brothers Harriman	09/27/18	USD	11,122	SEK	101,022	(44)
Brown Brothers Harriman	09/27/18	AUD	11,353	USD	8,338	129
Brown Brothers Harriman	09/27/18	AUD	290	USD	210	—
Brown Brothers Harriman	09/27/18	USD	185	HKD	1,451	—
Brown Brothers Harriman	09/27/18	USD	14,135	HKD	110,894	—
Brown Brothers Harriman	09/27/18	PLN	17,322	USD	4,739	29
Brown Brothers Harriman	09/27/18	PLN	24	USD	7	—
Brown Brothers Harriman	09/27/18	CHF	201	USD	208	—
Brown Brothers Harriman	09/27/18	CHF	19,151	USD	19,570	(276)
Brown Brothers Harriman	09/27/18	USD	11	SGD	15	—
Brown Brothers Harriman	09/27/18	USD	21,335	SGD	29,054	(116)
Brown Brothers Harriman	09/27/18	USD	51	ZAR	753	—
Brown Brothers Harriman	09/27/18	USD	22,054	ZAR	312,585	(779)
Brown Brothers Harriman	09/27/18	HKD	23,615	USD	3,010	—
Brown Brothers Harriman	09/27/18	HKD	1,037	USD	132	—
Brown Brothers Harriman	09/27/18	CAD	24,901	USD	19,201	95
Brown Brothers Harriman	09/27/18	CAD	331	USD	254	—
Brown Brothers Harriman	09/27/18	USD	27,861	AUD	37,932	(435)
Brown Brothers Harriman	09/27/18	MXN	28,131	USD	1,501	35
Brown Brothers Harriman	09/27/18	MXN	1,073	USD	56	—
Brown Brothers Harriman	09/27/18	CZK	30,835	USD	1,400	4
Brown Brothers Harriman	09/27/18	CZK	36	USD	2	—
Brown Brothers Harriman	09/27/18	RON	288	USD	72	—
Brown Brothers Harriman	09/27/18	RON	30,609	USD	7,686	(2)
Brown Brothers Harriman	09/27/18	USD	32,593	CHF	31,894	458
Brown Brothers Harriman	09/27/18	USD	177	CHF	171	—
Brown Brothers Harriman	09/27/18	USD	2	CAD	3	—
Brown Brothers Harriman	09/27/18	USD	37,294	CAD	48,364	(184)
Brown Brothers Harriman	09/27/18	ZAR	39,653	USD	2,796	97
Brown Brothers Harriman	09/27/18	ZAR	2,975	USD	202	—
Brown Brothers Harriman	09/27/18	GBP	27	USD	35	—

14	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

World Select Equity Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)	Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)

Brown Brothers Harriman	09/27/18	GBP	46,147	USD	59,548	$(475)
Brown Brothers Harriman	09/27/18	DKK	67,725	USD	10,617	29
Brown Brothers Harriman	09/27/18	USD	71,101	GBP	55,100	567
Brown Brothers Harriman	09/27/18	USD	171	GBP	131	—
Brown Brothers Harriman	09/27/18	TRY	70,376	USD	11,260	766
Brown Brothers Harriman	09/27/18	TRY	3,593	USD	525	(11)
Brown Brothers Harriman	09/27/18	SEK	82,853	USD	9,121	36
Brown Brothers Harriman	09/27/18	SEK	274	USD	30	—
Brown Brothers Harriman	09/27/18	HUF	90,166	USD	326	3
Brown Brothers Harriman	09/27/18	HUF	1,897	USD	7	—
Brown Brothers Harriman	09/27/18	USD	660	CNY	4,518	1
Brown Brothers Harriman	09/27/18	USD	99,243	CNY	674,802	(452)
Brown Brothers Harriman	09/27/18	USD	100,590	JPY	11,152,873	156
Brown Brothers Harriman	09/27/18	USD	1,274	JPY	141,017	—
Brown Brothers Harriman	09/27/18	USD	136,122	EUR	116,410	(468)
Brown Brothers Harriman	09/27/18	EUR	147,783	USD	172,805	591
Brown Brothers Harriman	09/27/18	CNY	519,861	USD	76,454	347
Brown Brothers Harriman	09/27/18	CNY	6,991	USD	1,022	(2)
Brown Brothers Harriman	09/27/18	JPY	70,982	USD	641	—
Brown Brothers Harriman	09/27/18	JPY	24,009,046	USD	216,532	(347)

						$(545)

Percentages are based on Net Assets of $1,241,972 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of August 31, 2018.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security.

(A)	Security is a Master Limited Partnership. At August 31, 2018, such security amounted to $404 ($ Thousands) or 0.0% of Net Assets of the Fund.

(B)	Refer to table below for details on Options Contracts.

ADR — American Depositary Receipt

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

CZK — Czech Koruna

CNY — Chinese Yuan Onshore

DJ — Dow Jones

DKK — Danish Krone

EUR — Euro

FTSE — Financial Times and Stock Exchange

GBP — British Pound Sterling

GDR — Global Depositary Receipt

HKD — Hong Kong Dollar

HUF — Hungarian Forint

ILS — Israeli New Sheckels

JPY — Japanese Yen

Ltd. — Limited

MSCI — Morgan Stanley Capital International

MXN — Mexican Peso

NOK — Norwegian Krone

NZD — New Zealand Dollar

PJSC — Public Joint Stock Company

PLC — Public Limited Company

PLN — Polish Zloty

RON — Romanian Leu

S&P — Standard & Poor’s

SEK — Swedish Krona

SGD — Singapore Dollar

SPI — Share Price Index

TOPIX — Tokyo Price Index

TRY — Turkish Lira

TSX — Toronto Stock Exchange

USD — United States Dollar

ZAR — South African Rand

The following is a list of the level of inputs used as of August 31, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands).

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,192,240	$1,778	$–	$1,194,018
Preferred Stock	1,294	–	–	1,294
Right	1	–	–	1
Cash Equivalent	21,580	–	–	21,580

Total Investments in Securities	$1,215,115	$1,778	$–	$1,216,893

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$376	$—	$—	$376
Futures Contracts *
Unrealized Appreciation	5,822	—	—	5,822
Unrealized Depreciation	(1,643)	—	—	(1,643)

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	15

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

World Select Equity Fund (Continued)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts *
Unrealized Appreciation	—	3,398	—	3,398
Unrealized Depreciation	—	(3,943)	—	(3,943)

Total Other Financial Instruments	$4,555	$(545)	$—	$4,010

*Futures contracts and forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended August 31, 2018, there were transfers between Level 1 and Level 2 assets and liabilities. Changes in the classifications between Levels 1 and 2 occur when foreign equity securities are fair valued using other observable market based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. Transfers, if any, between levels are considered to have occurred as of the end of the period.

For the period ended August 31, 2018 there were no transfers in and out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended August 31, 2018 ($ Thousands):

Security Description	Value 5/31/2018	Purchases at Cost	Proceeds from Sales	Value 8/31/2018	Dividend Income
SEI Daily Income Trust, Government Fund, Cl F	$ 14,640	$ 43,101	$ (36,161)	$ 21,580	$ 80

16	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Emerging Markets Equity Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 89.1%

Argentina — 2.0%
Banco Macro SA ADR	38,082	$1,662
Cablevision Holding SA GDR *	76,426	583
Central Puerto SA ADR	47,538	445
Grupo Financiero Galicia SA ADR	194,926	4,386
Grupo Supervielle SA ADR	396,852	2,714
IRSA Inversiones y Representaciones SA ADR	61,250	1,004
MercadoLibre Inc	13,267	4,543
Pampa Energia SA ADR *	82,628	2,515
Telecom Argentina SA ADR	37,830	625
Transportadora de Gas del Sur SA ADR	75,500	981
YPF SA ADR *	54,480	824

		20,282

Austria — 0.1%
Vienna Insurance Group AG Wiener Versicherung Gruppe	33,882	926

Bangladesh — 0.4%
BRAC Bank Ltd *	3,399,368	3,125
Envoy Textiles Ltd	27,383	12
Square Pharmaceuticals Ltd	332,363	1,101

		4,238

Bermuda — 0.1%
Central European Media Enterprises Ltd, Cl A *	166,760	634

Botswana — 0.0%
Sechaba Breweries Holdings Ltd	116,590	210

Brazil — 2.7%
Ambev SA	213,900	981
Azul SA ADR *	48,355	813
Banco do Brasil SA	304,600	2,244
Banco Santander Brasil SA	61,200	517
CCR SA	120,700	273
Cia de Saneamento Basico do Estado de Sao Paulo ADR	81,425	489
Cielo SA	214,300	788
Cosan SA	141,500	1,189
Engie Brasil Energia SA	62,900	559
Fleury SA	76,000	474
Hypera SA	22,100	147
International Meal Co Alimentacao SA, Cl A	195,347	351
JBS SA	806,300	1,834
Kroton Educacional SA	279,000	692
Localiza Rent a Car SA	153,113	805
Lojas Renner SA	178,600	1,226
Magazine Luiza SA	56,400	1,775
Mahle-Metal Leve SA	135,881	832
Movida Participacoes SA	372,242	548
Raia Drogasil SA	160,463	3,007
Smiles Fidelidade SA	76,600	971
Sul America SA	121,735	680

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Suzano Papel e Celulose SA	172,600	$1,992
Vale SA ADR, Cl B	314,087	4,146

		27,333

British Virgin Islands — 0.1%
Hollysys Automation Technologies Ltd	59,955	1,301

Canada — 0.7%
First Quantum Minerals Ltd	219,702	2,758
Gran Tierra Energy Inc *	1,109,887	3,839
Parex Resources Inc *	73,750	1,060

		7,657

Chile — 0.6%
Cia Cervecerias Unidas SA ADR	32,577	860
Parque Arauco SA	205,192	515
Plaza SA *	262,200	555
SMU SA *	4,073,721	1,151
Vina Concha y Toro SA	1,388,747	2,721

		5,802

China — 8.6%
Agricultural Bank of China Ltd, Cl H	3,555,000	1,721
Air China Ltd, Cl H	686,000	643
Alibaba Group Holding Ltd ADR *	104,073	18,214
ANTA Sports Products Ltd	404,758	2,205
Baidu Inc ADR *	19,300	4,371
China Communications Construction Co Ltd, Cl H	1,832,000	1,818
China International Travel Service Corp Ltd, Cl A	218,367	2,026
China Petroleum & Chemical Corp ADR	14,620	1,452
China Petroleum & Chemical Corp, Cl H	5,736,000	5,766
China Railway Construction Corp Ltd, Cl H	965,500	1,167
China Railway Group Ltd, Cl H	1,184,000	1,023
Country Garden Holdings Co Ltd	1,633,000	2,430
Dongfeng Motor Group Co Ltd, Cl H	854,000	954
Fosun International Ltd	883,000	1,598
Guangzhou R&F Properties Co Ltd	923,200	1,863
Hangzhou Hikvision Digital Technology Co Ltd, Cl A	225,850	1,040
Hangzhou Tigermed Consulting Co Ltd, Cl A	184,000	1,452
Inner Mongolia Yili Industrial Group Co Ltd, Cl A	433,273	1,535
JD.com Inc ADR *	87,251	2,731
Kingdee International Software Group Co Ltd	4,876,000	5,554
Kweichow Moutai Co Ltd, Cl A	12,900	1,245
Maanshan Iron & Steel Co Ltd, Cl H	4,446,000	2,328
NetEase Inc ADR	8,865	1,753
New Oriental Education & Technology Group Inc ADR	26,957	2,119
Noah Holdings Ltd ADR *	38,938	1,832
PetroChina Co Ltd, Cl H	900,000	670
PICC Property & Casualty Co Ltd	396,000	446

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ping An Insurance Group Co of China Ltd, Cl H	616,000	$5,933
Shenzhou International Group Holdings Ltd	178,000	2,336
Silergy Corp	101,947	2,008
Sinopharm Group Co Ltd, Cl H	418,800	2,084
Sinotrans Ltd, Cl H	3,665,000	1,536
Weichai Power Co Ltd, Cl H	457,000	484
YY Inc ADR *	40,919	3,127
Zhejiang Expressway Co Ltd, Cl H	1,512,000	1,200

		88,664

Colombia — 0.9%
Bancolombia SA ADR, Cl R	122,202	5,299
Canacol Energy Ltd *	430,406	1,367
CEMEX Latam Holdings SA *	618,645	1,276
Corp Financiera Colombiana SA *	679	5
Ecopetrol SA	656,301	735
Grupo Nutresa SA	49,385	429

		9,111

Czech Republic — 0.3%
CEZ AS	34,334	874
Komercni banka as	49,485	2,069

		2,943

Egypt — 0.7%
Commercial International Bank Egypt SAE	293,450	1,448
Commercial International Bank Egypt SAE GDR	557,135	2,596
Credit Agricole Egypt SAE	559,780	1,445
Integrated Diagnostics Holdings PLC	442,170	1,786

		7,275

Ghana — 0.1%
Scancom PLC *	3,636,730	581

Greece — 0.3%
Eurobank Ergasias SA *	896,490	767
National Bank of Greece SA *	903,693	2,574

		3,341

Hong Kong — 12.5%
Agile Group Holdings Ltd	1,190,000	1,944
AIA Group Ltd	612,440	5,283
Anhui Conch Cement Co Ltd, Cl H	632,500	3,852
Bank of China Ltd, Cl H	10,192,000	4,584
Beijing Enterprises Holdings Ltd	190,500	914
China Conch Venture Holdings Ltd	882,000	3,034
China Construction Bank Corp, Cl H	17,436,000	15,439
China Everbright International Ltd	2,054,000	1,730
China Everbright Ltd	550,000	963
China Lilang Ltd	1,742,000	1,931
China Medical System Holdings Ltd	1,072,000	1,776
China Mengniu Dairy Co Ltd	521,000	1,503
China Mobile Ltd	85,500	804

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
China Mobile Ltd ADR	62,409	$2,995
China Molybdenum Co Ltd, Cl H	1,056,000	433
China Overseas Property Holdings Ltd	6,520,000	2,093
China Pacific Insurance Group Co Ltd, Cl H	68,000	253
China Southern Airlines Co Ltd, Cl H	728,000	481
China Suntien Green Energy Corp Ltd, Cl H	6,007,000	1,806
China Water Affairs Group Ltd	1,934,000	2,215
Chinasoft International Ltd	1,226,000	875
CIMC Enric Holdings Ltd	1,814,000	1,682
CITIC Ltd	2,597,000	3,693
CNOOC Ltd	2,158,000	3,816
Geely Automobile Holdings Ltd	520,000	1,105
Guangdong Investment Ltd	236,000	419
Guangzhou Automobile Group Co Ltd, Cl H	1,835,600	1,993
Hengan International Group Co Ltd	246,000	2,214
Hua Hong Semiconductor Ltd	859,608	2,344
Industrial & Commercial Bank of China Ltd, Cl H	5,653,000	4,163
JNBY Design Ltd	405,000	691
K Wah International Holdings Ltd	2,125,000	1,170
Kingboard Holdings Ltd	249,000	885
KWG Group Holdings Ltd	885,000	946
Lee & Man Paper Manufacturing Ltd	872,000	835
Lifetech Scientific Corp *	1,208,000	295
Luye Pharma Group Ltd	2,166,500	2,040
Nine Dragons Paper Holdings Ltd	1,306,000	1,481
Nissin Foods Co Ltd	2,436,000	1,108
Shanghai Jin Jiang International Hotels Group Co Ltd, Cl H	4,436,000	1,272
Shanghai Pharmaceuticals Holding Co Ltd, Cl H	580,600	1,524
Shimao Property Holdings Ltd	798,000	2,379
Sinopec Shanghai Petrochemical Co Ltd, Cl H	3,112,000	1,828
SITC International Holdings Co Ltd	1,577,000	1,177
SSY Group Ltd	1,872,273	1,741
Tencent Holdings Ltd	585,328	25,355
TravelSky Technology Ltd, Cl H	1,128,000	2,889
Uni-President China Holdings Ltd	2,908,000	2,864
United Laboratories International Holdings Ltd/The	1,804,271	1,632
Xinyi Glass Holdings Ltd	688,000	859

		129,308

Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	111,977	1,147
Richter Gedeon Nyrt	2,064	41
Waberer’s International Nyrt *	17,000	157

		1,345

India — 8.0%
Adani Ports & Special Economic Zone Ltd	130,633	706
Asian Paints Ltd	81,510	1,577
Bajaj Auto Ltd	85,831	3,322

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Bata India Ltd	202,878	$3,096
Biocon Ltd	130,146	1,145
Cipla Ltd/India	120,407	1,124
Crompton Greaves Consumer Electricals Ltd	388,117	1,370
Eicher Motors Ltd	4,326	1,711
Endurance Technologies Ltd	115,789	2,478
Eris Lifesciences Ltd *	42,377	434
Exide Industries Ltd	571,862	2,299
Future Retail Ltd *	196,903	1,546
Godrej Consumer Products Ltd	93,224	1,909
HCL Technologies Ltd	168,483	2,486
HDFC Bank Ltd ADR	59,776	6,053
Hindalco Industries Ltd	629,497	2,112
Hindustan Petroleum Corp Ltd	264,677	947
Hindustan Unilever Ltd	219,910	5,519
ICICI Bank Ltd ADR	188,581	1,816
Indiabulls Housing Finance Ltd	109,697	1,948
Info Edge India Ltd	38,491	889
Infosys Ltd	235,464	4,784
Jindal Steel & Power Ltd *	562,418	1,750
Jubilant Foodworks Ltd	58,878	1,286
KEC International Ltd	542,069	2,308
Larsen & Toubro Ltd	105,186	2,031
Mahindra & Mahindra Ltd	58,376	794
Maruti Suzuki India Ltd	12,605	1,617
PVR Ltd	71,313	1,380
Radico Khaitan Ltd	53,737	374
Reliance Capital Ltd	161,428	1,075
Reliance Infrastructure Ltd	117,850	794
Rural Electrification Corp Ltd	403,095	681
State Bank of India	168,232	734
Syngene International Ltd	172,309	1,445
Tata Consultancy Services Ltd	273,964	8,028
Titan Co Ltd	135,874	1,709
UPL Ltd	256,707	2,589
Vedanta Ltd	530,035	1,702
WNS Holdings Ltd ADR *	64,360	3,336

		82,904

Indonesia — 1.7%
Bank Negara Indonesia Persero Tbk PT	1,107,500	586
Bank Tabungan Negara Persero Tbk PT	8,447,961	1,577
Gudang Garam Tbk PT	125,100	620
Indo Tambangraya Megah Tbk PT	765,900	1,471
Indofood Sukses Makmur Tbk PT	1,334,700	578
Kalbe Farma Tbk PT	13,125,482	1,198
Link Net Tbk PT	1,632,500	477
Malindo Feedmill Tbk PT *	3,961,500	363
Matahari Department Store Tbk PT	2,172,700	1,106
Media Nusantara Citra Tbk PT	9,076,700	558
Medikaloka Hermina Tbk PT *	11,480,000	2,681
Pan Brothers Tbk PT	15,601,800	530

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Perusahaan Gas Negara Persero Tbk	3,902,100	$567
Surya Citra Media Tbk PT	3,839,900	547
Telekomunikasi Indonesia Persero Tbk PT ADR	71,257	1,687
Tiga Pilar Sejahtera Food Tbk *	6,565,800	75
Timah Tbk PT	8,027,500	425
Ultrajaya Milk Industry & Trading Co Tbk PT	31,400,000	2,761

		17,807

Ivory Coast — 0.1%
Sonatel SA	32,578	1,230

Kenya — 0.7%
ARM Cement Ltd	10	–
East African Breweries Ltd	1,191,907	2,352
Equity Group Holdings Ltd/Kenya	7,656,253	3,378
Safaricom PLC	4,456,970	1,249

		6,979

Kuwait — 0.9%
Humansoft Holding Co KSC	123,793	1,433
Mabanee Co SAK	386,188	854
Mobile Telecommunications Co KSC	343,737	542
National Bank of Kuwait SAKP	2,428,511	6,445

		9,274

Luxembourg — 0.3%
Emirates NBD PJSC	111,640	283
Mouwasat Medical Services Co *	100,528	2,262

		2,545

Malaysia — 1.4%
AirAsia Group Bhd	1,640,900	1,374
CIMB Group Holdings Bhd	1,175,700	1,738
Malayan Banking Bhd	884,320	2,142
Petronas Dagangan Bhd	217,300	1,440
Serba Dinamik Holdings Bhd	2,759,000	2,586
Tenaga Nasional Bhd	670,400	2,554
Top Glove Corp Bhd	985,400	2,671
ViTrox Corp Bhd	199,700	377

		14,882

Mauritius — 0.1%
MCB Group Ltd	168,990	1,304

Mexico — 2.2%
Alfa SAB de CV, Cl A	1,223,800	1,611
Alsea SAB de CV	460,008	1,641
Arca Continental SAB de CV	28,500	176
Banco del Bajio SA	376,500	880
Becle SAB de CV	1,314,235	1,864
Gruma SAB de CV, Ser B, Cl B	100,520	1,271
Grupo Aeroportuario del Centro Norte SAB de CV, Cl B	213,554	1,403
Grupo Aeroportuario del Sureste SAB de CV ADR	12,941	2,428

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Grupo Comercial Chedraui SA de CV	244,900	$576
Grupo Financiero Banorte SAB de CV, Ser O	437,000	2,978
Grupo Mexico SAB de CV, Ser B	679,300	1,986
Mexichem SAB de CV	356,330	1,201
Regional SAB de CV	387,173	2,371
Wal-Mart de Mexico SAB de CV	888,290	2,458

		22,844

Morocco — 0.3%
Attijariwafa Bank	29,720	1,460
Label Vie	6,546	1,374
Societe d’Exploitation des Ports	38,140	698

		3,532

Nigeria — 0.5%
SEPLAT Petroleum Development Co PLC	734,571	1,319
Zenith Bank PLC	68,040,508	3,948

		5,267

Oman — 0.1%
Bank Muscat SAOG	1,270,402	1,249

Panama — 0.5%
Avianca Holdings SA ADR	371,603	2,029
Copa Holdings SA, Cl A	40,381	3,228

		5,257

Peru — 1.3%
Alicorp SAA	512,528	1,690
Cementos Pacasmayo SAA	531,678	1,126
Credicorp Ltd	46,349	10,105
Ferreycorp SAA	1,298,960	904

		13,825

Philippines — 3.3%
Alliance Global Group Inc *	9,600,000	2,478
Ayala Corp	273,000	5,106
Ayala Land Inc	2,395,300	1,993
BDO Unibank Inc	2,070,285	5,037
Bloomberry Resorts Corp	9,414,843	1,682
Cebu Air Inc	670,040	902
East West Banking Corp *	2,649,000	717
Emperador Inc	7,944,500	1,085
Manila Electric Co	72,070	503
Megawide Construction Corp	6,590,000	2,231
Puregold Price Club Inc	1,968,303	1,693
Robinsons Land Corp	11,904,032	4,742
Robinsons Retail Holdings Inc	1,826,070	2,787
Security Bank Corp	359,200	1,307
Wilcon Depot Inc	6,431,200	1,386

		33,649

Poland — 1.3%
11 bit studios SA *	7,099	733
Bank Millennium SA *	740,413	1,807
Dino Polska SA *	55,586	1,379

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Eurocash SA	381,226	$2,109
Grupa Lotos SA	87,615	1,664
Kernel Holding SA	152,020	2,042
Polski Koncern Naftowy ORLEN SA	58,868	1,571
Powszechny Zaklad Ubezpieczen SA	167,791	2,036

		13,341

Qatar — 0.1%
Qatar Navigation QSC	68,560	1,227

Romania — 0.7%
Banca Transilvania SA	10,287,317	6,073
BRD-Groupe Societe Generale SA	323,760	1,156

		7,229

Russia — 2.1%
Gazprom PJSC ADR	571,677	2,521
LUKOIL PJSC ADR	84,738	5,848
Mobile TeleSystems PJSC ADR	172,751	1,339
Sberbank of Russia PJSC ADR	542,299	5,900
Yandex NV, Cl A *	184,169	5,917

		21,525

South Africa — 2.6%
Absa Group Ltd	68,691	762
African Rainbow Minerals Ltd	103,995	894
Barloworld Ltd	195,926	1,672
Capitec Bank Holdings Ltd	31,495	2,156
Clicks Group Ltd	178,578	2,474
Exxaro Resources Ltd	130,270	1,323
FirstRand Ltd	629,715	3,039
Kumba Iron Ore Ltd	23,085	418
Liberty Holdings Ltd	73,336	583
Life Healthcare Group Holdings Ltd	467,955	851
Mondi Ltd	20,311	569
Naspers Ltd, Cl N	10,070	2,245
Nedbank Group Ltd	60,610	1,150
Pick n Pay Stores Ltd	150,380	744
RMB Holdings Ltd	240,000	1,381
Sanlam Ltd	65,954	357
Sappi Ltd	168,585	1,155
SPAR Group Ltd/The	74,343	1,040
Standard Bank Group Ltd	159,934	2,034
Truworths International Ltd	239,332	1,405

		26,252

South Korea — 9.1%
Aekyung Industrial Co Ltd *	26,044	1,743
Cafe24 Corp *	13,270	1,929
Coway Co Ltd	14,570	1,196
DB Insurance Co Ltd	11,137	640
Dentium Co Ltd	24,396	2,051
Douzone Bizon Co Ltd	87,682	4,490
Fila Korea Ltd	35,326	1,325
GS Engineering & Construction Corp	59,532	2,562

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hana Financial Group Inc	73,758	$2,829
Hanwha Corp	41,363	1,184
Hugel Inc *	3,553	1,368
Hyundai Marine & Fire Insurance Co Ltd	87,322	2,918
Iljin Materials Co Ltd	19,562	974
InBody Co Ltd	20,102	530
Kangwon Land Inc	25,672	668
KB Financial Group Inc	108,905	5,058
Kia Motors Corp	50,858	1,464
KT&G Corp	13,971	1,268
L&F Co Ltd	9,128	397
LG Corp	29,108	1,870
LG Display Co Ltd ADR	83,313	789
LG Electronics Inc	22,067	1,522
Lotte Chemical Corp	7,070	2,007
Medy-Tox Inc	3,442	2,071
Nasmedia Co Ltd	11,659	463
NCSoft Corp	14,738	5,130
POSCO	3,976	1,166
POSCO ADR	30,224	2,192
Samsung Biologics Co Ltd *	3,834	1,595
Samsung Electronics Co Ltd	449,195	19,551
SK Hynix Inc	92,780	6,918
SK Innovation Co Ltd	31,193	5,408
SK Materials Co Ltd	11,103	1,800
SK Telecom Co Ltd	19,162	4,519
Soulbrain Co Ltd	14,976	889
WONIK IPS Co Ltd	28,204	677
Woori Bank	52,715	772

		93,933

Spain — 0.2%
Prosegur Cash SA	810,576	1,875

Sri Lanka — 0.4%
Commercial Bank of Ceylon PLC	855,828	663
Hatton National Bank PLC	900,000	1,237
Hemas Holdings PLC	691,080	386
John Keells Holdings PLC	1,603,335	1,390

		3,676

Sweden — 0.1%
International Petroleum Corp/Sweden *	159,814	1,107

Switzerland — 0.4%
Wizz Air Holdings PLC *	87,587	3,610

Taiwan — 8.5%
Airtac International Group	226,630	2,177
Asia Cement Corp	2,308,000	3,145
ASMedia Technology Inc	186,000	3,234
ASPEED Technology Inc	28,000	652
Catcher Technology Co Ltd	538,000	6,595
Chailease Holding Co Ltd	829,260	2,821
Chlitina Holding Ltd	267,000	2,390

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Chroma ATE Inc	310,000	$1,711
Compal Electronics Inc	2,679,000	1,679
Compeq Manufacturing Co Ltd	686,000	657
Feng TAY Enterprise Co Ltd	193,000	1,169
FLEXium Interconnect Inc	183,884	593
Formosa Plastics Corp	899,000	3,293
Foxsemicon Integrated Technology Inc	200,917	1,060
Fubon Financial Holding Co Ltd	1,507,000	2,497
General Interface Solution Holding Ltd	115,000	713
Hon Hai Precision Industry Co Ltd	1,269,390	3,327
Inventec Corp	3,129,000	2,806
Kingpak Technology Inc	123,000	651
Lite-On Technology Corp	662,862	797
Merida Industry Co Ltd	274,000	1,316
Micro-Star International Co Ltd	410,000	1,421
Nanya Technology Corp	775,000	1,759
On-Bright Electronics Inc	87,000	599
Parade Technologies Ltd	103,000	1,526
Pegatron Corp	698,000	1,504
Powertech Technology Inc	467,000	1,385
Silicon Motion Technology Corp ADR	14,476	853
Taimide Tech Inc	445,517	1,031
Taiwan Semiconductor Manufacturing Co Ltd	1,029,000	8,576
Taiwan Semiconductor Manufacturing Co Ltd ADR	479,073	20,887
TCI Co Ltd	25,286	461
Wistron Corp	1,294,724	917
WPG Holdings Ltd	462,000	585
Yageo Corp	65,000	1,477
Yuanta Financial Holding Co Ltd	2,978,000	1,508

		87,772

Thailand — 3.5%
Advanced Info Service PCL	229,000	1,413
Beauty Community PCL	5,169,200	1,785
Charoen Pokphand Foods PCL	1,676,500	1,319
CP ALL PCL	1,901,800	3,922
Home Product Center PCL	3,967,500	1,770
KCE Electronics PCL	1,577,600	2,181
Kiatnakin Bank PCL	510,100	1,204
Krung Thai Bank PCL	79,500	47
Minor International PCL	452,000	545
Minor International PCL NVDR	3,184,436	3,843
Origin Property PCL	1,597,300	913
Precious Shipping PCL *	3,741,100	1,372
PTT PCL	3,798,300	6,093
Sansiri PCL	11,347,500	558
Siam Wellness Group Pcl	4,377,200	2,019
Srisawad Corp PCL	681,000	879
Thai Oil PCL	758,065	1,951
Thanachart Capital PCL	646,900	1,062
Tisco Financial Group PCL	476,500	1,194

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
TOA Paint Thailand PCL	2,113,518	$2,309

		36,379

Turkey — 0.7%
Arcelik AS	170,222	341
BIM Birlesik Magazalar AS	38,887	429
Eregli Demir ve Celik Fabrikalari TAS	732,603	1,310
Ford Otomotiv Sanayi AS	37,730	381
MLP Saglik Hizmetleri AS, Cl B *	564,281	882
TAV Havalimanlari Holding AS	182,753	910
Tekfen Holding AS	398,240	1,230
Turkcell Iletisim Hizmetleri AS	652,592	1,045
Turkiye Garanti Bankasi AS	739,474	664

		7,192

United Arab Emirates — 2.2%
Abu Dhabi Commercial Bank PJSC	160,909	311
Aldar Properties PJSC	3,892,690	2,044
DAMAC Properties Dubai Co PJSC	1,009,593	577
Dubai Investments PJSC	1,084,966	588
Dubai Islamic Bank PJSC	2,766,273	3,857
Emaar Development PJSC *	4,066,801	5,857
Emaar Properties PJSC	3,979,050	5,424
NMC Health PLC	58,650	2,991
Ras Al Khaimah Ceramics	1,374,931	877

		22,526

United Kingdom — 2.3%
Avast PLC *	353,880	1,184
Georgia Healthcare Group PLC *	121,360	363
Globaltrans Investment PLC GDR	214,884	2,364
Halyk Savings Bank of Kazakhstan JSC GDR	633,079	6,901
KAZ Minerals PLC *	282,116	1,709
Magnitogorsk Iron & Steel Works PJSC GDR	17,948	171
MHP SE GDR	91,630	1,145
Saudi British Bank/The	104,520	916
SEPLAT Petroleum Development Co PLC	174,636	315
TBC Bank Group PLC	51,080	1,062
Tullow Oil PLC *	1,436,825	4,349
Vivo Energy PLC	1,975,838	3,646

		24,125

United States — 1.3%
BEST Inc ADR *	149,435	1,112
Corp America Airports SA *	293,663	2,672
Fortuna Silver Mines Inc *	132,101	605
Globant SA *	29,080	1,887
Grupo Aeroportuario del Centro Norte SAB de CV ADR	39,619	2,088
Huazhu Group Ltd ADR	41,420	1,426
Liberty Latin America Ltd, Cl C *	52,261	1,026
Loma Negra Cia Industrial Argentina SA ADR *	44,050	333
Luxoft Holding Inc, Cl A *	6,059	282

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Pagseguro Digital Ltd, Cl A *	77,810	$2,248

		13,679

Vietnam — 2.0%
FPT Corp	49,355	94
Ho Chi Minh City Development Joint Stock
Commercial Bank	2,390,700	3,914
Hoa Phat Group JSC *	475,398	815
Military Commercial Joint Stock Bank	1,820,006	1,851
Vietnam Dairy Products JSC	635,487	4,273
Vietnam Prosperity JSC Bank *	1,847,141	2,053
Vietnam Technological & Commercial Joint
Stock Bank *	1,946,150	2,196
Vincom Retail JSC *	1,784,620	3,013
Vinhomes JSC *	561,150	2,504

		20,713

Total Common Stock (Cost $835,612) ($ Thousands)		919,660

	Number of Participation Notes

PARTICIPATION NOTES — 3.6%

Colombia — 0.1%
Baco Davivienda, Expires 12/05/2018	22,810	264
CEMEX Latam Holdings SA, Expires 10/31/2018	199,176	410

		674

India — 0.8%
Jamna Auto, Expires 06/17/2021	1,208,578	1,380
VIP Industrials, Expires 12/17/2019	443,582	3,884
Voltas, Expires 05/28/2020	364,270	3,142

		8,406

Kuwait — 0.4%
National Bank of Kuwait SAKP, Expires 11/20/2018	1,509,190	3,983

Luxembourg — 1.1%
Emaar Misr for Development SAE, Expires 04/18/2019	9,394,391	2,315
Hoa Phat Group JSC, Expires 11/20/2020	483,554	821
Military Commercial Joint Stock Bank, Expires 03/01/2019	1,694,323	1,705
National Commercial Bank, Expires 10/21/2020	371,469	4,356
Palm Hills Developments SAE, Expires 04/18/2019	11,118,487	1,989

		11,186

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Emerging Markets Equity Fund (Continued)

Description	Number of Participation Notes	Market Value ($ Thousands)

PARTICIPATION NOTES (continued)

Pakistan — 0.2%
United Bank, Expires 03/29/2019	1,645,043	$2,087

Saudi Arabia — 0.2%
HSBC Bank Savola Group, Expires 01/24/2020	297,222	2,417

United Kingdom — 0.1%
HSBC, Expires 07/20/2020	96,913	1,320

United States — 0.4%
FPT Corp, Expires 09/10/2018	2,044,690	3,838

Vietnam — 0.3%
Hoa Phat Group JSC, Expires 07/24/2018	396,000	672
Military Commercial Joint Stock Bank, Expires 04/20/2017	1,550,684	1,561
Mobile World Investment, Expires 08/15/2017	190,090	969

		3,202

Total Participation Notes (Cost $33,586) ($ Thousands)		37,113

	Shares

EXCHANGE TRADED FUNDS — 2.3%

United States — 2.3%
iShares Core MSCI Emerging Markets ETF	5,290	277
iShares MSCI Emerging Markets ETF	545,162	23,534

Total Exchange Traded Funds (Cost $25,083) ($ Thousands)		23,811

PREFERRED STOCK — 2.1%

Brazil — 1.1%
Banco Bradesco SA	98,718	681
Braskem SA	136,000	1,962
Cia Brasileira de Distribuicao	15,200	301
Itau Unibanco Holding SA	45,100	464
Itausa - Investimentos Itau SA	2,136,069	4,946
Marcopolo SA	1,089,600	1,010
Telefonica Brasil SA	148,300	1,445

		10,809

Colombia — 0.7%
Banco Davivienda SA	554,107	6,494
Bancolombia SA	34,858	378
Grupo Aval Acciones y Valores SA	817,746	318

		7,190

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK (continued)

South Korea — 0.3%
Samsung Electronics Co Ltd	94,663	$3,376

Total Preferred Stock (Cost $19,243) ($ Thousands)		21,375

	Number of Rights

RIGHTS — 0.0%

Hong Kong — 0.0%
China Everbright International Ltd, Expires 09/17/2018 *	684,444	53

Total Rights (Cost $—) ($ Thousands)		53

	Shares

CASH EQUIVALENT — 0.7%
SEI Daily Income Trust, Government Fund, Cl F
1.750%**†	7,224,339	7,224

Total Cash Equivalent (Cost $7,224) ($ Thousands)		7,224

Total Investments in Securities— 97.8% (Cost $920,748) ($ Thousands)		$1,009,236

Percentages are based on Net Assets of $1,032,354 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of August 31, 2018.

†	Investment in Affiliated Security.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange-Traded Fund

GDR — Global Depositary Receipt

JSC — Joint-Stock Company

Ltd. — Limited

MSCI — Morgan Stanley Capital International

NVDR — Non-Voting Depositary Receipt

PJSC — Public Joint-Stock Company

PLC — Public Limited Company

Ser — Series

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Emerging Markets Equity Fund (Continued)

The following is a list of the level of inputs used as of August 31, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands).

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$873,338	$46,322	$–	$919,660
Participation Notes	24,024	13,089	–	37,113
Exchange Traded Funds	23,811	–	–	23,811
Preferred Stock	21,375	–	–	21,375
Rights	53	–	–	53
Cash Equivalent	7,224	–	–	7,224

Total Investments in Securities	$949,825	$59,411	$–	$1,009,236

For the period ended August 31, 2018, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the period ended August 31, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of transactions with affiliates for the period ended August 31, 2018 ($ Thousands).

Security Description	Value 5/31/2018	Purchases at Cost	Proceeds from Sales	Value 8/31/2018	Dividend Income
SEI Daily Income Trust, Government Fund, CI F	$ 6,520	$ 24,290	$(23,586)	$ 7,224	$ 34

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Opportunistic Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES — 32.9%

Automotive — 1.5%

American Credit Acceptance Receivables Trust, Ser 2016-3, Cl B
2.870%, 08/12/2022 (A)	$542	$542
American Credit Acceptance Receivables Trust, Ser 2017-3, Cl A
1.820%, 03/10/2020 (A)	110	110
AmeriCredit Automobile Receivables Trust, Ser 2014-1, Cl D
2.540%, 06/08/2020	750	750
AmeriCredit Automobile Receivables Trust, Ser 2015-3, Cl C
2.730%, 03/08/2021	625	625
AmeriCredit Automobile Receivables Trust, Ser 2016-3, Cl A3
1.460%, 05/10/2021	93	93
AmeriCredit Automobile Receivables Trust, Ser 2017-2, Cl A2A
1.650%, 09/18/2020	106	105
ARI Fleet Lease Trust, Ser 2017-A, Cl A2
1.910%, 04/15/2026 (A)	344	342
ARI Fleet Lease Trust, Ser 2018-A, Cl A2
2.550%, 10/15/2026 (A)	250	249
BMW Vehicle Lease Trust, Ser 2017-2, Cl A2A
1.800%, 02/20/2020	204	203
Canadian Pacer Auto Receivables Trust, Ser 2017-1A, Cl A2A
1.772%, 12/19/2019 (A)	194	194
CarMax Auto Owner Trust, Ser 2016-3, Cl C
2.200%, 06/15/2022	630	616
Chesapeake Funding II LLC, Ser 2017-2A, Cl A1
1.990%, 05/15/2029 (A)	417	413
Chesapeake Funding II LLC, Ser 2017-3A, Cl A2
2.403%, VAR ICE LIBOR USD 1 Month+0.340%, 08/15/2029 (A)	1,662	1,663
Chesapeake Funding II LLC, Ser 2017-4A, Cl A1
2.120%, 11/15/2029 (A)	3,767	3,727
CIG Auto Receivables Trust, Ser 2017-1A, Cl A
2.710%, 05/15/2023 (A)	168	167
CPS Auto Receivables Trust, Ser 2017-C, Cl A
1.780%, 09/15/2020 (A)	52	51
CPS Auto Receivables Trust, Ser 2017-D, Cl A
1.870%, 03/15/2021 (A)	138	137
CPS Auto Receivables Trust, Ser 2018-A, Cl A
2.160%, 05/17/2021 (A)	131	131
Credit Acceptance Auto Loan Trust, Ser 2017- 2A, Cl A
2.550%, 02/17/2026 (A)	660	654

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Credit Acceptance Auto Loan Trust, Ser 2017-3A, Cl A
2.650%, 06/15/2026 (A)	$290	$287
Drive Auto Receivables Trust, Ser 2018-1, Cl A2
2.230%, 04/15/2020	474	474
Enterprise Fleet Financing LLC, Ser 2016-2, Cl A2
1.740%, 02/22/2022 (A)	262	261
Enterprise Fleet Financing LLC, Ser 2017-2, Cl A2
1.970%, 01/20/2023 (A)	2,928	2,907
Enterprise Fleet Financing LLC, Ser 2017-3, Cl A2
2.130%, 05/22/2023 (A)	400	396
Exeter Automobile Receivables Trust, Ser 2017-3A, Cl A
2.050%, 12/15/2021 (A)	134	134
Exeter Automobile Receivables Trust, Ser 2018-1A, Cl A
2.210%, 05/17/2021 (A)	204	204
First Investors Auto Owner Trust, Ser 2017- 1A, Cl A1
1.690%, 04/15/2021 (A)	55	55
First Investors Auto Owner Trust, Ser 2017- 2A, Cl A1
1.860%, 10/15/2021 (A)	97	97
Flagship Credit Auto Trust, Ser 2017-2, Cl A
1.850%, 07/15/2021 (A)	203	202
Flagship Credit Auto Trust, Ser 2017-3, Cl A
1.880%, 10/15/2021 (A)	467	464
Flagship Credit Auto Trust, Ser 2018-3, Cl A
3.070%, 02/15/2023 (A)	285	285
GLS Auto Receivables Trust, Ser 2016-1A, Cl A
2.730%, 10/15/2020 (A)	10	10
GLS Auto Receivables Trust, Ser 2017-1A, Cl A2
2.670%, 04/15/2021 (A)	384	383
GLS Auto Receivables Trust, Ser 2018-1A, Cl A
2.820%, 07/15/2022 (A)	583	581
GM Financial Automobile Leasing Trust, Ser 2017-3, Cl A3
2.010%, 11/20/2020	200	198
GM Financial Consumer Automobile, Ser 2017-1A, Cl A2A
1.510%, 03/16/2020 (A)	157	157
Mercedes-Benz Auto Lease Trust, Ser 2018-A, Cl A2
2.200%, 04/15/2020	265	265
Prestige Auto Receivables Trust, Ser 2017-1A, Cl A3
2.050%, 10/15/2021 (A)	1,200	1,192

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust, Ser 2014-3, Cl D
2.650%, 08/17/2020	$2,382	$2,382
Santander Drive Auto Receivables Trust, Ser 2015-1, Cl C
2.570%, 04/15/2021	2,118	2,118
Santander Drive Auto Receivables Trust, Ser 2016-3, Cl C
2.460%, 03/15/2022	600	596
Santander Drive Auto Receivables Trust, Ser 2018-1, Cl A2
2.100%, 11/16/2020	182	182
Securitized Term Auto Receivables Trust, Ser 2017-2A, Cl A2A
1.775%, 01/27/2020 (A)	150	150
Skopos Auto Receivables Trust, Ser 2018-1A, Cl A
3.190%, 09/15/2021 (A)	390	390
Toyota Auto Receivables Owner Trust, Ser 2016-B, Cl A3
1.300%, 04/15/2020	60	60
United Auto Credit Securitization Trust, Ser 2018-1, Cl B
2.760%, 10/13/2020 (A)	345	344
Westlake Automobile Receivables Trust, Ser 2016-2A, Cl B
2.300%, 11/15/2019 (A)	67	66
Westlake Automobile Receivables Trust, Ser 2017-1A, Cl A2
1.780%, 04/15/2020 (A)	65	65
Westlake Automobile Receivables Trust, Ser 2018-1A, Cl A2B
2.313%, VAR ICE LIBOR USD 1 Month+0.250%, 12/15/2020 (A)	554	554
Westlake Automobile Receivables Trust, Ser 2018-3A, Cl A2A
2.980%, 01/18/2022 (A)	110	110
Wheels SPV 2 LLC, Ser 2016-1A, Cl A2
1.590%, 05/20/2025 (A)	716	714

		27,055

Credit Cards — 1.2%

American Express Credit Account Master Trust, Ser 2017-4, Cl A
1.640%, 12/15/2021	1,375	1,366
American Express Credit Account Master Trust, Ser 2017-5, Cl A
2.443%, VAR ICE LIBOR USD 1 Month+0.380%, 02/18/2025	1,500	1,508
Cabela’s Credit Card Master Note Trust, Ser 2016-1, Cl A1
1.780%, 06/15/2022	640	635

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Cabela’s Credit Card Master Note Trust, Ser 2016-1, Cl A2
2.913%, VAR ICE LIBOR USD 1 Month+0.850%, 06/15/2022	$2,000	$2,010
Capital One Multi-Asset Execution Trust, Ser 2015-A3, Cl A3
2.463%, VAR ICE LIBOR USD 1 Month+0.400%, 03/15/2023	2,500	2,510
Capital One Multi-Asset Execution Trust, Ser 2018-A2, Cl A2
2.413%, VAR ICE LIBOR USD 1 Month+0.350%, 03/16/2026	2,000	2,003
Discover Card Execution Note Trust, Ser 2017-A1, Cl A1
2.553%, VAR ICE LIBOR USD 1 Month+0.490%, 07/15/2024	5,100	5,145
Discover Card Execution Note Trust, Ser 2018-A2, Cl A2
2.393%, VAR ICE LIBOR USD 1 Month+0.330%, 08/15/2025	5,000	4,994
Master Credit Card Trust II, Ser 2018-1A, Cl A
2.559%, VAR LIBOR USD 1 Month+0.490%, 07/22/2024 (A)	295	295

		20,466

Mortgage Related Securities — 3.9%

ABFC Trust, Ser 2002-NC1, Cl M1
3.085%, VAR ICE LIBOR USD 1 Month+1.020%, 03/25/2032	3,677	3,684
ABFC Trust, Ser 2004-OPT5, Cl M1
3.190%, VAR ICE LIBOR USD 1 Month+1.125%, 03/25/2034	100	92
ABFC Trust, Ser 2005-OPT1, Cl M1
2.755%, VAR ICE LIBOR USD 1 Month+0.690%, 07/25/2035	2,119	2,119
ABFC Trust, Ser 2005-WF1, Cl M1
2.605%, VAR ICE LIBOR USD 1 Month+0.540%, 11/25/2034	3,005	3,004
Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
2.745%, VAR ICE LIBOR USD 1 Month+0.680%, 01/25/2035	57	57
Accredited Mortgage Loan Trust, Ser 2005-2, Cl M2
2.725%, VAR ICE LIBOR USD 1 Month+0.660%, 07/25/2035	1,305	1,307
Accredited Mortgage Loan Trust, Ser 2006-2, Cl A4
2.325%, VAR ICE LIBOR USD 1 Month+0.260%, 09/25/2036	6,841	6,653

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Accredited Mortgage Loan Trust, Ser 2006-2, Cl M1
2.335%, VAR ICE LIBOR USD 1 Month+0.270%, 09/25/2036	$1,230	$1,003
ACE Securities Home Equity Loan Trust, Ser 2005-SD1, Cl M2
3.940%, VAR ICE LIBOR USD 1 Month+1.875%, 11/25/2050	3,026	3,008
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2004-3, Cl M1
2.965%, VAR ICE LIBOR USD 1 Month+0.900%, 09/25/2034	2,590	2,615
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2004-4, Cl A1
2.785%, VAR ICE LIBOR USD 1 Month+0.720%, 10/25/2034	126	126
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2005-3, Cl M1
2.535%, VAR ICE LIBOR USD 1 Month+0.470%, 08/25/2035	480	480
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2005-4, Cl M1
2.515%, VAR ICE LIBOR USD 1 Month+0.450%, 10/25/2035	2,817	2,825
Ajax Mortgage Loan Trust, Ser 2017-B, Cl A
3.163%, 09/25/2056 (A)(B)	554	543
Argent Securities Asset-Backed Pass-Through Certificates, Ser 2004-W7, Cl M3
3.145%, VAR ICE LIBOR USD 1 Month+1.080%, 05/25/2034	1,484	1,501
Asset Backed Securities Home Equity Loan Trust, Ser 2004-HE1, Cl M1
3.113%, VAR ICE LIBOR USD 1 Month+1.050%, 01/15/2034	2,987	2,977
Asset-Backed Securities Home Equity Loan Trust, Ser 2003-HE7, Cl M1
3.038%, VAR ICE LIBOR USD 1 Month+0.975%, 12/15/2033	844	844
Countrywide Asset-Backed Certificates, Ser 2006-S8, Cl A3
5.555%, 04/25/2036 (B)	103	103
GMACM Home Equity Loan Trust, Ser 2007- HE2, Cl A2
6.054%, 12/25/2037 (B)	1,069	1,044
GMACM Home Equity Loan Trust, Ser 2007- HE2, Cl A3
6.193%, 12/25/2037 (B)	398	389

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
GSAA Home Equity Trust, Ser 2005-11, Cl 2A2
2.385%, VAR ICE LIBOR USD 1 Month+0.320%, 10/25/2035	$1,760	$1,724
Home Equity Asset Trust, Ser 2004-1, Cl M1
3.010%, VAR ICE LIBOR USD 1 Month+0.945%, 06/25/2034	4,443	4,430
Home Equity Asset Trust, Ser 2005-5, Cl M2
2.830%, VAR ICE LIBOR USD 1 Month+0.765%, 11/25/2035	2,020	2,025
Home Equity Asset Trust, Ser 2005-7, Cl M1
2.515%, VAR ICE LIBOR USD 1 Month+0.450%, 01/25/2036	3,708	3,721
Home Equity Asset Trust, Ser 2005-8, Cl M1
2.495%, VAR ICE LIBOR USD 1 Month+0.430%, 02/25/2036	2,514	2,520
Home Equity Asset Trust, Ser 2006-3, Cl M1
2.455%, VAR ICE LIBOR USD 1 Month+0.390%, 07/25/2036	4,060	4,024
Home Equity Mortgage Loan Asset-Backed Trust, Ser 2005-C, Cl AII3
2.435%, VAR ICE LIBOR USD 1 Month+0.370%, 10/25/2035	340	340
Irwin Home Equity Loan Trust, Ser 2006-1, Cl 2A3
6.270%, 09/25/2035 (A)	2,045	2,074
New Century Home Equity Loan Trust, Ser 2005-4, Cl M2
2.575%, VAR ICE LIBOR USD 1 Month+0.510%, 09/25/2035	4,411	4,400
New Century Home Equity Loan Trust, Ser 2005-C, Cl A2C
2.315%, VAR ICE LIBOR USD 1 Month+0.250%, 12/25/2035	1,552	1,551
NovaStar Mortgage Funding Trust, Ser 2004- 4, Cl M5
3.790%, VAR ICE LIBOR USD 1 Month+1.725%, 03/25/2035	2,271	2,298
Option One Mortgage Loan Trust, Ser 2003- 4, Cl A1
2.705%, VAR ICE LIBOR USD 1 Month+0.640%, 07/25/2033	1,463	1,449
Option One Mortgage Loan Trust, Ser 2006- 3, Cl 2A2
2.165%, VAR ICE LIBOR USD 1 Month+0.100%, 02/25/2037	471	297
RASC Trust, Ser 2005-EMX3, Cl M3
2.525%, VAR ICE LIBOR USD 1 Month+0.460%, 09/25/2035	1,796	1,799
Terwin Mortgage Trust, Ser 2005-7SL, Cl M1
2.755%, VAR ICE LIBOR USD 1 Month+0.690%, 07/25/2035 (A)	95	95

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Terwin Mortgage Trust, Ser 2006-1, Cl 1A3
2.445%, VAR ICE LIBOR USD 1 Month+0.380%, 01/25/2037 (A)	$1,413	$1,418

		68,539

Non-Agency Mortgage-Backed Obligations — 3.6%

Adjustable Rate Mortgage Trust, Ser 2005-1, Cl 5M1
3.115%, VAR ICE LIBOR USD 1 Month+1.050%, 05/25/2035	4,399	4,412
Alternative Loan Trust, Ser 2007-8CB, Cl A5
2.565%, VAR ICE LIBOR USD 1 Month+0.500%, 05/25/2037	3,911	2,788
Bayview Commercial Asset Trust, Ser 2003- 2, Cl A
2.935%, VAR LIBOR USD 1 Month+0.870%, 12/25/2033 (A)	1,132	1,093
Bayview Commercial Asset Trust, Ser 2004-1, Cl A
2.605%, VAR LIBOR USD 1 Month+0.540%, 04/25/2034 (A)	5,446	5,368
Bayview Commercial Asset Trust, Ser 2004- 3, Cl A1
2.620%, VAR LIBOR USD 1 Month+0.555%, 01/25/2035 (A)	3,361	3,314
Bayview Commercial Asset Trust, Ser 2004- 3, Cl M2
3.565%, VAR LIBOR USD 1 Month+1.500%, 01/25/2035 (A)	263	259
Bayview Commercial Asset Trust, Ser 2005- 1A, Cl A2
2.415%, VAR LIBOR USD 1 Month+0.350%, 04/25/2035 (A)	1,922	1,871
Bayview Commercial Asset Trust, Ser 2005- 3A, Cl M5
2.705%, VAR LIBOR USD 1 Month+0.640%, 11/25/2035 (A)	1,055	999
Bayview Commercial Asset Trust, Ser 2006- 2A, Cl A1
2.295%, VAR LIBOR USD 1 Month+0.230%, 07/25/2036 (A)	1,052	1,016
Bayview Commercial Asset Trust, Ser 2006- 2A, Cl A2
2.345%, VAR LIBOR USD 1 Month+0.280%, 07/25/2036 (A)	1,803	1,748
Bayview Commercial Asset Trust, Ser 2006- 4A, Cl A1
2.295%, VAR LIBOR USD 1 Month+0.230%, 12/25/2036 (A)	843	811

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Bayview Commercial Asset Trust, Ser 2007-1, Cl A1
2.285%, VAR LIBOR USD 1 Month+0.220%, 03/25/2037 (A)	$1,824	$1,741
Bayview Commercial Asset Trust, Ser 2007-1, Cl A2
2.335%, VAR LIBOR USD 1 Month+0.270%, 03/25/2037 (A)	684	636
Bayview Opportunity Master Fund IIIa Trust, Ser 2017-RN7, Cl A1
3.105%, 09/28/2032 (A)	10	10
Bayview Opportunity Master Fund IIIa Trust, Ser 2017-RN8, Cl A1
3.352%, 11/28/2032 (A)	276	274
Bayview Opportunity Master Fund IVa Trust, Ser 2017-RT1, Cl A1
3.000%, 03/28/2057 (A)(B)	2,850	2,797
Bayview Opportunity Master Fund IVb Trust, Ser 2017-RT6, Cl A
3.500%, 10/28/2057 (A)(B)	900	894
CGDBB Commercial Mortgage Trust, Ser 2017-BIOC, Cl B
3.033%, VAR LIBOR USD 1 Month+0.970%, 07/15/2032 (A)	2,400	2,400
CGDBB Commercial Mortgage Trust, Ser 2017-BIOC, Cl D
3.663%, VAR LIBOR USD 1 Month+1.600%, 07/15/2032 (A)	2,500	2,501
CLNS Trust, Ser 2017-IKPR, Cl C
3.167%, VAR LIBOR USD 1 Month+1.100%, 06/11/2032 (A)	4,000	4,010
COLT Mortgage Loan Trust, Ser 2016-2, Cl A1
2.750%, 09/25/2046 (A)(B)	362	361
COLT Mortgage Loan Trust, Ser 2017-1, Cl A2
2.819%, 05/27/2047 (A)(B)	865	859
GE Capital Commercial Mortgage, Ser 2005- C4, Cl AJ
5.938%, 11/10/2045 (B)	1,567	1,583
Great Wolf Trust, Ser 2017-WOLF, Cl C
3.533%, VAR LIBOR USD 1 Month+1.320%, 09/15/2034 (A)	5,000	5,005
HMH Trust, Ser 2017-NSS, Cl E
6.292%, 07/05/2031 (A)	3,613	3,490
Homeward Opportunities Fund I Trust, Ser 2018-1, Cl A1
3.766%, 06/25/2048 (A)(B)	1,956	1,955
Hyatt Hotel Portfolio Trust, Ser 2017-HYT2, Cl B
3.019%, VAR LIBOR USD 1 Month+0.957%, 08/09/2032 (A)	3,000	2,998

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Hyatt Hotel Portfolio Trust, Ser 2017-HYT2, Cl D
3.917%, VAR LIBOR USD 1 Month+1.854%, 08/09/2032 (A)	$3,381	$3,387
IndyMac INDX Mortgage Loan Trust, Ser 2007-FLX3, Cl A1
2.305%, VAR ICE LIBOR USD 1 Month+0.240%, 06/25/2037	740	726
Starwood Mortgage Residential Trust, Ser 2018-IMC1, Cl A1
3.793%, 03/25/2048 (A)(B)	3,000	3,000
Stonemont Portfolio Trust, Ser 2017-MONT, Cl B
3.177%, VAR LIBOR USD 1 Month+1.100%, 08/20/2030 (A)	1,441	1,441

		63,747

Other Asset-Backed Securities — 22.7%

Academic Loan Funding Trust, Ser 2012-1A, Cl A2
3.165%, VAR ICE LIBOR USD 1 Month+1.100%, 12/27/2044 (A)	2,041	2,056
AccessLex Institute, Ser 2005-1, Cl A4
2.542%, VAR ICE LIBOR USD 3 Month+0.210%, 06/22/2037	1,500	1,450
Ameriquest Mortgage Securities Asset-Backed Pass-Through Certificates, Ser 2004-R2, Cl A1A
2.755%, VAR ICE LIBOR USD 1 Month+0.690%, 04/25/2034	1,407	1,411
Ameriquest Mortgage Securities Asset-Backed Pass-Through Certificates, Ser 2005-R11, Cl M1
2.515%, VAR ICE LIBOR USD 1 Month+0.450%, 01/25/2036	3,310	3,308
Ameriquest Mortgage Securities Asset-Backed Pass-Through Certificates, Ser 2005-R7, Cl M2
2.565%, VAR ICE LIBOR USD 1 Month+0.500%, 09/25/2035	2,125	2,134
Ameriquest Mortgage Securities Asset-Backed Pass-Through Certificates, Ser 2005-R9, Cl AF6
5.325%, 11/25/2035	13	13
AMMC CLO, Ser 2016-19A, Cl C
5.139%, VAR ICE LIBOR USD 3 Month+2.800%, 10/15/2028 (A)	1,500	1,502
AMMC CLO, Ser 2017-16A, Cl CR
4.689%, VAR ICE LIBOR USD 3 Month+2.350%, 04/14/2029 (A)	2,500	2,498

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Apidos CLO XII, Ser 2018-12A, Cl AR
3.419%, VAR ICE LIBOR USD 3 Month+1.080%, 04/15/2031 (A)	$725	$724
Apidos CLO XVII, Ser 2016-17A, Cl A1R
3.646%, VAR ICE LIBOR USD 3 Month+1.310%, 04/17/2026 (A)	642	642
Ares XXIX CLO, Ser 2017-1A, Cl A1R
3.526%, VAR ICE LIBOR USD 3 Month+1.190%, 04/17/2026 (A)	2,349	2,348
Argent Securities, Ser 2006-W2, Cl A2B
2.255%, VAR ICE LIBOR USD 1 Month+0.190%, 03/25/2036	1,205	735
Atrium XI, Ser 2017-11A, Cl A2R
3.487%, VAR ICE LIBOR USD 3 Month+1.140%, 10/23/2025 (A)	4,704	4,705
Atrium XI, Ser 2017-11A, Cl BR
3.847%, VAR ICE LIBOR USD 3 Month+1.500%, 10/23/2025 (A)	1,500	1,497
Avery Point IV CLO, Ser 2017-1A, Cl AR
3.435%, VAR ICE LIBOR USD 3 Month+1.100%, 04/25/2026 (A)	545	545
Battalion CLO X, Ser 2016-10A, Cl C
6.592%, VAR ICE LIBOR USD 3 Month+4.250%, 01/24/2029 (A)	2,000	2,006
Black Diamond CLO, Ser 2017-1A, Cl A1A
3.632%, VAR ICE LIBOR USD 3 Month+1.290%, 04/24/2029 (A)	2,000	2,005
BlueMountain CLO, Ser 2016-4A, Cl A1R
3.668%, VAR ICE LIBOR USD 3 Month+1.350%, 11/30/2026 (A)	4,137	4,135
BlueMountain CLO, Ser 2017-2A, Cl A1R
3.527%, VAR ICE LIBOR USD 3 Month+1.180%, 10/22/2030 (A)	2,425	2,429
BlueMountain CLO, Ser 2018-2A, Cl A
3.369%, VAR ICE LIBOR USD 3 Month+1.110%, 08/15/2031 (A)	3,500	3,500
Bravo Mortgage Asset Trust, Ser 2006-1A, Cl A2
2.305%, VAR ICE LIBOR USD 1 Month+0.240%, 07/25/2036 (A)	551	549
Brazos, Student Finance, Ser 2010-1, Cl A1
3.235%, VAR ICE LIBOR USD 3 Month+0.900%, 06/25/2035	1,494	1,500
Carlyle Global Market Strategies CLO, Ser 2018-1A, Cl A1R2
3.306%, VAR ICE LIBOR USD 3 Month+0.970%, 04/17/2031 (A)	650	646
Cedar Funding VI CLO, Ser 2016-6A, Cl A1
3.818%, VAR ICE LIBOR USD 3 Month+1.470%, 10/20/2028 (A)	3,500	3,501

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Cent CLO, Ser 2017-20A, Cl AR
3.435%, VAR ICE LIBOR USD 3 Month+1.100%, 01/25/2026 (A)	$1,098	$1,098
CIFC Funding, Ser 2017-1A, Cl A1R
3.589%, VAR ICE LIBOR USD 3 Month+1.250%, 07/16/2030 (A)	500	503
CIFC Funding, Ser 2017-3A, Cl C1R
4.247%, VAR ICE LIBOR USD 3 Month+1.900%, 07/22/2026 (A)	5,000	4,992
CIT Mortgage Loan Trust, Ser 2007-1, Cl 1A
3.415%, VAR ICE LIBOR USD 1 Month+1.350%, 10/25/2037 (A)	1,224	1,233
CLUB Credit Trust, Ser 2017-P2, Cl A
2.610%, 01/15/2024 (A)	362	360
CNH Equipment Trust, Ser 2016-C, Cl A2
1.260%, 02/18/2020	19	19
Conn’s Receivables Funding LLC, Ser 2017-B, Cl A
2.730%, 07/15/2020 (A)	47	47
Conseco Finance, Ser 1995-6, Cl B1
7.700%, 09/15/2026	151	152
Conseco Finance, Ser 1997-8, Cl A
6.780%, 10/15/2027	164	165
Credit-Based Asset Servicing & Securitization LLC, Ser 2005-CB7, Cl M1
2.680%, VAR ICE LIBOR USD 1 Month+0.615%, 11/25/2035	3,250	3,241
Crestline Denali CLO XIV, Ser 2016-1A, Cl A
3.917%, VAR ICE LIBOR USD 3 Month+1.570%, 10/23/2028 (A)	2,000	2,001
Crown Point CLO II, Ser 2017-2A, Cl B1LR
5.139%, VAR ICE LIBOR USD 3 Month+2.800%, 12/31/2023 (A)	1,000	998
CWABS Asset-Backed Certificates Trust, Ser 2004-10, Cl MV3
3.190%, VAR ICE LIBOR USD 1 Month+1.125%, 12/25/2034	3,442	3,496
CWABS Asset-Backed Certificates Trust, Ser 2004-5, Cl 2A
2.565%, VAR ICE LIBOR USD 1 Month+0.500%, 10/25/2034	2,712	2,665
CWABS Asset-Backed Certificates Trust, Ser 2004-5, Cl 3A
2.525%, VAR ICE LIBOR USD 1 Month+0.460%, 09/25/2034	5	5
CWABS Asset-Backed Certificates Trust, Ser 2005-3, Cl MV5
3.070%, VAR ICE LIBOR USD 1 Month+1.005%, 08/25/2035	2,960	2,986

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
CWABS Asset-Backed Certificates Trust, Ser 2006-11, Cl 3AV2
2.225%, VAR ICE LIBOR USD 1 Month+0.160%, 09/25/2046	$2,802	$2,756
CWHEQ Revolving Home Equity Loan Trust, Ser 2006-I, Cl 2A
2.203%, VAR ICE LIBOR USD 1 Month+0.140%, 01/15/2037	2,303	2,176
DLL Securitization Trust, Ser 2017-A, Cl A2
1.890%, 07/15/2020 (A)	292	291
Domino’s Pizza Master Issuer LLC, Ser 2017- 1A, Cl A2I
3.585%, VAR ICE LIBOR USD 3 Month+1.250%, 07/25/2047 (A)	3,960	3,978
Dryden Senior Loan Fund, Ser 2017-37A, Cl AR
3.439%, VAR ICE LIBOR USD 3 Month+1.100%, 01/15/2031 (A)	4,360	4,363
Dryden Senior Loan Fund, Ser 2018-41A, Cl AR
3.309%, VAR ICE LIBOR USD 3 Month+0.970%, 04/15/2031 (A)	3,000	2,978
Dryden XXVIII Senior Loan Fund, Ser 2017- 28A, Cl A1LR
3.514%, VAR ICE LIBOR USD 3 Month+1.200%, 08/15/2030 (A)	5,672	5,674
ECAF I, Ser 2015-1A, Cl A1
3.473%, 06/15/2040 (A)	817	811
Educational Funding of the South, Ser 2011- 1, Cl A2
2.985%, VAR ICE LIBOR USD 3 Month+0.650%, 04/25/2035	382	382
Elara HGV Timeshare Issuer, Ser 2017-A, Cl A
2.690%, 03/25/2030 (A)	1,638	1,606
Encore Credit Receivables Trust, Ser 2005-3, Cl M2
2.800%, VAR ICE LIBOR USD 1 Month+0.735%, 10/25/2035	142	142
Encore Credit Receivables Trust, Ser 2005-3, Cl M3
2.830%, VAR ICE LIBOR USD 1 Month+0.765%, 10/25/2035	2,600	2,612
Encore Credit Receivables Trust, Ser 2005-4, Cl M2
2.505%, VAR ICE LIBOR USD 1 Month+0.440%, 01/25/2036	3,022	3,016
Engs Commercial Finance Trust, Ser 2018- 1A, Cl A1
2.970%, 02/22/2021 (A)	259	258
FFMLT Trust, Ser 2005-FF8, Cl M1
2.800%, VAR ICE LIBOR USD 1 Month+0.735%, 09/25/2035	1,762	1,769

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Finance of America Structured Securities Trust, Ser 2017-HB1, Cl A
2.321%, 11/25/2027 (A)(B)	$220	$219
First Franklin Mortgage Loan Trust, Ser 2004-FF11, Cl M2
2.890%, VAR ICE LIBOR USD 1 Month+0.825%, 01/25/2035	2,004	2,012
First Franklin Mortgage Loan Trust, Ser 2005-FF3, Cl M4
2.965%, VAR ICE LIBOR USD 1 Month+0.900%, 04/25/2035	2,787	2,796
First Franklin Mortgage Loan Trust, Ser 2005-FF3, Cl M5
3.040%, VAR ICE LIBOR USD 1 Month+0.975%, 04/25/2035	7,609	7,605
First Franklin Mortgage Loan Trust, Ser 2006-FFA, Cl A3
2.305%, VAR ICE LIBOR USD 1 Month+0.240%, 09/25/2026	195	102
First Franklin Mortgage Loan Trust, Ser 2006-FFB, Cl A2
2.325%, VAR ICE LIBOR USD 1 Month+0.260%, 12/25/2026	55	31
Ford Credit Floorplan Master Owner Trust A, Ser 2016-3, Cl B
1.750%, 07/15/2021	365	361
Ford Credit Floorplan Master Owner Trust A, Ser 2016-5, Cl A1
1.950%, 11/15/2021	600	593
Ford Credit Floorplan Master Owner Trust A, Ser 2016-5, Cl B
2.160%, 11/15/2021	325	321
Fremont Home Loan Trust, Ser 2004-D, Cl M1
2.935%, VAR ICE LIBOR USD 1 Month+0.870%, 11/25/2034	1,118	1,112
GCO Education Loan Funding Trust, Ser 2006-1, Cl A9L
2.471%, VAR ICE LIBOR USD 3 Month+0.160%, 05/25/2026	6,000	5,972
Goal Capital Funding Trust, Ser 2005-2, Cl A4
2.511%, VAR ICE LIBOR USD 3 Month+0.200%, 08/25/2044	2,000	1,966
Grayson CLO, Ser 2006-1A, Cl C
3.893%, VAR ICE LIBOR USD 3 Month+1.550%, 11/01/2021 (A)(C)	5,424	5,393
Greenpoint Manufactured Housing, Ser 1999- 5, Cl M1A
8.300%, 10/15/2026 (B)	972	1,034
Greenpoint Manufactured Housing, Ser 2000-4, Cl A3
4.069%, VAR ICE LIBOR USD 1 Month+2.000%, 08/21/2031	2,850	2,727

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Greenwood Park CLO Ltd., Ser 2018-1A, Cl A2
3.035%, VAR ICE LIBOR USD 3 Month+1.010%, 04/15/2031 (A)	$1,367	$1,369
GSAMP Trust, Ser 2005-HE6, Cl M1
2.505%, VAR ICE LIBOR USD 1 Month+0.440%, 11/25/2035	152	152
GSAMP Trust, Ser 2005-SEA2, Cl M1
2.585%, VAR ICE LIBOR USD 1 Month+0.520%, 01/25/2045 (A)	1,644	1,640
Higher Education Funding I, Ser 2005-1, Cl A5
2.471%, VAR ICE LIBOR USD 3 Month+0.160%, 02/25/2032	3,047	3,044
Hilton Grand Vacations Trust, Ser 2014-AA, Cl A
1.770%, 11/25/2026 (A)	1,208	1,189
Hilton Orlando Trust, Ser 2018-ORL, Cl B
3.113%, VAR LIBOR USD 1 Month+1.050%, 12/15/2034 (A)	2,900	2,900
Hilton USA Trust, Ser 2016-HHV, Cl D
4.333%, 11/05/2038 (A)(B)	3,910	3,844
Home Partners of America Trust, Ser 2017-1, Cl A
2.877%, VAR LIBOR USD 1 Month+0.817%, 07/17/2034 (A)	5,542	5,543
Home Partners of America Trust, Ser 2017-1, Cl B
3.410%, VAR LIBOR USD 1 Month+1.350%, 07/17/2034 (A)	2,250	2,254
Home Partners of America Trust, Ser 2018-1, Cl A
2.960%, VAR LIBOR USD 1 Month+0.900%, 07/17/2037 (A)	2,934	2,930
HSI Asset Securitization Trust, Ser 2005-I1, Cl 2A3
2.355%, VAR ICE LIBOR USD 1 Month+0.290%, 11/25/2035	198	197
Invitation Homes Trust, Ser 2017-SFR2, Cl B
3.210%, VAR LIBOR USD 1 Month+1.150%, 12/17/2036 (A)	1,000	1,002
Invitation Homes Trust, Ser 2018-SFR1, Cl C
3.310%, VAR LIBOR USD 1 Month+1.250%, 03/17/2037 (A)	2,000	2,009
Invitation Homes Trust, Ser 2018-SFR3, Cl C
3.360%, VAR LIBOR USD 1 Month+1.300%, 07/17/2037 (A)	2,000	2,005
Iowa State Student Loan Liquidity, Ser 2011- 1, Cl A
3.585%, VAR ICE LIBOR USD 3 Month+1.250%, 06/25/2042	463	472

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
KKR CLO, Ser 2018-21, Cl A
3.345%, VAR ICE LIBOR USD 3 Month+1.000%, 04/15/2031 (A)	$580	$577
KVK CLO, Ser 2014-2A, Cl D
6.089%, VAR ICE LIBOR USD 3 Month+3.750%, 07/15/2026 (A)	1,000	999
KVK CLO, Ser 2017-2A, Cl CR
4.889%, VAR ICE LIBOR USD 3 Month+2.550%, 07/15/2026 (A)	1,250	1,249
LCM XXV, Ser 2017-25A, Cl A
3.558%, VAR ICE LIBOR USD 3 Month+1.210%, 07/20/2030 (A)	3,828	3,832
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A3
4.350%, 04/15/2040	201	202
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A4
5.270%, 04/15/2040	28	28
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A6
6.467%, 04/15/2040 (B)	60	60
Long Beach Mortgage Loan Trust, Ser 2004- 1, Cl M1
2.815%, VAR ICE LIBOR USD 1 Month+0.750%, 02/25/2034	1,374	1,376
Madison Park Funding XII, Ser 2017-12A, Cl AR
3.608%, VAR ICE LIBOR USD 3 Month+1.260%, 07/20/2026 (A)	300	300
Madison Park Funding XVIII, Ser 2017-18A, Cl A1R
3.537%, VAR ICE LIBOR USD 3 Month+1.190%, 10/21/2030 (A)	13,000	13,016
Madison Park Funding XXX, Ser 2018-30A, Cl A
3.089%, VAR ICE LIBOR USD 3 Month+0.750%, 04/15/2029 (A)	1,000	986
Magnetite VIII, Ser 2018-8A, Cl AR2
3.319%, VAR ICE LIBOR USD 3 Month+0.980%, 04/15/2031 (A)	780	776
Marlette Funding Trust, Ser 2017-3A, Cl A
2.360%, 12/15/2024 (A)	202	201
Marlette Funding Trust, Ser 2018-1A, Cl A
2.610%, 03/15/2028 (A)	288	287
Master Asset-Backed Securities Trust, Ser 2005-WF1, Cl M2
2.710%, VAR ICE LIBOR USD 1 Month+0.645%, 06/25/2035	746	746
Master Asset-Backed Securities Trust, Ser 2006-NC3, Cl A3
2.165%, VAR ICE LIBOR USD 1 Month+0.100%, 10/25/2036	2,629	1,698

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Michigan Finance Authority, Ser 2015-1, Cl A1
2.815%, VAR ICE LIBOR USD 1 Month+0.750%, 04/29/2030	$3,112	$3,116
Mid-State Capital Trust, Ser 2004-1, Cl M1
6.497%, 08/15/2037	883	952
Mill City Mortgage Loan Trust, Ser 2017-3, Cl A1
2.750%, 01/25/2061 (A)(B)	657	644
MMAF Equipment Finance LLC, Ser 2017-AA, Cl A2
1.730%, 05/18/2020 (A)	100	99
MMAF Equipment Finance LLC, Ser 2017-B, Cl A2
1.930%, 10/15/2020 (A)	566	563
Morgan Stanley Asset-Backed Security Capital I Trust, Ser 2005-WMC2, Cl M2
2.710%, VAR ICE LIBOR USD 1 Month+0.645%, 02/25/2035	67	67
Morgan Stanley Asset-Backed Security Capital I Trust, Ser 2006-HE8, Cl A2B
2.165%, VAR ICE LIBOR USD 1 Month+0.100%, 10/25/2036	2,498	1,561
Morgan Stanley Capital I Trust, Ser 2004-HE7, Cl M1
2.965%, VAR ICE LIBOR USD 1 Month+0.900%, 08/25/2034	2,905	2,937
Morgan Stanley Capital I Trust, Ser 2006-T23, Cl D
6.317%, 08/12/2041 (A)(B)	2,000	2,060
Morgan Stanley Capital I Trust, Ser 2007-T25, Cl AJ
5.574%, 11/12/2049 (B)	3,048	3,077
Morgan Stanley Capital I Trust, Ser 2017-CLS, Cl D
3.463%, VAR LIBOR USD 1 Month+1.400%, 11/15/2034 (A)	3,400	3,402
Morgan Stanley Capital I Trust, Ser 2018-BOP, Cl E
4.050%, VAR LIBOR USD 1 Month+1.950%, 06/15/2035 (A)	3,442	3,442
Morgan Stanley Capital I Trust, Ser 2018-SUN, Cl A
2.963%, VAR LIBOR USD 1 Month+0.900%, 07/15/2035 (A)	3,000	2,999
Morgan Stanley Dean Witter Capital I Trust, Ser 2002-AM3, Cl M1
3.490%, VAR ICE LIBOR USD 1 Month+1.425%, 02/25/2033	17	17
Morgan Stanley Dean Witter Capital I Trust, Ser 2002-HE2, Cl A1
2.925%, VAR ICE LIBOR USD 1 Month+0.860%, 08/25/2032 (A)	3,234	3,209

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Morgan Stanley Dean Witter Capital I Trust, Ser 2003-NC4, Cl M2
5.065%, VAR ICE LIBOR USD 1 Month+3.000%, 04/25/2033	$15	$15
MP CLO VII, Ser 2017-1A, Cl A1R
3.173%, VAR ICE LIBOR USD 3 Month+0.840%, 04/18/2027 (A)	1,625	1,625
MVW Owner Trust, Ser 2014-1A, Cl A
2.250%, 09/22/2031 (A)	1,930	1,889
MVW Owner Trust, Ser 2015-1A, Cl A
2.520%, 12/20/2032 (A)	2,697	2,647
Nationstar HECM Loan Trust, Ser 2006-B, Cl AV4
2.345%, VAR ICE LIBOR USD 1 Month+0.280%, 09/25/2036	3,121	3,112
Nationstar HECM Loan Trust, Ser 2017-1A, Cl A
1.968%, 05/25/2027 (A)	124	124
Nationstar HECM Loan Trust, Ser 2017-2A, Cl A1
2.038%, 09/25/2027 (A)(B)	204	202
Nationstar HECM Loan Trust, Ser 2018-1A, Cl A
2.760%, 02/25/2028 (A)(B)	239	239
Nationstar HECM Loan Trust, Ser 2018-2A, Cl A
3.188%, 07/25/2028 (A)(B)	167	167
Navient Student Loan Trust, Ser 2016-6A, Cl A1
2.545%, VAR ICE LIBOR USD 1 Month+0.480%, 03/25/2066 (A)	70	70
Nelnet Student Loan Trust, Ser 2013-1, Cl A6
2.760%, VAR ICE LIBOR USD 3 Month+0.450%, 08/23/2036 (A)	1,357	1,336
Nelnet Student Loan Trust, Ser 2018-2, Cl A6
2.715%, VAR ICE LIBOR USD 3 Month+0.380%, 04/25/2031 (A)	4,844	4,848
Newcastle Mortgage Securities Trust, Ser 2006-1, Cl M3
2.455%, VAR ICE LIBOR USD 1 Month+0.390%, 03/25/2036	5,593	5,449
NextGear Floorplan Master Owner Trust, Ser 2018-1A, Cl A1
2.713%, VAR LIBOR USD 1 Month+0.640%, 02/15/2023 (A)	1,500	1,502
NRZ Excess Spread-Collateralized Notes, Ser 2018-PLS1, Cl A
3.193%, 01/25/2023 (A)	3,859	3,847
NRZ Excess Spread-Collateralized Notes, Ser 2018-PLS2, Cl A
3.265%, 02/25/2023 (A)	2,906	2,895

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
NYCTL Trust, Ser 2017-A, Cl A
1.870%, 11/10/2030 (A)	$250	$247
Oak Hill Credit Partners X, Ser 2017-10A, Cl AR
3.478%, VAR ICE LIBOR USD 3 Month+1.130%, 07/20/2026 (A)	725	725
OCP CLO, Ser 2016-2A, Cl A1R
3.710%, VAR ICE LIBOR USD 3 Month+1.400%, 11/22/2025 (A)	433	434
OCP CLO, Ser 2017-8A, Cl A1R
3.186%, VAR ICE LIBOR USD 3 Month+0.850%, 04/17/2027 (A)	1,100	1,097
Octagon Investment Partners XX, Ser 2017- 1A, Cl AR
3.468%, VAR ICE LIBOR USD 3 Month+1.130%, 08/12/2026 (A)	10,955	10,968
Octagon Investment Partners XXI, Ser 2016- 1A, Cl A2R
4.219%, VAR ICE LIBOR USD 3 Month+1.900%, 11/14/2026 (A)	1,000	1,000
Octagon Loan Funding, Ser 2017-1A, Cl A1R
3.462%, VAR ICE LIBOR USD 3 Month+1.140%, 11/18/2026 (A)	985	985
OCTR, Ser 2013-4A
3.238%, 08/13/2025	2,499	2,502
OneMain Financial Issuance Trust, Ser 2016-1A, Cl B
4.570%, 02/20/2029 (A)	240	243
OZLM XII, Ser 2015-12A, Cl A1
3.789%, VAR ICE LIBOR USD 3 Month+1.450%, 04/30/2027 (A)	505	505
Palmer Square CLO, Ser 2017-2A, Cl A1AR
3.556%, VAR ICE LIBOR USD 3 Month+1.220%, 10/17/2027 (A)	8,500	8,497
Park Place Securities Asset-Backed Pass-Through Certificates, Ser 2005-WHQ1, Cl M4
3.145%, VAR ICE LIBOR USD 1 Month+1.080%, 03/25/2035	2,300	2,309
Park Place Securities Asset-Backed Pass-Through Certificates, Ser 2005-WHQ1, Cl M5
3.190%, VAR ICE LIBOR USD 1 Month+1.125%, 03/25/2035	4,242	4,262
Popular ABS Mortgage Pass-Through Trust, Ser 2005-B, Cl M2
2.725%, VAR ICE LIBOR USD 1 Month+0.660%, 08/25/2035	1,108	1,111
Popular ABS Mortgage Pass-Through Trust, Ser 2006-D, Cl A2
2.225%, VAR ICE LIBOR USD 1 Month+0.160%, 11/25/2036	154	154

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	9

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Pretium Mortgage Credit Partners I LLC, Ser 2018-NPL2, Cl A1
3.700%, 03/27/2033 (A)	$512	$509
Pretium Mortgage Credit Partners, Ser 2017-NPL5, Cl A1
3.327%, 12/30/2032 (A)(B)	187	186
Prosper Marketplace Issuance Trust, Ser 2017-3A, Cl A
2.360%, 11/15/2023 (A)	194	194
Prosper Marketplace Issuance Trust, Ser 2018-1A, Cl A
3.110%, 06/17/2024 (A)	306	306
PRPM LLC, Ser 2018-1A, Cl A1
3.750%, 04/25/2023 (A)(B)	257	255
Riserva CLO, Ser 2016-3A, Cl A
3.793%, VAR ICE LIBOR USD 3 Month+1.460%, 10/18/2028 (A)	2,500	2,508
SACO I Trust, Ser 2005-9, Cl A1
2.565%, VAR ICE LIBOR USD 1 Month+0.500%, 12/25/2035	181	179
SACO I Trust, Ser 2005-GP1, Cl A1
2.425%, VAR ICE LIBOR USD 1 Month+0.360%, 08/25/2030	696	676
SACO I Trust, Ser 2005-WM3, Cl A1
2.585%, VAR ICE LIBOR USD 1 Month+0.520%, 09/25/2035	327	326
SACO I Trust, Ser 2006-6, Cl A
2.325%, VAR ICE LIBOR USD 1 Month+0.260%, 06/25/2036	704	702
Saxon Asset Securities Trust, Ser 2003-3, Cl AF6
4.812%, 12/25/2033	52	52
Saxon Asset Securities Trust, Ser 2006-2, Cl A3C
2.215%, VAR ICE LIBOR USD 1 Month+0.150%, 09/25/2036	1,790	1,782
Scholar Funding Trust, Ser 2010-A, Cl A
3.089%, VAR ICE LIBOR USD 3 Month+0.750%, 10/28/2041 (A)	5,178	5,151
Scholar Funding Trust, Ser 2011-A, Cl A
3.239%, VAR ICE LIBOR USD 3 Month+0.900%, 10/28/2043 (A)	2,135	2,140
Securitized Asset-Backed Receivables, Ser 2006-NC3, Cl A2B
2.215%, VAR ICE LIBOR USD 1 Month+0.150%, 09/25/2036	3,554	1,797
Sierra Timeshare Receivables Funding, Ser 2014-1A, Cl A
2.070%, 03/20/2030 (A)	514	513
Sierra Timeshare Receivables Funding, Ser 2014-2A, Cl A
2.050%, 06/20/2031 (A)(B)	513	511

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Sierra Timeshare Receivables Funding, Ser 2014-3A, Cl A
2.300%, 10/20/2031 (A)	$293	$291
Sierra Timeshare Receivables Funding, Ser 2015-1A, Cl A
2.400%, 03/22/2032 (A)	828	821
SLC Student Loan Trust, Ser 2005-3, Cl A3
2.461%, VAR ICE LIBOR USD 3 Month+0.120%, 06/15/2029	4,432	4,411
SLC Student Loan Trust, Ser 2007-1, Cl A4
2.374%, VAR ICE LIBOR USD 3 Month+0.060%, 05/15/2029	2,240	2,215
SLM Student Loan Trust, Ser 2004-3, Cl A5
2.505%, VAR ICE LIBOR USD 3 Month+0.170%, 07/25/2023	175	175
SLM Student Loan Trust, Ser 2005-4, Cl A3
2.455%, VAR ICE LIBOR USD 3 Month+0.120%, 01/25/2027	364	363
SLM Student Loan Trust, Ser 2008-5, Cl A4
4.035%, VAR ICE LIBOR USD 3 Month+1.700%, 07/25/2023	910	935
SLM Student Loan Trust, Ser 2008-9, Cl A
3.835%, VAR ICE LIBOR USD 3 Month+1.500%, 04/25/2023	941	958
SLM Student Loan Trust, Ser 2011-1, Cl A1
2.585%, VAR ICE LIBOR USD 1 Month+0.520%, 03/25/2026	269	270
SLM Student Loan Trust, Ser 2013-6, Cl A3
2.715%, VAR ICE LIBOR USD 1 Month+0.650%, 06/25/2055	1,921	1,933
Sofi Consumer Loan Program Trust, Ser 2018-1, Cl A1
2.550%, 02/25/2027 (A)	454	452
Sofi Consumer Loan Program Trust, Ser 2018-3, Cl A1
3.200%, 08/25/2027 (A)	115	115
Sofi Consumer Loan Program, Ser 2017-1, Cl A
3.280%, 01/26/2026 (A)	511	512
Sofi Consumer Loan Program, Ser 2017-6, Cl A1
2.200%, 11/25/2026 (A)	259	258
Sofi Consumer Loan Program, Ser 2018-2, Cl A1
2.930%, 04/26/2027 (A)	184	184
Sofi Professional Loan Program, Ser 2017-A, Cl A1
2.765%, VAR ICE LIBOR USD 1 Month+0.700%, 03/26/2040 (A)	789	792

10	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Sofi Professional Loan Program, Ser 2017-C, Cl A1
2.665%, VAR ICE LIBOR USD 1 Month+0.600%, 07/25/2040 (A)	$1,024	$1,025
Soundview Home Equity Loan Trust, Ser 2005-4, Cl M2
2.535%, VAR ICE LIBOR USD 1 Month+0.470%, 03/25/2036	3,458	3,433
Springleaf Funding Trust, Ser 2016-AA, Cl A
2.900%, 11/15/2029 (A)	1,650	1,650
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes, Ser 2016-T1, Cl AT1
2.530%, 11/16/2048 (A)	830	832
Structured Asset Investment Loan Trust, Ser 2003-BC11, Cl A3
3.015%, VAR ICE LIBOR USD 1 Month+0.950%, 10/25/2033	3,714	3,719
Structured Asset Investment Loan Trust, Ser 2003-BC12, Cl 2A
2.785%, VAR ICE LIBOR USD 1 Month+0.720%, 11/25/2033	3,383	3,356
Structured Asset Investment Loan Trust, Ser 2004-8, Cl A8
3.065%, VAR ICE LIBOR USD 1 Month+1.000%, 09/25/2034	3,807	3,803
Structured Asset Investment Loan Trust, Ser 2004-BNC1, Cl A4
3.005%, VAR ICE LIBOR USD 1 Month+0.940%, 09/25/2034	1,516	1,510
Structured Asset Investment Loan Trust, Ser 2005-HE3, Cl M1
2.785%, VAR ICE LIBOR USD 1 Month+0.720%, 09/25/2035	2,420	2,411
Structured Asset Investment Loan Trust, Ser 2006-2, Cl A3
2.425%, VAR ICE LIBOR USD 1 Month+0.360%, 04/25/2036	1,120	1,114
Symphony CLO V, Ser 2007-5A, Cl A2
3.839%, VAR ICE LIBOR USD 3 Month+1.500%, 01/15/2024 (A)	1,000	1,000
Taco Bell Funding LLC, Ser 2016-1A, Cl A2I
3.832%, 05/25/2046 (A)	1,970	1,973
Telos CLO, Ser 2017-3A, Cl AR
3.636%, VAR ICE LIBOR USD 3 Month+1.300%, 07/17/2026 (A)	3,000	3,013
Towd Point Mortgage Trust, Ser 2015-4, Cl A1B
2.750%, 04/25/2055 (A)(B)	107	105
Towd Point Mortgage Trust, Ser 2015-5, Cl A1B
2.750%, 05/25/2055 (A)(B)	129	128

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Towd Point Mortgage Trust, Ser 2016-1, Cl A1B
2.750%, 02/25/2055 (A)(B)	$97	$96
Towd Point Mortgage Trust, Ser 2016-3, Cl A1
2.250%, 04/25/2056 (A)(B)	271	265
Towd Point Mortgage Trust, Ser 2016-4, Cl A1
2.250%, 07/25/2056 (A)(B)	489	476
Towd Point Mortgage Trust, Ser 2016-5, Cl A1
2.500%, 10/25/2056 (A)(B)	2,779	2,710
Towd Point Mortgage Trust, Ser 2017-1, Cl A1
2.750%, 10/25/2056 (A)(B)	773	759
Towd Point Mortgage Trust, Ser 2017-2, Cl A1
2.750%, 04/25/2057 (A)(B)	3,572	3,507
Towd Point Mortgage Trust, Ser 2017-5, Cl A1
2.665%, VAR ICE LIBOR USD 1 Month+0.600%, 02/25/2057 (A)	3,911	3,914
Towd Point Mortgage Trust, Ser 2017-6, Cl A1
2.750%, 10/25/2057 (A)(B)	3,309	3,236
Towd Point Mortgage Trust, Ser 2018-3, Cl A1
3.750%, 05/25/2058 (A)(B)	1,940	1,945
TRESTLES CLO, Ser 2017-1A, Cl A1A
3.650%, VAR ICE LIBOR USD 3 Month+1.290%, 07/25/2029 (A)	5,000	5,015
Triton Container Finance VI LLC, Ser 2017-1A, Cl A
3.520%, 06/20/2042 (A)	831	815
U.S. Residential Opportunity Fund IV Trust, Ser 2017-1III, Cl A
3.352%, 11/27/2037 (A)	252	250
Utah State Board of Regents, Ser 2016-1, Cl A
2.775%, VAR ICE LIBOR USD 1 Month+0.750%, 09/25/2056	402	403
Venture 28A CLO, Ser 2017-28AA, Cl D
6.198%, VAR ICE LIBOR USD 3 Month+3.850%, 10/20/2029 (A)	800	806
Venture VII CDO, Ser 2006-7A, Cl A1B
2.678%, VAR ICE LIBOR USD 3 Month+0.330%, 01/20/2022 (A)(C)	2,000	1,981
Verizon Owner Trust, Ser 2016-2A, Cl B
2.150%, 05/20/2021 (A)	3,000	2,953
Verizon Owner Trust, Ser 2017-2A, Cl B
2.220%, 12/20/2021 (A)	260	255
Verizon Owner Trust, Ser 2017-3A, Cl A1B
2.347%, VAR ICE LIBOR USD 1 Month+0.270%, 04/20/2022 (A)	420	420
Vibrant CLO III, Ser 2016-3A, Cl A1R
3.828%, VAR ICE LIBOR USD 3 Month+1.480%, 04/20/2026 (A)	635	635
VOLT LX LLC, Ser 2017-NPL7, Cl A1
3.250%, 06/25/2047 (A)	167	166
VOLT LXIII LLC, Ser 2017-NP10, Cl A1
3.000%, 10/25/2047 (A)	269	267

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	11

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
VOLT LXIV LLC, Ser 2017-NP11, Cl A1
3.375%, 10/25/2047 (A)	$844	$840
Volvo Financial Equipment Master Owner Trust, Ser 2017-A, Cl A
2.563%, VAR LIBOR USD 1 Month+0.500%, 11/15/2022 (A)	95	95
Voya CLO, Ser 2016-2A, Cl A2
4.442%, VAR ICE LIBOR USD 3 Month+2.100%, 07/19/2028 (A)	3,300	3,350
Voya CLO, Ser 2016-3A, Cl C
6.183%, VAR ICE LIBOR USD 3 Month+3.850%, 10/18/2027 (A)	1,000	999
Voya CLO, Ser 2017-2A, Cl A1R
3.586%, VAR ICE LIBOR USD 3 Month+1.250%, 04/17/2030 (A)	4,404	4,410
Voya CLO, Ser 2017-3A, Cl A1A
3.578%, VAR ICE LIBOR USD 3 Month+1.230%, 07/20/2030 (A)	1,500	1,501
Voya CLO, Ser 2017-3A, Cl A1R
3.055%, VAR ICE LIBOR USD 3 Month+0.720%, 07/25/2026 (A)	3,000	2,997
Voya CLO, Ser 2017-4A, Cl A1
3.469%, VAR ICE LIBOR USD 3 Month+1.130%, 10/15/2030 (A)	3,597	3,596
VSE VOI Mortgage, Ser 2017-A, Cl A
2.330%, 03/20/2035 (A)	2,311	2,241
Wachovia Student Loan Trust, Ser 2006-1, Cl A6
2.505%, VAR ICE LIBOR USD 3 Month+0.170%, 04/25/2040 (A)	4,000	3,917
Westgate Resorts, Ser 2015-2A, Cl B
4.000%, 07/20/2028 (A)	210	210

		401,464

Total Asset-Backed Securities
(Cost $575,636) ($ Thousands)		581,271

MORTGAGE-BACKED SECURITIES — 30.3%

Agency Mortgage-Backed Obligations — 5.7%
FHLMC ARM
4.616%, VAR ICE LIBOR USD 12 Month+2.470%, 03/01/2036	1,367	1,472
4.326%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.250%, 06/01/2035	1,260	1,328
FHLMC CMO, Ser 2007-3311, Cl FN
2.363%, VAR LIBOR USD 1 Month+0.300%, 05/15/2037	485	485
FHLMC CMO, Ser 2011-3891, Cl BF
2.613%, VAR LIBOR USD 1 Month+0.550%, 07/15/2041	1,094	1,107

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser 2011-K010, Cl A1
3.320%, 07/25/2020	$114	$115
FHLMC Multifamily Structured Pass-Through Certificates, Ser 2017-KT01, Cl A
2.386%, VAR LIBOR USD 1 Month+0.320%, 02/25/2020	255	255
FHLMC Multifamily Structured Pass-Through Certificates, Ser K011, Cl X1, IO
0.321%, 11/25/2020 (B)	106,514	460
FHLMC Multifamily Structured Pass-Through Certificates, Ser K018, Cl X1, IO
1.502%, 01/25/2022 (B)	14,007	506
FHLMC Multifamily Structured Pass-Through Certificates, Ser K028, Cl X1, IO
0.424%, 02/25/2023 (B)	149,122	1,645
FHLMC Multifamily Structured Pass-Through Certificates, Ser K708, Cl X1, IO
1.592%, 01/25/2019 (B)	76,947	164
FHLMC Multifamily Structured Pass-Through Certificates, Ser K710, Cl X1, IO
1.858%, 05/25/2019 (B)	28,526	201
FHLMC REMIC, Ser 2007-3335, Cl BF
2.213%, VAR LIBOR USD 1 Month+0.150%, 07/15/2019	–	–
FHLMC REMIC, Ser 2010-83, Cl BA
5.000%, 08/25/2040	337	344
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2013-DN1, Cl M1
5.465%, VAR ICE LIBOR USD 1 Month+3.400%, 07/25/2023	30	30
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Cl M2
3.715%, VAR ICE LIBOR USD 1 Month+1.650%, 04/25/2024	861	873
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-HQ1, Cl M3
6.165%, VAR ICE LIBOR USD 1 Month+4.100%, 08/25/2024	1,339	1,473
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-HQ2, Cl M3
5.815%, VAR ICE LIBOR USD 1 Month+3.750%, 09/25/2024	1,597	1,828
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DN1, Cl M3
6.215%, VAR ICE LIBOR USD 1 Month+4.150%, 01/25/2025	2,762	2,971
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA3, Cl M2
4.915%, VAR ICE LIBOR USD 1 Month+2.850%, 04/25/2028	832	862

12	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA3, Cl M3F
5.765%, VAR ICE LIBOR USD 1 Month+3.700%, 04/25/2028	$992	$1,117
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA3, Cl M3
6.765%, VAR ICE LIBOR USD 1 Month+4.700%, 04/25/2028	1,550	1,848
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQ1, Cl M3
5.865%, VAR ICE LIBOR USD 1 Month+3.800%, 03/25/2025	725	776
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA4, Cl M1
2.865%, VAR ICE LIBOR USD 1 Month+0.800%, 03/25/2029	583	583
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-DNA1, Cl M1
3.265%, VAR ICE LIBOR USD 1 Month+1.200%, 07/25/2029	1,958	1,975
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-DNA2, Cl M1
3.265%, VAR ICE LIBOR USD 1 Month+1.200%, 10/25/2029	3,684	3,723
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-DNA3, Cl M1
2.815%, VAR ICE LIBOR USD 1 Month+0.750%, 03/25/2030	3,526	3,535
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-HQA1, Cl M1
3.265%, VAR ICE LIBOR USD 1 Month+1.200%, 08/25/2029	6,515	6,559
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-HQA2, Cl M1
2.865%, VAR ICE LIBOR USD 1 Month+0.800%, 12/25/2029	2,119	2,125
FNMA
6.000%, 09/01/2039 to 04/01/2040	626	691
4.500%, 10/01/2024	1,032	1,061
3.000%, 05/01/2022 to 12/01/2030	2,330	2,332
FNMA ARM
4.425%, VAR ICE LIBOR USD 12 Month+1.800%, 05/01/2034	306	323
4.411%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.240%, 08/01/2034	1,030	1,089
4.202%, VAR ICE LIBOR USD 12 Month+1.611%, 06/01/2035	397	417
4.175%, VAR ICE LIBOR USD 12 Month+1.675%, 04/01/2033	195	205
4.098%, VAR ICE LIBOR USD 12 Month+1.777%, 09/01/2034	511	537

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
4.072%, VAR ICE LIBOR USD 6 Month+1.573%, 07/01/2034	$281	$290
4.007%, VAR ICE LIBOR USD 12 Month+1.872%, 10/01/2033	307	324
3.964%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.219%, 10/01/2024	59	62
3.961%, VAR ICE LIBOR USD 12 Month+1.561%, 06/01/2035	293	306
3.928%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.205%, 05/01/2035	440	463
3.844%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.350%, 04/01/2034	817	866
3.839%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.195%, 07/01/2036	1,095	1,152
3.753%, VAR ICE LIBOR USD 12 Month+1.565%, 05/01/2037	1,063	1,112
3.608%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.140%, 10/01/2033	532	560
3.520%, VAR ICE LIBOR USD 12 Month+1.770%, 10/01/2033	242	257
3.437%, VAR ICE LIBOR USD 6 Month+1.433%, 03/01/2035	1,008	1,038
3.302%, VAR ICE LIBOR USD 12 Month+1.490%, 10/01/2035	769	803
FNMA CMO, Ser 2010-87, Cl PF
2.465%, VAR LIBOR USD 1 Month+0.400%, 06/25/2040	1,346	1,350
FNMA CMO, Ser 2011-63, Cl FG
2.515%, VAR LIBOR USD 1 Month+0.450%, 07/25/2041	1,001	1,008
FNMA CMO, Ser 2011-88, Cl AB
2.500%, 09/25/2026	13	13
FNMA CMO, Ser 2012-112, Cl BI, IO
3.000%, 09/25/2031	7,857	783
FNMA CMO, Ser 2013-96, Cl FW
2.465%, VAR LIBOR USD 1 Month+0.400%, 09/25/2043	1,061	1,064
FNMA Connecticut Avenue Securities, Ser 2014-C02, Cl 1M1
3.015%, VAR ICE LIBOR USD 1 Month+0.950%, 05/25/2024	55	55
FNMA Connecticut Avenue Securities, Ser 2016-C01, Cl 1M1
4.015%, VAR ICE LIBOR USD 1 Month+1.950%, 08/25/2028	870	873

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	13

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA Connecticut Avenue Securities, Ser 2016-C03, Cl 1M1
4.065%, VAR ICE LIBOR USD 1 Month+2.000%, 10/25/2028	$1,588	$1,608
FNMA Connecticut Avenue Securities, Ser 2016-C05, Cl 2M1
3.415%, VAR ICE LIBOR USD 1 Month+1.350%, 01/25/2029	1,156	1,159
FNMA Connecticut Avenue Securities, Ser 2016-C06, Cl 1M1
3.365%, VAR ICE LIBOR USD 1 Month+1.300%, 04/25/2029	3,459	3,486
FNMA Connecticut Avenue Securities, Ser 2016-C07, Cl 2M1
3.365%, VAR ICE LIBOR USD 1 Month+1.300%, 05/25/2029	1,399	1,404
FNMA Connecticut Avenue Securities, Ser 2017-C01, Cl 1M1
3.365%, VAR ICE LIBOR USD 1 Month+1.300%, 07/25/2029	2,503	2,521
FNMA Connecticut Avenue Securities, Ser 2017-C02, Cl 2M1
3.215%, VAR ICE LIBOR USD 1 Month+1.150%, 09/25/2029	400	403
FNMA Connecticut Avenue Securities, Ser 2017-C03, Cl 1M1
3.015%, VAR ICE LIBOR USD 1 Month+0.950%, 10/25/2029	3,386	3,403
FNMA Connecticut Avenue Securities, Ser 2017-C04, Cl 2M1
2.915%, VAR ICE LIBOR USD 1 Month+0.850%, 11/25/2029	4,317	4,331
FNMA Connecticut Avenue Securities, Ser 2017-C05, Cl 1M1
2.615%, VAR ICE LIBOR USD 1 Month+0.550%, 01/25/2030	1,430	1,431
FNMA Connecticut Avenue Securities, Ser 2018-C03, Cl 1M1
2.745%, VAR ICE LIBOR USD 1 Month+0.680%, 10/25/2030	3,889	3,892
FNMA REMIC, Ser 2011-406, Cl 6, IO
4.000%, 01/25/2041 (B)	632	128
FNMA, Ser 2017-M13, Cl FA
2.482%, VAR LIBOR USD 1 Month+0.400%, 10/25/2024	637	636
FREMF Mortgage Trust, Ser 2012-K705, Cl B
4.316%, 09/25/2044 (A)(B)	550	549
FREMF Mortgage Trust, Ser 2012-K705, Cl C
4.316%, 09/25/2044 (A)(B)	595	594
FREMF Mortgage Trust, Ser 2012-K706, Cl C
4.177%, 11/25/2044 (A)(B)	600	600

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FREMF Mortgage Trust, Ser 2012-K712, Cl B
3.474%, 05/25/2045 (A)(B)	$190	$190
FREMF Mortgage Trust, Ser 2013-K712, Cl C
3.474%, 05/25/2045 (A)(B)	585	584
FREMF Mortgage Trust, Ser 2014-K503, Cl C
3.089%, 10/25/2047 (A)(B)	230	227
GNMA ARM
3.720%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.410%, 09/20/2060 to 11/20/2060	1,923	1,970
3.684%, VAR ICE LIBOR USD 1 Month+20.377%, 12/20/2060	2,385	2,467
3.431%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.120%, 11/20/2060	1,813	1,852
3.031%, VAR ICE LIBOR USD 1 Month+1.053%, 12/20/2060	2,375	2,426
GNMA CMO, Ser 2002-66, Cl FC
2.464%, VAR LIBOR USD 1 Month+0.400%, 07/16/2031	732	736
NCUA Guaranteed Notes CMO, Ser 2010-R3, Cl 1A
2.640%, VAR LIBOR USD 1 Month+0.560%, 12/08/2020	5,012	5,064
NCUA Guaranteed Notes CMO, Ser 2010-R3, Cl 2A
2.640%, VAR LIBOR USD 1 Month+0.560%, 12/08/2020	308	310
NCUA Guaranteed Notes CMO, Ser 2011-R1, Cl 1A
2.530%, VAR ICE LIBOR USD 1 Month+0.450%, 01/08/2020	159	159
NCUA Guaranteed Notes CMO, Ser 2011-R2, Cl 1A
2.480%, VAR ICE LIBOR USD 1 Month+0.400%, 02/06/2020	211	211

		99,735

Non-Agency Mortgage-Backed Obligations — 24.6%
280 Park Avenue Mortgage Trust, Ser 2017-280P, Cl D
3.599%, VAR LIBOR USD 1 Month+1.537%, 09/15/2034 (A)	3,000	2,998
Adjustable Rate Mortgage Trust, Ser 2005-2, Cl 1A2
3.837%, 06/25/2035 (B)	152	146
American Home Mortgage Investment Trust, Ser 2005-2, Cl 4A1
4.021%, VAR ICE LIBOR USD 6 Month+1.500%, 09/25/2045	718	720

14	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Angel Oak Mortgage Trust I LLC, Ser 2017-2, Cl A1
2.478%, 07/25/2047 (A)(B)	$267	$262
Angel Oak Mortgage Trust I LLC, Ser 2018-3, Cl A1
3.649%, 09/25/2048 (A)(B)	260	260
Angel Oak Mortgage Trust LLC, Ser 2017-1, Cl A1
2.810%, 01/25/2047 (A)(B)	68	67
Angel Oak Mortgage Trust LLC, Ser 2017-3, Cl A1
2.708%, 11/25/2047 (A)(B)	245	243
Arroyo Mortgage Trust, Ser 2018-1, Cl A1
3.763%, 04/25/2048 (A)(B)	2,592	2,601
BAMLL Commercial Mortgage Securities Trust, Ser 2013-DSNY, Cl E
4.663%, VAR LIBOR USD 1 Month+2.600%, 09/15/2026 (A)	2,350	2,349
BAMLL Re-REMIC Trust, Ser 2015-FR11, Cl A705
1.425%, 09/27/2044 (A)(B)	800	796
Banc of America Commercial Mortgage Trust, Ser 2007-5, Cl AJ
6.268%, 02/10/2051 (B)	1,940	1,987
Banc of America Funding, Ser 2004-C, Cl 2A2
4.985%, 12/20/2034 (B)	10	10
Banc of America Funding, Ser 2005-F, Cl 4A1
4.119%, 09/20/2035 (B)	99	91
Banc of America Funding, Ser 2006-D, Cl 3A1
3.917%, 05/20/2036 (B)	75	72
Banc of America Funding, Ser 2006-I, Cl 1A1
4.075%, 12/20/2036 (B)	3,461	3,543
Banc of America Funding, Ser 2010-R5, Cl 4A3
3.726%, 08/26/2036 (A)(B)	1,258	1,254
Banc of America Mortgage Trust, Ser 2003- K, Cl 2A1
3.699%, 12/25/2033 (B)	1,356	1,353
Banc of America Mortgage Trust, Ser 2004-A, Cl 2A2
3.858%, 02/25/2034 (B)	1,672	1,671
Banc of America Mortgage Trust, Ser 2004-C, Cl 2A1
4.146%, 04/25/2034 (B)	759	767
Banc of America Mortgage Trust, Ser 2004-D, Cl 2A1
4.200%, 05/25/2034 (B)	812	823
Banc of America Mortgage Trust, Ser 2004-L, Cl 1A1
3.995%, 01/25/2035 (B)	196	198

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Banc of America Mortgage Trust, Ser 2005-A, Cl 2A1
3.687%, 02/25/2035 (B)	$37	$37
BBCMS Mortgage Trust, Ser 2017-DELC, Cl A
2.913%, VAR LIBOR USD 1 Month+0.850%, 08/15/2036 (A)	1,000	1,000
BBCMS Mortgage Trust, Ser 2017-DELC, Cl B
3.093%, VAR LIBOR USD 1 Month+1.030%, 08/15/2036 (A)	5,000	5,002
BBCMS Mortgage Trust, Ser 2017-GLKS, Cl E
4.913%, VAR LIBOR USD 1 Month+2.850%, 11/15/2034 (A)	4,044	4,047
BBCMS Mortgage Trust, Ser 2018-TALL, Cl C
3.184%, VAR LIBOR USD 1 Month+1.121%, 03/15/2037 (A)	3,000	3,000
Bear Stearns Alt-A Trust, Ser 2003-5, Cl 2A1
3.760%, 12/25/2033 (B)	1,772	1,783
Bear Stearns Alt-A Trust, Ser 2004-7, Cl 2A1
4.289%, 08/25/2034 (B)	2,672	2,705
Bear Stearns ARM Trust, Ser 2003-8, Cl 4A1
4.008%, 01/25/2034 (B)	3,527	3,554
Bear Stearns ARM Trust, Ser 2004-1, Cl 21A1
3.912%, 04/25/2034 (B)	392	393
Bear Stearns ARM Trust, Ser 2004-1, Cl 12A3
3.946%, 04/25/2034 (B)	1,874	1,883
Bear Stearns ARM Trust, Ser 2004-2, Cl 12A2
3.588%, 05/25/2034 (B)	776	781
Bear Stearns ARM Trust, Ser 2004-3, Cl 2A
4.054%, 07/25/2034 (B)	1,684	1,694
Bear Stearns ARM Trust, Ser 2004-5, Cl 2A
4.286%, 07/25/2034 (B)	1,632	1,619
Bear Stearns ARM Trust, Ser 2004-9, Cl 22A1
4.200%, 11/25/2034 (B)	1,310	1,331
Bear Stearns Asset-Backed Securities I Trust, Ser 2006-EC1, Cl M1
2.475%, VAR ICE LIBOR USD 1 Month+0.410%, 12/25/2035	629	629
Bear Stearns Commercial Mortgage Securities Trust, Ser 2005-PWR9, Cl C
5.055%, 09/11/2042 (B)	2,335	2,335
Bear Stearns Commercial Mortgage Securities Trust, Ser 2005-PWR9, Cl E
5.143%, 09/11/2042 (B)	2,550	2,577
Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-PW17, Cl C
5.943%, 06/11/2050 (A)(B)	1,883	1,916
Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-T26, Cl AM
5.513%, 01/12/2045 (B)	984	985

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	15

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Mortgage Funding Trust, Ser 2006-SL5, Cl 1A
2.365%, VAR ICE LIBOR USD 1 Month+0.300%, 12/25/2036	$23	$62
BX Trust, Ser 2017-APPL, Cl B
3.213%, VAR LIBOR USD 1 Month+1.150%, 07/15/2034 (A)	4,522	4,525
BX Trust, Ser 2017-SLCT, Cl C
3.463%, VAR LIBOR USD 1 Month+1.400%, 07/15/2034 (A)	4,925	4,930
BX Trust, Ser 2018-BIOA, Cl C
3.193%, 03/15/2037	2,939	2,941
BX Trust, Ser 2018-BIOA, Cl D
3.384%, VAR LIBOR USD 1 Month+1.321%, 03/15/2037 (A)	2,000	2,004
BX Trust, Ser 2018-MCSF, Cl B
2.868%, VAR LIBOR USD 1 Month+0.806%, 04/15/2035 (A)	2,000	1,983
BX Trust, Ser 2018-MCSF, Cl A
2.639%, VAR LIBOR USD 1 Month+0.577%, 04/15/2035 (A)	565	563
Chase Mortgage Finance Trust, Ser 2005-A1, Cl 2A3
3.569%, 12/25/2035 (B)	870	842
Chase Mortgage Finance Trust, Ser 2007-A1, Cl 7A1
4.274%, 02/25/2037 (B)	601	605
Chase Mortgage Finance Trust, Ser 2007-A1, Cl 1A3
4.001%, 02/25/2037 (B)	708	718
Chase Mortgage Finance Trust, Ser 2007-A2, Cl 2A3
3.979%, 07/25/2037 (B)	1,102	1,124
CHL Mortgage Pass-Through Trust, Ser 2003- 46, Cl 2A1
3.644%, 01/19/2034 (B)	1,808	1,805
CHL Mortgage Pass-Through Trust, Ser 2004- 11, Cl 2A1
3.627%, 07/25/2034 (B)	1,096	1,096
CHL Mortgage Pass-Through Trust, Ser 2004- 8, Cl 2A1
4.500%, 06/25/2019	33	33
CHT Mortgage Trust, Ser 2017-CSMO, Cl B
3.463%, VAR LIBOR USD 1 Month+1.400%, 11/15/2036 (A)	2,000	2,006
CIM Trust, Ser 2017-7, Cl A
3.000%, 04/25/2057 (A)(B)	942	931
Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust, Ser 2005-4, Cl 2A1
5.000%, 07/25/2020	25	26

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust, Ser 2004-C2, Cl G
5.387%, 10/15/2041 (A)(B)	$2,000	$2,028
Citigroup Commercial Mortgage Trust, Ser 2006-C4, Cl C
6.395%, 03/15/2049 (B)	1,516	1,567
Citigroup Commercial Mortgage Trust, Ser 2018-TBR, Cl A
2.893%, VAR LIBOR USD 1 Month+0.830%, 12/15/2036 (A)	4,000	4,001
Citigroup Mortgage Loan Trust, Ser 2005-2, Cl 1A2A
3.932%, 05/25/2035 (B)	1,288	1,319
Citigroup Mortgage Loan Trust, Ser 2005- OPT4, Cl M4
2.645%, VAR ICE LIBOR USD 1 Month+0.580%, 07/25/2035	3,670	3,689
Citigroup Mortgage Loan Trust, Ser 2007-AR5, Cl 1A2A
3.824%, 04/25/2037 (B)	482	450
Citigroup Mortgage Loan Trust, Ser 2007-WFH2, Cl A4
2.415%, VAR ICE LIBOR USD 1 Month+0.350%, 03/25/2037	842	841
Citigroup Mortgage Loan Trust, Ser 2015-2, Cl 5A1
2.314%, VAR ICE LIBOR USD 1 Month+0.250%, 03/25/2047 (A)	1,001	986
Cold Storage Trust, Ser 2017-ICE3, Cl D
4.163%, VAR LIBOR USD 1 Month+2.100%, 04/15/2036 (A)	4,897	4,925
COLT Mortgage Loan Trust, Ser 2016-1, Cl A1
3.000%, 05/25/2046 (A)	202	202
COLT Mortgage Loan Trust, Ser 2016-3, Cl A3
3.750%, 12/26/2046 (A)(B)	241	241
COLT Mortgage Loan Trust, Ser 2016-3, Cl A1
2.800%, 12/26/2046 (A)(B)	89	88
COLT Mortgage Loan Trust, Ser 2017-1, Cl A1
2.614%, 05/27/2047 (A)(B)	1,635	1,628
COLT Mortgage Loan Trust, Ser 2017-2, Cl A1A
2.415%, 10/25/2047 (A)(B)	1,696	1,685
COLT Mortgage Loan Trust, Ser 2018-1, Cl A2
2.981%, 02/25/2048 (A)(B)	283	281
COLT Mortgage Loan Trust, Ser 2018-1, Cl A1
2.930%, 02/25/2048 (A)(B)	1,047	1,042
COMM Mortgage Trust, Ser 2013-CR10, Cl XA, IO
0.907%, 08/10/2046 (B)	42,629	1,262
COMM Mortgage Trust, Ser 2014-CR14, Cl XA, IO
0.874%, 02/10/2047 (B)	34,114	785

16	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust, Ser 2014-CR15, Cl A2
2.928%, 02/10/2047	$1,090	$1,090
COMM Mortgage Trust, Ser 2014-PAT, Cl C
3.721%, VAR LIBOR USD 1 Month+1.650%, 08/13/2027 (A)	2,000	2,000
COMM Mortgage Trust, Ser 2014-TWC, Cl A
2.921%, VAR LIBOR USD 1 Month+0.850%, 02/13/2032 (A)	5,000	5,003
COMM Mortgage Trust, Ser 2014-TWC, Cl D
4.321%, VAR LIBOR USD 1 Month+2.250%, 02/13/2032 (A)	3,435	3,452
COMM Mortgage Trust, Ser 2016-SAVA, Cl A
3.783%, VAR LIBOR USD 1 Month+1.720%, 10/15/2034 (A)	2,071	2,071
Credit Suisse Commercial Mortgage Trust, Ser 2006-C1, Cl H
5.883%, 02/15/2039 (A)(B)	1,786	1,802
Credit Suisse Commercial Mortgage Trust, Ser 2007-C2, Cl AJ
5.749%, 01/15/2049 (B)	2,554	2,619
Credit Suisse Commercial Mortgage Trust, Ser 2008-C1, Cl AM
6.170%, 02/15/2041 (A)(B)	520	517
Credit Suisse First Boston Mortgage Securities, Ser 2004-AR8, Cl 6A1
4.263%, 09/25/2034 (B)	886	899
Credit Suisse First Boston Mortgage Securities, Ser 2004-C4, Cl E
5.135%, 10/15/2039 (A)(B)	342	346
Credit Suisse First Boston Mortgage Securities, Ser 2005-5, Cl 3A2
2.365%, VAR ICE LIBOR USD 1 Month+0.300%, 07/25/2035	2,319	2,249
CSFB Mortgage-Backed Pass-Through Certificates, Ser 2004-AR5, Cl 6A1
4.094%, 06/25/2034 (B)	3,846	3,922
DBCG Mortgage Trust, Ser 2017-BBG, Cl C
3.063%, VAR LIBOR USD 1 Month+1.000%, 06/15/2034 (A)	1,100	1,100
DBGS Mortgage Trust, Ser 2018-BIOD, Cl A
2.866%, VAR LIBOR USD 1 Month+0.803%, 05/15/2035 (A)	2,840	2,840
DBUBS Mortgage Trust, Ser 2011-LC2A, Cl XA, IO
1.256%, 07/10/2044 (A)(B)	22,683	525
DBUBS Mortgage Trust, Ser 2011-LC2A, Cl A1FL
3.413%, VAR LIBOR USD 1 Month+1.350%, 07/12/2044 (A)	2,755	2,785
DBUBS Mortgage Trust, Ser 2011-LC3A, Cl A4
4.551%, 08/10/2044	1,791	1,832

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Deephaven Residential Mortgage Trust, Ser 2017-1A, Cl A1
2.725%, 12/26/2046 (A)(B)	$89	$89
Deephaven Residential Mortgage Trust, Ser 2017-2A, Cl A1
2.453%, 06/25/2047 (A)(B)	201	199
Deephaven Residential Mortgage Trust, Ser 2017-3A, Cl A1
2.577%, 10/25/2047 (A)(B)	273	271
Deephaven Residential Mortgage Trust, Ser 2018-1A, Cl A1
2.976%, 12/25/2057 (A)(B)	375	372
Deutsche Mortgage Securities Mortgage Loan Trust, Ser 2004-4, Cl 2AR1
2.605%, VAR ICE LIBOR USD 1 Month+0.540%, 06/25/2034	1,423	1,426
Deutsche Mortgage Securities Re-REMIC Trust Certificates, Ser 2007-WM1, Cl A1
3.654%, 06/27/2037 (A)(B)	1,720	1,737
FDIC Guaranteed Notes Trust, Ser 2010-S2, Cl 1A
2.576%, VAR ICE LIBOR USD 1 Month+0.500%, 11/29/2037 (A)	271	271
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-HQ3, Cl M3
6.815%, VAR ICE LIBOR USD 1 Month+4.750%, 10/25/2024	2,775	3,081
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA2, Cl M2
4.665%, VAR ICE LIBOR USD 1 Month+2.600%, 12/25/2027	1,070	1,091
First Horizon Alternative Mortgage Securities Trust, Ser 2005-AA3, Cl 3A1
3.748%, 05/25/2035 (B)	183	184
FNMA Connecticut Avenue Securities, Ser 2014-C04, Cl 1M2
6.965%, VAR ICE LIBOR USD 1 Month+4.900%, 11/25/2024	4,346	4,977
GAHR Commercial Mortgage Trust, Ser 2015- NRF, Cl CFX
3.495%, 12/15/2034 (A)(B)	3,182	3,176
GAHR Commercial Mortgage Trust, Ser 2015- NRF, Cl AFL1
3.622%, VAR LIBOR USD 1 Month+1.300%, 12/15/2034 (A)	1,104	1,104
Galton Funding Mortgage Trust, Ser 2018-1, Cl A43
3.500%, 11/25/2057 (A)(B)	3,169	3,163
GMAC Mortgage Loan Trust, Ser 2003-AR2, Cl 4A1
3.936%, 12/19/2033 (B)	354	361

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	17

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Greenwich Capital Commercial Funding, Ser 2006-GG7, Cl AM
5.950%, 07/10/2038 (B)	$1,368	$1,368
GS Mortgage Securities II Trust, Ser 2018- CHLL, Cl D
3.713%, VAR LIBOR USD 1 Month+1.650%, 02/15/2037 (A)	837	841
GS Mortgage Securities Trust, Ser 2010-C2, Cl A1
3.849%, 12/10/2043 (A)	8	8
GS Mortgage Securities Trust, Ser 2010-C2, Cl XA, IO
0.272%, 12/10/2043 (A)(B)	34,667	84
GS Mortgage Securities Trust, Ser 2011-GC3, Cl X, IO
0.820%, 03/10/2044 (A)(B)	24,685	330
GS Mortgage Securities Trust, Ser 2012-ALOHA, Cl D
4.267%, 04/10/2034 (A)(B)	1,000	1,009
GS Mortgage Securities Trust, Ser 2017-500K, Cl A
2.763%, VAR LIBOR USD 1 Month+0.700%, 07/15/2032 (A)	535	535
GS Mortgage Securities Trust, Ser 2017-500K, Cl D
3.363%, VAR LIBOR USD 1 Month+1.300%, 07/15/2032 (A)	3,750	3,756
GSR Mortgage Loan Trust, Ser 2005-AR1, Cl 1A1
3.776%, 01/25/2035 (B)	182	180
GSR Mortgage Loan Trust, Ser 2005-AR2, Cl 1A2
3.786%, 04/25/2035 (B)	519	520
GSR Mortgage Loan Trust, Ser 2005-AR6, Cl 3A1
3.966%, 09/25/2035 (B)	459	462
HarborView Mortgage Loan Trust, Ser 2004- 6, Cl 4A
4.440%, 08/19/2034 (B)	2,118	2,165
HarborView Mortgage Loan Trust, Ser 2004- 7, Cl 2A1
3.748%, 11/19/2034 (B)	79	80
HarborView Mortgage Loan Trust, Ser 2005- 9, Cl 2A1A
2.417%, VAR ICE LIBOR USD 1 Month+0.340%, 06/20/2035	2,679	2,626
Hudsons Bay Simon JV Trust, Ser 2015-HBFL, Cl CFL
4.880%, VAR LIBOR USD 1 Month+2.550%, 08/05/2034 (A)	3,435	3,428

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Hudsons Bay Simon JV Trust, Ser 2015-HBFL, Cl BFL
4.480%, VAR LIBOR USD 1 Month+2.150%, 08/05/2034 (A)	$2,000	$2,008
Impac CMB Trust, Ser 2004-10, Cl 4M1
2.965%, VAR ICE LIBOR USD 1 Month+0.900%, 03/25/2035	142	120
Impac CMB Trust, Ser 2004-6, Cl 1A2
2.845%, VAR ICE LIBOR USD 1 Month+0.780%, 10/25/2034	1,897	1,859
Impac Secured Assets Trust, Ser 2007-2, Cl 2A
2.315%, VAR ICE LIBOR USD 1 Month+0.250%, 04/25/2037	727	715
IndyMac INDA Mortgage Loan Trust, Ser 2007-AR3, Cl 1A1
4.435%, 07/25/2037 (B)	1,907	1,744
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2005-CB11, Cl E
5.744%, 08/12/2037 (B)	2,000	2,064
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2005-CB12, Cl AJ
4.987%, 09/12/2037 (B)	766	776
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-CIBC15, Cl AM
5.855%, 06/12/2043 (B)	852	860
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP8, Cl E
5.646%, 05/15/2045 (A)(B)	868	871
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB20, Cl C
6.441%, 02/12/2051 (A)(B)	630	641
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-CNTR, Cl XA, IO
2.079%, 08/05/2032 (A)(B)	8,816	220
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C3, Cl XA, IO
1.148%, 02/15/2046 (A)(B)	16,208	327
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2015-UES, Cl A
2.933%, 09/05/2032 (A)	3,000	2,988
JPMorgan Mortgage Trust, Ser 2004-S1, Cl 1A4
4.500%, 09/25/2034	88	88
JPMorgan Mortgage Trust, Ser 2005-A3, Cl 6A5
3.848%, 06/25/2035 (B)	966	973
JPMorgan Mortgage Trust, Ser 2005-A3, Cl 6A2
3.848%, 06/25/2035 (B)	956	963

18	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Mortgage Trust, Ser 2005-A4, Cl 4A2
4.481%, 07/25/2035 (B)	$2,752	$2,773
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
3.795%, 11/25/2033 (B)	365	373
JPMorgan Mortgage Trust, Ser 2007-A1, Cl 1A1
4.411%, 07/25/2035 (B)	2,080	2,121
JPMorgan Mortgage Trust, Ser 2007-A1, Cl 5A2
3.843%, 07/25/2035 (B)	1,233	1,269
JPMorgan Mortgage Trust, Ser 2007-A1, Cl 4A2
4.577%, 07/25/2035 (B)	512	527
JPMorgan Mortgage Trust, Ser 2007-A4, Cl 1A1
3.814%, 06/25/2037 (B)	72	71
JPMorgan Mortgage Trust, Ser 2018-7FRB, Cl A2
2.814%, VAR ICE LIBOR USD 1 Month+0.750%, 04/25/2046 (A)	380	380
JPMorgan Resecuritization Trust, Ser 2009-12, Cl 6A1
4.321%, 10/26/2035 (A)(B)	74	74
LB-UBS Commercial Mortgage Trust, Ser 2005-C5, Cl H
5.350%, 09/15/2040 (A)(B)	1,500	1,511
LB-UBS Commercial Mortgage Trust, Ser 2007-C6, Cl AM
6.114%, 07/15/2040 (B)	130	130
LSTAR Securities Investment, Ser 2017-7, Cl A
3.832%, VAR ICE LIBOR USD 1 Month+1.750%, 10/01/2022 (A)	118	118
LSTAR Securities Investment, Ser 2017-8, Cl A
3.732%, VAR ICE LIBOR USD 1 Month+1.650%, 11/01/2022 (A)	232	232
MASTR Adjustable Rate Mortgages Trust, Ser 2005-6, Cl 5A1
3.388%, 07/25/2035 (B)	62	55
MASTR Alternative Loan Trust, Ser 2003-5, Cl 4A1
5.500%, 07/25/2033	2,096	2,186
Mellon Residential Funding, Ser 1999-TBC3, Cl A2
2.764%, 10/20/2029 (B)	275	277
Mellon Residential Funding, Ser 2001-TBC1, Cl A1
2.763%, VAR ICE LIBOR USD 1 Month+0.700%, 11/15/2031	1,685	1,685

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch Mortgage Investors Trust, Ser 2003-E, Cl A1
2.685%, VAR ICE LIBOR USD 1 Month+0.620%, 10/25/2028	$1,237	$1,228
Merrill Lynch Mortgage Investors Trust, Ser 2003-G, Cl A1
2.705%, VAR ICE LIBOR USD 1 Month+0.640%, 01/25/2029	631	613
Merrill Lynch Mortgage Investors Trust, Ser 2004-1, Cl 2A1
3.995%, 12/25/2034 (B)	1,615	1,626
Merrill Lynch Mortgage Investors Trust, Ser 2005-2, Cl 2A
4.580%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.250%, 10/25/2035	1,306	1,322
Merrill Lynch Mortgage Investors Trust, Ser 2005-A, Cl A1
2.525%, VAR ICE LIBOR USD 1 Month+0.460%, 03/25/2030	1,288	1,247
Merrill Lynch Mortgage Investors Trust, Ser 2005-A2, Cl A3
3.532%, 02/25/2035 (B)	1,079	1,093
Merrill Lynch Mortgage Investors Trust, Ser 2005-A2, Cl A5
3.532%, 02/25/2035 (B)	801	829
Merrill Lynch Mortgage Investors Trust, Ser 2005-A2, Cl A2
3.532%, 02/25/2035 (B)	3,857	3,994
Merrill Lynch Mortgage Investors Trust, Ser 2005-A4, Cl 1A
4.089%, 07/25/2035 (B)	553	453
Merrill Lynch Mortgage Investors Trust, Ser 2005-SL3, Cl M1
2.755%, VAR ICE LIBOR USD 1 Month+0.690%, 07/25/2036	1,453	1,431
Merrill Lynch Mortgage Investors Trust, Ser 2006-FF1, Cl M4
2.435%, VAR ICE LIBOR USD 1 Month+0.370%, 08/25/2036	2,460	2,441
Merrill Lynch Mortgage Investors Trust, Ser 2007-1, Cl 2A1
3.794%, 01/25/2037 (B)	4,659	4,769
MetLife Securitization Trust, Ser 2017-1A, Cl A
3.000%, 04/25/2055 (A)(B)	295	288
MFA Trust, Ser 2017-RPL1, Cl A1
2.588%, 02/25/2057 (A)(B)	203	199
Morgan Stanley Mortgage Loan Trust, Ser 2004-10AR, Cl 1A
4.120%, 11/25/2034 (B)	1,204	1,216

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	19

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Mortgage Loan Trust, Ser 2004-8AR, Cl 4A2
4.805%, 10/25/2034 (B)	$2,175	$2,178
Morgan Stanley Mortgage Loan Trust, Ser 2005-5AR, Cl 1A1
2.335%, VAR ICE LIBOR USD 1 Month+0.270%, 09/25/2035	12	12
Morgan Stanley Re-REMIC Trust, Ser 2012-IO, Cl AXA
1.000%, 03/27/2051 (A)	7	7
MortgageIT Trust, Ser 2005-1, Cl 2A
3.332%, VAR ICE LIBOR USD 1 Month+1.250%, 02/25/2035	2,051	2,046
Mortgage-Linked Amortizing Notes CMO, Ser 2012-1, Cl A10
2.060%, 01/15/2022	747	732
Motel 6 Trust, Ser 2017-MTL6, Cl A
2.983%, VAR LIBOR USD 1 Month+0.920%, 08/15/2034 (A)	2,912	2,913
MRFC Mortgage Pass-Through Trust, Ser 2002-TBC2, Cl A
2.923%, VAR ICE LIBOR USD 1 Month+0.860%, 08/15/2032	722	695
MSSG Trust, Ser 2017-237P, Cl D
3.865%, 09/13/2039 (A)	2,457	2,341
MSSG Trust, Ser 2017-237P, Cl XA, IO
0.468%, 09/13/2039 (A)(B)	27,151	774
MSSG Trust, Ser 2017-237P, Cl XB, IO
0.175%, 09/13/2039 (A)(B)	16,790	126
New Residential Advance Receivables Trust Advance Receivables Backed Notes, Ser 2016-T2, Cl AT2
2.575%, 10/15/2049 (A)	750	745
New Residential Mortgage LLC, Ser 2018- FNT1, Cl B
3.910%, 05/25/2023 (A)	2,307	2,306
New Residential Mortgage LLC, Ser 2018- FNT2, Cl A
3.790%, 07/25/2054 (A)	2,873	2,885
New Residential Mortgage Loan Trust, Ser 2017-3A, Cl A1
4.000%, 04/25/2057 (A)(B)	388	392
New Residential Mortgage Loan Trust, Ser 2017-5A, Cl A1
3.565%, VAR ICE LIBOR USD 1 Month+1.500%, 06/25/2057 (A)	3,666	3,759
New Residential Mortgage Loan Trust, Ser 2017-6A, Cl A1
4.000%, 08/27/2057 (A)(B)	940	947
New Residential Mortgage Loan Trust, Ser 2018-1A, Cl A1A
4.000%, 12/25/2057 (A)(B)	1,341	1,354

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Nomura Asset Acceptance Alternative Loan Trust, Ser 2004-AP3, Cl A6
5.293%, 10/25/2034	$74	$76
Nomura Asset Acceptance Alternative Loan Trust, Ser 2004-AR3, Cl M1
3.205%, VAR ICE LIBOR USD 1 Month+1.140%, 11/25/2034	2,246	2,253
Nomura Asset Acceptance Alternative Loan Trust, Ser 2004-AR4, Cl M1
3.165%, VAR ICE LIBOR USD 1 Month+1.100%, 12/25/2034	2,620	2,616
Nomura Resecuritization Trust, Ser 2014-6R, Cl 5A1
3.585%, 04/26/2037 (A)(B)	788	798
Nomura Resecuritization Trust, Ser 2015-1R, Cl 5A1
2.643%, VAR 12 Month Treas Avg+0.990%, 06/26/2046 (A)	2,681	2,650
Nomura Resecuritization Trust, Ser 2015-2R, Cl 5A1
2.423%, VAR 12 Month Treas Avg+0.770%, 04/26/2047 (A)	1,231	1,201
Nomura Resecuritization Trust, Ser 2015-4R, Cl 3A2
3.792%, 02/26/2036 (A)(B)	5,020	5,045
OBX Trust, Ser 2018-1, Cl A2
2.715%, VAR ICE LIBOR USD 1 Month+0.650%, 06/25/2057 (A)	4,566	4,568
One Market Plaza Trust, Ser 2017-1MKT, Cl D
4.146%, 02/10/2032 (A)	1,275	1,262
One Market Plaza Trust, Ser 2017-MKT, Cl C
4.016%, 02/10/2032 (A)	1,935	1,931
PHH Mortgage Capital, Ser 2008-CIM2, Cl 1A1
4.332%, VAR ICE LIBOR USD 1 Month+2.250%, 07/25/2038	711	696
Provident Funding Mortgage Loan Trust, Ser 2003-1, Cl A
4.335%, 08/25/2033 (B)	1,307	1,319
Provident Funding Mortgage Loan Trust, Ser 2005-2, Cl 2A1A
4.285%, 10/25/2035 (B)	796	807
Provident Funding Mortgage Loan Trust, Ser 2005-2, Cl 3A
4.369%, 10/25/2035 (B)	997	1,000
RALI Trust, Ser 2007-QO3, Cl A1
2.225%, VAR ICE LIBOR USD 1 Month+0.160%, 03/25/2047	966	885
Residential Accredit Loans, Ser 2006-QO10, Cl A1
2.225%, VAR ICE LIBOR USD 1 Month+0.160%, 01/25/2037	3,512	3,324

20	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Residential Asset Securitization Trust, Ser 2007-A8, Cl 3A1
6.215%, 08/25/2022 (B)	$666	$560
Sequoia Mortgage Trust, Ser 2002-10, Cl 1A
2.877%, VAR ICE LIBOR USD 1 Month+0.800%, 10/20/2027	953	929
Sequoia Mortgage Trust, Ser 2002-9, Cl 1A
2.777%, VAR ICE LIBOR USD 1 Month+0.700%, 09/20/2032	1,088	1,035
Sequoia Mortgage Trust, Ser 2004-12, Cl A1
2.617%, VAR ICE LIBOR USD 1 Month+0.540%, 01/20/2035	3,312	3,277
Sequoia Mortgage Trust, Ser 2004-3, Cl A
2.864%, VAR ICE LIBOR USD 6 Month+0.500%, 05/20/2034	1,952	1,887
Sequoia Mortgage Trust, Ser 2004-5, Cl A1
3.514%, 06/20/2034 (B)	1,906	1,882
Sequoia Mortgage Trust, Ser 2012-1, Cl 1A1
2.865%, 01/25/2042 (B)	1,165	1,171
Sequoia Mortgage Trust, Ser 2013-1, Cl 1A1
1.450%, 02/25/2043 (B)	906	872
SG Residential Mortgage Trust, Ser 2018-1, Cl A1
3.425%, 04/27/2048 (A)(B)	361	360
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-2, Cl 4A2
3.973%, 03/25/2034 (B)	1,515	1,514
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-9XS, Cl A
2.435%, VAR ICE LIBOR USD 1 Month+0.370%, 07/25/2034	4,738	4,746
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-7, Cl 1A3
3.804%, 04/25/2035 (B)	1,282	1,273
Structured Asset Mortgage Investments II Trust, Ser 2004-AR5, Cl 1A1
2.737%, VAR ICE LIBOR USD 1 Month+0.660%, 10/19/2034	1,402	1,384
Structured Asset Mortgage Investments II Trust, Ser 2004-AR8, Cl A1
2.757%, VAR ICE LIBOR USD 1 Month+0.680%, 05/19/2035	2,729	2,690
Structured Asset Securities Mortgage Loan Trust, Ser 2005-WF3, Cl M1
2.785%, VAR ICE LIBOR USD 1 Month+0.720%, 07/25/2035	954	956
Structured Asset Securities Mortgage Loan Trust, Ser 2006-WF3, Cl A4
2.375%, VAR ICE LIBOR USD 1 Month+0.310%, 09/25/2036	1,030	1,027

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Thornburg Mortgage Securities Trust, Ser 2003-4, Cl A1
2.705%, VAR ICE LIBOR USD 1 Month+0.640%, 09/25/2043	$1,235	$1,230
Thornburg Mortgage Securities Trust, Ser 2005-1, Cl A3
3.438%, 04/25/2045 (B)	2,941	2,961
Thornburg Mortgage Securities Trust, Ser 2007-1, Cl A2B
4.112%, VAR ICE LIBOR USD 12 Month+1.300%, 03/25/2037	1,447	1,249
Thornburg Mortgage Securities Trust, Ser 2007-4, Cl 3A1
4.192%, 09/25/2037 (B)	2,684	2,696
UBS Commercial Mortgage Trust, Ser 2012- C1, Cl XA, IO
2.256%, 05/10/2045 (A)(B)	10,392	626
Velocity Commercial Capital Loan Trust, Ser 2016-1, Cl AFL
4.515%, VAR LIBOR USD 1 Month+2.450%, 04/25/2046 (A)	1,682	1,711
Velocity Commercial Capital Loan Trust, Ser 2016-2, Cl AFL
3.865%, VAR LIBOR USD 1 Month+1.800%, 10/25/2046	1,136	1,150
Velocity Commercial Capital Loan Trust, Ser 2017-1, Cl AFL
3.315%, VAR LIBOR USD 1 Month+1.250%, 05/25/2047 (A)	2,362	2,377
Verus Securitization Trust, Ser 2017-2A, Cl A1
2.485%, 07/25/2047 (A)(B)	2,656	2,600
Verus Securitization Trust, Ser 2017-SG1A, Cl A1
2.690%, 11/25/2047 (A)(B)	2,488	2,465
Verus Securitization Trust, Ser 2018-1, Cl A1
2.929%, 02/25/2048 (A)(B)	3,612	3,573
Verus Securitization Trust, Ser 2018-INV1, Cl A1
3.626%, 03/25/2058 (A)(B)	62	62
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C32, Cl AJ
6.057%, 06/15/2049 (B)	332	336
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C34, Cl C
6.402%, 05/15/2046 (B)	1,500	1,532
Waldorf Astoria Boca Raton Trust, Ser 2016- BOCA, Cl E
6.413%, VAR LIBOR USD 1 Month+4.350%, 06/15/2029 (A)	4,000	4,005

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	21

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Waldorf Astoria Boca Raton Trust, Ser 2016- BOCA, Cl B
4.113%, VAR LIBOR USD 1 Month+2.050%, 06/15/2029 (A)	$3,000	$3,001
WaMu Commercial Mortgage Securities Trust, Ser 2006-SL1, Cl B
2.817%, 11/23/2043 (A)(B)	874	825
WaMu Commercial Mortgage Securities Trust, Ser 2007-SL2, Cl B
3.160%, 12/27/2049 (A)(B)	761	725
WaMu Commercial Mortgage Securities Trust, Ser 2007-SL2, Cl D
3.744%, 12/27/2049 (A)(B)	1,500	1,523
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
3.470%, 10/25/2033 (B)	1,870	1,897
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
4.118%, 08/25/2033 (B)	1,194	1,222
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
3.903%, 09/25/2033 (B)	1,741	1,785
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR1, Cl A
3.718%, 03/25/2034 (B)	5,509	5,626
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR10, Cl A1B
2.485%, VAR ICE LIBOR USD 1 Month+0.420%, 07/25/2044	2,821	2,831
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR11, Cl A
3.857%, 10/25/2034 (B)	1,392	1,397
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR13, Cl A2A
2.805%, VAR ICE LIBOR USD 1 Month+0.740%, 11/25/2034	1,864	1,834
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR13, Cl A1A
2.785%, VAR ICE LIBOR USD 1 Month+0.720%, 11/25/2034	1,345	1,341
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR14, Cl A1
3.500%, 01/25/2035 (B)	2,768	2,833
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR2, Cl A
3.148%, VAR 12 Month Treas Avg+1.400%, 04/25/2044	3,858	3,801
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR8, Cl A2
2.465%, VAR ICE LIBOR USD 1 Month+0.400%, 06/25/2044	1,998	1,977

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates, Ser 2004-CB2, Cl 1A
5.000%, 07/25/2034	$706	$729
WaMu Mortgage Pass-Through Certificates, Ser 2004-CB4, Cl 22A
6.000%, 12/25/2019	37	37
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR1, Cl A1A
2.705%, VAR ICE LIBOR USD 1 Month+0.640%, 01/25/2045	1,459	1,500
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR11, Cl A1A
2.385%, VAR ICE LIBOR USD 1 Month+0.320%, 08/25/2045	1,907	1,907
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A1
2.355%, VAR ICE LIBOR USD 1 Month+0.290%, 10/25/2045	1,977	1,977
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A2
3.198%, VAR 12 Month Treas Avg+1.450%, 10/25/2045	355	366
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR14, Cl 1A4
3.457%, 12/25/2035 (B)	88	89
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR19, Cl A1A1
2.335%, VAR ICE LIBOR USD 1 Month+0.270%, 12/25/2045	157	157
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR6, Cl 2A1A
2.525%, VAR ICE LIBOR USD 1 Month+0.460%, 04/25/2045	3,684	3,670
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR8, Cl 2A1A
2.645%, VAR ICE LIBOR USD 1 Month+0.580%, 07/25/2045	2,068	2,081
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR9, Cl A1A
2.705%, VAR ICE LIBOR USD 1 Month+0.640%, 07/25/2045	1,363	1,358
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR1, Cl 2A1A
2.818%, VAR 12 Month Treas Avg+1.070%, 01/25/2046	1,599	1,601
WaMu Mortgage Pass-Through Certificates, Ser 2007-OA3, Cl 5A
2.184%, VAR Cost of Funds 11th District of San Fran+1.250%, 04/25/2047	2,816	2,471

22	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2005-3, Cl M4
2.950%, VAR ICE LIBOR USD 1 Month+0.885%, 11/25/2035	$1,530	$1,535
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-H, Cl A1
4.391%, 09/25/2033 (B)	1,242	1,258
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-K, Cl 1A1
3.682%, 11/25/2033 (B)	763	776
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-E, Cl A1
4.349%, 05/25/2034 (B)	214	218
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-K, Cl 1A2
4.481%, 07/25/2034 (B)	593	604
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-N, Cl A7
4.602%, 08/25/2034 (B)	1,554	1,576
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-O, Cl A1
4.635%, 08/25/2034 (B)	1,221	1,255
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-Q, Cl 1A2
4.567%, 09/25/2034 (B)	1,554	1,588
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-R, Cl 1A1
4.316%, 09/25/2034 (B)	1,693	1,723
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-R, Cl 2A1
4.343%, 09/25/2034 (B)	120	124
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-S, Cl A1
4.383%, 09/25/2034 (B)	424	434
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-U, Cl A1
4.235%, 10/25/2034 (B)	2,834	2,857
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-Y, Cl 3A1
3.749%, 11/25/2034 (B)	2,132	2,172
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-Z, Cl 2A1
3.738%, 12/25/2034 (B)	1,563	1,595
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-Z, Cl 1A2
3.751%, 12/25/2034 (B)	724	728
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR1, Cl 1A1
3.842%, 02/25/2035 (B)	2,962	3,029
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR10, Cl 2A2
4.133%, 06/25/2035 (B)	1,711	1,758

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR10, Cl 2A17
4.133%, 06/25/2035 (B)	$549	$564
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR10, Cl 1A1
4.237%, 06/25/2035 (B)	2,542	2,667
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR11, Cl 1A1
3.939%, 06/25/2035 (B)	758	768
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR12, Cl 2A5
4.059%, 06/25/2035 (B)	1,479	1,514
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR16, Cl 2A1
3.804%, 02/25/2034 (B)	520	534
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR2, Cl 3A1
3.873%, 03/25/2035 (B)	777	791
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR3, Cl 2A1
4.310%, 03/25/2035 (B)	741	754
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR7, Cl 2A1
4.365%, 05/25/2035 (B)	94	94
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR8, Cl 1A1
4.222%, 06/25/2035 (B)	797	815
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR8, Cl 3A2
4.287%, 06/25/2035 (B)	906	933
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR9, Cl 3A1
4.237%, 06/25/2034 (B)	963	993
WFCG Commercial Mortgage Trust, Ser 2015- BXRP, Cl C
3.834%, VAR LIBOR USD 1 Month+1.772%, 11/15/2029 (A)	1,607	1,606
WFRBS Commercial Mortgage Trust, Ser 2011-C2, Cl XA, IO
0.970%, 02/15/2044 (A)(B)	14,326	234

		435,227

Total Mortgage-Backed Securities (Cost $531,328) ($ Thousands)		534,962

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	23

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS — 27.6%

Aerospace/Defense — 0.5%
Sequa Mezzanine Holdings L.L.C., Initial Loan, 2nd Lien
11.200%, VAR LIBOR+9.000%, 04/28/2022	$2,136	$2,093
Sequa Mezzanine Holdings L.L.C., Initial Term Loan, 1st Lien
7.186%, VAR LIBOR+5.500%, 11/28/2021	2,686	2,632
7.137%, VAR LIBOR+5.000%, 11/28/2021	7	7
Transdigm Inc., New Tranche E Term Loan (2018), 1st Lien
4.576%, VAR LIBOR+2.500%, 05/30/2025	999	997
Transdigm Inc., New Tranche F Term Loan (2018), 1st Lien
4.576%, VAR LIBOR+2.500%, 06/09/2023	4,374	4,364

		10,093

Airlines — 0.8%
Air Medical Group Holdings, Inc., 2018 Term Loan, 1st Lien
5.321%, VAR LIBOR+3.250%, 04/28/2022	5,655	5,550
Air Methods Corporation, Initial Term Loan, 1st Lien
5.834%, VAR LIBOR+3.500%, 04/22/2024	4,316	3,942
American Airlines, Inc., Term Loan
4.063%, VAR LIBOR+2.000%, 12/14/2023	4,493	4,457

		13,949

Building Materials — 1.2%
American Builders & Contractors Supply Co., Inc., Term B-2 Loan, 1st Lien
4.076%, VAR LIBOR+2.000%, 10/31/2023	6,266	6,235
Forterra Finance, LLC, Replacement Term Loan, 1st Lien
5.076%, VAR LIBOR+3.000%, 10/25/2023	5,459	5,107
Hillman Group, Inc., The, Initial Term Loan, 1st Lien
5.834%, VAR LIBOR+3.500%, 05/30/2025 (D)	2,915	2,903
Jeld-Wen, Inc., Term B-4 Loan, 1st Lien
4.334%, VAR LIBOR+2.000%, 12/14/2024	1,923	1,921

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
SRS Distribution Inc., Initial Term Loan, 1st Lien
5.441%, VAR LIBOR+3.250%, 05/23/2025	$2,041	$1,993
Summit Materials, LLC, New Term Loan, 1st Lien
4.076%, VAR LIBOR+2.000%, 11/21/2024	2,005	2,006

		20,165

Cable/Wireless Video — 0.1%
Telenet Financing, Term Loan AN
4.313%, VAR LIBOR+2.250%, 08/15/2026	2,528	2,496

Chemicals — 2.2%
Charter NEX US, Inc., Initial Term Loan, 1st Lien
5.076%, VAR LIBOR+3.250%, 05/16/2024	4,460	4,450
Entegris, Inc., New Tranche B Term Loan, 1st Lien
4.326%, VAR LIBOR+2.250%, 04/30/2021	2,326	2,332
H.B. Fuller Company, Commitment, 1st Lien
4.077%, VAR LIBOR+2.000%, 10/20/2024	4,287	4,282
Kraton Polymers LLC, Dollar Replacement Term Loan (2018), 1st Lien
4.576%, VAR LIBOR+2.500%, 03/08/2025	1,101	1,105
PQ Corporation, Third Amendment Tranche B-1 Term Loan, 1st Lien
4.576%, VAR LIBOR+2.500%, 02/08/2025	1,748	1,749
Pregis Holding I Corporation, Term Loan, 1st Lien
5.834%, VAR LIBOR+3.500%, 05/20/2021	3,627	3,613
Reynolds Group Holdings Inc., Incremental U.S. Term Loan, 1st Lien
4.826%, VAR LIBOR+2.750%, 02/05/2023	5,239	5,254
Ring Container Technologies Group, LLC, Initial Term Loan, 1st Lien
4.826%, VAR LIBOR+2.750%, 10/31/2024	4,438	4,436
Trinseo Materials Operating S.C.A., Refinancing Term Loans
4.076%, 09/06/2024	989	988

24	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Tronox Blocked Borrower LLC, Blocked Dollar Term Loan, 1st Lien
5.076%, VAR LIBOR+3.000%, 09/23/2024	$929	$932
Tronox Finance LLC, Initial Dollar Term Loan, 1st Lien
5.077%, VAR LIBOR+3.000%, 09/23/2024	2,144	2,150
Wilsonart LLC, Tranche D Term Loan, 1st Lien
5.590%, VAR LIBOR+3.250%, 12/19/2023	6,253	6,266

		37,557

Computers & Electronics — 3.0%
Applied Systems, Inc., Initial Term Loan, 1st Lien
5.334%, VAR LIBOR+3.000%, 09/19/2024	4,431	4,446
Applied Systems, Inc., Initial Term Loan, 2nd Lien
9.334%, VAR LIBOR+7.000%, 09/19/2025	354	363
Cvent, Inc., Term Loan, 1st Lien
5.826%, VAR LIBOR+3.750%, 11/29/2024	3,040	3,033
Cypress Intermediate Holdings III, Inc. (fka Jaguar Holding Inc.), Initial Term Loan, 1st Lien
5.080%, VAR LIBOR+3.000%, 04/29/2024	1,099	1,097
Cypress Intermediate Holdings III, Inc. (fka Jaguar Holding Inc.), Initial Term Loan, 2nd Lien
8.826%, VAR LIBOR+6.750%, 04/28/2025	672	676
Diebold Nixdorf, Incorporated (f/k/a Diebold, Incorporated), New Dollar Term B Loan, 1st Lien
4.875%, VAR LIBOR+2.750%, 11/06/2023	646	545
Diebold Nixdorf, Term Loan A, 1st Lien
0.000%, 08/24/2022 (D)	1,517	1,563
EIG Investors Corp., Refinancing Loan (2018), 1st Lien
5.815%, VAR LIBOR+3.750%, 02/09/2023	16	16
Epicor Software Corporation (fka Eagle Parent Inc.), Term B Loan, 1st Lien
5.330%, VAR LIBOR+3.750%, 06/01/2022	1,709	1,709

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Evergreen Skills Lux S.À R.L., Initial Term Loan, 1st Lien
6.826%, VAR LIBOR+1.239%, 04/28/2021	$2,138	$2,067
First Data Corporation, 2024A New Dollar Term Loan, 1st Lien
4.066%, VAR LIBOR+2.000%, 04/26/2024	4,453	4,446
Go Daddy Operating Company, LLC (GD Finance Co, Inc.), Tranche B-1 Term Loan, 1st Lien
4.326%, VAR LIBOR+2.250%, 02/15/2024	5,295	5,308
Hyland Software, 1st Lien
5.326%, VAR LIBOR+3.250%, 07/01/2022	1,142	1,148
Hyland Software, Inc., Initial Loan, 2nd Lien
9.076%, VAR LIBOR+7.000%, 07/07/2025	1,065	1,077
KEMET (KEMET Electronics), Initial Term Loan, 1st Lien
8.076%, VAR LIBOR+6.000%, 04/26/2024	1,738	1,764
MA Financeco., LLC, Tranche B-3 Term Loan, 1st Lien
4.576%, VAR LIBOR+2.750%, 06/21/2024	252	252
Misys Limited, Dollar Term Loan, 1st Lien
5.576%, VAR LIBOR+3.500%, 06/13/2024	1,277	1,271
Misys Limited, Dollar Term Loan, 2nd Lien
9.326%, VAR LIBOR+7.250%, 06/13/2025	460	451
Oberthur, Cov-Lite, 1st Lien
6.084%, VAR LIBOR+3.750%, 01/10/2024	835	838
ON Semiconductor, 2018 New Replacement Term B-3 Loan
3.826%, VAR LIBOR+1.750%, 03/31/2023	968	969
Optiv Inc., Initial Term Loan, 1st Lien
5.313%, VAR LIBOR+3.250%, 02/01/2024	1,271	1,229
Rocket Software, Inc., Loan, 2nd Lien
11.834%, VAR LIBOR+9.500%, 10/14/2024	400	400
Rocket Software, Inc., Term Loan, 1st Lien
6.084%, VAR LIBOR+4.250%, 10/14/2023	1,494	1,501

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	25

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Seattle SpinCo, Inc., Initial Term Loan, 1st Lien
4.576%, VAR LIBOR+2.750%, 06/21/2024	$1,703	$1,699
Solera, LLC (Solera Finance, Inc.), Dollar Term Loan, 1st Lien
4.826%, VAR LIBOR+3.250%, 03/03/2023	2,742	2,739
SS&C Technologies Holdings, Inc., Term B-3 Loan, 1st Lien
4.326%, VAR LIBOR+2.250%, 04/16/2025	2,508	2,509
SS&C Technologies Holdings, Inc., Term B-4 Loan, 1st Lien
4.326%, VAR LIBOR+2.250%, 04/16/2025	962	962
Uber Technologies, Inc., Term Loan, 1st Lien
6.080%, VAR LIBOR+4.000%, 04/04/2025	4,719	4,749
Veritas US Inc., New Dollar Term B Loan, 1st Lien
6.834%, VAR LIBOR+4.500%, 01/27/2023	240	227
6.576%, VAR LIBOR+4.500%, 01/27/2023	1,201	1,137

		50,191

Construction — 0.0%
Pike Corporation, Initial Term Loan
5.580%, VAR LIBOR+3.500%, 03/23/2025	703	708

Consumer Nondurables — 0.1%
Energizer Holdings Inc., Term Loan B, 1st Lien
0.000%, 06/20/2025 (D)	518	521
Prestige Brands, Inc. , Term B-4 Loan, 1st Lien
4.076%, VAR LIBOR+2.750%, 01/26/2024	1,028	1,026
Revlon Consumer Products Corporation, Initial Term B Loan, 1st Lien
5.813%, VAR LIBOR+3.500%, 09/07/2023	103	77
5.576%, VAR LIBOR+3.500%, 09/07/2023	1	—
Samsonite International S.A., Initial Tranche B Term Loan
3.826%, VAR LIBOR+1.750%, 04/25/2025	450	447

		2,071

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)

Education Services — 0.1%
St. George’s University Scholastic Services, Term Loan
5.580%, 07/17/2025	$70	$71
St. George’s University Scholastic Services, Term Loan B
5.580%, 06/20/2025 (D)	2,298	2,321

		2,392

Energy — 0.2%
Bison Midstream, Term Loan B, 1st Lien
6.077%, 05/21/2025	1,189	1,177
Consolidated Energy, Term Loan B, 1st Lien
4.571%, 05/07/2025	2,347	2,344

		3,521

Entertainment And Leisure — 0.9%
AMC Entertainment Holdings, Inc. (fka AMC Entertainment Inc.), Initial Term Loan, 1st Lien
4.313%, VAR LIBOR+2.250%, 12/15/2022	6,195	6,193
EMI Music Publishing, Term Loan, 1st Lien
4.327%, 08/20/2023	970	968
Hoya Midco, LLC, Initial Term Loan, 1st Lien
5.576%, VAR LIBOR+3.500%, 06/30/2024	1,226	1,216
Seaworld Parks & Entertainment, Inc. (f/k/a SW Acquisitions Co., Inc.), Term B-2 Loan, 1st Lien
4.326%, VAR LIBOR+2.250%, 05/14/2020	1,906	1,904
UFC Holdings, LLC, Term Loan, 1st Lien
5.330%, VAR LIBOR+3.250%, 08/18/2023	1,519	1,524
WMG Acquisition Corp., Tranche F Term Loan, 1st Lien
4.201%, VAR LIBOR+2.125%, 11/01/2023	4,162	4,144

		15,949

Environmental Services — 0.0%
Emerald 2 Limited, Facility B1, 1st Lien
6.334%, VAR LIBOR+4.000%, 05/14/2021	351	352

		352

Financial Services — 0.2%
Advisor Group, Term Loan, 1st Lien
5.810%, 08/08/2025	849	854
Blackhawk Network Holdings, Inc., Term Loan, 1st Lien
5.183%, VAR LIBOR+3.000%, 06/15/2025 (D)	2,055	2,061

26	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Focus Financial Partners, LLC, Term Loan, 1st Lien
0.000%, 07/03/2024 (D)	$1,265	$1,267

		4,182

Gaming And Hotels — 1.5%
Boyd Gaming Corporation, Refinancing Term B Loan, 1st Lien
4.207%, VAR LIBOR+2.500%, 09/15/2023	2,982	2,996
Caesars Entertainment Op Co Inc, Term Loan B
4.076%, VAR LIBOR+2.000%, 10/07/2024	1,460	1,458
Caesars Resort Collection, LLC (fka Caesars Growth Properties Holdings, LLC), Term B Loan, 1st Lien
4.826%, VAR LIBOR+2.750%, 12/23/2024	3,196	3,205
ESH Hospitality, Inc., Third Repriced Term Loan, 1st Lien
4.076%, VAR LIBOR+2.000%, 08/30/2023	2,810	2,805
Golden Nugget, Inc., Initial B Term Loan, 1st Lien
4.826%, VAR LIBOR+2.750%, 10/04/2023	671	672
4.817%, VAR LIBOR+2.750%, 10/04/2023	501	502
Mohegan Tribal Gaming Authority, Term B Loan, 1st Lien
6.076%, VAR LIBOR+4.000%, 10/13/2023	5,360	4,941
Penn National Gaming, Inc., Term B Facility Refinancing Loan
4.576%, VAR LIBOR+2.500%, 01/19/2024	503	503
Scientific Games International, Inc., Initial Term B-5 Loan
4.826%, VAR LIBOR+2.750%, 08/14/2024	3,494	3,483
Station Casinos LLC, Term B Facility Loan, 1st Lien
4.580%, VAR LIBOR+2.500%, 06/08/2023	2,747	2,752

		23,317

Health Care — 3.8%
Acadia Healthcare Company, Inc., Tranche B-3 Term Loan, 1st Lien
4.576%, VAR LIBOR+2.500%, 02/11/2022	1,319	1,325

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Acadia Healthcare Company, Inc., Tranche B-4 Term Loan, 1st Lien
4.576%, VAR LIBOR+2.500%, 02/16/2023	$3,141	$3,155
Albany Molecular, Term Loan, 1st Lien
9.076%, VAR LIBOR+7.000%, 08/30/2025 (D)	573	573
Auris Luxembourg III S.A R.L., Incremental Facility B7, 1st Lien
5.334%, VAR LIBOR+3.000%, 01/17/2022	2,723	2,743
Bausch Health Companies Inc., Initial Term Loan, 1st Lien
5.081%, VAR LIBOR+3.000%, 06/02/2025	2,662	2,670
BPA Laboratories, 2nd Lien
10.084%, VAR LIBOR+2.500%, 04/29/2020 (C)	3,418	3,281
Concentra Inc., Initial Term Loan, 2nd Lien
8.590%, VAR LIBOR+6.500%, 06/01/2023	480	486
DJO Finance LLC, Initial Term Loan, 1st Lien
5.587%, VAR LIBOR+3.250%, 06/08/2020	3,181	3,179
5.326%, VAR LIBOR+3.250%, 06/08/2020	3,157	3,154
Envision Healthcare Corporation (fka Emergency Medical Services Corporation), Initial Term Loan, 1st Lien
5.080%, VAR LIBOR+3.000%, 12/01/2023	3,723	3,718
Equinox Fitness Clubs, Term Loan, 1st Lien
5.076%, 03/08/2024	6,022	6,046
Equinox Holdings, Initial Loan, 1st Lien
9.076%, VAR LIBOR+7.000%, 09/06/2024	2,050	2,095
Grifols Worldwide Operations Limited, Tranche B Term Loan, 1st Lien
4.207%, VAR LIBOR+2.250%, 01/31/2025	3,953	3,968
Hanger, Inc., Term B Loan, 1st Lien
5.576%, VAR LIBOR+3.500%, 03/06/2025	4,474	4,457
Immucor, Inc., Term B-3 Loan, 1st Lien
7.169%, VAR LIBOR+5.000%, 06/15/2021	3,500	3,538
Jaguar Holding Company I, LLC (fka Jaguar Holding Company I), 2018 Term Loan, 1st Lien
4.576%, VAR LIBOR+2.500%, 08/18/2022	4,537	4,533

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	27

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Life Time Fitness, Inc., 2017 Refinancing Term Loan, 1st Lien
5.063%, VAR LIBOR+2.750%, 06/10/2022	$6,201	$6,198
Radiology Partners, Term Loan, 1st Lien
6.589%, 07/09/2025	2,100	2,090
Radnet Management, Inc., Term B-1 Loan, 1st Lien
7.750%, VAR LIBOR+3.750%, 06/30/2023	107	107
6.090%, VAR LIBOR+3.750%, 06/30/2023	7,678	7,718
Sterigenics-Nordion Holdings, LLC, Incremental Term Loan, 1st Lien
5.334%, VAR LIBOR+3.000%, 05/15/2022	2,624	2,626
Surgery Center Holdings, Inc., Initial Term Loan, 1st Lien
5.570%, VAR LIBOR+3.250%, 09/02/2024	2,199	2,195

		69,855

Information Technology — 0.7%
Ceridian, Term Loan B, 1st Lien
5.326%, 04/30/2025	2,530	2,530
EIG Investors Corp., Refinancing Loan (2018), 1st Lien
6.061%, VAR LIBOR+3.750%, 02/09/2023	3,132	3,144
Infoblox Inc., Term Loan B1, 1st Lien
6.576%, 11/07/2023	2,277	2,289
Integrated Device Technology, Inc., Term Loan
4.575%, 04/04/2024	1,151	1,148
Iron Mountain Inc., Term Loan B
3.826%, 01/02/2026	4,262	4,201
SS&C Technologies, Term Loan B, 1st Lien
0.000%, 04/16/2025 (D)	195	195

		13,507

Insurance — 1.2%
Acrisure, LLC, 2017-2 Refinancing Term Loan, 1st Lien
6.592%, VAR LIBOR+4.250%, 11/22/2023	357	357
Acrisure, Term Loan B, 1st Lien
6.086%, 11/22/2023	1,515	1,514
Alliant Holdings Intermediate, LLC, Initial Term Loan (2018), 1st Lien
5.067%, VAR LIBOR+3.000%, 05/09/2025	2,120	2,119

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
AmWINS Group, Inc., Term Loan, 1st Lien
4.830%, VAR LIBOR+2.750%, 01/25/2024	$616	$617
4.826%, VAR LIBOR+2.750%, 01/25/2024	2,105	2,107
Asurion, LLC (fka Asurion Corporation), Amendment No. 14 Replacement B-4 Term Loan, 1st Lien
5.076%, VAR LIBOR+2.750%, 08/04/2022	1,467	1,474
Asurion, LLC (fka Asurion Corporation), Replacement B-6 Term Loan, 1st Lien
5.076%, VAR LIBOR+3.000%, 11/03/2023	2,540	2,547
Asurion, LLC (fka Asurion Corporation), Second Lien Replacement B-2 Term Loan, 2nd Lien
8.576%, VAR LIBOR+6.000%, 08/04/2025	4,459	4,585
Asurion, LLC (fka Asurion Corporation), Term Loan B-7
5.076%, VAR LIBOR+3.000%, 11/03/2024 (D)	777	779
Hub International Limited, Initial Term Loan, 1st Lien
5.335%, VAR LIBOR+3.000%, 04/25/2025	2,769	2,765
5.165%, VAR LIBOR+3.000%, 04/25/2025	7	7
MPH Acquisition Holdings LLC, Initial Term Loan, 1st Lien
5.084%, VAR LIBOR+3.000%, 06/07/2023	2,456	2,454

		21,325

Leasing — 0.2%
AVSC Holding Corp., Initial Loan, 2nd Lien
9.592%, VAR LIBOR+7.250%, 09/01/2025	1,132	1,116
AVSC Holding Corp., Initial Term Loan, 1st Lien
5.591%, VAR LIBOR+3.250%, 03/03/2025	1,663	1,646
5.423%, VAR LIBOR+3.250%, 03/03/2025	221	219
CH Hold Corp., Initial Term Loan, 1st Lien
5.076%, VAR LIBOR+3.000%, 02/01/2024	766	768
CH Hold Corp., Initial Term Loan, 2nd Lien
9.326%, VAR LIBOR+7.250%, 02/03/2025	468	473

		4,222

28	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)

Machinery — 0.5%
Clark Equipment Company, Repriced Term Loan, 1st Lien
4.334%, VAR LIBOR+2.000%, 05/18/2024	$855	$854
Columbus McKinnon Corporation, Repriced Term Loan, 1st Lien
4.834%, VAR LIBOR+2.500%, 01/31/2024	990	991
Gardner Denver, Inc., Tranche B-1 Dollar Term Loan, 1st Lien
4.826%, VAR LIBOR+2.750%, 07/30/2024	2,519	2,526
RBS Global, Inc. (Rexnord LLC), Refinancing Term Loan, 1st Lien
4.065%, VAR LIBOR+2.000%, 08/21/2024	1,481	1,485
Terex Corporation, Incremental U.S. Term Loan (2018), 1st Lien
4.334%, VAR LIBOR+2.000%, 01/31/2024	3,896	3,897

		9,753

Manufacturing — 0.1%
Lumentum, Term Loan B, 1st Lien
0.000%, 08/08/2025 (D)	790	792
SI Group/Addivant, Term Loan, 1st Lien
0.000%, 08/17/2025 (D)	555	544
Sivantos/Widex, Term Loan B, 1st Lien
0.000%, 07/24/2025 (D)	1,177	1,185

		2,521

Materials — 0.1%
LBM, Term Loan, 1st Lien
5.945%, 08/20/2022	1,608	1,615

Media — 1.4%
Altice Financing S.A., October 2017 USD Term Loan, 1st Lien
4.814%, VAR LIBOR+2.750%, 01/31/2026	2,443	2,356
Altice US Finance I Corporation, March 2017 Refinancing Term Loan, 1st Lien
4.326%, VAR LIBOR+2.250%, 07/28/2025	3,484	3,476
Cumulus Media New Holdings Inc., Term Loan, 1st Lien
6.580%, VAR LIBOR+4.500%, 05/13/2022	2,653	2,606
Gray Television, Inc., Term B-2 Loan, 1st Lien
4.331%, VAR LIBOR+2.250%, 02/07/2024	2,280	2,281

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
MCC Iowa LLC, Tranche M Term Loan, 1st Lien
3.960%, VAR LIBOR+2.000%, 01/15/2025	$2,994	$2,992
Mission Broadcasting, Inc., Term B-2 Loan, 1st Lien
4.582%, VAR LIBOR+2.500%, 01/17/2024	437	439
Nexstar Broadcasting, Inc., Term B-2 Loan, 1st Lien
4.582%, VAR LIBOR+2.500%, 01/17/2024	3,213	3,224
Numericable U.S. LLC, USD TLB-[12] Term Loan, 1st Lien
5.751%, VAR LIBOR+3.688%, 01/31/2026	585	561
Numericable U.S. LLC, USD TLB-11 Term Loan, 1st Lien
4.825%, VAR LIBOR+2.750%, 07/31/2025	2,636	2,495
Townsquare Media, 1st Lien
5.076%, VAR LIBOR+3.000%, 04/01/2022	2,006	2,006
Tribune Media Company (fka Tribune Company), Term C Loan, 1st Lien
5.076%, VAR LIBOR+3.000%, 01/26/2024	2,526	2,531
UPC Financing Partnership , Facility AR, 1st Lien
4.563%, VAR LIBOR+2.500%, 01/15/2026	4,380	4,365

		29,332

Metals & Mining — 0.4%
BWay Holding Company , Initial Term Loan, 1st Lien
5.581%, VAR LIBOR+3.250%, 04/03/2024	1,272	1,267
Crown Holdings, Inc., Dollar Term B Loan, 1st Lien
4.076%, VAR LIBOR+2.000%, 04/03/2025	1,246	1,249
Dynacast International LLC, Term B-2 Loan, 1st Lien
5.584%, VAR LIBOR+3.250%, 01/28/2022	810	806
Murray Energy Corporation, Superpriority Term B-2 Loan, 1st Lien
9.326%, VAR LIBOR+7.250%, 10/17/2022	4,407	4,109

		7,431

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	29

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)

Oil & Gas — 1.2%
California Resources Corporation, Initial Loan, 1st Lien
6.816%, VAR LIBOR+4.750%, 12/31/2022 (C)	$1,382	$1,401
California Resources Corporation, Loan, 1st Lien
12.440%, VAR LIBOR+10.375%, 12/31/2021	1,190	1,316
Chesapeake Energy Corporation, Class A Loan, 1st Lien
9.576%, VAR LIBOR+7.500%, 08/23/2021	1,895	1,976
Citgo Petroleum Corp.
5.837%, 07/29/2021	995	994
Energy Transfer Equity, L.P., Refinanced Loan, 1st Lien
4.065%, VAR LIBOR+2.000%, 02/02/2024	2,910	2,910
FTS International, Inc. (fka Frac Tech International, LLC), Initial Term Loan, 1st Lien
6.826%, VAR LIBOR+4.750%, 04/16/2021	3,062	3,064
Gulf Finance, LLC, Tranche B Term Loan, 1st Lien
7.590%, VAR LIBOR+5.250%, 08/25/2023	703	583
MEG Energy Corp., Initial Term Loan, 1st Lien
5.580%, VAR LIBOR+3.500%, 12/31/2023	359	360
MEG Energy, Initial Term Loan, 1st Lien
5.810%, VAR LIBOR+3.500%, 12/31/2023	248	249
Oryx Southern Delaware Holdings LLC, Initial Term Loan, 1st Lien
5.326%, VAR LIBOR+3.250%, 02/28/2025	2,214	2,166
Seadrill Operating LP (Seadrill Partners Finco LLC), Initial Term Loan, 1st Lien
8.334%, VAR LIBOR+6.000%, 02/21/2021	1,208	1,126
Summit Midstream Partners Holdings, LLC, Term Loan Credit Facility, 1st Lien
8.076%, VAR LIBOR+6.000%, 05/13/2022	1,562	1,582
Ultra Resources, Inc., Loan, 1st Lien
5.077%, VAR LIBOR+3.000%, 04/12/2024	1,297	1,160

		18,887

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)

Printing & Publishing — 0.7%
A-L Parent LLC, Initial Term Loan, 1st Lien
5.330%, VAR LIBOR+3.250%, 12/01/2023	$1,677	$1,689
Dex Media, Inc., Loan, 1st Lien
12.080%, VAR LIBOR+10.000%, 07/29/2021	531	540
Houghton Mifflin Harcourt Publishers, Term Loan, 1st Lien
5.076%, VAR LIBOR+3.000%, 05/28/2021	3,371	3,122
Lee Enterprises, Incorporated, Term Loan, 1st Lien
8.326%, VAR LIBOR+6.250%, 03/31/2019	69	69
McGraw-Hill Global Education Holdings, LLC, Term B Loan, 1st Lien
6.076%, VAR LIBOR+4.000%, 05/04/2022	1,333	1,270
Meredith Corporation, Term Loan, 1st Lien
5.076%, VAR LIBOR+3.000%, 01/31/2025	3,283	3,290
Multi-Color Corporation, Term B Loan, 1st Lien
4.326%, VAR LIBOR+2.250%, 10/31/2024	1,385	1,388

		11,368

Professional & Business Services — 2.3%
Albany Molecular, Term Loan, 1st Lien
5.326%, VAR LIBOR+3.250%, 08/30/2024	3,511	3,507
AVSC Holding Corp., Initial Term Loan, 1st Lien
5.587%, VAR LIBOR+3.250%, 03/03/2025	1,003	993
Checkout Holding Corp., Term B Loan, 1st Lien
5.813%, VAR LIBOR+1.239%, 04/09/2021	2,689	1,304
Conduent Incorporated, Term B Loan, 1st Lien
4.576%, VAR LIBOR+4.000%, 12/07/2023	2,485	2,489
Engility Corporation (fka TASC, Inc.), Term B2 Loan, 1st Lien
4.826%, VAR LIBOR+3.250%, 08/14/2023	1,062	1,065
Envigo Laboratories, Inc. (fka BPA Laboratories Inc.), Dollar Term Loan, 1st Lien
10.840%, VAR LIBOR+8.500%, 11/03/2021 (C)	1,432	1,434

30	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Envigo Laboratories, Inc. (fka BPA Laboratories Inc.), Term Loan, 1st Lien
8.084%, VAR LIBOR+5.750%, 04/29/2020 (C)	$2,000	$1,960
Flex Acquisition Company, Inc., Initial Term Loan, 1st Lien
5.337%, VAR LIBOR+3.000%, 12/29/2023	2,864	2,852
Garda World
5.800%, VAR LIBOR+4.000%, 05/24/2024	2,342	2,351
Iqvia Inc., Incremental Term B-2 Dollar Loan, 1st Lien
4.334%, VAR LIBOR+2.000%, 01/17/2025	1,387	1,385
LegalZoom, Term Loan B, 1st Lien
6.316%, 11/21/2024	2,443	2,455
NAB Holdings, LLC, 2018 Refinancing Term Loan, 1st Lien
5.334%, VAR LIBOR+3.000%, 07/01/2024	2,034	2,028
Parexel International, Term Loan B, 1st Lien
4.826%, VAR LIBOR+2.750%, 09/27/2024	1,908	1,907
PI UK Holdco II Limited, Facility B1, 1st Lien
5.576%, VAR LIBOR+3.500%, 01/03/2025	4,725	4,695
Press Ganey Holdings, Inc., Replacement Term Loans (2018), 1st Lien
4.826%, VAR LIBOR+2.750%, 10/23/2023	1,011	1,012
SAI Global, Term Loan B, 1st Lien
6.834%, VAR LIBOR+4.500%, 12/08/2023	1,581	1,467
Tempo Acquisition, LLC, Initial Term Loan, 1st Lien
5.076%, VAR LIBOR+3.000%, 05/01/2024	1,027	1,029
Trans Union LLC, 2017 Replacement Term B-3 Loan, 1st Lien
4.076%, VAR LIBOR+2.000%, 04/10/2023	3,270	3,276
Trans Union LLC, 2018 Incremental Term B-4 Loan, 1st Lien
4.076%, VAR LIBOR+2.000%, 06/19/2025	755	757

		37,966

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)

Real Estate — 0.1%
RE/MAX, LLC (fka RE/MAX International, LLC), Term Loan, 1st Lien
4.826%, VAR LIBOR+2.750%, 12/15/2023	$1,971	$1,971

Retail Food & Drug — 0.3%
Albertson’s LLC, 2017-1 Term B-4 Loan, 1st Lien
4.826%, VAR LIBOR+2.750%, 08/25/2021	307	307
BJ’s Wholesale Club, Inc., Tranche B Term Loan, 1st Lien
5.067%, VAR LIBOR+3.750%, 02/03/2024	1,204	1,206
General Nutrition Centers, Inc., FILO Term Loan, 1st Lien
9.080%, VAR LIBOR+7.000%, 12/31/2022	1,277	1,308
General Nutrition Centers, Inc., Tranche B-2 Term Loan, 1st Lien
10.830%, VAR LIBOR+8.750%, 03/04/2021	1,774	1,700

		4,521

Retailing — 1.7%
1011778 B.C. Unlimited Liability Company (New Red Finance, Inc.) (aka Burger King/ Tim Hortons), Term B-3 Loan, 1st Lien
4.326%, VAR LIBOR+2.250%, 02/16/2024	1,353	1,352
Academy, LTD., Initial Term Loan, 1st Lien
6.082%, VAR LIBOR+4.000%, 07/01/2022	289	237
6.082%, VAR LIBOR+4.000%, 07/01/2022	1,820	1,495
Aramark, Term Loan B-3
4.084%, VAR LIBOR+1.750%, 03/11/2025	2,037	2,040
Belron Finance US LLC, Initial Term B Loan, 1st Lien
4.843%, VAR LIBOR+2.500%, 11/07/2024	1,645	1,650
GGP/Brookfield Retail, Term Loan B, 1st Lien
0.000%, 05/07/2025 (D)	4,600	4,568
Harbor Freight Tools USA, Inc., Initial Loan (2018), 1st Lien
4.576%, VAR LIBOR+2.500%, 08/18/2023	2,235	2,231
IRB Holding Corp., Term B Loan, 1st Lien
5.321%, VAR LIBOR+3.250%, 02/05/2025	2,713	2,725

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	31

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
LSF9 Atlantis Holdings, LLC, Senior Lien Term Loan, 1st Lien
8.080%, VAR LIBOR+6.000%, 05/01/2023	$5,767	$5,508
Petco Animal Supplies, Inc., Term Loan, 1st Lien
5.592%, VAR LIBOR+3.000%, 01/26/2023	3,416	2,491
PetSmart, Inc., Tranche B-2 Loan, 1st Lien
5.090%, VAR LIBOR+3.000%, 03/11/2022	1,123	966
Sally Holdings LLC (Sally Capital Inc.), Term B-1 Loan, 1st Lien
0.000%, VAR LIBOR+2.250%, 07/05/2024 (D)	248	241
Seminole Hard Rock Entertainment (Seminole Hard Rock International, LLC), Term Loan, 1st Lien
5.087%, VAR LIBOR+2.750%, 05/14/2020	3,118	3,124

		28,628

Telecommunications — 1.5%
CenturyLink, Inc., Initial Term B Loan, 1st Lien
4.826%, VAR LIBOR+2.750%, 01/31/2025	3,817	3,771
Greeneden U.S. Holdings I, LLC, Tranche B-3 Dollar Term Loan, 1st Lien
5.576%, VAR LIBOR+3.500%, 12/01/2023	109	109
Intelsat Jackson Holdings S.A., Tranche B-3 Term Loan, 1st Lien
5.815%, VAR LIBOR+3.750%, 11/27/2023	5,143	5,166
Intelsat Jackson Holdings S.A., Tranche B-4 Term Loan, 1st Lien
6.565%, VAR LIBOR+4.500%, 01/02/2024	355	372
Level 3 Financing, Inc., Tranche B 2024 Term Loan, 1st Lien
4.317%, VAR LIBOR+2.250%, 02/22/2024	3,910	3,914
MacDonald, Dettwiler and Associates Ltd., Initial Term B Loan, 1st Lien
4.830%, VAR LIBOR+2.750%, 10/04/2024	2,961	2,891
Radiate Holdco, LLC, Closing Date Term Loan, 1st Lien
5.076%, VAR LIBOR+3.000%, 02/01/2024	2,281	2,267

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Syniverse Holdings, Inc., Tranche C Term Loan, 1st Lien
7.067%, VAR LIBOR+5.000%, 03/09/2023	$1,940	$1,923
VeriFone Systems, Inc., Term Loan, 1st Lien
6.322%, 08/08/2025	1,188	1,189
WideOpenWest Finance, LLC, Eighth Amendment Term B Loan, 1st Lien
5.310%, VAR LIBOR+3.250%, 08/18/2023	5,811	5,654

		27,256

Transportation — 0.1%
XPO Logistics, Inc., Refinancing Term Loan (2018), 1st Lien
4.065%, VAR LIBOR+2.000%, 02/24/2025	1,182	1,185

Utilities — 0.5%
Exgen Renewables IV, LLC, Loan, 1st Lien
5.320%, VAR LIBOR+3.000%, 11/28/2024	2,991	2,998
Vistra Operations Company LLC (fka Tex Operations Company LLC), 2016 Incremental Term Loan, 1st Lien
4.326%, VAR LIBOR+2.750%, 12/14/2023	2,420	2,419
Vistra Operations Company LLC (fka Tex Operations Company LLC), Initial Term Loan, 1st Lien
4.076%, VAR LIBOR+2.750%, 08/04/2023	3,719	3,711

		9,128

Total Loan Participations (Cost $489,810) ($ Thousands)		487,414

CORPORATE OBLIGATIONS — 6.8%

Consumer Discretionary — 1.1%
Alimentation Couche-Tard
2.833%, VAR ICE LIBOR USD 3 Month+0.500%, 12/13/2019 (A)	700	701
AMC Networks
4.750%, 08/01/2025	3,146	3,036
Daimler Finance North America LLC
2.760%, VAR ICE LIBOR USD 3 Month+0.450%, 02/22/2021 (A)	250	251
Discovery Communications LLC
2.200%, 09/20/2019	185	183
Dollar Tree
3.036%, VAR ICE LIBOR USD 3 Month+0.700%, 04/17/2020	660	661

32	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Ford Motor Credit LLC
3.606%, VAR ICE LIBOR USD 3 Month+1.270%, 03/28/2022	$500	$499
3.156%, VAR ICE LIBOR USD 3 Month+0.830%, 03/12/2019	500	501
2.779%, VAR ICE LIBOR USD 3 Month+0.430%, 11/02/2020	500	497
1.897%, 08/12/2019	500	494
General Motors Financial
3.267%, VAR ICE LIBOR USD 3 Month+0.930%, 04/13/2020	800	806
2.881%, VAR ICE LIBOR USD 3 Month+0.540%, 11/06/2020	500	499
Nissan Motor Acceptance MTN
3.227%, VAR ICE LIBOR USD 3 Month+0.890%, 01/13/2022 (A)	800	808
PetSmart
5.875%, 06/01/2025 (A)	874	709
Seminole Hard Rock Entertainment
5.875%, 05/15/2021 (A)	1,023	1,023
Sinclair Television Group
5.625%, 08/01/2024 (A)	2,600	2,561
Sirius XM Radio
5.375%, 04/15/2025 (A)	1,080	1,096
Six Flags Entertainment
4.875%, 07/31/2024 (A)	3,147	3,092
Tribune Media
5.875%, 07/15/2022	2,400	2,436

		19,853

Consumer Staples — 0.2%
Constellation Brands
2.000%, 11/07/2019	1,100	1,086
Kraft Heinz Foods
3.161%, VAR ICE LIBOR USD 3 Month+0.820%, 08/10/2022	700	703
Reckitt Benckiser Treasury Services
2.895%, VAR ICE LIBOR USD 3 Month+0.560%, 06/24/2022 (A)	700	700
Skandinaviska Enskilda Banken
2.903%, VAR ICE LIBOR USD 3 Month+0.570%, 09/13/2019 (A)	475	477

		2,966

Energy — 0.7%
Anadarko Petroleum
8.700%, 03/15/2019	500	515
6.950%, 06/15/2019	311	319
Andeavor Logistics
5.500%, 10/15/2019	375	383
Blue Racer Midstream LLC
6.125%, 11/15/2022 (A)	5,950	6,069

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
FTS International
6.250%, 05/01/2022	$812	$797
Genesis Energy
6.750%, 08/01/2022	1,829	1,865
Phillips 66
3.089%, VAR ICE LIBOR USD 3 Month+0.750%, 04/15/2020 (A)	790	790
2.911%, VAR ICE LIBOR USD 3 Month+0.600%, 02/26/2021	400	401
Schlumberger Finance Canada
2.200%, 11/20/2020 (A)	650	636

		11,775

Financials — 2.3%
ABN AMRO Bank MTN
2.752%, VAR ICE LIBOR USD 3 Month+0.410%, 01/19/2021 (A)	750	751
Assurant
3.589%, VAR ICE LIBOR USD 3 Month+1.250%, 03/26/2021	595	597
Bank of America MTN
3.527%, VAR ICE LIBOR USD 3 Month+1.180%, 10/21/2022	625	636
3.508%, VAR ICE LIBOR USD 3 Month+1.160%, 01/20/2023	550	559
2.987%, VAR ICE LIBOR USD 3 Month+0.650%, 10/01/2021	500	503
Bank of Nova Scotia
2.959%, VAR ICE LIBOR USD 3 Month+0.640%, 03/07/2022	500	503
BB&T MTN
2.563%, VAR ICE LIBOR USD 3 Month+0.220%, 02/01/2021	1,000	998
BPCE MTN
3.530%, VAR ICE LIBOR USD 3 Month+1.220%, 05/22/2022 (A)	550	558
Canadian Imperial Bank of Commerce
3.055%, VAR ICE LIBOR USD 3 Month+0.720%, 06/16/2022	950	957
Capital One
3.489%, VAR ICE LIBOR USD 3 Month+1.150%, 01/30/2023	850	859
3.098%, VAR ICE LIBOR USD 3 Month+0.765%, 09/13/2019	2,000	2,011
Capital One Financial
3.098%, VAR ICE LIBOR USD 3 Month+0.760%, 05/12/2020	550	554
Citibank
2.826%, VAR ICE LIBOR USD 3 Month+0.500%, 06/12/2020	525	527
2.688%, VAR ICE LIBOR USD 3 Month+0.350%, 02/12/2021	625	625

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	33

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Citigroup
3.109%, VAR ICE LIBOR USD 3 Month+0.770%, 04/08/2019	$650	$652
Citizens Bank
3.121%, VAR ICE LIBOR USD 3 Month+0.810%, 05/26/2022	1,025	1,021
2.861%, VAR ICE LIBOR USD 3 Month+0.540%, 03/02/2020	500	501
Cooperatieve Rabobank UA
3.161%, VAR ICE LIBOR USD 3 Month+0.830%, 01/10/2022	1,000	1,013
Credit Agricole MTN
3.297%, VAR ICE LIBOR USD 3 Month+0.970%, 06/10/2020 (A)	1,000	1,012
CSABS, Ser 2018-LD1
3.420%, 07/25/2024	159	159
Danske Bank MTN
2.831%, VAR ICE LIBOR USD 3 Month+0.510%, 03/02/2020 (A)	500	502
Deutsche Bank NY
3.162%, VAR ICE LIBOR USD 3 Month+0.815%, 01/22/2021	550	543
Fifth Third Bank
1.625%, 09/27/2019	3,000	2,964
Goldman Sachs Group
3.484%, VAR ICE LIBOR USD 3 Month+1.170%, 11/15/2021	930	944
3.445%, VAR ICE LIBOR USD 3 Month+1.110%, 04/26/2022	750	759
HSBC USA
3.215%, VAR ICE LIBOR USD 3 Month+0.880%, 09/24/2018	300	300
Huntington National Bank
2.837%, VAR ICE LIBOR USD 3 Month+0.510%, 03/10/2020	750	753
Hyundai Capital America MTN
2.000%, 07/01/2019 (A)	400	396
ING Bank
3.027%, VAR ICE LIBOR USD 3 Month+0.690%, 10/01/2019 (A)	500	502
1.650%, 08/15/2019 (A)	300	296
ING Groep
3.484%, VAR ICE LIBOR USD 3 Month+1.150%, 03/29/2022	700	713
Intesa Sanpaolo NY
2.966%, VAR ICE LIBOR USD 3 Month+0.630%, 07/17/2019	225	225
Jackson National Life Global Funding
3.067%, VAR ICE LIBOR USD 3 Month+0.730%, 06/27/2022 (A)	500	507

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
JPMorgan Chase
3.544%, VAR ICE LIBOR USD 3 Month+1.205%, 10/29/2020	$198	$202
3.302%, VAR ICE LIBOR USD 3 Month+0.955%, 01/23/2020	500	506
2.877%, VAR ICE LIBOR USD 3 Month+0.550%, 03/09/2021	600	602
Manufacturers & Traders Trust
2.932%, VAR ICE LIBOR USD 3 Month+0.610%, 05/18/2022	1,025	1,029
Metropolitan Life Global Funding I
2.400%, 01/08/2021 (A)	355	349
Morgan Stanley
3.528%, VAR ICE LIBOR USD 3 Month+1.180%, 01/20/2022	625	635
Nordea Bank
3.255%, VAR ICE LIBOR USD 3 Month+0.940%, 08/30/2023 (A)	525	526
PNC Bank
2.597%, VAR ICE LIBOR USD 3 Month+0.250%, 01/22/2021	500	500
Protective Life Global Funding
2.161%, 09/25/2020 (A)	815	798
Regions Bank
2.838%, VAR ICE LIBOR USD 3 Month+0.500%, 08/13/2021	400	400
Royal Bank of Canada MTN
2.575%, VAR ICE LIBOR USD 3 Month+0.240%, 10/26/2020	575	575
Sumitomo Mitsui Banking
2.686%, VAR ICE LIBOR USD 3 Month+0.350%, 01/17/2020	925	927
SunTrust Bank
2.872%, VAR ICE LIBOR USD 3 Month+0.530%, 01/31/2020	1,000	1,004
Svenska Handelsbanken MTN
2.804%, VAR ICE LIBOR USD 3 Month+0.490%, 09/06/2019	670	672
Synchrony Financial
3.578%, VAR ICE LIBOR USD 3 Month+1.230%, 02/03/2020	1,000	1,007
Toronto-Dominion Bank MTN
2.575%, VAR ICE LIBOR USD 3 Month+0.240%, 01/25/2021	500	500
UBS MTN
3.171%, VAR ICE LIBOR USD 3 Month+0.850%, 06/01/2020	1,000	1,008
Wells Fargo
3.452%, VAR ICE LIBOR USD 3 Month+1.110%, 01/24/2023	550	559
3.268%, VAR ICE LIBOR USD 3 Month+0.930%, 02/11/2022	4,000	4,043

34	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Wells Fargo MTN
3.019%, VAR ICE LIBOR USD 3 Month+0.680%, 01/30/2020	$1,000	$1,007

		41,249

Health Care — 0.5%
Abbott Laboratories
2.350%, 11/22/2019	521	518
Anthem
2.500%, 11/21/2020	800	788
Becton Dickinson
3.209%, VAR ICE LIBOR USD 3 Month+0.875%, 12/29/2020	500	501
Cardinal Health
3.111%, VAR ICE LIBOR USD 3 Month+0.770%, 06/15/2022	975	976
CVS Health
3.047%, VAR ICE LIBOR USD 3 Month+0.720%, 03/09/2021	540	545
Molina Healthcare
4.875%, 06/15/2025 (A)	2,759	2,724
Tenet Healthcare
4.625%, 07/15/2024	2,350	2,302

		8,354

Industrials — 1.0%
Air Lease
2.125%, 01/15/2020	500	493
BAE Systems Holdings
6.375%, 06/01/2019 (A)	600	615
Fortive
1.800%, 06/15/2019	445	441
General Electric MTN
2.959%, VAR ICE LIBOR USD 3 Month+0.620%, 01/09/2020	1,000	1,004
Nielsen Finance LLC
5.000%, 04/15/2022 (A)	4,270	4,146
Nielsen Luxembourg
5.000%, 02/01/2025 (A)	1,580	1,533
Norbord
5.375%, 12/01/2020 (A)	3,109	3,171
RBS Global
4.875%, 12/15/2025 (A)	2,450	2,358
Sensata Technologies
5.000%, 10/01/2025 (A)	2,950	2,943
TTX MTN
2.250%, 02/01/2019 (A)	270	269
United Technologies
2.965%, VAR ICE LIBOR USD 3 Month+0.650%, 08/16/2021	375	376

		17,349

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Information Technology — 0.3%
Broadcom
2.375%, 01/15/2020	$1,100	$1,088
DXC Technology
2.875%, 03/27/2020	565	560
eBay
3.209%, VAR ICE LIBOR USD 3 Month+0.870%, 01/30/2023	1,000	1,012
Entegris
4.625%, 02/10/2026 (A)	1,694	1,633
Hewlett Packard Enterprise
2.100%, 10/04/2019 (A)	1,050	1,040

		5,333

Materials — 0.1%
Air Liquide Finance
1.375%, 09/27/2019 (A)	700	690
Owens-Brockway Glass Container
5.875%, 08/15/2023 (A)	920	943
Syngenta Finance
3.698%, 04/24/2020 (A)	525	525

		2,158

Real Estate — 0.2%
American Tower
2.800%, 06/01/2020	458	454
HCP
2.625%, 02/01/2020	450	447
Realogy Group LLC
4.875%, 06/01/2023 (A)	1,940	1,814
RHP Hotel Properties
5.000%, 04/15/2023	1,035	1,035

		3,750

Telecommunication Services — 0.2%
Altice France
7.375%, 05/01/2026 (A)	3,800	3,733
AT&T
3.264%, VAR ICE LIBOR USD 3 Month+0.930%, 06/30/2020	750	758

		4,491

Utilities — 0.2%
American Electric Power
2.150%, 11/13/2020	750	735
DTE Energy
1.500%, 10/01/2019	435	428
Emera US Finance
2.150%, 06/15/2019	230	228
NextEra Energy Capital Holdings
1.649%, 09/01/2018	145	145

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	35

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Sempra Energy
2.589%, VAR ICE LIBOR USD 3 Month+0.250%, 07/15/2019	$925	$925
1.625%, 10/07/2019	260	256
Southern
3.037%, VAR ICE LIBOR USD 3 Month+0.700%, 09/30/2020 (A)	400	401
Southern Power
2.875%, VAR ICE LIBOR USD 3 Month+0.550%, 12/20/2020 (A)	375	375
Texas Energy (Escrow Security)
3.962%, 12/31/2034 (C)	63	4

		3,497

Total Corporate Obligations (Cost $120,804) ($ Thousands)		120,775

	Shares

COMMON STOCK — 0.1%
Boart Longyear Ltd *	6,779,977	34
Eagle Topco *	4,271,444	1,749
TE Holdcorp *	102,547	103

Total Common Stock (Cost $4,191) ($ Thousands)		1,886

	Face Amount (Thousands)

MUNICIPAL BONDS — 0.1%

California — 0.1%
California State, GO
Callable 10/01/2021 @ 100 2.861%, 04/01/2047 (E)	$925	931

Illinois — 0.0%
Illinois State, Finance Authority, RB
4.545%, 10/01/2018	415	415
Illinois State, GO
5.547%, 04/01/2019	500	506

		921

Total Municipal Bonds (Cost $1,847) ($ Thousands)		1,852

	Shares

PREFERRED STOCK — 0.1%
TE Holdcorp, 0.000% *(C)	149,588	897

Total Preferred Stock (Cost $1,397) ($ Thousands)		897

Description	Number of Warrants	Market Value ($ Thousands)

WARRANTS — 0.0%
Cumulus Media, Expires 12/30/2027 Strike Price $– *	18,975	$307
Lion Holdings, Expires 12/30/2027 Strike Price $– *	29,716	–

Total Warrants (Cost $266) ($ Thousands)		307

	Face Amount (Thousands)

REPURCHASE AGREEMENT — 1.3%
BNP Paribas
1.970%, dated 08/31/2018, to be repurchased on 09/04/2018, repurchase price $22,905,013 (collateralized by various U.S. Government Agency and U.S. Treasury Obligations, 0.000% - 4.000%, 02/28/2019 - 04/01/2053, ranging in par value from $500 - $12,961,000; with total market value $23,358,000) (F)	$22,900	22,900

Total Repurchase Agreement (Cost $22,900) ($ Thousands)		22,900

	Shares

CASH EQUIVALENT — 3.4%
SEI Daily Income Trust, Government Fund, Cl F
1.750%**†	60,335,017	60,335

Total Cash Equivalent (Cost $60,335) ($ Thousands)		60,335

Total Investments in Securities— 102.6% (Cost $1,808,514) ($ Thousands)		$1,812,599

36	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Opportunistic Income Fund (Continued)

A list of the open futures contracts held by the Fund at August 31, 2018, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
U.S. 10-Year Treasury Note	(66)	Dec-2018	$(7,938)	$(7,938)	$–
U.S. 2-Year Treasury Note	(69)	Dec-2018	(14,578)	(14,583)	(5)
U.S. 5-Year Treasury Note	(46)	Dec-2018	(5,215)	(5,216)	(1)
U.S. Long Treasury Bond	(1)	Dec-2018	(144)	(144)	–
Ultra 10-Year U.S. Treasury Note	(15)	Dec-2018	(1,922)	(1,921)	1

			$(29,797)	$(29,802)	$(5)

For the period ended August 31, 2018, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,767,150 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of August 31, 2018.

†	Investment in Affiliated Security.

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2018, the value of these securities amounted to $571,590 ($ Thousands), representing 32.35% of the Net Assets of the Fund.

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(C)	Level 3 security in accordance with fair value hierarchy.

(D)	Unsettled bank loan. Interest rate may not be available.

(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

(F)	Tri-Party Repurchase Agreement.

ABS — Asset-Backed Security

ARM — Adjustable Rate Mortgage

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

FDIC — Federal Deposit Insurance Corporation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FREMF — Freddie Mac Multi-Family

GMAC — General Motors Acceptance Corporation

GNMA — Government National Mortgage Association

GO — General Obligation

ICE— Intercontinental Exchange

IO — Interest Only — face amount represents notional amount.

LLC — Limited Liability Company

LP — Limited Partnership

L.P. — Limited Partnership

Ltd. — Limited

MTN — Medium Term Note

NCUA — National Credit Union Association

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

USD — United States Dollar

VAR — Variable Rate

The following is a list of the level of inputs used as of August 31, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Asset-Backed Securities	$–	$573,897	$7,374	$581,271
Mortgage-Backed Securities	–	534,962	–	534,962
Loan Participations	–	479,338	8,076	487,414
Corporate Obligations	–	120,771	4	120,775
Municipal Bonds	–	1,852	–	1,852
Common Stock	–	1,886	–	1,886
Preferred Stock	–	–	897	897
Warrants	–	307	–	307
Cash Equivalent	60,335	–	–	60,335
Repurchase Agreement	–	22,900	–	22,900

Total Investments in Securities	$60,335	$1,735,913	$16,351	$1,812,599

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$1	$–	$–	$1
Unrealized Depreciation	(6)	–	–	(6)

Total Other Financial Instruments	$(5)	$–	$–	$(5)

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

* Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended August 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “–” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	37

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Opportunistic Income Fund (Continued)

The following is a summary of the transactions with affiliates for the period ended August 31, 2018 ($ Thousands):

Security Description	Value 5/31/2018	Purchases at Cost	Proceeds from Sales	Value 8/31/2018	Dividend Income
SEI Daily Income Trust, Government Fund, CI F	$67,686	$230,729	$(238,080)	$60,335	$228

38	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Core Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 30.9%

Agency Mortgage-Backed Obligations — 23.1%
FHLMC
10.000%, 03/17/2026	$29	$29
7.500%, 08/01/2030 to 12/01/2036	501	551
7.000%, 05/01/2024 to 03/01/2039	146	161
6.500%, 10/01/2031 to 09/01/2039	866	964
6.000%, 03/01/2020 to 08/01/2038	1,452	1,572
5.500%, 02/01/2035 to 12/01/2038	2,582	2,842
5.000%, 04/01/2020 to 06/01/2044	3,120	3,307
4.500%, 11/01/2025 to 08/01/2047	14,920	15,619
4.000%, 10/01/2025 to 08/01/2048	51,841	53,132
3.500%, 03/01/2033 to 03/01/2048	99,906	99,799
3.000%, 03/01/2031 to 12/01/2047	62,040	60,176
FHLMC ARM
4.655%, VAR ICE LIBOR USD 12 Month+2.292%, 05/01/2036	90	96
3.771%, VAR ICE LIBOR USD 12 Month+1.991%, 12/01/2036	147	155
3.345%, VAR ICE LIBOR USD 12 Month+1.595%, 10/01/2036	38	40
FHLMC CMO, Ser 1999-2174, Cl PN
6.000%, 07/15/2029	18	19
FHLMC CMO, Ser 2001-2312, Cl Z
6.500%, 05/15/2031	176	195
FHLMC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/2032	46	49
FHLMC CMO, Ser 2003-2671, Cl S
10.977%, VAR LIBOR USD 1 Month+14.758%, 09/15/2033	66	77
FHLMC CMO, Ser 2003-2684, Cl ZN
4.000%, 10/15/2033	124	126
FHLMC CMO, Ser 2004-2733, Cl ME
5.000%, 01/15/2034	334	357
FHLMC CMO, Ser 2007-3316, Cl JO, PO
0.000%, 05/15/2037 (A)	7	7
FHLMC CMO, Ser 2008-3451, Cl SB, IO
3.967%, VAR LIBOR USD 1 Month+6.030%, 05/15/2038	369	30
FHLMC CMO, Ser 2009-3546, Cl A
3.376%, 02/15/2039 (B)	102	104
FHLMC CMO, Ser 2010-3621, Cl SB, IO
4.167%, VAR LIBOR USD 1 Month+6.230%, 01/15/2040	135	18
FHLMC CMO, Ser 2011-3838, Cl QE
3.500%, 01/15/2029	131	131
FHLMC CMO, Ser 2012-4030, Cl HS, IO
4.547%, VAR LIBOR USD 1 Month+6.610%, 04/15/2042	78	12
FHLMC CMO, Ser 2012-4102, Cl TC
2.500%, 09/15/2041	3,332	3,224
FHLMC CMO, Ser 2012-4119, Cl IN, IO
3.500%, 10/15/2032	695	97

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2013-4161, Cl BA
2.500%, 12/15/2041	$7,437	$7,293
FHLMC CMO, Ser 2013-4194, Cl BI, IO
3.500%, 04/15/2043	1,211	195
FHLMC CMO, Ser 2013-4210, Cl Z
3.000%, 05/15/2043	1,605	1,444
FHLMC CMO, Ser 2013-4227, Cl VA
3.500%, 10/15/2037	1,300	1,279
FHLMC CMO, Ser 2016-4640, Cl LD
4.000%, 09/15/2043	4,773	4,910
FHLMC CMO, Ser 2017-4700, Cl QJ
4.000%, 07/15/2044	3,954	4,073
FHLMC CMO, Ser 2017-4705, Cl A
4.500%, 09/15/2042	2,653	2,777
FHLMC CMO, Ser 2017-4742, Cl PA
3.000%, 10/15/2047	11,719	11,438
FHLMC CMO, Ser 2018-4802, Cl A
3.000%, 06/15/2048	7,059	6,807
FHLMC CMO, Ser 4793, Cl CM 3.000%, 05/15/2048	1,490	1,432
FHLMC Multifamily Structured Pass-Through Certificates, Ser J15F, Cl A2
2.710%, 12/25/2020	350	349
FHLMC Multifamily Structured Pass-Through Certificates, Ser K015, Cl X1, IO
1.749%, 07/25/2021 (B)	2,809	107
FHLMC Multifamily Structured Pass-Through Certificates, Ser K016, Cl X1, IO
1.669%, 10/25/2021 (B)	504	19
FHLMC Multifamily Structured Pass-Through Certificates, Ser K021, Cl A1
1.603%, 01/25/2022	257	252
FHLMC Multifamily Structured Pass-Through Certificates, Ser K029, Cl A1
2.839%, 10/25/2022	182	181
FHLMC Multifamily Structured Pass-Through Certificates, Ser K041, Cl X1, IO
0.682%, 10/25/2024 (B)	7,784	224
FHLMC Multifamily Structured Pass-Through Certificates, Ser K714, Cl A1
2.075%, 12/25/2019	29	29
FHLMC Multifamily Structured Pass-Through Certificates, Ser K726, Cl X1, IO
1.018%, 04/25/2024 (B)	13,463	544
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF12, Cl A
2.781%, VAR LIBOR USD 1 Month+0.700%, 09/25/2022	265	266
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF27, Cl A
2.501%, VAR LIBOR USD 1 Month+0.420%, 12/25/2026	156	156

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF34, Cl A
2.441%, VAR LIBOR USD 1 Month+0.360%, 08/25/2024	$2,529	$2,532
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ03, Cl A2
2.328%, 06/25/2021	960	943
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ10, Cl A1
2.124%, 12/25/2022	84	83
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ11, Cl A1
2.045%, 07/25/2022	7	7
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ17, Cl A2
2.982%, 11/25/2025	705	694
FHLMC Multifamily Structured Pass-Through Certificates, Ser KP03, Cl A2
1.780%, 07/25/2019	72	71
FHLMC Multifamily Structured Pass-Through Certificates, Ser KW02, Cl A1
2.896%, 04/25/2026	2,221	2,198
FHLMC REMIC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/2036	459	505
FHLMC REMIC CMO, Ser 2011-3866, Cl SA, IO
3.887%, VAR LIBOR USD 1 Month+5.950%, 05/15/2041	804	96
FHLMC STRIP CMO, Ser 2016-353, Cl S1, IO
3.937%, VAR LIBOR USD 1 Month+6.000%, 12/15/2046	1,205	207
FHLMC STRIPS CMO, Ser 2012-271, Cl 30
3.000%, 08/15/2042	2,394	2,331
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Cl M2
3.715%, VAR ICE LIBOR USD 1 Month+1.650%, 04/25/2024	5,650	5,726
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA3, Cl M2
4.915%, VAR ICE LIBOR USD 1 Month+2.850%, 04/25/2028	3,368	3,489
FHLMC TBA 5.000%, 09/15/2033	5,200	5,495
4.500%, 10/11/2037	3,400	3,529
4.000%, 09/15/2041	11,900	12,123
3.500%, 09/15/2041	17,105	17,015
3.000%, 09/15/2043	11,900	11,516
FNMA
8.000%, 05/01/2023 to 06/01/2031	59	66
7.500%, 06/01/2030 to 11/01/2038	238	267
7.000%, 09/01/2026 to 02/01/2039	1,328	1,492
6.500%, 12/01/2022 to 10/01/2037	767	841
6.000%, 10/01/2019 to 10/01/2040	3,743	4,109

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
5.500%, 06/01/2020 to 08/01/2038	$3,625	$3,933
5.000%, 02/01/2020 to 08/01/2056	16,724	17,911
4.500%, 07/01/2020 to 05/01/2047	37,783	39,445
4.381%, 06/01/2021	4,095	4,224
4.363%, 11/01/2021	4,937	5,068
4.250%, 04/01/2021	2,000	2,057
4.060%, 07/01/2021	2,170	2,224
4.050%, 01/01/2021	1,430	1,460
4.040%, 10/01/2020	2,120	2,161
4.000%, 07/01/2020 to 06/01/2048	161,913	165,702
3.980%, 08/01/2021	4,187	4,282
3.850%, 10/25/2048	1,522	1,554
3.771%, 12/01/2020	1,986	2,018
3.740%, 07/01/2020	1,235	1,251
3.619%, 12/01/2020	2,663	2,699
3.587%, 09/01/2020	4,761	4,816
3.500%, 07/01/2031 to 03/01/2057	57,490	57,537
3.490%, 02/01/2033	3,000	2,939
3.480%, 08/01/2028	5,520	5,547
3.300%, 02/01/2030	330	325
3.290%, 10/01/2020	916	920
3.230%, 11/01/2020	1,346	1,353
3.190%, 05/01/2030	2,430	2,354
3.080%, 01/01/2028	160	156
3.010%, 05/01/2028	2,875	2,796
3.000%, 05/01/2029 to 01/01/2048	38,525	37,526
2.950%, 05/01/2031	3,293	3,126
2.830%, 06/01/2022	2,424	2,412
2.820%, 06/01/2022	2,754	2,738
2.810%, 04/01/2025	250	244
2.705%, 04/01/2023	205	201
2.593%, 04/01/2023	6,716	6,590
2.500%, 10/01/2042	3,428	3,227
FNMA ARM
3.690%, VAR ICE LIBOR USD 12 Month+1.565%, 05/01/2037	3	3
3.386%, VAR ICE LIBOR USD 12 Month+1.593%, 12/01/2035	28	29
3.132%, VAR ICE LIBOR USD 12 Month+1.620%, 03/01/2047	2,252	2,263
3.025%, VAR ICE LIBOR USD 12 Month+1.610%, 12/01/2047	1,895	1,881
2.668%, VAR ICE LIBOR USD 12 Month+1.610%, 05/01/2046	1,336	1,328
FNMA CMO, Ser 1992-143, Cl M
8.000%, 09/25/2022	69	73
FNMA CMO, Ser 1992-69, Cl Z
8.000%, 05/25/2022	55	58
FNMA CMO, Ser 1992-96, Cl B, PO
0.000%, 05/25/2022 (A)	–	–

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 1993-149, Cl SH
11.500%, VAR LIBOR USD 1 Month+65.406%, 08/25/2023	$39	$45
FNMA CMO, Ser 1993-99, Cl Z
7.000%, 07/25/2023	203	215
FNMA CMO, Ser 1994-31, Cl ZC
6.500%, 02/25/2024	150	157
FNMA CMO, Ser 1994-63, Cl PK
7.000%, 04/25/2024	146	156
FNMA CMO, Ser 1997-32, Cl PG
6.500%, 04/25/2027	136	149
FNMA CMO, Ser 1998-61, Cl PL
6.000%, 11/25/2028	1	1
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/2029	144	152
FNMA CMO, Ser 2001-52, Cl YZ
6.500%, 10/25/2031	21	23
FNMA CMO, Ser 2003-124, Cl TS
9.800%, VAR LIBOR USD 1 Month+100.800%, 01/25/2034	12	14
FNMA CMO, Ser 2005-29, Cl ZA
5.500%, 04/25/2035	363	401
FNMA CMO, Ser 2005-74, Cl CS
14.342%, VAR LIBOR USD 1 Month+20.020%, 05/25/2035	112	131
FNMA CMO, Ser 2006-104, Cl MI, IO
4.685%, VAR LIBOR USD 1 Month+6.750%, 11/25/2036	1,230	109
FNMA CMO, Ser 2006-125, Cl SM, IO
5.135%, VAR LIBOR USD 1 Month+7.200%, 01/25/2037	563	80
FNMA CMO, Ser 2006-33, Cl LS
20.859%, VAR LIBOR USD 1 Month+30.150%, 05/25/2036	85	121
FNMA CMO, Ser 2006-46, Cl SW
16.629%, VAR LIBOR USD 1 Month+24.199%, 06/25/2036	72	98
FNMA CMO, Ser 2006-51, Cl SP, IO
4.585%, VAR LIBOR USD 1 Month+6.650%, 03/25/2036	98	11
FNMA CMO, Ser 2007-64, Cl FA
2.535%, VAR LIBOR USD 1 Month+0.470%, 07/25/2037	12	12
FNMA CMO, Ser 2007-68, Cl SC, IO
4.635%, VAR LIBOR USD 1 Month+6.700%, 07/25/2037	213	33
FNMA CMO, Ser 2008-22, Cl SI, IO
4.365%, VAR LIBOR USD 1 Month+6.430%, 03/25/2037	2,191	47
FNMA CMO, Ser 2008-24, Cl NA
6.750%, 06/25/2037	27	29

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2009-103, Cl MB
3.924%, 12/25/2039 (B)	$171	$183
FNMA CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/2037 (A)	1,668	1,494
FNMA CMO, Ser 2010-123, Cl PM
4.000%, 07/25/2040	3,600	3,680
FNMA CMO, Ser 2010-150, Cl SK, IO
4.465%, VAR LIBOR USD 1 Month+6.530%, 01/25/2041	772	110
FNMA CMO, Ser 2010-27, Cl AS, IO
4.415%, VAR LIBOR USD 1 Month+6.480%, 04/25/2040	984	162
FNMA CMO, Ser 2011-2, Cl WA
5.807%, 02/25/2051 (B)	136	142
FNMA CMO, Ser 2011-75, Cl FA
2.615%, VAR LIBOR USD 1 Month+0.550%, 08/25/2041	163	165
FNMA CMO, Ser 2011-90, Cl QI, IO
5.000%, 05/25/2034	799	42
FNMA CMO, Ser 2011-96, Cl SA, IO
4.485%, VAR LIBOR USD 1 Month+6.550%, 10/25/2041	1,921	257
FNMA CMO, Ser 2012-133, Cl CS, IO
4.085%, VAR LIBOR USD 1 Month+6.150%, 12/25/2042	1,177	189
FNMA CMO, Ser 2012-134, Cl MS, IO
4.085%, VAR LIBOR USD 1 Month+6.150%, 12/25/2042	518	85
FNMA CMO, Ser 2012-28, Cl B
6.500%, 06/25/2039	37	40
FNMA CMO, Ser 2012-35, Cl SC, IO
4.435%, VAR LIBOR USD 1 Month+6.500%, 04/25/2042	545	91
FNMA CMO, Ser 2012-46, Cl BA
6.000%, 05/25/2042	667	726
FNMA CMO, Ser 2012-70, Cl YS, IO
4.585%, VAR LIBOR USD 1 Month+6.650%, 02/25/2041	275	31
FNMA CMO, Ser 2012-74, Cl OA, PO
0.000%, 03/25/2042 (A)	59	53
FNMA CMO, Ser 2012-74, Cl SA, IO
4.585%, VAR LIBOR USD 1 Month+6.650%, 03/25/2042	895	107
FNMA CMO, Ser 2012-75, Cl AO, PO
0.000%, 03/25/2042 (A)	117	102
FNMA CMO, Ser 2012-75, Cl NS, IO
4.535%, VAR LIBOR USD 1 Month+6.600%, 07/25/2042	309	51
FNMA CMO, Ser 2013-101, Cl BO, PO
0.000%, 10/25/2043 (A)	1,436	1,067
FNMA CMO, Ser 2013-101, Cl CO, PO
0.000%, 10/25/2043 (A)	3,287	2,436

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2013-124, Cl SB, IO
3.885%, VAR LIBOR USD 1 Month+5.950%, 12/25/2043	$881	$149
FNMA CMO, Ser 2013-26, Cl HI, IO
3.000%, 04/25/2032	999	84
FNMA CMO, Ser 2013-30, Cl CA
1.500%, 04/25/2043	706	653
FNMA CMO, Ser 2013-54, Cl BS, IO
4.085%, VAR LIBOR USD 1 Month+6.150%, 06/25/2043	560	98
FNMA CMO, Ser 2013-9, Cl CB
5.500%, 04/25/2042	1,651	1,790
FNMA CMO, Ser 2013-9, Cl BC
6.500%, 07/25/2042	1,499	1,686
FNMA CMO, Ser 2014-40, Cl EP
3.500%, 10/25/2042	1,108	1,121
FNMA CMO, Ser 2016-60, Cl QS, IO
4.035%, VAR LIBOR USD 1 Month+6.100%, 09/25/2046	1,800	240
FNMA CMO, Ser 2017-13, Cl PA
3.000%, 08/25/2046	2,059	2,033
FNMA CMO, Ser 2017-76, Cl SB, IO
4.035%, VAR LIBOR USD 1 Month+6.100%, 10/25/2057	3,251	549
FNMA CMO, Ser 2017-85, Cl SC, IO
4.136%, 11/25/2017	1,066	156
FNMA Interest STRIPS CMO, Ser 2002-323, Cl 16, IO
7.000%, 01/25/2032	220	38
FNMA Interest STRIPS CMO, Ser 2003-334, Cl 16, IO
6.500%, 02/25/2033	290	51
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C2, IO
3.000%, 04/25/2027	1,557	131
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C13, IO
3.500%, 11/25/2041	1,026	200
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C17, IO
4.000%, 11/25/2041	1,128	239
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C22, IO
4.500%, 11/25/2039	1,065	237
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C1, IO
3.000%, 11/25/2026	2,145	163
FNMA TBA
5.000%, 11/01/2037 to 10/01/2038	22,250	23,503
4.500%, 09/15/2033 to 09/15/2041	120,230	124,843
4.000%, 09/14/2039	120,785	122,989
3.500%, 09/01/2040	64,170	64,289

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
3.000%, 09/25/2026 to 09/13/2042	$58,685	$57,175
FNMA, Ser 141, Cl 1
2.964%, 05/01/2027	4,822	4,717
FNMA, Ser 2014-M12, Cl FA
2.382%, VAR LIBOR USD 1 Month+0.300%, 10/25/2021	687	688
FNMA, Ser 2014-M3, Cl X2, IO
0.173%, 01/25/2024 (B)	47,080	145
FNMA, Ser 2015-M8, Cl X2, IO
0.255%, 01/25/2025 (B)	85,775	676
FNMA, Ser 2016-M11, Cl AL
2.944%, 07/25/2039	991	938
FNMA, Ser 2017-M7, Cl A2
2.961%, 02/25/2027 (B)	751	725
FNMA, Ser 2018-M1, Cl A2
3.086%, 12/25/2027 (B)	8,400	8,115
FNMA, Ser 2018-M2, Cl A2
2.999%, 01/25/2028 (B)	710	682
FNMA, Ser M5, Cl FA
2.572%, VAR LIBOR USD 1 Month+0.490%, 04/25/2024	934	937
FREMF Mortgage Trust, Ser 2011-K11, Cl B
4.565%, 12/25/2048 (B)(C)	171	175
FREMF Mortgage Trust, Ser K24, Cl B
3.622%, 11/25/2045 (B)(C)	75	75
FREMF Mortgage Trust, Ser K706, Cl B
4.177%, 11/25/2044 (B)(C)	6,235	6,231
GNMA
9.500%, 12/15/2020	–	–
7.000%, 04/15/2026 to 05/15/2033	798	860
6.500%, 01/15/2024 to 07/15/2035	1,429	1,573
6.000%, 12/15/2023 to 10/20/2040	4,951	5,438
5.000%, 12/20/2039 to 10/20/2047	10,348	10,938
4.500%, 01/20/2040 to 06/20/2047	23,362	24,432
4.000%, 08/20/2047 to 11/20/2047	10,003	10,254
3.500%, 03/20/2046 to 11/20/2047	25,852	25,979
3.000%, 04/15/2045 to 11/20/2047	26,527	25,979
GNMA ARM
3.750%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.440%, 01/20/2060	805	827
2.750%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.500%, 07/20/2034	9	9
GNMA CMO, Ser 2001-22, Cl PS
15.652%, VAR LIBOR USD 1 Month+21.008%, 03/17/2031	211	276
GNMA CMO, Ser 2002-57, Cl SB
81.548%, VAR LIBOR USD 1 Month+112.500%, 08/16/2032	26	76

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2003-60, Cl GS
8.978%, VAR LIBOR USD 1 Month+12.417%, 05/16/2033	$20	$21
GNMA CMO, Ser 2004-93, Cl PC
5.000%, 04/16/2034	1	1
GNMA CMO, Ser 2005-7, Cl JM
12.180%, VAR LIBOR USD 1 Month+16.720%, 05/18/2034	4	4
GNMA CMO, Ser 2006-16, Cl GS, IO
4.913%, VAR LIBOR USD 1 Month+6.990%, 04/20/2036	592	78
GNMA CMO, Ser 2007-78, Cl SA, IO
4.467%, VAR LIBOR USD 1 Month+6.530%, 12/16/2037	3,441	387
GNMA CMO, Ser 2009-106, Cl KS, IO
4.323%, VAR LIBOR USD 1 Month+6.400%, 11/20/2039	4,383	527
GNMA CMO, Ser 2009-66, Cl XS, IO
4.737%, VAR LIBOR USD 1 Month+6.800%, 07/16/2039	39	4
GNMA CMO, Ser 2009-66, Cl LC
6.000%, 08/16/2039	2,245	2,461
GNMA CMO, Ser 2009-8, Cl PS, IO
4.237%, VAR LIBOR USD 1 Month+6.300%, 08/16/2038	36	3
GNMA CMO, Ser 2010-14, Cl AO, PO
0.000%, 12/20/2032 (A)	63	61
GNMA CMO, Ser 2010-31, Cl GS, IO
4.423%, VAR LIBOR USD 1 Month+6.500%, 03/20/2039	116	4
GNMA CMO, Ser 2010-4, Cl NS, IO
4.327%, VAR LIBOR USD 1 Month+6.390%, 01/16/2040	5,918	921
GNMA CMO, Ser 2010-4, Cl SL, IO
4.337%, VAR LIBOR USD 1 Month+6.400%, 01/16/2040	124	18
GNMA CMO, Ser 2010-59, Cl LB
4.500%, 10/20/2039	1,338	1,384
GNMA CMO, Ser 2010-85, Cl HS, IO
4.573%, VAR LIBOR USD 1 Month+6.650%, 01/20/2040	408	38
GNMA CMO, Ser 2010-H04, Cl CI, IO
1.631%, 04/20/2060 (B)	8,988	351
GNMA CMO, Ser 2010-H10, Cl FC
3.077%, VAR ICE LIBOR USD 1 Month+1.000%, 05/20/2060	2,766	2,804
GNMA CMO, Ser 2010-H26, Cl LF
2.450%, VAR ICE LIBOR USD 1 Month+0.350%, 08/20/2058	3,834	3,831
GNMA CMO, Ser 2011-146, Cl EI, IO
5.000%, 11/16/2041	65	12

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2011-H09, Cl AF
2.600%, VAR ICE LIBOR USD 1 Month+0.500%, 03/20/2061	$1,148	$1,151
GNMA CMO, Ser 2012-112, Cl IO, IO
0.278%, 02/16/2053 (B)	6,266	128
GNMA CMO, Ser 2012-124, Cl AS, IO
4.137%, VAR LIBOR USD 1 Month+6.200%, 10/16/2042	899	145
GNMA CMO, Ser 2012-141, Cl WA
4.530%, 11/16/2041 (B)	676	715
GNMA CMO, Ser 2012-142, Cl IO, IO
0.990%, 04/16/2054 (B)	18,636	784
GNMA CMO, Ser 2012-27, Cl IO, IO
0.963%, 04/16/2053 (B)	9,427	288
GNMA CMO, Ser 2012-66, Cl CI, IO
3.500%, 02/20/2038	994	79
GNMA CMO, Ser 2012-98, Cl SA, IO
4.037%, VAR LIBOR USD 1 Month+6.100%, 08/16/2042	715	110
GNMA CMO, Ser 2012-H07, Cl KI, IO
1.183%, 03/20/2062 (B)	32,054	548
GNMA CMO, Ser 2013-145, Cl IO, IO
1.068%, 09/16/2044 (B)	8,127	401
GNMA CMO, Ser 2013-163, Cl IO, IO
1.147%, 02/16/2046 (B)	11,472	541
GNMA CMO, Ser 2013-H01, Cl JA
2.420%, VAR ICE LIBOR USD 1 Month+0.320%, 01/20/2063	1,078	1,076
GNMA CMO, Ser 2013-H01, Cl TA
2.600%, VAR ICE LIBOR USD 1 Month+0.500%, 01/20/2063	224	224
GNMA CMO, Ser 2014-124, Cl IE, IO
0.743%, 05/16/2054 (B)	9,431	370
GNMA CMO, Ser 2014-186, Cl IO, IO
0.757%, 08/16/2054 (B)	14,439	654
GNMA CMO, Ser 2014-47, Cl IA, IO
0.304%, 02/16/2048 (B)	2,046	50
GNMA CMO, Ser 2014-50, Cl IO, IO
0.845%, 09/16/2055 (B)	5,028	271
GNMA CMO, Ser 2014-H04, Cl FB
2.750%, VAR ICE LIBOR USD 1 Month+0.650%, 02/20/2064	2,269	2,285
GNMA CMO, Ser 2015-167, Cl OI, IO
4.000%, 04/16/2045	539	105
GNMA CMO, Ser 2016-128, Cl IO, IO
0.936%, 09/16/2056 (B)	12,535	996
GNMA CMO, Ser 2016-135, Cl SB, IO
4.037%, VAR LIBOR USD 1 Month+6.100%, 10/16/2046	602	144
GNMA CMO, Ser 2016-84, Cl IG, IO
4.500%, 11/16/2045	265	56

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2017-167, Cl BQ
2.500%, 08/20/2044	$2,969	$2,868
GNMA CMO, Ser 2018-H06, Cl PF
2.400%, VAR ICE LIBOR USD 1 Month+0.300%, 02/20/2068	1,060	1,057
GNMA CMO, Ser 2018-H07, Cl FD
2.400%, VAR LIBOR USD 1 Month+0.300%, 05/20/2068	1,861	1,856
GNMA TBA
5.000%, 09/01/2033 to 10/01/2033	17,700	18,569
4.500%, 09/15/2039 to 11/15/2039	78,580	81,618
4.000%, 09/01/2039	44,435	45,509
3.500%, 09/15/2041	13,110	13,161
3.000%, 09/01/2042	26,130	25,561
GNMA, Ser 2011-92, Cl AB
2.700%, 11/16/2044	2	2
GNMA, Ser 2012-33, Cl A
1.899%, 03/16/2040	71	70
GNMA, Ser 2017-190, Cl IO, IO
0.691%, 03/16/2060 (B)	7,375	447
GNMA, Ser 98, Cl A
3.000%, 10/16/2050	959	935
GNMA, Ser 99, Cl A
3.200%, 01/16/2052	1,139	1,121
NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 1A
2.530%, VAR LIBOR USD 1 Month+0.450%, 10/07/2020	2,827	2,836
NCUA Guaranteed Notes CMO, Ser 2010-R3, Cl 2A
2.640%, VAR LIBOR USD 1 Month+0.560%, 12/08/2020	251	252
NCUA Guaranteed Notes CMO, Ser 2010-R3, Cl 1A
2.640%, VAR LIBOR USD 1 Month+0.560%, 12/08/2020	276	279
NCUA Guaranteed Notes CMO, Ser 2011-R1, Cl 1A
2.530%, VAR ICE LIBOR USD 1 Month+0.450%, 01/08/2020	21	22

		1,524,983

Non-Agency Mortgage-Backed Obligations — 7.8%
American Home Mortgage Investment Trust, Ser 2005-1, Cl 1A2
2.624%, VAR ICE LIBOR USD 1 Month+0.560%, 06/25/2045	3,938	3,881
ASG Resecuritization Trust, Ser 2011-1, Cl 3A50
3.971%, 11/28/2035 (B)(C)	50	50
Aventura Mall Trust, Ser 2013-AVM, Cl D
3.867%, 12/05/2032 (B)(C)	190	193

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
BAMLL Commercial Mortgage Securities Trust, Ser 2018-PARK, Cl A
4.091%, 08/10/2038 (B)(C)	$2,640	$2,728
Banc of America Alternative Loan Trust, Ser 2006-8, Cl 3A1
5.726%, 11/25/2021 (B)	31	29
Banc of America Alternative Loan Trust, Ser 2007-1, Cl 2A1
6.112%, 04/25/2037 (B)	119	117
Banc of America Funding, Ser 2003-2, Cl 1A1
6.500%, 06/25/2032	14	15
Banc of America Funding, Ser 2004-2, Cl 1CB1
5.750%, 09/20/2034	136	145
Banc of America Funding, Ser 2004-C, Cl 1A1
3.883%, 12/20/2034 (B)	58	58
Banc of America Funding, Ser 2005-B, Cl 2A1
3.997%, 04/20/2035 (B)	1,475	1,305
Banc of America Funding, Ser 2006-G, Cl 2A4
2.367%, VAR ICE LIBOR USD 1 Month+0.290%, 07/20/2036	4,232	4,223
Banc of America Funding, Ser 2015-R2, Cl 9A1
2.280%, VAR ICE LIBOR USD 1 Month+0.215%, 03/27/2036 (C)	2,851	2,828
Banc of America Re-Remic Trust, Ser 2012- PARK, Cl A
2.959%, 12/10/2030 (C)	1,842	1,817
BANK, Ser 2017-BNK7, Cl A5
3.435%, 09/15/2060	1,170	1,152
BBCMS Trust, Ser 2015-SRCH, Cl A1
3.312%, 08/10/2035 (C)	450	445
BBCMS Trust, Ser 2018-CBM, Cl A
3.100%, VAR LIBOR USD 1 Month+1.000%, 07/15/2037 (C)	3,500	3,501
BB-UBS Trust, Ser 2012-TFT, Cl A
2.892%, 06/05/2030 (C)	1,500	1,472
BCAP LLC Trust, Ser 2009-RR5, Cl 8A1
5.500%, 11/26/2034 (B)(C)	120	122
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 24A
2.374%, 05/25/2034 (B)	71	67
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 14A
3.831%, 05/25/2034 (B)	32	32
Bear Stearns Alt-A Trust, Ser 2004-13, Cl A1
2.805%, VAR ICE LIBOR USD 1 Month+0.740%, 11/25/2034	5	5
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR8, Cl X1, IO
0.517%, 06/11/2041 (B)(C)	126	1

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Caesars Palace Las Vegas Trust, Ser 2017- VICI, Cl A
3.531%, 10/15/2034 (C)	$3,550	$3,573
CD Commercial Mortgage Trust, Ser 2006- CD2, Cl X, IO
0.023%, 01/15/2046 (B)(C)	2,055	–
CD Commercial Mortgage Trust, Ser 2007- CD4, Cl XC, IO
0.678%, 12/11/2049 (B)(C)	190	1
CD Commercial Mortgage Trust, Ser 2016- CD1, Cl ASB
2.622%, 08/10/2049	1,686	1,612
CD Commercial Mortgage Trust, Ser 2016- CD1, Cl A1
1.443%, 08/10/2049	401	391
CD Commercial Mortgage Trust, Ser 2016- CDS, Cl A4
3.526%, 11/10/2049 (B)	1,280	1,272
CD Commercial Mortgage Trust, Ser 2017- CD3, Cl A4
3.631%, 02/10/2050	1,240	1,242
CD Commercial Mortgage Trust, Ser 2017- CD4, Cl ASB
3.317%, 05/10/2050	734	729
CD Commercial Mortgage Trust, Ser 2017- CD6, Cl ASB
3.332%, 11/13/2050	1,764	1,749
CD Commercial Mortgage Trust, Ser 2018- CD7, Cl A4
4.279%, 08/15/2051	1,686	1,764
CFCRE Commercial Mortgage Trust, Ser 2016-C3, Cl A1
1.793%, 01/10/2048	612	603
CFCRE Commercial Mortgage Trust, Ser 2016-C4, Cl A4
3.283%, 05/10/2058	894	870
CFCRE Commercial Mortgage Trust, Ser 2016-C4, Cl ASB
3.091%, 05/10/2058	988	967
CFCRE Commercial Mortgage Trust, Ser 2016-C7, Cl A2
3.585%, 12/10/2054	964	958
CFCRE Commercial Mortgage Trust, Ser 2016-C7, Cl A3
3.839%, 12/10/2054	712	719
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl A4
3.572%, 06/15/2050	565	558
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl A1
1.965%, 06/15/2050	496	485

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl ASB
3.367%, 06/15/2050	$763	$754
CGRBS Commercial Mortgage Trust, Ser 2013-VN05, Cl A
3.369%, 03/13/2035 (C)	1,835	1,833
Chase Mortgage Finance, Ser 2007-A1, Cl 9A1
3.983%, 02/25/2037 (B)	57	57
Chase Mortgage Finance, Ser 2007-A1, Cl 2A1
4.467%, 02/25/2037 (B)	65	66
Chase Mortgage Finance, Ser 2007-A2, Cl 1A1
4.257%, 07/25/2037 (B)	107	107
Chevy Chase Funding Mortgage-Backed Certificates, Ser 2003-4X, Cl A2
2.845%, VAR ICE LIBOR USD 1 Month+0.780%, 10/25/2034	2,810	2,702
Citigroup Commercial Mortgage Trust, Ser 2013-375P, Cl A
3.251%, 05/10/2035 (C)	1,465	1,458
Citigroup Commercial Mortgage Trust, Ser 2014-GC25, Cl AS
4.017%, 10/10/2047	1,290	1,297
Citigroup Commercial Mortgage Trust, Ser 2015-GC29, Cl AS
3.457%, 04/10/2048	500	493
Citigroup Global Markets Mortgage Securities VII, Ser 2003-HYB1, Cl A
3.740%, 09/25/2033 (B)	83	84
Citigroup Mortgage Loan Trust, Ser 2004- HYB1, Cl A41
3.340%, 02/25/2034 (B)	22	21
Citigroup Mortgage Loan Trust, Ser 2004- RR2, Cl A2
4.163%, 05/25/2034 (B)(C)	159	162
Citigroup Mortgage Loan Trust, Ser 2004- UST1, Cl A6
4.001%, 08/25/2034 (B)	64	63
Citigroup Mortgage Loan Trust, Ser 2009-10, Cl 1A1
3.903%, 09/25/2033 (B)(C)	137	139
CityLine Commercial Mortgage Trust, Ser 2016-CLNE, Cl A
2.871%, 11/10/2031 (B)(C)	1,290	1,252
Cold Storage Trust, Ser 2017-ICE3, Cl A
3.063%, VAR LIBOR USD 1 Month+1.000%, 04/15/2036 (C)	3,980	3,992
COLT Mortgage Loan Trust, Ser 2017-2, Cl A1A
2.415%, 10/25/2047 (B)(C)	5,089	5,054

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust, Ser 2012-CR2, Cl A4
3.147%, 08/15/2045	$209	$208
COMM Mortgage Trust, Ser 2012-CR4, Cl A2
1.801%, 10/15/2045	206	203
COMM Mortgage Trust, Ser 2013-300P, Cl A1
4.353%, 08/10/2030 (C)	1,345	1,394
COMM Mortgage Trust, Ser 2013-CR10, Cl A2
2.972%, 08/10/2046	40	40
COMM Mortgage Trust, Ser 2013-CR12, Cl A2
2.904%, 10/10/2046	717	717
COMM Mortgage Trust, Ser 2013-LC13, Cl B
5.009%, 08/10/2046 (B)(C)	1,150	1,204
COMM Mortgage Trust, Ser 2014-CR15, Cl A2
2.928%, 02/10/2047	98	98
COMM Mortgage Trust, Ser 2014-LC15, Cl A2
2.840%, 04/10/2047	475	475
COMM Mortgage Trust, Ser 2014-UBS2, Cl A5
3.961%, 03/10/2047	603	618
COMM Mortgage Trust, Ser 2014-UBS2, Cl XA, IO
1.499%, 03/10/2047 (B)	14,945	695
COMM Mortgage Trust, Ser 2014-UBS5, Cl ASB
3.548%, 09/10/2047	504	508
COMM Mortgage Trust, Ser 2014-UBS6, Cl A5
3.644%, 12/10/2047	1,408	1,418
COMM Mortgage Trust, Ser 2015-DC1, Cl A2
2.870%, 02/10/2048	135	135
COMM Mortgage Trust, Ser 2015-DC1, Cl A5
3.350%, 02/10/2048	3,499	3,462
COMM Mortgage Trust, Ser 2015-LC19, Cl XA, IO
1.329%, 02/10/2048 (B)	17,220	1,012
COMM Mortgage Trust, Ser 2016-787S, Cl A
3.545%, 02/10/2036 (C)	1,470	1,460
COMM Mortgage Trust, Ser 2016-COR1, Cl ASB
2.972%, 10/10/2049	728	708
COMM Mortgage Trust, Ser 2016-SAVA, Cl A
3.783%, VAR LIBOR USD 1 Month+1.720%, 10/15/2034 (C)	1,173	1,173
COMM Mortgage Trust, Ser 2017-PANW, Cl A
3.244%, 10/10/2029 (C)	1,780	1,747
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR3, Cl A3
2.822%, 10/15/2045	749	736
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR12, Cl B
4.762%, 10/10/2046 (B)	190	196
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR12, Cl C
5.250%, 10/10/2046 (B)	90	91

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR12, Cl AM
4.300%, 10/10/2046	$220	$226
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR12, Cl A4
4.046%, 10/10/2046	763	788
Commercial Mortgage Pass-Through Certificates, Ser 2014-277P, Cl A
3.732%, 08/10/2049 (B)(C)	1,350	1,363
Commercial Mortgage Trust, Ser 2013-CR11, Cl A1
1.468%, 08/10/2050	78	78
Commercial Mortgage Trust, Ser 2014-UBS4, Cl AM
3.968%, 08/10/2047	1,136	1,139
Commercial Mortgage Trust, Ser 2018-COR3, Cl A3
4.228%, 05/10/2051	722	750
Core Industrial Trust, Ser 2015-CALW, Cl A
3.040%, 02/10/2034 (C)	1,599	1,590
Core Industrial Trust, Ser 2015-TEXW, Cl A
3.077%, 02/10/2034 (C)	1,752	1,745
Countrywide Alternative Loan Trust, Ser 2004-27CB, Cl A1
6.000%, 12/25/2034	696	701
Countrywide Alternative Loan Trust, Ser 2004-J6, Cl 2A1
6.500%, 11/25/2031	329	343
Countrywide Alternative Loan Trust, Ser 2004-J6, Cl PO, PO
0.000%, 11/25/2031 (A)	55	51
Countrywide Alternative Loan Trust, Ser 2005-27, Cl 3A2
2.848%, VAR 12 Month Treas Avg+1.100%, 08/25/2035	276	219
Countrywide Home Loan Mortgage Pass- Through Trust, Ser 2004-14, Cl 4A1
3.887%, 08/25/2034 (B)	147	143
Countrywide Home Loan Mortgage Pass- Through Trust, Ser 2005-20, Cl A7
5.250%, 12/25/2027	206	195
Credit Suisse First Boston Mortgage Securities, Ser 2003-27, Cl 5A3
5.250%, 11/25/2033	161	162
Credit Suisse First Boston Mortgage Securities, Ser 2003-29, Cl 5A1
7.000%, 12/25/2033	107	115
CSAIL Commercial Mortgage Trust, Ser 2015- C3, Cl A3
3.447%, 08/15/2048	110	109

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
CSAIL Commercial Mortgage Trust, Ser 2015- C3, Cl A4
3.718%, 08/15/2048	$1,040	$1,049
CSAIL Commercial Mortgage Trust, Ser 2015- C4, Cl A4
3.808%, 11/15/2048	2,593	2,625
CSAIL Commercial Mortgage Trust, Ser 2016- C5, Cl ASB
3.533%, 11/15/2048	327	328
CSAIL Commercial Mortgage Trust, Ser 2018- CX11, Cl A5
4.033%, 04/15/2051	1,900	1,949
CSMC Trust, Ser 2014-USA, Cl A2
3.953%, 09/15/2037 (C)	590	595
CSMC Trust, Ser 2015-5R, Cl 1A1
2.573%, 09/27/2046 (B)(C)	4,019	3,951
CSMC Trust, Ser 2015-GLPA, Cl A
3.881%, 11/15/2037 (C)	208	212
CSMC Trust, Ser 2016-NXSR, Cl A4
3.795%, 12/15/2049 (B)	1,284	1,294
CSMC Trust, Ser 2018-J1, Cl A2
3.500%, 02/25/2048 (B)(C)	14,390	14,047
DBCCRE Mortgage Trust, Ser 2014-ARCP, Cl C
5.099%, 01/10/2034 (B)(C)	250	252
DBCCRE Mortgage Trust, Ser 2014-ARCP, Cl A
4.238%, 01/10/2034 (C)	505	513
DBJPM Mortgage Trust, Ser 2017-C6, Cl ASB
3.121%, 06/10/2050	433	424
DBRR Trust, Ser 2011-LC2, Cl A4A
4.537%, 07/12/2044 (B)(C)	2,845	2,907
DBUBS Mortgage Trust, Ser 2011-LC3A, Cl A4
4.551%, 08/10/2044	112	114
DSLA Mortgage Loan Trust, Ser 2004-AR2, Cl A2B
2.877%, VAR ICE LIBOR USD 1 Month+0.800%, 11/19/2044	709	659
EverBank Mortgage Loan Trust, Ser 2018-1, Cl A22
3.500%, 02/25/2048 (B)(C)	3,541	3,480
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA1, Cl M2
4.965%, VAR ICE LIBOR USD 1 Month+2.900%, 07/25/2028	2,640	2,707
First Horizon Alternative Mortgage Securities, Ser 2004-AA3, Cl A1
4.120%, 09/25/2034 (B)	123	122
Flagstar Mortgage Trust, Ser 2018-2, Cl A4
3.500%, 04/25/2048 (B)(C)	5,927	5,805
FREMF Mortgage Trust, Ser K20, Cl X2A, IO
0.200%, 05/25/2045 (C)	26,478	158

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GE Business Loan Trust, Ser 2007-1A, Cl A
2.233%, VAR LIBOR USD 1 Month+0.170%, 04/15/2035 (C)	$453	$444
GNMA
5.000%, 11/20/2047 to 09/20/2048	106,867	112,470
4.500%, 03/15/2042 to 09/20/2048	18,002	18,725
4.000%, 03/20/2048 to 04/20/2048	4,022	4,131
3.500%, 05/20/2046 to 01/20/2048	20,416	20,551
3.000%, 10/20/2046 to 09/20/2047	4,388	4,296
GS Mortgage Securities II, Ser 2013-KING, Cl A
2.706%, 12/10/2027 (C)	245	244
GS Mortgage Securities II, Ser 2017-SLP, Cl C
3.924%, 10/10/2032 (C)	4,610	4,620
GS Mortgage Securities II, Ser GS10, Cl A5
4.155%, 07/10/2051 (B)	3,425	3,543
GS Mortgage Securities Trust, Ser 2006-GG8, Cl X, IO
1.089%, 11/10/2039 (B)(C)	1,076	–
GS Mortgage Securities Trust, Ser 2012-GCJ7, Cl AAB
2.935%, 05/10/2045	149	149
GS Mortgage Securities Trust, Ser 2013- GC16, Cl A2
3.033%, 11/10/2046	530	529
GS Mortgage Securities Trust, Ser 2013- GC16, Cl B
5.161%, 11/10/2046 (B)	390	414
GS Mortgage Securities Trust, Ser 2014-GC18, Cl A3
3.801%, 01/10/2047	668	683
GS Mortgage Securities Trust, Ser 2015- GC32, Cl XA, IO
0.982%, 07/10/2048 (B)	37,770	1,557
GS Mortgage Securities Trust, Ser 2015- GC34, Cl A4
3.506%, 10/10/2048	4,504	4,491
GS Mortgage Securities Trust, Ser 2016-GS3, Cl A4
2.850%, 10/10/2049	734	696
GS Mortgage Securities Trust, Ser 2016-GS3, Cl AAB
2.777%, 10/10/2049	1,102	1,073
GS Mortgage Securities Trust, Ser 2018- SRP5, Cl A
3.281%, 06/09/2021	3,770	3,771
GS Mortgage Securities Trust, Ser 2018- SRP5, Cl B
4.481%, 06/09/2021	3,770	3,771
GSMPS Mortgage Loan Trust, Ser 1998-1, Cl A
8.000%, 09/19/2027 (B)(C)	1	1

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	9

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GSMPS Mortgage Loan Trust, Ser 2005-RP3, Cl 1AS, IO
2.481%, 09/25/2035 (B)(C)	$235	$16
GSR Mortgage Loan Trust, Ser 2004-8F, Cl 2A3
6.000%, 09/25/2034	80	82
GSR Mortgage Loan Trust, Ser 2007-1F, Cl 2A4
5.500%, 01/25/2037	26	28
Hudson Yards, Ser 2016-10HY, Cl A
2.835%, 08/10/2038 (C)	1,200	1,130
Impac CMB Trust, Ser 2005-4, Cl 2A1
2.665%, VAR ICE LIBOR USD 1 Month+0.600%, 05/25/2035	124	122
Impac Funding LLC, Ser 2010-1, Cl A1
5.314%, 01/25/2051 (C)	3,615	3,832
Impac Secured Assets CMN Owner Trust, Ser 2006-2, Cl 2A1
2.415%, VAR ICE LIBOR USD 1 Month+0.350%, 08/25/2036	980	962
Indymac Index Mortgage Loan Trust, Ser 2004-AR7, Cl A2
2.925%, VAR ICE LIBOR USD 1 Month+0.860%, 09/25/2034	19	18
Indymac Index Mortgage Loan Trust, Ser 2004-AR8, Cl 2A2A
2.865%, VAR ICE LIBOR USD 1 Month+0.800%, 11/25/2034	32	30
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl C
5.252%, 11/15/2045 (B)	410	429
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl A2
2.977%, 11/15/2045	524	523
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl B
5.049%, 01/15/2047 (B)	230	241
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl C
4.710%, 09/15/2047 (B)	750	733
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C23, Cl A4
3.670%, 09/15/2047	844	855
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A3
2.912%, 10/15/2048	3,794	3,677
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A4
3.227%, 10/15/2048	1,103	1,085
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A2
2.773%, 10/15/2048	666	664

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C30, Cl A5
3.822%, 07/15/2048	$1,330	$1,353
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C31, Cl A3
3.801%, 08/15/2048	1,940	1,970
JPMCC Commercial Mortgage Securities Trust, Ser 2017-JP5, Cl ASB
3.549%, 03/15/2050	2,149	2,154
JPMCC Commercial Mortgage Securities Trust, Ser 2017-JP6, Cl ASB
3.283%, 07/15/2050	813	803
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl A3
3.597%, 03/15/2050	550	550
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl C
4.512%, 03/15/2050 (B)	2,429	2,446
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl ASB
3.492%, 03/15/2050	291	291
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl B
4.009%, 03/15/2050 (B)	3,610	3,602
JPMDB Commercial Mortgage Securities Trust, Ser 2018-C8, Cl ASB
4.145%, 06/15/2051	1,000	1,036
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-CB15, Cl X1, IO
0.388%, 06/12/2043 (B)	4,283	5
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP9, Cl AM
5.372%, 05/15/2047	636	637
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP9, Cl A3SF
2.218%, VAR LIBOR USD 1 Month+0.155%, 05/15/2047	192	192
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-CNTR, Cl A2
4.311%, 08/05/2032 (C)	1,604	1,633
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-CBX, Cl A4
3.483%, 06/15/2045	1,199	1,206
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-CBX, Cl C
5.191%, 06/15/2045 (B)	2,230	2,267
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-C13, Cl A2
2.665%, 01/15/2046	740	738
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-C20, Cl A2
2.872%, 07/15/2047	635	635

10	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2015-FL7, Cl C
4.913%, VAR LIBOR USD 1 Month+2.850%, 05/15/2028 (C)	$577	$578
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP2, Cl ASB
3.733%, 01/15/2049	907	922
2.713%, 08/15/2049	993	962
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP2, Cl A4
2.822%, 08/15/2049	1,400	1,327
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP2, Cl A1
1.324%, 08/15/2049	881	863
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP3, Cl A5
2.870%, 08/15/2049	1,310	1,244
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-BCON, Cl B
3.881%, 01/05/2031 (B)(C)	565	568
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-PHH, Cl A
2.973%, VAR LIBOR USD 1 Month+0.910%, 06/15/2035 (C)	2,100	2,103
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-WPT, Cl AFX
4.248%, 07/05/2033 (C)	1,980	2,046
JPMorgan Mortgage Trust, Ser 2004-A3, Cl SF3
3.993%, 06/25/2034 (B)	460	464
JPMorgan Mortgage Trust, Ser 2005-A1, Cl 3A4
4.004%, 02/25/2035 (B)	177	182
JPMorgan Mortgage Trust, Ser 2005-A2, Cl 5A2
3.904%, 04/25/2035 (B)	47	48
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
3.795%, 11/25/2033 (B)	232	237
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 4A1
4.484%, 08/25/2034 (B)	223	225
JPMorgan Mortgage Trust, Ser 2016-5, Cl A1
2.627%, 12/25/2046 (B)(C)	1,157	1,139
JPMorgan Mortgage Trust, Ser 2017-5, Cl A1
3.172%, 10/26/2048 (B)(C)	9,803	9,703
JPMorgan Mortgage Trust, Ser 2017-5, Cl A2
3.172%, 10/26/2048 (B)(C)	3,389	3,287
JPMorgan Mortgage Trust, Ser 2018-3, Cl A1
3.500%, 09/25/2048 (B)(C)	7,295	7,169
JPMorgan Mortgage Trust, Ser 2018-4, Cl A1
3.500%, 10/25/2048 (B)(C)	2,890	2,856

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Mortgage Trust, Ser 2018-5, Cl A1
3.500%, 10/25/2048 (B)(C)	$9,760	$9,556
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl XCL, IO
0.393%, 02/15/2041 (B)(C)	979	–
Liberty Street Trust, Ser 2016-225L, Cl A
3.597%, 02/10/2036 (C)	1,815	1,808
LMREC, Ser 2016-CRE2, Cl A
3.766%, VAR LIBOR USD 1 Month+1.700%, 11/24/2031 (C)	400	400
MASTR Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A7A
4.370%, 11/21/2034 (B)	2,589	2,662
MASTR Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A7
4.370%, 11/21/2034 (B)	352	361
MASTR Adjustable Rate Mortgages Trust, Ser 2004-5, Cl 3A1
2.625%, 06/25/2034 (B)	7	7
MASTR Alternative Loans Trust, Ser 2004-4, Cl 1A1
5.500%, 05/25/2034	527	547
MASTR Alternative Loans Trust, Ser 2006-3, Cl 1A3
6.250%, 07/25/2036	272	237
MASTR Reperforming Loan Trust, Ser 2005-1, Cl 1A1
6.000%, 08/25/2034 (C)	1,530	1,439
MASTR Reperforming Loan Trust, Ser 2005-2, Cl 1A1F
2.415%, VAR ICE LIBOR USD 1 Month+0.350%, 05/25/2035 (C)	289	235
MASTR Resecuritization Trust, Ser 2005-PO, Cl 3PO, PO
0.000%, 05/28/2035 (A)(C)	19	15
MASTR Seasoned Securities Trust, Ser 2004- 1, Cl 4A1
4.067%, 10/25/2032 (B)	6	6
MASTR Seasoned Securities Trust, Ser 2005- 1, Cl 4A1
4.323%, 10/25/2032 (B)	47	48
Merrill Lynch Mortgage Investors Trust, Ser 2003-A4, Cl 2A
4.388%, 07/25/2033 (B)	64	63
Merrill Lynch Mortgage Investors Trust, Ser 2004-1, Cl 2A1
3.995%, 12/25/2034 (B)	162	163
Merrill Lynch Mortgage Investors Trust, Ser 2004-A1, Cl 2A1
3.750%, 02/25/2034 (B)	64	64

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	11

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch Mortgage Investors Trust, Ser 2004-A1, Cl 4A
3.875%, 02/25/2034 (B)	$45	$46
Merrill Lynch Mortgage Investors Trust, Ser 2004-A4, Cl A2
4.088%, 08/25/2034 (B)	94	96
Merrill Lynch Mortgage Investors Trust, Ser 2004-D, Cl A2
3.236%, VAR ICE LIBOR USD 6 Month+0.720%, 09/25/2029	123	119
Merrill Lynch Mortgage Investors Trust, Ser 2006-1, Cl 1A
4.311%, 02/25/2036 (B)	120	122
ML-CFC Commercial Mortgage Trust, Ser 2006-4, Cl XC, IO
0.670%, 12/12/2049 (B)(C)	247	–
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C5, Cl XA, IO
1.627%, 08/15/2045 (B)(C)	3,575	159
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl A4
4.219%, 07/15/2046 (B)	1,600	1,653
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C9, Cl A2
1.970%, 05/15/2046	–	–
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C15, Cl AS
4.255%, 04/15/2047	75	77
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C25, Cl A5
3.635%, 10/15/2048	1,007	1,011
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C27, Cl A4
3.753%, 12/15/2047	1,678	1,696
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C28, Cl A4
3.544%, 01/15/2049	482	481
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C30, Cl ASB
2.729%, 09/15/2049	3,493	3,376
Morgan Stanley Capital I Trust, Ser 2007- HQ11, Cl X, IO
0.529%, 02/12/2044 (B)(C)	495	1
Morgan Stanley Capital I Trust, Ser 2014- CPT, Cl A
3.350%, 07/13/2029 (C)	910	914
Morgan Stanley Capital I Trust, Ser 2016- BNK2, Cl XA, IO
1.232%, 11/15/2049 (B)	16,234	1,007
Morgan Stanley Capital I Trust, Ser 2016- UB11, Cl ASB
2.606%, 08/15/2049	756	725

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust, Ser 2016- UB11, Cl A1
1.445%, 08/15/2049	$1,051	$1,031
Morgan Stanley Capital I Trust, Ser 2016- UBS9, Cl A1
1.711%, 03/15/2049	599	589
Morgan Stanley Capital I Trust, Ser 2018-H3, Cl A5
4.177%, 07/15/2051	1,604	1,663
Morgan Stanley Mortgage Loan Trust, Ser 2004-3, Cl 4A
5.657%, 04/25/2034 (B)	173	182
Mortgage Loan Resecuritization Trust, Ser 2009-RS1, Cl A85
2.422%, VAR ICE LIBOR USD 1 Month+0.340%, 04/16/2036 (C)	5,031	4,294
MSCG Trust, Ser 2015-ALDR, Cl A2
3.577%, 06/07/2035 (B)(C)	3,115	3,027
New Residential Mortgage Loan Trust, Ser 2017-3A, Cl A1
4.000%, 04/25/2057 (B)(C)	3,086	3,118
New Residential Mortgage Loan Trust, Ser 2017-4A, Cl A1
4.000%, 05/25/2057 (B)(C)	6,691	6,757
New Residential Mortgage Loan Trust, Ser 2018-1A, Cl A1A
4.000%, 12/25/2057 (B)(C)	3,210	3,241
New York Mortgage Trust, Ser 2006-1, Cl 2A2
3.857%, 05/25/2036 (B)	183	178
OBP Depositor Trust, Ser 2010-OBP, Cl A
4.646%, 07/15/2045 (C)	1,875	1,917
OBX Trust, Ser 2018-1, Cl A2
2.715%, VAR ICE LIBOR USD 1 Month+0.650%, 06/25/2057 (C)	5,144	5,145
Opteum Mortgage Acceptance Pass-Through Certificates, Ser 2005-1, Cl M6
3.370%, VAR ICE LIBOR USD 1 Month+1.305%, 02/25/2035	4,462	4,464
Prime Mortgage Trust, Ser 2004-CL1, Cl 1A1
6.000%, 02/25/2034	60	64
Prime Mortgage Trust, Ser 2004-CL1, Cl 1PO, PO
0.000%, 02/25/2034 (A)	14	11
Prime Mortgage Trust, Ser 2006-DR1, Cl 2A1
5.500%, 05/25/2035 (C)	1,377	974
RALI Trust, Ser 2005-QO5, Cl A1
2.748%, VAR 12 Month Treas Avg+1.000%, 01/25/2046	607	545
RAMP Trust, Ser 2005-SL1, Cl A5
6.500%, 05/25/2032	16	16

12	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
RBS Commercial Funding Trust, Ser 2013- GSP, Cl A
3.961%, 01/13/2032 (B)(C)	$1,380	$1,405
Residential Accredit Loans, Ser 2005-QO2, Cl A1
3.108%, VAR 12 Month Treas Avg+1.360%, 09/25/2045	432	410
Residential Asset Mortgage Products, Ser 2004-SL1, Cl A7
7.000%, 11/25/2031	51	54
Residential Asset Mortgage Products, Ser 2004-SL1, Cl A8
6.500%, 11/25/2031	187	196
Residential Asset Mortgage Products, Ser 2004-SL3, Cl A2
6.500%, 12/25/2031	62	61
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
4.032%, 12/25/2034 (B)	422	424
Rosslyn Portfolio Trust, Ser 2017-ROSS, Cl A
3.013%, VAR LIBOR USD 1 Month+0.950%, 06/15/2033 (C)	1,340	1,342
Seasoned Loans Structured Transaction, Ser 2018-1, Cl A1
3.500%, 06/25/2028	3,787	3,787
Sequoia Mortgage Trust, Ser 2004-12, Cl A3
2.817%, VAR ICE LIBOR USD 6 Month+0.320%, 01/20/2035	191	178
Silverstone Master Issuer, Ser 2018-1A, Cl 1A
2.725%, VAR ICE LIBOR USD 3 Month+0.390%, 01/21/2070 (C)	1,270	1,268
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-19XS, Cl 1A1
2.385%, VAR ICE LIBOR USD 1 Month+0.320%, 10/25/2035	1,717	1,675
Structured Agency Credit Risk Debt Notes, Ser 2014-DN1, Cl M2
4.265%, VAR ICE LIBOR USD 1 Month+2.200%, 02/25/2024	1,109	1,140
Structured Asset Mortgage Investments II Trust, Ser 2004-AR5, Cl 1A1
2.737%, VAR ICE LIBOR USD 1 Month+0.660%, 10/19/2034	125	123
Structured Asset Mortgage Investments II Trust, Ser 2005-AR1, Cl A1
2.557%, VAR ICE LIBOR USD 1 Month+0.480%, 04/19/2035	1,660	1,627
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2004-5H, Cl A4
5.540%, 12/25/2033	226	231

Description	Face Amount (Thousands)		Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Structured Asset Securities, Ser 2003-31A, Cl 2A7
3.892%, 10/25/2033 (B)		$2,462	$2,512
Structured Asset Securities, Ser 2003-37A, Cl 2A
3.890%, 12/25/2033 (B)		59	60
Thornburg Mortgage Securities Trust, Ser 2003-4, Cl A1
2.705%, VAR ICE LIBOR USD 1 Month+0.640%, 09/25/2043		243	242
Towd Point Mortgage Funding, Ser 2016- V1A, Cl A1
2.005%, VAR ICE LIBOR GBP 3 Month+1.200%, 02/20/2054 (C)	GBP	1,370	1,790
UBS Commercial Mortgage Trust, Ser 2017- C3, Cl AS
3.739%, 08/15/2050 (B)		$1,930	1,919
UBS Commercial Mortgage Trust, Ser 2017- C7, Cl A4
3.679%, 12/15/2050		633	630
UBS Commercial Mortgage Trust, Ser 2018- C10, Cl A4
4.313%, 05/15/2051		814	851
UBS Commercial Mortgage Trust, Ser 2018- C9, Cl A4
4.117%, 03/15/2051		1,576	1,621
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl A4
3.525%, 05/10/2063		1,143	1,152
VNDO Mortgage Trust, Ser 2012-6AVE, Cl A
2.996%, 11/15/2030 (C)		100	99
VNDO Mortgage Trust, Ser 2013-PENN, Cl A
3.808%, 12/13/2029 (C)		1,110	1,124
VNDO Mortgage Trust, Ser 2016-350P, Cl A
3.805%, 01/10/2035 (C)		1,210	1,215
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C26, Cl XC, IO
0.045%, 06/15/2045 (B)(C)		6,748	–
WaMu Mortgage Pass-Through Certificates Trust, Ser 2004-AR4, Cl A6
4.121%, 06/25/2034 (B)		8,236	8,418
WaMu Mortgage Pass-Through Certificates, Ser 2002-AR18, Cl A
3.601%, 01/25/2033 (B)		104	107
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
3.470%, 10/25/2033 (B)		125	126
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR6, Cl A1
4.226%, 06/25/2033 (B)		100	101

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	13

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
4.118%, 08/25/2033 (B)	$91	$93
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
3.903%, 09/25/2033 (B)	225	231
WaMu Mortgage Pass-Through Certificates, Ser 2003-S4, Cl 2A10
11.784%, VAR ICE LIBOR USD 1 Month+17.463%, 06/25/2033	17	19
WaMu Mortgage Pass-Through Certificates, Ser 2003-S9, Cl A8
5.250%, 10/25/2033	354	362
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A2
3.946%, 06/25/2034 (B)	83	85
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR15, Cl A1A1
2.325%, VAR ICE LIBOR USD 1 Month+0.260%, 11/25/2045	6,375	6,308
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR19, Cl A1A2
2.355%, VAR ICE LIBOR USD 1 Month+0.290%, 12/25/2045	1,939	1,915
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR1, Cl 1A1B
2.818%, VAR 12 Month Treas Avg+1.070%, 01/25/2046	1,730	1,071
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR13, Cl 2A
2.434%, VAR Cost of Funds 11th District of San Fran+1.500%, 10/25/2046	528	513
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR14, Cl 1A4
3.075%, 11/25/2036 (B)	159	151
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR17, Cl 2A
2.385%, VAR Cost of Funds 11th District of San Fran+1.500%, 12/25/2046	261	257
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR17, Cl 1A1B
2.463%, VAR 12 Month Treas Avg+0.810%, 12/25/2046	217	142
Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser 2005-3, Cl CX, IO
5.500%, 05/25/2035	267	50

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Washington Mutual MSC Mortgage Pass-Through Certificates, Ser 2003-MS2, Cl 1A1
5.750%, 02/25/2033	$8	$8
Washington Mutual MSC Mortgage Pass-Through Certificates, Ser 2003-MS8, Cl 1P, PO
0.000%, 05/25/2033 (A)	17	16
Washington Mutual MSC Mortgage Pass-Through Certificates, Ser 2003-MS9, Cl 2P, PO
0.000%, 04/25/2033 (A)	66	61
Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl AS
3.539%, 10/15/2045	1,300	1,302
Wells Fargo Commercial Mortgage Trust, Ser 2013-120B, Cl A
2.800%, 03/18/2028 (B)(C)	1,530	1,516
Wells Fargo Commercial Mortgage Trust, Ser 2016-C36, Cl A4
3.065%, 11/15/2059	1,310	1,259
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-B, Cl A1
3.759%, 02/25/2034 (B)	85	86
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 2A1
4.239%, 12/25/2034 (B)	115	117
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 3A2
4.243%, 12/25/2034 (B)	81	84
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-I, Cl 1A1
3.979%, 07/25/2034 (B)	210	215
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-O, Cl A1
4.635%, 08/25/2034 (B)	37	38
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR14, Cl A1
4.543%, 08/25/2035 (B)	77	78
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR8, Cl 2A1
4.067%, 06/25/2035 (B)	182	186
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR9, Cl 2A1
4.267%, 10/25/2033 (B)	67	68
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR18, Cl 1A1
3.733%, 11/25/2036 (B)	153	153
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR8, Cl 1A3
4.015%, 04/25/2036 (B)	75	75

14	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Mortgage-Backed Securities Trust, Ser 2015-5R, Cl 2A1
4.034%, 03/26/2035 (B)(C)	$2,290	$2,375
WFRBS Commercial Mortgage Trust, Ser 2012-C7, Cl XA, IO
1.570%, 06/15/2045 (B)(C)	2,763	111
WFRBS Commercial Mortgage Trust, Ser 2013-C12, Cl XA, IO
1.421%, 03/15/2048 (B)(C)	11,658	535
WFRBS Commercial Mortgage Trust, Ser 2013-C15, Cl A4
4.153%, 08/15/2046 (B)	150	155
WFRBS Commercial Mortgage Trust, Ser 2013-C17, Cl A4
4.023%, 12/15/2046	120	124
WFRBS Commercial Mortgage Trust, Ser 2013-UBS1, Cl A2
2.927%, 03/15/2046	777	776
WFRBS Commercial Mortgage Trust, Ser 2014-C19, Cl XA, IO
1.266%, 03/15/2047 (B)	4,913	206
WFRBS Commercial Mortgage Trust, Ser 2014-C19, Cl B
4.723%, 03/15/2047 (B)	210	217
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl XA, IO
1.227%, 08/15/2047 (B)	15,140	685
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl B
4.213%, 08/15/2047 (B)	2,180	2,186
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl AS
3.891%, 08/15/2047	1,320	1,333
WFRBS Commercial Mortgage Trust, Ser 2014-C22, Cl B
4.371%, 09/15/2057 (B)	775	787
WFRBS Commercial Mortgage Trust, Ser 2014-C23, Cl XA, IO
0.782%, 10/15/2057 (B)	5,225	144
WFRBS Commercial Mortgage Trust, Ser 2014-C24, Cl AS
3.931%, 11/15/2047	1,330	1,343
WFRBS Commercial Mortgage Trust, Ser 2014-C24, Cl A5
3.607%, 11/15/2047	110	111

		520,191

Total Mortgage-Backed Securities (Cost $2,069,491) ($ Thousands)		2,045,174

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 30.0%

Consumer Discretionary — 2.1%
21st Century Fox America
8.875%, 04/26/2023	$150	$180
6.900%, 03/01/2019	4,000	4,079
6.650%, 11/15/2037	260	338
6.200%, 12/15/2034	265	323
6.150%, 03/01/2037	2,050	2,498
4.950%, 10/15/2045	634	695
Advance Auto Parts
5.750%, 05/01/2020	175	181
Alimentation Couche-Tard
3.550%, 07/26/2027 (C)	2,200	2,088
Amazon.com
5.200%, 12/03/2025	1,080	1,195
4.950%, 12/05/2044	600	681
4.800%, 12/05/2034	187	206
4.050%, 08/22/2047	570	564
3.875%, 08/22/2037	460	455
3.150%, 08/22/2027	960	927
2.800%, 08/22/2024	1,340	1,301
American Honda Finance MTN
3.875%, 09/21/2020 (C)	425	432
AutoZone
3.750%, 06/01/2027	1,630	1,582
2.500%, 04/15/2021	44	43
BMW US Capital LLC
3.450%, 04/12/2023 (C)	2,320	2,310
3.100%, 04/12/2021 (C)	1,740	1,730
2.150%, 04/06/2020 (C)	880	868
1.850%, 09/15/2021 (C)	180	172
CBS
3.375%, 02/15/2028	1,200	1,101
2.300%, 08/15/2019	220	219
Charter Communications Operating LLC
6.484%, 10/23/2045	630	673
6.384%, 10/23/2035	1,910	2,045
5.750%, 04/01/2048	1,991	1,962
5.375%, 04/01/2038	950	916
5.375%, 05/01/2047 (C)	909	856
4.908%, 07/23/2025	2,250	2,298
4.500%, 02/01/2024	1,800	1,821
4.464%, 07/23/2022	640	653
4.200%, 03/15/2028	2,368	2,268
3.750%, 02/15/2028	4,058	3,750
3.579%, 07/23/2020	820	822
Comcast
7.050%, 03/15/2033	50	64
4.750%, 03/01/2044	120	122
4.400%, 08/15/2035	3,055	3,046
4.250%, 01/15/2033	360	359
4.200%, 08/15/2034	570	558
3.900%, 03/01/2038	1,000	928

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	15

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.200%, 07/15/2036	$170	$146
2.350%, 01/15/2027	1,780	1,580
Comcast Cable Communications Holdings
9.455%, 11/15/2022	240	295
Comcast Cable Holdings LLC
10.125%, 04/15/2022	190	234
Daimler Finance North America LLC
3.350%, 05/04/2021 (C)	1,740	1,740
2.700%, 08/03/2020 (C)	340	337
2.450%, 05/18/2020 (C)	150	148
2.300%, 01/06/2020 (C)	3,120	3,087
Discovery Communications LLC
6.350%, 06/01/2040	1,770	1,943
2.750%, 11/15/2019 (C)	2,000	1,989
Dollar General
4.125%, 05/01/2028	1,609	1,606
Ford Motor
5.291%, 12/08/2046	2,207	1,963
4.750%, 01/15/2043	100	83
Ford Motor Credit LLC
8.125%, 01/15/2020	1,395	1,478
5.875%, 08/02/2021	2,400	2,506
4.140%, 02/15/2023	502	495
3.815%, 11/02/2027	1,726	1,553
3.813%, 10/12/2021	2,568	2,531
3.810%, 01/09/2024	445	427
3.200%, 01/15/2021	200	196
3.157%, 08/04/2020	200	198
3.096%, 05/04/2023	200	187
2.875%, 10/01/2018	2,000	2,001
2.597%, 11/04/2019	2,520	2,496
General Motors
6.600%, 04/01/2036	1,510	1,621
6.250%, 10/02/2043	940	975
5.400%, 04/01/2048	196	185
5.150%, 04/01/2038	1,470	1,395
4.875%, 10/02/2023	2,230	2,283
General Motors Financial
4.350%, 01/17/2027	180	176
4.150%, 06/19/2023	656	654
3.450%, 04/10/2022	1,545	1,519
3.200%, 07/13/2020	159	158
3.150%, 01/15/2020	2,000	2,001
2.450%, 11/06/2020	320	313
2.400%, 05/09/2019	2,295	2,288
Kohl’s
5.550%, 07/17/2045	1,660	1,604
Lennar
4.750%, 11/29/2027	1,750	1,669
McDonald’s MTN
4.875%, 12/09/2045	1,070	1,118
4.450%, 03/01/2047	1,275	1,278

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.450%, 09/01/2048	$571	$567
3.800%, 04/01/2028	4,580	4,557
3.700%, 01/30/2026	840	837
3.500%, 03/01/2027	270	264
3.350%, 04/01/2023	2,360	2,353
NBCUniversal Media LLC
5.950%, 04/01/2041	1,473	1,710
Newell Brands
5.500%, 04/01/2046	1,700	1,631
4.200%, 04/01/2026	590	569
3.850%, 04/01/2023	570	560
3.150%, 04/01/2021	680	670
2.600%, 03/29/2019	71	71
NVR
3.950%, 09/15/2022	1,330	1,338
QVC
5.950%, 03/15/2043	50	47
4.375%, 03/15/2023	1,330	1,315
Sands China
5.125%, 08/08/2025 (C)	810	818
4.600%, 08/08/2023 (C)	490	493
Starbucks
4.500%, 11/15/2048	740	729
4.000%, 11/15/2028	2,961	2,968
3.800%, 08/15/2025	5,467	5,467
3.750%, 12/01/2047	568	502
Time Warner Cable
8.250%, 04/01/2019	2,890	2,976
7.300%, 07/01/2038	100	116
6.550%, 05/01/2037	495	536
5.875%, 11/15/2040	210	210
Time Warner Entertainment
8.375%, 07/15/2033	1,380	1,735
TJX
2.250%, 09/15/2026	530	484
Toyota Motor Credit MTN
2.950%, 04/13/2021	1,215	1,213
2.600%, 01/11/2022	1,330	1,308
Viacom
4.250%, 09/01/2023	200	201
3.875%, 04/01/2024	230	226
Walt Disney MTN
4.125%, 06/01/2044	918	910
Warner Media LLC
6.250%, 03/29/2041	190	211
5.375%, 10/15/2041	1,087	1,074
5.350%, 12/15/2043	328	322
4.750%, 03/29/2021	2,180	2,248
4.700%, 01/15/2021	160	165
3.800%, 02/15/2027	950	912

16	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.550%, 06/01/2024	$3,695	$3,597

		141,675

Consumer Staples — 3.2%
Altria Group
9.250%, 08/06/2019	4,220	4,465
4.750%, 05/05/2021	490	509
Anheuser-Busch InBev Finance
4.900%, 02/01/2046	3,940	4,043
3.700%, 02/01/2024	97	97
3.650%, 02/01/2026	3,523	3,450
3.300%, 02/01/2023	2,000	1,985
2.650%, 02/01/2021	2,490	2,462
Anheuser-Busch InBev Worldwide
4.750%, 04/15/2058	340	334
4.600%, 04/15/2048	1,705	1,679
4.000%, 04/13/2028	2,860	2,851
3.500%, 01/12/2024	330	329
2.500%, 07/15/2022	1,236	1,199
BAT Capital
4.540%, 08/15/2047 (C)	1,898	1,755
4.390%, 08/15/2037 (C)	560	522
3.557%, 08/15/2027 (C)	3,380	3,166
3.222%, 08/15/2024 (C)	1,515	1,450
2.764%, 08/15/2022 (C)	3,785	3,668
2.297%, 08/14/2020 (C)	1,006	987
Bayer US Finance II LLC
4.875%, 06/25/2048 (C)	1,475	1,445
4.375%, 12/15/2028 (C)	5,205	5,152
3.500%, 06/25/2021 (C)	1,150	1,149
Bayer US Finance LLC
3.375%, 10/08/2024 (C)	1,475	1,415
2.375%, 10/08/2019 (C)	3,600	3,572
Campbell Soup
3.300%, 03/15/2021	2,685	2,672
Church & Dwight
3.950%, 08/01/2047	248	227
3.150%, 08/01/2027	829	779
2.450%, 08/01/2022	505	487
Coca-Cola
3.300%, 09/01/2021	52	53
2.875%, 10/27/2025	185	179
Coca-Cola Femsa
2.375%, 11/26/2018	898	896
Constellation Brands
3.600%, 02/15/2028	888	839
3.200%, 02/15/2023	2,328	2,276
Costco Wholesale
3.000%, 05/18/2027	2,237	2,156
2.750%, 05/18/2024	1,661	1,620
CVS Health
3.875%, 07/20/2025	929	917

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.500%, 07/20/2022	$850	$846
3.375%, 08/12/2024	95	92
2.750%, 12/01/2022	230	222
2.250%, 08/12/2019	3,000	2,984
CVS Pass-Through Trust
6.036%, 12/10/2028	1,760	1,885
5.926%, 01/10/2034 (C)	164	177
5.880%, 01/10/2028	115	121
5.789%, 01/10/2026 (C)	977	1,018
Danone
2.947%, 11/02/2026 (C)	450	417
2.589%, 11/02/2023 (C)	1,580	1,502
2.077%, 11/02/2021 (C)	1,030	988
Diageo Investment
2.875%, 05/11/2022	3,730	3,685
EMD Finance LLC
2.400%, 03/19/2020 (C)	3,365	3,322
ERAC USA Finance LLC
4.500%, 02/15/2045 (C)	335	322
Fresenius Medical Care US Finance II
5.625%, 07/31/2019 (C)	4,500	4,597
General Mills
4.700%, 04/17/2048	894	875
4.550%, 04/17/2038	905	889
4.200%, 04/17/2028	2,800	2,795
3.700%, 10/17/2023	1,120	1,121
Kaiser Foundation Hospitals
3.150%, 05/01/2027	1,190	1,150
Keurig Dr Pepper
5.085%, 05/25/2048 (C)	830	845
Kraft Heinz Foods
6.500%, 02/09/2040	355	403
5.375%, 02/10/2020	1,827	1,885
5.200%, 07/15/2045	140	136
5.000%, 07/15/2035	370	365
5.000%, 06/04/2042	290	279
4.875%, 02/15/2025 (C)	3,200	3,261
4.625%, 01/30/2029	6,371	6,366
4.375%, 06/01/2046	6,318	5,534
4.000%, 06/15/2023	40	40
3.950%, 07/15/2025	1,560	1,537
3.500%, 06/06/2022	10	10
3.500%, 07/15/2022	1,895	1,884
3.000%, 06/01/2026	760	694
2.800%, 07/02/2020	1,982	1,966
Land O’ Lakes
6.000%, 11/15/2022 (C)	1,890	1,985
Maple Escrow Subsidiary
4.417%, 05/25/2025 (C)	2,845	2,883
Molson Coors Brewing
3.500%, 05/01/2022	220	220

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	17

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Mondelez International Holdings Netherlands
2.000%, 10/28/2021 (C)	$6,425	$6,151
1.625%, 10/28/2019 (C)	4,890	4,817
PepsiCo
3.600%, 03/01/2024	150	153
Pernod Ricard
5.500%, 01/15/2042 (C)	1,180	1,339
Philip Morris International
2.900%, 11/15/2021	550	546
2.500%, 08/22/2022	1,530	1,481
2.500%, 11/02/2022	1,250	1,208
2.000%, 02/21/2020	3,400	3,356
1.875%, 11/01/2019	2,825	2,791
Procter & Gamble
3.100%, 08/15/2023	140	140
Providence St. Joseph Health Obligated Group
2.746%, 10/01/2026	3,295	3,057
Reckitt Benckiser Treasury Services
2.750%, 06/26/2024 (C)	3,675	3,511
Reynolds American
8.125%, 06/23/2019	1,795	1,869
8.125%, 05/01/2040	1,060	1,409
6.875%, 05/01/2020	2,500	2,639
6.150%, 09/15/2043	480	537
5.850%, 08/15/2045	1,476	1,612
4.450%, 06/12/2025	1,600	1,623
3.250%, 06/12/2020	386	386
RWJ Barnabas Health
3.949%, 07/01/2046	2,445	2,344
Sanofi
3.625%, 06/19/2028	3,219	3,244
3.375%, 06/19/2023	2,901	2,917
Shire Acquisitions Investments Ireland DAC
2.400%, 09/23/2021	1,000	966
1.900%, 09/23/2019	8,455	8,357
Sysco
3.550%, 03/15/2025	1,935	1,903
Tyson Foods
2.650%, 08/15/2019	3,750	3,742
UBM
5.750%, 11/03/2020 (C)	850	866
University of Southern California
3.028%, 10/01/2039	2,500	2,268
Walgreens
5.250%, 01/15/2019	50	50
Walgreens Boots Alliance
4.800%, 11/18/2044	1,430	1,380
3.450%, 06/01/2026	710	677
3.300%, 11/18/2021	888	886
2.700%, 11/18/2019	4,000	3,987

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Walmart
4.050%, 06/29/2048	$2,515	$2,544
3.950%, 06/28/2038	1,708	1,722
3.700%, 06/26/2028	4,937	4,987
3.550%, 06/26/2025	4,060	4,110
3.400%, 06/26/2023	1,768	1,790
3.300%, 04/22/2024	175	175
Wm Wrigley Jr
2.900%, 10/21/2019 (C)	1,200	1,200
2.400%, 10/21/2018 (C)	290	290

		209,116

Energy — 3.0%
Anadarko Finance
7.500%, 05/01/2031	240	301
Anadarko Petroleum
4.850%, 03/15/2021	745	768
4.500%, 07/15/2044	1,000	942
3.450%, 07/15/2024	1,246	1,209
Andeavor Logistics
5.200%, 12/01/2047	1,210	1,204
3.500%, 12/01/2022	754	742
Apache
6.900%, 09/15/2018	180	180
5.250%, 02/01/2042	400	409
5.100%, 09/01/2040	795	793
4.750%, 04/15/2043	420	402
4.250%, 01/15/2044	1,130	1,011
3.250%, 04/15/2022	45	45
BG Energy Capital
4.000%, 10/15/2021 (C)	2,775	2,829
BP Capital Markets
3.561%, 11/01/2021	110	111
3.535%, 11/04/2024	150	150
3.506%, 03/17/2025	340	339
3.245%, 05/06/2022	950	949
3.216%, 11/28/2023	4,715	4,665
3.119%, 05/04/2026	400	386
Canadian Natural Resources
6.450%, 06/30/2033	200	237
3.850%, 06/01/2027	644	626
Cenovus Energy
5.400%, 06/15/2047	454	451
4.250%, 04/15/2027	2,360	2,281
Chevron
3.191%, 06/24/2023	95	95
2.954%, 05/16/2026	1,100	1,058
2.895%, 03/03/2024	2,570	2,519
2.355%, 12/05/2022	290	281
1.961%, 03/03/2020	81	80
Cimarex Energy
4.375%, 06/01/2024	3,760	3,810

18	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.900%, 05/15/2027	$907	$872
CNOOC Finance
3.500%, 05/05/2025	2,900	2,806
3.000%, 05/09/2023	253	244
CNOOC Finance 2015 USA LLC
4.375%, 05/02/2028	1,510	1,539
Concho Resources
4.300%, 08/15/2028	1,716	1,714
3.750%, 10/01/2027	60	58
Conoco Funding
6.950%, 04/15/2029	995	1,252
ConocoPhillips
4.150%, 11/15/2034	753	752
Continental Resources
3.800%, 06/01/2024	420	414
Devon Energy
5.850%, 12/15/2025	880	968
5.600%, 07/15/2041	510	550
5.000%, 06/15/2045	2,115	2,138
4.750%, 05/15/2042	127	124
3.250%, 05/15/2022	670	660
Devon Financing
7.875%, 09/30/2031	1,230	1,549
Ecopetrol
5.875%, 05/28/2045	6,065	6,013
4.125%, 01/16/2025	167	163
Enbridge
2.900%, 07/15/2022	1,568	1,529
Enbridge Energy Partners
7.375%, 10/15/2045	415	544
Encana
6.625%, 08/15/2037	610	730
6.500%, 02/01/2038	1,085	1,290
Energy Transfer Equity
5.500%, 06/01/2027	1,999	2,096
Energy Transfer Partners
8.250%, 11/15/2029	3,795	4,624
6.500%, 02/01/2042	357	392
6.125%, 12/15/2045	1,285	1,361
6.000%, 06/15/2048	327	348
5.150%, 03/15/2045	1,800	1,708
4.950%, 06/15/2028	170	173
4.900%, 02/01/2024	250	258
Enterprise Products Operating LLC
4.050%, 02/15/2022	14	14
EOG Resources
4.150%, 01/15/2026	490	504
Equinor
3.700%, 03/01/2024	1,085	1,102
Equities Midstream Partners
5.500%, 07/15/2028	1,250	1,287

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Exxon Mobil
4.114%, 03/01/2046	$2,681	$2,753
3.043%, 03/01/2026	1,140	1,113
Florida Gas Transmission LLC
7.900%, 05/15/2019 (C)	1,850	1,912
Halliburton
3.800%, 11/15/2025	1,070	1,069
Hess
5.800%, 04/01/2047	634	662
5.600%, 02/15/2041	309	314
HollyFrontier
5.875%, 04/01/2026	861	927
KazMunayGas National JSC
6.375%, 10/24/2048 (C)	470	489
5.750%, 04/19/2047 (C)	1,390	1,358
5.375%, 04/24/2030 (C)	1,720	1,733
Kerr-McGee
6.950%, 07/01/2024	3,107	3,546
Kinder Morgan
5.200%, 03/01/2048	1,045	1,047
5.000%, 02/15/2021 (C)	2,018	2,090
4.300%, 06/01/2025	1,885	1,904
4.300%, 03/01/2028	1,660	1,646
3.150%, 01/15/2023	1,543	1,515
3.050%, 12/01/2019	93	93
Kinder Morgan Energy Partners
6.500%, 04/01/2020	3,327	3,495
5.500%, 03/01/2044	645	661
5.000%, 03/01/2043	50	49
3.500%, 03/01/2021	300	301
Marathon Petroleum
4.750%, 09/15/2044	718	699
Motiva Enterprises LLC
5.750%, 01/15/2020 (C)	608	624
MPLX
5.200%, 03/01/2047	655	655
4.700%, 04/15/2048	2,505	2,347
4.500%, 04/15/2038	2,180	2,031
4.000%, 03/15/2028	1,250	1,205
Noble Energy
5.250%, 11/15/2043	150	152
5.050%, 11/15/2044	186	183
4.950%, 08/15/2047	330	322
4.150%, 12/15/2021	2,080	2,114
3.900%, 11/15/2024	1,200	1,189
3.850%, 01/15/2028	680	649
Northwest Pipeline LLC
4.000%, 04/01/2027 (C)	1,732	1,696
Occidental Petroleum
4.625%, 06/15/2045	400	422
4.400%, 04/15/2046	200	206
4.100%, 02/15/2047	720	708

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	19

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.400%, 04/15/2026	$100	$99
3.125%, 02/15/2022	810	807
3.000%, 02/15/2027	510	488
2.700%, 02/15/2023	150	146
Panhandle Eastern Pipeline
8.125%, 06/01/2019	1,161	1,206
Pertamina Persero
6.000%, 05/03/2042 (C)	1,220	1,260
Petrobras Global Finance
6.850%, 06/05/2115	1,290	1,059
6.250%, 03/17/2024	1,930	1,889
Petro-Canada
6.800%, 05/15/2038	500	642
Petroleos del Peru
4.750%, 06/19/2032 (C)	4,890	4,771
Petroleos Mexicanos
6.625%, 06/15/2035	2,202	2,131
6.500%, 03/13/2027	1,050	1,063
6.350%, 02/12/2048 (C)	745	661
5.625%, 01/23/2046	1,650	1,359
5.350%, 02/12/2028 (C)	1,885	1,759
4.875%, 01/18/2024	81	79
3.500%, 01/30/2023	785	740
2.460%, 12/15/2025	2,348	2,296
2.378%, 04/15/2025	1,218	1,191
Petroleos Mexicanos MTN
6.875%, 08/04/2026	90	93
6.750%, 09/21/2047	870	806
4.625%, 09/21/2023	1,320	1,297
Plains All American Pipeline
4.650%, 10/15/2025	2,300	2,328
3.850%, 10/15/2023	750	741
Ruby Pipeline
6.000%, 04/01/2022 (C)	2,682	2,799
Sabine Pass Liquefaction
5.625%, 04/15/2023	1,350	1,444
Sabine Pass Liquefaction LLC
5.625%, 03/01/2025	1,500	1,600
5.000%, 03/15/2027	700	720
Schlumberger Finance Canada
2.650%, 11/20/2022 (C)	2,627	2,552
Schlumberger Holdings
4.000%, 12/21/2025 (C)	3,241	3,261
3.000%, 12/21/2020 (C)	5,890	5,872
Schlumberger Investment
3.650%, 12/01/2023	100	102
3.300%, 09/14/2021 (C)	317	317
Shell International Finance
4.375%, 03/25/2020	260	266
4.300%, 09/22/2019	500	509
Shell International Finance BV
6.375%, 12/15/2038	660	856

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.550%, 08/12/2043	$490	$520
4.375%, 05/11/2045	990	1,023
4.125%, 05/11/2035	2,605	2,657
4.000%, 05/10/2046	170	167
3.750%, 09/12/2046	100	94
Sinopec Group Overseas Development
2014 4.375%, 04/10/2024 (C)	1,020	1,043
Spectra Energy Partners
3.500%, 03/15/2025	1,025	993
Suncor Energy
6.500%, 06/15/2038	450	560
3.600%, 12/01/2024	1,756	1,746
Sunoco Logistics Partners Operations
5.400%, 10/01/2047	1,720	1,686
TC PipeLines
3.900%, 05/25/2027	3,500	3,336
Tennessee Gas Pipeline
8.375%, 06/15/2032	2,000	2,518
Total Capital International
2.875%, 02/17/2022	2,435	2,415
TransCanada PipeLines
4.625%, 03/01/2034	2,820	2,859
Transcontinental Gas Pipe Line LLC
7.850%, 02/01/2026	1,390	1,710
4.600%, 03/15/2048 (C)	100	98
Western Gas Partners
5.500%, 08/15/2048	907	882
5.300%, 03/01/2048	1,285	1,227
Williams
8.750%, 03/15/2032	1,284	1,721
7.875%, 09/01/2021	1,324	1,471
7.750%, 06/15/2031	339	415
7.500%, 01/15/2031	9	11
5.750%, 06/24/2044	867	932
5.250%, 03/15/2020	1,580	1,626
4.850%, 03/01/2048	473	460
4.550%, 06/24/2024	2,264	2,311
3.750%, 06/15/2027	986	946
3.600%, 03/15/2022	124	124
Williams Partners
5.400%, 03/04/2044	694	723
3.900%, 01/15/2025	1,500	1,485

		199,496

Financials — 10.2%
ABN AMRO Bank
2.450%, 06/04/2020 (C)	340	335
Aegon
3.021%, VAR USD ICE Swap 11:00 NY 10 Yr+0.100%, 10/15/2165	2,180	1,640

20	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
American Campus Communities Operating Partnership
3.350%, 10/01/2020	$1,000	$998
American Express
3.700%, 08/03/2023	4,319	4,336
3.400%, 02/27/2023	3,265	3,238
3.000%, 10/30/2024	795	765
2.500%, 08/01/2022	3,890	3,747
American Express Credit MTN
2.375%, 05/26/2020	985	973
2.250%, 08/15/2019	1,015	1,011
American International Group
6.250%, 05/01/2036	581	671
6.250%, VAR ICE LIBOR USD 3 Month+2.056%, 03/15/2087	2,578	2,655
4.200%, 04/01/2028	1,015	1,009
3.900%, 04/01/2026	1,775	1,743
Aon
3.875%, 12/15/2025	1,115	1,116
Apollo Management Holdings
5.000%, 03/15/2048 (C)	1,870	1,837
Athene Holding
4.125%, 01/12/2028	1,540	1,446
AXA Equitable Holdings
3.900%, 04/20/2023 (C)	1,400	1,396
Banco Nacional de Comercio Exterior SNC
3.800%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.000%, 08/11/2026 (C)	1,390	1,352
Banco Santander
4.379%, 04/12/2028	2,600	2,516
4.250%, 04/11/2027	740	714
3.848%, 04/12/2023	1,200	1,180
3.800%, 02/23/2028	800	741
3.457%, VAR ICE LIBOR USD 3 Month+1.120%, 04/12/2023	400	402
Bank of America
6.875%, 11/15/2018	125	126
4.271%, VAR ICE LIBOR USD 3 Month+1.310%, 07/23/2029	905	912
3.864%, VAR ICE LIBOR USD 3 Month+0.940%, 07/23/2024	5,154	5,180
3.419%, VAR ICE LIBOR USD 3 Month+1.040%, 12/20/2028	3,189	3,005
3.366%, VAR ICE LIBOR USD 3 Month+0.810%, 01/23/2026	1,660	1,604
3.004%, VAR ICE LIBOR USD 3 Month+0.790%, 12/20/2023	3,434	3,345
2.738%, VAR ICE LIBOR USD 3 Month+0.370%, 01/23/2022	7,506	7,392
Bank of America MTN
5.000%, 01/21/2044	1,900	2,058

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.450%, 03/03/2026	$6,222	$6,240
4.244%, VAR ICE LIBOR USD 3 Month+1.814%, 04/24/2038	1,426	1,406
4.200%, 08/26/2024	3,720	3,740
4.100%, 07/24/2023	305	313
4.000%, 04/01/2024	6,178	6,281
4.000%, 01/22/2025	1,825	1,805
3.705%, VAR ICE LIBOR USD 3 Month+1.512%, 04/24/2028	5,000	4,838
3.593%, VAR ICE LIBOR USD 3 Month+1.370%, 07/21/2028	6,142	5,880
3.550%, VAR ICE LIBOR USD 3 Month+0.780%, 03/05/2024	1,310	1,302
3.527%, VAR ICE LIBOR USD 3 Month+1.180%, 10/21/2022	165	168
3.500%, 04/19/2026	1,210	1,179
3.499%, VAR ICE LIBOR USD 3 Month+0.630%, 05/17/2022	2,305	2,309
3.300%, 01/11/2023	5,464	5,424
3.248%, 10/21/2027	2,238	2,104
3.093%, VAR ICE LIBOR USD 3 Month+1.090%, 10/01/2025	1,150	1,101
2.625%, 04/19/2021	70	69
2.369%, VAR ICE LIBOR USD 3 Month+0.660%, 07/21/2021	3,595	3,532
Bank of Montreal MTN
2.550%, 11/06/2022	200	194
2.375%, 01/25/2019	50	50
1.900%, 08/27/2021	2,060	1,985
Bank of New York Mellon
3.550%, 09/23/2021	144	145
3.400%, 05/15/2024	3,235	3,219
Bank of New York Mellon MTN
3.650%, 02/04/2024	150	151
3.250%, 09/11/2024	270	267
2.300%, 09/11/2019	4,000	3,985
Bank of Nova Scotia
3.125%, 04/20/2021	2,860	2,848
2.450%, 09/19/2022	1,650	1,595
Bank One Capital III
8.750%, 09/01/2030	1,725	2,368
Banque Federative du Credit Mutuel
3.750%, 07/20/2023 (C)	2,960	2,959
Barclays MTN
4.972%, VAR ICE LIBOR USD 3 Month+1.902%, 05/16/2029	2,860	2,847
4.338%, VAR ICE LIBOR USD 3 Month+1.356%, 05/16/2024	1,470	1,458
Berkshire Hathaway
3.750%, 08/15/2021	488	500
Berkshire Hathaway Finance
4.200%, 08/15/2048	1,443	1,465

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	21

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
BFCM
2.200%, 07/20/2020 (C)	$450	$442
BNP Paribas
4.400%, 08/14/2028 (C)	2,232	2,213
BNP Paribas MTN
4.375%, VAR USD Swap Semi 30/360 5 Year Curr+1.483%, 03/01/2033 (C)	1,370	1,301
3.500%, 03/01/2023 (C)	3,888	3,808
BPCE 5.150%, 07/21/2024 (C)	1,550	1,586
Branch Banking & Trust
3.800%, 10/30/2026	250	250
Brighthouse Financial
4.700%, 06/22/2047	40	33
3.700%, 06/22/2027	3,345	2,989
Capital One
2.650%, 08/08/2022	1,331	1,285
Capital One Financial
4.250%, 04/30/2025	2,652	2,666
3.200%, 01/30/2023	924	903
2.400%, 10/30/2020	1,280	1,256
CC Holdings GS V LLC
3.849%, 04/15/2023	2,500	2,491
Chubb INA Holdings
3.350%, 05/03/2026	420	413
2.300%, 11/03/2020	310	305
Citibank
3.400%, 07/23/2021	2,265	2,270
2.100%, 06/12/2020	4,720	4,637
Citigroup
8.500%, 05/22/2019	2,000	2,082
8.125%, 07/15/2039	2,911	4,189
5.500%, 09/13/2025	1,370	1,459
5.300%, 05/06/2044	255	272
4.750%, 05/18/2046	150	148
4.650%, 07/30/2045	1,140	1,156
4.650%, 07/23/2048	2,905	2,968
4.600%, 03/09/2026	2,785	2,812
4.500%, 01/14/2022	50	52
4.450%, 09/29/2027	4,727	4,687
4.400%, 06/10/2025	2,040	2,045
4.300%, 11/20/2026	590	582
4.125%, 07/25/2028	260	252
4.075%, VAR ICE LIBOR USD 3 Month+1.192%, 04/23/2029	641	632
4.044%, VAR ICE LIBOR USD 3 Month+1.023%, 06/01/2024	2,343	2,368
3.878%, VAR ICE LIBOR USD 3 Month+1.168%, 01/24/2039	526	487
3.875%, 10/25/2023	1,491	1,507
3.700%, 01/12/2026	625	611

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.668%, VAR ICE LIBOR USD 3 Month+1.390%, 07/24/2028	$1,570	$1,500
3.500%, 05/15/2023	930	917
3.200%, 10/21/2026	749	703
3.142%, VAR ICE LIBOR USD 3 Month+0.722%, 01/24/2023	7,660	7,553
2.876%, VAR ICE LIBOR USD 3 Month+0.950%, 07/24/2023	646	627
2.550%, 04/08/2019	4,000	3,996
2.500%, 09/26/2018	11,200	11,201
2.050%, 12/07/2018	3,000	2,997
CME Group
3.000%, 09/15/2022	400	397
Comerica
3.700%, 07/31/2023	3,933	3,945
Commonwealth Bank of Australia MTN
5.000%, 10/15/2019 (C)	900	920
3.900%, 07/12/2047 (C)	1,170	1,114
Compass Bank
3.875%, 04/10/2025	910	883
Cooperatieve Rabobank UA
11.000%, VAR ICE LIBOR USD 3 Month+10.868%, 12/31/2049 (C)	1,893	2,004
5.250%, 08/04/2045	380	407
4.625%, 12/01/2023	2,060	2,102
4.375%, 08/04/2025	1,580	1,576
3.125%, 04/26/2021	3,650	3,639
Cooperatieve Rabobank UA MTN
4.750%, 01/15/2020 (C)	340	348
3.875%, 02/08/2022	300	304
2.250%, 01/14/2020	250	247
Credit Agricole
8.375%,VAR ICE LIBOR USD 3 Month+6.982%, 12/31/2049 (C)	2,270	2,368
Credit Agricole MTN
3.750%, 04/24/2023 (C)	1,256	1,238
3.250%, 10/04/2024 (C)	1,390	1,311
2.500%, 04/15/2019 (C)	500	499
Credit Suisse Group
4.207%, VAR ICE LIBOR USD 3 Month+1.240%, 06/12/2024 (C)	1,295	1,302
3.869%, VAR ICE LIBOR USD 3 Month+1.410%, 01/12/2029 (C)	490	468
Credit Suisse Group Funding Guernsey
4.875%, 05/15/2045	1,340	1,384
Credit Suisse NY MTN
3.625%, 09/09/2024	1,360	1,350
Danske Bank
3.875%, 09/12/2023 (C)	1,495	1,488
Danske Bank MTN
4.375%, 06/12/2028 (C)	1,008	1,004

22	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Discover Bank
4.200%, 08/08/2023	$1,000	$1,010
DNB Bank
2.125%, 10/02/2020 (C)	1,669	1,629
Fairfax Financial Holdings
4.850%, 04/17/2028 (C)	535	535
Farmers Exchange Capital
7.200%, 07/15/2048 (C)	1,788	2,197
Farmers Exchange Capital II
6.151%, VAR ICE LIBOR USD 3 Month+3.744%, 11/01/2053 (C)	4,120	4,439
Fifth Third Bank
3.950%, 07/28/2025	2,675	2,696
2.875%, 10/01/2021	1,870	1,843
Goldman Sachs Bank USA NY
3.200%, 06/05/2020	3,255	3,268
Goldman Sachs Capital II
4.000%, VAR ICE LIBOR USD 3 Month+0.768%, 06/01/2043	595	500
Goldman Sachs Group
6.750%, 10/01/2037	1,629	1,975
6.250%, 02/01/2041	1,290	1,562
5.750%, 01/24/2022	3,970	4,246
5.250%, 07/27/2021	4,860	5,102
5.150%, 05/22/2045	1,870	1,923
4.750%, 10/21/2045	780	793
4.411%, VAR ICE LIBOR USD 3 Month+1.430%, 04/23/2039	2,075	2,031
4.250%, 10/21/2025	1,090	1,085
4.223%, VAR ICE LIBOR USD 3 Month+1.301%, 05/01/2029	3,670	3,634
3.814%, VAR ICE LIBOR USD 3 Month+1.158%, 04/23/2029	2,845	2,722
3.750%, 05/22/2025	500	493
3.750%, 02/25/2026	1,445	1,416
3.625%, 01/22/2023	508	508
3.500%, 11/16/2026	3,492	3,327
3.484%, VAR ICE LIBOR USD 3 Month+1.170%, 11/15/2021	220	223
3.445%, VAR ICE LIBOR USD 3 Month+1.110%, 04/26/2022	225	228
3.272%, VAR ICE LIBOR USD 3 Month+1.201%, 09/29/2025	6,155	5,926
2.625%, 01/31/2019	100	100
2.625%, 04/25/2021	3,500	3,437
2.550%, 10/23/2019	2,000	1,993
Goldman Sachs Group MTN
7.500%, 02/15/2019	5,888	6,013
6.000%, 06/15/2020	2,795	2,928
4.089%, VAR ICE LIBOR USD 3 Month+1.750%, 10/28/2027	2,500	2,582

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.905%, VAR ICE LIBOR USD 3 Month+0.990%, 07/24/2023	$1,060	$1,029
Guardian Life Global Funding
1.950%, 10/27/2021 (C)	1,810	1,741
Guardian Life Global Funding MTN
2.000%, 04/26/2021 (C)	3,000	2,908
HSBC Bank
4.750%, 01/19/2021 (C)	250	258
4.125%, 08/12/2020 (C)	261	265
HSBC Bank USA
5.875%, 11/01/2034	910	1,046
4.875%, 08/24/2020	1,000	1,030
HSBC Holdings
5.100%, 04/05/2021	170	177
4.583%, VAR ICE LIBOR USD 3 Month+1.535%, 06/19/2029	6,685	6,796
4.300%, 03/08/2026	5,405	5,474
4.250%, 03/14/2024	1,190	1,194
4.250%, 08/18/2025	1,290	1,282
4.041%, VAR ICE LIBOR USD 3 Month+1.546%, 03/13/2028	830	812
4.000%, 03/30/2022	390	397
3.950%, VAR ICE LIBOR USD 3 Month+0.987%, 05/18/2024	1,075	1,077
3.400%, 03/08/2021	360	360
2.650%, 01/05/2022	1,083	1,054
ING Bank
5.800%, 09/25/2023 (C)	3,400	3,615
2.500%, 10/01/2019 (C)	440	437
Intercontinental Exchange
3.750%, 09/21/2028	980	982
3.450%, 09/21/2023	980	983
Intesa Sanpaolo
4.375%, 01/12/2048 (C)	845	649
3.875%, 07/14/2027 (C)	4,825	4,146
3.875%, 01/12/2028 (C)	3,234	2,751
3.375%, 01/12/2023 (C)	490	451
3.125%, 07/14/2022 (C)	900	836
Intesa Sanpaolo MTN
5.710%, 01/15/2026 (C)	1,860	1,689
5.017%, 06/26/2024 (C)	3,370	3,049
JPMorgan Chase
6.400%, 05/15/2038	385	485
4.950%, 06/01/2045	300	317
4.500%, 01/24/2022	700	726
4.350%, 08/15/2021	340	350
4.260%, VAR ICE LIBOR USD 3 Month+1.580%, 02/22/2048	755	729
4.250%, 10/01/2027	2,590	2,590
4.203%, VAR ICE LIBOR USD 3 Month+1.260%, 07/23/2029	940	944
4.125%, 12/15/2026	3,220	3,217

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	23

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.032%, VAR ICE LIBOR USD 3 Month+1.460%, 07/24/2048	$1,970	$1,835
3.900%, 07/15/2025	2,200	2,214
3.882%, VAR ICE LIBOR USD 3 Month+1.360%, 07/24/2038	2,555	2,387
3.875%, 09/10/2024	1,715	1,705
3.797%, VAR ICE LIBOR USD 3 Month+0.890%, 07/23/2024	2,010	2,016
3.625%, 05/13/2024	1,490	1,494
3.625%, 12/01/2027	1,560	1,486
3.559%, VAR ICE LIBOR USD 3 Month+0.730%, 04/23/2024	676	674
3.540%, VAR ICE LIBOR USD 3 Month+1.380%, 05/01/2028	3,825	3,672
3.514%, VAR ICE LIBOR USD 3 Month+0.610%, 06/18/2022	3,221	3,237
3.509%, VAR ICE LIBOR USD 3 Month+0.945%, 01/23/2029	3,500	3,344
3.250%, 09/23/2022	220	219
3.220%, VAR ICE LIBOR USD 3 Month+1.155%, 03/01/2025	5,500	5,354
2.972%, 01/15/2023	165	162
2.950%, 10/01/2026	3,466	3,246
2.700%, 05/18/2023	2,625	2,537
JPMorgan Chase MTN
2.295%, 08/15/2021	1,047	1,020
JPMorgan Chase Bank
3.086%, VAR ICE LIBOR USD 3 Month+0.350%, 04/26/2021	4,000	3,997
2.604%, VAR ICE LIBOR USD 3 Month+0.280%, 02/01/2021	8,840	8,780
2.588%, VAR ICE LIBOR USD 3 Month+0.250%, 02/13/2020	7,060	7,065
KKR Group Finance II LLC
5.500%, 02/01/2043 (C)	120	127
KKR Group Finance III LLC
5.125%, 06/01/2044 (C)	2,270	2,292
Lehman Brothers Holdings
6.500%, 07/19/2017 (D)	4,040	–
Lehman Brothers Holdings MTN
6.750%, 12/28/2017 (D)	10,370	–
Lehman Brothers Holdings Capital Trust VII MTN
5.857%, 11/29/2049 (D)	20,630	–
Liberty Mutual Group
4.250%, 06/15/2023 (C)	655	666
Lloyds Bank
3.500%, 05/14/2025	825	813
3.300%, 05/07/2021	2,775	2,774
2.700%, 08/17/2020	200	198
Lloyds Bank MTN
5.800%, 01/13/2020 (C)	200	207

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Lloyds Banking Group
4.375%, 03/22/2028	$3,585	$3,530
4.344%, 01/09/2048	1,255	1,107
4.050%, 08/16/2023	3,352	3,347
3.100%, 07/06/2021	2,610	2,582
2.907%, VAR ICE LIBOR USD 3 Month+0.810%, 11/07/2023	3,190	3,049
Macquarie Bank MTN
2.600%, 06/24/2019 (C)	3,000	2,997
Macquarie Group
6.250%, 01/14/2021 (C)	200	212
Massachusetts Mutual Life Insurance
8.875%, 06/01/2039 (C)	497	785
MassMutual Global Funding II
2.500%, 10/17/2022 (C)	261	253
MetLife
6.400%, 12/15/2036	1,400	1,494
4.600%, 05/13/2046	945	972
Metropolitan Life Global Funding I
3.450%, 12/18/2026 (C)	2,865	2,806
2.400%, 01/08/2021 (C)	2,190	2,152
Morgan Stanley
3.737%, VAR ICE LIBOR USD 3 Month+0.847%, 04/24/2024	1,810	1,804
3.119%, VAR ICE LIBOR USD 3 Month+0.800%, 02/14/2020	7,500	7,516
Morgan Stanley MTN
7.300%, 05/13/2019	4,125	4,251
5.625%, 09/23/2019	1,640	1,686
5.500%, 07/24/2020	2,220	2,312
5.500%, 07/28/2021	200	212
4.350%, 09/08/2026	235	234
4.100%, 05/22/2023	110	111
4.000%, 07/23/2025	580	582
3.971%, VAR ICE LIBOR USD 3 Month+1.455%, 07/22/2038	959	900
3.875%, 04/29/2024	2,690	2,705
3.772%, VAR ICE LIBOR USD 3 Month+1.140%, 01/24/2029	1,740	1,679
3.750%, 02/25/2023	1,489	1,499
3.742%, VAR ICE LIBOR USD 3 Month+1.400%, 10/24/2023	1,965	2,018
3.718%, VAR ICE LIBOR USD 3 Month+1.375%, 02/01/2019	2,000	2,010
3.277%, VAR ICE LIBOR USD 3 Month+0.930%, 07/22/2022	4,000	4,034
3.125%, 01/23/2023	800	787
3.125%, 07/27/2026	525	491
2.750%, 05/19/2022	9	9
2.625%, 11/17/2021	4,965	4,847
2.500%, 04/21/2021	3,590	3,517

24	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Nationwide Building Society
4.363%, VAR ICE LIBOR USD 3 Month+1.392%, 08/01/2024 (C)	$1,190	$1,196
Nationwide Financial Services
5.375%, 03/25/2021 (C)	150	156
Nationwide Mutual Insurance
4.631%, VAR ICE LIBOR USD 3 Month+2.290%, 12/15/2024 (C)	4,407	4,407
New York Life Global Funding
3.250%, 08/06/2021 (C)	1,640	1,646
2.150%, 06/18/2019 (C)	293	292
1.550%, 11/02/2018 (C)	2,500	2,496
New York Life Insurance
6.750%, 11/15/2039 (C)	765	1,034
Nordea Bank
4.875%, 05/13/2021 (C)	1,730	1,782
Northern Trust
2.375%, 08/02/2022	300	290
Northwestern Mutual Life Insurance
6.063%, 03/30/2040 (C)	1,796	2,256
Nuveen Finance LLC
2.950%, 11/01/2019 (C)	430	430
PNC Bank
4.050%, 07/26/2028	2,234	2,265
3.800%, 07/25/2023	3,500	3,527
3.500%, 06/08/2023	976	982
2.550%, 12/09/2021	1,375	1,343
1.450%, 07/29/2019	1,000	990
PNC Bank MTN
2.400%, 10/18/2019	2,140	2,131
Pricoa Global Funding I
3.450%, 09/01/2023 (C)	2,915	2,910
Protective Life Global Funding
1.722%, 04/15/2019 (C)	2,800	2,784
Protective Life Global Funding MTN
2.700%, 11/25/2020 (C)	1,500	1,483
Prudential Financial MTN
4.600%, 05/15/2044	385	397
Raymond James Financial
4.950%, 07/15/2046	1,525	1,567
Reliance Standard Life Global Funding II MTN
2.500%, 01/15/2020 (C)	250	248
Royal Bank of Canada
2.563%, VAR LIMEAN 3 Month+0.250%, 06/29/2085	860	688
1.875%, 02/05/2020	3,200	3,154
Royal Bank of Canada MTN
3.200%, 04/30/2021	760	761
2.150%, 10/26/2020	660	648
2.125%, 03/02/2020	1,340	1,325
Royal Bank of Scotland Group
6.100%, 06/10/2023	1,650	1,732

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.892%, VAR ICE LIBOR USD 3 Month+1.754%, 05/18/2029	$1,301	$1,302
4.519%, VAR ICE LIBOR USD 3 Month+1.550%, 06/25/2024	820	822
3.875%, 09/12/2023	1,340	1,307
Santander UK
3.400%, 06/01/2021	3,195	3,196
2.375%, 03/16/2020	390	385
Santander UK Group Holdings
5.625%, 09/15/2045 (C)	210	223
2.875%, 08/05/2021	6,100	5,954
Societe Generale
2.545%, VAR ICE LIBOR USD 6 Month+0.075%, 11/29/2049	860	614
Stadshypotek
1.875%, 10/02/2019 (C)	1,910	1,890
Standard Chartered
5.700%, 03/26/2044 (C)	1,807	1,909
5.200%, 01/26/2024 (C)	410	419
3.950%, 01/11/2023 (C)	200	197
State Street
3.300%, 12/16/2024	310	307
Sumitomo Mitsui Financial Group
3.748%, 07/19/2023	2,285	2,298
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (C)	148	196
4.900%, 09/15/2044 (C)	600	648
Temasek Financial I MTN
3.625%, 08/01/2028 (C)	431	435
Toronto-Dominion Bank MTN
3.250%, 06/11/2021	930	932
2.125%, 04/07/2021	1,500	1,460
Travelers
4.600%, 08/01/2043	50	53
UBS
2.450%, 12/01/2020 (C)	1,560	1,530
UBS MTN
4.500%, 06/26/2048 (C)	200	212
2.375%, 08/14/2019	2,750	2,741
UBS Group Funding Switzerland
4.253%, 03/23/2028 (C)	2,050	2,055
4.125%, 09/24/2025 (C)	1,010	1,015
3.491%, 05/23/2023 (C)	1,710	1,688
2.650%, 02/01/2022 (C)	3,035	2,946
US Bancorp MTN
3.600%, 09/11/2024	160	160
2.950%, 07/15/2022	497	489
US Bank
3.150%, 04/26/2021	750	751
Validus Holdings
8.875%, 01/26/2040	1,460	2,134

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	25

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Voya Financial
4.800%, 06/15/2046	$610	$612
3.125%, 07/15/2024	1,899	1,807
Wachovia Capital Trust III
5.570%, VAR ICE LIBOR USD 3 Month+0.930%, 12/31/2049	4,442	4,425
WEA Finance LLC
4.750%, 09/17/2044 (C)	750	784
3.750%, 09/17/2024 (C)	1,370	1,356
3.250%, 10/05/2020 (C)	1,000	999
3.150%, 04/05/2022 (C)	1,715	1,686
2.700%, 09/17/2019 (C)	3,785	3,773
Wells Fargo
5.606%, 01/15/2044	700	784
5.375%, 11/02/2043	220	236
4.480%, 01/16/2024	392	404
3.069%, 01/24/2023	1,340	1,312
3.000%, 04/22/2026	2,075	1,947
3.000%, 10/23/2026	5,090	4,759
2.100%, 07/26/2021	5,215	5,041
Wells Fargo MTN
4.900%, 11/17/2045	1,310	1,326
4.750%, 12/07/2046	3,040	3,018
4.650%, 11/04/2044	560	552
4.600%, 04/01/2021	500	516
4.400%, 06/14/2046	220	208
4.300%, 07/22/2027	3,100	3,101
3.584%, VAR ICE LIBOR USD 3 Month+1.310%, 05/22/2028	5,995	5,782
3.550%, 09/29/2025	550	540
3.500%, 03/08/2022	250	251
3.450%, 02/13/2023	685	675
3.000%, 01/22/2021	3,020	3,008
2.625%, 07/22/2022	7,950	7,697
Wells Fargo Bank
3.325%, VAR ICE LIBOR USD 3 Month+0.490%, 07/23/2021	2,070	2,074
2.600%, 01/15/2021	4,200	4,144
2.400%, 01/15/2020	12,000	11,930
Wells Fargo Capital X
5.950%, 12/15/2036	520	556
Westpac Banking
2.600%, 11/23/2020	780	771
XLIT
6.250%, 05/15/2027	806	924
5.500%, 03/31/2045	586	631
5.250%, 12/15/2043	738	809

		673,966

Health Care — 2.7%
Abbott Laboratories
4.900%, 11/30/2046	2,410	2,625

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.750%, 11/30/2036	$440	$469
3.750%, 11/30/2026	2,462	2,452
3.400%, 11/30/2023	6,750	6,724
2.950%, 03/15/2025	3,000	2,876
2.350%, 11/22/2019	260	258
AbbVie
4.700%, 05/14/2045	34	33
4.500%, 05/14/2035	1,215	1,189
3.600%, 05/14/2025	1,560	1,524
2.900%, 11/06/2022	350	342
2.500%, 05/14/2020	4,879	4,829
Aetna
3.875%, 08/15/2047	360	321
2.800%, 06/15/2023	3,648	3,518
Allergan Finance LLC
4.625%, 10/01/2042	351	340
3.250%, 10/01/2022	112	110
Allergan Funding SCS
4.750%, 03/15/2045	214	213
4.550%, 03/15/2035	2,150	2,112
3.850%, 06/15/2024	1,000	997
3.800%, 03/15/2025	990	981
3.450%, 03/15/2022	470	467
Amgen
5.700%, 02/01/2019	1,000	1,012
5.150%, 11/15/2041	3,020	3,198
4.663%, 06/15/2051	1,394	1,394
4.400%, 05/01/2045	2,440	2,368
3.875%, 11/15/2021	200	204
3.625%, 05/22/2024	220	221
3.200%, 11/02/2027	1,800	1,705
2.125%, 05/01/2020	1,244	1,225
Anthem
4.650%, 01/15/2043	2,250	2,209
4.625%, 05/15/2042	219	213
3.700%, 08/15/2021	290	293
3.650%, 12/01/2027	780	743
3.350%, 12/01/2024	3,685	3,586
3.300%, 01/15/2023	133	132
3.125%, 05/15/2022	740	730
2.950%, 12/01/2022	1,990	1,941
2.500%, 11/21/2020	3,950	3,891
AstraZeneca
3.500%, 08/17/2023	1,735	1,734
2.375%, 11/16/2020	3,400	3,346
AstraZeneca, Ser 2017-1, Cl A2
3.125%, 06/12/2027	875	824
Baxalta
3.600%, 06/23/2022	2,920	2,938
Becton Dickinson
4.685%, 12/15/2044	1,900	1,882
3.734%, 12/15/2024	430	424

26	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.700%, 06/06/2027	$1,455	$1,394
3.363%, 06/06/2024	1,170	1,130
3.250%, 11/12/2020	1,600	1,598
2.894%, 06/06/2022	3,870	3,769
2.675%, 12/15/2019	2,000	1,990
2.404%, 06/05/2020	2,205	2,169
Biogen
3.625%, 09/15/2022	815	820
Boston Scientific
6.000%, 01/15/2020	2,000	2,078
Cardinal Health
3.079%, 06/15/2024	510	485
2.616%, 06/15/2022	390	374
Catholic Health Initiatives
4.350%, 11/01/2042	190	179
Celgene
5.000%, 08/15/2045	3,130	3,110
4.550%, 02/20/2048	1,377	1,303
4.350%, 11/15/2047	479	439
3.900%, 02/20/2028	3,200	3,117
3.875%, 08/15/2025	1,030	1,016
3.625%, 05/15/2024	166	164
3.550%, 08/15/2022	550	549
2.875%, 02/19/2021	725	718
2.750%, 02/15/2023	2,357	2,268
2.250%, 08/15/2021	660	640
Cigna
3.250%, 04/15/2025	1,000	950
3.050%, 10/15/2027	2,510	2,268
CVS Health
5.125%, 07/20/2045	170	174
5.050%, 03/25/2048	5,632	5,747
4.780%, 03/25/2038	5,008	4,991
4.300%, 03/25/2028	11,920	11,828
4.100%, 03/25/2025	2,440	2,445
3.700%, 03/09/2023	1,980	1,979
Eli Lilly
3.100%, 05/15/2027	440	428
Forest Laboratories
5.000%, 12/15/2021 (C)	923	958
Gilead Sciences
4.750%, 03/01/2046	540	563
4.500%, 02/01/2045	95	95
4.150%, 03/01/2047	1,765	1,686
3.700%, 04/01/2024	1,540	1,551
3.650%, 03/01/2026	890	882
2.550%, 09/01/2020	3,579	3,547
1.850%, 09/20/2019	560	555
GlaxoSmithKline Capital
3.375%, 05/15/2023	3,285	3,291
2.850%, 05/08/2022	410	405

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
GlaxoSmithKline Capital PLC
3.125%, 05/14/2021	$995	$996
Humana
4.950%, 10/01/2044	200	210
4.800%, 03/15/2047	50	52
3.950%, 03/15/2027	860	851
3.850%, 10/01/2024	2,530	2,532
2.900%, 12/15/2022	3,405	3,314
Johnson & Johnson
4.500%, 12/05/2043	300	331
3.700%, 03/01/2046	970	940
3.500%, 01/15/2048	850	804
3.400%, 01/15/2038	2,885	2,718
2.625%, 01/15/2025	710	690
Medtronic
4.625%, 03/15/2045	860	922
4.375%, 03/15/2035	176	184
3.625%, 03/15/2024	2,005	2,028
Medtronic Global Holdings SCA
3.350%, 04/01/2027	370	364
Merck
2.750%, 02/10/2025	520	504
Novartis Securities Investment
5.125%, 02/10/2019	94	95
Pfizer
4.000%, 12/15/2036	1,295	1,320
Stryker
3.650%, 03/07/2028	1,906	1,867
3.375%, 11/01/2025	1,183	1,156
Teva Pharmaceutical Finance
3.650%, 11/10/2021	184	179
UnitedHealth Group
6.625%, 11/15/2037	200	263
5.800%, 03/15/2036	560	672
4.625%, 07/15/2035	940	1,008
4.250%, 06/15/2048	1,126	1,133
3.875%, 10/15/2020	870	884
3.850%, 06/15/2028	3,264	3,298
3.500%, 06/15/2023	47	47
3.375%, 11/15/2021	400	403
3.150%, 06/15/2021	1,424	1,425
2.875%, 12/15/2021	450	446
2.875%, 03/15/2023	150	147
2.700%, 07/15/2020	680	678
Wyeth LLC
6.450%, 02/01/2024	365	421
5.950%, 04/01/2037	320	389
Zimmer Biomet Holdings
3.700%, 03/19/2023	2,025	2,029
2.700%, 04/01/2020	70	69

		177,615

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	27

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Industrials — 2.1%
ABB Finance USA
4.375%, 05/08/2042	$180	$187
AerCap Ireland Capital
4.500%, 05/15/2021	3,340	3,397
AerCap Ireland Capital DAC
3.500%, 01/15/2025	1,679	1,603
Air 2 US
8.027%, 10/01/2019 (C)	120	122
Air Lease
3.625%, 04/01/2027	1,770	1,660
3.625%, 12/01/2027	1,725	1,605
2.500%, 03/01/2021	3,500	3,422
2.125%, 01/15/2020	850	839
Amcor Finance USA
4.500%, 05/15/2028 (C)	865	873
3.625%, 04/28/2026 (C)	2,000	1,915
American Airlines, Pass-Through Trust, Ser 2011-1, Cl A
5.250%, 01/31/2021	43	45
American Airlines, Pass-Through Trust, Ser 2015-1, Cl A
3.375%, 05/01/2027	115	112
Aviation Capital Group LLC
6.750%, 04/06/2021 (C)	680	729
BAE Systems
4.750%, 10/11/2021 (C)	2,455	2,540
Boeing
7.250%, 06/15/2025	107	129
4.875%, 02/15/2020	2,440	2,518
3.625%, 03/01/2048	179	170
3.550%, 03/01/2038	600	581
Burlington Northern Santa Fe LLC
7.290%, 06/01/2036	200	277
4.550%, 09/01/2044	1,220	1,280
4.150%, 12/15/2048	1,192	1,188
4.100%, 06/01/2021	449	459
4.050%, 06/15/2048	1,160	1,131
3.050%, 09/01/2022	300	298
Canadian Pacific Railway
6.125%, 09/15/2115	34	41
Caterpillar
4.300%, 05/15/2044	50	52
Caterpillar Financial Services MTN
2.750%, 08/20/2021	1,915	1,899
Cintas No. 2
3.700%, 04/01/2027	590	585
2.900%, 04/01/2022	610	600
Continental Airlines, Pass-Through Trust, Ser 1999-1, Cl A
6.545%, 02/02/2019	116	118

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Continental Airlines, Pass-Through Trust, Ser 1999-2, Cl A
7.256%, 03/15/2020	$327	$335
Continental Airlines, Pass-Through Trust, Ser 2000-1, Cl A
8.048%, 11/01/2020	779	813
Continental Airlines, Pass-Through Trust, Ser 2007-1
6.903%, 04/19/2022	39	40
Continental Airlines, Pass-Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/2022	2,051	2,170
Continental Airlines, Pass-Through Trust, Ser 2010-1, Cl A
4.750%, 01/12/2021	86	88
Continental Airlines, Pass-Through Trust, Ser 2012-2, Cl A
4.000%, 10/29/2024	58	58
Delta Air Lines
4.375%, 04/19/2028	1,225	1,197
3.800%, 04/19/2023	1,905	1,886
Delta Air Lines, Pass-Through Trust, Ser 2007-1, Cl A
6.821%, 08/10/2022	799	869
Delta Air Lines, Pass-Through Trust, Ser 2010-2, Cl A
4.950%, 05/23/2019	42	43
Eaton
7.625%, 04/01/2024	325	381
4.150%, 11/02/2042	530	509
4.000%, 11/02/2032	99	99
2.750%, 11/02/2022	1,575	1,538
Equifax
3.950%, 06/15/2023	1,660	1,661
FedEx
4.550%, 04/01/2046	1,105	1,085
4.400%, 01/15/2047	408	388
4.050%, 02/15/2048	1,405	1,284
GE Capital International Funding Unlimited
4.418%, 11/15/2035	715	689
GE Capital International Funding Unlimited Co
2.342%, 11/15/2020	1,670	1,636
General Electric
4.500%, 03/11/2044	4,376	4,245
4.125%, 10/09/2042	91	83
2.100%, 12/11/2019	356	352
General Electric MTN
6.875%, 01/10/2039	1,546	1,955
6.150%, 08/07/2037	537	630
5.875%, 01/14/2038	1,754	2,006
5.550%, 05/04/2020	269	280

28	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.500%, 01/08/2020	$288	$297
5.300%, 02/11/2021	230	241
4.650%, 10/17/2021	648	675
4.625%, 01/07/2021	184	189
4.375%, 09/16/2020	60	61
2.794%, VAR ICE LIBOR USD 3 Month+0.480%, 08/15/2036	3,035	2,529
Harris
5.054%, 04/27/2045	480	506
4.854%, 04/27/2035	210	216
IHS Markit
5.000%, 11/01/2022 (C)	2,000	2,064
4.750%, 08/01/2028	1,000	1,009
ILFC E-Capital Trust II
4.820%, VAR ICE LIBOR USD 3 Month+1.800%, 12/21/2065 (C)	1,200	1,092
Ingersoll-Rand Luxembourg Finance
2.625%, 05/01/2020	133	132
International Lease Finance
8.625%, 01/15/2022	650	745
7.125%, 09/01/2018 (C)	4,025	4,025
6.250%, 05/15/2019	1,500	1,533
5.875%, 04/01/2019	1,000	1,016
John Deere Capital
1.700%, 01/15/2020	340	335
John Deere Capital MTN
2.650%, 06/24/2024	1,760	1,692
2.250%, 04/17/2019	150	150
L3 Technologies
4.950%, 02/15/2021	537	554
4.400%, 06/15/2028	2,800	2,819
Lockheed Martin
3.550%, 01/15/2026	2,350	2,336
3.350%, 09/15/2021	1,885	1,897
3.100%, 01/15/2023	110	110
Mexico City Airport Trust
5.500%, 07/31/2047 (C)	1,960	1,739
Northrop Grumman
4.030%, 10/15/2047	825	773
3.250%, 08/01/2023	4,974	4,934
3.250%, 01/15/2028	1,385	1,314
2.930%, 01/15/2025	2,020	1,925
2.550%, 10/15/2022	5,662	5,488
2.080%, 10/15/2020	1,525	1,494
Penske Truck Leasing LP
4.125%, 08/01/2023 (C)	2,581	2,596
3.950%, 03/10/2025 (C)	1,253	1,241
Raytheon
3.125%, 10/15/2020	720	722
Republic Services
4.750%, 05/15/2023	215	226
3.950%, 05/15/2028	1,825	1,834

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Siemens Financieringsmaatschappij
2.900%, 05/27/2022 (C)	$1,320	$1,303
2.200%, 03/16/2020 (C)	3,655	3,612
Union Pacific
4.500%, 09/10/2048	1,220	1,246
3.950%, 09/10/2028	3,220	3,247
3.750%, 07/15/2025	530	535
3.000%, 04/15/2027	1,625	1,547
United Parcel Service
3.125%, 01/15/2021	90	91
3.050%, 11/15/2027	270	260
2.500%, 04/01/2023	220	213
2.350%, 05/16/2022	235	228
United Technologies
8.875%, 11/15/2019	400	427
5.400%, 05/01/2035	640	707
4.625%, 11/16/2048	407	412
4.450%, 11/16/2038	735	732
4.125%, 11/16/2028	3,935	3,937
3.950%, 08/16/2025	4,740	4,764
3.650%, 08/16/2023	2,533	2,544
3.350%, 08/16/2021	3,090	3,103
US Airways, Pass-Through Trust, Ser 2012-1, Cl A
5.900%, 10/01/2024	35	37
US Airways, Pass-Through Trust, Ser 2012-2, Cl A
4.625%, 06/03/2025	3,613	3,718
Valmont Industries
5.250%, 10/01/2054	1,138	1,019
5.000%, 10/01/2044	745	688
Waste Management
3.900%, 03/01/2035	39	38
3.500%, 05/15/2024	845	842

		142,454

Information Technology — 1.3%
Alibaba Group Holding
4.000%, 12/06/2037	424	398
Apple
4.650%, 02/23/2046	2,460	2,686
4.375%, 05/13/2045	1,470	1,538
4.250%, 02/09/2047	1,511	1,565
3.850%, 05/04/2043	2,545	2,460
3.750%, 11/13/2047	1,528	1,452
3.450%, 05/06/2024	350	353
3.450%, 02/09/2045	156	141
3.200%, 05/11/2027	1,825	1,776
2.850%, 05/11/2024	1,413	1,381
2.450%, 08/04/2026	2,560	2,380
2.400%, 05/03/2023	95	92
2.150%, 02/09/2022	90	88

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	29

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.000%, 11/13/2020	$710	$698
Broadcom
3.875%, 01/15/2027	2,580	2,414
3.500%, 01/15/2028	939	848
3.125%, 01/15/2025	600	555
2.375%, 01/15/2020	5,000	4,947
Dell International LLC
8.350%, 07/15/2046 (C)	3,408	4,181
6.020%, 06/15/2026 (C)	355	376
4.420%, 06/15/2021 (C)	3,380	3,438
3.480%, 06/01/2019 (C)	6,595	6,617
Hewlett Packard Enterprise
6.350%, 10/15/2045	1,520	1,570
Intel
3.734%, 12/08/2047	119	112
3.700%, 07/29/2025	875	887
3.300%, 10/01/2021	75	76
3.100%, 07/29/2022	75	75
Lam Research
3.800%, 03/15/2025	150	150
2.750%, 03/15/2020	95	94
Mastercard
3.375%, 04/01/2024	720	723
Microsoft
4.250%, 02/06/2047	2,451	2,590
4.100%, 02/06/2037	1,328	1,385
3.950%, 08/08/2056	340	336
3.750%, 02/12/2045	240	234
3.700%, 08/08/2046	620	599
3.500%, 02/12/2035	2,294	2,219
3.450%, 08/08/2036	50	48
3.300%, 02/06/2027	1,870	1,854
2.875%, 02/06/2024	1,470	1,447
2.700%, 02/12/2025	360	348
2.400%, 08/08/2026	2,510	2,336
2.375%, 02/12/2022	50	49
2.375%, 05/01/2023	50	49
2.000%, 08/08/2023	1,645	1,563
NXP
3.875%, 09/01/2022 (C)	1,289	1,278
NXP BV
4.625%, 06/01/2023 (C)	2,260	2,294
Oracle
4.000%, 11/15/2047	464	447
3.900%, 05/15/2035	3,620	3,552
3.800%, 11/15/2037	567	546
3.250%, 11/15/2027	1,620	1,569
2.950%, 11/15/2024	554	539
2.950%, 05/15/2025	2,385	2,315
2.625%, 02/15/2023	895	873
QUALCOMM
4.300%, 05/20/2047	770	724

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.600%, 01/30/2023	$1,700	$1,635
2.250%, 05/20/2020	2,500	2,470
salesforce.com
3.700%, 04/11/2028	2,350	2,349
3.250%, 04/11/2023	740	739
Texas Instruments
4.150%, 05/15/2048	1,250	1,271
Visa
4.300%, 12/14/2045	810	852
3.650%, 09/15/2047	1,175	1,113
3.150%, 12/14/2025	820	804
2.800%, 12/14/2022	270	266
2.200%, 12/14/2020	480	473

		85,237

Materials — 0.9%
Air Liquide Finance
2.250%, 09/27/2023 (C)	1,215	1,144
Anglo American Capital
4.000%, 09/11/2027 (C)	280	259
3.625%, 09/11/2024 (C)	1,810	1,718
Barrick
5.250%, 04/01/2042	740	767
Barrick North America Finance LLC
5.700%, 05/30/2041	1,390	1,516
BHP Billiton Finance USA
6.750%, VAR USD Swap Semi 30/360 5 Year Curr+5.093%, 10/19/2075 (C)	1,610	1,767
5.000%, 09/30/2043	40	45
2.875%, 02/24/2022	79	78
Braskem Netherlands Finance BV
4.500%, 01/10/2028 (C)	1,750	1,606
CF Industries
4.500%, 12/01/2026 (C)	1,350	1,348
3.400%, 12/01/2021 (C)	2,004	1,980
Dow Chemical
8.550%, 05/15/2019	288	299
4.125%, 11/15/2021	219	223
3.000%, 11/15/2022	5,005	4,903
Eastman Chemical
2.700%, 01/15/2020	670	667
Ecolab
4.350%, 12/08/2021	343	355
Equate Petrochemical MTN
4.250%, 11/03/2026 (C)	1,640	1,615
Freeport-McMoRan
6.875%, 02/15/2023	49	52
4.000%, 11/14/2021	1,280	1,267
Georgia-Pacific LLC
2.539%, 11/15/2019 (C)	5,000	4,972
Glencore Funding LLC
4.125%, 05/30/2023 (C)	130	129

30	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.000%, 03/27/2027 (C)	$1,730	$1,626
2.875%, 04/16/2020 (C)	220	217
International Paper
5.150%, 05/15/2046	1,885	1,932
Nacional del Cobre de Chile
3.625%, 08/01/2027 (C)	2,770	2,637
Nutrien
4.875%, 03/30/2020	10	10
OCP
4.500%, 10/22/2025 (C)	1,860	1,795
Rio Tinto Finance USA
7.125%, 07/15/2028	20	25
Sherwin-Williams
3.450%, 06/01/2027	710	677
2.750%, 06/01/2022	1,611	1,568
Southern Copper
7.500%, 07/27/2035	275	340
5.875%, 04/23/2045	915	994
5.250%, 11/08/2042	4,600	4,620
Syngenta Finance
5.676%, 04/24/2048 (C)	930	858
5.182%, 04/24/2028 (C)	680	655
3.933%, 04/23/2021 (C)	370	371
Vale Overseas
6.875%, 11/21/2036	3,323	3,826
6.875%, 11/10/2039	835	971
6.250%, 08/10/2026	3,535	3,884
Vulcan Materials
4.500%, 06/15/2047	775	705
WestRock MWV LLC
7.375%, 09/01/2019	2,500	2,599
WestRock RKT
4.000%, 03/01/2023	330	335
3.500%, 03/01/2020	570	572

		57,927

Real Estate — 0.9%
Alexandria Real Estate Equities
2.750%, 01/15/2020	3,000	2,978
American Campus Communities Operating Partnership
3.750%, 04/15/2023	2,255	2,244
American Tower
3.600%, 01/15/2028	1,081	1,016
3.400%, 02/15/2019	1,000	1,002
3.000%, 06/15/2023	1,700	1,639
2.800%, 06/01/2020	205	203
AvalonBay Communities MTN
3.950%, 01/15/2021	1,500	1,521
Boston Properties
3.800%, 02/01/2024	2,000	2,002
3.200%, 01/15/2025	1,630	1,571

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
DDR
4.625%, 07/15/2022	$1,835	$1,888
4.250%, 02/01/2026	305	301
ERP Operating
4.625%, 12/15/2021	200	207
HCP
3.875%, 08/15/2024	4,926	4,849
3.750%, 02/01/2019	2,000	2,003
2.625%, 02/01/2020	100	99
Healthcare Realty Trust
3.750%, 04/15/2023	2,375	2,343
Healthcare Trust of America Holdings
3.700%, 04/15/2023	2,000	1,970
Host Hotels & Resorts
6.000%, 10/01/2021	2,500	2,649
Life Storage
3.875%, 12/15/2027	1,950	1,858
Mid-America Apartments
4.300%, 10/15/2023	625	638
4.000%, 11/15/2025	960	957
3.750%, 06/15/2024	1,845	1,827
3.600%, 06/01/2027	652	631
Piedmont Operating Partnership
4.450%, 03/15/2024	125	126
Public Storage
3.094%, 09/15/2027	1,428	1,357
2.370%, 09/15/2022	1,802	1,738
Realty Income
3.250%, 10/15/2022	150	149
Reckson Operating Partnership
7.750%, 03/15/2020	2,000	2,123
Regency Centers
4.125%, 03/15/2028	870	869
3.600%, 02/01/2027	659	634
Select Income
4.250%, 05/15/2024	900	867
SL Green Realty
4.500%, 12/01/2022	500	509
STORE Capital
4.500%, 03/15/2028	2,548	2,509
Tanger Properties
3.875%, 12/01/2023	1,020	1,001
3.750%, 12/01/2024	925	896
UDR
3.700%, 10/01/2020	2,355	2,370
Ventas Realty
4.125%, 01/15/2026	45	45
2.700%, 04/01/2020	2,950	2,927
Washington Prime Group
5.950%, 08/15/2024	665	645
Welltower
4.950%, 01/15/2021	3,340	3,436

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	31

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.500%, 01/15/2024	$183	$188
4.125%, 04/01/2019	2,000	2,008

		60,793

Telecommunication Services — 1.4%
America Movil
5.000%, 10/16/2019	1,930	1,969
5.000%, 03/30/2020	540	553
AT&T
6.000%, 08/15/2040	2,875	3,034
5.800%, 02/15/2019	675	684
5.450%, 03/01/2047	1,802	1,788
5.250%, 03/01/2037	4,323	4,295
5.150%, 02/15/2050 (C)	1,054	984
4.900%, 08/15/2037 (C)	437	419
4.800%, 06/15/2044	6,125	5,591
4.750%, 05/15/2046	1,485	1,343
4.500%, 03/09/2048	2,486	2,151
4.450%, 05/15/2021	440	452
4.350%, 06/15/2045	652	559
4.300%, 02/15/2030 (C)	1,430	1,371
3.950%, 01/15/2025	140	138
3.875%, 08/15/2021	350	354
3.400%, 05/15/2025	6,203	5,898
3.000%, 02/15/2022	700	688
3.000%, 06/30/2022	150	146
Bharti Airtel
4.375%, 06/10/2025 (C)	810	764
Deutsche Telekom International Finance BV
4.375%, 06/21/2028 (C)	1,650	1,663
Rogers Communications
4.100%, 10/01/2023	133	136
Sprint Capital
8.750%, 03/15/2032	200	221
Sprint Spectrum LLC
5.152%, 03/20/2028 (C)	3,595	3,594
4.738%, 03/20/2025 (C)	1,500	1,500
3.360%, 09/20/2021 (C)	4,209	4,186
Telefonica Emisiones SAU
5.877%, 07/15/2019	180	184
5.462%, 02/16/2021	69	72
5.213%, 03/08/2047	655	651
5.134%, 04/27/2020	1,160	1,195
4.103%, 03/08/2027	1,010	983
Tencent Holdings MTN
3.595%, 01/19/2028 (C)	2,370	2,253
Verizon Communications
5.500%, 03/16/2047	1,690	1,826
5.250%, 03/16/2037	2,410	2,552
5.150%, 09/15/2023	400	429
4.862%, 08/21/2046	750	742
4.672%, 03/15/2055	1,000	919

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.522%, 09/15/2048	$220	$207
4.500%, 08/10/2033	2,165	2,139
4.400%, 11/01/2034	6,397	6,189
4.329%, 09/21/2028 (C)	4,033	4,060
4.272%, 01/15/2036	4,535	4,283
4.150%, 03/15/2024	1,535	1,572
4.125%, 03/16/2027	600	603
4.125%, 08/15/2046	1,379	1,221
3.850%, 11/01/2042	1,660	1,430
3.500%, 11/01/2024	750	742
3.376%, 02/15/2025	517	504
2.625%, 08/15/2026	940	852
Vodafone Group
5.250%, 05/30/2048	3,916	3,949
4.375%, 05/30/2028	4,820	4,793
3.750%, 01/16/2024	2,315	2,299
Warner Media LLC
4.850%, 07/15/2045	601	563

		91,693

Utilities — 2.2%
Alabama Power
3.700%, 12/01/2047	2,745	2,543
Alabama Power Capital Trust V
5.437%, VAR ICE LIBOR USD 3 Month+3.100%, 10/01/2042	100	100
Alliant Energy Finance LLC
4.250%, 06/15/2028 (C)	1,753	1,757
American Transmission Systems
5.000%, 09/01/2044 (C)	420	454
Appalachian Power
4.450%, 06/01/2045	1,600	1,655
3.300%, 06/01/2027	1,020	984
Berkshire Hathaway Energy
3.750%, 11/15/2023	488	496
Boston Gas
4.487%, 02/15/2042 (C)	140	145
Brooklyn Union Gas
4.273%, 03/15/2048 (C)	749	754
CenterPoint Energy Resources
4.500%, 01/15/2021	246	251
Comision Federal de Electricidad
4.875%, 01/15/2024 (C)	300	305
4.750%, 02/23/2027 (C)	1,410	1,393
Commonwealth Edison
3.400%, 09/01/2021	140	140
Consolidated Edison of New York
6.650%, 04/01/2019	650	664
4.450%, 03/15/2044	2,580	2,679
Dominion Energy
4.700%, 12/01/2044	574	588
4.250%, 06/01/2028	1,550	1,564

32	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.871%, VAR ICE LIBOR USD 3 Month+0.550%, 06/01/2019 (C)	$2,000	$2,006
2.500%, 12/01/2019	1,485	1,475
2.000%, 08/15/2021	950	911
1.600%, 08/15/2019	1,360	1,344
DTE Energy
1.500%, 10/01/2019	1,805	1,775
Duke Energy
3.550%, 09/15/2021	722	730
3.150%, 08/15/2027	2,720	2,553
2.400%, 08/15/2022	1,380	1,330
1.800%, 09/01/2021	1,430	1,370
Duke Energy Carolinas LLC
4.250%, 12/15/2041	1,000	1,023
4.000%, 09/30/2042	1,512	1,483
Duke Energy Florida LLC
3.850%, 11/15/2042	720	691
3.200%, 01/15/2027	1,600	1,554
Duke Energy Progress LLC
3.250%, 08/15/2025	2,000	1,967
2.800%, 05/15/2022	215	212
Duquesne Light Holdings
6.400%, 09/15/2020 (C)	3,525	3,708
3.616%, 08/01/2027 (C)	2,065	1,957
Electricite de France
6.000%, 01/22/2114 (C)	1,072	1,128
Entergy Louisiana LLC
6.500%, 09/01/2018	500	500
Entergy Texas
3.450%, 12/01/2027	3,625	3,500
Eversource Energy
2.900%, 10/01/2024	3,730	3,564
Exelon
5.625%, 06/15/2035	1,720	1,959
3.950%, 06/15/2025	1,395	1,402
FirstEnergy
4.250%, 03/15/2023	2,040	2,081
3.900%, 07/15/2027	1,310	1,288
FirstEnergy, Ser C
7.375%, 11/15/2031	4,905	6,364
FirstEnergy Transmission LLC
5.450%, 07/15/2044 (C)	275	308
Florida Power & Light
3.250%, 06/01/2024	455	451
Georgia Power
4.300%, 03/15/2042	360	348
Great Plains Energy
5.292%, 06/15/2022	1,216	1,276
Indiana Michigan Power
7.000%, 03/15/2019	1,750	1,788
4.550%, 03/15/2046	710	746
4.250%, 08/15/2048	492	496

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.200%, 03/15/2023	$1,330	$1,318
IPALCO Enterprises
3.700%, 09/01/2024	1,811	1,751
ITC Holdings
5.500%, 01/15/2020 (C)	2,090	2,147
4.050%, 07/01/2023	2,075	2,086
Jersey Central Power & Light
7.350%, 02/01/2019	100	102
Kansas City Power & Light
5.300%, 10/01/2041	250	284
KCP&L Greater Missouri Operations
8.270%, 11/15/2021	2,894	3,264
KeySpan Gas East
2.742%, 08/15/2026 (C)	1,175	1,096
Metropolitan Edison
4.000%, 04/15/2025 (C)	1,000	999
3.500%, 03/15/2023 (C)	5,050	5,018
MidAmerican Energy
4.800%, 09/15/2043	1,500	1,656
3.500%, 10/15/2024	100	100
2.400%, 03/15/2019	115	115
Mid-Atlantic Interstate Transmission LLC
4.100%, 05/15/2028 (C)	1,298	1,306
NextEra Energy Capital Holdings
2.821%, VAR ICE LIBOR USD 3 Month+0.480%, 05/04/2021	7,300	7,319
NiSource Finance
5.800%, 02/01/2042	471	537
Oncor Electric Delivery LLC
7.000%, 09/01/2022	150	171
6.800%, 09/01/2018	4,135	4,135
Pacific Gas & Electric
6.050%, 03/01/2034	1,169	1,314
5.800%, 03/01/2037	757	837
5.400%, 01/15/2040	156	167
4.300%, 03/15/2045	969	904
3.950%, 12/01/2047	568	500
3.300%, 03/15/2027	655	603
3.300%, 12/01/2027	2,550	2,342
3.250%, 09/15/2021	35	34
PECO Energy
4.150%, 10/01/2044	1,985	2,011
Perusahaan Listrik Negara MTN
6.150%, 05/21/2048 (C)	2,090	2,204
5.450%, 05/21/2028 (C)	1,030	1,065
4.125%, 05/15/2027 (C)	1,990	1,877
PPL Capital Funding
3.100%, 05/15/2026	983	921
Progress Energy
6.000%, 12/01/2039	200	244
Public Service Electric & Gas MTN
3.700%, 05/01/2028	3,090	3,116

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	33`

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Public Service of New Hampshire
3.500%, 11/01/2023	$960	$967
Sempra Energy
4.000%, 02/01/2048	2,803	2,544
2.900%, 02/01/2023	1,992	1,929
South Carolina Electric & Gas
5.100%, 06/01/2065	247	253
4.250%, 08/15/2028	2,063	2,068
3.500%, 08/15/2021	980	981
Southern
2.150%, 09/01/2019	1,920	1,904
Southern California Edison
4.125%, 03/01/2048	3,375	3,291
3.700%, 08/01/2025	786	790
Southern Gas Capital
3.250%, 06/15/2026	1,550	1,474
2.450%, 10/01/2023	1,080	1,021
Southwestern Electric Power
6.450%, 01/15/2019	672	681
3.900%, 04/01/2045	465	434
3.850%, 02/01/2048	910	844
2.750%, 10/01/2026	1,351	1,252
Virginia Electric & Power
4.650%, 08/15/2043	1,205	1,283
3.450%, 02/15/2024	150	149
2.950%, 01/15/2022	1,720	1,707
2.750%, 03/15/2023	1,200	1,170

		146,045

Total Corporate Obligations (Cost $1,997,126) ($ Thousands)		1,986,017

U.S. TREASURY OBLIGATIONS — 25.3%
U.S. Treasury Bills (A)
2.194%, 02/21/2019	17,570	17,387
2.111%, 01/03/2019	25,902	25,717
2.091%, 11/29/2018	27,790	27,653
2.056%, 11/15/2018	20,170	20,088
2.000%, 10/25/2018	11,500	11,467
1.955%, 10/18/2018	14,014	13,980
1.895%, 09/13/2018	81,024	80,985
U.S. Treasury Bonds
3.125%, 05/15/2048	128,721	131,713
3.000%, 11/15/2045	5,842	5,835
3.000%, 02/15/2047	3,063	3,059
3.000%, 05/15/2047	14,520	14,494
3.000%, 02/15/2048	37,732	37,661
3.000%, 08/15/2048	34,944	34,881
2.875%, 08/15/2045	5,060	4,934
2.875%, 11/15/2046	12,345	12,031
2.750%, 08/15/2047	14,982	14,227

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
2.750%, 11/15/2047	$11,520	$10,937
2.500%, 02/15/2045	93,013	84,373
2.500%, 02/15/2046	72,416	65,500
2.500%, 05/15/2046	42,633	38,541
2.250%, 08/15/2046	1,965	1,683
U.S. Treasury Inflation-Protected Securities
1.000%, 02/15/2048	4,537	4,654
0.750%, 02/15/2042	2,364	2,291
0.625%, 02/15/2043	4,877	4,585
U.S. Treasury Notes
2.875%, 07/31/2025	33,629	33,779
2.875%, 05/15/2028	107,840	107,966
2.875%, 08/15/2028	84,746	84,908
2.750%, 08/15/2021	45,579	45,650
2.750%, 04/30/2023	2,400	2,401
2.750%, 07/31/2023	194,324	194,423
2.750%, 08/31/2023	21,572	21,583
2.750%, 06/30/2025	2,760	2,751
2.625%, 07/31/2020	11,031	11,029
2.625%, 08/31/2020	659	659
2.625%, 05/15/2021	3,465	3,459
2.625%, 06/15/2021	745	744
2.625%, 07/15/2021	6,875	6,862
2.625%, 06/30/2023	61,005	60,690
2.375%, 01/31/2023	3,766	3,710
2.250%, 03/31/2020	5,240	5,212
2.250%, 02/15/2021	11,430	11,315
2.250%, 02/15/2027	20,908	19,987
2.250%, 11/15/2027	13,229	12,586
2.125%, 08/15/2021	7,235	7,118
2.125%, 12/31/2022	10,000	9,750
2.000%, 01/15/2021	13,835	13,624
2.000%, 02/28/2021	34,635	34,074
2.000%, 08/31/2021	31,970	31,332
2.000%, 10/31/2022	7,936	7,708
2.000%, 02/15/2025	86,875	82,779
1.875%, 03/31/2022	10,672	10,365
1.875%, 04/30/2022	21,678	21,039
1.875%, 09/30/2022	6,490	6,276
1.625%, 08/31/2022	9,927	9,514
1.500%, 02/28/2019	44,800	44,632
1.500%, 08/15/2020	15,930	15,590
1.500%, 08/15/2026	21,815	19,764
1.375%, 08/31/2020	31,980	31,202
1.375%, 01/31/2021	1,710	1,659
1.375%, 05/31/2021	6,560	6,334
1.250%, 01/31/2020	4,030	3,957
1.125%, 08/31/2021	15,445	14,749

Total U.S. Treasury Obligations (Cost $1,673,190) ($ Thousands)		1,669,856

34	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES — 9.4%

Automotive — 1.6%
Ally Auto Receivables Trust, Ser 2015-1, Cl A4
1.750%, 05/15/2020	$831	$829
Ally Auto Receivables Trust, Ser 2015-2, Cl A4
1.840%, 06/15/2020	787	785
Ally Auto Receivables Trust, Ser 2018-1, Cl A4
2.530%, 02/15/2023	886	874
Ally Auto Receivables Trust, Ser 2018-2, Cl A4
3.090%, 06/15/2023	2,133	2,133
Americredit Automobile Receivables Trust, Ser 2018-1, Cl A3
3.070%, 12/19/2022	937	937
Avis Budget Rental Car Funding AESOP LLC, Ser 2016-2A, Cl A
2.720%, 11/20/2022 (C)	1,104	1,080
Avis Budget Rental Car Funding AESOP LLC, Ser 2017-1A, Cl A
3.070%, 09/20/2023 (C)	2,348	2,308
Capital Auto Receivables Asset Trust, Ser 2015-3, Cl A4
2.130%, 05/20/2020	533	532
Capital Auto Receivables Asset Trust, Ser 2015-4, Cl A4
2.010%, 07/20/2020	1,485	1,482
Capital Auto Receivables Asset Trust, Ser 2016-1, Cl A4
1.980%, 10/20/2020	955	952
Capital Auto Receivables Asset Trust, Ser 2016-2, Cl A4
1.630%, 01/20/2021	629	624
Capital Auto Receivables Asset Trust, Ser 2016-3, Cl A4
1.690%, 03/20/2021	866	857
Chesapeake Funding II LLC, Ser 2017-2A, Cl C
3.010%, 05/15/2029 (C)	805	799
Chesapeake Funding II LLC, Ser 2017-3A, Cl C
2.780%, 08/15/2029 (C)	540	532
Chesapeake Funding II LLC, Ser 2017-4A, Cl C
2.760%, 11/15/2029 (C)	2,100	2,059
Chesapeake Funding II LLC, Ser 2018-1A, Cl A1
3.040%, 04/15/2030 (C)	8,570	8,565
Chesapeake Funding II LLC, Ser 2018-1A, Cl B
3.450%, 04/15/2030 (C)	2,380	2,381
Drive Auto Receivables Trust, Ser 2018-3, Cl A3
3.010%, 11/15/2021	2,615	2,616
Enterprise Fleet Financing LLC, Ser 2016-2, Cl A3
2.040%, 02/22/2022 (C)	175	173

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Ford Credit Auto Owner Trust, Ser 2014-1, Cl A
2.260%, 11/15/2025 (C)	$3,210	$3,199
Ford Credit Auto Owner Trust, Ser 2014-2,Cl A
2.310%, 04/15/2026 (C)	3,685	3,661
Ford Credit Auto Owner Trust, Ser 2014-C, Cl A4
1.560%, 02/15/2020	984	983
Ford Credit Auto Owner Trust, Ser 2015-1, Cl A
2.120%, 07/15/2026 (C)	3,465	3,425
Ford Credit Auto Owner Trust, Ser 2015-A, Cl A4
1.640%, 06/15/2020	748	746
Ford Credit Auto Owner Trust, Ser 2017-1, Cl A
2.620%, 08/15/2028 (C)	2,238	2,190
Ford Credit Auto Owner Trust, Ser 2017-A, Cl A4
1.920%, 04/15/2022	1,556	1,526
Ford Credit Auto Owner Trust, Ser 2018-1, Cl A
3.190%, 07/15/2031 (C)	3,047	2,996
Ford Credit Auto Owner Trust, Ser 2018-2, Cl A
3.470%, 01/15/2030 (C)	7,609	7,651
Ford Credit Floorplan Master Owner Trust, Ser 2014-2, Cl A
2.563%, VAR LIBOR USD 1 Month+0.500%, 02/15/2021	180	180
Foursight Capital Automobile Receivables Trust, Ser 2016-1, Cl A2
2.870%, 10/15/2021 (C)	344	343
GM Financial Consumer Automobile Receivables Trust, Ser 2018-3, Cl A4
3.160%, 01/16/2024	1,017	1,018
Hertz Vehicle Financing II L.P., Ser 2016-2A, Cl A
2.950%, 03/25/2022 (C)	1,379	1,360
Hertz Vehicle Financing II L.P., Ser 2016-3A, Cl A
2.270%, 07/25/2020 (C)	2,072	2,058
Hertz Vehicle Financing II L.P., Ser 2016-3A, Cl B
3.110%, 07/25/2020 (C)	719	717
Hertz Vehicle Financing II L.P., Ser 2016-4A, Cl A
2.650%, 07/25/2022 (C)	4,107	4,001
Hertz Vehicle Financing II L.P., Ser 2017-2A, Cl A
3.290%, 10/25/2023 (C)	2,918	2,856

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	35

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Hertz Vehicle Financing II L.P., Ser 2018-1A, Cl B
3.600%, 02/25/2024 (C)	$1,780	$1,745
Hertz Vehicle Financing II LP, Ser 2015-1A, Cl A
2.730%, 03/25/2021 (C)	2,012	1,995
Hertz Vehicle Financing II LP, Ser 2015-3A, Cl A
2.670%, 09/25/2021 (C)	3,344	3,293
Hertz Vehicle Financing II LP, Ser 2017-1A, Cl A
2.960%, 10/25/2021 (C)	6,043	5,980
Hertz Vehicle Financing II LP, Ser 2018-1A, Cl A
3.290%, 02/25/2024 (C)	5,210	5,092
Hertz Vehicle Financing LLC, Ser 2018-2A, Cl A
3.650%, 06/27/2022 (C)	1,951	1,953
Hertz Vehicle Financing LLC, Ser 2018-3A, Cl A
4.030%, 07/25/2024 (C)	3,047	3,062
Honda Auto Receivables Owner Trust, Ser 2018-2, Cl A4
3.160%, 08/19/2024	1,654	1,660
Hyundai Auto Receivables Trust, Ser 2017-A, Cl A2A
1.480%, 02/18/2020	1,536	1,533
Mercedes-Benz Auto Lease Trust, Ser 2017-A, Cl A3
1.790%, 04/15/2020	4,900	4,879
Mercedes-Benz Auto Receivables Trust, Ser 2018-1, Cl A4
3.150%, 10/15/2024	1,039	1,043
Volkswagen Auto Loan Enhanced Trust, Ser 2018-1, Cl A4
3.150%, 07/22/2024	814	815
World Omni Auto Receivables Trust, Ser 2014-B, Cl A4
1.680%, 12/15/2020	688	686
World Omni Auto Receivables Trust, Ser 2018-B, Cl A3
2.870%, 07/17/2023	847	845

		104,009

Credit Cards — 0.4%
American Express Credit Account Master Trust, Ser 2017-4, Cl A
1.640%, 12/15/2021	2,515	2,499
Citibank Credit Card Issuance Trust, Ser 2018-A2, Cl A2
2.407%, VAR LIBOR USD 1 Month+0.330%, 01/20/2025	3,993	3,995

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Citibank Credit Card Issuance Trust, Ser 2018-A6, Cl A6
3.210%, 12/07/2024	$1,813	$1,819
Discover Card Execution Note Trust, Ser 2017-A2, Cl A2
2.390%, 07/15/2024	965	944
Synchrony Credit Card Master Note Trust, Ser 2015-1, Cl A
2.370%, 03/15/2023	1,010	1,001
Synchrony Credit Card Master Note Trust, Ser 2018-2, Cl A
3.470%, 05/15/2026	4,587	4,621
World Financial Network Credit Card Master Trust, Ser 2015-B, Cl A
2.550%, 06/17/2024	155	153
World Financial Network Credit Card Master Trust, Ser 2016-A, Cl A
2.030%, 04/15/2025	4,472	4,333
World Financial Network Credit Card Master Trust, Ser 2016-C, Cl A
1.720%, 08/15/2023	1,587	1,565
World Financial Network Credit Card Master Trust, Ser 2017-A, Cl A
2.120%, 03/15/2024	2,433	2,395
World Financial Network Credit Card Master Trust, Ser 2017-C, Cl A
2.310%, 08/15/2024	4,868	4,788

		28,113

Mortgage Related Securities — 0.4%

Aames Mortgage Trust, Ser 2002-1, Cl A3
7.396%, 06/25/2032	33	33
Argent Securities Asset-Backed Pass-Through Certificates, Ser 2004-W5, Cl AV2
3.105%, VAR ICE LIBOR USD 1 Month+1.040%, 04/25/2034	1,148	1,145
Argent Securities Asset-Backed Pass-Through Certificates, Ser 2005-W2, Cl A1
2.325%, VAR ICE LIBOR USD 1 Month+0.260%, 10/25/2035	2,004	2,006
Asset-Backed Funding Certificates, Ser 2005-AQ1, Cl A4
4.807%, 01/25/2034	185	189
BENCHMARK Mortgage Trust, Ser 2018-B1, Cl ASB
3.602%, 01/15/2051 (B)	580	583
Centex Home Equity, Ser 2005-A, Cl M1
2.785%, VAR ICE LIBOR USD 1 Month+0.720%, 01/25/2035	3,832	3,835
Centex Home Equity, Ser 2006-A, Cl AV4
2.315%, VAR ICE LIBOR USD 1 Month+0.250%, 06/25/2036	34	34

36	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Citigroup Global Markets Mortgage Securities VII, Ser 2003-UP1, Cl A
3.950%, 04/25/2032 (C)	$26	$26
Delta Funding Home Equity Loan Trust, Ser 1999-3, Cl A1A
2.883%, VAR ICE LIBOR USD 1 Month+0.820%, 09/15/2029	227	223
GSAA Trust, Ser 2005-6, Cl A3
2.435%, VAR ICE LIBOR USD 1 Month+0.370%, 06/25/2035	580	583
GSAMP Trust, Ser 2006-HE2, Cl A3
2.325%, VAR ICE LIBOR USD 1 Month+0.260%, 03/25/2046	5,769	5,761
Master Asset-Backed Securities Trust, Ser 2006-WMC3, Cl A4
2.225%, VAR ICE LIBOR USD 1 Month+0.160%, 08/25/2036	866	454
Morgan Stanley Asset-Backed Securities Capital I Trust, Ser 2005-WMC3, Cl M4
2.995%, VAR ICE LIBOR USD 1 Month+0.930%, 03/25/2035	4,250	4,287
Morgan Stanley Mortgage Loan Trust, Ser 2007-3XS, Cl 2A3S
5.858%, 01/25/2047	17	10
Saxon Asset Securities Trust, Ser 2003-1, Cl AF6
4.719%, 06/25/2033	25	26
Soundview Home Loan Trust, Ser 2006-OPT3, Cl 2A3
2.235%, VAR ICE LIBOR USD 1 Month+0.170%, 06/25/2036	973	964
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2002-AL1, Cl A2
3.450%, 02/25/2032	105	104
Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2004-2, Cl A33
3.065%, VAR ICE LIBOR USD 1 Month+1.000%, 10/25/2034	5,616	5,628

		25,891

Other Asset-Backed Securities — 7.0%

AccessLex Institute, Ser 2007-A, Cl A3
2.611%, VAR ICE LIBOR USD 3 Month+0.300%, 05/25/2036	5,107	5,033
ACIS CLO, Ser 2015-6A, Cl A1
3.933%, VAR ICE LIBOR USD 3 Month+1.590%, 05/01/2027 (C)	1,150	1,151
Allegro CLO V, Ser 2017-1A, Cl A
3.579%, VAR ICE LIBOR USD 3 Month+1.240%, 10/16/2030 (C)	3,100	3,105
Ally Master Owner Trust, Ser 2018-4, Cl A
3.300%, 07/17/2023	1,729	1,736

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Ameriquest Mortgage Securities Asset Backed Pass-Through Certificates, Ser 2005-R11, Cl A1
2.295%, VAR ICE LIBOR USD 1 Month+0.230%, 01/25/2036	$353	$353
AMMC CLO XI, Ser 2018-11A, Cl A1R2
3.349%, VAR ICE LIBOR USD 3 Month+1.010%, 04/30/2031 (C)	3,060	3,044
AMMC CLO XII, Ser 2017-12A, Cl AR
3.541%, VAR ICE LIBOR USD 3 Month+1.200%, 11/10/2030 (C)	750	750
Apex Credit CLO LLC, Ser 2016-1A, Cl A2A
3.087%, VAR ICE LIBOR USD 3 Month+0.750%, 07/27/2028 (C)	1,500	1,499
Apidos CLO XXII, Ser 2015-22A, Cl A1
3.848%, VAR ICE LIBOR USD 3 Month+1.500%, 10/20/2027 (C)	2,750	2,751
Apidos CLO, Ser 2017-18A, Cl A1R
3.467%, VAR ICE LIBOR USD 3 Month+1.120%, 07/22/2026 (C)	1,500	1,500
Atrium XII, Ser 2017-12A, Cl AR
3.177%, VAR ICE LIBOR USD 3 Month+0.830%, 04/22/2027 (C)	2,040	2,031
Babson CLO, Ser 2017-IA, Cl AR
3.148%, VAR ICE LIBOR USD 3 Month+0.800%, 01/20/2028 (C)	5,660	5,629
Babson CLO, Ser 2017-IIA, Cl AR
3.486%, VAR ICE LIBOR USD 3 Month+1.150%, 10/17/2026 (C)	1,080	1,080
Ballyrock CLO, Ser 2018-1A, Cl A1
3.357%, VAR ICE LIBOR USD 3 Month+1.000%, 04/20/2031 (C)	1,820	1,806
BlueMountain CLO, Ser 2017-3A, Cl A1R
3.479%, VAR ICE LIBOR USD 3 Month+1.140%, 10/15/2026 (C)	1,000	999
BlueMountain CLO, Ser 2018-3A, Cl A1R
3.348%, VAR ICE LIBOR USD 3 Month+1.000%, 04/20/2031 (C)	3,500	3,474
Brazos Education Loan Authority, Ser 2012-1, Cl A1
2.765%, VAR ICE LIBOR USD 1 Month+0.700%, 12/26/2035	2,160	2,160
Brazos Higher Education Authority, Ser 2010-1, Cl A2
3.511%, VAR ICE LIBOR USD 3 Month+1.200%, 02/25/2035	4,835	4,970
Brazos Higher Education Authority, Ser 2011-1, Cl A2
3.111%, VAR ICE LIBOR USD 3 Month+0.800%, 02/25/2030	966	972

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	37

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Brazos Higher Education Authority, Ser 2011-2, Cl A3
3.335%, VAR ICE LIBOR USD 3 Month+1.000%, 10/27/2036	$3,520	$3,577
Business Loan Express Business Loan Trust, Ser 2004-A, Cl A
2.494%, VAR ICE LIBOR USD 1 Month+0.430%, 02/25/2031 (C)	432	421
Carlyle Global Market Strategies CLO, Ser 2017-2A, Cl A1B
3.568%, VAR ICE LIBOR USD 3 Month+1.220%, 07/20/2031 (C)	1,750	1,750
Carlyle Global Market Strategies CLO, Ser 2018-4A, Cl CRR
4.089%, VAR ICE LIBOR USD 3 Month+1.750%, 01/15/2031 (C)	500	491
Catskill Park CLO, Ser 2017-1A, Cl A2
4.048%, VAR ICE LIBOR USD 3 Month+1.700%, 04/20/2029 (C)	1,500	1,504
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A5
5.075%, 11/25/2034	253	261
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A7
5.075%, 11/25/2034	250	256
CIT Education Loan Trust, Ser 2007-1, Cl A
2.425%, VAR ICE LIBOR USD 3 Month+0.090%, 03/25/2042 (C)	2,078	2,024
Citicorp Residential Mortgage Securities, Ser 2006-2, Cl A5
5.461%, 09/25/2036	6,312	6,475
Citicorp Residential Mortgage Securities, Ser 2007-1, Cl A5
5.389%, 03/25/2037	990	1,025
College Ave Student Loans LLC, Ser 2018-A, Cl A2
4.130%, 12/26/2047 (C)	1,118	1,124
College Avenue Student Loans LLC, Ser 2017-A, Cl A1
3.715%, VAR ICE LIBOR USD 1 Month+1.650%, 11/26/2046 (C)	1,636	1,669
Commonbond Student Loan Trust, Ser 2018- BGS, Cl A1
3.560%, 09/25/2045 (C)	5,655	5,672
Community Funding CLO, Ser 2015-1A, Cl A
5.750%, 11/01/2027 (C)	2,944	2,947
Conseco Finance, Ser 1998-2, Cl A5
6.240%, 12/01/2028	19	20
COOF Securitization Trust, Ser 2014-1, Cl A, IO
3.274%, 06/25/2040 (B)(C)	529	48

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Countrywide Asset-Backed Certificates, Ser 2004-6, Cl 1A1
2.605%, VAR ICE LIBOR USD 1 Month+0.540%, 12/25/2034	$3,717	$3,683
Countrywide Asset-Backed Certificates, Ser 2006-15, Cl A3
4.727%, 10/25/2046 (B)	80	78
Countrywide Asset-Backed Certificates, Ser 2006-SD3, Cl A1
2.395%, VAR ICE LIBOR USD 1 Month+0.330%, 07/25/2036 (C)	102	95
Countrywide Asset-Backed Certificates, Ser 2007-13, Cl 2A1
2.965%, VAR ICE LIBOR USD 1 Month+0.900%, 10/25/2047	384	383
Countrywide Asset-Backed Certificates, Ser 2007-4, Cl A4W
4.718%, 04/25/2047	2,712	2,614
Countrywide Home Equity Loan Trust, Ser 2004-K, Cl 2A
2.363%, VAR ICE LIBOR USD 1 Month+0.300%, 02/15/2034	109	109
Credit-Based Asset Servicing & Securitization LLC, Ser 2003-CB3, Cl AF1
3.379%, 12/25/2032	42	41
Credit-Based Asset Servicing & Securitization LLC, Ser 2006-CB2, Cl AF2
3.449%, 12/25/2036	467	401
CSMC Trust, Ser 2017-RPL1, Cl A1
2.750%, 07/25/2057 (B)(C)	9,123	8,530
CVP CLO, Ser 2018-2A, Cl A
3.538%, VAR ICE LIBOR USD 3 Month+1.190%, 01/20/2031 (C)	1,500	1,500
CWHEQ Revolving Home Equity Loan Trust, Ser 2007-A, Cl A
2.183%, VAR ICE LIBOR USD 1 Month+0.120%, 04/15/2037	3,770	3,603
Denali Capital CLO X LLC, Ser 2017-1A, Cl A1LR
3.385%, VAR ICE LIBOR USD 3 Month+1.050%, 10/26/2027 (C)	1,500	1,498
DRB Prime Student Loan Trust, Ser 2015-D, Cl A2
3.200%, 01/25/2040 (C)	926	924
Dryden XXVI Senior Loan Fund, Ser 2018-26A, Cl AR
3.248%, VAR ICE LIBOR USD 3 Month+0.900%, 04/15/2029 (C)	1,620	1,609
Earnest Student Loan Program LLC, Ser 2016-D, Cl A2
2.720%, 01/25/2041 (C)	1,238	1,220

38	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Educational Funding of the South, Ser 2011-1, Cl A2
2.985%, VAR ICE LIBOR USD 3 Month+0.650%, 04/25/2035	$1,581	$1,583
EFS Volunteer No. 3 LLC, Ser 2012-1, Cl A3
3.065%, VAR ICE LIBOR USD 1 Month+1.000%, 04/25/2033 (C)	4,600	4,623
Equity One Mortgage Pass-Through Trust, Ser 2003-2, Cl M1
5.050%, 09/25/2033 (B)	62	62
Ford Credit Floorplan Master Owner Trust, Ser 2016-3, Cl A1
1.550%, 07/15/2021	2,620	2,594
Global SC Finance II SRL, Ser 2014-1A, Cl A2
3.090%, 07/17/2029 (C)	1,630	1,593
Higher Education Funding I, Ser 2014-1, Cl A
3.361%, VAR ICE LIBOR USD 3 Month+1.050%, 05/25/2034 (C)	3,405	3,428
Hilton Grand Vacations Trust, Ser 2014-AA, Cl A
1.770%, 11/25/2026 (C)	6,336	6,234
HSI Asset Securitization Trust, Ser 2006- OPT1, Cl 2A4
2.365%, VAR ICE LIBOR USD 1 Month+0.300%, 12/25/2035	2,294	2,289
HSI Asset Securitization Trust, Ser 2006- OPT3, Cl 3A3
2.245%, VAR ICE LIBOR USD 1 Month+0.180%, 02/25/2036	565	563
Jamestown CLO IV, Ser 2017-4A, Cl A2R
3.689%, VAR ICE LIBOR USD 3 Month+1.350%, 07/15/2026 (C)	2,000	1,994
JGWPT XXX LLC, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (C)	1,722	1,748
JGWPT XXXII LLC, Ser 2014-2A, Cl A
3.610%, 01/17/2073 (C)	2,262	2,214
KGS-Alpha SBA COOF Trust, Ser 2012-A, Cl A, IO
0.851%, 08/25/2038 (B)(C)	2,510	60
KGS-Alpha SBA COOF Trust, Ser 2014-2, Cl A, IO
3.490%, 04/25/2040 (B)(C)	435	35
KKR CLO 20, Ser 2017-20, Cl A
3.469%, VAR ICE LIBOR USD 3 Month+1.130%, 10/16/2030 (C)	1,250	1,251
Kubota Credit Owner Trust, Ser 2018-1A, Cl A4
3.210%, 01/15/2025 (C)	1,221	1,220
LCM XXI, Ser 2018-21A, Cl AR
3.228%, VAR ICE LIBOR USD 3 Month+0.880%, 04/20/2028 (C)	1,950	1,944

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A4
5.270%, 04/15/2040	$23	$23
Magnetite IX, Ser 2017-9A, Cl A1R
3.335%, VAR ICE LIBOR USD 3 Month+1.000%, 07/25/2026 (C)	1,000	1,000
Magnetite XVIII, Ser 2016-18A, Cl A
3.714%, VAR ICE LIBOR USD 3 Month+1.400%, 11/15/2028 (C)	1,750	1,752
Magnetite XVIII, Ser 2016-18A, Cl C
4.664%, VAR ICE LIBOR USD 3 Month+2.350%, 11/15/2028 (C)	1,750	1,750
Mid-State Trust, Ser 2003-11, Cl A1
4.864%, 07/15/2038	2,048	2,120
Mid-State Trust, Ser 2004-1, Cl A
6.005%, 08/15/2037	282	303
Mid-State Trust, Ser 2006-1, Cl A
5.787%, 10/15/2040 (C)	3,621	3,955
Nationstar HECM Loan Trust, Ser 2018-1A, Cl M2
3.469%, 02/25/2028 (B)(C)	3,202	3,202
Navient Private Education Loan Trust, Ser 2014-AA, Cl A3
3.663%, VAR ICE LIBOR USD 1 Month+1.600%, 10/15/2031 (C)	2,135	2,202
Navient Private Education Loan Trust, Ser 2014-CTA, Cl A
2.763%, VAR ICE LIBOR USD 1 Month+0.700%, 09/16/2024 (C)	656	657
Navient Private Education Loan Trust, Ser 2015-CA, Cl B
3.250%, 05/15/2040 (C)	1,035	1,035
Navient Private Education Loan Trust, Ser 2016-AA, Cl A2A
3.910%, 12/15/2045 (C)	3,404	3,447
Navient Private Education Loan Trust, Ser 2016-AA, Cl A2B
4.213%, VAR ICE LIBOR USD 1 Month+2.150%, 12/15/2045 (C)	1,115	1,161
Navient Private Education Loan Trust, Ser 2017-A, Cl A1
2.463%, VAR ICE LIBOR USD 1 Month+0.400%, 12/16/2058 (C)	1,282	1,283
Navient Private Education Loan Trust, Ser 2017-A, Cl A2B
2.963%, VAR ICE LIBOR USD 1 Month+0.900%, 12/16/2058 (C)	2,143	2,157
Navient Private Education Loan Trust, Ser 2018-BA, Cl A2A
3.610%, 12/15/2059 (C)	1,622	1,628

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	39

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Navient Private Education Loan Trust, Ser 2018-BA, Cl A2B
2.783%, VAR ICE LIBOR USD 1 Month+0.720%, 12/15/2059 (C)	$1,414	$1,417
Navient Private Education Refi Loan Trust, Ser 2018-A, Cl A2
3.190%, 02/18/2042 (C)	793	784
Navient Private Education Refi Loan Trust, Ser 2018-CA, Cl A2
3.520%, 06/16/2042 (C)	858	859
Navient Student Loan Trust, Ser 2014-1, Cl A3
2.575%, VAR ICE LIBOR USD 1 Month+0.510%, 06/25/2031	6,652	6,648
Navient Student Loan Trust, Ser 2014-2, Cl A
2.705%, VAR ICE LIBOR USD 1 Month+0.640%, 03/25/2083	4,925	4,896
Navient Student Loan Trust, Ser 2014-3, Cl A
2.685%, VAR ICE LIBOR USD 1 Month+0.620%, 03/25/2083	5,003	4,980
Navient Student Loan Trust, Ser 2014-4, Cl A
2.685%, VAR ICE LIBOR USD 1 Month+0.620%, 03/25/2083	3,473	3,455
Navient Student Loan Trust, Ser 2014-8, Cl A3
2.665%, VAR ICE LIBOR USD 1 Month+0.600%, 05/27/2049	300	301
Navient Student Loan Trust, Ser 2016-1A, Cl A
2.765%, VAR ICE LIBOR USD 1 Month+0.700%, 02/25/2070 (C)	7,301	7,328
Navient Student Loan Trust, Ser 2016-3A, Cl A2
2.915%, VAR ICE LIBOR USD 1 Month+0.850%, 06/25/2065 (C)	1,136	1,142
Navient Student Loan Trust, Ser 2017-3A, Cl A3
3.115%, VAR ICE LIBOR USD 1 Month+1.050%, 07/26/2066 (C)	5,480	5,604
Navient Student Loan Trust, Ser 2017-4A, Cl A2
2.565%, VAR ICE LIBOR USD 1 Month+0.500%, 09/27/2066 (C)	1,478	1,483
Navient Student Loan Trust, Ser 2017-5A, Cl A
2.865%, VAR ICE LIBOR USD 1 Month+0.800%, 07/26/2066 (C)	2,097	2,119
Navient Student Loan Trust, Ser 2018-3A, Cl A3
2.865%, VAR ICE LIBOR USD 1 Month+0.800%, 03/25/2067 (C)	2,076	2,077
Nelnet Student Loan Trust, Ser 2004-3, Cl A5
2.515%, VAR ICE LIBOR USD 3 Month+0.180%, 10/27/2036	1,454	1,437

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Nelnet Student Loan Trust, Ser 2004-4, Cl A5
2.495%, VAR ICE LIBOR USD 3 Month+0.160%, 01/25/2037	$1,248	$1,237
Nelnet Student Loan Trust, Ser 2005-1, Cl A5
2.445%, VAR ICE LIBOR USD 3 Month+0.110%, 10/25/2033	6,449	6,409
Nelnet Student Loan Trust, Ser 2005-2, Cl A5
2.432%, VAR ICE LIBOR USD 3 Month+0.100%, 03/23/2037	5,870	5,831
Nelnet Student Loan Trust, Ser 2005-3, Cl A5
2.452%, VAR ICE LIBOR USD 3 Month+0.120%, 12/24/2035	7,386	7,326
Nelnet Student Loan Trust, Ser 2005-4, Cl A4
2.512%, VAR ICE LIBOR USD 3 Month+0.180%, 03/22/2032	1,070	1,058
Nelnet Student Loan Trust, Ser 2010-2A, Cl A
3.185%, VAR ICE LIBOR USD 3 Month+0.850%, 09/25/2048 (C)	4,002	4,031
Nelnet Student Loan Trust, Ser 2010-4A, Cl A
2.865%, VAR ICE LIBOR USD 1 Month+0.800%, 04/25/2046 (C)	585	591
Nelnet Student Loan Trust, Ser 2012-4A, Cl A
2.765%, VAR ICE LIBOR USD 1 Month+0.700%, 09/27/2038 (C)	6,109	6,151
Nelnet Student Loan Trust, Ser 2014-1A, Cl A
2.635%, VAR ICE LIBOR USD 1 Month+0.570%, 09/25/2041 (C)	943	945
Nelnet Student Loan Trust, Ser 2014-4A, Cl A2
3.015%, VAR ICE LIBOR USD 1 Month+0.950%, 11/25/2048 (C)	3,735	3,775
Nelnet Student Loan Trust, Ser 2015-2A, Cl A2
2.665%, VAR ICE LIBOR USD 1 Month+0.600%, 09/25/2047 (C)	4,206	4,201
Nelnet Student Loan Trust, Ser 2016-1A, Cl A
2.865%, VAR ICE LIBOR USD 1 Month+0.800%, 09/25/2065 (C)	3,279	3,317
Nelnet Student Loan Trust, Ser 2017-2A, Cl A
2.835%, VAR ICE LIBOR USD 1 Month+0.770%, 09/25/2065 (C)	3,208	3,224
Nelnet Student Loan Trust, Ser 2017-3A, Cl A
2.915%, VAR ICE LIBOR USD 1 Month+0.850%, 02/25/2066 (C)	3,285	3,304
Nelnet Student Loan Trust, Ser 2018-2A, Cl A
2.715%, VAR ICE LIBOR USD 1 Month+0.650%, 07/26/2066 (C)	6,564	6,565
Nelnet Student Loan Trust, Ser 2018-3A, Cl A2
2.522%, VAR ICE LIBOR USD 1 Month+0.440%, 09/27/2066 (C)	2,803	2,803

40	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Northstars Education Finance Authority, Ser 2007-1, Cl A2
3.089%, VAR ICE LIBOR USD 3 Month+0.750%, 01/29/2046	$50	$49
Octagon Investment Partners 25, Ser 2018-1A, Cl AR
3.148%, VAR ICE LIBOR USD 3 Month+0.800%, 10/20/2026 (C)	1,415	1,405
Park Place Securities Pass-Through Certificates, Ser 2005-WCW2, Cl M1
2.815%, VAR ICE LIBOR USD 1 Month+0.750%, 07/25/2035	2,466	2,472
Prosper Marketplace Issuance Trust, Ser 2017-2A, Cl A
2.410%, 09/15/2023 (C)	839	837
Regatta VII Funding, Ser 2016-1A, Cl B2
4.125%, VAR ICE LIBOR USD 3 Month+1.800%, 12/20/2028 (C)	2,000	2,003
RR 3, Ser 2018-3A, Cl A1R2
3.429%, VAR ICE LIBOR USD 3 Month+1.090%, 01/15/2030 (C)	1,600	1,597
SBA Small Business Investment, Ser 2015-10A, Cl 1
2.517%, 03/10/2025	571	557
SBA Small Business Investment, Ser 2017-10B, Cl 1
2.518%, 09/10/2027	366	355
SBA Small Business Investment, Ser 2018-10A, Cl 1
3.187%, 03/10/2028	1,020	1,017
SLM Private Credit Student Loan Trust, Ser 2005-B, Cl A4
2.671%, VAR ICE LIBOR USD 3 Month+0.330%, 06/15/2039	3,490	3,408
SLM Private Credit Student Loan Trust, Ser 2006-A, Cl A5
2.631%, VAR ICE LIBOR USD 3 Month+0.290%, 06/15/2039	126	123
SLM Private Education Loan Trust, Ser 2013- B, Cl A2B
3.163%, VAR ICE LIBOR USD 1 Month+1.100%, 06/17/2030 (C)	195	196
SLM Student Loan EDC Repackaging Trust, Ser 2013-M1, Cl M1
3.500%, 10/28/2029 (C)	1,157	1,136
SLM Student Loan Trust, Ser 2003-1, Cl A5C
3.091%, VAR ICE LIBOR USD 3 Month+0.750%, 12/15/2032 (C)	1,355	1,349
SLM Student Loan Trust, Ser 2003-4, Cl A5D
3.091%, VAR ICE LIBOR USD 3 Month+0.750%, 03/15/2033 (C)	1,271	1,271

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2005-10, Cl A5
2.465%, VAR ICE LIBOR USD 3 Month+0.130%, 07/26/2021	$1,122	$1,112
SLM Student Loan Trust, Ser 2005-4, Cl A3
2.455%, VAR ICE LIBOR USD 3 Month+0.120%, 01/25/2027	8,253	8,228
SLM Student Loan Trust, Ser 2006-1, Cl A5
2.445%, VAR ICE LIBOR USD 3 Month+0.110%, 07/26/2021	5,147	5,096
SLM Student Loan Trust, Ser 2006-10, Cl A6
2.485%, VAR ICE LIBOR USD 3 Month+0.150%, 03/25/2044	2,630	2,564
SLM Student Loan Trust, Ser 2006-2, Cl A6
2.505%, VAR ICE LIBOR USD 3 Month+0.170%, 01/25/2041	4,230	4,133
SLM Student Loan Trust, Ser 2006-3, Cl A5
2.435%, VAR ICE LIBOR USD 3 Month+0.100%, 01/25/2021	2,575	2,549
SLM Student Loan Trust, Ser 2006-8, Cl A6
2.495%, VAR ICE LIBOR USD 3 Month+0.160%, 01/25/2041	4,250	4,118
SLM Student Loan Trust, Ser 2007-1, Cl A6
2.475%, VAR ICE LIBOR USD 3 Month+0.140%, 01/27/2042	534	517
SLM Student Loan Trust, Ser 2007-2, Cl A4
2.395%, VAR ICE LIBOR USD 3 Month+0.060%, 07/25/2022	2,920	2,870
SLM Student Loan Trust, Ser 2007-6, Cl A4
2.715%, VAR ICE LIBOR USD 3 Month+0.380%, 10/25/2024	2,350	2,354
SLM Student Loan Trust, Ser 2008-2, Cl B
3.535%, VAR ICE LIBOR USD 3 Month+1.200%, 01/25/2083	1,155	1,132
SLM Student Loan Trust, Ser 2008-3, Cl B
3.535%, VAR ICE LIBOR USD 3 Month+1.200%, 04/26/2083	1,155	1,129
SLM Student Loan Trust, Ser 2008-4, Cl B
4.185%, VAR ICE LIBOR USD 3 Month+1.850%, 04/25/2073	1,155	1,182
SLM Student Loan Trust, Ser 2008-5, Cl A4
4.035%, VAR ICE LIBOR USD 3 Month+1.700%, 07/25/2023	1,957	2,010
SLM Student Loan Trust, Ser 2008-5, Cl B
4.185%, VAR ICE LIBOR USD 3 Month+1.850%, 07/25/2073	1,155	1,196
SLM Student Loan Trust, Ser 2008-6, Cl B
4.185%, VAR ICE LIBOR USD 3 Month+1.850%, 07/26/2083	1,155	1,188
SLM Student Loan Trust, Ser 2008-7, Cl B
4.185%, VAR ICE LIBOR USD 3 Month+1.850%, 07/26/2083	1,155	1,184

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	41

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2008-8, Cl B
4.585%, VAR ICE LIBOR USD 3 Month+2.250%, 10/25/2075	$1,155	$1,221
SLM Student Loan Trust, Ser 2008-9, Cl A
3.860%, VAR ICE LIBOR USD 3 Month+1.500%, 04/25/2023	3,900	3,972
SLM Student Loan Trust, Ser 2008-9, Cl B
4.585%, VAR ICE LIBOR USD 3 Month+2.250%, 10/25/2083	1,155	1,201
SLM Student Loan Trust, Ser 2010-1, Cl A
2.465%, VAR ICE LIBOR USD 1 Month+0.400%, 03/25/2025	179	176
SLM Student Loan Trust, Ser 2011-2, Cl A2
3.265%, VAR ICE LIBOR USD 1 Month+1.200%, 10/25/2034	495	508
SLM Student Loan Trust, Ser 2012-1, Cl A3
3.015%, VAR ICE LIBOR USD 1 Month+0.950%, 09/25/2028	5,074	5,085
SLM Student Loan Trust, Ser 2012-2, Cl A
2.765%, VAR ICE LIBOR USD 1 Month+0.700%, 01/25/2029	2,551	2,538
SLM Student Loan Trust, Ser 2012-6, Cl A3
2.815%, VAR ICE LIBOR USD 1 Month+0.750%, 05/26/2026	870	870
SLM Student Loan Trust, Ser 2013-4, Cl A
2.614%, VAR ICE LIBOR USD 1 Month+0.550%, 06/25/2043	623	626
SLM Student Loan Trust, Ser 2013-C, Cl A2A
2.940%, 10/15/2031 (C)	327	328
SLM Student Loan Trust, Ser 2014-3A, Cl A6A
2.885%, VAR ICE LIBOR USD 3 Month+0.550%, 10/25/2064 (C)	4,350	4,346
SLM Student Loan Trust, Ser 2018-10, Cl A7A
2.935%, VAR ICE LIBOR USD 3 Month+0.600%, 10/25/2029 (C)	3,431	3,454
SMB Private Education Loan Trust, Ser 2015- A, Cl A2A
2.490%, 06/15/2027 (C)	702	694
SMB Private Education Loan Trust, Ser 2015- A, Cl A2B
3.063%, VAR ICE LIBOR USD 1 Month+1.000%, 06/15/2027 (C)	1,751	1,765
SMB Private Education Loan Trust, Ser 2015- B, Cl A2A
2.980%, 07/15/2027 (C)	729	724
SMB Private Education Loan Trust, Ser 2015- B, Cl A2B
3.263%, VAR ICE LIBOR USD 1 Month+1.200%, 07/15/2027 (C)	2,606	2,633

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SMB Private Education Loan Trust, Ser 2015- C, Cl A2B
3.463%, VAR ICE LIBOR USD 1 Month+1.400%, 07/15/2027 (C)	$914	$926
SMB Private Education Loan Trust, Ser 2016- A, Cl A2A
2.700%, 05/15/2031 (C)	5,795	5,673
SMB Private Education Loan Trust, Ser 2016- A, Cl A2B
3.563%, VAR ICE LIBOR USD 1 Month+1.500%, 05/15/2031 (C)	4,853	4,987
SMB Private Education Loan Trust, Ser 2016- B, Cl A2A
2.430%, 02/17/2032 (C)	2,303	2,236
SMB Private Education Loan Trust, Ser 2016- B, Cl A2B
3.513%, VAR ICE LIBOR USD 1 Month+1.450%, 02/17/2032 (C)	5,255	5,352
SMB Private Education Loan Trust, Ser 2016- C, Cl A2A
2.340%, 09/15/2034 (C)	4,167	4,057
SMB Private Education Loan Trust, Ser 2016- C, Cl A2B
3.163%, VAR ICE LIBOR USD 1 Month+1.100%, 09/15/2034 (C)	3,631	3,678
SMB Private Education Loan Trust, Ser 2017- A, Cl A2B
2.963%, VAR ICE LIBOR USD 1 Month+0.900%, 09/15/2034 (C)	842	848
SMB Private Education Loan Trust, Ser 2017- B, Cl A2B
2.813%, VAR ICE LIBOR USD 1 Month+0.750%, 10/15/2035 (C)	2,782	2,791
SMB Private Education Loan Trust, Ser 2018- A, Cl A2B
2.863%, VAR ICE LIBOR USD 1 Month+0.800%, 02/15/2036 (C)	1,351	1,356
SMB Private Education Loan Trust, Ser 2018- B, Cl A2A
3.600%, 01/15/2037 (C)	2,770	2,783
SMB Private Education Loan Trust, Ser 2018- B, Cl A2B
2.783%, VAR ICE LIBOR USD 1 Month+0.720%, 01/15/2037 (C)	2,502	2,502
Sofi Consumer Loan Program Trust, Ser 2018-1, Cl A1
2.550%, 02/25/2027 (C)	2,124	2,115
Sofi Consumer Loan Program Trust, Ser 2018-1, Cl A2
3.140%, 02/25/2027 (C)	6,200	6,160

42	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Sofi Consumer Loan Program Trust, Ser 2018-3, Cl A1
3.200%, 08/25/2027 (C)	$4,610	$4,616
SoFi Professional Loan Program LLC, Ser 2015-B, Cl A2
2.510%, 09/27/2032 (C)	762	750
SoFi Professional Loan Program LLC, Ser 2016-A, Cl A2
2.760%, 12/26/2036 (C)	1,411	1,395
SoFi Professional Loan Program LLC, Ser 2016-D, Cl A1
3.015%, VAR ICE LIBOR USD 1 Month+0.950%, 01/25/2039 (C)	299	301
SoFi Professional Loan Program LLC, Ser 2016-E, Cl A1
2.915%, VAR ICE LIBOR USD 1 Month+0.850%, 07/25/2039 (C)	727	730
SoFi Professional Loan Program LLC, Ser 2017-B, Cl A2FX
2.740%, 05/25/2040 (C)	1,313	1,296
SoFi Professional Loan Program LLC, Ser 2017-C, Cl A2B
2.630%, 07/25/2040 (C)	1,947	1,902
SoFi Professional Loan Program LLC, Ser 2017-E, Cl A1
2.565%, VAR ICE LIBOR USD 1 Month+0.500%, 11/26/2040 (C)	634	636
SoFi Professional Loan Program LLC, Ser 2017-E, Cl A2B
2.720%, 11/26/2040 (C)	3,668	3,565
SoFi Professional Loan Program LLC, Ser 2018-A, Cl A2B
2.950%, 02/25/2042 (C)	619	607
Sofi Professional Loan Program Trust, Ser 2018-B, Cl A2FX
3.340%, 08/25/2047 (C)	3,215	3,210
Sofi Professional Loan Program Trust, Ser 2018-C, Cl A2FX
3.590%, 01/25/2048 (C)	3,531	3,550
Sofi Professional Loan Program, Ser 2016-E, Cl A2B
2.490%, 01/25/2036 (C)	535	528
Sofi Professional Loan Program, Ser 2017-A, Cl A1
2.765%, VAR ICE LIBOR USD 1 Month+0.700%, 03/26/2040 (C)	660	661
SoFi Professional Loan Program, Ser 2017-D, Cl A2FX
2.650%, 09/25/2040 (C)	245	239

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Structured Asset Investment Loan Trust, Ser 2004-8, Cl A2
2.615%, VAR ICE LIBOR USD 1 Month+0.550%, 09/25/2034	$3,364	$3,288
TCI-Flatiron CLO, Ser 2016-1A, Cl A
3.886%, VAR ICE LIBOR USD 3 Month+1.550%, 07/17/2028 (C)	500	501
Towd Point Mortgage Trust, Ser 2017-1, Cl A1
2.750%, 10/25/2056 (B)(C)	1,581	1,552
Towd Point Mortgage Trust, Ser 2017-4, Cl A1
2.750%, 06/25/2057 (B)(C)	8,209	8,009
Towd Point Mortgage Trust, Ser 2018-2, Cl A1
3.250%, 03/25/2058 (B)(C)	1,845	1,826
Venture XXIV CLO, Ser 2016-24A, Cl A1D
3.768%, VAR ICE LIBOR USD 3 Month+1.420%, 10/20/2028 (C)	1,000	1,000
Venture XXX CLO, Ser 2017-30A, Cl B
3.939%, VAR ICE LIBOR USD 3 Month+1.600%, 01/15/2031 (C)	2,000	1,990
Verizon Owner Trust, Ser 2016-1A, Cl A
1.420%, 01/20/2021 (C)	2,757	2,743
Verizon Owner Trust, Ser 2016-2A, Cl A
1.680%, 05/20/2021 (C)	2,600	2,580
Verizon Owner Trust, Ser 2017-1A, Cl A
2.060%, 09/20/2021 (C)	2,780	2,756
Verizon Owner Trust, Ser 2017-2A, Cl A
1.920%, 12/20/2021 (C)	3,550	3,505
Voya CLO, Ser 2017-2A, Cl A1R
3.586%, VAR ICE LIBOR USD 3 Month+1.250%, 04/17/2030 (C)	2,250	2,253
Voya CLO, Ser 2017-2A, Cl A2A
4.049%, VAR ICE LIBOR USD 3 Month+1.710%, 06/07/2030 (C)	1,750	1,757
Whitehorse XII, Ser 2018-12A, Cl A
3.676%, VAR ICE LIBOR USD 3 Month+1.250%, 10/15/2031 (C)	1,940	1,937
Zais CLO 2, Ser 2017-2A, Cl A1BR
2.920%, 07/25/2026 (C)	3,000	2,965
Zais CLO 5, Ser 2016-2A, Cl A1
3.869%, VAR ICE LIBOR USD 3 Month+1.530%, 10/15/2028 (C)	1,000	1,000

		465,593

Total Asset-Backed Securities (Cost $618,450) ($ Thousands)		623,606

U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.0%
FHLB
2.125%, 02/11/2020	660	656
FHLB DN
2.090%, 11/23/2018 (A)	1,110	1,105
2.049%, 11/07/2014 (A)	3,830	3,815

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	43

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.010%, 11/01/2018 (A)	$1,780	$1,774
1.976%, 10/19/2018 (A)	9,830	9,805
FHLMC
5.000%, 05/01/2048	4,522	4,859
5.000%, 06/01/2048	269	288
5.000%, 06/01/2048	2,511	2,653
4.000%, 03/01/2048	8,078	8,287
4.000%, 04/01/2048	686	700
4.000%, 04/01/2048	1,250	1,279
4.000%, 05/01/2048	4,222	4,303
4.000%, 06/01/2048	1,572	1,607
4.000%, 06/01/2048	798	817
4.000%, 06/01/2048	1,838	1,879
4.000%, 08/01/2048	3,087	3,146
3.750%, 03/27/2019	85	86
3.500%, 12/01/2047	766	762
3.500%, 01/01/2048	3,170	3,159
3.500%, 02/01/2048	1,208	1,204
3.500%, 02/01/2048	2,104	2,096
3.500%, 03/01/2048	13,941	13,919
3.500%, 03/01/2048	21,416	21,339
3.000%, 02/01/2038	387	379
3.000%, 04/01/2038	292	286
2.375%, 01/13/2022	565	558
1.250%, 10/02/2019	240	237
FHLMC ARM
3.860%, VAR ICE LIBOR USD 12 Month+1.640%, 07/01/2048	1,119	1,137
2.803%, VAR ICE LIBOR USD 12 Month+1.640%, 01/01/2047	1,822	1,811
2.426%, VAR ICE LIBOR USD 12 Month+1.649%, 05/01/2043	–	–
FHLMC CMO, Ser 2012-4010, Cl KM
3.000%, 01/15/2042	837	824
FHLMC CMO, Ser 2014-4368, Cl CA
3.750%, 11/15/2036	1,303	1,315
FHLMC CMO, Ser 2016-4576, Cl HN
3.500%, 08/15/2041	3,730	3,761
FHLMC CMO, Ser 2018-4763, Cl CA
3.000%, 09/15/2038	784	778
FHLMC CMO, Ser 2018-4767, Cl KA
3.000%, 03/15/2048	3,545	3,510
FHLMC CMO, Ser 2018-4782, Cl BA
4.500%, 11/15/2044	4,522	4,701
FHLMC CMO, Ser 2018-4786, Cl DP
4.500%, 07/15/2042	2,180	2,257
FHLMC CMO, Ser 2018-4787, Cl AK
3.000%, 05/15/2048	5,614	5,412
FHLMC CMO, Ser 2018-4796, Cl AK
3.000%, 05/15/2048	7,369	7,105
FHLMC CMO, Ser 2018-4813, Cl CJ
3.000%, 08/15/2048	3,870	3,730

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF42, Cl A
2.331%, VAR LIBOR USD 1 Month+0.250%, 12/25/2024	$2,405	$2,409
FHLMC STRIP CMO, Ser 2017-356, Cl 300
3.000%, 09/15/2047	1,586	1,538
FHLMC STRIP CMO, Ser 2017-360, Cl 300
3.000%, 11/15/2047	4,413	4,298
FICO STRIPS, PO
0.000%, 11/02/2018 (A)	3,410	3,397
FNMA
5.000%, 05/01/2048	2,391	2,547
5.000%, 05/01/2048	1,404	1,485
5.000%, 06/01/2048	4,865	5,248
5.000%, 06/01/2048	610	652
5.000%, 06/01/2048	654	697
5.000%, 07/01/2048	5,478	5,802
4.500%, 05/01/2047	2,216	2,302
4.500%, 05/01/2048	5,698	5,919
4.500%, 07/01/2048	8,960	9,306
4.500%, 07/01/2048	8,340	8,665
4.500%, 08/01/2048	6,330	6,613
4.500%, 08/01/2048	3,095	3,246
4.500%, 08/01/2048	658	684
4.500%, 09/01/2057	2,820	2,943
4.000%, 11/01/2047	5,140	5,259
4.000%, 02/01/2048	2,571	2,624
4.000%, 03/01/2048	1,716	1,754
4.000%, 03/01/2048	1,671	1,708
4.000%, 04/01/2048	7,416	7,563
4.000%, 05/01/2048	2,970	3,036
4.000%, 05/01/2048	757	775
4.000%, 06/01/2048	7,709	7,853
4.000%, 07/01/2048	1,426	1,457
4.000%, 08/01/2048	5,905	6,029
4.000%, 08/01/2048	16,842	17,165
4.000%, 02/01/2056	2,430	2,494
4.000%, 01/01/2057	1,411	1,448
4.000%, 06/01/2057	2,905	2,973
3.900%, 06/01/2028	2,050	2,097
3.500%, 05/01/2036	2,911	2,943
3.500%, 12/01/2036	3,239	3,284
3.500%, 05/01/2038	3,679	3,697
3.500%, 02/01/2041	8,946	8,975
3.500%, 02/01/2042	11,348	11,385
3.500%, 05/01/2042	6,409	6,453
3.500%, 06/01/2042	11,705	11,744
3.500%, 11/01/2046	2,899	2,923
3.500%, 09/01/2047	9,867	9,823
3.500%, 10/01/2047	13,397	13,329
3.500%, 11/01/2047	1,025	1,020
3.500%, 12/01/2047	1,462	1,458

44	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%, 01/01/2048	$6,125	$6,141
3.500%, 01/01/2048	8,434	8,400
3.500%, 02/01/2048	3,579	3,566
3.500%, 03/01/2048	96	96
3.500%, 04/01/2048	17,686	17,596
3.380%, 05/01/2028	127	127
3.150%, 03/01/2028	930	914
3.000%, 12/01/2037	380	372
3.000%, 11/01/2046	3,146	3,085
2.625%, 09/06/2024	510	503
2.430%, 10/09/2019 (A)	4,255	4,135
2.125%, 04/24/2026	515	486
2.000%, 01/05/2022	70	68
1.875%, 09/24/2026	250	230
FNMA ARM
3.750%, VAR ICE LIBOR USD 12 Month+1.620%, 07/01/2048	2,139	2,185
3.750%, VAR ICE LIBOR USD 12 Month+1.620%, 08/01/2048	1,073	1,096
3.730%, VAR ICE LIBOR USD 12 Month+1.620%, 08/01/2048	2,145	2,190
2.950%, VAR ICE LIBOR USD 12 Month+1.599%, 08/01/2047	1,591	1,588
FNMA CMO, Ser 2018-12, Cl P
3.000%, 03/25/2046	2,623	2,571
FNMA CMO, Ser 2018-14, Cl KC
3.000%, 03/25/2048	4,093	4,099
FNMA CMO, Ser 2018-15, Cl AB
3.000%, 03/25/2048	932	924
FNMA CMO, Ser 2018-15, Cl CA
3.000%, 03/25/2048	919	909
FNMA CMO, Ser 2018-38, Cl LA
3.000%, 06/25/2048	7,411	7,134
FNMA CMO, Ser 2018-4, Cl HC
2.500%, 12/25/2047	1,758	1,677
FNMA CMO, Ser 2018-43, Cl CT
3.000%, 06/25/2048	7,063	6,792
FNMA CMO, Ser 2018-45, Cl GA
3.000%, 06/25/2048	15,333	14,743
FNMA CMO, Ser 2018-50, Cl BA
3.000%, 07/25/2048	15,109	14,550
FNMA CMO, Ser 2018-56, Cl CH
3.000%, 08/25/2048	3,462	3,344
FNMA CMO, Ser 2018-57, Cl PT
3.000%, 08/25/2048	2,651	2,555
FNMA CMO, Ser 2018-59, Cl DA
3.000%, 08/25/2048	7,552	7,282
FNMA CMO, Ser 2018-63, Cl DA
3.500%, 09/25/2048	1,787	1,768
FNMA CMO, Ser 2018-8, Cl KL
2.500%, 03/25/2047	2,306	2,190

Description	Face Amount (Thousands)		Market Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C27, Cl ASB
3.017%, 02/15/2048		$645	$640
Tennessee Valley Authority Principal STRIPS, PO
0.000%, 11/01/2025 (A)		1,000	793

Total U.S. Government Agency Obligations (Cost $459,818) ($ Thousands)			461,108

SOVEREIGN DEBT — 1.7%

Abu Dhabi Government International Bond
2.500%, 10/11/2022 (C)		4,220	4,067
China Government Bond
3.310%, 11/30/2025	CNY	5,000	709
Colombia Government International Bond
5.625%, 02/26/2044		$2,570	2,795
5.000%, 06/15/2045		1,840	1,851
Export-Import Bank of India
3.375%, 08/05/2026 (C)		1,410	1,306
Export-Import Bank of Korea
3.000%, 11/01/2022		1,923	1,879
2.500%, 11/01/2020		1,206	1,185
Indonesia Government International Bond
5.875%, 03/13/2020		190	198
5.875%, 01/15/2024 (C)		1,264	1,363
5.250%, 01/08/2047 (C)		1,210	1,266
5.125%, 01/15/2045 (C)		2,040	2,100
4.875%, 05/05/2021		500	517
4.750%, 07/18/2047 (C)		400	392
3.850%, 07/18/2027 (C)		2,310	2,226
3.750%, 04/25/2022 (C)		860	857
2.950%, 01/11/2023		2,872	2,759
Israel Government AID Bond
5.500%, 09/18/2033		1,000	1,248
3.898%, 11/01/2024 (A)		1,000	830
3.311%, 02/15/2025 (A)		1,000	818
3.234%, 08/15/2025 (A)		1,000	804
Japan Bank for International Cooperation
3.125%, 07/20/2021		2,184	2,186
Japan Treasury Discount Bill
0.000%, 10/15/2018 (A)	JPY	2,000,000	18,039
Kazakhstan Government International Bond
4.875%, 10/14/2044 (C)		$2,680	2,741
Kuwait International Government Bond
3.500%, 03/20/2027 (C)		1,810	1,789
Mexico Government International Bond
6.050%, 01/11/2040		4,798	5,362
5.750%, 10/12/2110		489	490
4.750%, 03/08/2044		5,640	5,389

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	45

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
4.600%, 02/10/2048	$1,084	$1,014
4.000%, 10/02/2023	810	812
3.600%, 01/30/2025	3,190	3,107
Panama Government International Bond
4.500%, 05/15/2047	2,630	2,650
Paraguay Government International Bond
6.100%, 08/11/2044 (C)	1,715	1,882
Peruvian Government International Bond
6.550%, 03/14/2037	4,780	6,082
Qatar Government International Bond
5.103%, 04/23/2048 (C)	1,280	1,316
Republic of Panama
6.700%, 01/26/2036	1,830	2,283
Republic of Poland Government International Bond
5.000%, 03/23/2022	380	401
4.000%, 01/22/2024	7,630	7,787
Russian Foreign Bond - Eurobond
5.625%, 04/04/2042	7,400	7,657
Saudi Government International Bond MTN
5.000%, 04/17/2049 (C)	1,476	1,459
4.000%, 04/17/2025 (C)	740	741
2.875%, 03/04/2023 (C)	4,030	3,881
Uruguay Government International Bond
5.100%, 06/18/2050	2,630	2,674
4.975%, 04/20/2055	965	968

Total Sovereign Debt (Cost $110,871) ($ Thousands)		109,880

COMMERCIAL PAPER — 0.9%(A)
BPCE
2.365%, 10/01/2018 (C)	13,790	13,767
Danske
2.253%, 11/09/2018 (C)	14,490	14,426
Mitsubishi UFJ Trust & Banking
2.336%, 10/10/2018 (C)	9,370	9,349
MUFG Bank NY
2.263%, 11/13/2018	8,830	8,790
Standard Chartered Bank
2.314%, 10/03/2018 (C)	14,130	14,104

Total Commercial Paper (Cost $60,428) ($ Thousands)		60,436

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 0.6%

California — 0.2%
California State, Build America Project, GO
7.600%, 11/01/2040	$570	$861
6.650%, 03/01/2022	70	77
California State, GO Callable 03/01/2020 @ 100
7.950%, 03/01/2036	2,750	2,948
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	1,665	2,435
Metropolitan Water District of Southern California, RB Callable 07/01/2019 @ 100
6.538%, 07/01/2039	125	129
San Jose, Redevelopment Agency Successor Agency, Ser A-T, RB
3.226%, 08/01/2027	2,085	2,038
3.176%, 08/01/2026	1,000	983
University of California, Ser AJ, RB
4.601%, 05/15/2031	3,000	3,203

		12,674

Georgia — 0.1%
Georgia State, Municipal Electric Authority, Build America Project, RB
7.055%, 04/01/2057	164	196
6.637%, 04/01/2057	2,900	3,540

		3,736

Illinois — 0.0%
Illinois State, GO
5.100%, 06/01/2033	330	318

Nevada — 0.0%
Clark County, Airport System Revenue, Build America Project, Ser C-BUILD, RB
6.820%, 07/01/2045	1,170	1,690

New York — 0.2%
New York & New Jersey, Port Authority, RB
4.458%, 10/01/2062	2,405	2,557
New York City, Build America Project, GO
5.047%, 10/01/2024	4,000	4,326
New York City, Build America Project, GO Callable 12/01/2020 @ 100
6.646%, 12/01/2031	2,000	2,148
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser A-5, RB Callable 08/01/2027 @ 100
3.280%, 08/01/2029	2,295	2,191

46	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York State, Dormitory Authority, Build America Project, RB
5.500%, 03/15/2030	$2,500	$2,840

		14,062

Ohio — 0.0%
Ohio State University, Build America Project, Ser A, RB
4.800%, 06/01/2111	689	739

Oregon — 0.0%
Oregon State, GO
5.762%, 06/01/2023	1,998	2,141

Texas — 0.1%
North Texas, Tollway Authority, Build America Project, RB
6.718%, 01/01/2049	1,564	2,239

Virginia — 0.0%
Virginia State, Housing Development Authority, Ser C, Cl CTFS, RB
6.000%, 06/25/2034	147	152

Total Municipal Bonds (Cost $36,166) ($ Thousands)		37,751

LOAN PARTICIPATION — 0.0%
Carlyle
4.762%, VAR ICE LIBOR USD 3 Month+2.000%, 07/15/2019	29	29

Total Loan Participation (Cost $29) ($ Thousands)		29

REPURCHASE AGREEMENT — 0.8%
Deutsche Bank 1.950%, dated on 08/31/2018, to be repurchased on 09/04/2018, repurchase price $55,011,917 (collateralized by various U.S. Treasury Obligations, 0.625%, 04/15/2023, par value ranging $5,511,000 - $50,000,000; total market value $55,011,917) (E)	55,000	55,000

Total Repurchase Agreement (Cost $55,000) ($ Thousands)		55,000

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 3.2%
SEI Daily Income Trust, Government Fund, Cl F
1.750%**†	211,031,839	$211,032

(Cost $211,032) ($ Thousands)		211,032

Total Investments in Securities — 109.8% (Cost $7,291,601) ($ Thousands)		$7,259,889

	Contracts

PURCHASED OPTIONS* — 0.0%

Total Purchased Options(F) (Cost $1,613) ($ Thousands)	7,506,510	$1,187

WRITTEN OPTIONS* — 0.0%

Total Written Options(F) (Premiums Received $1,419) ($ Thousands)	(3,183)	$(1,289)

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	47

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Core Fixed Income Fund (Continued)

A list of exchange traded option contracts held by the Fund at August 31, 2018, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED OPTIONS — 0.0%

Put Options
October 2018, U.S. 10 Year Future Option*	1,314	$158,029	$119.25	09/22/18	$103
October 2018, U.S. Bond Future Option*	1,314	189,504	142.50	09/22/18	329

		347,533			432

Call Options
October 2018, U.S. 5 Year Future Option*	541	61,349	113.75	09/22/18	67
October 2018, U.S. 10 Year Future Option*	1,314	158,029	121.25	09/22/18	144
October 2018, U.S. Bond Future Option*	348	50,188	145.00	09/22/18	185
October 2018, U.S. Bond Future Option*	1,314	189,503	146.50	09/22/18	267
October 2018, U.S. Bond Future Option*	365	52,640	147.00	09/22/18	51

		511,709			714

Total Purchased Options		$859,242			$1,146

WRITTEN OPTIONS — 0.0%

Put Options
October 2018, U.S. 10 Year Future Option*	(438)	$(52,676)	120.25	09/22/18	$(164)
October 2018, U.S. Bond Future Option*	(438)	(63,168)	144.50	09/22/18	(445)

		(115,844)			(609)

Call Options
November 2018, U.S. 5 Year Future Option*	(1,083)	(122,811)	115.00	10/20/18	(68)
October 2018, U.S. 10 Year Future Option*	(438)	(52,676)	120.25	09/22/18	(171)
October 2018, U.S. Bond Future Option*	(438)	(63,168)	144.50	09/22/18	(322)
November 2018, U.S. Bond Future Option*	(348)	(50,188)	148.00	10/20/18	(119)

		(288,843)			(680)

Total Written Options		$(404,687)			$(1,289)

48	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Core Fixed Income Fund (Continued)

A list of over the counter option contracts held by the Fund at August 31, 2018, is as follows:

Description	Counterparty	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED OPTION — 0.0%

Put Options
OTC USD PUT/CAD CAL 1.291*	Citigroup	7,500,000	$ 9,780	$1.29	10/20/18	$41

Total Purchased Options			$ 9,780			$41

A list of the open futures contracts held by the Fund at August 31, 2018, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
90-Day Euro$	2,558	Dec-2019	$621,141	$ 620,603	$(538)
90-Day Euro$	(350)	Dec-2018	(85,721)	(85,212)	509
90-Day Euro$	(954)	Sep-2018	(232,894)	(232,883)	11
90-Day Euro$	877	Jun-2020	213,491	212,793	(698)
90-Day Euro$	(342)	Mar-2019	(83,576)	(83,140)	436
90-Day Euro$	112	Mar-2021	27,282	27,182	(100)
Euro	(40)	Sep-2018	(5,928)	(5,804)	124
Euro-Bob	(317)	Sep-2018	(48,760)	(48,777)	(263)
Euro-Bund	(372)	Dec-2018	(69,560)	(69,589)	(305)
U.S. 2-Year Treasury Note	(95)	Dec-2018	(20,076)	(20,079)	(3)
U.S. 2-Year Treasury Note	1,095	Dec-2018	231,517	231,439	(78)
U.S. 5-Year Treasury Note	(1,339)	Dec-2018	(151,811)	(151,841)	(30)
U.S. 5-Year Treasury Note	2,472	Dec-2018	280,102	280,321	219
U.S. 10-Year Treasury Note	1,816	Dec-2018	218,788	218,402	(386)
U.S. 10-Year Treasury Note	770	Dec-2018	92,582	92,605	23
U.S. Long Treasury Bond	(452)	Dec-2018	(65,359)	(65,187)	172
U.S. Long Treasury Bond	(1,685)	Dec-2018	(242,824)	(243,008)	(184)
U.S. Ultra Long Treasury Bond	1,221	Dec-2018	195,394	194,521	(874)
U.S. Ultra Long Treasury Bond	(584)	Dec-2018	(93,636)	(93,039)	597
Ultra 10-Year U.S. Treasury Note	16	Dec-2018	2,045	2,049	4
Ultra 10-Year U.S. Treasury Note	(238)	Dec-2018	(30,534)	(30,475)	59

			$751,664	$ 750,881	$(1,305)

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	49

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Core Fixed Income Fund (Continued)

A list of the open forward foreign currency contracts held by the Fund at August 31, 2018, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	10/18/18	GBP	1,568	USD	2,081	$39
Citigroup	10/18/18	USD	838	EUR	720	3
Citigroup	10/18/18	USD	2,542	EUR	2,162	(17)
Citigroup	10/18/18	USD	3,472	BRL	13,760	(148)
Citigroup	10/18/18	USD	7,316	JPY	817,485	83
Citigroup	10/18/18	CNH	9,709	USD	1,459	40
Citigroup	10/18/18	AUD	10,086	USD	7,525	232
Citigroup	10/18/18	EUR	9,942	USD	11,719	110
Citigroup	10/18/18	EUR	890	USD	1,029	(11)
Goldman Sachs	10/15/18	JPY	2,000,000	USD	17,850	(248)
Goldman Sachs	10/18/18	EUR	150	USD	172	(3)

						$80

A list of the open centrally cleared swap agreements held by the Fund at August 31, 2018, is as follows:

				Credit Default Swap
Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
MARKIT CDX.NA.IG.30	Sell	1.00%	Quarterly	06/20/2023	(143,530)	$2,519	$2,379	$140

						$2,519	$2,379	$140

			Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
3-MONTH USD - LIBOR	2.25%	Semi-Annual	05/31/2022	USD	35,802	$(791)	$56	$(847)
3M USD LIBOR	2.85%	Semi-Annual	08/31/2022	USD	193,975	(155)	(386)	231
3M USD LIBOR	3M USD FEDL01	Quarterly	09/19/2023	USD	205,814	448	–	448
2.95%	3-MONTH USD - LIBOR	Quarterly	11/15/2043	USD	7,162	76	(46)	122

						$(422)	$(376)	$(46)

Percentages are based on Net Assets of $6,610,227 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of August 31, 2018.

†	Investment in Affiliated Security.

(A)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2018, the value of these securities amounted to $994,887 ($ Thousands), representing 15.05% of the Net Assets of the Fund.

(D)	Security is in default on interest payment.

(E)	Tri-Party Repurchase Agreement.

(F)	Refer to table below for details on Options Contracts.

ABS — Asset-Backed Security

ARM — Adjustable Rate Mortgage

AUD — Australian Dollar

BRL — Brazilian Real

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

CNH — Chinese Yuan Offshore

DN— Discount Note

EUR — Euro

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Financing Corporation

FNMA — Federal National Mortgage Association

FREMF— Freddie Mac Multi-Family

GBP — British Pound Sterling

GNMA — Government National Mortgage Association

GO — General Obligation

ICE— Intercontinental Exchange

IO — Interest Only — face amount represents notional amount.

50	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Core Fixed Income Fund (Continued)

JPY — Japanese Yen

JSC — Joint-Stock Company

LIMEAN— London Interbank Mean Rate

LLC — Limited Liability Company

LP — Limited Partnership

L.P. — Limited Partnership

MTN — Medium Term Note

NCUA — National Credit Union Association

PLC — Public Limited Company

PO — Principal Only

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

TBA — To Be Announced

USD — United States Dollar

USD — U.S. Dollar

VAR — Variable Rate

The following is a list of the level of inputs used as of August 31, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$–	$2,045,174	$–	$2,045,174
Corporate Obligations	–	1,986,017	–	1,986,017
U.S. Treasury Obligations	–	1,669,856	–	1,669,856
Asset-Backed Securities	–	623,606	–	623,606
U.S. Government Agency Obligations	–	461,108	–	461,108
Sovereign Debt	–	109,880	–	109,880
Commercial Paper	–	60,436	–	60,436
Municipal Bonds	–	37,751	–	37,751
Loan Participation	–	29	–	29
Repurchase Agreement	–	55,000	–	55,000
Cash Equivalent	211,032	–	–	211,032

Total Investments in Securities	$211,032	$7,048,857	$–	$7,259,889

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$1,187	$–	$–	$1,187
Written Options	(1,289)	–	–	(1,289)
Futures Contracts *
Unrealized Appreciation	2,154	–	–	2,154
Unrealized Depreciation	(3,459)	–	–	(3,459)
Forwards Contracts *
Unrealized Appreciation	–	507	–	507
Unrealized Depreciation	–	(427)	–	(427)
Centrally Cleared Swaps
Credit Default Swaps *
Unrealized Appreciation	–	140	–	140
Interest Rate Swaps *
Unrealized Appreciation	–	801	–	801
Unrealized Depreciation	–	(847)	–	(847)

Total Other Financial Instruments	$(1,407)	$174	$–	$(1,233)

* Futures contracts, forward contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended August 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2018 , there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “–” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	51

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Core Fixed Income Fund (Continued)

Credit Default Swaps

The Fund enters into credit default swaps to simulate long and short bond positions that are either unavailable or considered to be less attractively priced in the bond market. The Fund uses these swaps to reduce risk where the Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event occurs, the seller typically must pay the contingent payment to the buyer, which is typically the par value (full notional value) of the reference obligation, though the actual payment may be mitigated by terms of the International Swaps and Derivative Agreement (“ISDA”), allowing for netting arrangements and collateral. After a credit event occurs, this amount may be reduced by anticipated recovery rates, segregated collateral and netting arrangements that may incorporate multiple transactions with a given counterparty.

The contingent payment may be a cash settlement or a physical delivery of the reference obligation in return for payment of the face amount of the obligation. If the Fund is a buyer and no credit event occurs, the Fund may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, the Buyer receives a fixed rate of income throughout the term of the contract, which typically is between one month and five years, provided that no credit event occurs. If a credit event occurs, the seller may pay the buyer the full notional value of the reference obligation. As of August 31, 2018, the Fund is the seller (“providing protection”) on a total notional amount of $143.5 million. The notional amounts of the swaps are not recorded in the financial statements; however the notional amount does approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event were to occur. Those credit default swaps for which the Fund is providing protection at balance sheet date are summarized as follows:

CORE FIXED INCOME FUND WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CDS		CDS ON AN INDEX

REFERENCE ASSET	CORP US$	SOVERIGN US$	ABS US$	CORP US$	Total
Fair value of written credit derivatives	$–	$–	$–	$2,519,462	$2,519,462
Maximum potential amount of future payments	–	–	–	143,530,000	143,530,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)1	–	–	–	–	–
Collateral held by the Fund can obtain upon occurrence of triggering event	–	–	–	–	–

1 Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM

CORE FIXED INCOME FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points) 0-100	$–	$–	$–	$143,530,000	$–	$143,530,000
101-200	–	–	–	–	–	–
> than 200	–	–	–	–	–	–
Total	$–	$–	$–	$143,530,000	$–	$143,530,000

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

The following is a summary of the transactions with affiliates for the period ended August 31, 2018 ($ Thousands):

Security Description	Value 5/31/2018	Purchases at Cost	Proceeds from Sales	Value 8/31/2018	Dividend Income
SEI Daily Income Trust, Government Fund, CI F	$189,983	$1,181,177	$(1,160,128)	$211,032	$908

52	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

High Yield Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 73.2%
Consumer Discretionary — 16.8%
1011778 BC ULC / New Red Finance
5.000%, 10/15/2025 (A)	$7,180	$6,929
4.250%, 05/15/2024 (A)	3,590	3,428
Adelphia Communications (Escrow Security)
10.250%, 06/15/2011 (B)(C)	125	1
7.875%, 01/15/2009 (B)(C)	250	–
7.750%, 05/01/2009 (B)(C)	75	–
Adelphia Communications (Escrow Security), Ser B
9.500%, 02/15/2004 (B)(C)	25	–
Adient Global Holdings, Ltd.
4.875%, 08/15/2026 (A)	4,098	3,688
Altice Financing
7.500%, 05/15/2026 (A)	9,930	9,483
6.625%, 02/15/2023 (A)	660	664
Altice Finco
8.125%, 01/15/2024 (A)	720	725
Altice Luxembourg
7.750%, 05/15/2022 (A)	7,357	7,090
7.625%, 02/15/2025 (A)	9,799	9,057
Altice US Finance I
5.500%, 05/15/2026 (A)	2,400	2,358
5.375%, 07/15/2023 (A)	2,683	2,700
AMC Entertainment Holdings
5.875%, 02/15/2022	55	56
5.875%, 11/15/2026	205	200
5.750%, 06/15/2025	720	699
AMC Networks
5.000%, 04/01/2024	2,690	2,646
4.750%, 08/01/2025	5,505	5,313
American Axle & Manufacturing
6.625%, 10/15/2022	582	597
6.500%, 04/01/2027	765	757
6.250%, 04/01/2025	715	712
6.250%, 03/15/2026	780	769
American Tire Distributors
10.250%, 03/01/2022 (A)(C)	360	126
Aramark Services
5.000%, 02/01/2028 (A)	4,015	3,930
4.750%, 06/01/2026	1,400	1,379
Aventine (Escrow Security)
0.000%, 10/15/2049 (B)(C)(D)(E)	2,600	–
Belo
7.750%, 06/01/2027	2,025	2,167
Bon-Ton Department Stores
8.000%, 06/15/2021 (C)	7,460	1,268
Boyd Gaming
6.875%, 05/15/2023	520	547
6.000%, 08/15/2026	530	534
Boyne USA
7.250%, 05/01/2025 (A)	235	249

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Cablevision Systems
5.875%, 09/15/2022	$4,497	$4,576
Caesars Resort Collection
5.250%, 10/15/2025 (A)	2,450	2,343
CBS Radio
7.250%, 11/01/2024 (A)	3,205	3,069
CCM Merger
6.000%, 03/15/2022 (A)	1,225	1,243
CCO Holdings
5.875%, 04/01/2024 (A)	3,211	3,275
5.750%, 02/15/2026 (A)	4,420	4,420
5.500%, 05/01/2026 (A)	2,480	2,449
5.375%, 05/01/2025 (A)	3,535	3,513
5.125%, 05/01/2027 (A)	7,492	7,146
5.000%, 02/01/2028 (A)	10,205	9,557
Cedar Fair
5.375%, 06/01/2024	1,170	1,171
Cengage Learning
9.500%, 06/15/2024 (A)	6,995	6,020
Cequel Communications Holdings I
7.750%, 07/15/2025 (A)	6,450	6,861
Churchill Downs
4.750%, 01/15/2028 (A)	968	911
Cinemark USA
4.875%, 06/01/2023	1,300	1,284
Claire’s Stores
9.000%, 03/15/2019 (A)(C)	1,480	951
Clear Channel Worldwide Holdings
7.625%, 03/15/2020	6,430	6,451
6.500%, 11/15/2022	5,050	5,160
Constellation Merger Sub
8.500%, 09/15/2025 (A)	870	822
Cooper-Standard Automotive
5.625%, 11/15/2026 (A)	840	827
CSC Holdings
10.875%, 10/15/2025 (A)	2,373	2,762
10.125%, 01/15/2023 (A)	505	553
6.750%, 11/15/2021	1,000	1,060
6.625%, 10/15/2025 (A)	400	415
5.500%, 04/15/2027 (A)	2,244	2,185
5.250%, 06/01/2024	4,073	3,951
Dana
6.000%, 09/15/2023	1,270	1,310
Dana Financing Luxembourg Sarl
6.500%, 06/01/2026 (A)	965	990
Delphi Technologies
5.000%, 10/01/2025 (A)	6,578	6,213
Diamond Resorts International
10.750%, 09/01/2024 (A)	3,375	3,518
DISH DBS
7.750%, 07/01/2026	6,350	5,731
6.750%, 06/01/2021	1,544	1,567

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.875%, 07/15/2022	$2,045	$1,963
5.875%, 11/15/2024	17,136	14,908
5.125%, 05/01/2020	665	669
5.000%, 03/15/2023	5,455	4,855
Eagle Intermediate Global Holding BV
7.500%, 05/01/2025 (A)	1,011	1,008
Enterprise Development Authority
12.000%, 07/15/2024 (A)	4,195	4,074
ESH Hospitality
5.250%, 05/01/2025 (A)	7,174	6,950
EW Scripps
5.125%, 05/15/2025 (A)	2,791	2,665
Fiat Chrysler Automobiles
5.250%, 04/15/2023	630	640
Fontainebleau Las Vegas
10.250%, 06/15/2015 (A)(B)(C)	3,481	–
Ford Motor Credit LLC
4.687%, 06/09/2025	950	928
Golden Nugget
8.750%, 10/01/2025 (A)	5,000	5,275
6.750%, 10/15/2024 (A)	2,030	2,063
Goodyear Tire & Rubber
5.125%, 11/15/2023	1,863	1,859
5.000%, 05/31/2026	485	455
Gray Television
5.125%, 10/15/2024 (A)	4,690	4,596
Group 1 Automotive
5.000%, 06/01/2022	3,066	3,035
Guitar Center
13.000% cash/8.000% PIK, 04/15/2022 (A)	12,441	9,828
Guitar Center Escrow Issuer
9.500%, 10/15/2021 (A)	2,150	2,086
Hanesbrands
4.875%, 05/15/2026 (A)	2,672	2,572
4.625%, 05/15/2024 (A)	455	443
HD Supply
5.750%, 7.00%, 04/15/2019, 04/15/2024 (A)(F)	395	415
Hillman Group
6.375%, 07/15/2022 (A)	6,150	5,843
Hilton Domestic Operating
5.125%, 05/01/2026 (A)	1,110	1,111
4.250%, 09/01/2024	110	107
Hilton Worldwide Finance
4.875%, 04/01/2027	1,700	1,672
4.625%, 04/01/2025	400	395
iHeartCommunications
14.000% cash/14.000% PIK, 02/01/2021 (C)	10,850	1,370
10.625%, 03/15/2023 (C)	1,305	966
9.000%, 12/15/2019 (C)	5,581	4,116

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
9.000%, 03/01/2021 (C)	$2,575	$1,905
9.000%, 09/15/2022 (C)	3,846	2,846
iHeartCommunications (Escrow Security)
12.000%, 08/01/2021 (B)	4,917	–
IHO Verwaltungs GmbH
4.500% cash/5.250% PIK, 09/15/2023 (A)	380	369
Inn of the Mountain Gods Resort & Casino
9.250%, 11/30/2020	4,458	4,257
International Game Technology
6.500%, 02/15/2025 (A)	1,720	1,806
6.250%, 02/15/2022 (A)	2,454	2,533
Interval Acquisition
5.625%, 04/15/2023	1,310	1,320
IRB Holding
6.750%, 02/15/2026 (A)	6,575	6,279
Jack Ohio Finance
6.750%, 11/15/2021 (A)	3,736	3,867
JC Penney
6.375%, 10/15/2036	920	437
KFC Holding
5.000%, 06/01/2024 (A)	2,797	2,790
4.750%, 06/01/2027 (A)	2,100	2,000
L Brands
6.875%, 11/01/2035	439	366
6.750%, 07/01/2036	1,770	1,442
5.250%, 02/01/2028	3,369	2,897
Lee Enterprises
9.500%, 03/15/2022 (A)	2,390	2,484
LHMC Finco Sarl
7.875%, 12/20/2023 (A)	2,630	2,642
Liberty Interactive
8.250%, 02/01/2030	2,725	2,902
Lithia Motors
5.250%, 08/01/2025 (A)	322	309
Live Nation Entertainment
4.875%, 11/01/2024 (A)	220	216
M/I Homes
5.625%, 08/01/2025	6,495	6,089
Marriott Ownership Resorts
6.500%, 09/15/2026 (A)	2,175	2,218
Mattamy Group
6.500%, 10/01/2025 (A)	2,080	2,049
Mattel
6.750%, 12/31/2025 (A)	7,634	7,477
McClatchy
9.000%, 07/15/2026 (A)	3,340	3,424
Men’s Wearhouse
7.000%, 07/01/2022	3,621	3,721
Meredith
6.875%, 02/01/2026 (A)	1,173	1,188

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Merlin Entertainments
5.750%, 06/15/2026 (A)	$425	$432
MGM Resorts International
7.750%, 03/15/2022	2,930	3,219
6.000%, 03/15/2023	2,485	2,580
5.750%, 06/15/2025	2,471	2,488
4.625%, 09/01/2026	2,819	2,657
Millennium (Escrow Security)
7.625%, 11/15/2026 (B)(C)	200	–
Mohegan Gaming & Entertainment
7.875%, 10/15/2024 (A)	565	524
Monitronics International
9.125%, 04/01/2020	9,630	7,030
Neiman Marcus Group
8.750% cash/9.500% PIK, 10/15/2021 (A)	2,698	1,842
8.000%, 10/15/2021 (A)	750	508
Netflix
5.875%, 11/15/2028 (A)	948	950
4.875%, 04/15/2028 (A)	2,590	2,454
4.375%, 11/15/2026	2,186	2,060
New Albertsons
8.700%, 05/01/2030	2,724	2,390
8.000%, 05/01/2031	8,329	7,059
7.750%, 06/15/2026	375	326
7.450%, 08/01/2029	5,265	4,423
Nexstar Broadcasting
6.125%, 02/15/2022 (A)	280	285
5.625%, 08/01/2024 (A)	3,600	3,537
Party City Holdings
6.625%, 08/01/2026 (A)	2,585	2,604
PetSmart
8.875%, 06/01/2025 (A)	770	520
7.125%, 03/15/2023 (A)	2,130	1,432
5.875%, 06/01/2025 (A)	1,518	1,232
PF Chang’s China Bistro
10.250%, 06/30/2020 (A)	2,805	2,693
PulteGroup
5.000%, 01/15/2027	1,452	1,383
Quebecor Media
5.750%, 01/15/2023	1,765	1,827
QVC
4.450%, 02/15/2025	2,048	1,967
Rivers Pittsburgh Borrower
6.125%, 08/15/2021 (A)	3,820	3,820
Sally Holdings
5.625%, 12/01/2025	1,454	1,334
Schaeffler Finance
4.750%, 05/15/2023 (A)	865	874
Scientific Games International
5.000%, 10/15/2025 (A)	2,868	2,725

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Service International
7.500%, 04/01/2027	$2,070	$2,308
ServiceMaster
5.125%, 11/15/2024 (A)	1,197	1,176
Silversea Cruise Finance
7.250%, 02/01/2025 (A)	3,365	3,655
Sinclair Television Group
6.125%, 10/01/2022	720	738
5.875%, 03/15/2026 (A)	365	361
5.625%, 08/01/2024 (A)	4,400	4,334
5.125%, 02/15/2027 (A)	3,641	3,368
Sirius XM Radio
6.000%, 07/15/2024 (A)	2,455	2,551
5.375%, 04/15/2025 (A)	5,395	5,476
5.375%, 07/15/2026 (A)	2,875	2,868
5.000%, 08/01/2027 (A)	4,475	4,324
Six Flags Entertainment
5.500%, 04/15/2027 (A)	2,995	2,973
4.875%, 07/31/2024 (A)	5,855	5,752
Staples
8.500%, 09/15/2025 (A)	3,162	2,988
Stars Group Holdings BV
7.000%, 07/15/2026 (A)	7,874	8,189
Station Casinos
5.000%, 10/01/2025 (A)	7,195	6,952
Sugarhouse HSP Gaming Prop Mezz
5.875%, 05/15/2025 (A)	6,670	6,228
Taylor Morrison Communities
5.625%, 03/01/2024 (A)	2,460	2,417
Tempur Sealy International
5.625%, 10/15/2023	840	840
5.500%, 06/15/2026	825	804
Tenneco
5.375%, 12/15/2024	415	389
5.000%, 07/15/2026	485	430
Townsquare Media
6.500%, 04/01/2023 (A)	1,434	1,344
Tribune Media
5.875%, 07/15/2022	5,665	5,750
Univision Communications
5.125%, 02/15/2025 (A)	6,377	5,851
Viking Cruises
6.250%, 05/15/2025 (A)	765	772
5.875%, 09/15/2027 (A)	2,870	2,820
Vista Outdoor
5.875%, 10/01/2023	1,970	1,931
Weight Watchers International
8.625%, 12/01/2025 (A)	2,285	2,474
Williams Scotsman International
6.875%, 08/15/2023 (A)	2,655	2,632
Wyndham Destinations
5.100%, 10/01/2025	971	983

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.250%, 03/01/2022	$1,650	$1,588
Wynn Las Vegas
5.500%, 03/01/2025 (A)	1,945	1,924
Yum! Brands
6.875%, 11/15/2037	3,470	3,427
5.350%, 11/01/2043	180	155

		495,023

Consumer Staples — 4.3%
AHP Health Partners
9.750%, 07/15/2026 (A)	1,748	1,831
Albertsons
5.750%, 03/15/2025	2,166	1,960
Ashtead Capital
5.625%, 10/01/2024 (A)	280	291
4.375%, 08/15/2027 (A)	385	371
Avantor
9.000%, 10/01/2025 (A)	2,045	2,109
6.000%, 10/01/2024 (A)	2,333	2,368
Avon International Operations
7.875%, 08/15/2022 (A)	4,512	4,585
B&G Foods
5.250%, 04/01/2025	5,040	4,895
Bausch Health
9.250%, 04/01/2026 (A)	10,084	10,697
9.000%, 12/15/2025 (A)	2,223	2,351
8.500%, 01/31/2027 (A)	3,547	3,644
Centene
5.375%, 06/01/2026 (A)	2,919	3,013
Central Garden & Pet
6.125%, 11/15/2023	745	768
5.125%, 02/01/2028	1,515	1,426
Clearwater Seafoods
6.875%, 05/01/2025 (A)	2,911	2,809
Cott Holdings
5.500%, 04/01/2025 (A)	1,445	1,415
Coty
6.500%, 04/15/2026 (A)	1,270	1,195
DJO Finance
10.750%, 04/15/2020	1,818	1,814
Energizer Gamma Acquisition
6.375%, 07/15/2026 (A)	370	383
Energizer Holdings
5.500%, 06/15/2025 (A)	1,030	1,027
First Quality Finance
5.000%, 07/01/2025 (A)	2,063	1,934
Flexi-Van Leasing
10.000%, 02/15/2023 (A)	530	461
Garda World Security
8.750%, 05/15/2025 (A)	2,650	2,610
Global A&T Electronics
8.500%, 01/12/2023	6,132	5,954

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Hadrian Merger Sub
8.500%, 05/01/2026 (A)	$2,450	$2,321
Herc Rentals
7.750%, 06/01/2024 (A)	1,095	1,181
7.500%, 06/01/2022 (A)	132	138
High Ridge Brands
8.875%, 03/15/2025 (A)	735	345
HLF Financing Sarl LLC
7.250%, 08/15/2026 (A)	2,600	2,637
HRG Group
7.750%, 01/15/2022	695	714
KeHE Distributors
7.625%, 08/15/2021 (A)	1,900	1,864
Kronos Acquisition Holdings
9.000%, 08/15/2023 (A)	955	874
NVA Holdings
6.875%, 04/01/2026 (A)	2,587	2,571
One Call
10.000%, 10/01/2024 (A)	2,192	1,863
7.500%, 07/01/2024 (A)	288	284
Ortho-Clinical Diagnostics
6.625%, 05/15/2022 (A)	3,975	3,901
Pilgrim’s Pride
5.875%, 09/30/2027 (A)	4,945	4,698
Polaris Intermediate
8.500% cash/9.250% PIK, 12/01/2022 (A)	2,525	2,607
Post Holdings
5.750%, 03/01/2027 (A)	1,792	1,770
5.625%, 01/15/2028 (A)	2,100	2,029
5.500%, 03/01/2025 (A)	1,050	1,047
5.000%, 08/15/2026 (A)	4,582	4,399
Quorum Health
11.625%, 04/15/2023	1,560	1,552
Rite Aid
7.700%, 02/15/2027	5,095	3,974
6.875%, 12/15/2028 (A)	1,425	997
6.125%, 04/01/2023 (A)	5,295	4,751
Sigma Holdco BV
7.875%, 05/15/2026 (A)	4,790	4,539
Simmons Foods
7.750%, 01/15/2024 (A)	4,555	4,680
5.750%, 11/01/2024 (A)	5,610	4,460
Sotera Health Holdings LLC
6.500%, 05/15/2023 (A)	326	336
Spectrum Brands
6.625%, 11/15/2022	1,115	1,147
6.125%, 12/15/2024	1,930	1,973
5.750%, 07/15/2025	255	258
Surgery Center Holdings
6.750%, 07/01/2025 (A)	727	702

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
TreeHouse Foods
6.000%, 02/15/2024 (A)	$1,185	$1,200

		125,723

Energy — 10.6%
Alta Mesa Holdings
7.875%, 12/15/2024	3,071	3,013
Andeavor Logistics
6.375%, 05/01/2024	465	493
6.250%, 10/15/2022	132	137
Antero Midstream Partners
5.375%, 09/15/2024	525	529
Antero Resources
5.625%, 06/01/2023	500	515
5.125%, 12/01/2022	415	419
5.000%, 03/01/2025	2,448	2,466
Blue Racer Midstream LLC
6.125%, 11/15/2022 (A)	10,040	10,241
Bruin E&P Partners LLC
8.875%, 08/01/2023 (A)	2,657	2,753
Calfrac Holdings
8.500%, 06/15/2026 (A)	4,009	3,819
California Resources
8.000%, 12/15/2022 (A)	6,073	5,443
Calumet Specialty Products Partners
6.500%, 04/15/2021	5,541	5,458
Carrizo Oil & Gas
8.250%, 07/15/2025	2,272	2,437
7.500%, 09/15/2020	85	85
6.250%, 04/15/2023	445	455
Chaparral Energy
8.750%, 07/15/2023 (A)	2,500	2,488
Cheniere Corpus Christi Holdings
5.875%, 03/31/2025	2,300	2,444
5.125%, 06/30/2027	5,836	5,938
Chesapeake Energy
8.000%, 12/15/2022 (A)	905	951
8.000%, 01/15/2025	5,680	5,801
8.000%, 06/15/2027	4,505	4,561
CNX Midstream Partners
6.500%, 03/15/2026 (A)	4,445	4,412
Continental Resources
5.000%, 09/15/2022	32	32
Covey Park Energy
7.500%, 05/15/2025 (A)	595	606
Crestwood Midstream Partners
6.250%, 04/01/2023	555	572
5.750%, 04/01/2025	2,680	2,737
DCP Midstream Operating
8.125%, 08/16/2030	2,360	2,839
5.375%, 07/15/2025	268	275

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Delek Logistics Partners
6.750%, 05/15/2025	$1,462	$1,462
Denbury Resources
9.250%, 03/31/2022 (A)	864	923
9.000%, 05/15/2021 (A)	3,225	3,467
7.500%, 02/15/2024 (A)	2,487	2,528
Diamond Offshore Drilling
7.875%, 08/15/2025	1,439	1,468
Diamondback Energy
5.375%, 05/31/2025 (A)	445	454
Endeavor Energy Resources
5.500%, 01/30/2026 (A)	736	734
EnLink Midstream Partners
4.850%, 07/15/2026	140	136
4.400%, 04/01/2024	1,065	1,038
Ensco
8.000%, 01/31/2024	1,700	1,687
7.750%, 02/01/2026	2,700	2,579
5.750%, 10/01/2044	3,105	2,259
EP Energy
9.375%, 05/01/2020	1,728	1,693
9.375%, 05/01/2024 (A)	2,109	1,661
8.000%, 11/29/2024 (A)	685	687
8.000%, 02/15/2025 (A)	1,159	837
7.750%, 05/15/2026 (A)	6,725	6,876
6.375%, 06/15/2023	1,185	747
Exterran Energy Solutions
8.125%, 05/01/2025	867	910
Extraction Oil & Gas
7.375%, 05/15/2024 (A)	1,434	1,459
5.625%, 02/01/2026 (A)	7,550	7,069
FTS International
6.250%, 05/01/2022	8,605	8,444
Genesis Energy
6.500%, 10/01/2025	1,436	1,389
Great Western Petroleum
9.000%, 09/30/2021 (A)	658	676
Gulfport Energy
6.375%, 05/15/2025	250	248
6.375%, 01/15/2026	1,350	1,316
6.000%, 10/15/2024	250	247
Halcon Resources
6.750%, 02/15/2025	7,430	6,938
Hess Infrastructure Partners
5.625%, 02/15/2026 (A)	415	418
IronGate Energy Services
11.000%, 07/01/2018 (A)(C)	500	184
Jagged Peak Energy
5.875%, 05/01/2026 (A)	380	374
Jupiter Resources
8.500%, 10/01/2022 (A)	6,610	3,322

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
KCA Deutag UK Finance	$4,275	$4,264
9.875%, 04/01/2022 (A)
Magnolia Oil & Gas Operating LLC
6.000%, 08/01/2026 (A)	2,935	2,942
McDermott Technology Americas
10.625%, 05/01/2024 (A)	3,087	3,285
MEG Energy
7.000%, 03/31/2024 (A)	8,106	7,356
6.500%, 01/15/2025 (A)	870	866
6.375%, 01/30/2023 (A)	2,832	2,570
Midstates Petroleum
10.750%, 10/01/2020 (C)	3,459	–
10.000%, 06/01/2020 (C)	1,250	–
9.250%, 06/01/2021 (C)	485	–
MPLX
5.500%, 02/15/2023	970	992
4.875%, 12/01/2024	355	369
Murphy Oil
6.875%, 08/15/2024	600	634
5.750%, 08/15/2025	1,567	1,571
Murray Energy
12.000% cash/3.000% PIK, 04/15/2024	3,535	2,528
11.250%, 04/15/2021 (A)	365	259
Nabors Industries
5.750%, 02/01/2025 (A)	2,125	2,044
NGL Energy Partners
7.500%, 11/01/2023	3,544	3,624
6.125%, 03/01/2025	880	829
NGPL PipeCo
4.875%, 08/15/2027 (A)	170	171
4.375%, 08/15/2022 (A)	690	695
Noble Holding International
7.750%, 01/15/2024	6,846	6,692
4.625%, 03/01/2021	1,549	1,503
NuStar Logistics
5.625%, 04/28/2027	3,639	3,625
Oasis Petroleum
6.875%, 03/15/2022	615	626
6.875%, 01/15/2023	1,300	1,328
6.250%, 05/01/2026 (A)	550	560
Parker Drilling
6.750%, 07/15/2022	6,370	5,032
Parsley Energy
5.375%, 01/15/2025 (A)	3,615	3,642
5.250%, 08/15/2025 (A)	2,210	2,193
PBF Holding
7.000%, 11/15/2023	1,073	1,121
Peabody Energy
6.375%, 03/31/2025 (A)	7,392	7,494
Precision Drilling
7.750%, 12/15/2023	645	682

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
7.125%, 01/15/2026 (A)	$530	$545
6.500%, 12/15/2021	81	83
Pride International
7.875%, 08/15/2040	1,561	1,456
Range Resources
5.000%, 03/15/2023	40	39
4.875%, 05/15/2025	1,818	1,741
Rowan
7.375%, 06/15/2025	5,163	4,957
5.850%, 01/15/2044	5,070	3,714
5.400%, 12/01/2042	720	509
Sabine Pass Liquefaction
5.875%, 06/30/2026	320	346
5.625%, 04/15/2023	1,070	1,145
Sanchez Energy
7.250%, 02/15/2023 (A)	2,450	2,386
6.125%, 01/15/2023	2,685	1,516
SemGroup
5.625%, 07/15/2022	5,385	5,338
SESI LLC
7.750%, 09/15/2024	1,753	1,814
Seventy Seven Energy
6.500%, 07/15/2022 (C)	395	–
Seventy Seven Operating
6.625%, 11/15/2019 (B)(C)	2,787	–
Shelf Drilling Holdings
8.250%, 02/15/2025 (A)	758	777
SM Energy
6.625%, 01/15/2027	458	472
6.125%, 11/15/2022	520	535
5.625%, 06/01/2025	405	401
5.000%, 01/15/2024	2,328	2,258
Southwestern Energy
7.750%, 10/01/2027	1,333	1,410
7.500%, 04/01/2026	1,333	1,396
6.700%, 01/23/2025	4,805	4,811
4.100%, 03/15/2022	545	531
SRC Energy
6.250%, 12/01/2025	3,131	3,037
Summit Midstream Holdings
5.750%, 04/15/2025	5,518	5,325
5.500%, 08/15/2022	2,330	2,318
Sunoco
5.875%, 03/15/2028 (A)	2,791	2,672
Tallgrass Energy Partners
5.500%, 01/15/2028 (A)	1,110	1,121
Targa Resources Partners
6.750%, 03/15/2024	4,185	4,394
5.875%, 04/15/2026 (A)	1,885	1,932
5.250%, 05/01/2023	1,000	1,013
5.125%, 02/01/2025	250	251
5.000%, 01/15/2028 (A)	3,711	3,604

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.250%, 11/15/2023	$350	$340
4.125%, 11/15/2019	835	836
Transocean
9.000%, 07/15/2023 (A)	2,082	2,246
7.500%, 01/15/2026 (A)	635	647
7.500%, 04/15/2031	5,618	5,183
6.800%, 03/15/2038	130	107
Transocean Guardian
5.875%, 01/15/2024 (A)	2,080	2,090
Transocean Pontus
6.125%, 08/01/2025 (A)	214	218
Ultra Resources
7.125%, 04/15/2025 (A)	150	66
USA Compression Partners
6.875%, 04/01/2026 (A)	3,010	3,115
Vermilion Energy
5.625%, 03/15/2025 (A)	2,450	2,419
Weatherford International
9.875%, 02/15/2024	3,475	3,284
9.875%, 03/01/2039	880	834
7.750%, 06/15/2021	876	858
5.950%, 04/15/2042	3,645	2,561
5.125%, 09/15/2020	876	872
4.500%, 04/15/2022	1,559	1,356
Whiting Petroleum
6.625%, 01/15/2026	2,036	2,117
6.250%, 04/01/2023	4,358	4,489
5.750%, 03/15/2021	220	226
WildHorse Resource Development
6.875%, 02/01/2025 (A)	2,587	2,606
WPX Energy
8.250%, 08/01/2023	990	1,124
6.000%, 01/15/2022	157	162
5.750%, 06/01/2026	1,433	1,446
5.250%, 09/15/2024	3,266	3,290

		311,985

Financials — 4.4%
Acrisure
7.000%, 11/15/2025 (A)	11,352	10,898
Alliant Holdings Intermediate
8.250%, 08/01/2023 (A)	2,139	2,219
Ally Financial
5.750%, 11/20/2025	3,225	3,342
4.625%, 05/19/2022	1,250	1,258
4.625%, 03/30/2025	1,205	1,203
4.250%, 04/15/2021	355	356
4.125%, 03/30/2020	560	562
4.125%, 02/13/2022	580	577
3.750%, 11/18/2019	400	402
ASP AMC Merger Sub
8.000%, 05/15/2025 (A)	6,382	4,882

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
AssuredPartners
7.000%, 08/15/2025 (A)	$2,549	$2,498
BCD Acquisition
9.625%, 09/15/2023 (A)	3,360	3,553
CBL & Associates
5.250%, 12/01/2023	1,580	1,335
Citigroup
5.950%, VAR ICE LIBOR USD 3 Month+3.905%, 12/31/2049	85	87
5.875%, VAR ICE LIBOR USD 3 Month+4.059%, 12/29/2049	515	528
5.800%, VAR ICE LIBOR USD 3 Month+4.093%, 11/29/2049	480	491
City National Bank
9.000%, 08/12/2019 (B)	4,062	4,278
Credit Acceptance
7.375%, 03/15/2023	3,325	3,487
Credit Suisse Group
7.500%, VAR USD Swap Semi 30/360 5 Year Curr+4.598%, 12/31/2049 (A)	1,365	1,450
CTR Partnership
5.250%, 06/01/2025	3,760	3,666
Fidelity & Guaranty Life Holdings
5.500%, 05/01/2025 (A)	3,705	3,668
Freedom Mortgage
8.250%, 04/15/2025 (A)	3,580	3,468
8.125%, 11/15/2024 (A)	1,435	1,390
FS Energy & Power Fund
7.500%, 08/15/2023 (A)	3,465	3,546
Genworth Holdings
4.900%, 08/15/2023	1,368	1,228
HUB International
7.000%, 05/01/2026 (A)	6,813	6,769
Hunt
6.250%, 02/15/2026 (A)	1,767	1,652
Lloyds Banking Group
7.500%, VAR USD Swap Semi 30/360 5 Year Curr+4.760%, 12/01/2099	3,250	3,376
LPL Holdings
5.750%, 09/15/2025 (A)	5,786	5,656
MGIC Investment
5.750%, 08/15/2023	1,655	1,731
MGM Growth Properties Operating Partnership
5.625%, 05/01/2024	2,465	2,536
4.500%, 09/01/2026	4,501	4,287
4.500%, 01/15/2028	175	162
MSCI
5.750%, 08/15/2025 (A)	918	959
5.375%, 05/15/2027 (A)	535	550
5.250%, 11/15/2024 (A)	171	176

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Nationstar Mortgage Holdings
9.125%, 07/15/2026 (A)	$2,332	$2,428
8.125%, 07/15/2023 (A)	4,429	4,595
Navient
7.250%, 09/25/2023	992	1,047
Quicken Loans
5.250%, 01/15/2028 (A)	4,038	3,700
Royal Bank of Scotland Group
8.000%, VAR USD Swap Semi 30/360 5 Year Curr+5.720%, 12/29/2049	2,020	2,141
Springleaf Finance
7.125%, 03/15/2026	5,645	5,617
6.875%, 03/15/2025	1,845	1,846
6.125%, 05/15/2022	1,461	1,501
Travelport Corporate Finance
6.000%, 03/15/2026 (A)	1,813	1,845
Trident Merger Sub
6.625%, 11/01/2025 (A)	2,914	2,757
USIS Merger Sub
6.875%, 05/01/2025 (A)	5,432	5,405
VICI Properties 1
8.000%, 10/15/2023	1,792	1,980
WeWork
7.875%, 05/01/2025 (A)	6,085	5,896

		128,984

Health Care — 6.6%
21st Century Oncology
10.000% cash/12.000% PIK, 04/30/2023 (B)(G)	533	459
Acadia Healthcare
5.125%, 07/01/2022	2,387	2,399
Aurora Diagnostics Holdings
12.250%, 01/15/2020 (B)	8,502	7,673
Bausch Health
7.000%, 03/15/2024 (A)	885	934
6.500%, 03/15/2022 (A)	1,600	1,656
6.125%, 04/15/2025 (A)	6,070	5,645
5.875%, 05/15/2023 (A)	3,545	3,389
5.625%, 12/01/2021 (A)	2,790	2,762
5.500%, 03/01/2023 (A)	9,693	9,137
5.500%, 11/01/2025 (A)	580	578
BioScrip
8.875%, 02/15/2021	5,639	5,399
Centene
6.125%, 02/15/2024	710	747
4.750%, 01/15/2025	7,475	7,512
Charles River Laboratories International
5.500%, 04/01/2026 (A)	2,485	2,522
CHS
11.000%, 9.88%, 06/22/2019, 06/30/2023 (A)(F)	1,634	1,467

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
8.625%, 01/15/2024 (A)	$5,110	$5,327
6.250%, 03/31/2023	3,632	3,450
DaVita
5.000%, 05/01/2025	2,653	2,514
DJO Finco
8.125%, 06/15/2021 (A)	8,031	8,294
Elanco Animal Health
4.900%, 08/28/2028 (A)	345	347
4.272%, 08/28/2023 (A)	345	347
Encompass Health
5.750%, 11/01/2024	760	769
5.750%, 09/15/2025	931	938
Endo Finance
6.000%, 07/15/2023 (A)	1,145	985
5.875%, 10/15/2024 (A)	230	230
5.750%, 01/15/2022 (A)	1,738	1,607
Envision Healthcare
6.250%, 12/01/2024 (A)	742	792
5.625%, 07/15/2022	4,661	4,778
HCA
7.500%, 02/15/2022	1,980	2,173
5.875%, 05/01/2023	2,675	2,809
5.875%, 02/15/2026	5,655	5,846
5.375%, 02/01/2025	21,150	21,391
5.250%, 04/15/2025	2,300	2,372
5.250%, 06/15/2026	2,325	2,395
Hill-Rom Holdings
5.750%, 09/01/2023 (A)	4,120	4,244
5.000%, 02/15/2025 (A)	1,310	1,274
Hologic
4.625%, 02/01/2028 (A)	1,157	1,085
4.375%, 10/15/2025 (A)	605	582
inVentiv Group Holdings
7.500%, 10/01/2024 (A)	763	807
IQVIA
4.875%, 05/15/2023 (A)	2,390	2,396
Kinetic Concepts
7.875%, 02/15/2021 (A)	1,240	1,282
Mallinckrodt International Finance
5.750%, 08/01/2022 (A)	285	266
5.625%, 10/15/2023 (A)	725	646
5.500%, 04/15/2025 (A)	595	508
4.875%, 04/15/2020 (A)	3,743	3,729
Molina Healthcare
5.375%, 11/15/2022	5,163	5,266
4.875%, 06/15/2025 (A)	7,009	6,922
MPH Acquisition Holdings
7.125%, 06/01/2024 (A)	4,224	4,372
Prestige Brands
6.375%, 03/01/2024 (A)	370	373
RegionalCare Hospital Partners Holdings
8.250%, 05/01/2023 (A)	5,537	5,883

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Tenet Healthcare
8.125%, 04/01/2022	$2,275	$2,403
7.500%, 01/01/2022 (A)	405	424
7.000%, 08/01/2025	6,953	6,940
6.750%, 06/15/2023	7,035	7,035
5.125%, 05/01/2025	2,752	2,731
4.625%, 07/15/2024	3,954	3,873
4.500%, 04/01/2021	2,050	2,048
WellCare Health Plans
5.375%, 08/15/2026 (A)	1,313	1,353
5.250%, 04/01/2025	7,038	7,196

		193,281

Industrials — 7.8%
ACCO Brands
5.250%, 12/15/2024 (A)	490	488
Actuant
5.625%, 06/15/2022	4,174	4,257
ADT
3.500%, 07/15/2022	720	681
AECOM
5.875%, 10/15/2024	285	304
5.125%, 03/15/2027	165	162
Air Medical Group Holdings
6.375%, 05/15/2023 (A)	5,244	4,720
Aircastle
5.000%, 04/01/2023	370	384
Allison Transmission
5.000%, 10/01/2024 (A)	520	512
American Woodmark
4.875%, 03/15/2026 (A)	815	784
AMN Healthcare
5.125%, 10/01/2024 (A)	1,410	1,369
Arconic
5.900%, 02/01/2027	1,185	1,200
5.400%, 04/15/2021	830	852
ARD Finance
7.125% cash/7.875% PIK, 09/15/2023	5,858	5,939
Ardagh Packaging Finance
7.250%, 05/15/2024 (A)	5,020	5,277
6.000%, 02/15/2025 (A)	3,520	3,441
Avis Budget Car Rental
6.375%, 04/01/2024 (A)	1,920	1,910
5.500%, 04/01/2023	4,319	4,298
Beacon Roofing Supply
4.875%, 11/01/2025 (A)	666	614
Bombardier
7.500%, 12/01/2024 (A)	2,977	3,130
7.500%, 03/15/2025 (A)	845	868
6.000%, 10/15/2022 (A)	5,799	5,813
Builders FirstSource
5.625%, 09/01/2024 (A)	1,430	1,389

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
BWAY Holding
7.250%, 04/15/2025 (A)	$4,643	$4,527
BWX Technologies
5.375%, 07/15/2026 (A)	1,123	1,134
Cenveo
8.500%, 09/15/2022 (A)(C)	10,375	104
6.000%, 08/01/2019 (A)(C)	7,235	1,953
Cimpress
7.000%, 06/15/2026 (A)	2,125	2,165
Cloud Crane
10.125%, 08/01/2024 (A)	944	1,027
Core & Main
6.125%, 08/15/2025 (A)	5,509	5,289
DAE Funding
5.000%, 08/01/2024 (A)	1,283	1,261
4.500%, 08/01/2022 (A)	864	851
Flex Acquisition
7.875%, 07/15/2026 (A)	1,448	1,450
6.875%, 01/15/2025 (A)	6,939	6,679
Fortress Transportation & Infrastructure Investors
6.750%, 03/15/2022 (A)	2,625	2,717
frontdoor
6.750%, 08/15/2026 (A)	795	814
Gates Global
6.000%, 07/15/2022 (A)	659	666
GFL Environmental
5.375%, 03/01/2023 (A)	5,416	5,145
Hertz
7.625%, 06/01/2022 (A)	3,624	3,597
6.250%, 10/15/2022	720	671
5.875%, 10/15/2020	1,818	1,808
5.500%, 10/15/2024 (A)	2,305	1,931
Hulk Finance
7.000%, 06/01/2026 (A)	1,637	1,572
Icahn Enterprises
6.750%, 02/01/2024	278	287
6.250%, 02/01/2022	925	950
5.875%, 02/01/2022	2,663	2,709
James Hardie International Finance
5.000%, 01/15/2028 (A)	2,268	2,130
4.750%, 01/15/2025 (A)	340	330
Jeld-Wen
4.875%, 12/15/2027 (A)	5,935	5,535
4.625%, 12/15/2025 (A)	3,685	3,436
KAR Auction Services
5.125%, 06/01/2025 (A)	4,142	4,059
KLX
5.875%, 12/01/2022 (A)	1,370	1,418
Kratos Defense & Security Solutions
6.500%, 11/30/2025 (A)	510	527

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	9

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
LTF Merger Sub
8.500%, 06/15/2023 (A)	$1,385	$1,444
Mueller Water Products
5.500%, 06/15/2026 (A)	345	347
Multi-Color
4.875%, 11/01/2025 (A)	1,940	1,809
New Enterprise Stone & Lime
10.125%, 04/01/2022 (A)	2,605	2,797
6.250%, 03/15/2026 (A)	3,605	3,668
Nielsen Finance LLC
5.000%, 04/15/2022 (A)	3,786	3,676
Nielsen Luxembourg
5.500%, 10/01/2021 (A)	300	300
5.000%, 02/01/2025 (A)	6,500	6,305
Novelis
6.250%, 08/15/2024 (A)	2,847	2,883
5.875%, 09/30/2026 (A)	5,862	5,708
Oshkosh
5.375%, 03/01/2025	90	93
PGT Escrow Issuer
6.750%, 08/01/2026 (A)	2,495	2,560
Prime Security Services Borrower
9.250%, 05/15/2023 (A)	5,306	5,684
RBS Global
4.875%, 12/15/2025 (A)	5,695	5,481
Remington Arms
0.000%, 12/31/2049 (H)	1,885	–
Reynolds Group Issuer
7.000%, 07/15/2024 (A)	400	406
6.875%, 02/15/2021	78	79
5.839%, VAR ICE LIBOR USD 3 Month+3.500%, 07/15/2021 (A)	800	809
5.750%, 10/15/2020	1,449	1,451
RR Donnelley & Sons
6.000%, 04/01/2024	3,120	3,167
Sensata Technologies
5.625%, 11/01/2024 (A)	200	207
5.000%, 10/01/2025 (A)	5,557	5,543
4.875%, 10/15/2023 (A)	1,400	1,400
Sensata Technologies UK Financing
6.250%, 02/15/2026 (A)	3,580	3,763
SPX FLOW
5.875%, 08/15/2026 (A)	625	631
5.625%, 08/15/2024 (A)	310	311
Standard Industries
6.000%, 10/15/2025 (A)	1,515	1,550
4.750%, 01/15/2028 (A)	3,985	3,707
Summit Materials
6.125%, 07/15/2023	3,855	3,908
5.125%, 06/01/2025 (A)	1,072	1,013
Team Health Holdings
6.375%, 02/01/2025 (A)	2,170	1,882

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Terex
5.625%, 02/01/2025 (A)	$765	$759
Titan Acquisition
7.750%, 04/15/2026 (A)	1,399	1,201
Titan International
6.500%, 11/30/2023	3,570	3,508
TransDigm
6.500%, 05/15/2025	2,925	2,976
6.375%, 06/15/2026	929	939
6.000%, 07/15/2022	783	791
TransDigm UK Holdings
6.875%, 05/15/2026 (A)	1,388	1,424
TriMas
4.875%, 10/15/2025 (A)	375	361
Triumph Group
7.750%, 08/15/2025	600	583
4.875%, 04/01/2021	1,000	957
Tutor Perini
6.875%, 05/01/2025 (A)	4,370	4,446
United Rentals North America
5.875%, 09/15/2026	2,565	2,642
5.750%, 11/15/2024	325	335
5.500%, 07/15/2025	460	469
5.500%, 05/15/2027	2,447	2,441
4.875%, 01/15/2028	4,338	4,135
Wabash National
5.500%, 10/01/2025 (A)	630	599
Weekley Homes
6.625%, 08/15/2025	6,110	5,774
Welbilt
9.500%, 02/15/2024	770	843
Wrangler Buyer
6.000%, 10/01/2025 (A)	2,200	2,123
Xerium Technologies
9.500%, 08/15/2021	3,100	3,259
XPO Logistics
6.500%, 06/15/2022 (A)	582	601
6.125%, 09/01/2023 (A)	150	155

		229,037

Information Technology — 3.7%
ACI Worldwide
6.375%, 08/15/2020 (A)	830	830
5.750%, 08/15/2026 (A)	1,197	1,209
Advanced Micro Devices
7.500%, 08/15/2022	1,775	1,988
Alliance Data Systems
5.375%, 08/01/2022 (A)	1,542	1,550
Amkor Technology
6.375%, 10/01/2022	1,685	1,714
Anixter
5.500%, 03/01/2023	410	428

10	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Ascend Learning
6.875%, 08/01/2025 (A)	$385	$389
Banff Merger Sub
9.750%, 09/01/2026 (A)	3,240	3,248
Cardtronics
5.500%, 05/01/2025 (A)	1,192	1,129
CDK Global
5.875%, 06/15/2026	1,214	1,246
CDW
5.000%, 09/01/2025	914	908
Change Healthcare Holdings
5.750%, 03/01/2025 (A)	2,725	2,664
CommScope Technologies
6.000%, 06/15/2025 (A)	2,460	2,546
Dell International
5.875%, 06/15/2021 (A)	340	350
Dell International LLC
6.020%, 06/15/2026 (A)	3,069	3,254
Donnelley Financial Solutions
8.250%, 10/15/2024	1,871	1,960
Entegris
4.625%, 02/10/2026 (A)	4,402	4,242
Everi Payments
7.500%, 12/15/2025 (A)	1,180	1,199
Fair Isaac
5.250%, 05/15/2026 (A)	617	622
First Data
7.000%, 12/01/2023 (A)	3,560	3,704
5.750%, 01/15/2024 (A)	7,222	7,366
5.375%, 08/15/2023 (A)	2,931	2,983
5.000%, 01/15/2024 (A)	2,365	2,370
Gartner
5.125%, 04/01/2025 (A)	450	456
Genesys Telecommunications Laboratories
10.000%, 11/30/2024 (A)	4,269	4,760
Hughes Satellite Systems
7.625%, 06/15/2021	2,029	2,184
6.625%, 08/01/2026	200	191
5.250%, 08/01/2026	2,360	2,257
Infor Software Parent
7.125% cash/7.875% PIK, 05/01/2021 (A)	1,665	1,680
Infor US
6.500%, 05/15/2022	3,220	3,262
Informatica
7.125%, 07/15/2023 (A)	1,330	1,353
IQVIA
5.000%, 10/15/2026 (A)	5,463	5,395
MagnaChip Semiconductor
6.625%, 07/15/2021	1,180	1,165
Match Group
5.000%, 12/15/2027 (A)	1,962	1,928

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
NCR
5.000%, 07/15/2022	$4,232	$4,126
Nuance Communications
5.625%, 12/15/2026	2,237	2,229
NXP
4.625%, 06/01/2023 (A)	1,265	1,284
Open Text
5.875%, 06/01/2026 (A)	2,057	2,124
Plantronics
5.500%, 05/31/2023 (A)	630	625
Rackspace Hosting
8.625%, 11/15/2024 (A)	4,840	4,764
RP Crown Parent
7.375%, 10/15/2024 (A)	415	428
Sabre Global
5.375%, 04/15/2023 (A)	775	781
5.250%, 11/15/2023 (A)	5,308	5,319
Solera
10.500%, 03/01/2024 (A)	1,670	1,833
Symantec
5.000%, 04/15/2025 (A)	3,515	3,486
Unisys
10.750%, 04/15/2022 (A)	3,325	3,741
VeriSign
4.750%, 07/15/2027	970	935
Veritas US
10.500%, 02/01/2024 (A)	2,658	2,286
West
8.500%, 10/15/2025 (A)	2,835	2,580

		109,071

Materials — 6.0%
AK Steel
7.000%, 03/15/2027	2,900	2,748
Alcoa Nederland Holding
7.000%, 09/30/2026 (A)	215	232
6.750%, 09/30/2024 (A)	960	1,018
6.125%, 05/15/2028 (A)	2,127	2,196
Aleris International
10.750%, 07/15/2023 (A)	1,245	1,326
Alpha
2 8.750%, 06/01/2023 (A)	3,315	3,323
Alpha
3 6.250%, 02/01/2025 (A)	3,100	3,053
Axalta Coating Systems
4.875%, 08/15/2024 (A)	275	273
Baffinland Iron Mines
8.750%, 07/15/2026 (A)	4,290	4,269
Big River Steel
7.250%, 09/01/2025 (A)	2,755	2,886

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	11

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Boart Longyear Management
10.000% cash/12.000% PIK, 12/31/2022	$3,066	$3,005
CF Industries
5.150%, 03/15/2034	2,691	2,536
Chemours
6.625%, 05/15/2023	1,360	1,424
5.375%, 05/15/2027	923	907
Clearwater Paper
5.375%, 02/01/2025 (A)	1,605	1,473
Cleveland-Cliffs
4.875%, 01/15/2024 (A)	1,831	1,785
Constellium
5.875%, 02/15/2026 (A)	4,822	4,726
5.750%, 05/15/2024 (A)	2,308	2,299
Cornerstone Chemical
6.750%, 08/15/2024 (A)	5,593	5,565
Crown Americas LLC
4.750%, 02/01/2026 (A)	5,768	5,537
CVR Partners
9.250%, 06/15/2023 (A)	4,531	4,831
Eldorado
6.125%, 12/15/2020 (A)	2,875	2,703
First Quantum Minerals
7.500%, 04/01/2025 (A)	7,081	6,815
7.250%, 04/01/2023 (A)	1,440	1,407
6.875%, 03/01/2026 (A)	3,933	3,663
6.500%, 03/01/2024 (A)	2,488	2,339
FMG Resources August 2006 Pty
5.125%, 05/15/2024 (A)	1,899	1,837
Freeport-McMoRan
5.450%, 03/15/2043	6,038	5,387
5.400%, 11/14/2034	2,727	2,518
4.000%, 11/14/2021	1,309	1,296
3.875%, 03/15/2023	2,624	2,522
GCP Applied Technologies
5.500%, 04/15/2026 (A)	840	823
HB Fuller
4.000%, 02/15/2027	2,112	1,901
Hecla Mining
6.875%, 05/01/2021	2,875	2,899
Hexion
10.000%, 04/15/2020	2,213	2,188
Hexion US Finance
6.625%, 04/15/2020	11,093	10,497
Huntsman International
5.125%, 11/15/2022	540	557
INEOS Group Holdings
5.625%, 08/01/2024 (A)	2,065	2,038
Kissner Holdings
8.375%, 12/01/2022 (A)(B)	1,460	1,486

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Kraton Polymers
7.000%, 04/15/2025 (A)	$2,385	$2,460
LSB Industries
9.625%, 05/01/2023 (A)	3,435	3,585
Mountain Province Diamonds
8.000%, 12/15/2022 (A)	2,880	2,938
New Gold
6.375%, 05/15/2025 (A)	1,525	1,296
6.250%, 11/15/2022 (A)	4,773	4,236
Noranda Aluminum Acquisition Escrow
11.000%, 06/01/2019 (C)	385	–
NOVA Chemicals
5.250%, 06/01/2027 (A)	405	385
5.000%, 05/01/2025 (A)	3,127	3,017
4.875%, 06/01/2024 (A)	535	523
OCI
6.625%, 04/15/2023 (A)	1,811	1,874
Olin
5.000%, 02/01/2030	1,760	1,681
Owens-Brockway Glass Container
6.375%, 08/15/2025 (A)	815	835
5.875%, 08/15/2023 (A)	1,696	1,739
Platform Specialty Products
5.875%, 12/01/2025 (A)	6,464	6,416
PQ
5.750%, 12/15/2025 (A)	2,665	2,625
Rain CII Carbon
7.250%, 04/01/2025 (A)	9,245	9,476
Reichhold Industries
9.000%, 05/08/2017 (A)(B)(C)	1,056	–
Scotts Miracle-Gro
6.000%, 10/15/2023	1,115	1,131
5.250%, 12/15/2026	165	157
SunCoke Energy Partners
7.500%, 06/15/2025 (A)	3,600	3,753
Taseko Mines
8.750%, 06/15/2022 (A)	1,814	1,828
TPC Group
8.750%, 12/15/2020 (A)	7,006	7,006
Trinseo Materials Operating SCA
5.375%, 09/01/2025 (A)	1,805	1,771
Tronox
6.500%, 04/15/2026 (A)	984	964
U.S. Steel
6.875%, 08/15/2025	1,414	1,435
6.250%, 03/15/2026	2,435	2,426
Venator Finance
5.750%, 07/15/2025 (A)	5,068	4,726
Versum Materials
5.500%, 09/30/2024 (A)	1,500	1,534

		178,105

12	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Real Estate — 1.1%
Equinix
5.875%, 01/15/2026	$1,045	$1,084
5.750%, 01/01/2025	100	103
5.375%, 01/01/2022	255	263
GEO Group
6.000%, 04/15/2026	3,209	3,097
5.875%, 01/15/2022	1,715	1,739
5.125%, 04/01/2023	255	246
GLP Capital
5.750%, 06/01/2028	730	774
5.250%, 06/01/2025	730	759
Howard Hughes
5.375%, 03/15/2025 (A)	1,051	1,038
Iron Mountain
6.000%, 08/15/2023	790	811
5.250%, 03/15/2028 (A)	3,232	3,058
4.875%, 09/15/2027 (A)	2,722	2,522
Kennedy-Wilson
5.875%, 04/01/2024	500	496
MPT Operating Partnership
5.250%, 08/01/2026	350	350
5.000%, 10/15/2027	3,223	3,159
Realogy Group LLC
4.875%, 06/01/2023 (A)	7,484	6,998
RHP Hotel Properties
5.000%, 04/15/2021	555	559
5.000%, 04/15/2023	830	830
Sabra Health Care
5.125%, 08/15/2026	1,311	1,272
SBA Communications
4.875%, 09/01/2024	2,319	2,288
Uniti Group
8.250%, 10/15/2023	1,450	1,366
7.125%, 12/15/2024 (A)	425	384
6.000%, 04/15/2023 (A)	470	451

		33,647

Telecommunication Services — 10.5%
Altice France
8.125%, 02/01/2027 (A)	6,877	6,980
C&W Senior Financing Designated Activity
6.875%, 09/15/2027 (A)	4,025	3,995
CenturyLink
7.500%, 04/01/2024	6,510	6,966
6.750%, 12/01/2023	5,950	6,203
5.800%, 03/15/2022	2,438	2,492
5.625%, 04/01/2025	4,518	4,416
Cequel Communications Holdings I
7.500%, 04/01/2028 (A)	2,975	3,101
Cincinnati Bell
8.000%, 10/15/2025 (A)	2,875	2,552

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Cogent Communications Finance
5.625%, 04/15/2021 (A)	$1,170	$1,176
Cogent Communications Group
5.375%, 03/01/2022 (A)	1,185	1,206
Digicel Group
8.250%, 09/30/2020 (A)	5,283	3,974
6.750%, 03/01/2023 (A)	1,730	1,458
6.000%, 04/15/2021 (A)	7,013	6,547
DKT Finance ApS
9.375%, 06/17/2023 (A)	4,825	5,102
Frontier Communications
11.000%, 09/15/2025	4,818	3,686
10.500%, 09/15/2022	13,641	12,004
8.500%, 04/15/2020	3,259	3,291
8.500%, 04/01/2026 (A)	2,670	2,512
7.125%, 01/15/2023	3,220	2,194
6.875%, 01/15/2025	8,525	4,987
GCI
6.875%, 04/15/2025	3,926	4,059
6.750%, 06/01/2021	1,024	1,036
GTT Communications
7.875%, 12/31/2024 (A)	4,075	3,851
Inmarsat Finance
6.500%, 10/01/2024 (A)	3,272	3,362
4.875%, 05/15/2022 (A)	4,185	4,195
Intelsat Connect Finance
9.500%, 02/15/2023 (A)	849	846
Intelsat Jackson Holdings
9.750%, 07/15/2025 (A)	5,025	5,320
8.000%, 02/15/2024 (A)	4,064	4,277
7.500%, 04/01/2021	1,110	1,117
7.250%, 10/15/2020	5,125	5,132
5.500%, 08/01/2023	3,887	3,546
Level 3 Financing
5.625%, 02/01/2023	100	101
5.375%, 01/15/2024	5,313	5,313
5.375%, 05/01/2025	10,676	10,543
Level 3 Parent LLC
5.750%, 12/01/2022	705	710
MDC Partners
6.500%, 05/01/2024 (A)	2,985	2,675
Midcontinent Communications
6.875%, 08/15/2023 (A)	1,015	1,067
Numericable Group
6.250%, 05/15/2024 (A)	5,404	5,336
Qwest Capital Funding
7.750%, 02/15/2031	570	527
Radiate Holdco
6.625%, 02/15/2025 (A)	9,724	9,092
SFR Group
7.375%, 05/01/2026 (A)	13,259	13,027

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	13

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Sprint
7.875%, 09/15/2023	$15,538	$16,723
7.625%, 02/15/2025	10,603	11,252
7.625%, 03/01/2026	275	289
7.250%, 09/15/2021	6,369	6,678
7.125%, 06/15/2024	7,340	7,615
Sprint Capital
8.750%, 03/15/2032	4,565	5,044
6.875%, 11/15/2028	1,130	1,122
Sprint Communications
6.000%, 11/15/2022	5,258	5,322
Telenet Finance Luxembourg Notes
5.500%, 03/01/2028 (A)	1,600	1,496
Telesat Canada
8.875%, 11/15/2024 (A)	4,828	5,172
TIBCO Software
11.375%, 12/01/2021 (A)	2,422	2,592
T-Mobile USA
6.500%, 01/15/2024	955	988
6.500%, 01/15/2026	2,195	2,321
6.375%, 03/01/2025	4,220	4,389
4.750%, 02/01/2028	4,670	4,398
0.000%, 01/15/2024 (H)	955	–
0.000%, 03/01/2025 (H)	4,545	–
0.000%, 01/15/2026 (H)	5,459	–
0.000%, 02/01/2028 (H)	2,210	–
U.S. Cellular
6.700%, 12/15/2033	2,680	2,737
UPCB Finance IV
5.375%, 01/15/2025 (A)	3,440	3,397
Urban One
9.250%, 02/15/2020 (A)	7,540	7,464
7.375%, 04/15/2022 (A)	6,566	6,517
Videotron
5.375%, 06/15/2024 (A)	420	432
5.125%, 04/15/2027 (A)	4,285	4,242
Virgin Media Finance
5.750%, 01/15/2025 (A)	869	838
Virgin Media Secured Finance
5.500%, 01/15/2025 (A)	315	310
5.500%, 08/15/2026 (A)	1,220	1,199
5.250%, 01/15/2026 (A)	4,195	4,080
Wind Tre
5.000%, 01/20/2026 (A)	5,505	4,922
Windstream Services LLC
8.750%, 12/15/2024 (A)	4,866	2,676
7.750%, 10/15/2020	1,051	841
6.375%, 08/01/2023 (A)	6,200	3,295
Zayo Group
6.375%, 05/15/2025	1,935	2,022
6.000%, 04/01/2023	2,630	2,710
5.750%, 01/15/2027 (A)	2,265	2,271

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Ziggo Bond Finance
6.000%, 01/15/2027 (A)	$6,589	$5,980
Ziggo BV
5.500%, 01/15/2027 (A)	7,167	6,750

		308,058

Utilities — 1.4%
AES
6.000%, 05/15/2026	125	132
4.875%, 05/15/2023	290	294
4.000%, 03/15/2021	840	842
AmeriGas Partners
5.875%, 08/20/2026	235	233
5.750%, 05/20/2027	2,089	2,063
5.625%, 05/20/2024	555	551
5.500%, 05/20/2025	1,369	1,342
Calpine
5.750%, 01/15/2025	2,450	2,224
5.250%, 06/01/2026 (A)	1,621	1,530
Ferrellgas Partners
8.625%, 06/15/2020	628	615
NextEra Energy Operating Partners
4.500%, 09/15/2027 (A)	3,872	3,679
4.250%, 09/15/2024 (A)	387	377
NRG Energy
7.250%, 05/15/2026	3,205	3,445
6.250%, 05/01/2024	2,135	2,210
5.750%, 01/15/2028 (A)	2,910	2,939
NSG Holdings
7.750%, 12/15/2025 (A)	2,544	2,795
Rockpoint Gas Storage Canada
7.000%, 03/31/2023 (A)	2,650	2,670
Talen Energy Supply
6.500%, 06/01/2025	221	165
TerraForm Power Operating
5.000%, 01/31/2028 (A)	4,108	3,846
Texas Energy (Escrow Security)
3.962%, 12/31/2034 (B)	226	14
Vistra Energy
7.625%, 11/01/2024	3,422	3,679
7.375%, 11/01/2022	570	593
Vistra Operations LLC
5.500%, 09/01/2026 (A)	4,645	4,707

		40,945

Total Corporate Obligations (Cost $2,194,329) ($ Thousands)		2,153,859

14	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES — 9.7%
Other Asset-Backed Securities — 9.7%
Airplanes Pass-Through Trust, Ser 2001-1A, Cl A9
2.469%, VAR ICE LIBOR USD 1 Month+0.550%, 03/15/2019 (A)(B)	$835	$21
B&M CLO, Ser 2014-1A, Cl E
8.089%, VAR ICE LIBOR USD 3 Month+5.750%, 04/16/2026 (A)(B)	2,520	2,292
Battalion CLO IV, Ser 2013-4A, Cl SUB
0.000%, 10/22/2025 (A)(B)(H)	1,560	16
Battalion CLO V, Ser 2014-5A, Cl SUB
0.000%, 04/17/2026 (A)(B)(H)	3,445	517
Battalion CLO VII, Ser 2014-7A, Cl SUB
0.000%, 07/17/2028 (A)(B)(H)	4,614	2,538
Battalion CLO VIII, Ser 2015-8A, Cl SUB
0.000%, 04/18/2030 (A)(B)(G)(H)	4,378	2,933
Battalion CLO VIII, Ser 2017-8A, Cl D1R
9.333%, VAR ICE LIBOR USD 3 Month+7.000%, 07/18/2030 (A)(B)	5,000	5,053
Battalion CLO X, Ser 2016-10A, Cl SUB
0.000%, 01/24/2029 (A)(B)(G)(H)	6,380	5,551
Battalion CLO XI, Ser 2017-11A, Cl SUB
0.000%, 10/24/2029 (A)(B)(H)	10,431	8,723
Battalion CLO XII, Ser 2018-12A, Cl SUB
0.000%, 05/17/2031 (A)(B)(H)	8,633	7,602
Battalion CLO XIV Warehouse Note
0.000% (B)(I)	5,351	5,351
Benefit Street Partners CLO III, Ser 2013-IIIA, Cl SUB
0.000%, 07/20/2029 (A)(B)(G)(H)	2,640	1,294
Benefit Street Partners CLO IV
0.000%, 07/20/2026 (A)(B)(H)	3	1,831
Benefit Street Partners CLO IX
0.000%, 07/20/2025 (A)(B)(H)	3,363	2,959
Benefit Street Partners CLO V
0.000%, 10/20/2026 to 04/20/2031 (A)(B)(H)	16,714	9,700
Benefit Street Partners CLO VII, Ser 2015-VII, Cl SUB
0.000%, 07/18/2027 (B)(H)	9,035	7,149
Benefit Street Partners CLO VIII
0.000%, 01/20/2031 (A)(B)(G)(H)	9,000	7,740
Benefit Street Partners CLO X, Ser 2016-10A, Cl SUB
0.000%, 01/15/2029 (A)(B)(H)	8,928	6,830
Benefit Street Partners CLO XII, Ser 2017-12A, Cl SUB
0.000%, 10/15/2030 (A)(B)(H)	10,091	9,082
Benefit Street Partners CLO XIV, Ser 2018-14A, Cl SUB
0.000%, 04/20/2031 (A)(B)(H)	6,857	6,101

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Benefit Street Partners CLO, Ser 2015-VIA, Cl SUB
0.000%, 10/18/2029 (A)(B)(H)	$9,535	$7,437
Cathedral Lake CLO III, Ser 2015-3A, Cl SUB
0.000%, 01/15/2026 (A)(B)(H)	2,506	2,306
Cathedral Lake CLO V Warehouse Note
0.000% (B)(I)	5,007	5,007
CVP Cascade CLO, Ser 2014-2A, Cl D
7.133%, VAR ICE LIBOR USD 3 Month+4.800%, 07/18/2026 (A)(B)	779	737
CVP Cascade CLO, Ser 2014-2A, Cl E
8.133%, VAR ICE LIBOR USD 3 Month+5.800%, 07/18/2026 (A)(B)	2,531	2,261
Figueroa CLO, Ser 2013-1I, Cl SUB
0.000%, 03/21/2024 (B)(H)	7,644	1
Figueroa CLO, Ser 2013-2A, Cl SUB
0.000%, 06/20/2027 (A)(B)(H)	3,046	1,409
Great Lakes CLO, Ser 2014-1A, Cl SUB
0.000%, 10/15/2029 (A)(B)(H)	4,940	4,347
Great Lakes CLO, Ser 2015-1, Cl SUB
0.000%, 07/15/2026 (A)(B)(H)	6,015	4,842
Great Lakes CLO, Ser 2017-1A, Cl ER
9.839%, VAR ICE LIBOR USD 3 Month+7.500%, 10/15/2029 (A)(B)	3,376	3,348
Great Lakes CLO, Ser 2017-1A, Cl FR
12.339%, VAR ICE LIBOR USD 3 Month+10.000%, 10/15/2029 (A)(B)	1,972	1,941
Great Lakes CLO, Ser 2018-1A, Cl ER
9.699%, VAR ICE LIBOR USD 3 Month+7.360%, 01/16/2030 (A)(B)	4,328	4,198
Great Lakes CLO, Ser 2018-1A, Cl FR
12.339%, VAR ICE LIBOR USD 3 Month+10.000%, 01/16/2030 (A)(B)	1,595	1,472
Ivy Hill Middle Market Credit Fund XII, Ser 2017-12A, Cl D
9.908%, VAR ICE LIBOR USD 3 Month+7.560%, 07/20/2029 (A)(B)	5,687	5,677
Ivy Hill Middle Market Credit Fund XII, Ser 2017-12A, Cl SUB
0.000%, 07/20/2029 (A)(B)(H)	1,149	1,100
IVY Hill Middle Market Credit Fund XIV, Ser 2018-14A, Cl D
9.290%, VAR ICE LIBOR USD 3 Month+7.070%, 04/18/2030 (A)(B)	2,886	2,771
IVY Hill Middle Market Credit Fund XIV, Ser 2018-14A, Cl SUB
0.000%, 04/18/2030 (A)(B)(H)	2,164	2,164
JFIN Revolver CLO, Ser 2014-2A, Cl C
5.072%, VAR ICE LIBOR USD 3 Month+2.750%, 02/20/2022 (A)(B)	1,479	1,482
Lockwood Grove CLO, Ser 2014-1A, Cl SUB
0.000%, 01/25/2030 (A)(B)(H)	4,865	3,661

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	15

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Lockwood Grove CLO, Ser 2018-1A, Cl ERR
8.185%, VAR ICE LIBOR USD 3 Month+5.850%, 01/25/2030 (A)(B)	$3,201	$3,025
Neuberger Berman CLO XVI, Ser 2018-16SA, Cl SUB
0.000%, 01/15/2028 (A)(B)(H)	1,563	1,544
Neuberger Berman CLO XXII, Ser 2016-22A, Cl SUB
0.100%, 10/17/2027 (A)(B)	161	114
0.000%, 10/17/2027 (A)(B)(H)	5,235	3,612
NewStar Berkeley Fund CLO, Ser 2016-1A, Cl D
7.435%, VAR ICE LIBOR USD 3 Month+5.100%, 10/25/2028 (A)(B)	1,110	1,113
NewStar Berkeley Fund CLO, Ser 2016-1A, Cl E
10.085%, VAR ICE LIBOR USD 3 Month+7.750%, 10/25/2028 (A)(B)	15,428	15,561
NewStar Berkeley Fund CLO, Ser 2016-1A, Cl SUB
0.000%, 10/25/2028 (A)(B)(G)(H)	21,812	17,122
NewStar Clarendon Fund CLO, Ser 2015-1A, Cl E
8.385%, VAR ICE LIBOR USD 3 Month+6.050%, 01/25/2027 (A)(B)	4,470	4,344
NewStar Exeter Fund CLO, Ser 2015-1A, Cl E
9.548%, VAR ICE LIBOR USD 3 Month+7.200%, 01/20/2027 (A)(B)	5,110	4,878
NewStar Fairfield Fund CLO, Ser 2015-2A, Cl SUB
0.000%, 04/20/2030 (A)(B)(H)	8,563	6,689
NewStar Fairfield Fund CLO, Ser 2018-2A, Cl DN
9.728%, VAR ICE LIBOR USD 3 Month+7.380%, 04/20/2030 (A)(B)	4,200	4,083
NXT Capital CLO, Ser 2017-1A, Cl E
9.698%, VAR ICE LIBOR USD 3 Month+7.350%, 04/20/2029 (A)(B)	21,400	20,456
OCP CLO, Ser 2012-2A, Cl SUB
0.000%, 11/22/2023 (A)(B)(H)	2,940	1,509
OCP CLO, Ser 2017-14A, Cl SUB
0.000%, 11/20/2030 (A)(B)(H)	3,012	2,349
Shackleton CLO, Ser 2014-6A, Cl SUB
0.000%, 07/17/2026 (A)(B)(H)	7,965	319
Shackleton CLO, Ser 2014-6RA
0.000%, 07/17/2028 (B)(H)	6,412	5,330
TCP Whitney CLO, Ser 2017-1I, Cl SUB
0.000%, 08/20/2029 (B)(H)	13,119	11,878
TCW CLO, Ser 2017-1A, Cl SUB
0.000%, 07/29/2029 (A)(B)(H)	7,377	6,086
TCW CLO, Ser 2018-1A, Cl SUB
0.000%, 04/25/2031 (A)(B)(H)	5,509	4,870

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Venture CDO, Ser 2016-25A, Cl SUB
0.000%, 04/20/2029 (A)(B)(H)	$2,950	$2,552
Venture CLO Warehouse Note
0.000% (B)(I)	3,752	3,752
Venture X CLO, Ser 2012-10A, Cl SUB
0.000%, 07/20/2022 (A)(B)(H)	9,455	4,826
Venture X CLO, Ser 2017-10A, Cl ERR
9.098%, VAR ICE LIBOR USD 3 Month+6.750%, 04/20/2027 (A)(B)	2,000	2,001
Venture XXVI CLO, Ser 2017-26A, Cl SUB
0.000%, 01/20/2029 (A)(B)(H)	2,865	2,314
Venture XXVIII CLO, Ser 2017-28A, Cl SUB
0.000%, 07/20/2030 (A)(B)(H)	7,469	6,349

Total Asset-Backed Securities (Cost $249,348) ($ Thousands)		286,120

LOAN PARTICIPATIONS — 9.4%
1011778 B.C. Unlimited Liability (New Red Finance) (aka Burger King/Tim Hortons), Term Loan B-3, 1st Lien
4.326%, VAR LIBOR+2.250%, 02/16/2024	5,316	5,312
Academy Ltd., Initial Term Loan, 1st Lien
6.082%, VAR LIBOR+4.000%, 07/01/2022	1	1
Academy, Initial Term Loan, 1st Lien
6.082%, VAR LIBOR+4.000%, 07/01/2022	2,430	1,996
6.082%, VAR LIBOR+4.000%, 07/01/2022	6,359	5,222
Accudyne Industries Borrower S.C.A. / Accudyne Industries LLC (fka Silver II US Holdings LLC), Initial Term Loan, 1st Lien
5.076%, VAR LIBOR+3.000%, 08/18/2024	1,281	1,284
Acrisure, Term Loan B, 1st Lien
6.086%, 11/22/2023	1,556	1,555
Air Medical Group Holdings, Term Loan B, 1st Lien
6.327%, VAR LIBOR+4.250%, 03/14/2025	2,000	1,986
Air Medical Group Holdings, Term Loan, 1st Lien
5.321%, VAR LIBOR+3.250%, 04/28/2022	1,950	1,914
Air Methods, Initial Term Loan, 1st Lien
5.834%, VAR LIBOR+3.500%, 04/22/2024	1,230	1,123
Akorn, Term Loan B, 1st Lien
6.875%, VAR LIBOR+4.750%, 04/16/2021	1,447	1,400

16	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Aleris International, Initial Term Loan, 1st Lien
6.826%, VAR LIBOR+4.750%, 02/27/2023	$3,457	$3,503
Alvogen Pharma, 2018 Refinancing Term Loan, 1st Lien
6.830%, VAR LIBOR+4.750%, 04/01/2022	2,445	2,462
American Greetings, Initial Term Loan, 1st Lien
6.576%, VAR LIBOR+4.500%, 04/06/2024	2,450	2,452
American Tire Distributors, Initial Term Loan, 1st Lien
6.326%, VAR LIBOR+4.250%, 09/01/2021	2,885	2,197
Apex Tool Group, Second Amendment Term Loan
5.826%, VAR LIBOR+3.750%, 02/01/2022	5,479	5,488
Applied Systems, Term Loan, 2nd Lien
9.334%, VAR LIBOR+7.000%, 09/19/2025	617	632
Ascend Learning, Initial Term Loan, 1st Lien
5.076%, VAR LIBOR+3.250%, 07/12/2024	258	257
Aspect Software, Term Loan, 1st Lien
12.813%, VAR LIBOR+10.500%, 05/25/2020	—	—
Asurion LLC (fka Asurion), Replacement Term Loan B-2, 2nd Lien
8.576%, VAR LIBOR+6.500%, 08/04/2025	5,314	5,464
Asurion LLC (fka Asurion), Replacement Term Loan B-6
5.076%, VAR LIBOR+3.000%, 11/03/2023	477	478
Atlas America Finance, Term Loan
9.406%, VAR LIBOR+7.330%, 05/06/2021	195	193
Audio Visual Services, Term Loan, 2nd Lien
9.592%, VAR LIBOR+7.250%, 09/01/2025	1,113	1,098
Avaya, Tranche B Term Loan, 1st Lien
6.313%, VAR LIBOR+4.250%, 12/15/2024	1,570	1,580
Big River Steel, Closing Date Term Loan, 1st Lien
7.334%, VAR LIBOR+5.000%, 08/23/2023	2,364	2,400
BMC, Term Loan, 1st Lien
0.000%, 09/01/2025 (J)	6,130	6,132

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Boardriders, Term Loan B, 1st Lien
8.576%, VAR LIBOR+6.500%, 04/08/2024 (B)	$2,948	$2,962
Boart Longyear Management, Term Loan, 1st Lien
11.000%, VAR LIBOR+0.000%, 10/23/2020 (B)(G)	152	152
BPA Laboratories, Term Loan, 2nd Lien
10.084%, VAR LIBOR+2.500%, 04/29/2020 (B)	273	262
BWay Holding, Initial Term Loan, 1st Lien
5.581%, VAR LIBOR+3.250%, 04/03/2024	6,457	6,429
California Resources, Term Loan, 1st Lien
12.440%, VAR LIBOR+10.375%, 12/31/2021	5,562	6,150
Cengage Term Loan B
6.327%, VAR LIBOR+4.250%, 06/07/2023	4,940	4,572
Charter Communications Operating, LLC (aka CCO Safari LLC), Term B Loan, 1st Lien
4.080%, VAR LIBOR+2.000%, 04/30/2025	9	9
Checkout Holding, Term Loan B, 1st Lien
5.813%, VAR LIBOR+3.500%, 04/09/2021	2,662	1,291
Chesapeake Energy, Class A Loan, 1st Lien
9.576%, VAR LIBOR+7.500%, 08/23/2021	2,850	2,972
CityCenter Holdings, Term B Loan, 1st Lien
4.326%, VAR LIBOR+2.250%, 04/18/2024	979	978
Club, Cov-Lite Term Loan B, 1st Lien
5.084%, VAR LIBOR+3.250%, 09/18/2024	1,777	1,756
Communications Sales & Leasing (CSL Capital, LLC), Shortfall Term Loan, 1st Lien
5.076%, VAR LIBOR+3.000%, 10/24/2022	3,168	3,028
Contura Energy, Term Loan, 1st Lien
7.080%, VAR LIBOR+5.000%, 03/18/2024	2,787	2,791
Coronado Australia Holdings, Term Loan B, 1st Lien
8.834%, VAR LIBOR+6.500%, 03/29/2025 (B)	2,484	2,512
Coronado Australia Holdings, Term Loan C, 1st Lien
8.834%, VAR LIBOR+6.500%, 03/29/2025 (B)	679	687

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	17

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Cowlitz Tribal Gaming Authority, Term Loan B, 1st Lien
12.576%, VAR LIBOR+10.500%, 12/06/2021 (B)	$4,331	$4,613
Cumulus Media, Term Loan
6.580%, VAR LIBOR+4.500%, 05/13/2022	7,899	7,759
Dex Media, Term Loan, 1st Lien
12.080%, VAR LIBOR+10.000%, 07/29/2021	452	460
Diebold Nixdorf, New Dollar Term B Loan, 1st Lien
4.875%, VAR LIBOR+2.750%, 11/06/2023	693	584
Diebold Nixdorf, Term Loan A, 1st Lien
0.000%, 08/24/2022 (J)	1,669	1,719
East Valley Tourist Development Authority, Term Loan, 1st Lien
10.334%, VAR LIBOR+8.000%, 09/30/2020 (B)	4,143	4,195
Empire Generating, Term B Advance, 1st Lien
6.330%, VAR LIBOR+4.250%, 03/12/2021	1,599	1,215
Empire Generating, Term C Advance, 2nd Lien
6.330%, VAR LIBOR+4.250%, 03/12/2021	158	120
Endo Luxembourg Finance Company I, Initial Term Loan, 1st Lien
6.375%, VAR LIBOR+4.250%, 04/29/2024	6	6
Energizer Holdings Inc., Term Loan B, 1st Lien
0.000%, 06/20/2025 (J)	546	548
EPIC Y-Grade Services, LP, Term Loan, 1st Lien
7.576%, VAR LIBOR+5.500%, 06/13/2024	3,695	3,612
Evergreen Skills Lux SARL, Initial Term Loan, 1st Lien
6.826%, VAR LIBOR+4.750%, 04/28/2021	3,561	3,442
Flex Acquisition, Initial Term Loan, 1st Lien
5.337%, VAR LIBOR+3.000%, 12/29/2023	1,932	1,924
Foresight Energy LLC, Term Loan, 1st Lien
7.826%, VAR LIBOR+5.750%, 03/28/2022	2,328	2,321
Formula One Management, Facility B3, 1st Lien
4.576%, VAR LIBOR+2.500%, 02/01/2024	4,732	4,694

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Forterra Finance LLC, Replacement Term Loan
5.076%, VAR LIBOR+3.000%, 10/25/2023	$1,856	$1,736
Frontier Communications, Term Loan B-1, 1st Lien
5.830%, VAR LIBOR+3.750%, 06/15/2024	3,990	3,850
Gardner Denver, Tranche B-1 Dollar Term Loan, 1st Lien
4.826%, VAR LIBOR+2.750%, 07/30/2024	1,078	1,081
Gavilan Resources, Initial Term Loan, 2nd Lien
8.077%, VAR LIBOR+6.000%, 03/01/2024	2,267	2,191
General Nutrition Centers, FILO Term Loan, 1st Lien
9.080%, VAR LIBOR+7.000%, 12/31/2022	1,024	1,049
General Nutrition Centers, Tranche B-2 Term Loan, 1st Lien
10.830%, VAR LIBOR+8.750%, 03/04/2021	1,768	1,693
Green Energy Partners/Stonewall, Term B-1 Conversion Advances, 1st Lien
7.834%, VAR LIBOR+5.500%, 11/13/2021 (B)	733	730
Gulf Finance, LLC, Tranche B Term Loan, 1st Lien
7.590%, VAR LIBOR+5.250%, 08/25/2023	705	585
Hub International, Initial Term Loan, 1st Lien
5.335%, VAR LIBOR+3.000%, 04/25/2025	3,193	3,189
5.165%, VAR LIBOR+3.000%, 04/25/2025	8	8
iHeartCommunications (fka Clear Channel Communications), Tranche D Term Loan, 1st Lien
8.827%, VAR LIBOR+6.750%, 01/30/2019 (B)(C)	606	451
Indivior Finance, Replacement Term Loan
6.850%, 12/19/2022	1,513	1,505
Intelsat Jackson Holdings, Tranche B-5 Term Loan, 1st Lien
6.625%, 01/02/2024	830	869
J. Crew Group, Amended Loan, 1st Lien
5.554%, VAR LIBOR+3.220%, 03/05/2021	329	296
5.296%, VAR LIBOR+3.220%, 03/05/2021	1,186	1,064

18	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
5.285%, VAR LIBOR+3.220%, 03/05/2021	$452	$406
J.C. Penney, Term Loan, 1st Lien
6.567%, VAR LIBOR+4.250%, 06/23/2023	2,434	2,228
KCA, Term Loan, 1st Lien
9.084%, VAR LIBOR+6.750%, 02/28/2023	650	622
Kronos Acquisition Intermediate, Initial Loan, 1st Lien
6.065%, VAR LIBOR+4.000%, 05/15/2023	575	570
LifeScan, Term Loan, 1st Lien
0.000%, 06/19/2024 (J)	3,520	3,414
Ligado Networks LLC (fka New LightSquared, LLC), Junior Loan, 2nd Lien
14.820%, VAR LIBOR+12.500%, 12/07/2020 (B)	3,638	1,121
Mashantucket (Western) Pequot Tribe, Term B Loan
10.201%, VAR LIBOR+8.125%, 06/30/2020	11,950	11,651
Mashantucket (Western) Pequot Tribe, Term Loan A
5.576%, VAR LIBOR+3.500%, 06/30/2020 (B)	906	878
Mavenir, Term Loan B, 1st Lien
8.080%, VAR LIBOR+6.000%, 05/08/2025 (B)	5,362	5,348
McDermott International, Term Loan
7.076%, VAR LIBOR+5.000%, 05/12/2025	2,445	2,469
Medallion Midland, Term Loan B, 1st Lien
5.326%, VAR LIBOR+3.250%, 10/30/2024	1,219	1,207
Medical Card System, Term Loan
6.839%, VAR LIBOR+4.500%, 09/02/2019 (B)(G)	2,012	1,862
MEG Energy, Initial Term Loan, 1st Lien
5.810%, VAR LIBOR+3.500%, 12/31/2023	40	40
5.580%, VAR LIBOR+3.500%, 12/31/2023	58	58
Meredith, Term Loan, 1st Lien
5.076%, VAR LIBOR+3.000%, 01/31/2025	1,272	1,274
Metroflag, Term Loan, 2nd Lien
14.000%, 01/06/2009 (B)(C)	325	—
Misys Limited, Dollar Term Loan, 1st Lien
5.576%, VAR LIBOR+3.500%, 06/13/2024	—	—

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Mitel Networks, Term Loan, 1st Lien
0.000%, 07/11/2025 (J)	$1,467	$1,473
Mohegan Tribal Gaming Authority, Term B Loan, 1st Lien
6.076%, VAR LIBOR+4.000%, 10/13/2023	5,320	4,905
Moneygram International, Term Loan
5.584%, VAR LIBOR+3.250%, 03/27/2020	1,755	1,701
Murray Energy Corp., Term Loan B2
9.326%, VAR LIBOR+7.250%, 10/17/2022	6,132	5,717
Neiman Marcus Group, Other Term Loan
5.330%, VAR LIBOR+3.250%, 10/25/2020	5,342	4,952
New LightSquared, Term Loan, 1st Lien
11.069%, VAR LIBOR+0.000%, 12/07/2020	3,373	2,738
New MMI, Term B Loan, 1st Lien
7.272%, VAR LIBOR+4.750%, 02/13/2023	2,536	2,519
Nine West Holdings, Initial Loan (Unsecured), 1st Lien
6.954%, VAR LIBOR+5.250%, 01/08/2020 (C)	6,710	5,905
Occidental Petroleum, Term Loan, 1st Lien
6.816%, VAR LIBOR+4.750%, 12/31/2022 (B)	5,035	5,104
Onex Carestream Finance LP, Term Loan (First Lien 2013), 1st Lien
6.076%, VAR LIBOR+4.000%, 06/07/2019	515	513
Onex Carestream Finance LP, Term Loan, 1st Lien
10.576%, VAR LIBOR+8.500%, 12/07/2019	3,003	2,989
P.F. Chang’s China Bistro, Term Loan B, 1st Lien
7.671%, VAR LIBOR+5.000%, 09/01/2022	2,432	2,427
P.F. Chang’s China Bistro, Term Loan, 1st Lien
7.453%, VAR LIBOR+5.000%, 09/01/2022	12	12
P2 Upstream Acquisition (P2 Upstream Canada BC ULC), Term Loan, 1st Lien
6.350%, VAR LIBOR+4.000%, 10/30/2020	1,054	1,041
Paperworks Industries, New Money Term Loan, 1st Lien
15.337%, 02/22/2023	1,275	1,339

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	19

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Petco Animal Supplies, Term Loan, 1st Lien
5.592%, VAR LIBOR+3.250%, 01/26/2023	$3,664	$2,672
PetSmart, Tranche B-2 Loan, 1st Lien
5.090%, VAR LIBOR+3.000%, 03/11/2022	1,671	1,437
Plantronics, Initial Term B Loan, 1st Lien
4.576%, VAR LIBOR+2.500%, 07/02/2025	1,195	1,192
Quorum Health, Term Loan B, 1st Lien
8.826%, VAR LIBOR+6.750%, 04/29/2022	1,359	1,372
Revlon Consumer Products, Initial Term Loan B, 1st Lien
5.813%, VAR LIBOR+3.500%, 09/07/2023	1,094	812
5.576%, VAR LIBOR+3.500%, 09/07/2023	6	4
Riverbed Technology, First Amendment Term Loan, 1st Lien
5.330%, VAR LIBOR+3.250%, 04/25/2022	1,189	1,182
Rue 21 LLC, Term Loan
12.500%, 09/22/2022	193	138
Seadrill Operating LP (Seadrill Partners Finco LLC), Initial Term Loan, 1st Lien
8.334%, VAR LIBOR+6.000%, 02/21/2021	1,167	1,088
Sequa Mezzanine Holdings LLC, Initial Term Loan
7.137%, VAR LIBOR+5.000%, 11/28/2021	4	4
Sequa Mezzanine Holdings LLC, Initial Term Loan, 1st Lien
11.200%, VAR LIBOR+9.000%, 04/28/2022	1,543	1,512
7.186%, VAR LIBOR+5.000%, 11/28/2021	1,696	1,662
SI Group/Addivant, Term Loan, 1st Lien
0.000%, 08/17/2025 (J)	3,371	3,304
Sinclair Broadcasting Group, Term Loan, 1st Lien
0.000%, 12/12/2024 (J)	1,387	1,383
Sinclair Television Group, Tranche B Term Loan, 1st Lien
4.330%, VAR LIBOR+2.250%, 01/03/2024	2,377	2,376
Staples, Closing Date Term Loan
6.343%, VAR LIBOR+4.000%, 09/12/2024	3,542	3,530

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Steinway Musical Instruments, Term Loan B, 1st Lien
5.814%, 02/14/2025	$2,535	$2,535
Syniverse Holdings, Term Loan, 1st Lien
7.067%, VAR LIBOR+5.000%, 03/09/2023	4,858	4,815
Team Health Holdings, Initial Term Loan, 1st Lien
4.826%, VAR LIBOR+2.750%, 02/06/2024	1,644	1,569
Titan Acquisition, Initial Term Loan, 1st Lien
5.076%, VAR LIBOR+3.000%, 03/28/2025	2,000	1,893
Transdigm, New Tranche G Term Loan
4.576%, VAR LIBOR+2.500%, 08/22/2024	3,604	3,596
Traverse Midstream Partners, Advance, 1st Lien
6.340%, VAR LIBOR+4.000%, 09/27/2024	2,507	2,516
Ultra Resources, Term Loan, 1st Lien
5.077%, VAR LIBOR+3.000%, 04/12/2024	1,377	1,232
Veritas US, New Dollar Term Loan B, 1st Lien
6.834%, VAR LIBOR+4.500%, 01/27/2023	101	96
6.576%, VAR LIBOR+4.500%, 01/27/2023	1,150	1,088
Verscend Holding, Term Loan B, 1st Lien
6.566%, 08/08/2025	625	629
Vizient, Term B-3 Loan, 1st Lien
4.826%, VAR LIBOR+2.750%, 02/13/2023	537	537
Walter Investment Management, Tranche B Term Loan, 1st Lien
8.076%, VAR LIBOR+6.000%, 06/30/2022 (C)	1,132	1,073
WideOpenWest Finance, LLC, Eighth Amendment Term B Loan, 1st Lien
5.310%, VAR LIBOR+3.250%, 08/18/2023	786	765
Windstream Services (fka Windstream), Tranche B-6 Term Loan (2016)
6.060%, VAR LIBOR+4.000%, 03/29/2021	3,245	3,018
Windstream Services (fka Windstream), Tranche B-7 Term Loan
5.310%, VAR LIBOR+3.250%, 02/17/2024	1,096	947

Total Loan Participations (Cost $276,717) ($ Thousands)		276,649

20	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

High Yield Bond Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 1.1%
21st Century Oncology *(B)(G)	1,802	$72
Amplify Energy Corp *	147,449	1,451
Aspect Software CR1 *(B)(G)	40,500	—
Aspect Software CR2 *(B)(G)	16,397	—
Avaya Holdings Corp *	48,910	1,143
Berry Petroleum (Escrow Security) *(B)	4,407,000	—
Berry Petroleum Corp (B)	435,234	7,133
Boart Longyear Ltd *	94,019,079	476
Caesars Entertainment Corp *	75,637	772
Ceva Holdings *(B)	561	12
CHC Group LLC *	3,887	28
CUI Acquisition *(B)(G)	3	244
Cumulus Media Inc, Cl A *	109,292	2,284
Global Aviation Holdings Inc, Cl A *(B)	101,199	—
Gymboree *	18,542	223
Gymboree Holding Corp *	52,848	634
Halcon Resources Corp *	93,809	430
Houghton Mifflin Harcourt Co *	37,762	244
Linn Energy *	922	16
Medical Card Systems *(B)	395,653	—
MModal *	67,129	2,942
Paperworks Industries *(B)	76,920	1,667
Patterson-UTI Energy Inc	38,007	651
Peabody Energy *	660,000	—
Quad/Graphics Inc, Cl A	173	4
Reichhold Industries *(B)(G)	1,755	1,748
Remington Outdoor *(B)(G)	19,372	159
Rue 21 *	76,558	91
SandRidge Energy (Escrow Security) (B)	7,605,000	—
SandRidge Energy Inc *	10,878	173
TE Holdcorp *	67,771	68
Titan Energy LLC *	22,243	10
UCI International *(B)(G)	39,275	643
VICI Properties Inc	217,478	4,547
Vistra Energy Corp *	249,495	5,873

Total Common Stock (Cost $29,488) ($ Thousands)		33,738

	Face Amount (Thousands)

MUNICIPAL BONDS — 0.5%
Connecticut — 0.2%
Mohegan Tribal Finance Authority, RB Callable 02/01/2023 @ 100
7.000%, 02/01/2045 (A)(B)	$4,735	4,855

Puerto Rico — 0.2%
Commonwealth of Puerto Rico, Ser A, GO
5.250%, 07/01/2037 (C)	185	103
Commonwealth of Puerto Rico, Ser A, GO Callable 07/01/2020 @ 100
8.000%, 07/01/2035 (C)	3,220	1,747

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Commonwealth of Puerto Rico, Ser A, GO Callable 07/01/2022 @ 100
5.125%, 07/01/2037 (C)	$1,065	$578
5.000%, 07/01/2041 (C)	855	460
Government Development Bank for Puerto Rico, RB
5.750%, 08/01/2025 (B)(C)	70	30
Government Development Bank for Puerto Rico, Ser B, RB
5.750%, 08/01/2025 (C)	195	84
Government Development Bank for Puerto Rico, Ser H, RB
5.200%, 08/01/2026 (C)	150	63
5.000%, 08/01/2023 (C)	1,685	712
4.950%, 08/01/2022 (C)	55	23
4.900%, 08/01/2021 (C)	65	28
4.500%, 08/01/2019 (C)	100	42
Government Development Bank for Puerto Rico, Ser I, RB
4.350%, 08/01/2018 (C)	15	7
Government Development Bank for Puerto Rico, Ser Senior A, RB
5.500%, 08/01/2020 (C)	1,315	555
4.375%, 02/01/2019 (C)	1,780	739
Government Development Bank for Puerto Rico, Ser Senior B, RB
5.000%, 12/01/2016 (C)	645	273
5.000%, 12/01/2017 (B)(C)	150	63
4.704%, 05/01/2016 (C)	1,075	454
Government Development Bank for Puerto Rico, Ser Senior C, RB
5.400%, 08/01/2019 (B)(C)	500	211

		6,172

Texas — 0.1%
Texas State, Public Finance Authority, Texas Windstorm Insurance Association, RB Callable 07/01/2019 @ 100
8.250%, 07/01/2024 (B)	2,650	2,728

Total Municipal Bonds (Cost $13,920) ($ Thousands)		13,755

CONVERTIBLE BONDS — 0.5%
CHC Group CV to 125.0000
0.000%, 10/01/2020 (B)	200	200
Cheniere Energy CV to 7.2265
4.250%, 03/15/2045	908	719
Chesapeake Energy CV to 116.7134
5.500%, 09/15/2026	180	174

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	21

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CONVERTIBLE BONDS (continued)
DISH Network CV to 15.3429
3.375%, 08/15/2026	$770	$724
Liberty Media CV to 16.7764
3.750%, 02/15/2030	7,844	5,353
Liberty Media CV to 22.9469
4.000%, 11/15/2029	2,198	1,517
MagnaChip Semiconductor CV to 121.1387
5.000%, 03/01/2021	500	748
MGIC Investment CV to 74.0741
9.000%, 04/01/2063 (A)	3,110	4,166
Mirant CV to 14.7167
0.000%, 06/15/2021 (B)(C)	1,950	–

Total Convertible Bonds (Cost $13,115) ($ Thousands)		13,601

	Shares

PREFERRED STOCK — 0.2%
21st Century Oncology, 0.000% *(B)	2,794	768
Aspen Insurance Holdings, 5.950%	92,000	2,373
Ceva Holdings, 0.000% *(B)	1,214	26
Federal Home Loan Mortgage, 0.000% *	29,819	258
Federal National Mortgage Association, 0.000% *	43,993	444
TE Holdcorp, 0.000% *(B)	101,081	607
VICI Properties Inc	57,906	1,211

Total Preferred Stock (Cost $5,678) ($ Thousands)		5,687

Description	Number of Warrants	Market Value ($ Thousands)
WARRANTS — 0.0%
Cumulus Media, Expires 12/30/2027
Strike Price $– *	19,136	$309
Guitar Center Holdings, Expires 04/16/2025
Strike Price $– *	29,435	–
Jack Cooper Holdings, Expires 04/26/2027
Strike Price $– *(B)	3,400	–
Lion Holdings, Expires 12/30/2027
Strike Price $– *	2,380	–
Remington Arms ‡‡
Strike Price $– *(B)(G)	19,534	–
SandRidge Energy Inc, Expires 10/04/2022
Strike Price $41.34 *	14,900	7
SandRidge Energy Inc, Expires 10/04/2022
Strike Price $42.03 *	6,273	3

Total Warrants (Cost $342) ($ Thousands)		319

	Number of Rights

RIGHTS — 0.0%
TXU/Tech *‡‡	295,903	203

Total Rights (Cost $399) ($ Thousands)		203

	Shares

CASH EQUIVALENT — 4.5%
SEI Daily Income Trust, Government Fund, Cl F
1.750%**†	131,112,436	131,112

Total Cash Equivalent (Cost $131,112) ($ Thousands)		131,112

Total Investments in Securities— 99.1% (Cost $2,914,448) ($ Thousands)		$2,915,043

A list of open centrally cleared swap agreements held by the Fund at August 31, 2018, is as follows:

Credit Default Swaps
Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX.NA.HY.26	Sell	5.00%	Quarterly	06/20/2021	$(3,100)	$215	$158	$57
CDX.NA.HY.27	Sell	5.00%	Quarterly	12/20/2021	(2,150)	155	(155)	310
CDX.NA.HY.28	Sell	5.00%	Quarterly	06/20/2022	(6,471)	478	508	(30)
CDX.NA.HY.29	Sell	5.00%	Quarterly	12/20/2022	(7,430)	531	578	(47)
CDX.NA.HY.30	Sell	5.00%	Quarterly	06/20/2023	(3,800)	261	290	(29)

						$1,640	$1,379	$261

22	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

High Yield Bond Fund (Continued)

A list of open OTC swap agreements held by the Fund at August 31, 2018, is as follows:

Total Return Swaps
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Depreciation (Thousands)
JPMorgan Chase	IBOXHY	IBOXHY	3-MONTH USD LIBOR	Quarterly	09/20/2018	USD	16,498	$(296)	$16	$(312)
JPMorgan Chase	IBOXHY	IBOXHY	3-MONTH USD LIBOR	Quarterly	09/20/2018	USD	18,498	(339)	16	(355)

								$(635)	$32	$(667)

Percentages are based on Net Assets of $2,941,898 ($ Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of August 31, 2018.
†	Investment in Affiliated Security.
‡‡	Expiration date not available.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2018, the value of these securities amounted to $1,537,375 ($ Thousands), representing 52.3% of the Net Assets of the Fund.

(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security is in default on interest payment.
(D)	Securities considered illiquid. The total value of such securities as of August 31, 2018 was $0 ($ Thousands) and represented 0.0% of the Net Assets of the Fund.
(E)	Securities considered restricted. The total market value of such securities as of August 31, 2018 was $0 ($ Thousands) and represented 0.0% of the Net Assets of the Fund.
(F)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.
(G)

Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of August 31, 2018 was $39,979 ($ Thousands) and represented 1.4% of the Net Assets of the Fund.

(H)	Interest rate unavailable.
(I)	Warehouse Note — Interest rate and maturity date are not available.
(J)	Unsettled bank loan. Interest rate not available.

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CV — Convertible Security

GO — General Obligation

ICE— Intercontinental Exchange

LIBOR— London Interbank Offered Rate

LLC — Limited Liability Company

LP — Limited Partnership

Ltd. — Limited

OTC — Over the Counter

PIK — Payment-in-Kind

Pty — Proprietary

RB — Revenue Bond

Ser — Series

ULC — Unlimited Liability Company

USD — United States Dollar

VAR — Variable Rate

The following is a list of the level of inputs used as of August 31, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$–	$2,139,948	$13,911	$2,153,859
Asset-Backed Securities	–	–	286,120	286,120
Loan Participations	–	245,773	30,876	276,649
Common Stock	17,626	4,434	11,678	33,738
Municipal Bonds	–	5,868	7,887	13,755
Convertible Bonds	–	13,401	200	13,601
Preferred Stock	2,378	1,909	1,400	5,687
Warrants	–	319	–	319
Rights	–	203	–	203
Cash Equivalent	131,112	–	–	131,112

Total Investments in Securities	$151,116	$2,411,855	$352,072	$2,915,043

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Centrally Cleared Swaps
Credit Default Swaps *
Unrealized Appreciation	$—	$367	$—	$367
Unrealized Depreciation	—	(106)	—	(106)
OTC Swaps
Total Return Swaps *
Unrealized Depreciation	—	(667)	—	(667)

Total Other Financial Instruments	$—	$(406)	$—	$(406)

* Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	23

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

High Yield Bond Fund (Continued)

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Investments in Corporate Obligations	Investments in Asset-Backed Securities	Investments in Loan Participations	Investments in Common Stock	Investments in Municipal Bonds	Investments in Convertible Bonds	Investments in Preferred Stock	Investments in Warrants
Balance as of May 31, 2018	$13,866	$279,726	$31,020	$4,939	$10,842	$200	$4,834	$—
Accrued discounts/premiums	79	91	46	—	3	—	—	—
Realized gain/(loss)	—	1,087	35	35	37	—	444	—
Change in unrealized appreciation/ (depreciation)	(114)	542	(371)	2,830	(148)	—	(1,173)	—
Purchases	80	15,937	140	4,045	—	—	189	—
Sales	—	(11,263)	(872)	(402)	(2,847)	—	(2,894)	—
Net transfer into Level 3	—	—	878	231	—	—	—	—
Net transfer out of Level 3	—	—	—	—	—	—	—	—
Ending Balance as of August 31, 2018 $	$13,911	$286,120	$30,876	$11,678	$7,887	$200	$1,400	$—
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(114)	$444	$(342)	$(321)	$(148)	$82	$3,333	$—

For the period ended August 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2018, there were transfers between Level 2 into Level 3 assets and liabilities. The transfers were due to changes in the availability of observable inputs used to determine fair value.

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on the Fund’s policy regarding valuation of investments and other significant policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended August 31, 2018 ($ Thousands):

Security Description	Value 5/31/2018	Purchases at Cost	Proceeds from Sales	Value 8/31/2018	Dividend Income
SEI Daily Income Trust, Government Fund, CI F	$103,528	$273,965	$(246,381)	$131,112	$544

Restricted Securities — As of August 31, 2018, the Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Fund has generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these private placement investments. The acquisition dates of these investments, the enforceable right to acquire these private placement investments, along with the cost and values at August 31, 2018, were as follows:

	Number of Shares	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets
Fund Name
Aventine (Escrow Security)	2,600	11/30/2010	11/30/2010	$—	$—	0.00%

Credit Default Swaps

The Fund enters into credit default swaps to simulate long and short bond positions that are either unavailable or considered to be less attractively priced in the bond market. The Fund uses these swaps to reduce risk where the Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event occurs, the seller typically must pay the contingent payment to the buyer, which is typically the par value (full notional value) of the reference obligation, though the actual payment may be mitigated by terms of the International Swaps and Derivative Agreement (“ISDA”), allowing for netting arrangements and collateral. After a credit event occurs, this amount may be reduced by anticipated recovery rates, segregated collateral and netting arrangements that may incorporate multiple transactions with a given counterparty.

The contingent payment may be a cash settlement or a physical delivery of the reference obligation in return for payment of the face amount of the obligation. If the Fund is a buyer and no credit event occurs, the Fund may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, the Buyer receives a fixed rate of income throughout the term of the contract, which typically is between one month and five years, provided that no credit event occurs. If a credit event occurs, the seller may pay

24	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

High Yield Bond Fund (Continued)

the buyer the full notional value of the reference obligation. As of August 31, 2018, the Fund is the seller (“providing protection”) on a total notional amount of $23.0 million. The notional amounts of the swaps are not recorded in the financial statements; however the notional amount does approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event were to occur. Those credit default swaps for which the Fund is providing protection at balance sheet date are summarized as follows:

HIGH YIELD BOND FUND
WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CDS		CDS ON AN INDEX
REFERENCE ASSET	CORP US$	SOVERIGN US$	ABS US$	CORP US$	Total
Fair value of written credit derivatives	$—	$—	$—	$1,640,020	$1,640,020
Maximum potential amount of future payments	—	—	—	22,951,000	22,951,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)1	—	—	—	—	—
Collateral held by the Fund can obtain upon occurrence of triggering event	—	—	—	—	—

1 Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
HIGH YIELD BOND FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-100	$—	$—	$—	$—	$—	$—
101-200	—	—	—	—	—	—
201-300	—	—	22,951,000	—	—	22,951,000
301-400	—	—	—	—	—	—
> than 400	—	—	—	—	—	—
Total	$—	$—	$22,951,000	$—	$—	$22,951,000

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	25

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Long Duration Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 63.8%

Consumer Discretionary — 4.8%
21st Century Fox America
8.150%, 10/17/2036	$1,980	$2,836
7.850%, 03/01/2039	2,960	4,270
7.750%, 01/20/2024	125	148
7.625%, 11/30/2028	2,411	3,026
7.430%, 10/01/2026	775	938
6.550%, 03/15/2033	2,130	2,651
6.150%, 02/15/2041	728	900
Alimentation Couche-Tard
4.500%, 07/26/2047 (A)	1,200	1,143
Amazon.com
4.950%, 12/05/2044	1,265	1,436
4.250%, 08/22/2057	715	716
4.050%, 08/22/2047	7,058	6,981
AutoZone
3.750%, 06/01/2027	875	849
CBS
4.600%, 01/15/2045	600	564
3.700%, 06/01/2028 (A)	1,543	1,446
Charter Communications Operating LLC
6.484%, 10/23/2045	3,793	4,052
6.384%, 10/23/2035	4,000	4,282
5.750%, 04/01/2048	1,475	1,454
5.375%, 05/01/2047	405	381
Comcast
6.400%, 05/15/2038	994	1,203
5.700%, 07/01/2019	100	102
4.600%, 08/15/2045	835	823
4.400%, 08/15/2035	2,200	2,194
4.250%, 01/15/2033	810	807
4.049%, 11/01/2052	6,448	5,726
4.000%, 03/01/2048	465	421
3.999%, 11/01/2049	1,399	1,267
3.969%, 11/01/2047	2,274	2,064
3.900%, 03/01/2038	3,330	3,090
3.200%, 07/15/2036	1,950	1,679
Cox Enterprises
7.375%, 07/15/2027 (A)	1,300	1,562
Discovery Communications LLC
5.200%, 09/20/2047	3,288	3,190
5.000%, 09/20/2037	830	809
4.875%, 04/01/2043	1,070	991
Ford Holdings
9.300%, 03/01/2030	815	1,010
Ford Motor
7.400%, 11/01/2046	610	681
4.750%, 01/15/2043	745	617
General Motors
6.600%, 04/01/2036	1,330	1,428
6.250%, 10/02/2043	2,655	2,753
5.400%, 04/01/2048	1,105	1,045

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Home Depot
4.250%, 04/01/2046	$1,545	$1,575
4.200%, 04/01/2043	1,035	1,050
Lowe’s
4.050%, 05/03/2047	965	944
3.700%, 04/15/2046	1,965	1,806
McDonald’s MTN
4.600%, 05/26/2045	650	656
4.450%, 03/01/2047	2,255	2,261
4.450%, 09/01/2048	550	546
NBCUniversal Media LLC
5.950%, 04/01/2041	786	913
Newell Brands
5.500%, 04/01/2046	350	336
Starbucks
4.500%, 11/15/2048	610	601
Time Warner Cable
7.300%, 07/01/2038	760	884
6.550%, 05/01/2037	1,000	1,082
5.875%, 11/15/2040	1,550	1,552
Time Warner Cable LLC
6.750%, 06/15/2039	760	838
5.500%, 09/01/2041	2,935	2,826
4.500%, 09/15/2042	585	494
Viacom
5.850%, 09/01/2043	2,845	2,964
5.250%, 04/01/2044	255	248
4.850%, 12/15/2034	1,000	955

		94,066

Consumer Staples — 5.1%
Advocate Health & Hospitals
4.272%, 08/15/2048	1,321	1,352
Altria Group
3.875%, 09/16/2046	1,720	1,532
Anheuser-Busch InBev Finance
4.900%, 02/01/2046	14,780	15,166
4.700%, 02/01/2036	9,510	9,659
Anheuser-Busch InBev Worldwide
4.600%, 04/15/2048	3,065	3,018
4.439%, 10/06/2048	1,417	1,357
4.375%, 04/15/2038	940	919
Bacardi
5.300%, 05/15/2048 (A)	1,335	1,299
BAT Capital
4.540%, 08/15/2047 (A)	1,855	1,716
4.390%, 08/15/2037 (A)	4,480	4,177
Baxalta
5.250%, 06/23/2045	750	819
Bayer US Finance II LLC
4.875%, 06/25/2048 (A)	550	539
4.625%, 06/25/2038 (A)	700	683

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.400%, 07/15/2044 (A)	$950	$864
3.950%, 04/15/2045 (A)	500	429
Baylor Scott & White Holdings
2.650%, 11/15/2026	1,100	1,009
Bowdoin College
4.693%, 07/01/2112	753	763
Campbell Soup
4.800%, 03/15/2048	1,135	1,037
City of Hope
4.378%, 08/15/2048	650	656
Constellation Brands
4.500%, 05/09/2047	930	875
4.100%, 02/15/2048	1,000	881
Ford Foundation
3.859%, 06/01/2047	2,510	2,509
General Mills
5.400%, 06/15/2040	815	888
4.700%, 04/17/2048	1,035	1,013
4.200%, 04/17/2028	500	499
Kaiser Foundation Hospitals
4.150%, 05/01/2047	2,075	2,132
Keurig Dr Pepper
5.085%, 05/25/2048 (A)	2,005	2,041
Kraft Heinz Foods
6.875%, 01/26/2039	865	1,021
5.200%, 07/15/2045	4,173	4,066
5.000%, 07/15/2035	610	602
5.000%, 06/04/2042	2,090	2,009
4.375%, 06/01/2046	3,620	3,171
Kroger
4.650%, 01/15/2048	1,364	1,310
4.450%, 02/01/2047	4,005	3,734
Maple Escrow Subsidiary
4.985%, 05/25/2038 (A)	495	506
Massachusetts Institute of Technology
5.600%, 07/01/2111	665	856
Molson Coors Brewing
4.200%, 07/15/2046	750	668
Mondelez International
4.625%, 05/07/2048	790	780
New York and Presbyterian Hospital
3.563%, 08/01/2036	750	712
Northwell Healthcare
4.260%, 11/01/2047	400	386
PepsiCo
3.450%, 10/06/2046	1,536	1,396
Pernod Ricard
4.450%, 01/15/2022 (A)	675	694
Philip Morris International
6.375%, 05/16/2038	295	357
4.500%, 03/20/2042	2,865	2,850
4.250%, 11/10/2044	1,450	1,385

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.125%, 03/04/2043	$465	$439
Procter & Gamble
3.500%, 10/25/2047	350	328
Providence St. Joseph Health Obligated Group
3.744%, 10/01/2047	765	714
Reynolds American
5.850%, 08/15/2045	655	716
Sysco
4.450%, 03/15/2048	615	612
University of Southern California
5.250%, 10/01/2111	1,590	1,919
Walgreen
4.400%, 09/15/2042	475	433
Walgreens Boots Alliance
4.800%, 11/18/2044	2,655	2,562
Walmart
4.300%, 04/22/2044	881	929
4.050%, 06/29/2048	6,179	6,249
4.000%, 04/11/2043	157	157
3.950%, 06/28/2038	825	832
3.625%, 12/15/2047	1,775	1,678

		101,903

Energy — 7.9%
Alta Wind Holdings
7.000%, 06/30/2035 (A)	612	661
Anadarko Finance
7.500%, 05/01/2031	1,365	1,711
Anadarko Petroleum
6.450%, 09/15/2036	375	436
5.667%, 10/10/2036 (B)	9,000	3,878
4.500%, 07/15/2044	1,160	1,093
Apache
5.250%, 02/01/2042	310	317
4.750%, 04/15/2043	2,031	1,944
BG Energy Capital
5.125%, 10/15/2041 (A)
Burlington Resources Finance	805	891
7.200%, 08/15/2031	25	32
Cenovus Energy
5.250%, 06/15/2037	1,205	1,189
Columbia Pipeline Group
5.800%, 06/01/2045	560	626
Concho Resources
4.850%, 08/15/2048	300	304
Conoco Funding
7.250%, 10/15/2031	530	689
6.950%, 04/15/2029	1,215	1,529
ConocoPhillips
5.900%, 05/15/2038	3,238	3,939
4.300%, 11/15/2044	3,175	3,286

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
ConocoPhillips Canada Funding I
5.950%, 10/15/2036	$190	$230
Continental Resources
4.900%, 06/01/2044	630	626
Devon Energy
5.600%, 07/15/2041	1,765	1,902
4.750%, 05/15/2042	1,705	1,668
Ecopetrol
5.875%, 05/28/2045	1,717	1,702
El Paso Natural Gas
8.375%, 06/15/2032	435	548
Enbridge Energy Partners
5.500%, 09/15/2040	400	426
Encana
6.500%, 02/01/2038	1,850	2,199
Energy Transfer Partners
6.125%, 12/15/2045	1,758	1,862
6.000%, 06/15/2048	1,015	1,080
5.950%, 10/01/2043	2,740	2,845
5.300%, 04/15/2047	795	770
5.150%, 02/01/2043	1,120	1,052
4.950%, 06/15/2028	400	409
4.900%, 03/15/2035	1,000	932
Eni
5.700%, 10/01/2040 (A)	2,180	2,335
Enterprise Products Operating LLC
6.650%, 10/15/2034	2,140	2,598
6.125%, 10/15/2039	515	601
5.700%, 02/15/2042	540	611
5.100%, 02/15/2045	1,300	1,380
4.950%, 10/15/2054	1,130	1,138
4.900%, 05/15/2046	2,395	2,477
4.850%, 03/15/2044	780	800
4.250%, 02/15/2048	505	476
Equinor
6.800%, 01/15/2028	135	164
3.950%, 05/15/2043	1,375	1,336
Equities
3.900%, 10/01/2027	1,085	1,021
Equities Midstream Partners
6.500%, 07/15/2048	1,000	1,060
ExxonMobil
3.567%, 03/06/2045	1,530	1,433
Halliburton
5.000%, 11/15/2045	1,775	1,891
4.850%, 11/15/2035	695	729
Hess
5.600%, 02/15/2041	1,370	1,390
Kinder Morgan
5.550%, 06/01/2045	2,610	2,726
5.300%, 12/01/2034	4,181	4,265
5.050%, 02/15/2046	916	899

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.300%, 03/01/2028	$980	$972
Kinder Morgan Energy Partners
6.375%, 03/01/2041	1,036	1,149
5.000%, 08/15/2042	700	682
Marathon Oil
6.600%, 10/01/2037	1,585	1,873
5.200%, 06/01/2045	1,475	1,554
Marathon Petroleum
6.500%, 03/01/2041	1,123	1,328
Motiva Enterprises
6.850%, 01/15/2040 (A)	1,755	1,998
MPLX
5.200%, 03/01/2047	240	240
4.700%, 04/15/2048	145	136
4.500%, 04/15/2038	1,240	1,155
Noble Energy
5.250%, 11/15/2043	3,040	3,075
5.050%, 11/15/2044	1,895	1,861
4.950%, 08/15/2047	335	328
Petro-Canada
6.800%, 05/15/2038	925	1,187
Petroleos Mexicanos
6.500%, 06/02/2041	2,380	2,179
6.375%, 01/23/2045	2,755	2,468
6.350%, 02/12/2048 (A)	720	639
Petroleos Mexicanos MTN
6.750%, 09/21/2047	2,872	2,659
Phillips
66 5.875%, 05/01/2042	1,860	2,148
4.875%, 11/15/2044	2,255	2,336
Phillips 66 Partners
4.900%, 10/01/2046	1,409	1,380
Plains All American Pipeline
4.900%, 02/15/2045	500	467
4.500%, 12/15/2026	700	699
Sabal Trail Transmission LLC
4.832%, 05/01/2048 (A)	535	552
4.682%, 05/01/2038 (A)	680	692
Sabine Pass Liquefaction LLC
5.625%, 03/01/2025	750	800
Schlumberger Holdings
4.000%, 12/21/2025 (A)	1,745	1,756
Shell International Finance BV
6.375%, 12/15/2038	2,427	3,148
5.500%, 03/25/2040	390	463
4.550%, 08/12/2043	5,565	5,909
4.375%, 05/11/2045	800	827
3.750%, 09/12/2046	1,445	1,355
Southern Natural Gas
7.350%, 02/15/2031	1,223	1,484
Suncor Energy
6.850%, 06/01/2039	250	321

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Sunoco Logistics Partners Operations
5.400%, 10/01/2047	$2,750	$2,695
5.350%, 05/15/2045	685	663
TC PipeLines
4.375%, 03/13/2025	1,000	997
Tennessee Gas Pipeline
8.375%, 06/15/2032	2,705	3,405
7.000%, 10/15/2028	4,582	5,386
Texas Eastern Transmission
7.000%, 07/15/2032	1,910	2,349
4.150%, 01/15/2048 (A)	1,215	1,117
TransCanada PipeLines
7.250%, 08/15/2038	1,395	1,800
4.875%, 05/15/2048	2,740	2,821
4.750%, 05/15/2038	880	901
4.625%, 03/01/2034	900	912
Transcanada Trust
5.875%, VAR ICE LIBOR USD 3
Month+4.640%, 08/15/2076	1,494	1,524
Transcontinental Gas Pipe Line 5.400%, 08/15/2041	1,550	1,687
4.600%, 03/15/2048 (A)	1,311	1,291
4.450%, 08/01/2042	985	941
Valero Energy
10.500%, 03/15/2039	1,397	2,225
Williams
5.100%, 09/15/2045	200	201
4.850%, 03/01/2048	1,770	1,722
4.300%, 03/04/2024	3,000	3,045

		155,608

Financials — 12.4%
AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (A)	2,412	3,116
American International Group
4.750%, 04/01/2048	990	980
4.500%, 07/16/2044	4,635	4,417
4.200%, 04/01/2028	525	522
3.875%, 01/15/2035	1,415	1,285
AXA Equitable Holdings
5.000%, 04/20/2048 (A)	1,117	1,052
Banco Santander
4.250%, 04/11/2027	1,000	965
3.800%, 02/23/2028	175	162
Bank of America
6.110%, 01/29/2037	2,405	2,784
4.271%, VAR ICE LIBOR USD 3
Month+1.310%, 07/23/2029	975	983
3.946%, VAR ICE LIBOR USD 3
Month+1.190%, 01/23/2049	1,176	1,086
3.419%, VAR ICE LIBOR USD 3
Month+1.040%, 12/20/2028	530	499

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Bank of America MTN
5.875%, 02/07/2042	$3,470	$4,147
5.000%, 01/21/2044	2,250	2,438
3.970%, VAR ICE LIBOR USD 3
Month+1.070%, 03/05/2029	220	216
3.705%, VAR ICE LIBOR USD 3
Month+1.512%, 04/24/2028	460	445
Bank of America NA
6.000%, 10/15/2036	5,170	6,197
Barclays
4.950%, 01/10/2047	1,200	1,134
Berkshire Hathaway
4.500%, 02/11/2043	1,858	1,965
Berkshire Hathaway Finance
4.400%, 05/15/2042	1,300	1,357
4.200%, 08/15/2048	5,345	5,427
Blackstone Holdings Finance LLC
6.250%, 08/15/2042 (A)	1,769	2,090
BNP Paribas
4.400%, 08/14/2028 (A)	360	357
BPCE MTN
3.500%, 10/23/2027 (A)	755	700
Brighthouse Financial
4.700%, 06/22/2047	1,128	945
Capital One Financial
3.800%, 01/31/2028	860	819
Carlyle Holdings II Finance LLC
5.625%, 03/30/2043 (A)	2,026	2,097
CDP Financial
5.600%, 11/25/2039 (A)	983	1,246
Chubb INA Holdings
6.700%, 05/15/2036	1,527	1,987
4.350%, 11/03/2045	310	323
Cincinnati Financial
6.920%, 05/15/2028	4,484	5,509
Citigroup
8.125%, 07/15/2039	1,131	1,628
6.625%, 06/15/2032	2,055	2,436
4.750%, 05/18/2046	3,820	3,775
4.650%, 07/23/2048	2,864	2,926
4.400%, 06/10/2025	380	381
4.281%, VAR ICE LIBOR USD 3
Month+1.839%, 04/24/2048	914	884
4.125%, 07/25/2028	3,030	2,935
3.878%, VAR ICE LIBOR USD 3
Month+1.168%, 01/24/2039	2,885	2,670
3.520%, VAR ICE LIBOR USD 3
Month+1.151%, 10/27/2028	1,500	1,414
Credit Suisse Group
4.282%, 01/09/2028 (A)	1,675	1,649
Credit Suisse Group Funding Guernsey
4.875%, 05/15/2045	220	227

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Discover Bank
8.700%, 11/18/2019	$1,014	$1,073
ERP Operating
4.500%, 07/01/2044	100	103
Farmers Exchange Capital
7.200%, 07/15/2048 (A)	225	277
Farmers Exchange Capital II
6.151%, VAR ICE LIBOR USD 3 Month+3.744%, 11/01/2053 (A)	2,440	2,629
Fifth Third Bancorp
3.950%, 03/14/2028	225	223
FMR
5.150%, 02/01/2043 (A)	2,750	3,056
Goldman Sachs Group
6.750%, 10/01/2037	3,110	3,770
6.250%, 02/01/2041	5,684	6,884
6.125%, 02/15/2033	1,755	2,034
4.411%, VAR ICE LIBOR USD 3 Month+1.430%, 04/23/2039	520	509
4.223%, VAR ICE LIBOR USD 3 Month+1.301%, 05/01/2029	2,240	2,218
4.017%, VAR ICE LIBOR USD 3 Month+1.373%, 10/31/2038	8,465	7,906
3.814%, VAR ICE LIBOR USD 3 Month+1.158%, 04/23/2029	1,420	1,358
Goldman Sachs Group MTN
4.800%, 07/08/2044	845	869
Guardian Life Insurance of America
4.875%, 06/19/2064 (A)	2,045	2,098
Hartford Financial Services Group
6.625%, 03/30/2040	1,370	1,741
4.400%, 03/15/2048	555	546
HSBC Bank USA
7.000%, 01/15/2039	890	1,165
HSBC Bank USA MTN
5.625%, 08/15/2035	2,675	2,993
HSBC Holdings
6.800%, 06/01/2038	1,067	1,322
6.500%, 09/15/2037	2,900	3,468
4.583%, VAR ICE LIBOR USD 3 Month+1.535%, 06/19/2029	920	935
Intercontinental Exchange
4.250%, 09/21/2048	2,094	2,088
International Lease Finance
7.125%, 09/01/2018 (A)	95	95
Intesa Sanpaolo
4.375%, 01/12/2048 (A)	370	284
3.875%, 07/14/2027 (A)	340	292
3.875%, 01/12/2028 (A)	210	179
JPMorgan Chase
6.400%, 05/15/2038	996	1,255
6.300%, 04/23/2019	1,775	1,816

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.600%, 07/15/2041	$4,376	$5,087
4.260%, VAR ICE LIBOR USD 3 Month+1.580%, 02/22/2048	10	10
4.032%, VAR ICE LIBOR USD 3 Month+1.460%, 07/24/2048	3,540	3,297
3.964%, VAR ICE LIBOR USD 3 Month+1.380%, 11/15/2048	5,690	5,262
3.897%, VAR ICE LIBOR USD 3 Month+1.220%, 01/23/2049	6,225	5,670
3.540%, VAR ICE LIBOR USD 3 Month+1.380%, 05/01/2028	1,330	1,277
KKR Group Finance II LLC
5.500%, 02/01/2043 (A)	3,048	3,222
Liberty Mutual Group
6.500%, 03/15/2035 (A)	265	318
6.500%, 05/01/2042 (A)	4,104	5,096
4.850%, 08/01/2044 (A)	175	180
Lloyds Banking Group
4.344%, 01/09/2048	911	803
3.574%, VAR ICE LIBOR USD 3 Month+1.205%, 11/07/2028	1,095	1,010
Marsh & McLennan
4.200%, 03/01/2048	910	900
Massachusetts Mutual Life Insurance
8.875%, 06/01/2039 (A)	337	532
MetLife
6.400%, 12/15/2036	1,316	1,405
5.875%, 02/06/2041	535	637
4.875%, 11/13/2043	1,525	1,622
4.050%, 03/01/2045	2,431	2,296
Morgan Stanley
4.375%, 01/22/2047	835	819
3.625%, 01/20/2027	860	829
Morgan Stanley MTN
6.375%, 07/24/2042	2,679	3,343
6.250%, 08/09/2026	2,210	2,504
5.625%, 09/23/2019	5,775	5,937
4.300%, 01/27/2045	3,750	3,620
3.971%, VAR ICE LIBOR USD 3 Month+1.455%, 07/22/2038	545	511
3.875%, 04/29/2024	805	810
3.772%, VAR ICE LIBOR USD 3 Month+1.140%, 01/24/2029	3,255	3,141
Nationwide Building Society
4.302%, VAR ICE LIBOR USD 3 Month+1.452%, 03/08/2029 (A)	860	835
Nationwide Mutual Insurance
4.950%, 04/22/2044 (A)	680	694
New York Life Global Funding
3.000%, 01/10/2028 (A)	1,600	1,518
New York Life Insurance
6.750%, 11/15/2039 (A)	2,380	3,217

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.875%, 05/15/2033 (A)	$1,852	$2,239
Northwestern Mutual Life Insurance
6.063%, 03/30/2040 (A)	1,216	1,527
3.850%, 09/30/2047 (A)	653	609
PNC Bank
4.050%, 07/26/2028	1,060	1,075
Prudential Financial MTN
5.700%, 12/14/2036	3,607	4,188
Raymond James Financial
4.950%, 07/15/2046	1,130	1,162
S&P Global
4.500%, 05/15/2048	1,367	1,398
Santander UK Group Holdings
3.823%, VAR ICE LIBOR USD 3 Month+1.400%, 11/03/2028	3,520	3,267
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (A)	140	186
4.900%, 09/15/2044 (A)	1,125	1,214
4.270%, 05/15/2047 (A)	1,290	1,274
Travelers
4.050%, 03/07/2048	1,400	1,377
4.000%, 05/30/2047	1,015	992
WEA Finance LLC
4.750%, 09/17/2044 (A)	1,395	1,458
Wells Fargo
5.950%, 08/26/2036	1,000	1,182
5.606%, 01/15/2044	1,155	1,293
3.900%, 05/01/2045	1,500	1,399
3.000%, 04/22/2026	1,000	939
Wells Fargo MTN
4.900%, 11/17/2045	525	532
4.750%, 12/07/2046	365	362
4.650%, 11/04/2044	2,470	2,435
4.400%, 06/14/2046	2,165	2,040
4.300%, 07/22/2027	584	584
3.584%, VAR ICE LIBOR USD 3 Month+1.310%, 05/22/2028	5,862	5,653
Wells Fargo Bank
6.600%, 01/15/2038	2,250	2,865
5.850%, 02/01/2037	3,785	4,432
XLIT
5.250%, 12/15/2043	1,187	1,301

		244,746

Health Care — 7.1%
Abbott Laboratories
4.900%, 11/30/2046	4,310	4,695
4.750%, 11/30/2036	700	746
AbbVie
4.700%, 05/14/2045	2,180	2,133
4.500%, 05/14/2035	2,675	2,617

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.400%, 11/06/2042	$3,319	$3,114
4.300%, 05/14/2036	600	578
Aetna
4.750%, 03/15/2044	485	485
4.125%, 11/15/2042	550	514
3.875%, 08/15/2047	1,000	892
Allergan Funding SCS
4.850%, 06/15/2044	250	248
4.550%, 03/15/2035	2,690	2,642
3.850%, 06/15/2024	340	339
Amgen
4.950%, 10/01/2041	825	846
4.663%, 06/15/2051	1,215	1,215
4.563%, 06/15/2048	2,754	2,707
4.400%, 05/01/2045	5,082	4,931
Anthem
4.650%, 01/15/2043	830	815
4.650%, 08/15/2044	250	244
4.550%, 03/01/2048	2,450	2,367
4.375%, 12/01/2047	3,370	3,153
3.500%, 08/15/2024	2,300	2,260
AstraZeneca
6.450%, 09/15/2037	3,180	3,986
4.375%, 08/17/2048	415	410
4.000%, 01/17/2029	415	414
4.000%, 09/18/2042	1,005	947
Barnabas Health
4.000%, 07/01/2028	4,375	4,384
Baxter International
3.500%, 08/15/2046	1,655	1,420
Cardinal Health
4.500%, 11/15/2044	1,830	1,641
Celgene
5.000%, 08/15/2045	220	219
4.625%, 05/15/2044	2,100	1,983
4.550%, 02/20/2048	718	679
Cigna
3.875%, 10/15/2047	500	428
Cleveland Clinic Foundation
4.858%, 01/01/2114	896	955
CVS Health
5.125%, 07/20/2045	3,095	3,166
5.050%, 03/25/2048	11,440	11,675
4.780%, 03/25/2038	2,830	2,820
4.300%, 03/25/2028	1,065	1,057
CVS Pass-Through Trust
8.353%, 07/10/2031 (A)	1,586	1,931
EMD Finance LLC
3.250%, 03/19/2025 (A)	3,170	3,066
Express Scripts Holding
4.800%, 07/15/2046	4,364	4,210

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Gilead Sciences
4.800%, 04/01/2044	$3,530	$3,690
4.750%, 03/01/2046	365	380
4.600%, 09/01/2035	1,505	1,565
4.500%, 02/01/2045	3,440	3,450
4.150%, 03/01/2047	1,000	955
GlaxoSmithKline Capital
6.375%, 05/15/2038	895	1,151
3.875%, 05/15/2028	860	875
Hartford HealthCare
5.746%, 04/01/2044	1,200	1,401
Humana
4.950%, 10/01/2044	1,110	1,164
Johnson & Johnson
4.500%, 12/05/2043	139	153
3.400%, 01/15/2038	3,460	3,260
Medtronic
4.625%, 03/15/2045	5,453	5,845
4.375%, 03/15/2035	3,942	4,122
Merck
4.150%, 05/18/2043	3,190	3,298
Mylan
5.250%, 06/15/2046	510	478
5.200%, 04/15/2048 (A)	205	192
New York and Presbyterian Hospital
4.763%, 08/01/2116	859	874
NYU Langone Hospitals
4.428%, 07/01/2042	2,030	2,106
Pfizer
4.400%, 05/15/2044	900	942
4.000%, 12/15/2036	1,320	1,345
Stryker
4.625%, 03/15/2046	885	916
4.100%, 04/01/2043	1,425	1,359
Teva Pharmaceutical Finance Netherlands III
4.100%, 10/01/2046	2,840	2,092
Thermo Fisher Scientific
4.100%, 08/15/2047	765	735
UnitedHealth Group
6.875%, 02/15/2038	1,665	2,246
6.625%, 11/15/2037	555	729
4.625%, 07/15/2035	1,240	1,330
4.250%, 04/15/2047	2,000	2,007
4.250%, 06/15/2048	2,765	2,781
4.200%, 01/15/2047	925	926
Wyeth
6.000%, 02/15/2036	2,985	3,706
5.950%, 04/01/2037	936	1,140
Zoetis
4.450%, 08/20/2048	825	824

		140,969

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Industrials — 5.9%
3M MTN
3.625%, 10/15/2047	$750	$711
AerCap Ireland Capital DAC
3.875%, 01/23/2028	1,375	1,290
Amcor Finance USA
4.500%, 05/15/2028 (A)	1,020	1,029
American Airlines, Pass-Through Trust, Ser 2011-1, Cl A
5.250%, 01/31/2021	2	2
BAE Systems Holdings
4.750%, 10/07/2044 (A)	1,188	1,229
BAE Systems PLC
5.800%, 10/11/2041 (A)	630	731
Burlington Northern Santa Fe LLC
6.200%, 08/15/2036	3,150	3,892
6.150%, 05/01/2037	965	1,194
5.750%, 05/01/2040	550	660
4.900%, 04/01/2044	1,420	1,569
4.400%, 03/15/2042	2,690	2,776
4.150%, 12/15/2048	1,380	1,375
4.125%, 06/15/2047	800	799
4.050%, 06/15/2048	750	732
Canadian National Railway
6.200%, 06/01/2036	511	642
3.650%, 02/03/2048	1,915	1,822
Canadian Pacific Railway
6.125%, 09/15/2115	4,352	5,215
Caterpillar
5.200%, 05/27/2041	400	463
Continental Airlines, Pass-Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/2022	4,144	4,384
Crane
4.200%, 03/15/2048	820	779
CSX
4.750%, 05/30/2042	2,490	2,587
Delta Air Lines, Pass-Through Trust, Ser 2011-1, Cl A
5.300%, 04/15/2019	4	4
FedEx
5.100%, 01/15/2044	275	290
4.750%, 11/15/2045	272	274
4.550%, 04/01/2046	2,273	2,232
4.400%, 01/15/2047	1,020	968
4.100%, 02/01/2045	275	251
4.050%, 02/15/2048	210	192
3.900%, 02/01/2035	700	663
GE Capital International Funding Unlimited
4.418%, 11/15/2035	18,576	17,907
General Electric MTN
5.875%, 01/14/2038	5,734	6,558

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.794%, VAR ICE LIBOR USD 3 Month+0.480%, 08/15/2036	$1,250	$1,041
Ingersoll-Rand Global Holding
4.300%, 02/21/2048	790	770
Johnson Controls International
4.950%, 07/02/2064	1,410	1,347
L3 Technologies
4.400%, 06/15/2028	1,285	1,294
Lockheed Martin
4.700%, 05/15/2046	5,000	5,329
4.070%, 12/15/2042	2,033	1,974
3.600%, 03/01/2035	1,085	1,028
Norfolk Southern
5.100%, 08/01/2118	2,600	2,586
4.800%, 08/15/2043	528	544
4.450%, 06/15/2045	2,682	2,725
4.050%, 08/15/2052	664	624
3.942%, 11/01/2047	906	853
Northrop Grumman
4.750%, 06/01/2043	1,805	1,872
4.030%, 10/15/2047	1,380	1,293
3.850%, 04/15/2045	1,800	1,649
Northwest Airlines, Pass-Through Trust, Ser 2001-1, Cl A1
7.041%, 04/01/2022	202	217
Parker-Hannifin MTN
4.450%, 11/21/2044	840	877
Rockwell Collins
4.350%, 04/15/2047	1,400	1,361
Snap-on
4.100%, 03/01/2048	1,407	1,416
Union Pacific
4.500%, 09/10/2048	4,690	4,791
4.375%, 09/10/2038	840	859
3.799%, 10/01/2051	555	496
United Parcel Service
3.750%, 11/15/2047	1,260	1,174
United Technologies
5.700%, 04/15/2040	2,520	2,872
4.625%, 11/16/2048	2,025	2,050
4.500%, 06/01/2042	4,580	4,541
4.450%, 11/16/2038	330	329
4.125%, 11/16/2028	1,035	1,035
3.750%, 11/01/2046	2,735	2,422
US Airways, Pass-Through Trust, Ser 2010-1,Cl A
6.250%, 04/22/2023	1,096	1,172
Waste Management
3.900%, 03/01/2035	500	491
WW Grainger
4.600%, 06/15/2045	1,345	1,425

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.200%, 05/15/2047	$1,147	$1,150

		116,827

Information Technology — 4.2%
Activision Blizzard
4.500%, 06/15/2047	600	587
Alibaba Group Holding
4.200%, 12/06/2047	2,110	1,989
Apple
4.650%, 02/23/2046	3,089	3,373
4.500%, 02/23/2036	1,090	1,180
4.450%, 05/06/2044	1,150	1,213
4.375%, 05/13/2045	4,805	5,028
3.850%, 05/04/2043	205	198
3.850%, 08/04/2046	850	821
3.750%, 09/12/2047	750	712
3.750%, 11/13/2047	2,900	2,755
Broadcom
3.500%, 01/15/2028	1,000	903
Cisco Systems
5.900%, 02/15/2039	2,620	3,278
Dell International LLC
8.350%, 07/15/2046 (A)	1,295	1,589
8.100%, 07/15/2036 (A)	705	833
Fidelity National Information Services
4.750%, 05/15/2048	855	863
Hewlett Packard Enterprise
6.350%, 10/15/2045	1,517	1,567
Intel
3.734%, 12/08/2047	3,615	3,394
Juniper Networks
5.950%, 03/15/2041	2,430	2,443
Microsoft
4.875%, 12/15/2043	3,822	4,354
4.750%, 11/03/2055	180	207
4.250%, 02/06/2047	3,404	3,597
4.100%, 02/06/2037	3,415	3,561
4.000%, 02/12/2055	5,021	5,005
3.950%, 08/08/2056	1,555	1,539
3.750%, 02/12/2045	1,000	976
3.700%, 08/08/2046	4,845	4,682
3.450%, 08/08/2036	575	549
Oracle
4.375%, 05/15/2055	2,395	2,419
4.300%, 07/08/2034	3,880	4,001
4.125%, 05/15/2045	1,580	1,557
4.000%, 07/15/2046	1,720	1,658
4.000%, 11/15/2047	3,143	3,029
3.800%, 11/15/2037	5,355	5,151
QUALCOMM
4.800%, 05/20/2045	1,416	1,436
4.300%, 05/20/2047	2,097	1,971

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Texas Instruments
4.150%, 05/15/2048	$1,165	$1,184
Visa
4.300%, 12/14/2045	1,800	1,894
4.150%, 12/14/2035	1,520	1,592
3.650%, 09/15/2047	425	403

		83,491

Materials — 1.0%
BHP Billiton Finance USA
5.000%, 09/30/2043	1,885	2,114
Dow Chemical
4.625%, 10/01/2044	1,000	993
4.375%, 11/15/2042	2,115	2,003
4.250%, 10/01/2034	1,585	1,544
Eastman Chemical
4.650%, 10/15/2044	460	450
Glencore Finance Canada
6.000%, 11/15/2041 (A)	1,526	1,585
International Paper
5.150%, 05/15/2046	805	825
4.800%, 06/15/2044	2,195	2,173
4.350%, 08/15/2048	600	550
LyondellBasell Industries
4.625%, 02/26/2055	1,000	941
Nacional del Cobre de Chile
4.250%, 07/17/2042 (A)	1,050	984
Newmont Mining
6.250%, 10/01/2039	1,635	1,865
5.875%, 04/01/2035	265	302
Rohm & Haas
7.850%, 07/15/2029	1,910	2,476
Southern Copper
5.875%, 04/23/2045	110	120
Vulcan Materials
4.500%, 06/15/2047	390	355

		19,280

Real Estate — 1.2%
Alexandria Real Estate Equities
4.700%, 07/01/2030	250	256
4.500%, 07/30/2029	1,000	1,006
American Campus Communities Operating Partnership
3.625%, 11/15/2027	800	760
AvalonBay Communities MTN
3.200%, 01/15/2028	485	465
Crown Castle International
4.750%, 05/15/2047	500	481
Essex Portfolio
4.500%, 03/15/2048	1,380	1,379

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
HCP
6.750%, 02/01/2041	$970	$1,227
Healthcare Realty Trust
3.625%, 01/15/2028	700	660
Healthcare Trust of America Holdings
3.500%, 08/01/2026	1,740	1,638
Hospitality Properties Trust
4.375%, 02/15/2030	3,073	2,858
Life Storage
3.875%, 12/15/2027	500	476
Prologis
4.375%, 09/15/2048	375	390
Reckson Operating Partnership
7.750%, 03/15/2020	775	823
Regency Centers
4.400%, 02/01/2047	785	760
Simon Property Group
6.750%, 02/01/2040	1,634	2,157
Ventas Realty
5.700%, 09/30/2043	3,930	4,402
Welltower
5.125%, 03/15/2043	3,934	4,083
4.950%, 09/01/2048	722	730

		24,551

Telecommunication Services — 5.3%
America Movil
6.375%, 03/01/2035	440	522
6.125%, 03/30/2040	995	1,172
AT&T
6.000%, 08/15/2040	4,105	4,331
5.700%, 03/01/2057	1,333	1,341
5.550%, 08/15/2041	1,420	1,419
5.450%, 03/01/2047	1,095	1,086
5.350%, 09/01/2040	200	197
5.250%, 03/01/2037	1,485	1,475
5.150%, 11/15/2046 (A)	1,450	1,381
5.150%, 02/15/2050 (A)	6,375	5,954
4.800%, 06/15/2044	7,487	6,834
4.750%, 05/15/2046	1,940	1,754
4.550%, 03/09/2049	1,310	1,140
4.500%, 05/15/2035	4,930	4,584
4.500%, 03/09/2048	1,504	1,302
4.350%, 06/15/2045	10,082	8,646
Deutsche Telekom International Finance
8.750%, 06/15/2030	600	813
4.875%, 03/06/2042 (A)	1,255	1,260
Deutsche Telekom International Finance BV
4.375%, 06/21/2028 (A)	750	756
Rogers Communications
5.000%, 03/15/2044	2,800	2,921

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	9

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
SES GLOBAL Americas Holdings GP
5.300%, 03/25/2044 (A)	$3,123	$2,733
Sprint Spectrum LLC
5.152%, 03/20/2028 (A)	1,780	1,779
Telefonica Emisiones SAU
5.213%, 03/08/2047	2,025	2,012
4.895%, 03/06/2048	60	57
Time Warner
4.650%, 06/01/2044	2,028	1,859
Verizon Communications
5.250%, 03/16/2037	4,060	4,300
5.012%, 08/21/2054	7,888	7,703
4.862%, 08/21/2046	2,153	2,129
4.812%, 03/15/2039	1,400	1,408
4.750%, 11/01/2041	760	740
4.672%, 03/15/2055	4,555	4,185
4.522%, 09/15/2048	4,853	4,567
4.500%, 08/10/2033	7,695	7,602
4.400%, 11/01/2034	3,000	2,902
4.272%, 01/15/2036	2,180	2,059
3.850%, 11/01/2042	4,347	3,745
Vodafone Group
5.250%, 05/30/2048	4,016	4,049
5.000%, 05/30/2038	425	424
4.375%, 02/19/2043	1,080	977
Warner Media LLC
4.850%, 07/15/2045	700	655

		104,773

Utilities — 8.9%
AEP Texas
3.850%, 10/01/2025 (A)	1,000	1,001
Alabama Power
4.300%, 07/15/2048	3,050	3,098
4.150%, 08/15/2044	1,045	1,033
3.700%, 12/01/2047	1,546	1,432
Ameren Illinois
3.700%, 12/01/2047	785	741
American Water Capital
3.750%, 09/01/2047	200	185
Appalachian Power
4.450%, 06/01/2045	650	672
Arizona Public Service
4.200%, 08/15/2048	1,345	1,344
Baltimore Gas & Electric
5.200%, 06/15/2033	3,413	3,773
Berkshire Hathaway Energy
6.125%, 04/01/2036	6,731	8,175
4.450%, 01/15/2049 (A)	2,679	2,706
Black Hills
4.350%, 05/01/2033	710	713
4.200%, 09/15/2046	500	479

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Brooklyn Union Gas
4.273%, 03/15/2048 (A)	$1,945	$1,957
Bruce Mansfield Unit 1 2007, Pass-Through Trust
6.850%, 06/01/2034 (C)	1,247	773
CenterPoint Energy Resources
6.250%, 02/01/2037	791	924
Cleco Power
6.000%, 12/01/2040	750	876
Commonwealth Edison
4.350%, 11/15/2045	1,530	1,584
4.000%, 03/01/2048	2,000	1,970
3.700%, 08/15/2028	1,935	1,947
3.700%, 03/01/2045	1,649	1,547
Consolidated Edison of New York
6.750%, 04/01/2038	960	1,282
6.300%, 08/15/2037	1,440	1,838
4.500%, 05/15/2058	750	760
4.450%, 03/15/2044	2,445	2,539
Dominion Energy
5.250%, 08/01/2033	3,830	4,130
4.900%, 08/01/2041	2,715	2,848
DTE Electric
4.050%, 05/15/2048	940	942
Duke Energy Carolinas LLC
6.100%, 06/01/2037	3,090	3,802
6.000%, 01/15/2038	614	758
5.300%, 02/15/2040	3,730	4,314
4.250%, 12/15/2041	1,500	1,534
3.875%, 03/15/2046	1,000	959
3.750%, 06/01/2045	175	165
Duke Energy Florida LLC
6.400%, 06/15/2038	415	537
6.350%, 09/15/2037	830	1,072
Duke Energy Indiana LLC
6.350%, 08/15/2038	685	882
4.900%, 07/15/2043	1,290	1,440
3.750%, 05/15/2046	1,680	1,576
Duke Energy Progress LLC
4.375%, 03/30/2044	3,885	4,035
Duquesne Light Holdings
5.900%, 12/01/2021 (A)	750	794
Electricite de France
6.000%, 01/22/2114 (A)	2,731	2,874
4.950%, 10/13/2045 (A)	1,060	1,100
4.750%, 10/13/2035 (A)	1,360	1,408
Elm Road Generating Station Supercritical
5.848%, 01/19/2041 (A)	2,007	2,190
Enel Finance International
4.750%, 05/25/2047 (A)	835	801
Eversource Energy
2.800%, 05/01/2023	655	634

10	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Exelon
4.950%, 06/15/2035	$1,650	$1,734
Exelon Generation LLC
5.600%, 06/15/2042	2,555	2,617
FirstEnergy
4.850%, 07/15/2047	510	524
FirstEnergy Transmission LLC
5.450%, 07/15/2044 (A)	2,035	2,277
Florida Power & Light
5.960%, 04/01/2039	1,965	2,493
5.690%, 03/01/2040	1,401	1,744
5.650%, 02/01/2037	2,500	2,996
5.400%, 09/01/2035	3,200	3,688
3.700%, 12/01/2047	390	372
Georgia Power
4.300%, 03/15/2042	1,535	1,483
Indianapolis Power & Light
6.050%, 10/01/2036 (A)	1,291	1,551
4.700%, 09/01/2045 (A)	1,530	1,620
ITC Holdings
3.250%, 06/30/2026	500	474
Jersey Central Power & Light
6.400%, 05/15/2036	1,425	1,697
KCP&L Greater Missouri Operations
8.270%, 11/15/2021	2,600	2,932
KeySpan Gas East
5.819%, 04/01/2041 (A)	2,185	2,692
Metropolitan Edison
7.700%, 01/15/2019	350	356
MidAmerican Energy
4.800%, 09/15/2043	725	800
4.400%, 10/15/2044	1,450	1,522
4.250%, 05/01/2046	1,500	1,543
MidAmerican Energy MTN
5.800%, 10/15/2036	660	801
Narragansett Electric
4.170%, 12/10/2042 (A)	1,990	1,952
Niagara Mohawk Power
2.721%, 11/28/2022 (A)	700	682
NiSource
5.950%, 06/15/2041	545	638
Northern States Power
5.350%, 11/01/2039	2,695	3,148
3.600%, 09/15/2047	1,800	1,684
3.400%, 08/15/2042	850	781
NSTAR Electric
4.400%, 03/01/2044	890	926
Oglethorpe Power
5.250%, 09/01/2050	1,870	2,032
Oncor Electric Delivery LLC
5.300%, 06/01/2042	3,365	3,945
5.250%, 09/30/2040	1,600	1,855

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Pacific Gas & Electric
6.350%, 02/15/2038	$535	$615
6.250%, 03/01/2039	660	747
6.050%, 03/01/2034	272	306
4.750%, 02/15/2044	254	250
4.600%, 06/15/2043	1,525	1,465
4.250%, 03/15/2046	520	479
3.950%, 12/01/2047	2,154	1,897
PacifiCorp
6.000%, 01/15/2039	935	1,168
PECO Energy
3.900%, 03/01/2048	885	869
Piedmont Natural Gas
4.650%, 08/01/2043	330	353
PPL Electric Utilities
4.150%, 06/15/2048	655	663
Public Service Electric & Gas MTN
4.050%, 05/01/2048	960	970
4.000%, 06/01/2044	1,000	986
Public Service of Colorado
6.500%, 08/01/2038	725	953
6.250%, 09/01/2037	1,290	1,654
Puget Sound Energy
4.223%, 06/15/2048	1,100	1,131
Sempra Energy
6.000%, 10/15/2039	1,565	1,850
3.800%, 02/01/2038	945	870
South Carolina Electric & Gas
4.250%, 08/15/2028	700	702
Southern California Edison
6.050%, 03/15/2039	1,805	2,185
4.650%, 10/01/2043	2,380	2,510
4.500%, 09/01/2040	2,120	2,168
3.900%, 03/15/2043	350	327
Southern California Gas
3.750%, 09/15/2042	1,090	1,036
Southern Gas Capital
5.875%, 03/15/2041	2,593	3,020
4.400%, 06/01/2043	1,000	989
Southwestern Electric Power
6.200%, 03/15/2040	2,835	3,459
Tampa Electric
4.300%, 06/15/2048	1,900	1,914
Union Electric
8.450%, 03/15/2039	1,840	2,810
Virginia Electric & Power
4.450%, 02/15/2044	750	765
4.200%, 05/15/2045	700	691
4.000%, 01/15/2043	450	436

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	11

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.450%, 02/15/2024	$530	$529

		176,470

Total Corporate Obligations (Cost $1,244,470) ($ Thousands)		1,262,684

U.S. TREASURY OBLIGATIONS — 26.9%
U.S. Treasury Bills (B)
1.965%, 10/25/2018	22,013	21,951
1.895%, 09/13/2018	2,141	2,140
U.S. Treasury Bonds
4.500%, 05/15/2038	52,526	64,831
4.250%, 05/15/2039	560	672
3.875%, 08/15/2040	985	1,128
3.750%, 08/15/2041	2,595	2,922
3.750%, 11/15/2043	11,160	12,623
3.625%, 08/15/2043	14,332	15,883
3.625%, 02/15/2044	13,811	15,330
3.125%, 11/15/2041	9,030	9,232
3.125%, 02/15/2043	4,235	4,323
3.125%, 05/15/2048	55,290	56,575
3.000%, 05/15/2045	8,865	8,854
3.000%, 02/15/2047	3,890	3,885
3.000%, 05/15/2047	51,812	51,719
3.000%, 02/15/2048	33,382	33,319
3.000%, 08/15/2048	24,355	24,311
2.750%, 08/15/2047	34,830	33,075
2.750%, 11/15/2047	30,320	28,786
2.500%, 02/15/2045	10,286	9,331
2.500%, 02/15/2046	37,425	33,851
2.500%, 05/15/2046	75,445	68,204
2.250%, 08/15/2046	1,055	904
U.S. Treasury Inflation-Protected Securities
1.000%, 02/15/2048	1,216	1,247
U.S. Treasury Notes
2.875%, 08/15/2028	10,775	10,795
2.750%, 02/15/2028	2,444	2,422
2.000%, 02/15/2025	14,445	13,764

Total U.S. Treasury Obligations (Cost $527,358) ($ Thousands)		532,077

MUNICIPAL BONDS — 4.6%
California — 2.1%
Bay Area, Toll Authority, Build America Project, RB
6.263%, 04/01/2049	1,200	1,664

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Build America Project, GO
7.625%, 03/01/2040	$1,540	$2,280
7.550%, 04/01/2039	295	438
7.500%, 04/01/2034	4,965	6,977
7.300%, 10/01/2039	1,000	1,414
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	590	863
Los Angeles, Community College District, Ser D, GO
6.680%, 08/01/2036	2,965	4,031
Los Angeles, Department of Water & Power, Build America Project, RB
6.574%, 07/01/2045	600	851
6.008%, 07/01/2039	3,000	3,648
Los Angeles, Unified School District, Build America Project, GO
5.750%, 07/01/2034	1,875	2,283
Los Angeles, Unified School District, Build America Project, Ser RY, GO
6.758%, 07/01/2034	2,360	3,119
Regents of the University of California, Medical Center Pooled Revenue, Build America Project, Ser H, RB
6.548%, 05/15/2048	1,480	1,976
San Francisco, Public Utilities Commission Water Revenue, Build America Project, Ser DE, RB
6.000%, 11/01/2040	3,805	4,760
Santa Clara Valley, Transportation Authority, Build America Project, RB
5.876%, 04/01/2032	1,115	1,305
State of California, Build America Project, GO
7.350%, 11/01/2039	2,415	3,424
University of California, Ser AD, RB
4.858%, 05/15/2112	2,175	2,279

		41,312

District of Columbia — 0.1%
District of Columbia, Water & Sewer Authority, RB
4.814%, 10/01/2114	1,505	1,647

Florida — 0.2%
City of Gainesville, Build America Project, RB
6.024%, 10/01/2040	3,650	4,618

Georgia — 0.1%
Georgia State, Municipal Electric Authority, Build America Project, RB
6.637%, 04/01/2057	1,936	2,363

12	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Illinois — 0.3%
Illinois State, Finance Authority, RB Callable 06/01/2022 @ 100
4.000%, 06/01/2047	$1,260	$1,266
Illinois State, GO
5.100%, 06/01/2033	900	869
Metropolitan Water Reclamation District of Greater Chicago, GO
5.720%, 12/01/2038	2,630	3,220

		5,355

Massachusetts — 0.1%
Massachusetts State, Build America Project, Ser D, GO
4.500%, 08/01/2031	1,000	1,076

Michigan — 0.1%
Michigan State University, Build America Project, Ser B, RB Callable 02/15/2030 @ 100
6.173%, 02/15/2050	2,000	2,383

Missouri — 0.1%
Missouri State, Health & Educational Facilities Authority, RB
3.086%, 09/15/2051	2,065	1,740
Missouri State, Joint Municipal Electric Utility Commission, Build America Project, Ser A, RB
6.890%, 01/01/2042	600	764

		2,504

New Jersey — 0.1%
New Jersey State, Turnpike Authority, Build America Project, RB
7.414%, 01/01/2040	60	87
7.102%, 01/01/2041	1,300	1,827

		1,914

New York — 1.1%
City of New York, Build America Project, GO Callable 10/01/2020 @ 100
5.817%, 10/01/2031	2,950	3,108
Metropolitan Transportation Authority, Build America Project, RB
6.548%, 11/15/2031	500	617
New York & New Jersey, Port Authority, RB
4.458%, 10/01/2062	1,450	1,541
New York City, Municipal Water Finance Authority, Build America Project, RB
5.440%, 06/15/2043	1,125	1,377

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York City, Municipal Water Finance Authority, Build America Project, RB Callable 06/15/2020 @ 100
6.491%, 06/15/2042	$6,630	$7,009
New York City, Municipal Water Finance Authority, RB Callable 12/15/2020 @ 100
5.375%, 06/15/2043	600	646
New York City, Transitional Finance Authority, Build America Project, RB
5.572%, 11/01/2038	645	767
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser Callable 08/01/2028 @ 100
3.730%, 08/01/2029	1,735	1,740
New York State, Dormitory Authority, Build America Project, RB
5.500%, 03/15/2030	2,645	3,004
5.289%, 03/15/2033	1,550	1,765

		21,574

Ohio — 0.0%
Ohio State University, Build America Project, RB
4.910%, 06/01/2040	535	613
Ohio State University, Build America Project, Ser A, RB
4.800%, 06/01/2111	115	123

		736

Texas — 0.3%
Dallas, Convention Center Hotel Development, Build America Project, RB
7.088%, 01/01/2042	600	789
Grand Parkway Transportation, Sub-Ser E, RB
5.184%, 10/01/2042	930	1,083
North Texas, Tollway Authority, Build America Project, RB
6.718%, 01/01/2049	490	702
Permanent University Fund - University of Texas System, Ser S, RB Callable 01/01/2047 @ 100
3.376%, 07/01/2047	560	518
Texas State, Transportation Commission Highway Fund, Build America Project, Ser B, RB
5.178%, 04/01/2030	1,285	1,455

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	13

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
University of Texas, Permanent University Fund, Build America Project, RB
5.262%, 07/01/2039	$855	$1,037

		5,584

Total Municipal Bonds (Cost $83,462) ($ Thousands)		91,066

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.4%
FHLMC
6.750%, 03/15/2031	1,080	1,470
FNMA, PO MTN
0.000%, 05/15/2030 (B)	8,380	5,628
Residual Funding STRIPS
3.881%, 04/15/2030 (B)	17,770	12,179
Tennessee Valley Authority
5.250%, 09/15/2039	4,490	5,607
Tennessee Valley Authority STRIPS, PO
0.000%, 01/15/2038 (B)	3,700	1,851

Total U.S. Government Agency Obligations (Cost $25,571) ($ Thousands)		26,735

MORTGAGE-BACKED SECURITIES — 1.0%

Agency Mortgage-Backed Obligations — 1.0%
FHLMC CMO, Ser 2004-2733, Cl ME
5.000%, 01/15/2034	134	144
FHLMC CMO, Ser 2004-2748, Cl ZT
5.500%, 02/15/2024	835	865
FHLMC CMO, Ser 2010-3756, Cl PZ
4.000%, 11/15/2040	6,814	7,083
FHLMC CMO, Ser 2013-4150, Cl JZ
3.000%, 01/15/2043	3,310	3,054
FNMA CMO, Ser 2004-12, Cl ZX
6.000%, 03/25/2034	1,143	1,280
FNMA CMO, Ser 2004-80, Cl XZ
5.000%, 11/25/2034	617	648
FNMA CMO, Ser 2007-68, Cl SC, IO
4.635%, VAR LIBOR USD 1 Month+6.700%, 07/25/2037	28	4
GNMA ARM
3.625%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.500%, 06/20/2032	49	50
GNMA CMO, Ser 2004-93, Cl PC
5.000%, 04/16/2034	3	3
GNMA CMO, Ser 2009-8, Cl PS, IO
4.237%, VAR LIBOR USD 1 Month+6.300%, 08/16/2038	76	6

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2010-4, Cl NS, IO 4.327%, VAR LIBOR USD 1 Month+6.390%, 01/16/2040	$97	$15
GNMA CMO, Ser 2011-70, Cl BO, PO
0.000%, 05/20/2041 (B)	7,347	5,559

		18,711

Non-Agency Mortgage-Backed Obligations — 0.0%
DSLA Mortgage Loan Trust, Ser 2005-AR2, Cl 2A1A
2.287%, VAR ICE LIBOR USD 1 Month+0.210%, 03/19/2045	83	81
Harborview Mortgage Loan Trust, Ser 2004-8, Cl 2A4A
2.877%, VAR ICE LIBOR USD 1 Month+0.800%, 11/19/2034	149	145
Harborview Mortgage Loan Trust, Ser 2005-11, Cl 2A1A
2.697%, VAR ICE LIBOR USD 1 Month+0.620%, 08/19/2045	184	182
Indymac Index Mortgage Loan Trust, Ser 2004-AR12, Cl A1
2.845%, VAR ICE LIBOR USD 1 Month+0.780%, 12/25/2034	92	83
Indymac Index Mortgage Loan Trust, Ser 2004-AR5, Cl 2A1B
2.865%, VAR ICE LIBOR USD 1 Month+0.800%, 08/25/2034	36	33
Indymac Index Mortgage Loan Trust, Ser 2004-AR6, Cl 6A1
4.481%, 10/25/2034 (D)	24	23
Indymac Index Mortgage Loan Trust, Ser 2004-AR7, Cl A2
2.925%, VAR ICE LIBOR USD 1 Month+0.860%, 09/25/2034	18	17
Indymac Index Mortgage Loan Trust, Ser 2005-AR18, Cl 2A1A
2.375%, VAR ICE LIBOR USD 1 Month+0.310%, 10/25/2036	11	9
Residential Asset Mortgage Products, Ser 2004-SL1, Cl A7
7.000%, 11/25/2031	15	16

Residential Asset Mortgage Products, Ser 2004-SL3, Cl A2
6.500%, 12/25/2031	4	4
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
4.032%, 12/25/2034 (D)	29	29
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR2, Cl 2A21
2.395%, VAR ICE LIBOR USD 1 Month+0.330%, 01/25/2045	95	94

14	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR8, Cl 1A3
4.015%, 04/25/2036 (D)	$29	$29

		745

Total Mortgage-Backed Securities (Cost $14,969) ($ Thousands)		19,456

SOVEREIGN DEBT — 0.6%
Chile Government International Bond
3.860%, 06/21/2047	640	610
Colombia Government International Bond
5.625%, 02/26/2044	990	1,076
Israel Government AID Bond
5.500%, 09/18/2033	1,400	1,748
Mexico Government International Bond
6.050%, 01/11/2040	216	242
5.750%, 10/12/2110	474	475
4.600%, 01/23/2046	2,790	2,593
United Mexican States
5.550%, 01/21/2045	1,670	1,779
4.350%, 01/15/2047	1,350	1,225
Uruguay Government International Bond
5.100%, 06/18/2050	2,060	2,095

Total Sovereign Debt (Cost $11,670) ($ Thousands)		11,843

ASSET-BACKED SECURITIES — 0.0%

Mortgage Related Securities — 0.0%

Conseco Finance, Ser 1998-2, Cl A5
6.240%, 12/01/2028	17	17

Other Asset-Backed Securities — 0.0%
Citicorp Residential Mortgage Securities, Ser 2007-1, Cl A5
5.389%, 03/25/2037	180	187

Total Asset-Backed Securities (Cost $156) ($ Thousands)		204

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 0.7%

SEI Daily Income Trust, Government Fund, Cl F
1.750%**†	14,537,168	$14,537

Total Cash Equivalent (Cost $14,537) ($ Thousands)		14,537

Total Investments in Securities— 99.0% (Cost $1,922,193) ($ Thousands)		$1,958,602

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	15

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Long Duration Fund (Continued)

The open futures contracts held by the Fund at August 31, 2018, are as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
U.S. 10-Year Treasury Note	196	Dec-2018	$23,566	$23,572	$6
U.S. 2-Year Treasury Note	163	Dec-2018	34,458	34,452	(6)
U.S. 5-Year Treasury Note	(132)	Dec-2018	(14,978)	(14,968)	10
U.S. Long Treasury Bond	(105)	Dec-2018	(15,183)	(15,143)	40
U.S. Ultra Long Treasury Bond	427	Dec-2018	68,266	68,026	(240)
Ultra 10-Year U.S. Treasury Note	(75)	Dec-2018	(9,625)	(9,604)	21

			$86,504	$86,335	$(169)

Percentages are based on Net Assets of $1,978,955 ($ Thousands).
**	Rate shown is the 7-day effective yield as of August 31, 2018.
†	Investment in Affiliated Security.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2018, the value of these securities amounted to $127,004 ($ Thousands), representing 6.42% of the Net Assets of the Fund.

(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(C)	Security is in default on interest payment.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

ARM – Adjustable Rate Mortgage

Cl – Class

CMO – Collateralized Mortgage Obligation

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

GO – General Obligation

ICE– Intercontinental Exchange

IO – Interest Only – face amount represents notional amount.

LIBOR – London Interbank Offered Rate

LLC – Limited Liability Company

MTN – Medium Term Note

PLC – Public Limited Company

PO – Principal Only

RB – Revenue Bond

Ser – Series

STRIPS – Separately Traded Registered Interest and Principal Securities USD – United States Dollar

VAR – Variable Rate

The following is a list of the level of inputs used as of August 31, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands).

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$–	$1,262,684	$–	$1,262,684
U.S. Treasury Obligations	33,851	498,226	–	532,077
Municipal Bonds	–	91,066	–	91,066
U.S. Government Agency
Obligations	–	26,735	–	26,735
Mortgage-Backed Securities	–	19,456	–	19,456
Sovereign Debt	–	11,843	–	11,843
Asset-Backed Securities	–	204	–	204
Cash Equivalent	14,537	–	–	14,537

Total Investments in Securities	$48,388	$1,910,214	$–	$1,958,602

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$77	$–	$–	$77
Unrealized Depreciation	(246)	–	–	(246)

Total Other Financial Instruments	$(169)	$–	$–	$(169)

* Futures contracts valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended August 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2018, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “–” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of transactions with affiliates for the period ended August 31, 2018 ($ Thousands).

Security Description	Value 5/31/2018	Purchases at Cost	Proceeds from Sales	Value 8/31/2018	Dividend Income
SEI Daily Income Trust, Government Fund, CI F	$26,628	$275,484	$(287,575)	$14,537	$121

16	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Long Duration Credit Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 85.3%
Consumer Discretionary — 6.3%
21st Century Fox America
6.750%, 01/09/2038	$525	$665
6.200%, 12/15/2034	2,779	3,383
4.750%, 09/15/2044	475	503
Alimentation Couche-Tard
4.500%, 07/26/2047 (A)	900	857
Amazon.com
4.250%, 08/22/2057	1,880	1,883
4.050%, 08/22/2047	20,459	20,237
3.875%, 08/22/2037	8,362	8,272
CBS
5.900%, 10/15/2040	40	44
Charter Communications Operating LLC
6.834%, 10/23/2055	580	638
6.484%, 10/23/2045	1,910	2,041
6.384%, 10/23/2035	790	846
5.750%, 04/01/2048	1,000	985
Comcast
6.550%, 07/01/2039	315	384
6.500%, 11/15/2035	2,096	2,548
6.400%, 05/15/2038	2,837	3,433
6.400%, 03/01/2040	735	884
5.650%, 06/15/2035	5,670	6,356
4.750%, 03/01/2044	2,900	2,946
4.650%, 07/15/2042	2,950	2,961
4.600%, 08/15/2045	6,340	6,249
4.500%, 01/15/2043	6,885	6,671
4.400%, 08/15/2035	1,800	1,795
4.250%, 01/15/2033	5,750	5,728
4.200%, 08/15/2034	18,735	18,336
4.049%, 11/01/2052	19,243	17,090
4.000%, 03/01/2048	1,180	1,069
3.999%, 11/01/2049	2,259	2,046
3.969%, 11/01/2047	3,915	3,553
3.900%, 03/01/2038	4,330	4,018
3.400%, 07/15/2046	13,329	11,058
3.200%, 07/15/2036	1,000	861
Cox Enterprises
7.375%, 07/15/2027 (A)	500	601
Daimler Finance North America LLC
3.750%, 02/22/2028 (A)	6,490	6,406
Discovery Communications LLC
6.350%, 06/01/2040	2,857	3,136
Grupo Televisa
6.625%, 01/15/2040	20	23
Home Depot
5.950%, 04/01/2041	2,465	3,084
5.875%, 12/16/2036	2,383	2,932
4.875%, 02/15/2044	855	949
4.400%, 03/15/2045	7,390	7,646
4.250%, 04/01/2046	11,686	11,913

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.200%, 04/01/2043	$3,890	$3,946
3.900%, 06/15/2047	13,230	12,817
3.750%, 02/15/2024	355	364
3.350%, 09/15/2025	1,040	1,036
Kohl’s
5.550%, 07/17/2045	3,119	3,014
Lowe’s
4.375%, 09/15/2045	3,340	3,391
4.250%, 09/15/2044	3,750	3,752
4.050%, 05/03/2047	13,531	13,232
3.700%, 04/15/2046	2,622	2,409
McDonald’s MTN
4.450%, 09/01/2048	2,440	2,422
NBCUniversal Media LLC
5.950%, 04/01/2041	4,185	4,859
4.450%, 01/15/2043	2,780	2,679
4.375%, 04/01/2021	65	67
2.875%, 01/15/2023	225	220
Newell Brands
5.500%, 04/01/2046	1,405	1,348
NIKE
3.625%, 05/01/2043	1,670	1,583
QVC
5.950%, 03/15/2043	2,590	2,412
5.450%, 08/15/2034	495	450
Starbucks
4.500%, 11/15/2048	2,950	2,904
Target
7.000%, 01/15/2038	440	595
6.500%, 10/15/2037	2,601	3,339
4.000%, 07/01/2042	8,276	8,126
Thomson Reuters
4.500%, 05/23/2043	290	273
Time Warner Cable
5.875%, 11/15/2040	160	160
Time Warner Entertainment
8.375%, 07/15/2033	1,620	2,037
Viacom
5.250%, 04/01/2044	190	185
4.850%, 12/15/2034	300	286
Walt Disney
4.125%, 12/01/2041	2,315	2,301
Walt Disney MTN
4.125%, 06/01/2044	1,104	1,095

		256,332

Consumer Staples — 9.9%
Advocate Health & Hospitals
4.272%, 08/15/2048	2,717	2,780
Altria Group
10.200%, 02/06/2039	2,501	4,060
9.950%, 11/10/2038	1,665	2,643

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.375%, 01/31/2044	$730	$800
4.250%, 08/09/2042	420	392
3.875%, 09/16/2046	10,183	9,068
Anheuser-Busch InBev Finance
4.900%, 02/01/2046	63,143	64,793
4.700%, 02/01/2036	34,696	35,238
Anheuser-Busch InBev Worldwide
8.200%, 01/15/2039	2,395	3,423
8.000%, 11/15/2039	3,076	4,316
4.950%, 01/15/2042	1,805	1,881
4.750%, 04/15/2058	7,930	7,803
4.600%, 04/15/2048	14,399	14,179
4.439%, 10/06/2048	4,387	4,201
4.375%, 04/15/2038	4,365	4,268
3.750%, 07/15/2042	670	597
Baptist Health South Florida
4.342%, 11/15/2041	610	601
BAT Capital
4.540%, 08/15/2047 (A)	3,500	3,237
4.390%, 08/15/2037 (A)	8,480	7,907
Bayer US Finance II LLC
4.875%, 06/25/2048 (A)	6,070	5,948
4.700%, 07/15/2064 (A)	1,645	1,439
4.625%, 06/25/2038 (A)	2,770	2,701
4.400%, 07/15/2044 (A)	675	614
Baylor Scott & White Holdings
2.650%, 11/15/2026	1,235	1,133
Boston University
4.061%, 10/01/2048	1,800	1,832
Bowdoin College
4.693%, 07/01/2112	1,531	1,552
Clorox
3.100%, 10/01/2027	2,650	2,510
Coca-Cola Femsa
5.250%, 11/26/2043	3,070	3,423
Dartmouth-Hitchcock Health
4.178%, 08/01/2048	7,046	7,078
Diageo Capital
5.875%, 09/30/2036	485	590
3.875%, 04/29/2043	4,560	4,496
Duke University Health System
3.920%, 06/01/2047	3,625	3,583
Ford Foundation
3.859%, 06/01/2047	2,500	2,499
General Mills
4.700%, 04/17/2048	1,000	979
Grupo Bimbo
4.875%, 06/27/2044 (A)	680	656
4.700%, 11/10/2047 (A)	1,085	1,016
Heineken
4.350%, 03/29/2047 (A)	700	705

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Indiana University Health Obligated Group
3.970%, 11/01/2048	$2,310	$2,305
Johns Hopkins Health System
3.837%, 05/15/2046	640	623
Johns Hopkins University
4.083%, 07/01/2053	2,000	2,020
Kaiser Foundation Hospitals
4.150%, 05/01/2047	5,860	6,022
Kimberly-Clark
5.300%, 03/01/2041	555	654
3.900%, 05/04/2047	5,100	5,033
Kraft Heinz Foods
7.125%, 08/01/2039 (A)	1,890	2,294
6.750%, 03/15/2032	575	685
4.375%, 06/01/2046	1,060	929
Maple Escrow Subsidiary
4.985%, 05/25/2038 (A)	1,630	1,666
Massachusetts Institute of Technology
5.600%, 07/01/2111	3,400	4,377
3.959%, 07/01/2038	1,927	1,984
New York and Presbyterian Hospital
4.063%, 08/01/2056	2,200	2,179
Northwell Healthcare
4.260%, 11/01/2047	790	762
Northwestern University
3.688%, 12/01/2038	2,070	2,049
Novartis Capital
4.000%, 11/20/2045	3,935	3,977
NYU Langone Hospitals
5.750%, 07/01/2043	2,040	2,533
4.368%, 07/01/2047	1,950	1,972
Partners Healthcare System
3.765%, 07/01/2048	1,000	940
PepsiCo
4.600%, 07/17/2045	4,280	4,655
4.250%, 10/22/2044	1,000	1,032
4.000%, 05/02/2047	5,504	5,460
3.450%, 10/06/2046	17,025	15,474
3.000%, 08/25/2021	16	16
Philip Morris International
6.375%, 05/16/2038	910	1,101
4.875%, 11/15/2043	2,150	2,236
4.500%, 03/20/2042	8,840	8,796
4.375%, 11/15/2041	1,750	1,715
4.250%, 11/10/2044	6,116	5,841
4.125%, 03/04/2043	9,035	8,529
3.875%, 08/21/2042	3,795	3,466
President & Fellows of Harvard College
3.619%, 10/01/2037	400	396
Princeton University
5.700%, 03/01/2039	1,399	1,783

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Procter & Gamble
3.500%, 10/25/2047	$1,355	$1,271
Providence St. Joseph Health Obligated Group
3.744%, 10/01/2047	1,640	1,532
Reynolds American
8.125%, 05/01/2040	1,140	1,515
6.150%, 09/15/2043	20	22
Roche Holdings
2.375%, 01/28/2027 (A)	3,815	3,519
Stanford Health Care
3.795%, 11/15/2048	9,287	9,042
Sysco
4.450%, 03/15/2048	1,110	1,104
University of Chicago
4.411%, 10/01/2044	715	731
University of Southern California
3.841%, 10/01/2047	1,580	1,603
3.028%, 10/01/2039	2,300	2,087
Walgreen
4.400%, 09/15/2042	30	27
Walmart
4.050%, 06/29/2048	35,983	36,391
4.000%, 04/11/2043	5,690	5,686
3.950%, 06/28/2038	9,220	9,297
3.625%, 12/15/2047	8,485	8,021

		400,293

Energy — 5.3%
Anadarko Petroleum
6.450%, 09/15/2036	1,040	1,209
4.870%, 10/10/2036 (B)	15,000	6,464
Apache
6.000%, 01/15/2037	1,735	1,918
BG Energy Capital
5.125%, 10/15/2041 (A)	5,840	6,462
BP Capital Markets
3.723%, 11/28/2028	3,865	3,868
3.279%, 09/19/2027	4,415	4,272
Canadian Oil Sands
6.000%, 04/01/2042 (A)	2,375	2,480
Cenovus Energy
6.750%, 11/15/2039	1,295	1,483
Chevron
2.954%, 05/16/2026	2,430	2,337
Colonial Pipeline
4.250%, 04/15/2048 (A)	5,185	5,086
Conoco Funding
6.950%, 04/15/2029	2,798	3,521
ConocoPhillips
6.500%, 02/01/2039	12,716	16,519
5.900%, 05/15/2038	2,400	2,920

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.300%, 11/15/2044	$7,870	$8,146
ConocoPhillips Canada Funding I
5.950%, 10/15/2036	390	472
Devon Financing
7.875%, 09/30/2031	1,315	1,656
Ecopetrol
5.875%, 05/28/2045	1,125	1,115
Energy Transfer Partners
8.250%, 11/15/2029	750	914
6.050%, 06/01/2041	1,460	1,526
6.000%, 06/15/2048	505	537
4.900%, 03/15/2035	82	77
Eni
5.700%, 10/01/2040 (A)	2,620	2,806
EnLink Midstream Partners
5.050%, 04/01/2045	3,170	2,684
Enterprise Products Operating LLC
5.950%, 02/01/2041	2,330	2,693
5.750%, 03/01/2035	185	205
4.250%, 02/15/2048	1,395	1,315
Equinor
6.500%, 12/01/2028 (A)	2,490	3,008
5.100%, 08/17/2040	1,415	1,619
4.800%, 11/08/2043	2,284	2,505
3.950%, 05/15/2043	1,430	1,389
Exxon Mobil
4.114%, 03/01/2046	1,269	1,303
3.567%, 03/06/2045	12,815	12,002
Kinder Morgan
5.550%, 06/01/2045	845	883
5.300%, 12/01/2034	500	510
Marathon Petroleum
5.000%, 09/15/2054	1,030	1,004
Motiva Enterprises
6.850%, 01/15/2040 (A)	4,710	5,362
MPLX
5.200%, 03/01/2047	1,650	1,650
4.700%, 04/15/2048	3,240	3,035
4.500%, 04/15/2038	475	443
Noble Energy
6.000%, 03/01/2041	360	390
5.250%, 11/15/2043	400	405
Northern Natural Gas
4.300%, 01/15/2049 (A)	465	463
Occidental Petroleum
4.400%, 04/15/2046	3,280	3,377
4.200%, 03/15/2048	6,715	6,743
4.100%, 02/15/2047	2,415	2,375
Petroleos Mexicanos
6.350%, 02/12/2048 (A)	1,585	1,407
Petroleos Mexicanos MTN
6.750%, 09/21/2047	1,515	1,402

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Shell International Finance BV
6.375%, 12/15/2038	$6,206	$8,051
5.500%, 03/25/2040	2,500	2,967
4.550%, 08/12/2043	5,145	5,463
4.375%, 05/11/2045	6,640	6,861
4.125%, 05/11/2035	6,511	6,640
4.000%, 05/10/2046	8,070	7,942
3.750%, 09/12/2046	9,674	9,074
3.625%, 08/21/2042	305	283
Southern Natural Gas
7.350%, 02/15/2031	1,615	1,960
Spectra Energy Partners
5.950%, 09/25/2043	160	179
Suncor Energy
5.950%, 12/01/2034	740	865
TC PipeLines
4.375%, 03/13/2025	1,300	1,297
Tennessee Gas Pipeline
8.375%, 06/15/2032	2,200	2,769
TransCanada PipeLines
7.250%, 08/15/2038	1,765	2,277
6.100%, 06/01/2040	1,660	1,911
5.000%, 10/16/2043	1,275	1,316
4.875%, 05/15/2048	5,490	5,652
4.750%, 05/15/2038	1,725	1,766
4.625%, 03/01/2034	10,968	11,120
Williams Partners
6.300%, 04/15/2040	50	57
5.800%, 11/15/2043	220	240
5.400%, 03/04/2044	1,000	1,042

		213,692

Financials — 18.3%
AIA Group MTN
4.875%, 03/11/2044 (A)	2,572	2,823
AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (A)	5,560	7,183
Allstate
4.200%, 12/15/2046	3,415	3,392
Apollo Management Holdings
5.000%, 03/15/2048 (A)	2,895	2,844
Banco Santander
3.800%, 02/23/2028	1,115	1,032
Bank of America
7.750%, 05/14/2038	1,275	1,738
6.110%, 01/29/2037	3,965	4,590
4.271%, VAR ICE LIBOR USD 3
Month+1.310%, 07/23/2029	3,590	3,618
3.946%, VAR ICE LIBOR USD 3
Month+1.190%, 01/23/2049	13,200	12,189
3.419%, VAR ICE LIBOR USD 3
Month+1.040%, 12/20/2028	2,988	2,816

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Bank of America MTN
5.875%, 02/07/2042	$13,748	$16,431
5.000%, 01/21/2044	2,635	2,854
4.244%, VAR ICE LIBOR USD 3
Month+1.814%, 04/24/2038	4,150	4,093
3.970%, VAR ICE LIBOR USD 3
Month+1.070%, 03/05/2029	1,705	1,676
3.824%, VAR ICE LIBOR USD 3
Month+1.575%, 01/20/2028	1,570	1,535
3.705%, VAR ICE LIBOR USD 3
Month+1.512%, 04/24/2028	450	435
3.593%, VAR ICE LIBOR USD 3
Month+1.370%, 07/21/2028	12,655	12,116
3.248%, 10/21/2027	2,850	2,679
Bank of America NA
6.000%, 10/15/2036	2,655	3,182
Bank of New York Mellon MTN
4.600%, 01/15/2020	50	51
3.442%, VAR ICE LIBOR USD 3
Month+1.069%, 02/07/2028	1,300	1,271
Bank One Capital III
8.750%, 09/01/2030	1,075	1,476
Barclays MTN
4.972%, VAR ICE LIBOR USD 3
Month+1.902%, 05/16/2029	3,110	3,096
Berkshire Hathaway
4.500%, 02/11/2043	4,660	4,927
3.400%, 01/31/2022	56	57
Berkshire Hathaway Finance
5.750%, 01/15/2040	3,080	3,734
4.400%, 05/15/2042	4,515	4,714
4.300%, 05/15/2043	2,885	2,956
4.200%, 08/15/2048	6,570	6,671
Blackstone Holdings Finance
6.250%, 08/15/2042 (A)	1,313	1,551
5.000%, 06/15/2044 (A)	2,238	2,319
4.450%, 07/15/2045 (A)	700	670
BNP Paribas
4.400%, 08/14/2028 (A)	690	684
Brighthouse Financial
4.700%, 06/22/2047	2,595	2,174
Capital One Financial
3.800%, 01/31/2028	2,595	2,472
Carlyle Holdings II Finance LLC
5.625%, 03/30/2043 (A)	4,243	4,392
CDP Financial
5.600%, 11/25/2039 (A)	1,940	2,459
Chubb
6.500%, 05/15/2038	1,110	1,447
Chubb INA Holdings
6.700%, 05/15/2036	4,870	6,339
4.350%, 11/03/2045	7,225	7,522

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Cincinnati Financial
6.920%, 05/15/2028	$2,518	$3,093
6.125%, 11/01/2034	3,553	4,213
Citigroup
8.125%, 07/15/2039	4,053	5,833
6.125%, 08/25/2036	690	796
4.650%, 07/30/2045	1,539	1,561
4.650%, 07/23/2048	3,920	4,006
4.450%, 09/29/2027	3,710	3,678
4.281%, VAR ICE LIBOR USD 3
Month+1.839%, 04/24/2048	2,601	2,516
3.520%, VAR ICE LIBOR USD 3
Month+1.151%, 10/27/2028	7,560	7,125
Citigroup Capital III
7.625%, 12/01/2036	890	1,184
CME Group
4.150%, 06/15/2048	12,284	12,571
Commonwealth Bank of Australia
4.316%, 01/10/2048 (A)	2,536	2,340
Cooperatieve Rabobank UA
4.625%, 12/01/2023	1,670	1,704
Cooperatieve Rabobank UA MTN
5.250%, 05/24/2041	115	132
Credit Suisse Group
4.282%, 01/09/2028 (A)	2,505	2,466
DaimlerChrysler
8.500%, 01/18/2031	150	212
Farmers Exchange Capital
7.200%, 07/15/2048 (A)	800	983
Farmers Exchange Capital II
6.151%, VAR ICE LIBOR USD 3
Month+3.744%, 11/01/2053 (A)	3,970	4,278
Farmers Exchange Capital III
5.454%, VAR ICE LIBOR USD 3
Month+3.454%, 10/15/2054 (A)	1,000	1,028
Fifth Third Bancorp
8.250%, 03/01/2038	1,760	2,432
3.950%, 03/14/2028	550	546
First Union Capital II
7.950%, 11/15/2029	695	872
FMR
5.150%, 02/01/2043 (A)	260	289
4.950%, 02/01/2033 (A)	250	270
Goldman Sachs Group
6.750%, 10/01/2037	5,225	6,333
6.250%, 02/01/2041	9,616	11,647
6.125%, 02/15/2033	18,145	21,026
4.750%, 10/21/2045	3,525	3,586
4.411%, VAR ICE LIBOR USD 3
Month+1.430%, 04/23/2039	5,400	5,285
4.223%, VAR ICE LIBOR USD 3
Month+1.301%, 05/01/2029	7,325	7,253

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.017%, VAR ICE LIBOR USD 3
Month+1.373%, 10/31/2038	$5,680	$5,305
3.814%, VAR ICE LIBOR USD 3
Month+1.158%, 04/23/2029	5,440	5,204
3.750%, 05/22/2025	2,250	2,216
3.625%, 01/22/2023	215	215
Goldman Sachs Group MTN
5.375%, 03/15/2020	175	181
4.800%, 07/08/2044	7,115	7,320
Guardian Life Insurance of America
4.875%, 06/19/2064 (A)	2,755	2,826
HSBC Bank USA
7.650%, 05/01/2025	2,115	2,490
7.000%, 01/15/2039	3,870	5,065
5.875%, 11/01/2034	9,625	11,065
HSBC Holdings
6.800%, 06/01/2038	6,819	8,449
6.500%, 09/15/2037	6,970	8,335
5.250%, 03/14/2044	12,630	13,257
4.583%, VAR ICE LIBOR USD 3
Month+1.535%, 06/19/2029	10,100	10,267
4.041%, VAR ICE LIBOR USD 3
Month+1.546%, 03/13/2028	4,495	4,399
Intercontinental Exchange
4.250%, 09/21/2048	11,427	11,395
Intesa Sanpaolo
4.375%, 01/12/2048 (A)	790	607
3.875%, 07/14/2027 (A)	815	700
JPMorgan Chase
6.400%, 05/15/2038	11,845	14,927
5.600%, 07/15/2041	6,665	7,747
5.500%, 10/15/2040	9,425	10,738
5.400%, 01/06/2042	8,400	9,525
4.260%, VAR ICE LIBOR USD 3
Month+1.580%, 02/22/2048	95	92
4.250%, 10/15/2020	300	307
4.032%, VAR ICE LIBOR USD 3
Month+1.460%, 07/24/2048	7,425	6,916
3.964%, VAR ICE LIBOR USD 3
Month+1.380%, 11/15/2048	7,100	6,566
3.900%, 07/15/2025	500	503
3.897%, VAR ICE LIBOR USD 3
Month+1.220%, 01/23/2049	12,135	11,053
3.882%, VAR ICE LIBOR USD 3
Month+1.360%, 07/24/2038	13,465	12,579
3.782%, VAR ICE LIBOR USD 3
Month+1.337%, 02/01/2028	840	822
3.625%, 12/01/2027	1,375	1,309
3.540%, VAR ICE LIBOR USD 3
Month+1.380%, 05/01/2028	1,230	1,181
3.200%, 01/25/2023	200	198

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
KKR Group Finance II LLC
5.500%, 02/01/2043 (A)	$2,998	$3,169
KKR Group Finance III LLC
5.125%, 06/01/2044 (A)	5,502	5,555
Lloyds Banking Group
3.574%, VAR ICE LIBOR USD 3
Month+1.205%, 11/07/2028	1,495	1,379
Macquarie Group
6.250%, 01/14/2021 (A)	40	43
6.000%, 01/14/2020 (A)	100	103
Marsh & McLennan
4.200%, 03/01/2048	1,585	1,568
Massachusetts Mutual Life Insurance
8.875%, 06/01/2039 (A)	605	955
4.900%, 04/01/2077 (A)	530	537
MetLife
10.750%, 08/01/2039	185	285
6.500%, 12/15/2032	170	212
5.875%, 02/06/2041	2,315	2,758
5.700%, 06/15/2035	11,989	13,982
4.875%, 11/13/2043	4,465	4,749
4.721%, 12/15/2044	4,190	4,366
MetLife Capital Trust IV
7.875%, 12/15/2037 (A)	220	273
Morgan Stanley
7.250%, 04/01/2032	155	198
4.375%, 01/22/2047	765	751
Morgan Stanley MTN
6.375%, 07/24/2042	7,880	9,833
6.250%, 08/09/2026	8,221	9,315
4.300%, 01/27/2045	13,730	13,254
4.000%, 07/23/2025	500	502
3.971%, VAR ICE LIBOR USD 3
Month+1.455%, 07/22/2038	10,070	9,446
3.875%, 04/29/2024	280	282
3.772%, VAR ICE LIBOR USD 3
Month+1.140%, 01/24/2029	6,845	6,606
3.742%, VAR ICE LIBOR USD 3
Month+1.400%, 10/24/2023	1,485	1,525
3.700%, 10/23/2024	1,850	1,835
3.591%, VAR ICE LIBOR USD 3
Month+1.340%, 07/22/2028	1,650	1,572
3.125%, 07/27/2026	3,540	3,310
Mutual of Omaha Insurance
4.297%, VAR ICE LIBOR USD 3
Month+2.640%, 07/15/2054 (A)	595	600
National Rural Utilities Cooperative Finance
4.023%, 11/01/2032	542	550
3.400%, 02/07/2028	3,240	3,182
Nationwide Building Society
4.302%, VAR ICE LIBOR USD 3
Month+1.452%, 03/08/2029 (A)	60	58

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Nationwide Financial Services
5.300%, 11/18/2044 (A)	$505	$543
Nationwide Mutual Insurance
9.375%, 08/15/2039 (A)	1,260	2,003
4.950%, 04/22/2044 (A)	1,220	1,246
New York Life Global Funding
3.000%, 01/10/2028 (A)	4,035	3,828
New York Life Insurance
6.750%, 11/15/2039 (A)	4,015	5,428
5.875%, 05/15/2033 (A)	4,447	5,376
Northwestern Mutual Life Insurance
6.063%, 03/30/2040 (A)	1,827	2,295
3.850%, 09/30/2047 (A)	6,084	5,673
Pacific Life Insurance
4.300%, VAR ICE LIBOR USD 3
Month+2.796%, 10/24/2067 (A)	2,120	1,937
PNC Bank
4.050%, 07/26/2028	1,460	1,480
3.800%, 07/25/2023	450	454
3.250%, 01/22/2028	3,485	3,362
PNC Financial Services Group
6.700%, 06/10/2019	100	103
Prudential Financial
3.935%, 12/07/2049	6,922	6,383
3.905%, 12/07/2047	3,335	3,072
Prudential Financial MTN
6.625%, 06/21/2040	285	361
5.700%, 12/14/2036	6,654	7,727
Prudential Insurance of America
8.300%, 07/01/2025 (A)	1,000	1,244
Raymond James Financial
4.950%, 07/15/2046	1,250	1,285
Santander UK Group Holdings
3.823%, VAR ICE LIBOR USD 3
Month+1.400%, 11/03/2028	300	278
Securian Financial Group
4.800%, 04/15/2048 (A)	2,236	2,256
Swiss Re Treasury US
4.250%, 12/06/2042 (A)	6,581	6,528
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (A)	1,332	1,767
4.900%, 09/15/2044 (A)	2,355	2,542
4.270%, 05/15/2047 (A)	7,033	6,944
Travelers
6.750%, 06/20/2036	3,148	4,125
5.350%, 11/01/2040	1,565	1,817
4.050%, 03/07/2048	1,800	1,771
4.000%, 05/30/2047	1,555	1,520
3.750%, 05/15/2046	2,340	2,189
Travelers MTN
6.250%, 06/15/2037	4,767	6,018

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
UBS MTN
4.500%, 06/26/2048 (A)	$3,145	$3,336
US Bancorp MTN
4.125%, 05/24/2021	22	23
Validus Holdings
8.875%, 01/26/2040	2,155	3,149
Wachovia
7.500%, 04/15/2035	440	569
6.600%, 01/15/2038	6,045	7,696
5.850%, 02/01/2037	13,846	16,214
Wells Fargo
5.950%, 08/26/2036	5,915	6,992
5.606%, 01/15/2044	5,248	5,877
3.900%, 05/01/2045	11,704	10,919
3.000%, 04/22/2026	1,410	1,323
Wells Fargo MTN
4.900%, 11/17/2045	3,855	3,903
4.750%, 12/07/2046	9,726	9,656
4.650%, 11/04/2044	4,600	4,534
4.600%, 04/01/2021	40	41
4.400%, 06/14/2046	5,860	5,523
4.300%, 07/22/2027	1,207	1,207
3.584%, VAR ICE LIBOR USD 3
Month+1.310%, 05/22/2028	17,111	16,502

		742,997

Health Care — 9.7%
AbbVie
4.700%, 05/14/2045	280	274
Aetna
6.750%, 12/15/2037	906	1,154
4.750%, 03/15/2044	2,800	2,798
4.125%, 11/15/2042	3,920	3,664
3.875%, 08/15/2047	1,000	893
Allergan Funding SCS
4.850%, 06/15/2044	625	620
Allina Health System
4.805%, 11/15/2045	1,616	1,786
Amgen
6.375%, 06/01/2037	720	860
4.400%, 05/01/2045	1,975	1,916
Anthem
4.650%, 08/15/2044	900	878
4.625%, 05/15/2042	300	291
4.375%, 12/01/2047	4,455	4,169
Ascension Health
4.847%, 11/15/2053	520	590
3.945%, 11/15/2046	1,355	1,352
AstraZeneca
6.450%, 09/15/2037	6,915	8,668
4.375%, 11/16/2045	3,850	3,844
4.375%, 08/17/2048	800	790

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.000%, 01/17/2029	$800	$799
4.000%, 09/18/2042	1,885	1,776
Barnabas Health
4.000%, 07/01/2028	2,240	2,244
Baylor Scott & White Holdings
4.185%, 11/15/2045	3,435	3,475
Cardinal Health
4.368%, 06/15/2047	2,595	2,272
Celgene
5.250%, 08/15/2043	670	692
4.625%, 05/15/2044	780	736
4.550%, 02/20/2048	1,830	1,732
Cigna
3.875%, 10/15/2047	500	428
3.050%, 10/15/2027	2,130	1,925
City of Hope
5.623%, 11/15/2043	850	1,025
Cleveland Clinic Foundation
4.858%, 01/01/2114	1,948	2,076
Covidien International Finance
6.550%, 10/15/2037	2,150	2,764
CVS Health
5.050%, 03/25/2048	15,730	16,052
4.780%, 03/25/2038	9,135	9,104
Eli Lilly
3.950%, 05/15/2047	9,187	9,227
3.100%, 05/15/2027	2,445	2,376
Gilead Sciences
4.800%, 04/01/2044	12,284	12,839
4.750%, 03/01/2046	8,040	8,380
4.600%, 09/01/2035	2,810	2,922
4.500%, 02/01/2045	11,880	11,915
4.150%, 03/01/2047	7,575	7,235
4.000%, 09/01/2036	950	922
2.950%, 03/01/2027	1,900	1,783
GlaxoSmithKline Capital
6.375%, 05/15/2038	14,079	18,116
3.875%, 05/15/2028	4,335	4,410
Hartford HealthCare
5.746%, 04/01/2044	2,130	2,486
Highmark
6.125%, 05/15/2041 (A)	550	604
4.750%, 05/15/2021 (A)	665	677
Humana
8.150%, 06/15/2038	1,510	2,100
4.950%, 10/01/2044	500	524
4.800%, 03/15/2047	310	321
4.625%, 12/01/2042	55	55
Johnson & Johnson
4.850%, 05/15/2041	5,652	6,517
4.500%, 12/05/2043	200	221
4.375%, 12/05/2033	8,300	9,014

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.625%, 03/03/2037	$10,145	$9,959
3.500%, 01/15/2048	2,590	2,450
3.400%, 01/15/2038	13,485	12,704
2.900%, 01/15/2028	2,575	2,483
Medtronic
6.500%, 03/15/2039	1,615	2,087
4.625%, 03/15/2044	6,416	6,829
4.625%, 03/15/2045	21,377	22,915
4.375%, 03/15/2035	12,663	13,239
Merck
5.750%, 11/15/2036	1,200	1,473
4.150%, 05/18/2043	3,050	3,153
3.700%, 02/10/2045	11,535	11,168
3.600%, 09/15/2042	3,340	3,210
New York and Presbyterian Hospital
4.763%, 08/01/2116	1,705	1,735
NYU Langone Hospitals
4.428%, 07/01/2042	2,150	2,231
Pfizer
4.400%, 05/15/2044	5,495	5,752
4.300%, 06/15/2043	2,640	2,745
4.125%, 12/15/2046	1,575	1,599
4.000%, 12/15/2036	11,866	12,093
Pharmacia
6.600%, 12/01/2028	1,145	1,394
Roche Holdings
4.000%, 11/28/2044 (A)	230	232
Shands Teaching Hospital and Clinics
4.741%, 12/01/2042	1,750	1,822
Stryker
4.625%, 03/15/2046	615	636
4.375%, 05/15/2044	1,220	1,218
4.100%, 04/01/2043	785	749
Sutter Health
2.286%, 08/15/2053	2,000	1,958
Trinity Health
4.125%, 12/01/2045	4,685	4,593
UnitedHealth Group
6.875%, 02/15/2038	3,981	5,370
6.625%, 11/15/2037	2,705	3,551
6.500%, 06/15/2037	3,825	4,968
5.950%, 02/15/2041	1,130	1,396
5.800%, 03/15/2036	325	390
5.700%, 10/15/2040	1,005	1,206
4.750%, 07/15/2045	12,510	13,563
4.625%, 07/15/2035	1,180	1,266
4.375%, 03/15/2042	30	31
4.250%, 03/15/2043	956	962
4.250%, 04/15/2047	2,530	2,539
4.250%, 06/15/2048	4,675	4,702
4.200%, 01/15/2047	6,067	6,072
3.950%, 10/15/2042	1,150	1,117

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.850%, 06/15/2028	$2,615	$2,642
3.750%, 10/15/2047	940	879
Wyeth LLC
6.500%, 02/01/2034	3,390	4,308
5.950%, 04/01/2037	17,748	21,610

		391,290

Industrials — 7.7%
3M MTN
3.625%, 10/15/2047	1,200	1,138
3.125%, 09/19/2046	2,275	1,967
Air Canada, Pass-Through Trust, Ser 2013-1, Cl A
4.125%, 05/15/2025 (A)	424	427
Air Canada, Pass-Through Trust, Ser 2015-1, Cl A
3.600%, 03/15/2027 (A)	4,883	4,771
Airbus
3.950%, 04/10/2047 (A)	2,500	2,475
American Airlines, Pass-Through Trust, Ser 2014-1, Cl A
3.700%, 10/01/2026	1,766	1,741
American Airlines, Pass-Through Trust, Ser 2016-2, Cl AA
3.200%, 06/15/2028	4,385	4,182
American Airlines, Pass-Through Trust, Ser 2017-2, Cl AA
3.350%, 10/15/2029	4,355	4,196
Boeing
3.550%, 03/01/2038	365	353
3.375%, 06/15/2046	2,400	2,179
3.300%, 03/01/2035	5,670	5,275
Burlington Northern Santa Fe LLC
5.150%, 09/01/2043	1,705	1,927
4.950%, 09/15/2041	140	154
4.900%, 04/01/2044	10,300	11,381
4.550%, 09/01/2044	5,425	5,693
4.450%, 03/15/2043	560	579
4.400%, 03/15/2042	4,025	4,153
4.150%, 04/01/2045	10,205	10,165
4.150%, 12/15/2048	670	668
4.125%, 06/15/2047	3,815	3,812
4.050%, 06/15/2048	11,930	11,637
Canadian National Railway
6.250%, 08/01/2034	2,393	2,998
6.200%, 06/01/2036	5,665	7,117
4.500%, 11/07/2043	3,800	3,997
3.650%, 02/03/2048	2,000	1,903
3.200%, 08/02/2046	4,045	3,532
Caterpillar
5.200%, 05/27/2041	395	457
4.750%, 05/15/2064	5,110	5,400

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.803%, 08/15/2042	$5,890	$5,689
Crane
4.200%, 03/15/2048	775	737
CSX
4.500%, 08/01/2054	900	880
Deere
3.900%, 06/09/2042	4,190	4,202
GE Capital International Funding Unlimited
4.418%, 11/15/2035	62,501	60,249
General Electric
4.500%, 03/11/2044	13,792	13,379
General Electric MTN
6.150%, 08/07/2037	81	95
5.875%, 01/14/2038	28,065	32,096
Honeywell International
3.812%, 11/21/2047	1,085	1,054
Johnson Controls International
6.000%, 01/15/2036	340	396
5.700%, 03/01/2041	55	60
4.950%, 07/02/2064	695	664
Lockheed Martin
4.700%, 05/15/2046	1,000	1,066
Norfolk Southern
5.100%, 08/01/2118	1,900	1,890
4.050%, 08/15/2052	458	431
Northrop Grumman
4.030%, 10/15/2047	1,715	1,607
Parker-Hannifin
4.100%, 03/01/2047	4,579	4,576
Parker-Hannifin MTN
4.450%, 11/21/2044	1,755	1,833
Raytheon
4.700%, 12/15/2041	560	624
4.200%, 12/15/2044	3,500	3,659
Siemens Financieringsmaatschappij
3.300%, 09/15/2046 (A)	5,755	4,997
Snap-on
4.100%, 03/01/2048	2,845	2,864
Stanley Black & Decker
5.200%, 09/01/2040	280	314
Union Pacific
4.800%, 09/10/2058	2,089	2,180
4.750%, 09/15/2041	2,829	2,979
4.500%, 09/10/2048	1,000	1,021
4.375%, 09/10/2038	1,580	1,615
4.375%, 11/15/2065	1,980	1,840
4.050%, 03/01/2046	1,495	1,434
4.000%, 04/15/2047	2,760	2,642
3.875%, 02/01/2055	730	645
3.799%, 10/01/2051	5,660	5,063

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
United Airlines, Pass-Through Trust, Ser 2014-2, Cl A
3.750%, 09/03/2026	$2,335	$2,330
United Parcel Service
8.375%, 7.620%, 4/1/2020, 04/01/2030 (C)	710	960
6.200%, 01/15/2038	3,152	3,962
3.750%, 11/15/2047	3,275	3,052
3.625%, 10/01/2042	1,595	1,467
3.400%, 11/15/2046	3,925	3,486
United Technologies
6.125%, 07/15/2038	4,124	4,867
4.625%, 11/16/2048	4,445	4,499
4.500%, 06/01/2042	4,870	4,829
4.450%, 11/16/2038	1,350	1,345
4.150%, 05/15/2045	1,750	1,648
4.125%, 11/16/2028	1,592	1,593
3.750%, 11/01/2046	4,879	4,320
US Airways, Pass-Through Trust, Ser 2012-1, Cl A
5.900%, 10/01/2024	1,728	1,856
WW Grainger
4.600%, 06/15/2045	1,433	1,518
4.200%, 05/15/2047	4,929	4,943

		313,733

Information Technology — 10.2%
Alibaba Group Holding
4.200%, 12/06/2047	6,065	5,718
Apple
4.650%, 02/23/2046	13,250	14,468
4.450%, 05/06/2044	780	822
4.375%, 05/13/2045	18,015	18,851
3.850%, 05/04/2043	3,150	3,045
3.850%, 08/04/2046	22,327	21,579
3.750%, 09/12/2047	8,155	7,743
3.750%, 11/13/2047	2,000	1,900
3.450%, 02/09/2045	10,410	9,424
2.900%, 09/12/2027	2,080	1,975
Applied Materials
4.350%, 04/01/2047	3,448	3,512
Cisco Systems
5.900%, 02/15/2039	9,028	11,294
5.500%, 01/15/2040	7,185	8,653
Dell International LLC
8.350%, 07/15/2046 (A)	4,730	5,803
8.100%, 07/15/2036 (A)	3,050	3,607
Hewlett Packard Enterprise
6.200%, 10/15/2035	2,170	2,246
Intel
4.100%, 05/19/2046	2,234	2,239
4.100%, 05/11/2047	5,555	5,591

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	9

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.000%, 12/15/2032	$170	$177
3.734%, 12/08/2047	19,788	18,579
International Business Machines
5.600%, 11/30/2039	2,095	2,546
Microsoft
5.300%, 02/08/2041	475	566
4.875%, 12/15/2043	1,200	1,367
4.750%, 11/03/2055	3,545	4,085
4.450%, 11/03/2045	1,315	1,428
4.250%, 02/06/2047	4,925	5,205
4.100%, 02/06/2037	19,799	20,645
4.000%, 02/12/2055	13,438	13,396
3.750%, 02/12/2045	24,475	23,888
3.700%, 08/08/2046	44,183	42,693
3.500%, 02/12/2035	2,395	2,317
3.500%, 11/15/2042	670	628
3.450%, 08/08/2036	10,750	10,272
2.400%, 08/08/2026	1,255	1,168
Oracle
6.500%, 04/15/2038	7,067	9,106
4.375%, 05/15/2055	3,515	3,550
4.300%, 07/08/2034	16,130	16,632
4.125%, 05/15/2045	15,120	14,899
4.000%, 07/15/2046	25,149	24,239
4.000%, 11/15/2047	10,740	10,351
3.800%, 11/15/2037	13,250	12,746
2.650%, 07/15/2026	5,050	4,717
QUALCOMM
4.800%, 05/20/2045	1,885	1,912
4.650%, 05/20/2035	4,185	4,244
4.300%, 05/20/2047	9,398	8,833
Texas Instruments
4.150%, 05/15/2048	11,552	11,745
Visa
4.300%, 12/14/2045	5,890	6,197
4.150%, 12/14/2035	4,680	4,902
3.650%, 09/15/2047	1,530	1,449
3.150%, 12/14/2025	1,005	985

		413,937

Materials — 0.9%
Air Liquide Finance
3.500%, 09/27/2046 (A)	1,855	1,707
BHP Billiton Finance USA
6.420%, 03/01/2026	1,400	1,636
5.000%, 09/30/2043	6,920	7,759
Braskem America Finance
7.125%, 07/22/2041 (A)	1,340	1,469
Braskem Netherlands Finance BV
4.500%, 01/10/2028 (A)	785	720
Georgia-Pacific LLC
8.875%, 05/15/2031	1,735	2,546

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
7.250%, 06/01/2028	$330	$415
International Paper
8.700%, 06/15/2038	1,000	1,412
Nacional del Cobre de Chile
4.500%, 08/01/2047 (A)	2,215	2,153
Rio Tinto Alcan
7.250%, 03/15/2031	4,290	5,405
Rio Tinto Finance USA
5.200%, 11/02/2040	4,047	4,579
4.125%, 08/21/2042	5,360	5,286
Union Carbide
7.750%, 10/01/2096	25	32
Vale Overseas
6.875%, 11/10/2039	2,310	2,685

		37,804

Real Estate — 1.2%
American Tower Trust I, Ser 2013-13, Cl 2A
3.070%, 03/15/2048 (A)	3,034	2,985
AvalonBay Communities MTN
4.150%, 07/01/2047	5,050	4,970
Crown Castle International
4.750%, 05/15/2047	255	245
Crown Castle Towers LLC
3.663%, 05/15/2025 (A)	4,075	4,023
ERP Operating
4.625%, 12/15/2021	33	34
4.500%, 07/01/2044	4,000	4,113
4.500%, 06/01/2045	1,450	1,500
4.000%, 08/01/2047	2,000	1,896
Essex Portfolio
4.500%, 03/15/2048	862	861
Nationwide Health Properties MTN
6.900%, 10/01/2037	1,600	1,987
Prologis
4.375%, 09/15/2048	1,905	1,982
Realty Income
4.650%, 03/15/2047	2,655	2,742
Simon Property Group
6.750%, 02/01/2040	4,465	5,893
4.750%, 03/15/2042	5,270	5,632
4.375%, 03/01/2021	40	41
4.250%, 11/30/2046	2,000	1,999
3.300%, 01/15/2026	560	545
Ventas Realty
5.700%, 09/30/2043	2,530	2,834
Welltower
5.125%, 03/15/2043	1,085	1,126
4.950%, 09/01/2048	1,000	1,012

		46,420

10	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Telecommunication Services — 1.2%
America Movil
6.125%, 03/30/2040	$8,075	$9,516
AT&T
8.000%, 11/15/2031	1,391	1,797
6.350%, 03/15/2040	3,070	3,337
4.800%, 06/15/2044	1,654	1,510
4.500%, 05/15/2035	3,264	3,035
4.350%, 06/15/2045	4,894	4,197
3.000%, 02/15/2022	20	20
Centel Capital
9.000%, 10/15/2019	25	26
Cox Communications
4.700%, 12/15/2042 (A)	880	783
Deutsche Telekom International Finance
9.250%, 06/01/2032	2,192	3,156
SES GLOBAL Americas Holdings GP
5.300%, 03/25/2044 (A)	4,354	3,810
Sprint Spectrum LLC
5.152%, 03/20/2028 (A)	815	815
Tencent Holdings MTN
3.925%, 01/19/2038 (A)	1,325	1,227
3.595%, 01/19/2028 (A)	1,455	1,383
Time Warner
4.650%, 06/01/2044	1,100	1,008
Verizon Communications
6.400%, 09/15/2033	1,335	1,575
5.250%, 03/16/2037	1,230	1,303
5.012%, 08/21/2054	6,402	6,252
4.862%, 08/21/2046	410	405
Vodafone Group
7.875%, 02/15/2030	1,035	1,309
5.250%, 05/30/2048	3,030	3,055
4.125%, 05/30/2025	815	814

		50,333

Utilities — 14.6%
AEP Transmission LLC
4.000%, 12/01/2046	5,703	5,577
Alabama Power
5.200%, 06/01/2041	155	172
5.125%, 02/15/2019	195	197
4.300%, 07/15/2048	2,300	2,336
4.150%, 08/15/2044	135	133
3.850%, 12/01/2042	7,967	7,600
3.700%, 12/01/2047	1,593	1,476
Ameren Illinois
3.700%, 12/01/2047	6,470	6,103
American Water Capital
4.200%, 09/01/2048	800	799
3.750%, 09/01/2047	1,750	1,618

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Appalachian Power
6.700%, 08/15/2037	$50	$64
5.800%, 10/01/2035	125	145
4.600%, 03/30/2021	70	72
Arizona Public Service
8.750%, 03/01/2019	455	468
5.050%, 09/01/2041	50	56
4.500%, 04/01/2042	12	13
4.350%, 11/15/2045	1,735	1,784
Atmos Energy
4.125%, 10/15/2044	4,005	3,984
Baltimore Gas & Electric
6.350%, 10/01/2036	125	157
5.200%, 06/15/2033	1,620	1,791
3.500%, 08/15/2046	5,135	4,648
Berkshire Hathaway Energy
6.125%, 04/01/2036	2,242	2,723
5.150%, 11/15/2043	470	519
4.450%, 01/15/2049 (A)	4,200	4,242
3.800%, 07/15/2048	11,470	10,495
Black Hills
4.200%, 09/15/2046	1,100	1,054
Boston Gas
4.487%, 02/15/2042 (A)	3,472	3,606
Brooklyn Union Gas
4.273%, 03/15/2048 (A)	2,050	2,063
CenterPoint Energy Houston Electric LLC
3.950%, 03/01/2048	500	494
CenterPoint Energy Resources
6.250%, 02/01/2037	1,095	1,279
4.500%, 01/15/2021	40	41
Cleco Power
6.000%, 12/01/2040	650	759
Commonwealth Edison
4.700%, 01/15/2044	6,023	6,557
4.600%, 08/15/2043	2,070	2,220
4.000%, 03/01/2048	5,010	4,934
3.750%, 08/15/2047	5,805	5,503
3.700%, 03/01/2045	11,570	10,852
Connecticut Light & Power
4.150%, 06/01/2045	4,250	4,339
4.000%, 04/01/2048	6,947	6,952
3.200%, 03/15/2027	780	759
Consolidated Edison of New York
6.750%, 04/01/2038	1,915	2,558
6.200%, 06/15/2036	65	81
5.700%, 06/15/2040	40	48
5.500%, 12/01/2039	75	87
4.625%, 12/01/2054	1,075	1,116
4.500%, 05/15/2058	750	760
4.450%, 03/15/2044	650	675
4.000%, 11/15/2057	4,240	3,958

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	11

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.950%, 03/01/2043	$5,840	$5,653
3.875%, 06/15/2047	9,283	8,899
3.850%, 06/15/2046	4,817	4,587
Dominion Energy
5.250%, 08/01/2033	20	22
DTE Electric
3.950%, 06/15/2042	80	79
3.900%, 06/01/2021	30	30
3.700%, 03/15/2045	7,900	7,446
Duke Energy
3.550%, 09/15/2021	17	17
Duke Energy Carolinas LLC
6.450%, 10/15/2032	110	137
6.100%, 06/01/2037	2,010	2,473
6.050%, 04/15/2038	2,035	2,539
6.000%, 01/15/2038	4,366	5,390
5.300%, 02/15/2040	9,605	11,110
4.250%, 12/15/2041	2,400	2,454
4.000%, 09/30/2042	15,250	14,958
3.900%, 06/15/2021	50	51
3.875%, 03/15/2046	5,590	5,360
3.750%, 06/01/2045	500	471
3.700%, 12/01/2047	3,360	3,134
Duke Energy Florida LLC
6.400%, 06/15/2038	3,255	4,216
4.200%, 07/15/2048	1,030	1,044
3.400%, 10/01/2046	1,315	1,165
Duke Energy Florida Project Finance LLC
3.112%, 09/01/2036	4,675	4,139
Duke Energy Indiana LLC
6.450%, 04/01/2039	4,275	5,556
6.350%, 08/15/2038	3,185	4,101
4.900%, 07/15/2043	965	1,077
3.750%, 05/15/2046	1,750	1,642
Duke Energy Progress LLC
4.375%, 03/30/2044	2,880	2,991
4.200%, 08/15/2045	4,810	4,859
4.150%, 12/01/2044	1,250	1,257
4.100%, 05/15/2042	530	530
3.700%, 10/15/2046	650	606
3.600%, 09/15/2047	850	778
Electricite de France
6.000%, 01/22/2114 (A)	7,208	7,585
4.950%, 10/13/2045 (A)	2,135	2,215
4.750%, 10/13/2035 (A)	1,625	1,682
Elm Road Generating Station Supercritical
5.848%, 01/19/2041 (A)	1,000	1,091
Enel Finance International
4.750%, 05/25/2047 (A)	910	873
Entergy Louisiana LLC
4.440%, 01/15/2026	1,510	1,571
4.200%, 09/01/2048	3,585	3,624

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.000%, 03/15/2033	$1,885	$1,919
3.250%, 04/01/2028	3,475	3,352
Entergy Mississippi
2.850%, 06/01/2028	4,370	4,072
Exelon
4.950%, 06/15/2035	1,805	1,897
FirstEnergy
4.850%, 07/15/2047	40	41
Florida Power & Light
5.960%, 04/01/2039	2,570	3,261
5.690%, 03/01/2040	5,728	7,128
5.650%, 02/01/2037	1,000	1,198
4.050%, 06/01/2042	3,460	3,518
4.050%, 10/01/2044	2,715	2,743
3.950%, 03/01/2048	4,525	4,530
3.800%, 12/15/2042	4,720	4,596
Georgia Power
4.300%, 03/15/2042	6,850	6,620
4.300%, 03/15/2043	2,945	2,845
Gulf Power
4.550%, 10/01/2044	700	723
Indiana Michigan Power
4.550%, 03/15/2046	780	820
4.250%, 08/15/2048	1,390	1,400
Indianapolis Power & Light
4.700%, 09/01/2045 (A)	4,150	4,394
4.650%, 06/01/2043 (A)	4,250	4,457
International Transmission
4.625%, 08/15/2043	2,905	3,007
Jersey Central Power & Light
6.150%, 06/01/2037	775	932
John Sevier Combined Cycle Generation
4.626%, 01/15/2042	6,584	6,836
Kansas City Power & Light
4.200%, 06/15/2047	500	495
4.200%, 03/15/2048	1,000	977
Kentucky Utilities
5.125%, 11/01/2040	2,565	2,919
KeySpan Gas East
5.819%, 04/01/2041 (A)	4,151	5,114
Louisville Gas & Electric
4.650%, 11/15/2043	3,390	3,625
MidAmerican Energy
4.800%, 09/15/2043	5,260	5,806
4.400%, 10/15/2044	7,655	8,034
4.250%, 05/01/2046	2,775	2,854
3.950%, 08/01/2047	2,060	2,026
3.650%, 08/01/2048	4,365	4,069
MidAmerican Energy MTN
5.800%, 10/15/2036	635	771
5.750%, 11/01/2035	640	770

12	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Narragansett Electric
4.170%, 12/10/2042 (A)	$1,000	$981
Nevada Power
6.650%, 04/01/2036	100	129
Niagara Mohawk Power
4.278%, 10/01/2034 (A)	5,244	5,358
4.119%, 11/28/2042 (A)	2,000	1,986
NiSource
5.950%, 06/15/2041	220	258
5.800%, 02/01/2042	900	1,027
4.375%, 05/15/2047	2,635	2,608
Northern States Power
6.250%, 06/01/2036	1,176	1,483
6.200%, 07/01/2037	6,718	8,549
3.600%, 05/15/2046	500	468
3.400%, 08/15/2042	464	426
Oglethorpe Power
5.375%, 11/01/2040	2,735	3,095
5.250%, 09/01/2050	755	820
4.250%, 04/01/2046	1,745	1,674
4.200%, 12/01/2042	3,740	3,553
Ohio Edison
8.250%, 10/15/2038	655	946
Oklahoma Gas & Electric
4.550%, 03/15/2044	1,395	1,490
Oncor Electric Delivery LLC
7.000%, 09/01/2022	85	97
6.800%, 09/01/2018	35	35
5.300%, 06/01/2042	1,555	1,823
5.250%, 09/30/2040	4,606	5,339
4.550%, 12/01/2041	4,960	5,315
4.100%, 11/15/2048 (A)	1,500	1,515
One Gas
4.658%, 02/01/2044	720	771
Pacific Gas & Electric
6.250%, 03/01/2039	3,595	4,066
6.050%, 03/01/2034	920	1,034
4.750%, 02/15/2044	421	415
4.600%, 06/15/2043	8,520	8,188
4.450%, 04/15/2042	4,495	4,265
4.250%, 03/15/2046	290	267
4.000%, 12/01/2046	2,090	1,862
3.950%, 12/01/2047	2,911	2,563
PacifiCorp
6.250%, 10/15/2037	4,315	5,485
6.000%, 01/15/2039	5,065	6,325
4.100%, 02/01/2042	2,920	2,913
PECO Energy
4.800%, 10/15/2043	1,505	1,644
3.700%, 09/15/2047	290	274
Pennsylvania Electric
6.150%, 10/01/2038	100	120

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Piedmont Natural Gas
4.650%, 08/01/2043	$1,330	$1,425
3.640%, 11/01/2046	1,300	1,191
Potomac Electric Power
4.950%, 11/15/2043	950	1,050
PPL Electric Utilities
4.750%, 07/15/2043	3,600	3,925
3.950%, 06/01/2047	4,455	4,384
Progress Energy
4.400%, 01/15/2021	25	26
Public Service Electric & Gas MTN
4.050%, 05/01/2045	1,800	1,784
4.050%, 05/01/2048	2,176	2,200
4.000%, 06/01/2044	695	685
3.800%, 01/01/2043	2,000	1,939
3.800%, 03/01/2046	2,000	1,935
3.650%, 09/01/2042	1,905	1,804
3.600%, 12/01/2047	5,445	5,075
Public Service of Colorado
6.250%, 09/01/2037	1,960	2,513
4.300%, 03/15/2044	1,780	1,846
3.950%, 03/15/2043	5,845	5,710
2.900%, 05/15/2025	5,070	4,862
Public Service of Oklahoma
4.400%, 02/01/2021	27	28
Puget Sound Energy
5.795%, 03/15/2040	130	160
4.223%, 06/15/2048	2,470	2,540
San Diego Gas & Electric
6.000%, 06/01/2026	340	388
3.750%, 06/01/2047	5,125	4,744
Sempra Energy
9.800%, 02/15/2019	50	52
4.000%, 02/01/2048	2,300	2,088
3.800%, 02/01/2038	1,150	1,058
South Carolina Electric & Gas
5.100%, 06/01/2065	375	385
4.350%, 02/01/2042	4,845	4,725
4.250%, 08/15/2028	800	802
Southern California Edison
6.000%, 01/15/2034	175	206
5.950%, 02/01/2038	280	333
5.350%, 07/15/2035	2,240	2,489
4.650%, 10/01/2043	7,494	7,903
4.125%, 03/01/2048	3,775	3,681
4.050%, 03/15/2042	5,355	5,155
4.000%, 04/01/2047	5,669	5,435
Southern California Gas
4.125%, 06/01/2048	4,025	4,072
3.750%, 09/15/2042	3,150	2,994
Southern Gas Capital
5.875%, 03/15/2041	600	699

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	13

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.400%, 06/01/2043	$665	$658
3.950%, 10/01/2046	400	365
3.500%, 09/15/2021	68	68
Southwest Gas
3.800%, 09/29/2046	1,025	948
Southwestern Electric Power
6.200%, 03/15/2040	1,204	1,469
3.850%, 02/01/2048	2,505	2,322
Southwestern Public Service
4.500%, 08/15/2041	10,725	11,305
3.700%, 08/15/2047	5,160	4,847
Tampa Electric
4.350%, 05/15/2044	1,225	1,225
Union Electric
8.450%, 03/15/2039	2,780	4,245
Virginia Electric & Power
6.350%, 11/30/2037	920	1,164
4.650%, 08/15/2043	5,230	5,568
4.450%, 02/15/2044	8,250	8,413
4.000%, 01/15/2043	300	290
4.000%, 11/15/2046	1,720	1,650
Wisconsin Electric Power
3.650%, 12/15/2042	3,930	3,605
2.950%, 09/15/2021	3	3
Wisconsin Power & Light
4.100%, 10/15/2044	325	318
3.050%, 10/15/2027	2,840	2,704
Wisconsin Public Service
4.752%, 11/01/2044	3,615	3,982
Xcel Energy
4.800%, 09/15/2041	1,067	1,139

		590,774

Total Corporate Obligations (Cost $3,518,533) ($ Thousands)		3,457,605

U.S. TREASURY OBLIGATIONS — 6.2%
U.S. Treasury Bills (B)
2.171%, 01/24/2019	2,604	2,581
2.131%, 01/10/2019	3,320	3,295
U.S. Treasury Bonds
4.500%, 05/15/2038	17,135	21,149
3.125%, 05/15/2048	116,890	119,607
3.000%, 02/15/2048	15,200	15,172
3.000%, 08/15/2048	10,500	10,481
2.750%, 08/15/2047	16,184	15,368
U.S. Treasury Notes
2.875%, 07/31/2025	770	773
2.875%, 05/15/2028	24,650	24,679
2.875%, 08/15/2028	20,860	20,900
2.000%, 02/15/2025	13,755	13,106

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
1.625%, 05/15/2026	$5,380	$4,937

Total U.S. Treasury Obligations (Cost $249,801) ($ Thousands)		252,048

MUNICIPAL BONDS — 6.1%

Alabama — 0.0%
Alabama, Economic Settlement Authority, Ser B, RB
4.263%, 09/15/2032	1,010	1,041

California — 2.8%
Bay Area, Toll Authority, Build America Project, RB
6.263%, 04/01/2049	2,845	3,946
California State University, Ser B, RB
Callable 05/01/2047 @ 100
3.899%, 11/01/2047	2,450	2,413
California State, Build America Project, GO
7.625%, 03/01/2040	1,870	2,769
7.600%, 11/01/2040	410	620
7.550%, 04/01/2039	10,640	15,779
7.500%, 04/01/2034	18,535	26,045
7.300%, 10/01/2039	11,750	16,616
California State, GO
Callable 04/01/2028 @ 100
4.500%, 04/01/2033	2,000	2,099
East Bay Municipal Utility District, Sub-Ser, RB
5.874%, 06/01/2040	1,255	1,595
Los Angeles County, Metropolitan Transportation Authority, RB
5.735%, 06/01/2039	680	827
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	1,025	1,499
Los Angeles, Community College District, Ser D, GO
6.680%, 08/01/2036	500	680
Los Angeles, Department of Airports, RB
3.887%, 05/15/2038	1,430	1,443
Los Angeles, Department of Water & Power, RB
5.716%, 07/01/2039	1,510	1,875
Los Angeles, Department of Water & Power, Ser C, RB
5.516%, 07/01/2027	955	1,095
Los Angeles, Unified School District, Build America Project, Ser RY, GO
6.758%, 07/01/2034	7,000	9,252
Los Angeles, Unified School District, GO
5.755%, 07/01/2029	1,000	1,162

14	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
San Diego County, Water Authority, Build America Project, RB
6.138%, 05/01/2049	$1,980	$2,612
San Francisco, Public Utilities Commission Water Revenue, Build America Project, Ser DE, RB
6.000%, 11/01/2040	1,000	1,251
San Jose, Redevelopment Agency, Ser A-T, TA
Callable 08/01/2027 @ 100
3.375%, 08/01/2034	1,250	1,195
Santa Clara Valley, Transportation Authority, Build America Project, RB
5.876%, 04/01/2032	2,000	2,340
University of California, RB
5.946%, 05/15/2045	3,000	3,758
5.770%, 05/15/2043	5,100	6,268
University of California, Ser AD, RB
4.858%, 05/15/2112	1,600	1,677
University of California, Ser AP, RB
3.931%, 05/15/2045	950	948
University of California, Ser AQ, RB
4.767%, 05/15/2115	2,701	2,761
University of California, Ser J, RB
4.131%, 05/15/2045	1,000	1,011

		113,536

District of Columbia — 0.0%
District of Columbia, Water & Sewer Authority, RB
4.814%, 10/01/2114	530	580

Georgia — 0.2%
Georgia State, Municipal Electric Authority, Build America Project, RB
7.055%, 04/01/2057	2,234	2,670
6.637%, 04/01/2057	4,567	5,575

		8,245

Illinois — 0.1%
Chicago, Metropolitan Water Reclamation District, Build America Project, GO
5.720%, 12/01/2038	3,205	3,924

Kansas — 0.1%
Kansas State, Development Finance Authority, Ser H, RB
4.727%, 04/15/2037	2,310	2,450

Massachusetts — 0.2%
Massachusetts State, Build America Project, GO
5.456%, 12/01/2039	5,085	6,113

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Michigan — 0.0%
Michigan State University, Build America Project, RB
Callable 02/15/2030 @ 100
6.173%, 02/15/2050	$850	$1,013

Mississippi — 0.0%
Missouri State, Health & Educational Facilities Authority, Ser A, RB
3.685%, 02/15/2047	675	648

Missouri — 0.0%
Missouri State, Health & Educational Facilities Authority, RB
3.086%, 09/15/2051	1,555	1,310

New Jersey — 0.4%
New Jersey State, Turnpike Authority, Build America Project, RB
7.414%, 01/01/2040	2,895	4,193
7.102%, 01/01/2041	6,485	9,111
New Jersey State, Turnpike Authority, Ser F, RB
3.729%, 01/01/2036	2,000	1,936

		15,240

New York — 1.0%
Metropolitan Transportation Authority, Build America Project, RB
6.548%, 11/15/2031	1,210	1,493
New York & New Jersey, Port Authority, RB
4.926%, 10/01/2051	245	281
4.458%, 10/01/2062	7,225	7,682
New York & New Jersey, Port Authority, Ser 181, RB
4.960%, 08/01/2046	500	573
New York & New Jersey, Port Authority, Ser 20, RB
4.229%, 10/15/2057	500	513
New York City, Build America Project, GO
5.985%, 12/01/2036	1,625	2,028
5.206%, 10/01/2031	750	853
New York City, Municipal Water Finance Authority, Build America Project, RB
6.011%, 06/15/2042	750	983
5.882%, 06/15/2044	500	651
5.724%, 06/15/2042	3,720	4,713
5.440%, 06/15/2043	3,000	3,672
New York City, Ser B-3, GO
Callable 10/01/2027 @ 100
3.050%, 10/01/2029	1,000	936

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	15

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York City, Transitional Finance Authority, Build America Project, RB
5.572%, 11/01/2038	$900	$1,070
New York City, Transitional Finance Authority, Future Tax Secured Revenue, RB
5.767%, 08/01/2036	7,010	8,326
5.508%, 08/01/2037	1,890	2,228
5.267%, 05/01/2027	1,000	1,121
New York State, Dormitory Authority, Build America Project, RB
5.289%, 03/15/2033	2,000	2,277
New York State, Urban Development, Build America Project, RB
5.770%, 03/15/2039	1,970	2,292

		41,692

Ohio — 0.2%
Ohio State University, Build America Project, RB
4.910%, 06/01/2040	2,265	2,594
Ohio State University, Ser A, RB
4.048%, 12/01/2056	4,150	4,067
Ohio State, Hospital Facilities Revenue Authority, RB
3.700%, 01/01/2043	970	947

		7,608

Pennsylvania — 0.1%
Commonwealth Financing Authority, Ser A, RB
4.144%, 06/01/2038	2,865	2,875

Texas — 0.8%
Dallas County, Hospital District, Build America Project, Ser C, GO
5.621%, 08/15/2044	2,000	2,458
Grand Parkway Transportation, Sub-Ser E, RB
5.184%, 10/01/2042	1,350	1,572
Houston, GO
3.961%, 03/01/2047	1,500	1,484
Houston, Utility System Revenue Authority, Ser B, RB
3.828%, 05/15/2028	1,250	1,271
North Texas, Tollway Authority, Build America Project, RB
6.718%, 01/01/2049	845	1,210
Permanent University Fund - University of Texas System, Ser S, RB
Callable 01/01/2047 @ 100
3.376%, 07/01/2047	2,010	1,861
San Antonio, Electric & Gas Systems Revenue, RB
5.808%, 02/01/2041	3,800	4,828

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Texas State, Build America Project, GO
5.517%, 04/01/2039	$4,350	$5,418
Texas State, Build America Project, Ser A, GO
4.631%, 04/01/2033	1,500	1,629
Texas State, Transportation Commission Highway Fund, Build America Project, Ser B, RB
5.178%, 04/01/2030	5,025	5,691
University of Texas, Build America Project, Ser B, RB
Callable 08/15/2019 @ 100
6.276%, 08/15/2041	60	62
University of Texas, Permanent University Fund, Build America Project, RB
5.262%, 07/01/2039	4,540	5,504

		32,988

Virginia — 0.0%
Virginia Commonwealth University, Health System Authority, Ser A, RB
4.956%, 01/01/2044	475	535

Washington — 0.2%
Washington State, Build America Bond Project, GO
5.040%, 08/01/2031	1,260	1,421
Washington State, Build America Project, GO
5.140%, 08/01/2040	4,495	5,251

		6,672

Total Municipal Bonds (Cost $249,624) ($ Thousands)		246,470

SOVEREIGN DEBT — 0.2%
Chile Government International Bond
3.860%, 06/21/2047	3,115	2,970
Israel Government International Bond
4.125%, 01/17/2048	1,610	1,558
Qatar Government International Bond
5.103%, 04/23/2048 (A)	2,495	2,566
Saudi Government International Bond MTN
5.000%, 04/17/2049 (A)	1,940	1,918
4.625%, 10/04/2047 (A)	365	347

Total Sovereign Debt (Cost $9,427) ($ Thousands)		9,359

16	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATION — 0.1%
FHLB DN
1.960%, 10/03/2014 (B)	$3,487	$3,481

Total U.S. Government Agency Obligation
(Cost $3,481) ($ Thousands)		3,481

	Shares
CASH EQUIVALENT — 1.3%
SEI Daily Income Trust, Government Fund, Cl F
1.750%**†	53,343,889	53,344

Total Cash Equivalent
(Cost $53,344) ($ Thousands)		53,344

Total Investments in Securities— 99.2%
(Cost $4,084,210) ($ Thousands)		$4,022,307

A list of the open futures contracts held by the Fund at August 31, 2018, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
U.S. 2-Year Treasury Note	299	Dec-2018	$63,208	$63,196	$(12)
U.S. 5-Year Treasury Note	(232)	Dec-2018	(26,325)	(26,308)	17
U.S. 10-Year Treasury Note	778	Dec-2018	93,547	93,567	20
U.S. Long Treasury Bond	(917)	Dec-2018	(132,597)	(132,248)	349
U.S. Ultra Long Treasury Bond	521	Dec-2018	82,940	83,003	63
U.S. Ultra Long Treasury Bond	78	Dec-2018	12,463	12,426	(37)
Ultra 10-Year U.S. Treasury Note	(141)	Dec-2018	(18,095)	(18,055)	40
Ultra 10-Year U.S. Treasury Note	93	Dec-2018	11,911	11,908	(3)

			$87,052	$87,489	$437

Percentages are based on Net Assets of $4,056,059 ($ Thousands).
**	Rate shown is the 7-day effective yield as of August 31, 2018.
†	Investment in Affiliated Security.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.
On August 31, 2018, the value of these securities amounted to $268,252 ($ Thousands), representing 6.61% of the Net Assets of the Fund.
(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(C)	Step Bond – Represents the current rate, the step rate, the step date and the final maturity date.

Cl — Class

DN— Discount Note

FHLB — Federal Home Loan Bank

GO — General Obligation

ICE— Intercontinental Exchange

LLC — Limited Liability Company

L.P. — Limited Partnership

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

TA — Tax Allocation

USD — United States Dollar

VAR — Variable Rate

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	17

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Long Duration Credit Fund (Continued)

The following is a list of the level of inputs used as of August 31, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$–	$3,457,605	$–	$3,457,605
U.S. Treasury Obligations	–	252,048	–	252,048
Municipal Bonds	–	246,470	–	246,470
Sovereign Debt	–	9,359	–	9,359
U.S. Government Agency
Obligation	–	3,481	–	3,481
Cash Equivalent	53,344	–	–	53,344

Total Investments in Securities	$53,344	$3,968,963	$–	$4,022,307

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$489	$—	$—	$489
Unrealized Depreciation	(52)	—	—	(52)

Total Other Financial Instruments	$437	$—	$—	$437

* Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended August 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2018, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended August 31, 2018 ($ Thousands):

Security Description	Value 5/31/2018	Purchases at Cost	Proceeds from Sales	Value 08/31/2018	Dividend Income
SEI Daily Income Trust, Government Fund, Cl F	$ 36,260	$ 381,753	$(364,669)	$ 53,344	$201

18	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Ultra Short Duration Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 44.1%

Consumer Discretionary — 3.6%
Alimentation Couche-Tard
2.833%, VAR ICE LIBOR USD 3 Month+0.500%, 12/13/2019 (A)	$1,585	$1,586
AutoZone
1.625%, 04/21/2019	160	159
BMW US Capital LLC
2.747%, VAR ICE LIBOR USD 3 Month+0.410%, 04/12/2021 (A)	1,705	1,709
Daimler Finance North America
2.871%, VAR ICE LIBOR USD 3 Month+0.530%, 05/05/2020 (A)	625	627
Daimler Finance North America LLC
3.077%, VAR ICE LIBOR USD 3 Month+0.740%, 07/05/2019 (A)	1,810	1,819
2.760%, VAR ICE LIBOR USD 3 Month+0.450%, 02/22/2021 (A)	500	501
1.500%, 07/05/2019 (A)	670	663
Discovery Communications
3.035%, VAR ICE LIBOR USD 3 Month+0.710%, 09/20/2019	760	763
Discovery Communications LLC
2.200%, 09/20/2019	220	218
Dollar Tree
3.036%, VAR ICE LIBOR USD 3 Month+0.700%, 04/17/2020	1,100	1,102
Ford Motor Credit
2.021%, 05/03/2019	1,300	1,291
Ford Motor Credit LLC
3.606%, VAR ICE LIBOR USD 3 Month+1.270%, 03/28/2022	750	750
3.156%, VAR ICE LIBOR USD 3 Month+0.830%, 03/12/2019	1,000	1,001
General Motors
3.143%, VAR ICE LIBOR USD 3 Month+0.800%, 08/07/2020	969	973
General Motors Financial
3.899%, VAR ICE LIBOR USD 3 Month+1.560%, 01/15/2020	500	507
3.267%, VAR ICE LIBOR USD 3 Month+0.930%, 04/13/2020	900	907
Hyundai Capital America
3.261%, VAR ICE LIBOR USD 3 Month+0.940%, 07/08/2021 (A)	725	727
Nissan Motor Acceptance MTN
3.227%, VAR ICE LIBOR USD 3 Month+0.890%, 01/13/2022 (A)	1,000	1,010
2.726%, VAR ICE LIBOR USD 3 Month+0.390%, 09/28/2020 (A)	850	851

		17,164

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Consumer Staples — 3.1%
Anheuser-Busch InBev Finance
3.603%, VAR ICE LIBOR USD 3 Month+1.260%, 02/01/2021	$800	$822
BAT Capital
2.909%, VAR ICE LIBOR USD 3 Month+0.590%, 08/14/2020 (A)	2,500	2,509
Bayer US Finance II LLC
3.500%, 06/25/2021 (A)	775	774
2.965%, VAR ICE LIBOR USD 3 Month+0.630%, 06/25/2021 (A)	1,300	1,306
Constellation Brands
2.000%, 11/07/2019	900	889
Kraft Heinz Foods
3.161%, VAR ICE LIBOR USD 3 Month+0.820%, 08/10/2022	625	628
Kroger
2.000%, 01/15/2019	290	289
Kroger MTN
1.500%, 09/30/2019	615	606
Molson Coors Brewing
1.450%, 07/15/2019	240	237
Mondelez International Holdings Netherlands BV
2.949%, VAR ICE LIBOR USD 3 Month+0.610%, 10/28/2019 (A)	1,645	1,650
Orlando Health Obligated Group
2.278%, 10/01/2018	1,275	1,274
Philip Morris International
2.732%, VAR ICE LIBOR USD 3 Month+0.420%, 02/21/2020	2,805	2,813
Reckitt Benckiser Treasury Services
2.895%, VAR ICE LIBOR USD 3 Month+0.560%, 06/24/2022 (A)	825	825

		14,622

Energy — 1.3%
Anadarko Petroleum
8.700%, 03/15/2019	750	772
6.950%, 06/15/2019	470	483
Andeavor Logistics
5.500%, 10/15/2019	430	439
Petroleos Mexicanos
6.000%, 03/05/2020	895	925
Phillips 66
3.089%, VAR ICE LIBOR USD 3 Month+0.750%, 04/15/2020 (A)	955	955
2.911%, VAR ICE LIBOR USD 3 Month+0.600%, 02/26/2021	665	666
Schlumberger Finance Canada
2.200%, 11/20/2020 (A)	600	587

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Shell International Finance BV
2.676%, VAR ICE LIBOR USD 3 Month+0.350%, 09/12/2019	$1,540	$1,546

		6,373

Financials — 26.2%
ABN AMRO Bank
2.973%, VAR ICE LIBOR USD 3 Month+0.640%, 01/18/2019 (A)	1,230	1,233
ABN AMRO Bank MTN
2.752%, VAR ICE LIBOR USD 3 Month+0.410%, 01/19/2021 (A)	950	951
AIG Global Funding
2.817%, VAR ICE LIBOR USD 3 Month+0.480%, 07/02/2020 (A)	1,200	1,203
AIG Global Funding MTN
1.950%, 10/18/2019 (A)	1,500	1,483
American Express Credit MTN
2.200%, 03/03/2020	2,050	2,025
American Honda Finance MTN
3.135%, VAR ICE LIBOR USD 3 Month+0.825%, 02/22/2019	1,970	1,977
Assurant
3.589%, VAR ICE LIBOR USD 3 Month+1.250%, 03/26/2021	795	797
Bank of America
3.379%, VAR ICE LIBOR USD 3 Month+1.040%, 01/15/2019	1,000	1,004
2.727%, VAR ICE LIBOR USD 3 Month+0.380%, 01/23/2022	1,200	1,197
Bank of America MTN
5.625%, 07/01/2020	3,300	3,447
3.508%, VAR ICE LIBOR USD 3 Month+1.160%, 01/20/2023	700	712
Bank of Montreal MTN
2.781%, VAR ICE LIBOR USD 3 Month+0.440%, 06/15/2020	2,065	2,075
Bank of New York Mellon MTN
2.807%, VAR ICE LIBOR USD 3 Month+0.480%, 09/11/2019	2,000	2,008
Bank of Nova Scotia
3.169%, VAR ICE LIBOR USD 3 Month+0.830%, 01/15/2019	1,470	1,474
2.959%, VAR ICE LIBOR USD 3 Month+0.640%, 03/07/2022	800	805
2.125%, 09/11/2019	1,370	1,361
Banque Federative du Credit Mutuel
2.838%, VAR ICE LIBOR USD 3 Month+0.490%, 07/20/2020 (A)	875	879
BB&T MTN
3.003%, VAR ICE LIBOR USD 3 Month+0.660%, 02/01/2019	800	802

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.911%, VAR ICE LIBOR USD 3 Month+0.570%, 06/15/2020	$650	$654
BPCE MTN
3.530%, VAR ICE LIBOR USD 3 Month+1.220%, 05/22/2022 (A)	675	684
Branch Banking & Trust
2.789%, VAR ICE LIBOR USD 3 Month+0.450%, 01/15/2020	1,350	1,355
Canadian Imperial Bank of Commerce
2.834%, VAR ICE LIBOR USD 3 Month+0.520%, 09/06/2019	1,115	1,119
2.664%, VAR ICE LIBOR USD 3 Month+0.315%, 02/02/2021	2,450	2,452
2.100%, 10/05/2020	1,705	1,668
Capital One
3.489%, VAR ICE LIBOR USD 3 Month+1.150%, 01/30/2023	1,000	1,010
Capital One Financial
3.098%, VAR ICE LIBOR USD 3 Month+0.760%, 05/12/2020	1,820	1,832
2.789%, VAR ICE LIBOR USD 3 Month+0.450%, 10/30/2020	725	724
Citibank
2.826%, VAR ICE LIBOR USD 3 Month+0.500%, 06/12/2020	600	603
2.688%, VAR ICE LIBOR USD 3 Month+0.350%, 02/12/2021	3,535	3,536
Citigroup
3.109%, VAR ICE LIBOR USD 3 Month+0.770%, 04/08/2019	1,000	1,004
2.650%, 10/26/2020	610	603
Citizens Bank
3.121%, VAR ICE LIBOR USD 3 Month+0.810%, 05/26/2022	1,250	1,245
2.881%, VAR ICE LIBOR USD 3 Month+0.570%, 05/26/2020	1,000	1,003
Compass Bank
3.057%, VAR ICE LIBOR USD 3 Month+0.730%, 06/11/2021	875	877
Cooperatieve Rabobank UA
3.161%, VAR ICE LIBOR USD 3 Month+0.830%, 01/10/2022	1,350	1,368
2.765%, VAR ICE LIBOR USD 3 Month+0.430%, 04/26/2021	1,300	1,302
Credit Agricole MTN
3.297%, VAR ICE LIBOR USD 3 Month+0.970%, 06/10/2020 (A)	500	506
CSABS, Ser 2018-LD1
3.420%, 07/25/2024	445	445
Danske Bank MTN
2.831%, VAR ICE LIBOR USD 3 Month+0.510%, 03/02/2020 (A)	1,250	1,254

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Deutsche Bank NY
3.162%, VAR ICE LIBOR USD 3 Month+0.815%, 01/22/2021	$750	$741
DNB Bank
2.707%, VAR ICE LIBOR USD 3 Month+0.370%, 10/02/2020 (A)	875	877
Fifth Third Bank
2.927%, VAR ICE LIBOR USD 3 Month+0.590%, 09/27/2019	1,210	1,213
2.775%, VAR ICE LIBOR USD 3 Month+0.440%, 07/26/2021	600	601
2.589%, VAR ICE LIBOR USD 3 Month+0.250%, 10/30/2020	1,250	1,250
Goldman Sachs Bank USA NY
3.200%, 06/05/2020	2,050	2,058
Goldman Sachs Group
3.445%, VAR ICE LIBOR USD 3 Month+1.110%, 04/26/2022	900	911
Goldman Sachs Group MTN
3.414%, VAR ICE LIBOR USD 3 Month+1.100%, 11/15/2018	1,375	1,378
HSBC Bank
4.125%, 08/12/2020 (A)	2,270	2,310
HSBC Holdings
2.922%, VAR ICE LIBOR USD 3 Month+0.600%, 05/18/2021	890	893
Huntington National Bank
2.837%, VAR ICE LIBOR USD 3 Month+0.510%, 03/10/2020	375	376
2.200%, 11/06/2018	1,790	1,790
Hyundai Capital America MTN
2.000%, 07/01/2019 (A)	500	495
ING Bank
3.027%, VAR ICE LIBOR USD 3 Month+0.690%, 10/01/2019 (A)	1,300	1,306
Intesa Sanpaolo NY
2.966%, VAR ICE LIBOR USD 3 Month+0.630%, 07/17/2019	375	375
Jackson National Life Global Funding
3.067%, VAR ICE LIBOR USD 3 Month+0.730%, 06/27/2022 (A)	600	608
2.807%, VAR ICE LIBOR USD 3 Month+0.480%, 06/11/2021 (A)	2,320	2,325
JPMorgan Chase
4.400%, 07/22/2020	1,650	1,690
3.544%, VAR ICE LIBOR USD 3 Month+1.205%, 10/29/2020	396	404
3.302%, VAR ICE LIBOR USD 3 Month+0.955%, 01/23/2020	700	708
2.969%, VAR ICE LIBOR USD 3 Month+0.630%, 01/28/2019	1,000	1,002

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
KeyBank
3.120%, VAR ICE LIBOR USD 3 Month+0.810%, 11/22/2021	$1,300	$1,313
2.350%, 03/08/2019	750	749
KFW
1.000%, 09/07/2018	2,150	2,150
Manufacturers & Traders Trust
2.932%, VAR ICE LIBOR USD 3 Month+0.610%, 05/18/2022	1,250	1,255
2.605%, VAR ICE LIBOR USD 3 Month+0.270%, 01/25/2021	1,550	1,550
Metropolitan Life Global Funding I
2.400%, 01/08/2021 (A)	1,595	1,567
Moody’s
2.671%, VAR ICE LIBOR USD 3 Month+0.350%, 09/04/2018	900	900
Morgan Stanley
3.528%, VAR ICE LIBOR USD 3 Month+1.180%, 01/20/2022	800	812
3.192%, VAR ICE LIBOR USD 3 Month+0.850%, 01/24/2019	750	752
3.119%, VAR ICE LIBOR USD 3 Month+0.800%, 02/14/2020	1,555	1,559
National Bank of Canada MTN
2.886%, VAR ICE LIBOR USD 3 Month+0.560%, 06/12/2020	2,500	2,511
New York Life Global Funding
2.447%, VAR ICE LIBOR USD 3 Month+0.100%, 01/21/2020 (A)	1,050	1,051
PNC Bank
2.682%, VAR ICE LIBOR USD 3 Month+0.360%, 05/19/2020	750	752
2.597%, VAR ICE LIBOR USD 3 Month+0.250%, 01/22/2021	2,250	2,252
Principal Life Global Funding II MTN
1.500%, 04/18/2019 (A)	500	496
Protective Life Global Funding
1.722%, 04/15/2019 (A)	1,065	1,059
Regions Bank
2.838%, VAR ICE LIBOR USD 3 Month+0.500%, 08/13/2021	600	600
Royal Bank of Canada
2.000%, 10/01/2018	3,150	3,149
Royal Bank of Canada MTN
1.625%, 04/15/2019	1,000	994
Santander UK
2.941%, VAR ICE LIBOR USD 3 Month+0.620%, 06/01/2021	850	854
Sumitomo Mitsui Banking
2.686%, VAR ICE LIBOR USD 3 Month+0.350%, 01/17/2020	1,200	1,203

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
SunTrust Bank
2.872%, VAR ICE LIBOR USD 3 Month+0.530%, 01/31/2020	$2,615	$2,625
2.590%, VAR ICE LIBOR USD 3 Month+0.298%, 01/29/2021	800	793
Svenska Handelsbanken MTN
2.782%, VAR ICE LIBOR USD 3 Month+0.470%, 05/24/2021	850	853
Synchrony Financial
3.578%, VAR ICE LIBOR USD 3 Month+1.230%, 02/03/2020	1,750	1,763
Toronto-Dominion Bank
2.250%, 09/25/2019 (A)	2,175	2,161
Toronto-Dominion Bank MTN
2.756%, VAR ICE LIBOR USD 3 Month+0.430%, 06/11/2021	2,260	2,274
UBS MTN
2.959%, VAR ICE LIBOR USD 3 Month+0.640%, 08/14/2019	1,750	1,760
2.200%, 06/08/2020 (A)	2,000	1,964
US Bank
3.150%, 04/26/2021	2,250	2,253
Wells Fargo
3.452%, VAR ICE LIBOR USD 3 Month+1.110%, 01/24/2023	700	712
Wells Fargo MTN
3.019%, VAR ICE LIBOR USD 3 Month+0.680%, 01/30/2020	1,250	1,259
2.600%, 07/22/2020	2,450	2,428
Wells Fargo Bank MTN
2.964%, VAR ICE LIBOR USD 3 Month+0.650%, 12/06/2019	1,000	1,006
Westpac Banking
2.946%, VAR ICE LIBOR USD 3 Month+0.610%, 01/17/2019	800	802

		124,169

Health Care — 3.0%
Amgen
2.788%, VAR ICE LIBOR USD 3 Month+0.450%, 05/11/2020	1,250	1,256
2.661%, VAR ICE LIBOR USD 3 Month+0.320%, 05/10/2019	1,185	1,187
Anthem
2.500%, 11/21/2020	900	887
Becton Dickinson
3.209%, VAR ICE LIBOR USD 3 Month+0.875%, 12/29/2020	950	952
Cardinal Health
3.111%, VAR ICE LIBOR USD 3 Month+0.770%, 06/15/2022	1,200	1,201

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
CVS Health
3.047%, VAR ICE LIBOR USD 3 Month+0.720%, 03/09/2021	$820	$827
2.957%, VAR ICE LIBOR USD 3 Month+0.630%, 03/09/2020	1,345	1,353
Dignity Health
2.637%, 11/01/2019	2,060	2,054
Gilead Sciences
2.575%, VAR ICE LIBOR USD 3 Month+0.250%, 09/20/2019	1,550	1,552
Teva Pharmaceutical Finance Netherlands III BV
1.700%, 07/19/2019	2,145	2,109
UnitedHealth Group
2.409%, VAR ICE LIBOR USD 3 Month+0.070%, 10/15/2020	800	800

		14,178

Industrials — 2.0%
Air Lease
2.125%, 01/15/2020	650	641
Aviation Capital Group LLC
3.013%, VAR ICE LIBOR USD 3 Month+0.670%, 07/30/2021 (A)	945	947
Equifax
3.184%, VAR ICE LIBOR USD 3 Month+0.870%, 08/15/2021	1,220	1,228
Fortive
1.800%, 06/15/2019	520	515
GE Capital International Funding Unlimited Co
2.342%, 11/15/2020	1,875	1,837
General Dynamics
2.875%, 05/11/2020	2,045	2,044
General Electric MTN
2.959%, VAR ICE LIBOR USD 3 Month+0.620%, 01/09/2020	200	201
John Deere Capital MTN
2.350%, 01/08/2021	685	675
TTX MTN
2.250%, 02/01/2019 (A)	465	464
United Technologies
2.693%, VAR ICE LIBOR USD 3 Month+0.350%, 11/01/2019	900	902

		9,454

Information Technology — 1.0%
Broadcom
2.375%, 01/15/2020	1,400	1,385
DXC Technology
2.875%, 03/27/2020	610	605

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
eBay
3.209%, VAR ICE LIBOR USD 3 Month+0.870%, 01/30/2023	$1,200	$1,214
Hewlett Packard Enterprise
4.267%, VAR ICE LIBOR USD 3 Month+1.930%, 10/05/2018	255	256
2.100%, 10/04/2019 (A)	1,225	1,213

		4,673

Materials — 0.4%
Air Liquide Finance
1.375%, 09/27/2019 (A)	900	886
Syngenta Finance
3.698%, 04/24/2020 (A)	750	751

		1,637

Real Estate — 0.1%
American Tower
2.800%, 06/01/2020	643	638

Sovereign — 0.4%
International Bank for Reconstruction & Development
2.150%, VAR United States Secured Overnight Financing Rate+0.220%, 08/21/2020	2,090	2,090

Telecommunication Services — 1.2%
AT&T
5.200%, 03/15/2020	1,620	1,670
3.264%, VAR ICE LIBOR USD 3 Month+0.930%, 06/30/2020	1,250	1,263
Verizon Communications
2.684%, VAR ICE LIBOR USD 3 Month+0.370%, 08/15/2019	2,565	2,571

		5,504

Utilities — 1.8%
American Electric Power
2.150%, 11/13/2020	750	734
Consolidated Edison of New York
2.739%, VAR ICE LIBOR USD 3 Month+0.400%, 06/25/2021	2,005	2,013
DTE Energy
1.500%, 10/01/2019	870	856
Emera US Finance
2.150%, 06/15/2019	340	338
NextEra Energy Capital Holdings
1.649%, 09/01/2018	185	185

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Sempra Energy
2.589%, VAR ICE LIBOR USD 3 Month+0.250%, 07/15/2019	$3,575	$3,576
1.625%, 10/07/2019	395	389
Southern
3.037%, VAR ICE LIBOR USD 3 Month+0.700%, 09/30/2020 (A)	600	602

		8,693

Total Corporate Obligations (Cost $209,005) ($ Thousands)		209,195

ASSET-BACKED SECURITIES — 31.1%

Automotive — 9.8%
American Credit Acceptance Receivables Trust 2018-2, Ser 2018-2, Cl A
2.940%, 01/10/2022 (A)	979	979
American Credit Acceptance Receivables Trust, Ser 2016-3, Cl B
2.870%, 08/12/2022 (A)	663	662
American Credit Acceptance Receivables Trust, Ser 2017-3, Cl A
1.820%, 03/10/2020 (A)	66	66
American Credit Acceptance Receivables Trust, Ser 2017-4, Cl A
2.000%, 07/10/2020 (A)	192	192
AmeriCredit Automobile Receivables Trust, Ser 2014-3, Cl D
3.130%, 10/08/2020	1,375	1,378
AmeriCredit Automobile Receivables Trust, Ser 2015-3, Cl C
2.730%, 03/08/2021	825	825
AmeriCredit Automobile Receivables Trust, Ser 2016-2, Cl A3
1.600%, 11/09/2020	212	212
AmeriCredit Automobile Receivables Trust, Ser 2016-2, Cl C
2.870%, 11/08/2021	810	809
AmeriCredit Automobile Receivables Trust, Ser 2017-2, Cl A2A
1.650%, 09/18/2020	128	128
ARI Fleet Lease Trust, Ser 2017-A, Cl A2
1.910%, 04/15/2026 (A)	496	494
ARI Fleet Lease Trust, Ser 2018-A, Cl A2
2.550%, 10/15/2026 (A)	335	334
Canadian Pacer Auto Receivables Trust, Ser 2017-1A, Cl A2A
1.772%, 12/19/2019 (A)	841	839
CarMax Auto Owner Trust, Ser 2015-4, Cl A3
1.560%, 11/16/2020	508	506

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
CarMax Auto Owner Trust, Ser 2018-3, Cl A2A
2.880%, 10/15/2021	$1,050	$1,050
Chesapeake Funding II LLC, Ser 2017-2A, Cl A1
1.990%, 05/15/2029 (A)	449	445
Chesapeake Funding II LLC, Ser 2017-3A, Cl A2
2.403%, VAR ICE LIBOR USD 1 Month+0.340%, 08/15/2029 (A)	1,238	1,239
Chesapeake Funding II LLC, Ser 2017-4A, Cl A1
2.120%, 11/15/2029 (A)	566	560
Chesapeake Funding II LLC, Ser 2017-4A, Cl A2
2.403%, VAR ICE LIBOR USD 1 Month+0.340%, 11/15/2029 (A)	2,317	2,317
Chesapeake Funding II LLC, Ser 2018-2A, Cl A2
1.000%, VAR ICE LIBOR USD 1 Month+0.370%, 08/15/2030 (A)	825	825
Chesapeake Funding II, Ser 2017-3A, Cl A1
1.910%, 08/15/2029 (A)	474	468
CIG Auto Receivables Trust, Ser 2017-1A, Cl A
2.710%, 05/15/2023 (A)	176	175
CPS Auto Receivables Trust, Ser 2017-C, Cl A
1.780%, 09/15/2020 (A)	77	76
CPS Auto Receivables Trust, Ser 2017-D, Cl A
1.870%, 03/15/2021 (A)	151	150
CPS Auto Receivables Trust, Ser 2018-A, Cl A
2.160%, 05/17/2021 (A)	174	174
CPS Auto Trust, Ser 2018-C, Cl A
2.870%, 09/15/2021 (A)	447	447
Credit Acceptance Auto Loan Trust, Ser 2016-2A, Cl A
2.420%, 11/15/2023 (A)	1,048	1,047
Credit Acceptance Auto Loan Trust, Ser 2017-2A, Cl A
2.550%, 02/17/2026 (A)	690	684
Credit Acceptance Auto Loan Trust, Ser 2017-3A, Cl A
2.650%, 06/15/2026 (A)	300	297
Drive Auto Receivables Trust, Ser 2018-1, Cl A2
2.230%, 04/15/2020	632	631
Drive Auto Receivables Trust, Ser 2018-3, Cl A3
3.010%, 11/15/2021	1,590	1,590
Enterprise Fleet Financing LLC, Ser 2016-2, Cl A2
1.740%, 02/22/2022 (A)	559	557

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Enterprise Fleet Financing LLC, Ser 2017-2, Cl A2
1.970%, 01/20/2023 (A)	$298	$296
Enterprise Fleet Financing LLC, Ser 2018-2, Cl A2
3.140%, 02/20/2024 (A)	465	465
Exeter Automobile Receivables Trust 2018-3, Ser 2018-3A, Cl A
2.900%, 01/18/2022 (A)	921	921
Exeter Automobile Receivables Trust, Ser 2018-1A, Cl A
2.210%, 05/17/2021 (A)	267	266
First Investors Auto Owner Trust, Ser 2017-1A, Cl A1
1.690%, 04/15/2021 (A)	73	73
First Investors Auto Owner Trust, Ser 2017-2A, Cl A1
1.860%, 10/15/2021 (A)	122	121
First Investors Auto Owner Trust, Ser 2018-1A, Cl A1
2.840%, 05/16/2022 (A)	283	283
Flagship Credit Auto Trust, Ser 2017-2, Cl A
1.850%, 07/15/2021 (A)	254	252
Flagship Credit Auto Trust, Ser 2017-3, Cl A
1.880%, 10/15/2021 (A)	415	412
Flagship Credit Auto Trust, Ser 2018-3, Cl A
3.070%, 02/15/2023 (A)	625	625
Ford Credit Auto Owner Trust, Ser 2014-1, Cl A
2.260%, 11/15/2025 (A)	1,505	1,500
Ford Credit Auto Owner Trust, Ser 2014-C, Cl C
2.160%, 08/15/2020	800	798
GLS Auto Receivables Trust, Ser 2016-1A, Cl A
2.730%, 10/15/2020 (A)	16	16
GLS Auto Receivables Trust, Ser 2017-1A, Cl A2
2.670%, 04/15/2021 (A)	462	461
GLS Auto Receivables Trust, Ser 2018-1A, Cl A
2.820%, 07/15/2022 (A)	765	763
GLS Auto Receivables Trust, Ser 2018-2A, Cl A
3.250%, 04/18/2022 (A)	1,164	1,164
GM Financial Consumer Automobile, Ser 2017-1A, Cl A2A
1.510%, 03/16/2020 (A)	208	207
Honda Auto Receivables Owner Trust, Ser 2018-1, Cl A2
2.360%, 06/15/2020	1,100	1,099
Hyundai Auto Lease Securitization Trust, Ser 2017-A, Cl A2A
1.560%, 07/15/2019 (A)	156	156

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Mercedes-Benz Auto Lease Trust, Ser 2018-A, Cl A2
2.200%, 04/15/2020	$345	$344
Mercedes-Benz Auto Receivables Trust, Ser 2016-1, Cl A4
1.460%, 12/15/2022	1,900	1,859
Mercedes-Benz Auto Receivables Trust, Ser 2018-1, Cl A2A
2.710%, 04/15/2021	1,065	1,066
Nissan Auto Receivables 2018-B Owner Trust, Ser 2018-B, Cl A2A
2.760%, 07/15/2021	580	580
Nissan Auto Receivables Owner Trust, Ser 2016-A, Cl A3
1.340%, 10/15/2020	285	283
Prestige Auto Receivables Trust, Ser 2016- 2A, Cl A2
1.460%, 07/15/2020 (A)	58	58
Prestige Auto Receivables Trust, Ser 2017-1A, Cl A3
2.050%, 10/15/2021 (A)	1,475	1,465
Santander Drive Auto Receivables Trust, Ser 2014-4, Cl D
3.100%, 11/16/2020	1,912	1,915
Santander Drive Auto Receivables Trust, Ser 2016-1, Cl B
2.470%, 12/15/2020	367	366
Santander Drive Auto Receivables Trust, Ser 2016-3, Cl C
2.460%, 03/15/2022	725	720
Santander Drive Auto Receivables Trust, Ser 2018-1, Cl A2
2.100%, 11/16/2020	241	241
Santander Retail Auto Lease Trust, Ser 2017- A, Cl A3
2.220%, 01/20/2021 (A)	2,150	2,130
Securitized Term Auto Receivables Trust, Ser 2017-2A, Cl A2A
1.775%, 01/27/2020 (A)	188	188
Skopos Auto Receivables Trust, Ser 2018-1A, Cl A
3.190%, 09/15/2021 (A)	533	533
Tesla Auto Lease Trust, Ser 2018-A, Cl A
2.320%, 12/20/2019 (A)	746	744
Tidewater Auto Receivables Trust, Ser 2018- AA, Cl A1
2.500%, 05/15/2019 (A)	517	517
Toyota Auto Receivables Owner Trust, Ser 2016-B, Cl A3
1.300%, 04/15/2020	111	111

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
United Auto Credit Securitization Trust, Ser 2018-1, Cl A
2.260%, 04/10/2020 (A)	$377	$376
United Auto Credit Securitization Trust, Ser 2018-1, Cl B
2.760%, 10/13/2020 (A)	495	494
Westlake Automobile Receivables Trust, Ser 2016-2A, Cl B
2.300%, 11/15/2019 (A)	192	192
Westlake Automobile Receivables Trust, Ser 2017-1A, Cl A2
1.780%, 04/15/2020 (A)	85	85
Westlake Automobile Receivables Trust, Ser 2017-2A, Cl A2A
1.800%, 07/15/2020 (A)	219	218
Westlake Automobile Receivables Trust, Ser 2018-1A, Cl A2B
2.313%, VAR ICE LIBOR USD 1 Month+0.250%, 12/15/2020 (A)	714	714
Westlake Automobile Receivables Trust, Ser 2018-2A, Cl A2A
2.840%, 09/15/2021 (A)	580	580
Wheels SPV 2 LLC, Ser 2017-1A, Cl A2
1.880%, 04/20/2026 (A)	193	192
Wheels SPV 2 LLC, Ser 2018-1A, Cl A2
3.060%, 04/20/2027 (A)	305	305

		46,310

Credit Cards — 4.7%

American Express Credit Account Master Trust, Ser 2013-2, Cl A
2.483%, VAR ICE LIBOR USD 1 Month+0.420%, 05/17/2021	1,140	1,141
American Express Credit Account Master Trust, Ser 2014-1, Cl A
2.433%, VAR ICE LIBOR USD 1 Month+0.370%, 12/15/2021	1,368	1,371
Cabela’s Credit Card Master Note Trust, Ser 2016-1, Cl A1
1.780%, 06/15/2022	640	635
Capital One Multi-Asset Execution Trust, Ser 2015-A3, Cl A3
2.463%, VAR ICE LIBOR USD 1 Month+0.400%, 03/15/2023	780	783
Capital One Multi-Asset Execution Trust, Ser 2015-A7, Cl A7
1.450%, 08/16/2021	1,900	1,898
Capital One Multi-Asset Execution Trust, Ser 2016-A3, Cl A3
1.340%, 04/15/2022	2,750	2,722

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Capital One Multi-Asset Execution Trust, Ser 2016-A6, Cl A6
1.820%, 09/15/2022	$2,167	$2,142
CARDS II Trust, Ser 2017-1A, Cl A
2.433%, VAR LIBOR USD 1 Month+0.370%, 04/18/2022 (A)	1,385	1,386
Discover Card Execution Note Trust, Ser 2015-A2, Cl A
1.900%, 10/17/2022	3,420	3,368
Discover Card Execution Note Trust, Ser 2016-A2, Cl A2
2.603%, VAR ICE LIBOR USD 1 Month+0.540%, 09/15/2021	2,000	2,005
Discover Card Execution Note Trust, Ser 2016-A4, Cl A4
1.390%, 03/15/2022	1,560	1,539
GE Capital Credit Card Master Note Trust, Ser 2012-7, Cl A
1.760%, 09/15/2022	1,110	1,097
Golden Credit Card Trust, Ser 2016-5A, Cl A
1.600%, 09/15/2021 (A)	550	543
Master Credit Card Trust II, Ser 2018-1A, Cl A
2.559%, VAR LIBOR USD 1 Month+0.490%, 07/22/2024 (A)	355	355
Synchrony Credit Card Master Note Trust, Ser 2016-3, Cl B
1.910%, 09/15/2022	1,254	1,241

		22,226

Mortgage Related Securities — 0.3%

Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
2.745%, VAR ICE LIBOR USD 1 Month+0.680%, 01/25/2035	203	203
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2004-4, Cl A1
2.785%, VAR ICE LIBOR USD 1 Month+0.720%, 10/25/2034	432	432
Ajax Mortgage Loan Trust, Ser 2017-B, Cl A
3.163%, 09/25/2056 (A)(B)	694	680
Bear Stearns Asset-Backed Securities I Trust, Ser 2005-HE3, Cl M2
3.085%, VAR ICE LIBOR USD 1 Month+1.020%, 03/25/2035	271	271

		1,586

Non-Agency Mortgage-Backed Obligations — 1.4%

Bayview Opportunity Master Fund IIIa Trust, Ser 2017-RN7, Cl A1
3.105%, 09/28/2032 (A)	8	8

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Bayview Opportunity Master Fund IIIa Trust, Ser 2017-RN8, Cl A1
3.352%, 11/28/2032 (A)	$341	$338
Bayview Opportunity Master Fund IVb Trust, Ser 2017-RT6, Cl A
3.500%, 10/28/2057 (A)(B)	700	695
Citigroup Mortgage Loan Trust, Ser 2018-RP2, Cl A1
3.500%, 02/25/2058 (A)(B)	590	589
Deephaven Residential Mortgage Trust, Ser 2018-2A, Cl A1
3.479%, 04/25/2058 (A)(B)	809	808
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2018-SPI2, Cl M1
3.820%, 05/25/2048 (A)(B)	666	666
Holmes Master Issuer, Ser 2018-1A, Cl A1
2.433%, VAR ICE LIBOR USD 1 Month+0.370%, 01/15/2019 (A)	766	766
JPMBB Commercial Mortgage Securities Trust, Ser C25, Cl A2
2.949%, 11/15/2047	820	820
Morgan Stanley Bank of America Merrill Lynch Trust, Ser C14, Cl A3
3.669%, 02/15/2047	180	182
Sequoia Mortgage Trust, Ser 2018-CH3, Cl A1
4.500%, 08/25/2048 (A)(B)	836	851
Verus Securitization Trust, Ser 2018-2, Cl A1
3.677%, 06/01/2058 (A)(B)	847	847

		6,570

Other Asset-Backed Securities — 14.9%

Ally Master Owner Trust, Ser 2017-1, Cl A
2.463%, VAR LIBOR USD 1 Month+0.400%, 02/15/2021	743	744
ALM VI, Ser 2018-6A, Cl A1B3
3.548%, VAR ICE LIBOR USD 3 Month+1.200%, 07/15/2026 (A)	975	975
Apidos CLO XII, Ser 2018-12A, Cl AR
3.419%, VAR ICE LIBOR USD 3 Month+1.080%, 04/15/2031 (A)	925	924
Atlas Senior Loan Fund IX LLC, Ser 2018-9A, Cl A
3.218%, VAR ICE LIBOR USD 3 Month+0.870%, 04/20/2028 (A)	1,375	1,366
BlueMountain CLO 2015-2, Ser 2018-2A, Cl A1R
3.260%, VAR ICE LIBOR USD 3 Month+0.930%, 07/18/2027 (A)	1,275	1,271
Carlyle Global Market Strategies CLO, Ser 2017-2A, Cl AR
3.223%, VAR ICE LIBOR USD 3 Month+0.890%, 01/18/2029 (A)	335	332

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Carlyle Global Market Strategies CLO, Ser 2018-1A, Cl A1R2
3.306%, VAR ICE LIBOR USD 3 Month+0.970%, 04/17/2031 (A)	$1,000	$994
Cent CLO, Ser 2017-20A, Cl AR
3.435%, VAR ICE LIBOR USD 3 Month+1.100%, 01/25/2026 (A)	1,319	1,319
CIFC Funding, Ser 2017-1A, Cl A1R
3.589%, VAR ICE LIBOR USD 3 Month+1.250%, 07/16/2030 (A)	1,060	1,066
CLUB Credit Trust, Ser 2017-P2, Cl A
2.610%, 01/15/2024 (A)	400	398
CNH Equipment Trust, Ser 2017-C, Cl A2
1.840%, 03/15/2021	2,038	2,031
Conn’s Receivables Funding LLC, Ser 2017-B, Cl A
2.730%, 07/15/2020 (A)	61	61
Credit-Based Asset Servicing and Securitization, Ser 2005-CB3, Cl M2
2.995%, VAR ICE LIBOR USD 1 Month+0.930%, 05/25/2035	685	688
Dell Equipment Finance Trust, Ser 2018-1, Cl A2A
2.970%, 10/22/2020 (A)	640	641
DLL Securitization Trust, Ser 2017-A, Cl A2
1.890%, 07/15/2020 (A)	250	249
Engs Commercial Finance Trust, Ser 2018-1A, Cl A1
2.970%, 02/22/2021 (A)	354	354
Finance of America Structured Securities Trust, Ser 2017-HB1, Cl A
2.321%, 11/25/2027 (A)(B)	286	285
Ford Credit Floorplan Master Owner Trust A, Ser 2016-5, Cl A1
1.950%, 11/15/2021	1,200	1,187
Ford Credit Floorplan Master Owner Trust A, Ser 2016-5, Cl B
2.160%, 11/15/2021	475	470
Ford Credit Floorplan Master Owner Trust A, Ser 2017-1, Cl A1
2.070%, 05/15/2022	1,930	1,902
GreatAmerica Leasing Receivables Funding, Ser 2018-1, Cl A2
2.350%, 05/15/2020 (A)	345	344
GSAMP Trust, Ser 2006-HE1, Cl A2D
2.375%, VAR ICE LIBOR USD 1 Month+0.310%, 01/25/2036	866	866
John Deere Owner Trust, Ser 2018-A, Cl A1
1.950%, 03/15/2019	218	218
KKR CLO, Ser 2018-21, Cl A
3.345%, VAR ICE LIBOR USD 3 Month+1.000%, 04/15/2031 (A)	775	770

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Madison Park Funding XII, Ser 2017-12A, Cl AR
3.608%, VAR ICE LIBOR USD 3 Month+1.260%, 07/20/2026 (A)	$300	$300
Madison Park Funding XXX, Ser 2018-30A, Cl A
3.089%, VAR ICE LIBOR USD 3 Month+0.750%, 04/15/2029 (A)	1,350	1,332
Magnetite VII, Ser 2018-7A, Cl A1R2
3.139%, VAR ICE LIBOR USD 3 Month+0.800%, 01/15/2028 (A)	1,250	1,235
Magnetite VIII, Ser 2018-8A, Cl AR2
3.319%, VAR ICE LIBOR USD 3 Month+0.980%, 04/15/2031 (A)	685	682
Marlette Funding Trust, Ser 2017-3A, Cl A
2.360%, 12/15/2024 (A)	220	219
Marlette Funding Trust, Ser 2018-1A, Cl A
2.610%, 03/15/2028 (A)	376	375
Marlette Funding Trust, Ser 2018-2A, Cl A
3.060%, 07/17/2028 (A)	407	407
Mill City Mortgage Loan Trust, Ser 2017-3, Cl A1
2.750%, 01/25/2061 (A)(B)	732	717
Mill City Mortgage Loan Trust, Ser 2018-1, Cl A1
3.250%, 05/25/2062 (A)(B)	371	371
Mill City Mortgage Loan Trust, Ser 2018-2, Cl A1
3.500%, 05/25/2058 (A)(B)	1,212	1,207
MMAF Equipment Finance LLC, Ser 2013-AA, Cl A5
2.570%, 06/09/2033 (A)	744	742
MMAF Equipment Finance LLC, Ser 2017-AA, Cl A2
1.730%, 05/18/2020 (A)	115	114
Morgan Stanley Capital 1 Trust, Ser STAR, Cl A1
2.084%, 08/05/2034 (A)	170	166
Nationstar HECM Loan Trust, Ser 2017-1A, Cl A
1.970%, 05/25/2027 (A)	147	147
Nationstar HECM Loan Trust, Ser 2017-2A, Cl A1
2.038%, 09/25/2027 (A)(B)	230	227
Nationstar HECM Loan Trust, Ser 2018-1A, Cl A
2.760%, 02/25/2028 (A)(B)	322	322
Nationstar HECM Loan Trust, Ser 2018-2A, Cl A
3.188%, 07/25/2028 (A)(B)	427	427

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	9

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Navient Student Loan Trust, Ser 2016-6A, Cl A1
2.545%, VAR ICE LIBOR USD 1 Month+0.480%, 03/25/2066 (A)	$118	$118
New Residential Mortgage LLC, Ser 2018-FNT1, Cl A
3.610%, 05/25/2023 (A)	1,048	1,048
NextGear Floorplan Master Owner Trust, Ser 2017-2A, Cl A1
2.743%, VAR LIBOR USD 1 Month+0.680%, 10/17/2022 (A)	1,530	1,538
Nissan Master Owner Trust Receivables, Ser 2017-C, Cl A
2.383%, VAR LIBOR USD 1 Month+0.320%, 10/17/2022	2,000	2,003
NRZ Excess Spread-Collateralized Notes, Ser 2018-PLS1, Cl A
3.193%, 01/25/2023 (A)	583	581
NRZ Excess Spread-Collateralized Notes, Ser 2018-PLS2, Cl A
3.265%, 02/25/2023 (A)	358	356
NYCTL Trust, Ser 2017-A, Cl A
1.870%, 11/10/2030 (A)	313	309
NYCTL Trust, Ser 2018-A, Cl A
3.220%, 11/10/2031 (A)	2,315	2,314
Oak Hill Credit Partners X, Ser 2017-10A, Cl AR
3.478%, VAR ICE LIBOR USD 3 Month+1.130%, 07/20/2026 (A)	675	675
OCP CLO, Ser 2016-2A, Cl A1R
3.710%, VAR ICE LIBOR USD 3 Month+1.400%, 11/22/2025 (A)	292	292
OCP CLO, Ser 2017-8A, Cl A1R
3.186%, VAR ICE LIBOR USD 3 Month+0.850%, 04/17/2027 (A)	700	698
Octagon Investment Partners 24, Ser 2017-1A, Cl A1R
3.212%, VAR ICE LIBOR USD 3 Month+0.900%, 05/21/2027 (A)	1,250	1,248
Octagon Investment Partners XX, Ser 2017-1A, Cl AR
3.468%, VAR ICE LIBOR USD 3 Month+1.130%, 08/12/2026 (A)	1,195	1,196
OneMain Financial Issuance Trust, Ser 2016-1A, Cl B
4.570%, 02/20/2029 (A)	340	344
OZLM VII, Ser 2018-7RA, Cl A1R
3.346%, VAR ICE LIBOR USD 3 Month+1.010%, 07/17/2029 (A)	965	962
OZLM XII, Ser 2015-12A, Cl A1
3.789%, VAR ICE LIBOR USD 3 Month+1.450%, 04/30/2027 (A)	640	640

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Palmer Square CLO, Ser 2018-3A, Cl A2
3.685%, VAR ICE LIBOR USD 3 Month+1.350%, 08/15/2026 (A)	$820	$820
Pretium Mortgage Credit Partners I LLC, Ser 2018-NPL2, Cl A1
3.700%, 03/27/2033 (A)	717	712
Pretium Mortgage Credit Partners, Ser 2017-NPL5, Cl A1
3.327%, 12/30/2032 (A)(B)	187	186
Prosper Marketplace Issuance Trust, Ser 2017-3A, Cl A
2.360%, 11/15/2023 (A)	207	207
Prosper Marketplace Issuance Trust, Ser 2018-1A, Cl A
3.110%, 06/17/2024 (A)	423	424
PRPM LLC, Ser 2018-1A, Cl A1
3.750%, 04/25/2023 (A)(B)	490	488
Regional Management Issuance Trust, Ser 2018-1, Cl A
3.830%, 07/15/2027 (A)	470	470
Shackleton CLO, Ser 2018-6RA, Cl A
3.356%, VAR ICE LIBOR USD 3 Month+1.020%, 07/17/2028 (A)	725	723
SLM Student Loan Trust, Ser 2003-14, Cl A5
2.565%, VAR ICE LIBOR USD 3 Month+0.230%, 01/25/2023	15	15
SLM Student Loan Trust, Ser 2004-3, Cl A5
2.505%, VAR ICE LIBOR USD 3 Month+0.170%, 07/25/2023	227	227
SLM Student Loan Trust, Ser 2004-8A, Cl A5
2.835%, VAR ICE LIBOR USD 3 Month+0.500%, 04/25/2024 (A)	337	337
SLM Student Loan Trust, Ser 2005-3, Cl A5
2.425%, VAR ICE LIBOR USD 3 Month+0.090%, 10/25/2024	334	334
SLM Student Loan Trust, Ser 2005-4, Cl A3
2.455%, VAR ICE LIBOR USD 3 Month+0.120%, 01/25/2027	445	444
SLM Student Loan Trust, Ser 2008-5, Cl A4
4.035%, VAR ICE LIBOR USD 3 Month+1.700%, 07/25/2023	1,170	1,202
SLM Student Loan Trust, Ser 2008-9, Cl A
3.835%, VAR ICE LIBOR USD 3 Month+1.500%, 04/25/2023	1,210	1,232
SLM Student Loan Trust, Ser 2011-1, Cl A1
2.585%, VAR ICE LIBOR USD 1 Month+0.520%, 03/25/2026	336	337
SoFi Consumer Loan Program LLC, Ser 2016-2A, Cl A
3.090%, 10/27/2025 (A)	927	925

10	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SoFi Consumer Loan Program LLC, Ser 2016-3, Cl A
3.050%, 12/26/2025 (A)	$948	$945
Sofi Consumer Loan Program Trust, Ser 2018-1, Cl A1
2.550%, 02/25/2027 (A)	633	631
Sofi Consumer Loan Program Trust, Ser 2018-3, Cl A1
3.200%, 08/25/2027 (A)	395	396
Sofi Consumer Loan Program, Ser 2017-1, Cl A
3.280%, 01/26/2026 (A)	830	830
Sofi Consumer Loan Program, Ser 2017-6, Cl A1
2.200%, 11/25/2026 (A)	281	279
Sofi Consumer Loan Program, Ser 2018-2, Cl A1
2.930%, 04/26/2027 (A)	538	537
Sofi Professional Loan Program, Ser 2017-A, Cl A1
2.765%, VAR ICE LIBOR USD 1 Month+0.700%, 03/26/2040 (A)	303	303
Springleaf Funding Trust, Ser 2016-AA, Cl A
2.900%, 11/15/2029 (A)	1,850	1,850
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes, Ser 2016-T1, Cl AT1
2.530%, 11/16/2048 (A)	1,020	1,022
Stanwich Mortgage Loan Trust, Ser 2018-NPB1, Cl A1
4.016%, 05/16/2023 (A)	1,111	1,109
Symphony CLO VIII, Ser 2014-8AR, Cl BR
3.847%, VAR ICE LIBOR USD 1 Month+1.750%, 01/09/2023 (A)	1,329	1,329
Towd Point Mortgage Trust, Ser 2015-4, Cl A1B
2.750%, 04/25/2055 (A)(B)	213	211
Towd Point Mortgage Trust, Ser 2015-5, Cl A1B
2.750%, 05/25/2055 (A)(B)	216	213
Towd Point Mortgage Trust, Ser 2016-1, Cl A1B
2.750%, 02/25/2055 (A)(B)	192	190
Towd Point Mortgage Trust, Ser 2016-3, Cl A1
2.250%, 04/25/2056 (A)(B)	393	384
Towd Point Mortgage Trust, Ser 2016-4, Cl A1
2.250%, 07/25/2056 (A)(B)	625	608
Towd Point Mortgage Trust, Ser 2017-1, Cl A1
2.750%, 10/25/2056 (A)(B)	984	966
Towd Point Mortgage Trust, Ser 2017-2, Cl A1
2.750%, 04/25/2057 (A)(B)	847	832

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Towd Point Mortgage Trust, Ser 2017-4, Cl A1
2.750%, 06/25/2057 (A)(B)	$432	$421
Towd Point Mortgage Trust, Ser 2017-5, Cl A1
2.665%, VAR ICE LIBOR USD 1 Month+0.600%, 02/25/2057 (A)	856	857
Towd Point Mortgage Trust, Ser 2017-6, Cl A1
2.750%, 10/25/2057 (A)(B)	336	328
U.S. Residential Opportunity Fund IV Trust, Ser 2017-1III, Cl A
3.352%, 11/27/2037 (A)	291	289
Utah State Board of Regents, Ser 2016-1, Cl A
2.775%, VAR ICE LIBOR USD 1 Month+0.750%, 09/25/2056	524	524
Verizon Owner Trust, Ser 2016-2A, Cl A
1.680%, 05/20/2021 (A)	630	625
Verizon Owner Trust, Ser 2017-2A, Cl B
2.220%, 12/20/2021 (A)	300	294
Vibrant CLO III, Ser 2016-3A, Cl A1R
3.828%, VAR ICE LIBOR USD 3 Month+1.480%, 04/20/2026 (A)	445	445
VOLT LX LLC, Ser 2017-NPL7, Cl A1
3.250%, 06/25/2047 (A)	190	189
VOLT LXIII LLC, Ser 2017-NP10, Cl A1
3.000%, 10/25/2047 (A)	291	288
VOLT LXIV LLC, Ser 2017-NP11, Cl A1
3.375%, 10/25/2047 (A)	768	764
Voya CLO, Ser 2017-1A, Cl A1R
3.233%, VAR ICE LIBOR USD 3 Month+0.900%, 01/18/2029 (A)	420	419
Voya CLO, Ser 2017-3A, Cl A1R
3.055%, VAR ICE LIBOR USD 3 Month+0.720%, 07/25/2026 (A)	910	909

		70,837

Total Asset-Backed Securities (Cost $147,872) ($ Thousands)		147,529

MORTGAGE-BACKED SECURITIES — 8.6%

Agency Mortgage-Backed Obligations — 2.9%
FHLMC
5.000%, 06/01/2026	307	312
FHLMC ARM
4.029%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.076%, 02/01/2030	56	58
3.572%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.092%, 02/01/2022	21	21
FHLMC Multifamily Structured Pass-Through Certificates, Ser K020, Cl A1
1.573%, 01/25/2022	289	282

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	11

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2013-DN1, Cl M1
5.465%, VAR ICE LIBOR USD 1 Month+3.400%, 07/25/2023	$52	$53
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Cl M2
3.715%, VAR ICE LIBOR USD 1 Month+1.650%, 04/25/2024	285	289
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQ1, Cl M3
5.865%, VAR ICE LIBOR USD 1 Month+3.800%, 03/25/2025	900	963
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-HQA1, Cl M1
3.265%, VAR ICE LIBOR USD 1 Month+1.200%, 08/25/2029	2,753	2,771
FHLMC, Ser 2017-KT01, Cl A
2.386%, VAR LIBOR USD 1 Month+0.320%, 02/25/2020	605	606
FNMA
6.000%, 01/01/2027 to 04/01/2040	216	238
5.000%, 05/01/2019 to 03/01/2025	378	388
1.900%, 10/01/2019	575	573
FNMA ARM
4.194%, VAR ICE LIBOR USD 6 Month+1.778%, 09/01/2024	25	25
4.045%, VAR ICE LIBOR USD 6 Month+1.820%, 09/01/2024	62	64
3.965%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.215%, 01/01/2029	13	13
3.702%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.083%, 05/01/2028	4	4
3.434%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.120%, 11/01/2025	5	5
3.379%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.974%, 11/01/2023	9	9
3.329%, VAR ICE LIBOR USD 6 Month+1.000%, 11/01/2021	6	6
FNMA CMO, Ser 1993-58, Cl H
5.500%, 04/25/2023	19	20
FNMA CMO, Ser 2001-33, Cl FA
2.515%, VAR LIBOR USD 1 Month+0.450%, 07/25/2031	15	15
FNMA CMO, Ser 2002-64, Cl FG
2.327%, VAR LIBOR USD 1 Month+0.250%, 10/18/2032	12	13
FNMA CMO, Ser 2008-18, Cl HD
4.000%, 12/25/2018	–	–

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2008-47, Cl FA
2.565%, VAR LIBOR USD 1 Month+0.500%, 06/25/2023	$46	$46
FNMA CMO, Ser 2011-24, Cl PC
4.000%, 10/25/2039	1,063	1,075
FNMA Connecticut Avenue Securities, Ser 2014-C02, Cl 1M1
3.015%, VAR ICE LIBOR USD 1 Month+0.950%, 05/25/2024	89	89
FNMA Connecticut Avenue Securities, Ser 2017-C02, Cl 2M1
3.215%, VAR ICE LIBOR USD 1 Month+1.150%, 09/25/2029	538	541
FNMA, Ser 2017-M13, Cl FA
2.482%, VAR LIBOR USD 1 Month+0.400%, 10/25/2024	764	764
FNMA, Ser M5, Cl ASQ2
2.034%, 03/25/2019	89	89
FREMF Mortgage Trust, Ser 2012-K705, Cl C
4.316%, 09/25/2044 (A)(B)	770	768
FREMF Mortgage Trust, Ser 2012-K705, Cl B
4.316%, 09/25/2044 (A)(B)	700	699
FREMF Mortgage Trust, Ser 2012-K706, Cl C
4.177%, 11/25/2044 (A)(B)	785	784
FREMF Mortgage Trust, Ser 2012-K712, Cl B
3.474%, 05/25/2045 (A)(B)	190	190
FREMF Mortgage Trust, Ser 2013-K712, Cl C
3.474%, 05/25/2045 (A)(B)	745	744
FREMF Mortgage Trust, Ser 2014-K503, Cl C
3.089%, 10/25/2047 (A)(B)	350	345
Mortgage-Linked Amortizing Notes CMO, Ser 2012-1, Cl A10
2.060%, 01/15/2022	132	129
NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 1A
2.530%, VAR LIBOR USD 1 Month+0.450%, 10/07/2020	638	640
NCUA Guaranteed Notes CMO, Ser 2011-R1, Cl 1A
2.530%, VAR ICE LIBOR USD 1 Month+0.450%, 01/08/2020	315	315
NCUA Guaranteed Notes CMO, Ser 2011-R2, Cl 1A
2.480%, VAR ICE LIBOR USD 1 Month+0.400%, 02/06/2020	74	74

		14,020

Non-Agency Mortgage-Backed Obligations — 5.7%
Angel Oak Mortgage Trust I LLC, Ser 2017-2, Cl A1
2.478%, 07/25/2047 (A)(B)	329	323

12	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Angel Oak Mortgage Trust I LLC, Ser 2018-3, Cl A1
3.649%, 09/25/2048 (A)(B)	$573	$574
Angel Oak Mortgage Trust LLC, Ser 2017-1, Cl A1
2.810%, 01/25/2047 (A)(B)	86	86
Angel Oak Mortgage Trust LLC, Ser 2017-3, Cl A1
2.708%, 11/25/2047 (A)(B)	283	280
BAMLL Re-REMIC Trust, Ser 2015-FR11, Cl A705
1.425%, 09/27/2044 (A)(B)	1,478	1,471
Banc of America Mortgage Securities, Ser 2005-F, Cl 2A2
4.296%, 07/25/2035 (B)	138	129
Banc of America Mortgage Securities, Ser 2005-J, Cl 2A1
3.652%, 11/25/2035 (B)	16	16
BBCMS Mortgage Trust, Ser 2017-DELC, Cl A
2.913%, VAR LIBOR USD 1 Month+0.850%, 08/15/2036 (A)	1,250	1,250
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-3, Cl 2A1
4.088%, 06/25/2035 (B)	73	75
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-6, Cl 3A1
4.380%, 08/25/2035 (B)	160	157
BX Trust, Ser 2018-MCSF, Cl A
2.639%, VAR LIBOR USD 1 Month+0.577%, 04/15/2035 (A)	800	797
CGDBB Commercial Mortgage Trust, Ser 2017-BIOC, Cl A
2.853%, VAR LIBOR USD 1 Month+0.790%, 07/15/2032 (A)	500	500
CHL Mortgage Pass-Through Trust, Ser 2004-29, Cl 1A1
2.605%, VAR ICE LIBOR USD 1 Month+0.540%, 02/25/2035	20	19
CHL Mortgage Pass-Through Trust, Ser 2005-HY10, Cl 3A1A
3.603%, 02/20/2036 (B)	117	107
CIM Trust, Ser 2017-7, Cl A
3.000%, 04/25/2057 (A)(B)	981	971
Citigroup Mortgage Loan Trust, Ser 2004-HYB3, Cl 1A
4.509%, 09/25/2034 (B)	32	32
Citigroup Mortgage Loan Trust, Ser 2006-AR2, Cl 1A1
3.893%, 03/25/2036 (B)	134	128
COLT Mortgage Loan Trust, Ser 2016-3, Cl A3
3.750%, 12/26/2046 (A)(B)	287	287

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
COLT Mortgage Loan Trust, Ser 2016-3, Cl A1
2.800%, 12/26/2046 (A)(B)	$111	$110
COLT Mortgage Loan Trust, Ser 2017-1, Cl A1
2.614%, 05/27/2047 (A)(B)	290	289
COLT Mortgage Loan Trust, Ser 2018-1, Cl A1
2.930%, 02/25/2048 (A)(B)	360	359
COLT Mortgage Loan Trust, Ser 2018-2, Cl A1
3.470%, 07/27/2048 (A)(B)	909	909
COMM Mortgage Trust, Ser 2014-UBS5, Cl A2
3.031%, 09/10/2047	398	399
Deephaven Residential Mortgage Trust, Ser 2017-1A, Cl A1
2.725%, 12/26/2046 (A)(B)	101	101
Deephaven Residential Mortgage Trust, Ser 2017-2A, Cl A1
2.453%, 06/25/2047 (A)(B)	233	230
Deephaven Residential Mortgage Trust, Ser 2017-3A, Cl A1
2.577%, 10/25/2047 (A)(B)	310	308
Deephaven Residential Mortgage Trust, Ser 2018-1A, Cl A1
2.976%, 12/25/2057 (A)(B)	486	482
FDIC Guaranteed Notes Trust, Ser 2010-S4, Cl A
2.806%, VAR LIBOR USD 1 Month+0.720%, 12/04/2020 (A)	1,094	1,077
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-HQA3, Cl M1
2.865%, VAR ICE LIBOR USD 1 Month+0.800%, 03/25/2029	422	422
GMAC Mortgage Loan Trust, Ser 2005-AR6, Cl 2A1
3.747%, 11/19/2035 (B)	161	157
GS Mortgage Securities II, Ser 2015-GC30, Cl A2
2.726%, 05/10/2050	300	298
GS Mortgage Securities Trust, Ser 2010-C2, Cl A1
3.849%, 12/10/2043 (A)	301	304
GS Mortgage Securities Trust, Ser 2015-GC28, Cl A2
2.898%, 02/10/2048	340	340
GS Mortgage Securities Trust, Ser 2017-500K, Cl A
2.763%, VAR LIBOR USD 1 Month+0.700%, 07/15/2032 (A)	665	665
GSR Mortgage Loan Trust, Ser 2005-AR4, Cl 2A1
4.167%, 07/25/2035 (B)	190	168
GSR Mortgage Loan Trust, Ser 2007-AR2, Cl 1A1
3.845%, 05/25/2047 (B)	176	150

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	13

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Impac CMB Trust, Ser 2004-9, Cl 1A1
2.825%, VAR ICE LIBOR USD 1 Month+0.760%, 01/25/2035	$60	$59
Impac CMB Trust, Ser 2005-2, Cl 1A1
2.585%, VAR ICE LIBOR USD 1 Month+0.520%, 04/25/2035	65	64
Impac CMB Trust, Ser 2005-3, Cl A1
2.545%, VAR ICE LIBOR USD 1 Month+0.480%, 08/25/2035	59	56
Impac CMB Trust, Ser 2005-5, Cl A1
2.705%, VAR ICE LIBOR USD 1 Month+0.640%, 08/25/2035	47	46
Impac CMB Trust, Ser 2005-8, Cl 1A
2.585%, VAR ICE LIBOR USD 1 Month+0.520%, 02/25/2036	155	149
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C14, Cl A2
3.019%, 08/15/2046	498	499
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl A2
2.977%, 11/15/2045	382	381
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A2
2.773%, 10/15/2048	208	207
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-C13, Cl A2
2.665%, 01/15/2046	55	55
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-C16, Cl A2
3.070%, 12/15/2046	345	345
JPMorgan Mortgage Trust, Ser 2005-A6, Cl 7A1
4.349%, 08/25/2035 (B)	82	80
JPMorgan Mortgage Trust, Ser 2007-A3, Cl 1A1
3.776%, 05/25/2037 (B)	113	102
JPMorgan Mortgage Trust, Ser 2018-7FRB, Cl A2
2.814%, VAR ICE LIBOR USD 1 Month+0.750%, 04/25/2046 (A)	776	777
LSTAR Securities Investment, Ser 2017-7, Cl A
3.832%, VAR ICE LIBOR USD 1 Month+1.750%, 10/01/2022 (A)	131	131
LSTAR Securities Investment, Ser 2017-8, Cl A
3.732%, VAR ICE LIBOR USD 1 Month+1.650%, 11/01/2022 (A)	253	253
Merrill Lynch Mortgage Investors, Ser 2005-A3, Cl A1
2.335%, VAR ICE LIBOR USD 1 Month+0.270%, 04/25/2035	29	29

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch Mortgage-Backed Securities Trust, Ser 2007-3, Cl 2A1
3.971%, 06/25/2037 (B)	$152	$124
MetLife Securitization Trust, Ser 2017-1A, Cl A
3.000%, 04/25/2055 (A)(B)	329	322
MFA Trust, Ser 2017-RPL1, Cl A1
2.588%, 02/25/2057 (A)(B)	236	232
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C11, Cl A2
3.085%, 08/15/2046	574	573
Morgan Stanley Re-REMIC Trust, Ser 2012-IO, Cl AXA
1.000%, 03/27/2051 (A)	33	33
MortgageIT Trust, Ser 2005-5, Cl A1
2.325%, VAR ICE LIBOR USD 1 Month+0.260%, 12/25/2035	182	180
New Residential Advance Receivables Trust Advance Receivables Backed Notes, Ser 2016-T2, Cl AT2
2.575%, 10/15/2049 (A)	1,025	1,018
New Residential Mortgage LLC, Ser 2018-FNT2, Cl A
3.790%, 07/25/2054 (A)	795	798
New Residential Mortgage Loan Trust, Ser 2017-3A, Cl A1
4.000%, 04/25/2057 (A)(B)	455	460
New Residential Mortgage Loan Trust, Ser 2017-6A, Cl A1
4.000%, 08/27/2057 (A)(B)	1,022	1,030
OBX Trust, Ser 2018-1, Cl A2
2.715%, VAR ICE LIBOR USD 1 Month+0.650%, 06/25/2057 (A)	155	155
Paragon Mortgages, Ser 2006-12A, Cl A2C
2.534%, VAR ICE LIBOR USD 3 Month+0.220%, 11/15/2038 (A)	120	115
Paragon Mortgages, Ser 2007-15A, Cl A2C
2.561%, VAR ICE LIBOR USD 3 Month+0.220%, 12/15/2039 (A)	293	281
Residential Funding Mortgage Securities, Ser 2007-SA3, Cl 2A1
5.064%, 07/27/2037 (B)	147	131
Sequoia Mortgage Trust, Ser 2004-12, Cl A1
2.617%, VAR ICE LIBOR USD 1 Month+0.540%, 01/20/2035	18	17
SG Residential Mortgage Trust, Ser 2018-1, Cl A1
3.425%, 04/27/2048 (A)(B)	861	858
Verus Securitization Trust, Ser 2018-1, Cl A1
2.929%, 02/25/2048 (A)(B)	290	287
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
3.394%, 03/25/2036 (B)	228	216

14	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-BB, Cl A2
3.756%, 01/25/2035 (B)	$65	$66
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR10, Cl 2A1
4.243%, 07/25/2036 (B)	133	132
WFRBS Commercial Mortgage Trust, Ser 2013-UBS1, Cl A2
2.927%, 03/15/2046	491	491
WFRBS Commercial Mortgage Trust, Ser 2014-C25, Cl A1
1.518%, 11/15/2047	833	827
WFRBS Commercial Mortgage Trust, Ser 2014-LC14, Cl A2
2.862%, 03/15/2047	1,318	1,318

		26,867

Total Mortgage-Backed Securities (Cost $40,787) ($ Thousands)		40,887

U.S. TREASURY OBLIGATIONS — 7.3%
U.S. Treasury Notes
2.125%, 08/31/2020	11,855	11,739
1.500%, 10/31/2019	11,770	11,632
1.125%, 12/31/2019	4,750	4,663
1.125%, 04/30/2020	3,600	3,514
0.750%, 02/15/2019	3,295	3,273

Total U.S. Treasury Obligations (Cost $35,068) ($ Thousands)		34,821

MUNICIPAL BONDS — 3.7%
Arkansas — 0.3%
Garland County, RB
1.540%, 11/01/2018	1,520	1,518

California — 0.2%
California State, GO
Callable 10/01/2021 @ 100
2.861%, 04/01/2047 (C)	1,150	1,157

Idaho — 0.3%
Idaho State, Housing & Finance Association, Ser A, RB
Callable 09/05/2018 @ 100
1.950%, 07/01/2041 (C)	1,295	1,295

Illinois — 0.2%
Illinois State, Finance Authority, RB
4.545%, 10/01/2018	520	521

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Illinois State, GO
5.547%, 04/01/2019	$625	$632

		1,153

Michigan — 0.1%
Genesee County, GO
Callable 09/14/2018 @ 100
2.681%, 10/01/2019 (C)	523	523

New Jersey — 0.5%
Gloucester County, Improvement Authority, Ser B, RB
1.850%, 11/01/2018	1,250	1,248
Monmouth County, Improvement Authority, RB
2.500%, 11/14/2019	1,165	1,159

		2,407

New York — 0.9%
New York City, Housing Development, Ser B, RB, FANNIE MAE
Callable 09/03/2018 @ 100
1.900%, 03/15/2036 (C)(D)	2,500	2,500
New York State, Housing Finance Agency, Ser A, RB, JP MORGAN CHASE BANK NA
Callable 09/03/2018 @ 100
2.000%, 11/01/2048 (C)(D)	1,000	1,000
Port Authority of New York & New Jersey, Ser 208, RB
2.114%, 09/15/2018	590	590

		4,090

Pennsylvania — 0.6%
Erie City, Water Authority, Ser C, RB
2.400%, 12/01/2018	1,845	1,845
Pennsylvania, Turnpike Commission, Sub-Ser B, RB
1.760%, 12/01/2019	770	758

		2,603

Wisconsin — 0.6%
City of Franklin, RB
Callable 12/01/2018 @ 100
2.500%, 03/01/2019	1,115	1,115
Wisconsin, Housing & Economic Development Authority, Ser F, RB
Callable 09/04/2018 @ 100
1.950%, 05/01/2030 (C)	1,655	1,655

		2,770

Total Municipal Bonds (Cost $17,538) ($ Thousands)		17,516

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	15

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

COMMERCIAL PAPER (E) — 3.3%
Bank Nederlandse Gemeenten
2.044%, 09/12/2018	$3,450	$3,448
Oncor Electric Delivery
2.308%, 10/04/2018	4,150	4,141
Qualcomm
2.205%, 09/19/2018	4,150	4,146
Raytheon
2.082%, 09/06/2018	4,150	4,148

Total Commercial Paper (Cost $15,883) ($ Thousands)		15,883

SOVEREIGN DEBT — 0.6%

Province of Quebec Canada MTN
2.551%, VAR ICE LIBOR USD 3 Month+0.230%, 09/04/2018	2,701	2,701

Total Sovereign Debt (Cost $2,701) ($ Thousands)		2,701

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 0.1%
SEI Daily Income Trust, Government Fund, Cl F
1.750%**†	611,714	$612

(Cost $612) ($ Thousands)		612

	Face Amount (Thousands)

REPURCHASE AGREEMENT — 0.7%
BNP Paribas
1.970%, dated 08/31/18, to be repurchased on 09/04/18, repurchase price $3,100,679 (collateralized by various U.S. Government Agency and Treasury obligations, par values ranging from $1,136 to $1,477,056, 1.250% to 6.000%, 11/30/2018 to 10/01/2047, with a total market value of $3,192,047 (F)	$3,100	3,100

Total Repurchase Agreement (Cost $3,100) ($ Thousands)		3,100

Total Investments in Securities — 99.5% (Cost $472,566) ($ Thousands)		$472,244

The open futures contracts held by the Fund at August 31, 2018, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
U.S. 2-Year Treasury Note	34	Dec-2018	$7,185	$7,186	$1
U.S. 5-Year Treasury Note	24	Dec-2018	2,719	2,722	3
U.S. 10-Year Treasury Note	(38)	Dec-2018	(4,562)	(4,570)	(8)
U.S. Long Treasury Bond	(1)	Dec-2018	(144)	(144)	–

			$5,198	$5,194	$(4)

Percentages are based on Net Assets of $474,391 ($ Thousands).
**	Rate shown is the 7-day effective yield as of August 31, 2018.
†	Investment in Affiliated Security.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2018, the value of these securities amounted to $163,771 ($ Thousands), representing 34.52% of the Net Assets of the Fund.

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.
(D)	Securities are held in connection with a letter of credit issued by a major bank.
(E)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(F)	Tri-Party Repurchase Agreement.

ARM — Adjustable Rate Mortgage

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

FDIC — Federal Deposit Insurance Corporation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FREMF— Freddie Mac Multi-Family

GMAC — General Motors Acceptance Corporation

GO — General Obligation

ICE— Intercontinental Exchange

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

MTN — Medium Term Note

NCUA — National Credit Union Association

RB — Revenue Bond

Re-REMIC — Re-Securitization of Real Estate Mortgage Investment Conduit

16	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Ultra Short Duration Bond Fund (Continued)

Ser — Series

USD — United States Dollar

VAR — Variable Rate

The following is a list of the level of inputs used as of August 31, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$–	$207,105	$–	$207,105
Asset-Backed Securities	–	147,529	–	147,529
Mortgage-Backed Securities	–	40,887	–	40,887
U.S. Treasury Obligations	–	34,821	–	34,821
Municipal Bonds	–	17,516	–	17,516
Commercial Paper	–	15,883	–	15,883
Sovereign Debt	–	4,791	–	4,791
Cash Equivalent	612	–	–	612
Repurchase Agreement	–	3,100	–	3,100

Total Investments in Securities	$612	$471,632	$–	$472,244

The following is a summary of the transactions with affiliates for the period ended August 31, 2018.

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$4	$—	$—	$4
Unrealized Depreciation	(8)	—	—	(8)

Total Other Financial Instruments	$(4)	$—	$—	$(4)

* Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended August 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2018, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Security Description	Value 5/31/2018	Purchases at Cost	Proceeds from Sales	Value 8/31/2018	Dividend Income
SEI Daily Income Trust, Government Fund, Cl F	$6,941	$60,277	$(66,606)	$612	$12

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	17

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Emerging Markets Debt Fund

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS — 93.4%

Angola — 0.6%
Angola Via Avenir II BV MTN
10.009%, VAR ICE LIBOR USD 6 Month+7.500%, 07/01/2023		$5,573	$6,131
Angolan Government International Bond
9.375%, 05/08/2048		3,743	3,757
8.250%, 05/09/2028		2,742	2,725
8.250%, 05/09/2028 (A)		400	398

			13,011

Argentina — 5.0%
Adecoagro
6.000%, 09/21/2027 (A)		1,165	956
Agua y Saneamientos Argentinos
6.625%, 02/01/2023		1,820	1,347
Argentina Treasury Bill (B)(G)
-1.689%, 10/12/2018	ARS	10,568	295
-2.329%, 09/14/2018		59,933	1,744
Argentina Treasury Bond BONCER
2.500%, 07/22/2021		12,000	432
Argentine Bonos del Tesoro
21.200%, 09/19/2018		28,109	723
18.200%, 10/03/2021		30,732	585
Argentine Republic Government International Bond
8.280%, 12/31/2033		$2,650	2,212
8.280%, 12/31/2033		1,066	863
7.820%, 12/31/2033	EUR	11,692	11,021
7.820%, 12/31/2033		22,583	21,809
7.500%, 04/22/2026		$8,450	6,976
6.875%, 01/11/2048		8,700	6,068
6.250%, 04/22/2019		7,875	7,698
5.875%, 01/11/2028		2,716	1,973
5.000%, 01/15/2027	EUR	2,970	2,441
2.260%, 3.38%, 3/31/2019, 12/31/2038 (C)		1,468	884
2.260%, 3.38%, 3/31/2019, 12/31/2038 (C)		28,077	17,189
Autonomous City of Buenos Aires Argentina
37.761%, VAR 30-35d Argentina BADLAR Private Banks+3.250%, 03/29/2024	ARS	109,700	2,025
Banco Central de la Republica Argentina
32.846%, 11/21/2018 (B)		250,310	5,830
Bonos de la Nacion Argentina con Ajuste por CER
4.000%, 03/06/2020		66,425	1,894
3.750%, 02/08/2019		49,635	1,525
Bonos De La Nacion Argentina En Moneda Dua
4.500%, 06/21/2019		$2,111	2,050
4.500%, 02/13/2020		2,162	1,941

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Pampa Energia
7.500%, 01/24/2027 (A)		$502	$399
7.375%, 07/21/2023 (A)		387	337
Provincia de Buenos Aires
7.875%, 06/15/2027		3,964	2,854
5.375%, 01/20/2023	EUR	910	870
Provincia de Cordoba
7.125%, 06/10/2021 (A)		$709	609
Provincia del Chaco Argentina
9.375%, 08/18/2024		979	739
Rio Energy
6.875%, 02/01/2025 (A)		2,203	1,542
Transportadora de Gas del Sur
6.750%, 05/02/2025 (A)		359	314
YPF MTN
36.750%, VAR 30-35d Argentina BADLAR Private Banks+4.000%, 07/07/2020		536	232

			108,377

Azerbaijan — 1.2%
Southern Gas Corridor CJSC
6.875%, 03/24/2026 (A)		2,102	2,275
6.875%, 03/24/2026		11,307	12,240
State Oil of the Azerbaijan Republic
6.950%, 03/18/2030		4,700	4,955
State Oil of the Azerbaijan Republic MTN
4.750%, 03/13/2023		2,490	2,448
4.750%, 03/13/2023		3,920	3,854

			25,772

Bahrain — 0.0%
Bahrain Government International Bond
7.000%, 10/12/2028 (A)		815	762

Belarus — 0.1%
Belarus Government International Bond
7.625%, 06/29/2027		1,520	1,583

Belize — 0.1%
Belize Government International Bond
8.185%, 4.937, 02/20/2034%, 02/20/2038 (C)		3,437	2,045

Bermuda — 0.3%
Bermuda Government International Bond
4.854%, 02/06/2024		3,750	3,878
3.717%, 01/25/2027		2,093	1,972

			5,850

Brazil — 7.6%
Banco Nacional de Desenvolvimento Economico e Social
6.500%, 06/10/2019 (A)		720	734

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Emerging Markets Debt Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
6.500%, 06/10/2019		$100	$102
4.750%, 05/09/2024 (A)		1,250	1,173
Brazil Government Bond
8.250%, 01/20/2034		563	642
5.000%, 01/27/2045		968	750
Brazil Letras do Tesouro Nacional (B)
13.715%, 01/01/2019	BRL	50,773	12,062
9.751%, 01/01/2022		11,000	1,905
7.437%, 04/01/2020		11,000	2,333
7.391%, 07/01/2020		66,685	13,780
7.347%, 01/01/2020		99,000	21,523
6.773%, 10/01/2019		10,000	2,228
3.987%, 07/01/2021		34,000	6,269
Brazil Loan Trust 1
5.477%, 07/24/2023 (A)		$2,203	2,239
Brazil Minas SPE via State of Minas Gerais
5.333%, 02/15/2028		2,028	1,937
5.333%, 02/15/2028		3,313	3,164
5.333%, 02/15/2028 (A)		327	312
Brazil Notas do Tesouro Nacional, Ser F
10.000%, 01/01/2021	BRL	102,700	24,974
10.000%, 01/01/2023		100,128	23,171
10.000%, 01/01/2025		55,811	12,385
10.000%, 01/01/2027		13,853	2,973
10.000%, 01/01/2029		1,549	336
Brazilian Government International Bond
5.625%, 02/21/2047		$2,395	2,000
Cosan Luxembourg
7.000%, 01/20/2027 (A)		365	359
CSN Resources
6.500%, 07/21/2020		1,160	1,070
ESAL GmbH
6.250%, 02/05/2023 (A)		1,207	1,166
Gol Finance
7.000%, 01/31/2025 (A)		2,537	2,108
JBS Investments GmbH
7.750%, 10/28/2020		1,080	1,097
7.250%, 04/03/2024		1,501	1,490
Klabin Finance
5.250%, 07/16/2024		735	715
Marfrig Holdings Europe
8.000%, 06/08/2023		1,640	1,652
8.000%, 06/08/2023 (A)		664	669
Minerva Luxembourg
6.500%, 09/20/2026 (A)		2,760	2,460
6.500%, 09/20/2026		1,677	1,494
6.500%, 09/20/2026		1,198	1,068
Nexa Resources
5.375%, 05/04/2027 (A)		4,241	4,034
Petrobras Global Finance
7.375%, 01/17/2027		2,893	2,869

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Rumo Luxembourg Sarl
7.375%, 02/09/2024 (A)		$1,315	$1,315
Swiss Insured Brazil Power Finance Sarl
9.850%, 07/16/2032 (A)	BRL	9,996	2,250

			162,808

Cameroon — 0.2%
Cameroon International Bond
9.500%, 11/19/2025 (A)		$3,694	3,784

Chile — 1.0%
Banco de Credito e Inversiones
3.500%, 10/12/2027 (A)		1,891	1,734
Bonos de la Tesoreria de la Republica en pesos
6.000%, 01/01/2020	CLP	90,000	139
6.000%, 01/01/2043		2,270,000	3,803
5.000%, 03/01/2035		230,000	349
4.700%, 09/01/2030 (A)		195,000	294
4.500%, 02/28/2021		510,000	783
4.000%, 03/01/2023 (A)		175,000	263
Cencosud
4.375%, 07/17/2027 (A)		$2,703	2,476
Chile Government International Bond
5.500%, 08/05/2020	CLP	413,000	628
Empresa de Transporte de Pasajeros Metro
5.000%, 01/25/2047		$2,885	2,910
Empresa Electrica Angamos
4.875%, 05/25/2029 (A)		1,657	1,623
Empresa Nacional del Petroleo
4.500%, 09/14/2047 (A)		497	448
4.375%, 10/30/2024 (A)		716	719
4.375%, 10/30/2024		251	252
3.750%, 08/05/2026		3,620	3,439
3.750%, 08/05/2026 (A)		516	490
Geopark
6.500%, 09/21/2024 (A)		729	727

			21,077

China — 1.1%
Alibaba Group Holding
4.200%, 12/06/2047		456	430
Charming Light Investments MTN
4.375%, 12/21/2027		2,300	2,191
China Minmetals Corp
4.450%, VAR US Treas Yield Curve Rate T Note Const Mat 3 Yr+6.070%, 05/13/2021		940	928
3.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.717%, 05/13/2166		3,389	3,137
Chinalco Capital Holdings
4.250%, 04/21/2022		1,100	1,045

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Emerging Markets Debt Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
CNAC HK Finbridge
5.125%, 03/14/2028		$1,100	$1,112
4.625%, 03/14/2023		432	436
Country Garden Holdings
4.750%, 07/25/2022		1,840	1,727
4.750%, 01/17/2023		1,411	1,285
Dianjian International Finance Ltd
4.600%, 09/13/2166 (D)		448	430
HBIS Group Hong Kong
4.250%, 04/07/2020		1,027	1,004
Huarong Finance 2017
4.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+7.773%, 12/29/2049		2,391	2,326
Industrial & Commercial Bank of China
6.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.382%, 12/29/2049		1,840	1,866
Leader Goal International
4.250%, 07/19/2166		263	251
Longfor Group Holdings
4.500%, 01/16/2028		768	694
Sinopec Group Overseas Development 2017
3.250%, 09/13/2027 (A)		2,050	1,916
Tsinghua Unic
5.375%, 01/31/2023		2,280	2,052
Vanke Real Estate Hong Kong MTN
3.975%, 11/09/2027		1,720	1,573

			24,403

Colombia — 5.3%
Bogota Distrito Capital
9.750%, 07/26/2028 (A)	COP	9,221,000	3,260
9.750%, 07/26/2028		71,000	25
Colombia Government International Bond
9.850%, 06/28/2027		7,914,000	3,223
9.850%, 06/28/2027		994,000	405
8.125%, 05/21/2024		$300	361
7.750%, 04/14/2021	COP	3,729,000	1,275
7.375%, 09/18/2037		$3,061	3,914
6.125%, 01/18/2041		4,505	5,147
5.625%, 02/26/2044		330	359
5.000%, 06/15/2045		4,934	4,965
4.500%, 01/28/2026		3,354	3,429
4.375%, 03/21/2023	COP	7,800,000	2,414
2.625%, 03/15/2023		$599	571
Colombian TES
11.000%, 07/24/2020	COP	7,408,600	2,674
10.000%, 07/24/2024		1,853,300	16,167
7.750%, 09/18/2030		3,425,800	1,186
7.500%, 08/26/2026		6,554,400	12,573
7.000%, 09/11/2019		6,666,900	5,579

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
7.000%, 05/04/2022	COP	2,478,400	$21,258
6.250%, 11/26/2025		1,268,000	6,847
6.000%, 04/28/2028		8,876,400	8,891
5.000%, 11/21/2018		3,122,000	1,023
4.750%, 04/04/2035		2,742,600	2,666
Emgesa ESP
8.750%, 01/25/2021		940,000	322
Empresas Publicas de Medellin ESP
8.375%, 02/01/2021		4,738,000	1,559
8.375%, 11/08/2027 (A)		4,600,000	1,434
7.625%, 09/10/2024 (A)		2,224,000	699
7.625%, 09/10/2024 (A)		1,827,000	574
Financiera de Desarrollo Territorial Findeter
7.875%, 08/12/2024 (A)		1,408,000	471
7.875%, 08/12/2024		1,095,000	366

			113,637

Costa Rica — 1.2%
Banco Nacional de Costa Rica
6.250%, 11/01/2023		$431	436
6.250%, 11/01/2023 (A)		290	294
5.875%, 04/25/2021 (A)		799	805
Costa Rica Government International Bond
7.158%, 03/12/2045		3,216	3,124
7.158%, 03/12/2045 (A)		1,125	1,093
7.158%, 03/12/2045		8,860	8,605
7.000%, 04/04/2044		5,085	4,843
7.000%, 04/04/2044		3,407	3,245
7.000%, 04/04/2044 (A)		200	191
5.625%, 04/30/2043		2,239	1,834
Instituto Costarricense de Electricidad
6.950%, 11/10/2021		400	412
6.375%, 05/15/2043		290	241

			25,123

Croatia — 1.0%
Croatia Government International Bond
6.625%, 07/14/2020		1,050	1,106
6.000%, 01/26/2024		4,376	4,738
5.500%, 04/04/2023		400	423
3.000%, 03/11/2025	EUR	6,399	8,056
3.000%, 03/20/2027		1,400	1,717
2.750%, 01/27/2030		3,248	3,786
2.700%, 06/15/2028		1,750	2,064

			21,890

Czech Republic — 1.0%
Czech Republic Government Bond
4.200%, 12/04/2036	CZK	41,410	2,287
2.750%, 07/23/2029		37,800	1,780
2.500%, 08/25/2028		61,450	2,878
2.400%, 09/17/2025		88,010	4,094
2.000%, 10/13/2033		27,440	1,169

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Emerging Markets Debt Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
0.700%, 07/17/2019	CZK	191,110	$8,553

			20,761

Dominican Republic — 1.3%
Dominican Republic Government Bond
7.450%, 04/30/2044 (A)		$2,105	2,263
6.850%, 01/27/2045 (A)		3,195	3,216
6.850%, 01/27/2045		525	528
5.875%, 04/18/2024 (A)		676	695
Dominican Republic International Bond
7.450%, 04/30/2044		2,750	2,956
6.875%, 01/29/2026		3,126	3,360
6.875%, 01/29/2026		604	649
6.850%, 01/27/2045		240	241
6.500%, 02/15/2048		4,890	4,768
6.000%, 07/19/2028 (A)		2,610	2,656
6.000%, 07/19/2028		1,981	2,015
5.950%, 01/25/2027		4,050	4,126
5.500%, 01/27/2025		975	985

			28,458

Ecuador — 1.6%
Ecuador Government International Bond
10.500%, 03/24/2020 (A)		333	341
10.500%, 03/24/2020		331	339
9.650%, 12/13/2026 (A)		2,948	2,823
9.650%, 12/13/2026		1,186	1,136
9.625%, 06/02/2027		1,148	1,093
8.875%, 10/23/2027		6,943	6,318
8.750%, 06/02/2023		2,980	2,846
7.950%, 06/20/2024		5,402	4,909
7.875%, 01/23/2028		3,553	3,047
7.875%, 01/23/2028 (A)		10,190	8,738
Petroamazonas EP
4.625%, 02/16/2020 (A)		1,926	1,859

			33,449

Egypt — 3.3%
Egypt Government Bond
14.800%, 01/30/2023	EGP	110,000	5,493
Egypt Government International Bond
7.903%, 02/21/2048 (A)		$4,132	3,812
6.588%, 02/21/2028 (A)		6,670	6,231
5.577%, 02/21/2023 (A)		2,135	2,064
Egypt Government International Bond MTN
8.500%, 01/31/2047 (A)		2,454	2,398
8.500%, 01/31/2047		13,660	13,348
7.500%, 01/31/2027		1,780	1,775
7.500%, 01/31/2027 (A)		1,764	1,759
6.125%, 01/31/2022 (A)		1,751	1,741
5.625%, 04/16/2030	EUR	3,341	3,561
4.750%, 04/16/2026		2,489	2,705
Egypt Treasury Bills (B)
19.993%, 10/02/2018	EGP	6,000	332

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
17.760%, 10/30/2018	EGP	471,550	$25,756
17.682%, 02/05/2019		13,500	702

			71,677

El Salvador — 0.2%
El Salvador Government International Bond
8.250%, 04/10/2032 (A)		$183	189
7.750%, 01/24/2023		2,860	3,002

			3,191

Gabon — 0.2%
Gabon Government International Bond
6.950%, 06/16/2025 (A)		1,463	1,344
6.375%, 12/12/2024		1,874	1,703
6.375%, 12/12/2024 (A)		437	397

			3,444

Ghana — 1.2%
Ghana Government Bond
24.750%, 07/19/2021 *	GHS	6,206	1,443
24.500%, 04/22/2019 *		2,588	551
24.000%, 09/09/2019 *		1,294	279
16.500%, 03/22/2021		4,300	843
10.750%, 10/14/2030 (A)		$363	445
Ghana Government International Bond
10.750%, 10/14/2030		9,670	11,863
8.627%, 06/16/2049		5,361	5,249
8.125%, 01/18/2026		975	997
7.875%, 08/07/2023		982	1,016
7.625%, 05/16/2029		3,060	2,991
Tullow Oil
7.000%, 03/01/2025 (A)		988	954

			26,631

Guatemala — 0.1%
Comunicaciones Celulares Via Comcel Trust
6.875%, 02/06/2024 (A)		770	793
6.875%, 02/06/2024		290	299

			1,092

Honduras — 0.0%
Honduras Government International Bond
6.250%, 01/19/2027		479	490

Hungary — 1.9%
Hungary Government Bond
5.500%, 06/24/2025	HUF	1,271,510	5,269
3.000%, 06/26/2024		883,260	3,209
3.000%, 10/27/2027		4,272,930	14,735
2.750%, 12/22/2026		1,182,420	4,049
1.750%, 10/26/2022		1,109,090	3,910
Hungary Government International Bond
7.625%, 03/29/2041		$7,322	10,269

			41,441

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Emerging Markets Debt Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)

India — 0.1%
Vedanta Resources
8.250%, 06/07/2021		$1,220	$1,254
6.125%, 08/09/2024 (A)		770	696

			1,950

Indonesia — 7.3%
Eterna Capital Pte
8.000%, 12/11/2022		322	311
7.500%, 12/11/2022		730	736
Indika Energy Capital II
6.875%, 04/10/2022		65	65
Indika Energy Capital III
5.875%, 11/09/2024		489	450
5.875%, 11/09/2024		352	324
Indo Energy Finance II
6.375%, 01/24/2023		2,343	2,279
Indonesia Government International Bond
8.500%, 10/12/2035		1,453	2,025
8.500%, 10/12/2035		400	557
7.750%, 01/17/2038		3,240	4,302
4.350%, 01/11/2048		794	739
Indonesia Government International Bond MTN
11.625%, 03/04/2019 (A)		2,500	2,606
11.625%, 03/04/2019		1,006	1,049
11.625%, 03/04/2019		258	269
5.875%, 01/15/2024		4,183	4,512
5.875%, 01/15/2024		8,069	8,704
5.250%, 01/17/2042		2,266	2,352
5.125%, 01/15/2045 (A)		2,060	2,121
4.750%, 01/08/2026 (A)		1,897	1,943
4.125%, 01/15/2025		2,405	2,387
3.750%, 06/14/2028	EUR	4,606	5,981
3.375%, 04/15/2023 (A)		$3,263	3,190
Indonesia Treasury Bond
11.000%, 09/15/2025	IDR	2,000,000	155
9.000%, 03/15/2029		506,000	13,617
8.750%, 05/15/2031		2,739,000	8,528
8.375%, 03/15/2024		6,801,000	15,551
8.375%, 09/15/2026		581,000	3,449
8.375%, 03/15/2034		26,217,000	8,465
8.250%, 06/15/2032		9,060,000	1,270
8.250%, 05/15/2036		7,816,000	9,749
7.875%, 04/15/2019		3,000,000	883
7.500%, 08/15/2032		8,710,000	4,943
7.500%, 05/15/2038		8,313,000	9,619
7.000%, 05/15/2022		3,655,000	9,580
7.000%, 05/15/2027		7,500,000	4,867
6.625%, 05/15/2033		2,931,000	4,258
6.125%, 05/15/2028		9,499,000	4,663
5.625%, 05/15/2023		5,725,000	5,914

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Perusahaan Listrik Negara MTN
6.150%, 05/21/2048 (A)		$1,265	$1,334
5.450%, 05/21/2028 (A)		714	738
Perusahaan Penerbit SBSN Indonesia III
4.400%, 03/01/2028		868	860
Star Energy Geothermal Wayang Windu
6.750%, 04/24/2033		2,923	2,706

			158,051

Iraq — 0.4%
Iraq Government International Bond
5.800%, 01/15/2028		8,952	8,207

Israel — 0.1%
Israel Electric MTN
4.250%, 08/14/2028 (A)		1,041	1,001

Ivory Coast — 1.3%
Ivory Coast Government International Bond
6.625%, 03/22/2048	EUR	1,412	1,489
6.375%, 03/03/2028		$918	849
6.125%, 06/15/2033 (A)		4,603	3,980
6.125%, 06/15/2033		638	552
5.750%, 12/31/2032		3,527	3,174
5.750%, 12/31/2032		1,731	1,558
5.750%, 12/31/2032		6,695	6,026
5.250%, 03/22/2030	EUR	5,209	5,569
5.125%, 06/15/2025		3,850	4,412

			27,609

Jamaica — 0.0%
Digicel Group
7.125%, 04/01/2022 (A)		$494	291

Jordan — 0.4%
Jordan Government International Bond
7.375%, 10/10/2047 (A)		2,469	2,269
7.375%, 10/10/2047		3,964	3,644
5.750%, 01/31/2027		3,375	3,143

			9,056

Kazakhstan — 1.2%
Development Bank of Kazakhstan
4.125%, 12/10/2022		880	866
KazAgro National Management Holding JSC MTN
4.625%, 05/24/2023 (A)		1,373	1,339
Kazakhstan Government International Bond MTN
6.500%, 07/21/2045		6,760	8,358
KazMunayGas National JSC
6.375%, 10/24/2048 (A)		1,057	1,099
5.750%, 04/19/2047 (A)		4,431	4,331
5.375%, 04/24/2030 (A)		2,105	2,121

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Emerging Markets Debt Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
5.375%, 04/24/2030		$3,425	$3,451
4.750%, 04/24/2025 (A)		1,396	1,408
KazTransGas JSC
4.375%, 09/26/2027 (A)		1,392	1,322
Nostrum Oil & Gas Finance BV
7.000%, 02/16/2025 (A)		655	582

			24,877

Kenya — 0.4%
Kenya Government International Bond
8.250%, 02/28/2048		3,914	3,652
7.250%, 02/28/2028 (A)		2,097	2,005
6.875%, 06/24/2024 (A)		792	777
6.875%, 06/24/2024		650	637
5.875%, 06/24/2019 (A)		1,182	1,188

			8,259

Lebanon — 0.9%
Lebanon Government International Bond
6.650%, 04/22/2024		6,753	5,740
Lebanon Government International Bond MTN
6.650%, 11/03/2028		15,056	11,550
6.650%, 02/26/2030		260	197
6.600%, 11/27/2026		1,109	877

			18,364

Luxembourg — 0.1%
Rede D’Or Sao Luiz SA
4.950%, 01/17/2028		3,479	3,044

Malaysia — 3.5%
1MDB Energy
5.990%, 05/11/2022		1,000	1,018
1MDB Global Investments
4.400%, 03/09/2023		13,100	12,261
Gohl Capital
4.250%, 01/24/2027		1,675	1,608
Malaysia Government Bond
5.248%, 09/15/2028	MYR	1,050	276
4.935%, 09/30/2043		2,000	491
4.392%, 04/15/2026		8,423	2,084
4.378%, 11/29/2019		9,271	2,282
4.232%, 06/30/2031		4,500	1,066
4.181%, 07/15/2024		22	5
4.160%, 07/15/2021		1,810	447
4.059%, 09/30/2024		17,428	4,260
4.048%, 09/30/2021		1,000	247
3.955%, 09/15/2025		17,405	4,209
3.900%, 11/30/2026		4,815	1,151
3.899%, 11/16/2027		3,000	716
3.892%, 03/15/2027		2,325	556
3.844%, 04/15/2033		3,000	677
3.800%, 08/17/2023		27,705	6,739

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
3.759%, 03/15/2019	MYR	32,059	$7,819
3.659%, 10/15/2020		2,606	637
3.654%, 10/31/2019		8,500	2,075
3.620%, 11/30/2021		13,670	3,339
3.580%, 09/28/2018		20,000	4,868
3.502%, 05/31/2027		1,050	243
3.492%, 03/31/2020		40,450	9,854
3.480%, 03/15/2023		854	205
3.418%, 08/15/2022		4,983	1,200
Malaysia Government Investment Issue
4.070%, 09/30/2026		21,973	5,321

			75,654

Mauritius — 0.1%
Liquid Telecommunications Financing
8.500%, 07/13/2022 (A)		$1,819	1,863

Mexico — 10.0%
Alfa
6.875%, 03/25/2044		2,625	2,684
America Movil
7.125%, 12/09/2024	MXN	23,310	1,117
6.000%, 06/09/2019		14,350	733
Axtel
6.375%, 11/14/2024 (A)		$704	684
Banco Inbursa Institucion de Banca Multiple Grupo Financiero Inbursa
4.375%, 04/11/2027 (A)		839	789
Banco Nacional de Comercio Exterior SNC
3.800%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.000%, 08/11/2026 (A)		3,115	3,029
3.800%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.000%, 08/11/2026		1,062	1,033
Cemex
7.750%, 04/16/2026		990	1,077
Cometa Energia
6.375%, 04/24/2035 (A)		1,702	1,664
Comision Federal de Electricidad
7.350%, 11/25/2025	MXN	52,305	2,469
5.750%, 02/14/2042 (A)		$570	562
4.750%, 02/23/2027 (A)		884	873
Elementia
5.500%, 01/15/2025		970	921
Mexican Bonos
10.000%, 12/05/2024	MXN	273,337	15,801
8.500%, 05/31/2029		6,176	336
8.500%, 11/18/2038		32,344	1,775
7.750%, 05/29/2031		53,556	2,751
7.750%, 11/13/2042		141,100	7,168
7.500%, 06/03/2027		500,324	25,470
6.500%, 06/10/2021		104,387	5,269

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Emerging Markets Debt Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
6.500%, 06/09/2022	MXN	141,400	$7,064
5.750%, 03/05/2026		75,293	3,461
5.750%, 03/05/2026		301,200	13,847
5.000%, 12/11/2019		185,740	9,367
Mexican Bonos, Ser M20
8.000%, 12/07/2023		163,924	8,620
Mexico Cetes
8.168%, 12/06/2018 (B)		1,700,000	8,705
Mexico City Airport Trust
5.500%, 07/31/2047		$1,950	1,731
5.500%, 07/31/2047 (A)		1,810	1,606
Mexico Government International Bond
4.600%, 02/10/2048		649	607
Mexico Government International Bond MTN
5.750%, 10/12/2110		7,950	7,970
Petroleos Mexicanos
9.500%, 09/15/2027		215	261
7.470%, 11/12/2026	MXN	232,954	10,326
7.190%, 09/12/2024		242,573	11,037
6.625%, 06/15/2035		$7,384	7,144
6.625%, 06/15/2038		2,871	2,733
6.500%, 03/13/2027		1,224	1,239
6.500%, 03/13/2027		7,836	7,933
6.500%, 06/02/2041		610	559
6.375%, 01/23/2045		2,384	2,136
6.350%, 02/12/2048		1,467	1,302
5.625%, 01/23/2046		1,176	969
5.350%, 02/12/2028 (A)		12,777	11,921
4.875%, 01/24/2022		1,938	1,949
4.250%, 01/15/2025		1,400	1,311
Petroleos Mexicanos MTN
6.750%, 09/21/2047		2,177	2,015
6.750%, 09/21/2047 (A)		108	100
6.375%, 01/23/2045 (A)		1,016	910
4.875%, 02/21/2028	EUR	5,491	6,610
4.625%, 09/21/2023 (A)		$1,599	1,572
4.250%, 01/15/2025		4,100	3,840

			215,050

Mongolia — 0.7%
Mongolia Government International Bond
5.625%, 05/01/2023		7,498	7,257
Mongolia Government International Bond MTN
10.875%, 04/06/2021 (A)		1,813	2,048
8.750%, 03/09/2024		4,459	4,905
5.125%, 12/05/2022		561	542
Trade & Development Bank of Mongolia MTN
9.375%, 05/19/2020		470	497
9.375%, 05/19/2020 (A)		453	479

			15,728

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Montenegro — 0.0%
Montenegro Government International Bond
3.375%, 04/21/2025	EUR	831	$960

Morocco — 0.2%
OCP
6.875%, 04/25/2044 (A)		$1,950	2,121
5.625%, 04/25/2024		2,725	2,800

			4,921

Netherlands — 0.1%
Petrobras Global Finance
5.750%, 02/01/2029		2,943	2,560

Nigeria — 1.7%
Nigeria Government Bond
16.288%, 03/17/2027	NGN	580,000	1,695
Nigeria Government International Bond
7.875%, 02/16/2032		$7,867	7,666
7.875%, 02/16/2032 (A)		723	705
7.696%, 02/23/2038		443	411
7.143%, 02/23/2030 (A)		3,729	3,520
7.143%, 02/23/2030		1,222	1,154
Nigeria Government International Bond MTN
7.625%, 11/28/2047 (A)		2,513	2,280
6.500%, 11/28/2027		1,650	1,532
6.500%, 11/28/2027 (A)		9,231	8,571
Nigeria OMO Bills (B)
12.712%, 11/22/2018	NGN	1,061,339	2,862
12.571%, 11/08/2018		2,124,253	5,752
Nigeria Treasury Bills
16.460%, 09/13/2018 (B)		535,000	1,474

			37,622

Oman — 1.4%
Oman Government International Bond
6.750%, 01/17/2048 (A)		$1,670	1,565
6.750%, 01/17/2048		4,732	4,435
6.500%, 03/08/2047 (A)		3,065	2,808
6.500%, 03/08/2047		2,328	2,132
5.625%, 01/17/2028 (A)		4,311	4,128
5.625%, 01/17/2028		10,162	9,730
5.375%, 03/08/2027 (A)		1,019	971
4.750%, 06/15/2026 (A)		993	920
4.125%, 01/17/2023 (A)		1,001	958
3.625%, 06/15/2021		1,296	1,262
Oztel Holdings SPC
6.625%, 04/24/2028 (A)		1,817	1,781

			30,690

Panama — 0.1%
Panama Government International Bond
9.375%, 04/01/2029		1,095	1,555

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Emerging Markets Debt Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
8.125%, 04/28/2034		$699	$937

			2,492

Paraguay — 0.2%
Paraguay Government International Bond
6.100%, 08/11/2044		2,040	2,239
5.600%, 03/13/2048		799	815
Telefonica Celular del Paraguay
6.750%, 12/13/2022		900	918
6.750%, 12/13/2022		200	204

			4,176

Peru — 1.1%
ABY Transmission Sur
6.875%, 04/30/2043 (A)		324	360
Fondo MIVIVIENDA
7.000%, 02/14/2024 (A)	PEN	5,422	1,766
Kallpa Generacion SA
4.125%, 08/16/2027 (A)		$1,075	1,002
Peru Government Bond
6.900%, 08/12/2037	PEN	3,037	994
6.350%, 08/12/2028		2,235	722
6.150%, 08/12/2032 (A)		11,760	3,678
Peru LNG Srl
5.375%, 03/22/2030 (A)		$1,134	1,153
Peruvian Government International Bond
8.200%, 08/12/2026	PEN	13,170	4,771
6.950%, 08/12/2031		9,134	3,061
6.950%, 08/12/2031		895	300
6.850%, 02/12/2042		882	285
6.350%, 08/12/2028 (A)		1,999	646
6.350%, 08/12/2028		864	279
5.700%, 08/12/2024 (A)		6,317	2,005
3.750%, 03/01/2030	EUR	1,399	1,949
Petroleos del Peru
5.625%, 06/19/2047 (A)		$539	542
4.750%, 06/19/2032 (A)		904	882

			24,395

Philippines — 0.0%
Philippines Government International Bond
3.900%, 11/26/2022	PHP	52,000	926

Poland — 2.5%
Poland Government Bond
5.750%, 09/23/2022	PLN	16,410	5,055
4.000%, 10/25/2023		5,640	1,639
3.250%, 07/25/2025		13,280	3,676
2.750%, 08/25/2023		8,693	2,628
2.750%, 04/25/2028		47,060	12,340
2.500%, 01/25/2023		19,697	5,379
2.500%, 07/25/2026		25,653	6,687
2.250%, 04/25/2022		29,692	8,094
1.750%, 07/25/2021		5,632	1,525

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
1.433%, 07/25/2020 (B)	PLN	2,600	$685
0.934%, 10/25/2018 (B)		23,937	6,494

			54,202

Qatar — 0.2%
Ooredoo International Finance MTN
3.750%, 06/22/2026		$1,250	1,191
Qatar Government International Bond
5.103%, 04/23/2048		1,473	1,515
4.500%, 04/23/2028		2,246	2,294

			5,000

Romania — 0.9%
Romania Government Bond
5.800%, 07/26/2027	RON	20,580	5,507
4.250%, 06/28/2023		23,290	5,795
3.500%, 12/19/2022		1,755	427
3.400%, 03/08/2022		13,000	3,173
3.250%, 04/29/2024		5,060	1,190
Romanian Government International Bond MTN
3.875%, 10/29/2035	EUR	2,130	2,550
2.500%, 02/08/2030		1,407	1,570

			20,212

Russia — 3.3%
Credit Bank of Moscow Via CBOM Finance
5.875%, 11/07/2021 (A)		$1,626	1,561
Gazprom OAO Via Gaz Capital
4.250%, 04/06/2024	GBP	2,380	3,085
GTH Finance BV
6.250%, 04/26/2020		$860	871
GTLK Europe DAC
5.950%, 07/19/2021		640	632
Petropavlovsk 2016
8.125%, 11/14/2022 (A)		1,100	886
Ritekro
17.759%, 11/07/2022 (B)(E)(F)(H)		538	336
Rusal Capital DAC
5.125%, 02/02/2022		1,280	806
Russian Federal Bond - OFZ
8.150%, 02/03/2027	RUB	1,005,241	14,626
7.750%, 09/16/2026		673,853	9,547
7.700%, 03/23/2033		209,701	2,894
7.600%, 07/20/2022		28,640	418
7.050%, 01/19/2028		1,274,478	17,108
7.000%, 08/16/2023		309,500	4,362
6.961%, 11/24/2021		24,270	351
Russian Foreign Bond - Eurobond
7.500%, 03/31/2030		$213	233
5.250%, 06/23/2047		4,200	3,986
4.250%, 06/23/2027		1,400	1,335
Russian Railways Via RZD Capital
7.487%, 03/25/2031	GBP	1,726	2,698

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Emerging Markets Debt Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Sberbank of Russia Via SB Capital
5.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.023%, 02/26/2024 (A)		$2,681	$2,653
SCF Capital Designated Activity
5.375%, 06/16/2023 (A)		1,068	1,046
VimpelCom Holdings
7.504%, 03/01/2022		210	224
Vnesheconombank Via VEB Finance
6.902%, 07/09/2020		1,635	1,626
6.800%, 11/22/2025 (A)		600	593
6.800%, 11/22/2025		240	237

			72,114

Saudi Arabia — 0.1%
Saudi Government International Bond MTN
4.500%, 04/17/2030		1,536	1,550

Senegal — 0.5%
Senegal Government International Bond
6.750%, 03/13/2048		5,383	4,599
6.250%, 05/23/2033 (A)		4,952	4,456
4.750%, 03/13/2028	EUR	2,031	2,227

			11,282

Serbia — 0.6%
Serbia International Bond
7.250%, 09/28/2021		$6,100	6,638
7.250%, 09/28/2021		5,320	5,789
7.250%, 09/28/2021 (A)		300	327
4.875%, 02/25/2020		1,000	1,014

			13,768

South Africa — 6.0%
Eskom Holdings SOC
7.125%, 02/11/2025		3,559	3,370
7.125%, 02/11/2025 (A)		1,076	1,019
5.750%, 01/26/2021		2,785	2,663
Eskom Holdings SOC MTN
7.500%, 09/15/2033	ZAR	52,500	2,671
6.750%, 08/06/2023		$3,951	3,764
6.350%, 08/10/2028 (A)		456	456
South Africa Government Bond
10.500%, 12/21/2026	ZAR	365,019	27,017
9.000%, 01/31/2040		187,353	11,861
8.875%, 02/28/2035		72,589	4,628
8.750%, 01/31/2044		74,149	4,547
8.750%, 02/28/2048		221,638	13,577
8.500%, 01/31/2037		26,315	1,605
8.000%, 01/31/2030		41,511	2,564
7.750%, 02/28/2023		83,875	5,583
7.250%, 01/15/2020		10,900	740
7.000%, 02/28/2031		156,094	8,758
6.500%, 02/28/2041		41,359	1,985

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
6.250%, 03/31/2036	ZAR	297,580	$14,521
South Africa Government International Bond
6.300%, 06/22/2048		$330	312
5.875%, 06/22/2030		2,049	2,006
5.650%, 09/27/2047		2,224	1,987
4.875%, 04/14/2026		4,285	4,066
4.850%, 09/27/2027		4,350	4,057
4.300%, 10/12/2028		3,224	2,837
Stillwater Mining
7.125%, 06/27/2025 (A)		945	875
Transnet SOC MTN
9.500%, 05/13/2021 (A)	ZAR	16,660	1,108

			128,577

South Korea — 0.1%
Korea Housing Finance
3.000%, 10/31/2022 (A)		$1,361	1,326

Sri Lanka — 1.2%
Sri Lanka Government Bonds
11.750%, 06/15/2027	LKR	347,000	2,326
11.500%, 12/15/2021		260,000	1,698
11.500%, 08/01/2026		8,000	53
Sri Lanka Government International Bond
6.850%, 11/03/2025		$2,015	2,006
6.825%, 07/18/2026 (A)		1,612	1,596
6.825%, 07/18/2026		800	792
6.750%, 04/18/2028		2,639	2,554
6.750%, 04/18/2028 (A)		7,384	7,145
6.250%, 07/27/2021		1,147	1,166
6.200%, 05/11/2027		851	806
5.875%, 07/25/2022		2,644	2,621
5.875%, 07/25/2022 (A)		1,496	1,483
5.750%, 04/18/2023 (A)		2,378	2,318

			26,564

Supranational — 0.6%
Banque Ouest Africaine de Developpement
5.000%, 07/27/2027 (A)		1,274	1,226
European Investment Bank MTN
8.500%, 09/17/2024	ZAR	11,350	767
7.200%, 07/09/2019	IDR	280,000	3,322
Inter-American Development Bank MTN
7.875%, 03/14/2023		3,150,000	4,843
7.350%, 09/12/2018		4,590,000	1,666

			11,824

Thailand — 1.6%
Bank of Thailand Bill (B)
1.438%, 02/28/2019	THB	86,670	2,628
1.435%, 12/06/2018		71,180	2,168
1.246%, 11/29/2018		80,330	2,446
1.215%, 12/06/2018		105,000	3,197
1.150%, 10/04/2018		93,095	2,841

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	9

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Emerging Markets Debt Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
1.099%, 09/13/2018	THB	40,725	$1,244
PTTEP Treasury Center
4.875%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.177%, 12/18/2166 (A)		$866	866
Thailand Government Bond
5.670%, 03/13/2028	THB	3,000	114
4.875%, 06/22/2029		35,000	1,272
3.875%, 06/13/2019		43,000	1,336
3.775%, 06/25/2032		24,000	787
3.650%, 06/20/2031		133,000	4,346
3.625%, 06/16/2023		94,000	3,043
3.400%, 06/17/2036		145,500	4,538
2.875%, 06/17/2046		4,865	136
2.550%, 06/26/2020		75,000	2,319
2.125%, 12/17/2026		25,000	735

			34,016

Tunisia — 0.2%
Banque Centrale de Tunisie International Bond
5.625%, 02/17/2024	EUR	2,780	3,168

Turkey — 4.5%
Export Credit Bank of Turkey
6.125%, 05/03/2024 (A)		$831	630
5.875%, 04/24/2019 (A)		200	190
5.375%, 10/24/2023 (A)		1,487	1,110
5.000%, 09/23/2021 (A)		674	546
Export Credit Bank of Turkey MTN
5.375%, 02/08/2021 (A)		1,206	1,034
Hazine Mustesarligi Varlik Kiralama
5.004%, 04/06/2023		1,789	1,549
TC Ziraat Bankasi
4.250%, 07/03/2019 (A)		1,710	1,542
TC Ziraat Bankasi MTN
5.125%, 05/03/2022 (A)		1,561	1,207
5.125%, 09/29/2023 (A)		996	742
4.750%, 04/29/2021 (A)		756	601
Turk Telekomunikasyon
4.875%, 06/19/2024		2,550	2,029
Turkey Government Bond
16.200%, 06/14/2023	TRY	15,258	1,740
12.400%, 03/08/2028		21,886	2,181
12.200%, 01/18/2023		34,158	3,368
11.000%, 03/02/2022		49,834	4,831
11.000%, 02/24/2027		32,137	2,781
10.700%, 02/17/2021		18,532	2,004
10.700%, 08/17/2022		36,882	3,456
10.600%, 02/11/2026		17,850	1,530
10.500%, 08/11/2027		108,669	9,222
10.400%, 03/20/2024		2,700	242
9.500%, 01/12/2022		17,164	1,672

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
9.400%, 07/08/2020	TRY	17,440	$1,988
9.200%, 09/22/2021		14,692	1,493
9.000%, 07/24/2024		15,540	1,497
8.500%, 09/14/2022		5,781	493
7.400%, 02/05/2020		7,215	853
7.100%, 03/08/2023		8,160	654
3.000%, 08/02/2023		10,848	1,565
Turkey Government International Bond
8.000%, 02/14/2034		$2,525	2,290
7.375%, 02/05/2025		7,925	7,228
7.000%, 03/11/2019		779	769
7.000%, 06/05/2020		700	673
6.875%, 03/17/2036		1,630	1,312
6.750%, 05/30/2040		1,998	1,572
6.625%, 02/17/2045		1,226	939
6.125%, 10/24/2028		4,994	4,048
6.000%, 03/25/2027		3,565	2,938
6.000%, 01/14/2041		5,890	4,270
5.750%, 05/11/2047		7,209	5,047
5.625%, 03/30/2021		769	704
5.125%, 02/17/2028		8,383	6,393
4.875%, 10/09/2026		850	663
4.875%, 04/16/2043		2,860	1,904
4.250%, 04/14/2026		2,239	1,705
Turkiye Garanti Bankasi
6.125%, VAR USD Swap Semi 30/360 5 Year Curr+4.220%, 05/24/2027 (A)		1,730	1,134
Turkiye Is Bankasi MTN
6.125%, 04/25/2024		1,654	1,117
Yapi ve Kredi Bankasi MTN
5.850%, 06/21/2024 (A)		632	437

			97,893

Ukraine — 2.1%
Metinvest BV
7.750%, 04/23/2023 (A)		892	841
Ukraine Government International Bond
7.750%, 09/01/2020 (A)		2,694	2,678
7.750%, 09/01/2021 (A)		4,325	4,288
7.750%, 09/01/2024		1,849	1,774
7.750%, 09/01/2025 (A)		6,587	6,184
7.750%, 09/01/2026 (A)		5,844	5,373
7.750%, 09/01/2027		3,109	2,825
7.750%, 09/01/2027 (A)		4,654	4,229
7.375%, 09/25/2032 (A)		5,690	4,808
7.375%, 09/25/2032		4,824	4,076
2.763%, 05/31/2040 (A)(D)		12,999	6,969
Ukreximbank Via Biz Finance
9.625%, 04/27/2022 (A)		2,211	2,239

			46,284

10	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Emerging Markets Debt Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
United Arab Emirates — 0.2%
Abu Dhabi Crude Oil Pipeline LLC
4.600%, 11/02/2047 (A)		$1,878	$1,824
3.650%, 11/02/2029 (A)		1,750	1,669
MAF Global Securities
5.500%, VAR USD Swap Semi 30/360 5 Year Curr+3.476%, 12/29/2049		1,250	1,195

			4,688

United Kingdom — 0.0%
MARB BondCo
6.875%, 01/19/2025 (A)		405	375

Uruguay — 1.1%
Uruguay Government Bond
7.625%, 03/21/2036		5,439	7,316
Uruguay Government International Bond
9.875%, 06/20/2022 (A)	UYU	46,470	1,398
9.875%, 06/20/2022		12,830	386
8.500%, 03/15/2028 (A)		244,947	6,340
5.100%, 06/18/2050		$1,819	1,850
4.375%, 10/27/2027		3,472	3,548
4.375%, 12/15/2028	UYU	41,460	1,382
4.125%, 11/20/2045		$367	341
Uruguay Monetary Regulation Bills (B)
9.064%, 02/08/2019	UYU	25,460	762
9.039%, 09/21/2018		13,474	418

			23,741

Venezuela — 0.6%
Petroleos de Venezuela
9.750%, 05/17/2035 (F)		$3,202	673
6.000%, 05/16/2024 (F)		14,391	2,734
6.000%, 05/16/2024 (F)		7,900	1,501
6.000%, 05/16/2024 (F)		1,777	338
6.000%, 11/15/2026 (F)		13,174	2,371
5.500%, 04/12/2037 (F)		1,620	332
5.375%, 04/12/2027 (F)		6,546	1,342
Venezuela Government International Bond
9.250%, 09/15/2027 (F)		3,400	884
8.250%, 10/13/2024 (F)		2,110	527
7.750%, 10/13/2019 (F)		12,479	3,157

			13,859

Zambia — 0.3%
Zambia Government International Bond
8.970%, 07/30/2027		5,113	3,721
8.500%, 04/14/2024 (A)		1,865	1,347
8.500%, 04/14/2024		30	21
5.375%, 09/20/2022 (A)		451	316

			5,405

Total Global Bonds (Cost $2,279,747) ($ Thousands)			2,014,350

Description		Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATION — 0.8%
U.S. Treasury Bill
2.199%, 02/07/2019 (B)	$	16,500	$16,343

Total U.S. Treasury Obligation (Cost $16,341) ($ Thousands)			16,343

Total Investments in Securities— 94.2% (Cost $2,296,088) ($ Thousands)			$2,030,693

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	11

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Emerging Markets Debt Fund (Continued)

A list of the open futures contracts held by the Fund at August 31, 2018, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Euro-Bund	(318)	Dec-2018	$(59,465)	$(59,487)	$(65)
Euro-Bund	(71)	Dec-2018	(13,251)	(13,282)	(31)
Euro-Buxl 30 Year Bond	(33)	Dec-2018	(6,802)	(6,809)	(7)
JSE Bond Future R2030	695	Nov-2018	4,373	4,388	15
JSE Bond Future R2032	514	Nov-2018	3,184	3,185	1
JSE Bond Future R2035	1,200	Nov-2018	8,483	7,762	(110)
JSE Bond Future R2040	1,227	Nov-2018	8,104	7,943	17
JSE Bond Future R208	93	Nov-2018	678	622	(3)
JSE Bond Future R209	(160)	Nov-2018	(868)	(786)	13
Korea 10-Year Bond	71	Sep-2018	7,731	7,900	225
Korea 3-Year Bond	219	Sep-2018	21,371	21,427	211
Long Gilt 10-Year Bond	(31)	Dec-2018	(4,878)	(4,929)	2
U.S. 5-Year Treasury Note	84	Dec-2018	9,524	9,525	2
U.S. 10-Year Treasury Note	335	Dec-2018	40,248	40,289	41
U.S. Ultra Long Treasury Bond	23	Dec-2018	3,672	3,664	(8)

			$22,104	$21,412	$303

A list of the open forward foreign currency contracts held by the Fund at August 31, 2018, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	09/05/18 - 09/19/18	EUR	6,710	USD	7,886	$77
Citigroup	09/19/18	EUR	1,120	USD	1,291	(13)
Citigroup	09/05/18 - 10/03/18	USD	23,208	EUR	19,722	(234)
Citigroup	09/05/18	USD	12,385	BRL	51,148	30
Citigroup	10/02/18	USD	14,349	BRL	56,377	(704)
Citigroup	09/05/18 - 09/19/18	RUB	878,540	USD	13,755	716
Citigroup	09/10/18	TRY	10,559	USD	2,115	525
Citigroup	09/12/18 - 10/24/18	USD	13,203	ARS	405,164	(2,814)
Citigroup	09/13/18 - 09/19/18	USD	5,923	PEN	19,436	(42)
Citigroup	09/14/18 - 09/19/18	USD	10,323	CZK	224,419	(169)
Citigroup	09/14/18 - 10/11/18	ZAR	541,641	USD	40,050	3,146
Citigroup	09/19/18	USD	2,535	IDR	35,365,925	(158)
Citigroup	09/19/18	USD	6,073	HUF	1,637,677	(223)
Citigroup	09/19/18	USD	7,656	ZAR	101,570	(736)
Citigroup	09/19/18 - 04/03/19	USD	4,226	MXN	89,156	318
Citigroup	04/03/19	USD	5,999	MXN	115,765	(136)
Citigroup	09/19/18 - 10/29/18	EUR	15,194	HUF	4,876,485	(278)
Citigroup	09/19/18 - 10/25/18	USD	15,264	COP	44,341,619	(761)
Citigroup	09/19/18	USD	16,490	SGD	21,937	(472)
Citigroup	09/19/18	USD	16,713	TRY	66,447	(6,760)
Citigroup	09/19/18 - 10/10/18	USD	5,411	THB	180,164	101
Citigroup	09/19/18	USD	12,435	THB	396,536	(313)
Citigroup	09/19/18	RON	25,010	USD	6,250	(32)
Citigroup	09/19/18 - 10/03/18	EUR	28,496	PLN	122,707	162
Citigroup	11/06/18	USD	14,533	RUB	995,763	152
Citigroup	09/19/18	USD	15,413	RUB	970,625	(1,024)
Citigroup	09/19/18	CZK	18,630	USD	844	1
Citigroup	09/19/18	CZK	47,190	USD	2,108	(28)
Citigroup	09/19/18	TWD	340,980	USD	11,308	191

12	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	09/19/18 - 09/27/18	CZK	115,228	EUR	4,488	$12
Citigroup	09/19/18	CZK	332,848	EUR	12,918	(18)
Citigroup	09/19/18 - 04/03/19	MXN	448,755	USD	23,976	621
Citigroup	09/19/18 - 04/03/19	MXN	77,718	USD	3,953	(16)
Citigroup	09/19/18	INR	1,127,950	USD	16,504	614
Citigroup	09/19/18	PHP	1,207,563	USD	22,460	(77)
Citigroup	09/19/18	HUF	2,173,220	EUR	6,655	(12)
Citigroup	09/19/18	HUF	4,937,770	USD	17,965	327
Citigroup	09/19/18	COP	75,698,968	USD	25,928	1,148
Citigroup	09/20/18 - 10/05/18	USD	16,234	CLP	10,607,716	(575)
Citigroup	09/20/18	CLP	5,331,650	USD	8,135	268
Citigroup	09/20/18	IDR	17,693,667	USD	1,213	24
Citigroup	09/27/18	USD	1,499	RON	6,100	33
Citigroup	09/27/18 - 10/03/18	USD	5,978	PLN	22,535	149
Citigroup	10/02/18	BRL	32,718	USD	8,294	375
Citigroup	12/04/18	BRL	51,148	USD	12,288	(23)
Citigroup	10/02/18	ARS	167,863	USD	5,784	1,503
Citigroup	10/03/18	PLN	14,662	EUR	3,375	(52)
Citigroup	10/11/18 - 03/01/19	RON	57,256	EUR	12,089	(129)
Citigroup	10/29/18	USD	4,348	TWD	133,100	6
Citigroup	11/05/18	THB	148,900	USD	4,560	1
Citigroup	11/05/18	THB	1,448	USD	44	(1)
Citigroup	11/09/18	USD	8,740	KRW	9,754,500	25
Citigroup	11/16/18	KRW	4,774,550	USD	4,219	(72)
Citigroup	12/19/18	ILS	46,657	USD	12,772	(293)
Citigroup	03/01/19 - 03/07/19	EUR	12,434	RON	59,875	309
Goldman Sachs	09/04/18 - 09/28/18	USD	62,274	MXN	1,220,391	1,437
Goldman Sachs	09/19/18	MXN	425,780	USD	22,807	587
Goldman Sachs	09/04/18 - 04/03/19	MXN	445,581	USD	22,155	(1,012)
Goldman Sachs	09/05/18 - 09/19/18	USD	3,070	IDR	44,589,268	(63)
Goldman Sachs	09/05/18	USD	4,127	EUR	3,618	83
Goldman Sachs	09/05/18 - 09/19/18	USD	11,870	EUR	10,087	(124)
Goldman Sachs	09/19/18	EUR	14,410	USD	16,853	70
Goldman Sachs	09/05/18 - 09/19/18	EUR	6,398	USD	7,348	(102)
Goldman Sachs	09/05/18 - 09/19/18	EUR	21,627	HUF	6,946,519	(374)
Goldman Sachs	09/05/18 - 11/06/18	USD	27,766	RUB	1,778,729	(1,376)
Goldman Sachs	09/05/18 - 09/17/18	USD	54,171	BRL	205,466	(4,305)
Goldman Sachs	09/05/18 - 10/02/18	BRL	233,485	USD	62,034	5,366
Goldman Sachs	09/05/18	RUB	454,907	USD	6,742	(13)
Goldman Sachs	09/05/18 - 10/29/18	HUF	2,052,324	EUR	6,223	(82)
Goldman Sachs	09/10/18 - 09/19/18	USD	48,453	TRY	217,832	(15,783)
Goldman Sachs	09/10/18 - 09/19/18	TRY	316,832	USD	65,735	18,169
Goldman Sachs	09/19/18	USD	99	THB	3,191	(2)
Goldman Sachs	09/19/18	USD	525	KRW	596,080	11
Goldman Sachs	09/19/18	USD	836	INR	58,880	(7)
Goldman Sachs	09/19/18	USD	2,243	PEN	7,350	(19)
Goldman Sachs	09/19/18	GBP	4,480	USD	6,017	192
Goldman Sachs	09/19/18	USD	4,759	CNY	32,485	(3)
Goldman Sachs	09/19/18 - 10/11/18	EUR	5,718	RON	26,843	82
Goldman Sachs	09/19/18	USD	661	TWD	20,380	3
Goldman Sachs	09/19/18	USD	11,550	TWD	352,490	(58)

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	13

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	09/19/18 - 12/20/18	EUR	26,243	CZK	691,977	$724
Goldman Sachs	09/19/18	USD	15,028	PLN	56,490	326
Goldman Sachs	09/19/18	USD	12,955	PLN	47,372	(79)
Goldman Sachs	09/19/18 - 10/11/18	USD	8,387	ZAR	123,636	25
Goldman Sachs	09/19/18 - 10/11/18	USD	35,898	ZAR	478,532	(3,303)
Goldman Sachs	09/19/18	CNY	32,485	USD	4,770	14
Goldman Sachs	10/09/18	CNY	27,824	USD	4,055	(18)
Goldman Sachs	09/19/18 - 10/11/18	RON	93,147	EUR	19,930	(176)
Goldman Sachs	09/19/18 - 10/11/18	ZAR	103,087	USD	7,496	484
Goldman Sachs	09/19/18	HUF	702,760	USD	2,533	23
Goldman Sachs	09/19/18 - 10/25/18	COP	27,462,451	USD	9,297	310
Goldman Sachs	09/19/18 - 11/09/18	KRW	28,237,100	USD	25,213	(143)
Goldman Sachs	09/19/18	IDR	128,530,773	USD	8,868	228
Goldman Sachs	09/20/18 - 11/19/18	USD	25,881	CLP	16,635,514	(1,326)
Goldman Sachs	09/20/18	CLP	4,942,920	USD	7,723	430
Goldman Sachs	09/26/18 - 10/24/18	USD	3,721	ARS	110,903	(908)
Goldman Sachs	09/27/18 - 12/20/18	CZK	425,997	EUR	16,329	(232)
Goldman Sachs	10/03/18	EUR	9,131	PLN	39,953	219
Goldman Sachs	10/03/18	EUR	21,085	PLN	90,388	(3)
Goldman Sachs	10/03/18	PLN	34,925	EUR	8,074	(84)
Goldman Sachs	10/18/18	MYR	1,669	USD	411	7
Goldman Sachs	01/16/19	USD	5,188	EGP	99,100	154
Goldman Sachs	01/16/19	EGP	99,100	USD	5,268	(75)
Goldman Sachs	01/31/19	USD	2,365	KZT	846,254	(106)
JPMorgan Chase Bank	09/05/18	USD	1,657	BRL	6,360	(113)
JPMorgan Chase Bank	09/05/18	EUR	6,297	HUF	2,041,916	(41)
JPMorgan Chase Bank	09/05/18	USD	20,304	RUB	1,285,352	(1,220)
JPMorgan Chase Bank	09/05/18 - 09/10/18	EUR	48,849	USD	57,387	538
JPMorgan Chase Bank	09/05/18 - 09/10/18	EUR	4,841	USD	5,588	(46)
JPMorgan Chase Bank	09/10/18 - 09/19/18	USD	10,447	EUR	9,044	84
JPMorgan Chase Bank	09/05/18 - 10/03/18	USD	92,627	EUR	79,036	(586)
JPMorgan Chase Bank	09/05/18 - 12/04/18	BRL	94,331	USD	24,769	1,906
JPMorgan Chase Bank	10/02/18 - 12/04/18	BRL	106,570	USD	25,519	(204)
JPMorgan Chase Bank	09/05/18	RUB	253,869	USD	3,931	162
JPMorgan Chase Bank	09/05/18	IDR	12,008,600	USD	829	14
JPMorgan Chase Bank	12/04/18	IDR	7,363,834	USD	481	–
JPMorgan Chase Bank	09/10/18	USD	2,173	TRY	10,662	(567)
JPMorgan Chase Bank	09/10/18 - 10/31/18	TRY	34,525	USD	6,615	1,452
JPMorgan Chase Bank	09/13/18	PEN	320	USD	97	1
JPMorgan Chase Bank	12/19/18	USD	3,278	CZK	77,407	241
JPMorgan Chase Bank	09/14/18	USD	3,218	CZK	70,396	(33)
JPMorgan Chase Bank	09/19/18	USD	632	PHP	33,970	2
JPMorgan Chase Bank	09/19/18	USD	6,939	TRY	32,653	(2,048)
JPMorgan Chase Bank	09/19/18	USD	4,241	MXN	89,226	416
JPMorgan Chase Bank	04/03/19	USD	7,543	MXN	146,254	(135)
JPMorgan Chase Bank	09/19/18	USD	15,048	THB	480,773	(351)
JPMorgan Chase Bank	09/19/18 - 09/21/18	TRY	30,776	USD	5,591	981
JPMorgan Chase Bank	09/21/18	TRY	5,325	USD	760	(36)
JPMorgan Chase Bank	09/19/18 - 10/11/18	ZAR	162,380	USD	12,147	1,098
JPMorgan Chase Bank	10/11/18	ZAR	59,654	USD	4,010	(42)
JPMorgan Chase Bank	09/20/18	IDR	74,641,786	USD	5,122	108

14	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	09/24/18	ARS	83,495	USD	2,802	$653
JPMorgan Chase Bank	09/27/18	USD	2,694	RON	10,970	62
JPMorgan Chase Bank	09/27/18	USD	6,381	COP	19,079,190	(135)
JPMorgan Chase Bank	09/27/18 - 11/13/18	USD	10,713	SGD	14,594	(50)
JPMorgan Chase Bank	09/27/18 - 12/20/18	EUR	13,087	CZK	339,326	113
JPMorgan Chase Bank	09/27/18	CZK	25,278	EUR	948	(40)
JPMorgan Chase Bank	10/02/18	USD	1,661	BRL	6,317	(133)
JPMorgan Chase Bank	10/03/18	EUR	551	PLN	2,365	1
JPMorgan Chase Bank	10/03/18	PLN	1,302	EUR	303	(1)
JPMorgan Chase Bank	10/04/18	INR	289,861	USD	4,065	(15)
JPMorgan Chase Bank	10/05/18	USD	4,155	CLP	2,754,736	(88)
JPMorgan Chase Bank	10/10/18 - 10/23/18	USD	4,829	ARS	149,044	(1,087)
JPMorgan Chase Bank	10/16/18 - 11/05/18	USD	8,652	THB	286,494	120
JPMorgan Chase Bank	10/16/18 - 11/05/18	THB	143,170	USD	4,338	(45)
JPMorgan Chase Bank	10/25/18	COP	7,092,196	USD	2,308	(11)
JPMorgan Chase Bank	12/04/18	KRW	4,525,282	USD	4,063	(5)
JPMorgan Chase Bank	12/19/18	EUR	10,897	CZK	288,610	337
JPMorgan Chase Bank	03/07/19	RON	20,000	EUR	4,180	(70)
JPMorgan Chase Bank	04/03/19	MXN	82,840	USD	4,215	19
JPMorgan Chase Bank	04/03/19	MXN	220,237	USD	10,937	(218)
Societe Generale	09/10/18	USD	1,264	TRY	5,980	(363)
Standard Bank	09/05/18	USD	592	IDR	8,589,822	(8)
Standard Bank	09/05/18	EUR	4,323	USD	4,902	(129)
Standard Bank	09/05/18 - 12/04/18	MYR	99,890	USD	24,558	339
Standard Bank	09/05/18 - 12/04/18	IDR	39,003,649	USD	2,658	44
Standard Bank	09/12/18 - 09/19/18	USD	13,163	THB	421,928	(265)
Standard Bank	09/19/18	USD	4,316	TRY	16,304	(1,873)
Standard Bank	09/19/18	USD	6,324	ZAR	90,900	(131)
Standard Bank	09/19/18 - 09/27/18	SGD	7,010	USD	5,109	(11)
Standard Bank	09/19/18	USD	7,646	MYR	30,610	(212)
Standard Bank	09/19/18	THB	40,280	USD	1,206	(25)
Standard Bank	09/19/18	PHP	453,987	USD	8,436	(37)
Standard Bank	09/19/18 - 10/29/18	TWD	1,259,587	USD	41,926	828
Standard Bank	09/20/18	USD	8,023	CLP	5,079,963	(527)
Standard Bank	10/03/18	PLN	1,525	EUR	356	–
Standard Bank	11/05/18	USD	313	PHP	16,700	(3)
State Street	10/02/18	USD	11,219	BRL	43,553	(678)
State Street	10/02/18	BRL	13,496	USD	3,455	189
State Street	10/03/18	EUR	39,340	USD	45,641	(222)
State Street	04/03/19	USD	4,312	MXN	89,759	235
State Street	04/03/19	MXN	53,893	USD	2,583	(146)

						$(8,170)

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	15

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Emerging Markets Debt Fund (Continued)

A list of the open centrally cleared swap agreements held by the Fund at August 31, 2018, are as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
6-MONTH HUF - BUBOR	0.5275%	Annually	02/05/2020	HUF	1,500,000	$(24)	$–	$(24)
2.439%	6M HUF BUBOR	Semi-Annual	06/08/2028	HUF	319,300	45	–	45
2.379%	6M HUF BUBOR	Semi-Annual	06/07/2028	HUF	405,700	339	–	339
3.061%	6M PLN WIBOR	Semi-Annual	05/21/2028	PLN	10,000	(60)	–	(60)
1.974%	6-MONTH CZK - PRIBOR	Semi-Annual	01/30/2028	CZK	20,000	24	–	24
1.70%	6-MONTH HUF - BUBOR	Semi-Annual	01/22/2028	HUF	687,535	240	–	240
1D BRL CETIP	12.34%	Annually	01/02/2028	BRL	7,521	27	–	27
3.01%	6-MONTH PLN - WIBOR	Semi-Annual	10/26/2027	PLN	7,500	(31)	–	(31)
6-MONTH PLN - WIBOR	2.76%	Semi-Annual	07/03/2027	PLN	3,500	3	–	3
28-DAY MXN - TIIE	7.51%	Monthly	04/20/2027	MXN	11,913	(25)	–	(25)
28-DAY MXN - TIIE	7.915%	Monthly	01/22/2027	MXN	60,251	(41)	–	(41)
28-DAY MXN - TIIE	8.155%	Monthly	12/28/2026	MXN	21,000	3	–	3
28-DAY MXN - TIIE	7.72%	Monthly	12/03/2026	MXN	16,200	(21)	–	(21)
28D MXP MXIBOR (TIIE)	7.755%	Monthly	02/24/2025	MXN	30,000	(23)	–	(23)
1D BRL CETIP	11.45%	Annually	01/02/2025	BRL	6,421	(20)	–	(20)
28-DAY MXN - TIIE	7.35%	Monthly	10/25/2024	MXN	25,000	(44)	–	(44)
28-DAY MXN - TIIE	7.605%	Monthly	03/07/2024	MXN	86,000	(81)	–	(81)
1.73%	6M CZK PRIBOR	Semi-Annual	03/26/2023	CZK	28,561	27	–	27
6-MONTH PLN - WIBOR	2.427%	Annually	01/11/2023	PLN	5,000	5	–	5
1D BRL BROIS (CETIP)	10.90%	Annually	01/02/2023	BRL	15,836	(32)	–	(32)
1D BRL BROIS (CETIP)	9.255%	Annually	01/02/2023	BRL	2,474	(33)	–	(33)
28-DAY MXN - TIIE	6.71%	Monthly	07/07/2022	MXN	198,683	(440)	–	(440)
28-DAY MXN - TIIE	6.745%	Monthly	06/23/2022	MXN	49,636	(106)	–	(106)
28-DAY MXN - TIIE	7.575%	Monthly	01/28/2022	MXN	99,598	(62)	–	(62)
28-DAY MXN - TIIE	7.705%	Monthly	01/21/2022	MXN	6,000	(2)	–	(2)
6-MONTH PLN - WIBOR	2.505%	Annually	01/10/2022	PLN	32,972	100	–	100
1D BRL BROIS (CETIP)	9.46%	Annually	01/03/2022	BRL	24,056	(154)	–	(154)
3M PLN WIBOR	2.024%	Annually	03/12/2020	PLN	180,000	90	–	90
2.679%	6M HUF BUBOR	Semi-Annual	06/12/2028	HUF	732,250	48	–	48
2.70%	6M HUF BUBOR	Semi-Annual	06/13/2028	HUF	667,750	39	–	39

						$(209)	$–	$(209)

A list of open OTC swap agreements held by the Fund at August 31, 2018, are as follows:

			Credit Default Swap
Counterparty	Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase	Argentina Republic of Government	Sell	5.00%	Quarterly	06/20/2023	$ (2,769)	$(243)	$ 219	$ (462)

16	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Emerging Markets Debt Fund (Continued)

Cross Currency Swaps
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value ($ Thousands)	Upfront Payment ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
JPMorgan Chase	3M USD LIBOR	18.345%	Annually	09/10/2019	USD	91,000	$(1,173)	$–	$(1,173)
JPMorgan Chase	3M USD LIBOR	15.53%	Quarterly	09/10/2023	USD	5,802	1,006	–	1,006
JPMorgan Chase	3M USD LIBOR	17.18%	Quarterly	01/12/2024	USD	6,489	788	–	788
JPMorgan Chase	3M USD LIBOR	17.195%	Quarterly	01/12/2024	USD	5,745	696	–	696
JPMorgan Chase	3M USD LIBOR	14.39%	Quarterly	01/20/2029	USD	733	112	–	112
Citigroup	3M USD LIBOR	14.22%	Quarterly	01/23/2029	USD	1,279	204	–	204
Citigroup	3M USD LIBOR	14.32%	Quarterly	01/24/2029	USD	1,898	292	–	292

							$1,925	$–	$1,925

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase	0.845%	6-MONTH HUF - BUBOR	Semi-Annual	10/10/2019	HUF	4,000,000	$(142)	$–	$(142)
Goldman Sachs	1-DAY BRL - CETIP	9.73%	Annually	01/02/2020	BRL	6,161	21	–	21
JPMorgan Chase	1-DAY BRL - CETIP	9.605%	Annually	01/02/2020	BRL	5,083	16	–	16
JPMorgan Chase	1-DAY BRL - CETIP	9.065%	Annually	01/02/2020	BRL	11,157	14	–	14
JPMorgan Chase	1-DAY BRL - CETIP	11.46%	Annually	01/02/2020	BRL	6,073	59	–	59
Goldman Sachs	6-MONTH HUF - BUBOR 3-MONTH MOSCOW PRIME	0.52%	Annually	01/18/2020	HUF	12,000,000	(189)	–	(189)
Goldman Sachs	OFFERED RATE - RUB	6.78%	Annually	02/22/2020	RUB	1,677,896	(524)	–	(524)
Goldman Sachs	3M RUB MOSPRIME	6.53%	Annually	03/27/2020	RUB	2,100,000	(740)	–	(740)
JPMorgan Chase	0.6925%	6-MONTH HUF - BUBOR	Semi-Annual	04/20/2020	HUF	2,100,000	7	–	7
JPMorgan Chase	1.665%	6M THB BKIBOR	Semi-Annual	06/04/2020	THB	372,500	4	–	4
Goldman Sachs	1.645%	6M THB BKIBOR	Semi-Annual	06/07/2020	THB	372,500	10	–	10
JPMorgan Chase	1D COP COOIS (IBRCOL)	5.43%	Annually	07/17/2020	COP	18,920,484	12	–	12
Goldman Sachs	1-DAY BRL - CETIP	12.725%	Annually	01/04/2021	BRL	13,491	303	–	303
JPMorgan Chase	1-DAY BRL - CETIP	10.23%	Annually	01/04/2021	BRL	250	1	–	1
JPMorgan Chase	1-DAY BRL - CETIP	10.04%	Annually	01/04/2021	BRL	9,579	13	–	13
JPMorgan Chase	1-DAY BRL - CETIP	9.61%	Annually	01/04/2021	BRL	6,884	(7)	–	(7)
JPMorgan Chase	1-DAY BRL - CETIP	9.275%	Annually	01/04/2021	BRL	7,587	(22)	–	(22)
JPMorgan Chase	1-DAY BRL - CETIP	8.87%	Annually	01/04/2021	BRL	11,980	(61)	–	(61)
JPMorgan Chase	1-DAY BRL - CETIP	8.655%	Annually	01/04/2021	BRL	4,925	(30)	–	(30)
Goldman Sachs	28-DAY MXN - TIIE	5.370%	Monthly	03/17/2021	MXN	62,000	(205)	–	(205)
JPMorgan Chase	1.3775%	6-MONTH HUF - BUBOR	Semi-Annual	06/17/2021	HUF	875,267	(9)	–	(9)
JPMorgan Chase	6-MONTH PLN - WIBOR	2.42%	Annually	12/12/2021	PLN	5,000	30	–	30
Citibank	6-MONTH PLN - WIBOR	2.431%	Annually	12/14/2021	PLN	15,500	95	–	95
Goldman Sachs	1.265%	6-MONTH HUF - BUBOR	Semi-Annual	01/10/2022	HUF	2,251,935	22	–	22
JPMorgan Chase	0.725%	6-MONTH CZK - PRIBOR	Semi-Annual	02/10/2022	CZK	36,500	76	–	76
JPMorgan Chase	1.30%	6-MONTH HUF - BUBOR	Semi-Annual	04/06/2022	HUF	400,000	9	–	9
JPMorgan Chase	1-DAY-CLP - Sinacofi Chile Interbank Rate Avg	3.43%	Semi-Annual	05/10/2022	CLP	933,434	(4)	–	(4)
JPMorgan Chase	0.955%	6-MONTH CZK - PRIBOR	Semi-Annual	05/17/2022	CZK	63,920	126	–	126
JPMorgan Chase	1-DAY-CLP - Sinacofi Chile Interbank Rate Avg	3.41%	Semi-Annual	07/11/2022	CLP	1,400,000	(9)	–	(9)
Goldman Sachs	1D COP - COLUMBIA IBR OVERNIGHT INTERBANK	5.4425%	Quarterly	09/07/2022	COP	3,265,247	(21)	–	(21)
Citibank	1.165%	6-MONTH CZK - PRIBOR	Semi-Annual	09/08/2022	CZK	42,855	65	–	65
Goldman Sachs	28-DAY MXN - TIIE	5.900%	Monthly	09/12/2022	MXN	99,662	(382)	–	(382)
Goldman Sachs	6-MONTH HUF - BUBOR	0.8385%	Annually	09/21/2022	HUF	2,000,000	(209)	–	(209)

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	17

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Emerging Markets Debt Fund (Continued)

Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase	1D COP - COLUMBIA IBR OVERNIGHT INTERBANK	5.38%	Quarterly	09/25/2022	COP	13,691,742	$7	$–	$7
Goldman Sachs	1-DAY BRL - CETIP	11.985%	Annually	01/02/2023	BRL	3,000	23	–	23
Goldman Sachs	1-YEAR BRL-CDI	10.89%	Quarterly	01/03/2023	BRL	6,139	(43)	–	(43)
JPMorgan Chase	6M THB BKIBOR	2.08%	Semi-Annual	06/04/2023	THB	155,000	(36)	–	(36)
Goldman Sachs	6M THB BKIBOR	2.0575%	Semi-Annual	06/07/2023	THB	155,000	(42)	–	(42)
Goldman Sachs	1D COP COOIS (IBRCOL)	5.595%	Quarterly	07/06/2023	COP	2,290,076	4	–	4
Goldman Sachs	28-DAY MXN - TIIE	6.355%	Monthly	05/21/2025	MXN	29,801	(141)	–	(141)
Goldman Sachs	28-DAY MXN - TIIE	6.205%	Monthly	12/08/2025	MXN	21,174	(117)	–	(117)
Goldman Sachs	28-DAY MXN - TIIE	6.165%	Monthly	03/05/2026	MXN	63,199	(366)	–	(366)
JPMorgan Chase	28-DAY MXN - TIIE	6.13%	Monthly	06/18/2026	MXN	47,000	(288)	–	(288)
Goldman Sachs	28-DAY MXN - TIIE	6.381%	Monthly	09/16/2026	MXN	35,000	(193)	–	(193)
JPMorgan Chase	1-DAY-CLP - Sinacofi Chile Interbank Rate Avg	4.06%	Semi-Annual	06/02/2027	CLP	1,283,987	(6)	–	(6)
Goldman Sachs	8.024%	3M ZAR JIBAR	Quarterly	05/18/2028	ZAR	82,000	163	–	163

							$(2,706)	$–	$(2,706)

Percentages are based on Net Assets of $2,156,383 ($ Thousands).

*	Non-income producing security.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2018, the value of these securities amounted to $292,218 ($ Thousands), representing 13.55% of the Net Assets of the Fund.

(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(C)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(E)	Level 3 security in accordance with fair value hierarchy.
(F)	Security is in default on interest payment.
(G)	Rate is negative due to the decrease in value of the foreign currency against the U.S. Dollar.
(H)	Securities considered illiquid. The total value of such securities as of August 31, 2018 was $336 ($Thousands) and represented 0.0% of the Net Assets of the Fund.

ARS — Argentine Peso

BADLAR — Buenos Aires Deposits of Large Amount Rate

BKIBOR — Bangkok Interbank Offered Rate

BRL — Brazilian Real

BROIS — Overnight Brazil CETIP Interbank Deposit

BUBOR — Budapest Interbank Offered Rate

CDI — Average One-Day Interbank Deposit Rate

CETIP — Central of Custody and Financial Settlement of Securities

CJSC — Closed Stock Joint Company

CLP — Chilean Peso

CNY — Chinese Yuan Onshore

COIS — Colombia Overnight Interbank Reference Rate

COP — Colombian Peso

CZK — Czech Koruna

EGP — Egyptian Pound

EUR — Euro

GBP — British Pound Sterling

GHS — Ghanaian Cedi

HUF — Hungarian Forint

JIBAR — Johannesburg Interbank Average Rate

IBR — Indicador Bancario del Referencia

ICE — Intercontinental Exchange

IDR — Indonesian Rupiah

INR — Indian Rupee

ILS — Israeli New Sheckels

KRW — Korean Won

KZT — Kazakhstan Tenge

LKR — Sri Lanka Rupee

LLC — Limited Liability Company

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

MXN — Mexican Peso

MYR — Malaysian Ringgit

NGN — Nigerian Naira

OMO — Open Market Operation

OTC — Over the Counter

PEN— Peruvian Nuevo Sol

PHP— Philippine Peso

PLN — Polish Zloty

PRIBOR — Prague Interbank Offered Rate

RON — Romanian Leu

RUB — Russian Ruble

SGD — Singapore Dollar

Ser — Series

THB — Thai Bhat

TIIE — Interbank Equilibrium Interest Rate

TRY — Turkish Lira

TWD — Taiwan Dollar

USD — United States Dollar

UYU — Uruguayan Peso

VAR — Variable Rate

WIBOR — Warsaw Interbank Offered Rate

ZAR — South African Rand

18	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Emerging Markets Debt Fund (Continued)

The following is a list of the level of inputs used as of August 31, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Global Bonds	$–	$2,014,014	$336	$2,014,350
U.S. Treasury Obligation	–	16,343	–	16,343

Total Investments in Securities	$–	$2,030,357	$336	$2,030,693

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$527	$—	$—	$527
Unrealized Depreciation	(224)	—	—	(224)
Forwards Contracts *
Unrealized Appreciation	—	49,721	—	49,721
Unrealized Depreciation	—	(57,891)	—	(57,891)
Centrally Cleared Swaps
Interest Rate Swaps *
Unrealized Appreciation	—	990	—	990
Unrealized Depreciation	—	(1,199)	—	(1,199)
OTC Swaps
Credit Default Swaps *
Unrealized Depreciation	—	(462)	—	(462)
Cross Currency Swaps *
Unrealized Appreciation	—	3,098	—	3,098
Unrealized Depreciation	—	(1,173)	—	(1,173)
Interest Rate Swaps *
Unrealized Appreciation	—	1,080	—	1,080
Unrealized Depreciation	—	(3,786)	—	(3,786)

Total Other Financial Instruments	$303	$(9,622)	$—	$(9,319)

(1) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

* Futures contracts, forward contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended August 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	19

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Real Return Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 99.6%
U.S. Treasury Inflation-Protected Securities
1.375%, 01/15/2020	$10,594	$10,675
1.250%, 07/15/2020	16,345	16,551
1.125%, 01/15/2021	18,713	18,870
0.625%, 07/15/2021	19,870	19,874
0.625%, 04/15/2023	15,430	15,342
0.375%, 07/15/2023	22,780	22,489
0.125%, 04/15/2020	27,370	27,019
0.125%, 04/15/2021	23,782	23,341
0.125%, 01/15/2022	21,942	21,486
0.125%, 04/15/2022	23,189	22,633
0.125%, 07/15/2022	22,636	22,195
0.125%, 01/15/2023	22,740	22,152

Total U.S. Treasury Obligations (Cost $245,102) ($ Thousands)		242,627

Total Investments in Securities — 99.6% (Cost $245,102) ($ Thousands)		$242,627

Percentages are based on Net Assets of $243,580 ($ Thousands).

As of August 31, 2018, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended August 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Limited Duration Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 40.6%

Consumer Discretionary — 1.8%
Alimentation Couche-Tard
2.833%, VAR ICE LIBOR USD 3 Month+0.500%, 12/13/2019 (A)	$3,020	$3,022
2.350%, 12/13/2019 (A)	1,000	990
BMW US Capital LLC
2.747%, VAR ICE LIBOR USD 3 Month+0.410%, 04/12/2021 (A)	6,470	6,485
CVS Health
2.250%, 12/05/2018	2,550	2,548
Daimler Finance North America LLC
1.500%, 07/05/2019 (A)	750	742
Discovery Communications LLC
2.750%, 11/15/2019 (A)	600	597
2.200%, 09/20/2019	2,595	2,574
Dollar Tree
3.036%, VAR ICE LIBOR USD 3 Month+0.700%, 04/17/2020	1,200	1,202
General Motors Financial
3.267%, VAR ICE LIBOR USD 3 Month+0.930%, 04/13/2020	4,120	4,149
3.150%, 01/15/2020	750	750
2.400%, 05/09/2019	500	499
McDonald’s MTN
2.100%, 12/07/2018	1,000	999
Newell Brands
2.600%, 03/29/2019	1,000	998
		25,555

Consumer Staples — 3.1%
Altria Group
9.700%, 11/10/2018	920	932
Anheuser-Busch InBev Finance
2.650%, 02/01/2021	7,120	7,039
Anheuser-Busch InBev Worldwide
6.875%, 11/15/2019	1,000	1,045
BAT Capital
2.297%, 08/14/2020 (A)	9,960	9,767
Bayer US Finance II LLC
3.500%, 06/25/2021 (A)	1,500	1,499
1.850%, 11/15/2018 (A)	856	854
Bayer US Finance LLC
2.375%, 10/08/2019 (A)	850	843
Campbell Soup
3.300%, 03/15/2021	625	622
Conagra Brands
2.839%, VAR ICE LIBOR USD 3 Month+0.500%, 10/09/2020	1,100	1,097
Constellation Brands
2.000%, 11/07/2019	1,000	987
Danone
1.691%, 10/30/2019 (A)	1,000	984

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Fresenius Medical Care US Finance II
5.625%, 07/31/2019 (A)	$1,000	$1,022
Kraft Heinz Foods
5.375%, 02/10/2020	1,100	1,135
Molson Coors Brewing
2.250%, 03/15/2020	750	740
Mondelez International Holdings Netherlands
1.625%, 10/28/2019 (A)	13,200	13,002
Shire Acquisitions Investments Ireland DAC
1.900%, 09/23/2019	1,000	988
Tyson Foods
2.650%, 08/15/2019	785	783
Walgreens Boots Alliance
2.700%, 11/18/2019	900	897
		44,236

Energy — 0.5%
BP Capital Markets
1.768%, 09/19/2019	2,233	2,211
Energy Transfer Partners
5.875%, 03/01/2022	250	265
Petroleos Mexicanos
5.500%, 01/21/2021	4,945	5,084
Williams
3.600%, 03/15/2022	250	250
		7,810

Financials — 25.1%
American Campus Communities Operating Partnership
3.350%, 10/01/2020	1,500	1,497
American Express Credit MTN
2.200%, 03/03/2020	8,700	8,594
1.875%, 11/05/2018	1,500	1,499
American Honda Finance MTN
3.135%, VAR ICE LIBOR USD 3 Month+0.825%, 02/22/2019	1,000	1,004
Athene Global Funding
2.750%, 04/20/2020 (A)	7,535	7,446
Bank of America
7.625%, 06/01/2019	750	776
6.875%, 11/15/2018	1,000	1,009
2.738%, VAR ICE LIBOR USD 3 Month+0.370%, 01/23/2022	1,455	1,433
Bank of America MTN
2.369%, VAR ICE LIBOR USD 3 Month+0.660%, 07/21/2021	2,515	2,471
2.328%, VAR ICE LIBOR USD 3 Month+0.630%, 10/01/2021	11,335	11,101
Bank of Montreal
1.750%, 06/15/2021 (A)	23,925	23,073

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Bank of Montreal MTN
2.797%, VAR ICE LIBOR USD 3 Month+0.460%, 04/13/2021	$5,130	$5,155
Bank of New York Mellon MTN
2.300%, 09/11/2019	1,500	1,494
Bank of Nova Scotia
2.125%, 09/11/2019	5,245	5,210
1.875%, 04/26/2021	3,325	3,224
Canadian Imperial Bank of Commerce
2.664%, VAR ICE LIBOR USD 3 Month+0.315%, 02/02/2021	5,355	5,358
2.100%, 10/05/2020	7,360	7,202
1.600%, 09/06/2019	7,400	7,321
Capital One Financial
3.450%, 04/30/2021	8,155	8,168
2.500%, 05/12/2020	4,630	4,582
Charles Schwab
3.250%, 05/21/2021	2,152	2,159
Citibank
3.400%, 07/23/2021	250	251
3.050%, 05/01/2020	1,610	1,610
Citigroup
8.500%, 05/22/2019	1,000	1,041
2.900%, 12/08/2021	9,200	9,064
2.650%, 10/26/2020	2,587	2,557
2.500%, 07/29/2019	1,000	998
2.050%, 12/07/2018	2,600	2,597
Citizens Bank
2.250%, 10/30/2020	6,550	6,400
Cooperatieve Rabobank UA
3.125%, 04/26/2021	3,600	3,589
Credit Suisse NY
3.000%, 10/29/2021	4,429	4,383
Discover Bank
2.600%, 11/13/2018	1,000	1,000
General Electric MTN
6.000%, 08/07/2019	4,536	4,671
Goldman Sachs Bank USA NY
3.200%, 06/05/2020	3,530	3,544
Goldman Sachs Group
5.250%, 07/27/2021	9,980	10,478
2.550%, 10/23/2019	3,500	3,487
HSBC Bank
4.125%, 08/12/2020 (A)	7,418	7,548
Jackson National Life Global Funding
2.807%, VAR ICE LIBOR USD 3 Month+0.480%, 06/11/2021 (A)	10,755	10,778
JPMorgan Chase
6.300%, 04/23/2019	3,500	3,581
4.400%, 07/22/2020	6,200	6,350
2.550%, 03/01/2021	6,150	6,056

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
JPMorgan Chase Bank
3.086%, VAR ICE LIBOR USD 3 Month+0.350%, 04/26/2021	$735	$735
2.604%, VAR ICE LIBOR USD 3 Month+0.280%, 02/01/2021	2,085	2,071
2.588%, VAR ICE LIBOR USD 3 Month+0.250%, 02/13/2020	1,695	1,696
KeyBank
1.600%, 08/22/2019	9,200	9,099
Lloyds Bank
3.300%, 05/07/2021	1,025	1,025
Macquarie Bank MTN
2.600%, 06/24/2019 (A)	650	649
MassMutual Global Funding II
1.550%, 10/11/2019 (A)	5,774	5,697
Morgan Stanley
5.750%, 01/25/2021	6,943	7,331
Morgan Stanley MTN
7.300%, 05/13/2019	1,500	1,546
5.625%, 09/23/2019	1,000	1,028
2.891%, VAR ICE LIBOR USD 3 Month+0.550%, 02/10/2021	2,000	2,005
2.625%, 11/17/2021	7,180	7,009
New York Life Global Funding
1.950%, 09/28/2020 (A)	9,950	9,739
1.550%, 11/02/2018 (A)	2,850	2,846
New York Life Global Funding MTN
2.000%, 04/13/2021 (A)	1,000	973
PNC Bank
2.500%, 01/22/2021	5,585	5,499
1.950%, 03/04/2019	2,000	1,995
1.800%, 11/05/2018	1,500	1,498
PNC Bank MTN
2.300%, 06/01/2020	3,465	3,421
Pricoa Global Funding I
1.450%, 09/13/2019 (A)	1,000	987
Principal Life Global Funding II
2.625%, 11/19/2020 (A)	5,170	5,112
Protective Life Global Funding
1.555%, 09/13/2019 (A)	7,330	7,235
Prudential Financial MTN
4.500%, 11/15/2020	6,447	6,634
Royal Bank of Canada
2.100%, 10/14/2020	10,100	9,904
1.875%, 02/05/2020	13,355	13,161
Santander UK
3.400%, 06/01/2021	585	585
2.350%, 09/10/2019	1,500	1,492
SunTrust Banks
2.900%, 03/03/2021	4,995	4,951
Toronto-Dominion Bank
2.250%, 09/25/2019 (A)	6,420	6,379

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
UBS
2.631%, VAR ICE LIBOR USD 3 Month+0.320%, 05/28/2019 (A)	$1,500	$1,502
UBS MTN
2.200%, 06/08/2020 (A)	8,015	7,871
US Bank
3.150%, 04/26/2021	6,500	6,509
3.050%, 07/24/2020	2,160	2,166
VEREIT Operating Partnership
3.000%, 02/06/2019	625	625
WEA Finance LLC
2.700%, 09/17/2019 (A)	1,145	1,141
Wells Fargo MTN
3.500%, 03/08/2022	4,461	4,479
2.600%, 07/22/2020	6,330	6,272
2.150%, 01/30/2020	2,000	1,979
Wells Fargo Bank
3.325%, VAR ICE LIBOR USD 3 Month+0.490%, 07/23/2021	615	616
2.400%, 01/15/2020	5,040	5,011
		360,232

Health Care — 3.6%
Abbott Laboratories
2.350%, 11/22/2019	173	172
AbbVie
2.900%, 11/06/2022	550	537
Allergan Sales LLC
5.000%, 12/15/2021 (A)	500	519
Amgen
2.200%, 05/11/2020	1,530	1,511
Becton Dickinson
2.675%, 12/15/2019	1,000	995
Boston Scientific
6.000%, 01/15/2020	750	779
Celgene
2.750%, 02/15/2023	1,400	1,347
Cigna
4.500%, 03/15/2021	850	872
CVS Health
3.047%, VAR ICE LIBOR USD 3 Month+0.720%, 03/09/2021	8,875	8,951
Dignity Health
2.637%, 11/01/2019	7,859	7,836
Gilead Sciences
2.550%, 09/01/2020	5,015	4,971
HCA
3.750%, 03/15/2019	300	301
Humana
2.500%, 12/15/2020	855	840
Mylan
2.500%, 06/07/2019	8,590	8,550

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Sutter Health
2.286%, 08/15/2053	$1,000	$979
Teva Pharmaceuticals
1.700%, 07/19/2019	8,315	8,174
UnitedHealth Group
2.875%, 12/15/2021	3,235	3,208
Universal Health Services
3.750%, 08/01/2019 (A)	750	750
Zimmer Biomet Holdings
2.700%, 04/01/2020	750	744
		52,036

Industrials — 2.2%
AerCap Ireland Capital DAC
3.750%, 05/15/2019	500	503
Air Lease
2.125%, 01/15/2020	825	814
America West Airlines, Pass-Through Trust, Ser 1999-1
7.930%, 01/02/2019	182	185
BAE Systems Holdings
6.375%, 06/01/2019 (A)	800	820
Caterpillar Financial Services MTN
2.900%, 03/15/2021	3,655	3,643
GE Capital International Funding Unlimited Co
2.342%, 11/15/2020	6,237	6,110
General Dynamics
2.875%, 05/11/2020	8,035	8,030
General Electric MTN
2.200%, 01/09/2020	1,000	990
IHS Markit
5.000%, 11/01/2022 (A)	500	516
International Lease Finance
7.125%, 09/01/2018 (A)	800	800
John Deere Capital MTN
1.950%, 12/13/2018	6,059	6,051
Lockheed Martin
1.850%, 11/23/2018	1,000	999
Siemens Financieringsmaatschappij
1.300%, 09/13/2019 (A)	1,000	987
United Technologies
2.965%, VAR ICE LIBOR USD 3 Month+0.650%, 08/16/2021	1,300	1,303
		31,751

Information Technology — 0.3%
Analog Devices
2.850%, 03/12/2020	625	623
Apple
3.130%, VAR ICE LIBOR USD 3 Month+0.820%, 02/22/2019	1,500	1,506

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Broadcom
2.375%, 01/15/2020	$750	$742
Dell International LLC
3.480%, 06/01/2019 (A)	750	752
QUALCOMM
2.250%, 05/20/2020	750	741
		4,364

Materials — 0.3%
Bemis
6.800%, 08/01/2019	1,000	1,034
Dow Chemical
8.550%, 05/15/2019	1,000	1,038
Georgia-Pacific LLC
2.539%, 11/15/2019 (A)	1,250	1,243
WestRock MWV LLC
7.375%, 09/01/2019	1,050	1,092
		4,407

Real Estate — 0.8%
Alexandria Real Estate Equities
2.750%, 01/15/2020	1,000	993
American Tower
3.400%, 02/15/2019	1,000	1,002
Boston Properties
5.875%, 10/15/2019	1,000	1,025
Digital Realty Trust
5.875%, 02/01/2020	550	566
Duke Realty
3.875%, 02/15/2021	700	709
HCP
3.750%, 02/01/2019	950	951
2.625%, 02/01/2020	500	497
Host Hotels & Resorts
6.000%, 10/01/2021	650	689
Realty Income
3.250%, 10/15/2022	1,000	991
Reckson Operating Partnership
7.750%, 03/15/2020	1,000	1,061
Ventas Realty
2.700%, 04/01/2020	1,000	992
Welltower
6.125%, 04/15/2020	500	521
4.125%, 04/01/2019	954	958
		10,955

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Sovereign — 0.3%
International Bank for Reconstruction & Development
2.150%, VAR United States Secured Overnight Financing Rate+0.220%, 08/21/2020	$ 4,660	$4,661

Telecommunication Services — 0.6%
AT&T
5.200%, 03/15/2020	4,190	4,319
5.000%, 03/01/2021	4,020	4,174
Sprint Spectrum LLC
3.360%, 09/20/2021 (A)	488	485
		8,978

Utilities — 2.0%
DTE Energy
2.400%, 12/01/2019	1,000	991
Duke Energy Florida LLC
2.100%, 12/15/2019	1,125	1,120
Entergy Texas
7.125%, 02/01/2019	750	763
Jersey Central Power & Light
7.350%, 02/01/2019	1,620	1,650
LG&E & KU Energy LLC
3.750%, 11/15/2020	1,000	1,008
NextEra Energy Capital Holdings
1.649%, 09/01/2018	4,560	4,560
Oncor Electric Delivery LLC
5.750%, 09/30/2020	500	524
PSEG Power LLC
2.450%, 11/15/2018	3,280	3,278
Public Service Enterprise Group
1.600%, 11/15/2019	7,290	7,179
Sempra Energy
2.589%, VAR ICE LIBOR USD 3 Month+0.250%, 07/15/2019	7,635	7,639
		28,712

Total Corporate Obligations (Cost $587,273) ($ Thousands)		583,697

U.S. TREASURY OBLIGATIONS — 31.8%
U.S. Treasury Bills (B)
2.171%, 01/24/2019	2,305	2,285
2.111%, 01/03/2019	1,774	1,762
1.895%, 09/13/2018	382	382
U.S. Treasury Inflation-Protected Securities
0.125%, 04/15/2020	9,577	9,454
0.125%, 01/15/2022	19,339	18,936
0.125%, 01/15/2023	10,371	10,103

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes
2.750%, 07/31/2023	$63,040	$63,072
2.625%, 07/31/2020	38,670	38,664
2.625%, 07/15/2021	17,510	17,477
2.625%, 06/30/2023	33,575	33,402
2.125%, 08/31/2020	58,820	58,246
2.125%, 01/31/2021	34,540	34,103
1.250%, 03/31/2021	29,360	28,327
1.125%, 12/31/2019	35,500	34,848
1.125%, 04/30/2020	78,925	77,044
1.125%, 07/31/2021	29,535	28,244

Total U.S. Treasury Obligations (Cost $458,811) ($ Thousands)		456,349

ASSET-BACKED SECURITIES — 12.3%

Automotive — 5.8%

AmeriCredit Automobile Receivables Trust, Ser 2014-3, Cl D
3.130%, 10/08/2020	3,555	3,563
BMW Vehicle Lease Trust, Ser 2017-1, Cl A3
1.980%, 05/20/2020	4,135	4,116
Chesapeake Funding II LLC, Ser 2016-2A, Cl A2
3.060%, VAR ICE LIBOR USD 1 Month+1.000%, 06/15/2028 (A)	1,394	1,399
Chesapeake Funding II LLC, Ser 2016-2A, Cl B
2.700%, 06/15/2028 (A)	500	497
Chesapeake Funding II LLC, Ser 2017-3A, Cl A2
2.403%, VAR ICE LIBOR USD 1 Month+0.340%, 08/15/2029 (A)	4,902	4,905
Chesapeake Funding II LLC, Ser 2017-4A, Cl A2
2.403%, VAR ICE LIBOR USD 1 Month+0.340%, 11/15/2029 (A)	1,685	1,685
Chesapeake Funding II LLC, Ser 2017-4A, Cl B
2.590%, 11/15/2029 (A)	2,395	2,342
Chrysler Capital Auto Receivables Trust, Ser 2016-BA, Cl A4
1.870%, 02/15/2022 (A)	4,255	4,192
CPS Auto Receivables Trust, Ser 2016-C, Cl B
2.480%, 09/15/2020 (A)	949	948
Drive Auto Receivables Trust, Ser 2015-DA, Cl D
4.590%, 01/17/2023 (A)	2,125	2,157
Drive Auto Receivables Trust, Ser 2018-2, Cl B
3.220%, 04/15/2022	5,565	5,565

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Drive Auto Receivables Trust, Ser 2018-3, Cl B
3.370%, 09/15/2022	$8,070	$8,077
DT Auto Owner Trust, Ser 2017-2A, Cl A
1.720%, 05/15/2020 (A)	6	6
Enterprise Fleet Financing LLC, Ser 2016-2, Cl A2
1.740%, 02/22/2022 (A)	623	621
Enterprise Fleet Financing LLC, Ser 2018-2, Cl A2
3.140%, 02/20/2024 (A)	3,880	3,882
GM Financial Automobile Leasing Trust, Ser 2016-2, Cl A4
1.760%, 03/20/2020	4,706	4,689
Hertz Fleet Lease Funding, Ser 2015-1, Cl B
3.136%, VAR ICE LIBOR USD 1 Month+1.050%, 07/10/2029 (A)	3,350	3,351
Hertz Fleet Lease Funding, Ser 2017-1, Cl A2
2.130%, 04/10/2031 (A)	2,984	2,968
Mercedes-Benz Auto Lease Trust, Ser 2016- B, Cl A4
1.520%, 06/15/2022	2,310	2,299
Nissan Master Owner Trust Receivables, Ser 2016-A, Cl A2
1.540%, 06/15/2021	3,000	2,972
Santander Drive Auto Receivables Trust, Ser 2015-2, Cl C
2.440%, 04/15/2021	2,574	2,572
Santander Retail Auto Lease Trust, Ser 2017- A, Cl B
2.680%, 01/20/2022 (A)	3,725	3,684
Tesla Auto Lease Trust, Ser 2018-A, Cl A
2.320%, 12/20/2019 (A)	2,910	2,901
Tidewater Auto Receivables Trust, Ser 2018- AA, Cl A2
3.120%, 07/15/2022 (A)	4,480	4,478
Westlake Automobile Receivables Trust, Ser 2016-3A, Cl B
2.070%, 12/15/2021 (A)	3,423	3,418
Westlake Automobile Receivables Trust, Ser 2018-1A, Cl A2B
2.313%, VAR ICE LIBOR USD 1 Month+0.250%, 12/15/2020 (A)	3,336	3,336
Westlake Automobile Receivables Trust, Ser 2018-2A, Cl A2A
2.840%, 09/15/2021 (A)	2,785	2,784
		83,407

Credit Cards — 2.4%

American Express Credit Account Master Trust, Ser 2017-6, Cl A
2.040%, 05/15/2023	3,020	2,965

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Capital One Multi-Asset Execution Trust, Ser 2016-A3, Cl A3
1.340%, 04/15/2022	$7,425	$7,349
Capital One Multi-Asset Execution Trust, Ser 2016-A4, Cl A4
1.330%, 06/15/2022	8,610	8,501
Citibank Credit Card Issuance Trust, Ser 2014-A1, Cl A1
2.880%, 01/23/2023	1,380	1,377
GE Capital Credit Card Master Note Trust, Ser 2012-7, Cl A
1.760%, 09/15/2022	2,000	1,977
Golden Credit Card Trust, Ser 2016-5A, Cl A
1.600%, 09/15/2021 (A)	2,075	2,048
Synchrony Credit Card Master Note Trust, Ser 2015-4, Cl A
2.380%, 09/15/2023	4,620	4,558
Synchrony Credit Card Master Note Trust, Ser 2016-1, Cl A
2.040%, 03/15/2022	4,000	3,988
Synchrony Credit Card Master Note Trust, Ser 2016-2, Cl A
2.210%, 05/15/2024	1,610	1,570
		34,333

Mortgage Related Securities — 0.3%

Accredited Mortgage Loan Trust, Ser 2005-3, Cl M1
2.764%, VAR ICE LIBOR USD 1 Month+0.450%, 09/25/2035	136	136
ACE Securities Home Equity Loan Trust, Ser 2006-NC1, Cl A1
2.284%, VAR ICE LIBOR USD 1 Month+0.440%, 12/25/2035	512	512
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2004-4, Cl A1
2.784%, VAR ICE LIBOR USD 1 Month+0.720%, 10/25/2034	321	321
Aegis Asset-Backed Securities Trust, Ser 2005-5, Cl 2A
2.314%, VAR ICE LIBOR USD 1 Month+0.250%, 12/25/2035	944	941
First NLC Trust, Ser 2005-2, Cl M1
2.544%, VAR ICE LIBOR USD 1 Month+0.480%, 09/25/2035	573	575
New Century Home Equity Loan Trust, Ser 2005-2, Cl M2
2.739%, VAR ICE LIBOR USD 1 Month+0.675%, 06/25/2035	1,143	1,144

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Option One Mortgage Loan Trust, Ser 2005-3, Cl M1
2.770%, VAR ICE LIBOR USD 1 Month+0.705%, 08/25/2035	$155	$156
Option One Mortgage Loan Trust, Ser 2005-4, Cl M1
2.504%, VAR ICE LIBOR USD 1 Month+0.440%, 11/25/2035	1,161	1,161
		4,946

Other Asset-Backed Securities — 3.8%

Asset-Backed Pass-Through Certificates, Ser 2004-R2, Cl A4
2.845%, VAR ICE LIBOR USD 1 Month+0.780%, 04/25/2034	775	779
Babson CLO, Ser 2017-IA, Cl AR
3.148%, VAR ICE LIBOR USD 3 Month+0.800%, 01/20/2028 (A)	1,000	995
Bear Stearns Asset-Backed Securities Trust, Ser 2004-SD3, Cl A3
3.204%, VAR ICE LIBOR USD 1 Month+1.140%, 09/25/2034	32	32
Citigroup Mortgage Loan Trust, Ser 2007-WFH1, Cl A4
2.265%, VAR ICE LIBOR USD 1 Month+0.200%, 01/25/2037	904	902
Citigroup Mortgage Loan Trust, Ser 2007-WFH3, Cl A3
2.315%, VAR ICE LIBOR USD 1 Month+0.250%, 06/25/2037	2,144	2,133
CNH Equipment Trust, Ser 2017-C, Cl A2
1.840%, 03/15/2021	–	–
Countrywide Asset-Backed Certificates, Ser 2004-12, Cl MV4
3.490%, VAR ICE LIBOR USD 1 Month+1.425%, 03/25/2035	554	556
Countrywide Asset-Backed Certificates, Ser 2005-6, Cl M3
2.625%, VAR ICE LIBOR USD 1 Month+0.560%, 12/25/2035	546	547
Credit-Based Asset Servicing & Securitization LLC, Ser 2005-CB3, Cl M3
3.040%, VAR ICE LIBOR USD 1 Month+0.975%, 05/25/2035	1,000	1,002
Credit-Based Asset Servicing and Securitization, Ser 2005-CB3, Cl M2
2.994%, VAR ICE LIBOR USD 1 Month+0.930%, 05/25/2035	1,423	1,428
CWABS Asset-Backed Certificates Trust, Ser 2004-13, Cl MV4
2.915%, VAR ICE LIBOR USD 1 Month+0.850%, 04/25/2035	372	373

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Dell Equipment Finance Trust, Ser 2018-1, Cl A2A
2.970%, 10/22/2020 (A)	$2,410	$2,412
EFS Volunteer No. 3 LLC, Ser 2012-1, Cl A3
3.065%, VAR ICE LIBOR USD 1 Month+1.000%, 04/25/2033 (A)	800	804
Encore Credit Receivables Trust, Ser 2005-2, Cl M2
2.755%, VAR ICE LIBOR USD 1 Month+0.690%, 11/25/2035	874	876
Encore Credit Receivables Trust, Ser 2005-3, Cl M2
2.799%, VAR ICE LIBOR USD 1 Month+0.735%, 10/25/2035	342	343
FBR Securitization Trust, Ser 2005-2, Cl M1
2.784%, VAR ICE LIBOR USD 1 Month+0.720%, 09/25/2035	75	75
Goal Capital Funding Trust, Ser 2005-2, Cl A3
2.481%, VAR ICE LIBOR USD 3 Month+0.170%, 05/28/2030	760	760
GSAMP Trust, Ser 2002-WF, Cl A2B
3.177%, VAR ICE LIBOR USD 1 Month+1.100%, 10/20/2032	2,108	2,076
GSAMP Trust, Ser 2006-HE1, Cl A2D
2.374%, VAR ICE LIBOR USD 1 Month+0.310%, 01/25/2036	767	767
HSI Asset Securitization Trust, Ser 2006-OPT1, Cl M1
2.425%, VAR ICE LIBOR USD 1 Month+0.360%, 12/25/2035	2,070	2,057
John Deere Owner Trust, Ser 2018-A, Cl A1
1.950%, 03/15/2019	1,507	1,506
JPMorgan Mortgage Acquisition Trust, Ser 2007-CH3, Cl A4
2.275%, VAR ICE LIBOR USD 1 Month+0.210%, 03/25/2037	1,072	1,069
Magnetite XVI, Ser 2018-16A, Cl AR
3.133%, VAR ICE LIBOR USD 3 Month+0.800%, 01/18/2028 (A)	750	750
Navient Student Loan Trust, Ser 2015-2, Cl A3
2.635%, VAR ICE LIBOR USD 1 Month+0.570%, 11/26/2040	1,050	1,050
Navient Student Loan Trust, Ser 2016-3A, Cl A2
2.914%, VAR ICE LIBOR USD 1 Month+0.850%, 06/25/2065 (A)	830	834
Navient Student Loan Trust, Ser 2017-1A, Cl A2
2.815%, VAR ICE LIBOR USD 1 Month+0.750%, 07/26/2066 (A)	1,600	1,608

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Navient Student Loan Trust, Ser 2017-3A, Cl A2
2.665%, VAR ICE LIBOR USD 1 Month+0.600%, 07/26/2066 (A)	$2,000	$2,011
Nelnet Student Loan Trust, Ser 2012-2A, Cl A
2.865%, VAR ICE LIBOR USD 1 Month+0.800%, 12/26/2033 (A)	1,599	1,606
Nelnet Student Loan Trust, Ser 2012-5A, Cl A
2.664%, VAR ICE LIBOR USD 1 Month+0.600%, 10/27/2036 (A)	523	521
NextGear Floorplan Master Owner Trust, Ser 2017-2A, Cl A2
2.560%, 10/17/2022 (A)	1,015	1,000
NextGear Floorplan Master Owner Trust, Ser 2018-1A, Cl A1
2.713%, VAR LIBOR USD 1 Month+0.640%, 02/15/2023 (A)	1,600	1,602
Octagon Investment Partners 25, Ser 2018-1A, Cl AR
3.148%, VAR ICE LIBOR USD 3 Month+0.800%, 10/20/2026 (A)	430	427
RAMP Trust, Ser 2004-RS12, Cl MII3
3.564%, VAR ICE LIBOR USD 1 Month+1.500%, 12/25/2034	387	388
RAMP Trust, Ser 2006-RZ1, Cl M1
2.464%, VAR ICE LIBOR USD 1 Month+0.400%, 03/25/2036	645	645
Securitized Asset-Backed Receivables Trust, Ser 2006-OP1, Cl M1
2.434%, VAR ICE LIBOR USD 1 Month+0.370%, 10/25/2035	276	275
SLC Student Loan Trust, Ser 2007-1, Cl A4
2.374%, VAR ICE LIBOR USD 3 Month+0.060%, 05/15/2029	1,619	1,601
SLM Student Loan Trust, Ser 2003-11, Cl A6
2.891%, VAR ICE LIBOR USD 3 Month+0.550%, 12/15/2025 (A)	1,125	1,131
SLM Student Loan Trust, Ser 2004-1, Cl A4
2.595%, VAR ICE LIBOR USD 3 Month+0.260%, 10/27/2025	1,300	1,300
SLM Student Loan Trust, Ser 2006-8, Cl A5
2.445%, VAR ICE LIBOR USD 3 Month+0.110%, 01/27/2025	1,117	1,116
SLM Student Loan Trust, Ser 2006-9, Cl A5
2.435%, VAR ICE LIBOR USD 3 Month+0.100%, 01/26/2026	1,552	1,549
SLM Student Loan Trust, Ser 2007-6, Cl A4
2.740%, VAR ICE LIBOR USD 3 Month+0.380%, 10/25/2024	1,237	1,240
SLM Student Loan Trust, Ser 2011-1, Cl A1
2.585%, VAR ICE LIBOR USD 1 Month+0.520%, 03/25/2026	791	793

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2011-2, Cl A1
2.664%, VAR ICE LIBOR USD 1 Month+0.600%, 11/25/2027	$1,173	$1,178
SLM Student Loan Trust, Ser 2012-2, Cl A
2.765%, VAR ICE LIBOR USD 1 Month+0.700%, 01/25/2029	1,294	1,288
SLM Student Loan Trust, Ser 2013-4, Cl A
2.614%, VAR ICE LIBOR USD 1 Month+0.550%, 06/25/2043	444	446
SLM Student Loan Trust, Ser 2014-2, Cl A3
2.655%, VAR ICE LIBOR USD 1 Month+0.590%, 03/25/2055	1,664	1,676
SLM Student Loan Trust, Ser 2017-10A, Cl A3
2.595%, VAR LIBOR USD 3 Month+0.470%, 12/15/2027 (A)	1,541	1,544
Structured Asset Investment Loan Trust, Ser 2004-10, Cl A7
3.124%, VAR ICE LIBOR USD 1 Month+1.060%, 11/25/2034	759	764
Structured Asset Investment Loan Trust, Ser 2005-3, Cl M2
2.724%, VAR ICE LIBOR USD 1 Month+0.660%, 04/25/2035	693	694
Structured Asset Investment Loan Trust, Ser 2005-HE2, Cl M1
2.785%, VAR ICE LIBOR USD 1 Month+0.720%, 07/25/2035	647	649
Structured Asset Securities Mortgage Loan Trust, Ser 2006-WF3, Cl A5
2.205%, VAR ICE LIBOR USD 1 Month+0.140%, 09/25/2036	1,357	1,352
Structured Asset Securities, Ser 2005-WF1, Cl A3
2.724%, VAR ICE LIBOR USD 1 Month+0.660%, 02/25/2035	615	616
Voya CLO, Ser 2017-3A, Cl A1R
3.055%, VAR ICE LIBOR USD 3 Month+0.720%, 07/25/2026 (A)	1,065	1,064

		54,210

Total Asset-Backed Securities (Cost $176,979) ($ Thousands)		176,896

MORTGAGE-BACKED SECURITIES — 12.1%

Agency Mortgage-Backed Obligations — 6.8%
FHLMC
5.000%, 06/01/2019	11	11
3.000%, 08/23/2021	6,430	6,433
FHLMC ARM
2.259%, VAR ICE LIBOR USD 12 Month+1.665%, 03/01/2037	103	107

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2004-2761, Cl FT
2.413%, VAR LIBOR USD 1 Month+0.350%, 12/15/2033	$714	$716
FHLMC CMO, Ser 2005-2922, Cl FE
2.313%, VAR LIBOR USD 1 Month+0.250%, 02/15/2035	1,319	1,318
FHLMC CMO, Ser 2005-2990, Cl LK
2.433%, VAR LIBOR USD 1 Month+0.370%, 10/15/2034	2,002	1,999
FHLMC CMO, Ser 2005-3066, Cl PF
2.363%, VAR LIBOR USD 1 Month+0.300%, 04/15/2035	1,606	1,609
FHLMC CMO, Ser 2006-3102, Cl FB
2.363%, VAR LIBOR USD 1 Month+0.300%, 01/15/2036	1,212	1,213
FHLMC CMO, Ser 2006-3136, Cl KF
2.363%, VAR LIBOR USD 1 Month+0.300%, 04/15/2036	1,149	1,152
FHLMC CMO, Ser 2008-3419, Cl FA
2.633%, VAR LIBOR USD 1 Month+0.570%, 08/15/2037	767	769
FHLMC CMO, Ser 2009-3616, Cl FG
2.713%, VAR LIBOR USD 1 Month+0.650%, 03/15/2032	816	824
FHLMC CMO, Ser 2010-3747, Cl PA
4.000%, 04/15/2038	156	158
FHLMC CMO, Ser 2010-3762, Cl FP
2.513%, VAR LIBOR USD 1 Month+0.450%, 03/15/2040	266	266
FHLMC CMO, Ser 2011-3820, Cl GJ
3.500%, 12/15/2039	456	459
FHLMC CMO, Ser 2011-3867, Cl FN
2.413%, VAR LIBOR USD 1 Month+0.350%, 04/15/2040	398	399
FHLMC CMO, Ser 2011-3895, Cl FM
2.413%, VAR LIBOR USD 1 Month+0.350%, 12/15/2040	1,494	1,501
FHLMC CMO, Ser 2011-3940, Cl PF
2.413%, VAR LIBOR USD 1 Month+0.350%, 05/15/2040	2,104	2,106
FHLMC CMO, Ser 2011-3946, Cl FG
2.413%, VAR LIBOR USD 1 Month+0.350%, 10/15/2039	293	294
FHLMC CMO, Ser 2011-3960, Cl JF
2.513%, VAR LIBOR USD 1 Month+0.450%, 04/15/2041	868	872
FHLMC CMO, Ser 2011-3964, Cl QA
3.000%, 11/15/2026	175	175
FHLMC CMO, Ser 2012-4048, Cl GF
2.413%, VAR LIBOR USD 1 Month+0.350%, 10/15/2040	635	625

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2012-4094, Cl BF
2.463%, VAR LIBOR USD 1 Month+0.400%, 08/15/2032	$1,266	$1,273
FHLMC CMO, Ser 2012-4095, Cl FB
2.463%, VAR LIBOR USD 1 Month+0.400%, 04/15/2039	542	544
FHLMC CMO, Ser 2012-4102, Cl LF
2.313%, VAR LIBOR USD 1 Month+0.250%, 01/15/2040	455	453
FHLMC Multifamily Structured Pass-Through Certificates, Ser K003, Cl A5
5.085%, 03/25/2019	2,100	2,114
FHLMC Multifamily Structured Pass-Through Certificates, Ser K003, Cl A4
5.053%, 01/25/2019	1,307	1,309
FHLMC Multifamily Structured Pass-Through Certificates, Ser K005, Cl A2
4.317%, 11/25/2019	2,250	2,277
FHLMC Multifamily Structured Pass-Through Certificates, Ser K729, Cl A1
2.951%, 02/25/2024	2,076	2,073
FHLMC Multifamily Structured Pass-Through Certificates, Ser K730, Cl A1
3.452%, 09/24/2024	991	1,005
FHLMC Multifamily Structured Pass-Through Certificates, Ser KC01, Cl A1
1.981%, 10/25/2022	996	975
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF08, Cl A
2.381%, VAR LIBOR USD 1 Month+0.300%, 01/25/2022	1,034	1,035
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF09, Cl A
2.461%, VAR LIBOR USD 1 Month+0.380%, 05/25/2022	948	948
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF10, Cl A
2.461%, VAR LIBOR USD 1 Month+0.380%, 07/25/2022	886	888
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF34, Cl A
2.441%, VAR LIBOR USD 1 Month+0.360%, 08/25/2024	757	758
FHLMC Multifamily Structured Pass-Through Certificates, Ser KGRP, Cl A
2.470%, VAR LIBOR USD 1 Month+0.380%, 04/25/2020	1,476	1,478
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ02, Cl A2
2.597%, 09/25/2020	1,344	1,337

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ03, Cl A1
1.669%, 01/25/2021	$1,629	$1,587
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ10, Cl A1
2.124%, 12/25/2022	2,211	2,184
FHLMC Multifamily Structured Pass-Through Certificates, Ser KP04, Cl AG1
2.301%, VAR LIBOR USD 1 Month+0.220%, 07/25/2020	2,045	2,046
FHLMC Multifamily Structured Pass-Through Certificates, Ser Q004, Cl AFL
2.488%, VAR 12 Month Treas Avg+0.740%, 10/25/2021	1,780	1,782
FNMA
6.000%, 02/01/2023	1,319	1,369
5.000%, 05/01/2019	27	27
4.500%, 05/01/2024	717	743
4.380%, 04/01/2021	582	597
4.360%, 01/01/2020	2,448	2,491
4.330%, 04/01/2021	736	758
3.850%, 01/01/2021	1,950	1,987
3.270%, 10/01/2020	998	1,000
FNMA ARM
2.240%, VAR ICE LIBOR USD 1 Month+0.240%, 10/01/2019	2,980	2,978
FNMA CMO, Ser 2004-100, Cl FA
2.265%, VAR LIBOR USD 1 Month+0.200%, 01/25/2035	2,449	2,445
FNMA CMO, Ser 2004-94, Cl HF
2.365%, VAR LIBOR USD 1 Month+0.300%, 10/25/2034	566	567
FNMA CMO, Ser 2005-45, Cl PF
2.315%, VAR LIBOR USD 1 Month+0.250%, 10/25/2034	1,799	1,800
FNMA CMO, Ser 2005-83, Cl FP
2.395%, VAR LIBOR USD 1 Month+0.330%, 10/25/2035	1,450	1,455
FNMA CMO, Ser 2006-31, Cl FP
2.365%, VAR LIBOR USD 1 Month+0.300%, 05/25/2036	276	276
FNMA CMO, Ser 2006-56, Cl FE
2.495%, VAR LIBOR USD 1 Month+0.430%, 07/25/2036	1,217	1,222
FNMA CMO, Ser 2007-98, Cl FD
2.515%, VAR LIBOR USD 1 Month+0.450%, 06/25/2037	606	609
FNMA CMO, Ser 2008-18, Cl HD
4.000%, 12/25/2018	–	–
FNMA CMO, Ser 2008-24, Cl PF
2.715%, VAR LIBOR USD 1 Month+0.650%, 02/25/2038	441	443

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	9

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2010-35, Cl EF
2.615%, VAR LIBOR USD 1 Month+0.550%, 04/25/2040	$1,966	$1,976
FNMA CMO, Ser 2010-43, Cl VF
2.615%, VAR LIBOR USD 1 Month+0.550%, 05/25/2040	967	976
FNMA CMO, Ser 2011-124, Cl DF
2.515%, VAR LIBOR USD 1 Month+0.450%, 08/25/2040	1,630	1,636
FNMA CMO, Ser 2011-23, Cl AB
2.750%, 06/25/2020	5	5
FNMA CMO, Ser 2011-24, Cl PC
4.000%, 10/25/2039	1,324	1,340
FNMA CMO, Ser 2012-111, Cl NF
2.415%, VAR LIBOR USD 1 Month+0.350%, 05/25/2042	1,620	1,620
FNMA CMO, Ser 2012-137, Cl CF
2.365%, VAR LIBOR USD 1 Month+0.300%, 08/25/2041	1,147	1,147
FNMA CMO, Ser 2012-54, Cl CF
2.765%, VAR LIBOR USD 1 Month+0.700%, 05/25/2042	730	750
FNMA CMO, Ser 2012-93, Cl GF
2.315%, VAR LIBOR USD 1 Month+0.250%, 07/25/2040	345	346
FNMA CMO, Ser 2016-48, Cl UF
2.465%, VAR LIBOR USD 1 Month+0.400%, 08/25/2046	526	530
FNMA TBA
3.000%, 09/25/2026	730	726
FNMA, Ser 2010-M7, Cl A2
3.655%, 11/25/2020	592	597
FNMA, Ser 2014-M2, Cl ASV2
2.777%, 06/25/2021 (C)	1,252	1,244
FNMA, Ser 2017-M11, Cl FA
2.552%, VAR LIBOR USD 1 Month+0.470%, 09/25/2024	1,572	1,575
FNMA, Ser M2, Cl AV1
1.470%, 01/25/2023	986	956
FNMA, Ser M7, Cl FA
2.665%, VAR LIBOR USD 1 Month+0.600%, 11/25/2020	696	697
FREMF Mortgage Trust, Ser 2011-K11, Cl B
4.565%, 12/25/2048 (A)(C)	1,178	1,207
FRESB Mortgage Trust, Ser 2017-SB42, Cl AG2
2.281%, VAR LIBOR USD 1 Month+0.200%, 10/25/2019	2,045	2,045
GNMA ARM
3.125%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.500%, 10/20/2042	424	436

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
3.000%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.500%, 02/20/2041	$296	$305
2.000%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.500%, 01/20/2042	803	824
GNMA CMO, Ser 2007-1, Cl F
2.377%, VAR LIBOR USD 1 Month+0.300%, 01/20/2037	884	885
GNMA CMO, Ser 2010-162, Cl PQ
4.500%, 06/16/2039	45	45
GNMA CMO, Ser 2010-98, Cl QF
2.477%, VAR LIBOR USD 1 Month+0.400%, 01/20/2040	2,168	2,177
GNMA CMO, Ser 2011-151, Cl BF
2.427%, VAR LIBOR USD 1 Month+0.350%, 04/20/2041	892	899
GNMA CMO, Ser 2012-31, Cl QJ
3.000%, 12/20/2039	47	47
GNMA CMO, Ser 2012-77, Cl FM
2.730%, VAR LIBOR USD 1 Month+0.670%, 11/16/2039	1,502	1,520
GNMA, Ser 2011-142, Cl A
2.337%, 10/16/2040	489	485
GNMA, Ser 2013-12, Cl AB
1.826%, 11/16/2052	1,236	1,172

		98,007

Non-Agency Mortgage-Backed Obligations — 5.3%
Agate Bay Mortgage Trust, Ser 2015-2, Cl A7
3.500%, 03/25/2045 (A)(C)	1,105	1,099
Agate Bay Mortgage Trust, Ser 2015-5, Cl A5
3.500%, 07/25/2045 (A)(C)	2,195	2,181
Americold LLC Trust, Ser 2010-ARTA, Cl A1
3.847%, 01/14/2029 (A)	663	668
Aventura Mall Trust, Ser 2013-AVM, Cl A
3.867%, 12/05/2032 (A)(C)	5,480	5,569
BAMLL Commercial Mortgage Securities Trust, Ser 2013-DSNY, Cl A
3.122%, VAR LIBOR USD 1 Month+1.050%, 09/15/2026 (A)	1,990	1,990
BBCMS Trust, Ser 2013-TYSN, Cl A2
3.756%, 09/05/2032 (A)	600	607
CGDBB Commercial Mortgage Trust, Ser 2017-BIOC, Cl A
2.853%, VAR LIBOR USD 1 Month+0.790%, 07/15/2032 (A)	2,750	2,750
Citigroup Commercial Mortgage Trust, Ser 2013-GC15, Cl A2
3.161%, 09/10/2046	1,041	1,040

10	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust, Ser 2016-C1, Cl A1
1.506%, 05/10/2049	$2,269	$2,230
COMM Mortgage Trust, Ser 2014-PAT, Cl A
2.897%, VAR LIBOR USD 1 Month+0.800%, 08/13/2027 (A)	320	320
COMM Mortgage Trust, Ser 2014-UBS4, Cl A2
2.963%, 08/10/2019	4,805	4,809
COMM Mortgage Trust, Ser 2014-UBS5, Cl A2
3.031%, 09/10/2047	2,235	2,237
COMM Mortgage Trust, Ser 2015-LC23, Cl A1
1.811%, 10/10/2048	151	150
Commercial Mortgage Trust, Ser 2012-LC4, Cl A3
3.069%, 12/10/2044	1,250	1,249
CSMLT Trust, Ser 2015-1, Cl A3
3.500%, 05/25/2045 (A)(C)	1,552	1,543
FDIC Guaranteed Notes Trust, Ser 2010-S4, Cl A
2.806%, VAR LIBOR USD 1 Month+0.720%, 12/04/2020 (A)	3,994	3,931
GS Mortgage Securities II, Ser 2015-GC30, Cl A2
2.726%, 05/10/2050	1,185	1,179
GS Mortgage Securities Trust, Ser 2010-C1, Cl A1
3.679%, 08/10/2043 (A)	78	78
GS Mortgage Securities Trust, Ser 2010-C2, Cl A1
3.849%, 12/10/2043 (A)	17	17
GS Mortgage Securities Trust, Ser 2012-SHOP, Cl A
2.933%, 06/05/2031 (A)	505	505
GS Mortgage Securities Trust, Ser 2015-GC28, Cl A2
2.898%, 02/10/2048	1,755	1,754
Holmes Master Issuer, Ser 2018-1A, Cl A2
2.699%, VAR ICE LIBOR USD 3 Month+0.360%, 10/15/2054 (A)	2,465	2,462
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl A2
2.977%, 11/15/2045	477	476
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C19, Cl A2
3.046%, 04/15/2047	640	640
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl A1
1.451%, 06/15/2019	132	131
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C24, Cl A2
2.940%, 11/15/2047	1,231	1,231

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C27, Cl A2
2.733%, 02/15/2048	$2,880	$2,870
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-C13, Cl A2
2.665%, 01/15/2046	235	234
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-C20, Cl A3A2
3.472%, 07/15/2047 (A)	2,125	2,135
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2015-A5, Cl A5
3.500%, 01/25/2047 (A)(C)	5,416	5,389
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-C6, Cl ASB
3.144%, 05/15/2045	1,732	1,733
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-PHH, Cl A
2.973%, VAR LIBOR USD 1 Month+0.910%, 06/15/2035 (A)	1,860	1,863
JPMorgan Mortgage Trust, Ser 2015-3, Cl A5
3.500%, 05/25/2045 (A)(C)	2,251	2,241
JPMorgan Mortgage Trust, Ser 2017-2, Cl A5
3.500%, 05/25/2047 (A)(C)	1,343	1,329
JPMorgan Mortgage Trust, Ser 2017-4, Cl A6
3.000%, 11/25/2048 (A)(C)	2,695	2,655
Merrill Lynch Mortgage Investors Trust, Ser 2004-A, Cl A1
2.525%, VAR ICE LIBOR USD 1 Month+0.460%, 04/25/2029	707	698
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C8, Cl ASB
2.699%, 12/15/2048	1,836	1,823
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C16, Cl A2
2.849%, 06/15/2047	1,210	1,209
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C27, Cl A1
1.980%, 12/15/2047	197	195
Morgan Stanley Capital I Trust, Ser 2014-MP, Cl A
3.469%, 08/11/2033 (A)	750	758
OBP Depositor Trust, Ser 2010-OBP, Cl A
4.646%, 07/15/2045 (A)	390	399
Silverstone Master Issuer, Ser 2018-1A, Cl 1A
2.725%, VAR ICE LIBOR USD 3 Month+0.390%, 01/21/2070 (A)	3,360	3,356
Tharaldson Hotel Portfolio Trust, Ser 2018-THPT, Cl A
2.829%, VAR LIBOR USD 1 Month+0.750%, 11/11/2034 (A)	1,082	1,082

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	11

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust, Ser 2010-C1, Cl A1
3.349%, 11/15/2043 (A)	$737	$740
Wells Fargo Commercial Mortgage Trust, Ser 2013-120B, Cl A
2.800%, 03/18/2028 (A)(C)	420	416
WFRBS Commercial Mortgage Trust, Ser 2011-C3, Cl A3
3.998%, 03/15/2044 (A)	1,185	1,192
WFRBS Commercial Mortgage Trust, Ser 2014-C25, Cl A1
1.518%, 11/15/2047	558	554
WinWater Mortgage Loan Trust, Ser 2014-3, Cl A7
3.000%, 11/20/2044 (A)(C)	2,198	2,195

		75,912
Total Mortgage-Backed Securities (Cost $175,277) ($ Thousands)		173,919

MUNICIPAL BONDS — 2.6%

California — 0.9%
California State, Department of Water Resources, Power Supply Revenue, Ser P, RB
1.713%, 05/01/2021	7,597	7,423
Los Angeles, Municipal Improvement, Ser A, RB
2.344%, 11/01/2018	995	995
San Francisco City & County, San Francisco International Airport, Ser H, RB
3.396%, 05/01/2019	3,805	3,826

		12,244

Colorado — 0.1%
Denver City & County, Ser B, RB
1.825%, 08/01/2019	2,000	1,986

Florida — 0.1%
Greater Orlando, Aviation Authority, Ser D, RB
3.733%, 10/01/2020	1,820	1,847

Hawaii — 0.1%
Hawaii State, Airports System Revenue, Ser A, RB
1.951%, 07/01/2019	2,085	2,073

Illinois — 0.1%
Waukegan City, Ser B, GO
2.566%, 12/30/2019	1,045	1,036

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Maryland — 0.1%
Maryland State, Community Development Administration Housing Revenue, Ser A, RB
1.517%, 03/01/2019	$1,000	$994

Michigan — 0.4%
Genesee County, GO Callable 09/14/2018 @ 100
2.681%, 10/01/2019 (D)	2,074	2,074
Hartland, Consolidated Schools, Ser B, GO, Q-SBLF
1.830%, 05/01/2019	4,250	4,219

		6,293

New Jersey — 0.1%
New Jersey State, Transportation Trust Fund Authority, Ser B, RB
1.758%, 12/15/2018	1,205	1,202

North Carolina — 0.2%
North Carolina State, Eastern Municipal Power Agency, RB
2.578%, 07/01/2019	2,670	2,666

Pennsylvania — 0.3%
Pennsylvania State, Turnpike Commission, Sub-Ser B, RB
2.024%, 12/01/2020	4,680	4,555

Washington — 0.2%
Franklin County, Public Utility District No. 1, Ser B, RB
1.980%, 09/01/2021	1,000	973
1.590%, 09/01/2019	1,200	1,187

		2,160

Total Municipal Bonds (Cost $37,576) ($ Thousands)		37,056

	Shares

CASH EQUIVALENT — 0.6%
SEI Daily Income Trust, Government Fund, Cl F
1.750%**†	8,273,270	8,273

(Cost $8,273) ($ Thousands)		8,273

Total Investments in Securities — 100.0% (Cost $1,444,189) ($ Thousands)		$1,436,190

12	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Limited Duration Bond Fund (Continued)

The open futures contracts held by the Fund at August 31, 2018, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)

U.S. 2-Year Treasury Note	478	Dec-2018	$101,058	$101,030	$(28)
U.S. 5-Year Treasury Note	48	Dec-2018	5,441	5,443	2

			$106,499	$106,473	$(26)

Percentages are based on Net Assets of $1,435,938 ($ Thousands).

**	Rate shown is the 7-day effective yield as of August 31, 2018.

†	Investment in Affiliated Security.

(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.

On August 31, 2018, the value of these securities amounted to $266,243 ($ Thousands), representing 18.54% of the Net Assets of the Fund.

(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

ARM — Adjustable Rate Mortgage

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

FDIC — Federal Deposit Insurance Corporation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FREMF — Freddie Mac Multi-Family

FRESB — Freddie Mac Small Balance

GNMA — Government National Mortgage Association

GO — General Obligation

ICE— Intercontinental Exchange

LIBOR— London Interbank Offered Rate

LLC — Limited Liability Company

MTN — Medium Term Note

Q-SBLF — Qualified School Board Loan Fund

RB — Revenue Bond

Ser — Series

TBA — To Be Announced

USD — United States Dollar

VAR — Variable Rate

The following is a list of the level of inputs used as of August 31, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$–	$583,697	$–	$583,697
U.S. Treasury Obligations	–	456,349	–	456,349
Asset-Backed Securities	–	176,896	–	176,896
Mortgage-Backed Securities	–	173,919	–	173,919
Municipal Bonds	–	37,056	–	37,056
Cash Equivalent	8,273	–	–	8,273

Total Investments in Securities	$8,273	$1,427,917	$–	$1,436,190

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *

Unrealized Appreciation	$2	$—	$—	$2

Unrealized Depreciation	(28)			(28)

Total Other Financial Instruments	$(26)	$—	$—	$ (26)

*Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended August 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended August 31, 2018 ($ Thousands):

Security Description	Value 5/31/2018	Purchases at Cost	Proceeds from Sales	Value 8/31/2018	Dividend Income
SEI Daily Income Trust, Government Fund, CI F	$12,304	$312,127	$(316,158)	$8,273	$85

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	13

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Intermediate Duration Credit Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 84.1%

Consumer Discretionary — 6.1%
21st Century Fox America
8.150%, 10/17/2036	$630	$903
6.400%, 12/15/2035	1,930	2,389
6.150%, 03/01/2037	1,710	2,084
Air Canada, Pass-Through Trust, Ser 2015-1, Cl A
3.600%, 03/15/2027 (A)	4,217	4,120
Amazon.com
5.200%, 12/03/2025	4,890	5,413
3.875%, 08/22/2037	5,470	5,411
2.800%, 08/22/2024	2,915	2,829
American Honda Finance MTN
1.950%, 07/20/2020	3,720	3,648
1.200%, 07/12/2019	1,030	1,019
AutoNation
3.800%, 11/15/2027	1,700	1,598
BMW US Capital LLC
3.450%, 04/12/2023 (A)	2,550	2,539
2.800%, 04/11/2026 (A)	3,780	3,533
1.500%, 04/11/2019 (A)	4,474	4,449
Charter Communications Operating LLC
6.484%, 10/23/2045	3,120	3,333
6.384%, 10/23/2035	3,855	4,127
4.908%, 07/23/2025	3,415	3,487
4.464%, 07/23/2022	50	51
Comcast
5.650%, 06/15/2035	270	303
4.200%, 08/15/2034	3,700	3,621
4.049%, 11/01/2052	1,800	1,599
3.969%, 11/01/2047	2,723	2,472
3.900%, 03/01/2038	1,165	1,081
3.600%, 03/01/2024	920	920
3.400%, 07/15/2046	1,105	917
3.375%, 02/15/2025	8,235	8,031
3.150%, 03/01/2026	3,380	3,222
3.150%, 02/15/2028	815	767
2.350%, 01/15/2027	5,000	4,439
Comcast Cable Communications Holdings
9.455%, 11/15/2022	1,750	2,149
Daimler Finance North America LLC
2.200%, 05/05/2020 (A)	4,005	3,938
Discovery Communications LLC
6.350%, 06/01/2040	2,660	2,920
Ford Motor Credit LLC
3.813%, 10/12/2021	8,470	8,349
General Motors Financial
3.450%, 04/10/2022	3,500	3,441
Harley-Davidson Financial Services MTN
2.400%, 09/15/2019 (A)	180	178
2.150%, 02/26/2020 (A)	4,500	4,426

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Home Depot
5.875%, 12/16/2036	$1,489	$1,832
4.400%, 03/15/2045	840	869
3.900%, 06/15/2047	1,505	1,458
3.750%, 02/15/2024	2,300	2,355
3.500%, 09/15/2056	3,015	2,665
3.350%, 09/15/2025	1,705	1,698
2.800%, 09/14/2027	3,245	3,063
Kohl’s
5.550%, 07/17/2045	4,905	4,740
Lowe’s
4.050%, 05/03/2047	4,335	4,239
3.700%, 04/15/2046	2,300	2,114
3.375%, 09/15/2025	2,210	2,187
McDonald’s MTN
3.350%, 04/01/2023	3,270	3,261
NBCUniversal Media LLC
6.400%, 04/30/2040	1,770	2,123
5.950%, 04/01/2041	2,169	2,518
Newell Brands
5.500%, 04/01/2046	5,055	4,850
5.000%, 11/15/2023	1,435	1,450
NVR
3.950%, 09/15/2022	2,365	2,380
QVC
4.375%, 03/15/2023	1,875	1,854
Sands China
5.400%, 08/08/2028 (A)	2,700	2,724
Starbucks
4.000%, 11/15/2028	1,440	1,443
Target
6.500%, 10/15/2037	2,650	3,402
4.000%, 07/01/2042	1,700	1,669
2.500%, 04/15/2026	1,880	1,754
Toyota Motor Credit MTN
2.800%, 07/13/2022	2,450	2,416
Viacom
6.875%, 04/30/2036	3,005	3,401
5.625%, 09/15/2019	2,200	2,256
Volkswagen Group of America Finance LLC
2.450%, 11/20/2019 (A)	3,665	3,636

		172,063

Consumer Staples — 9.6%
Advocate Health & Hospitals
4.272%, 08/15/2048	2,984	3,053
Altria Group
9.950%, 11/10/2038	1,708	2,711
9.250%, 08/06/2019	3,072	3,250
4.750%, 05/05/2021	2,400	2,496
4.000%, 01/31/2024	3,845	3,929
2.625%, 01/14/2020	7,450	7,419

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.625%, 09/16/2026	$2,115	$1,950
Anheuser-Busch InBev Finance
4.900%, 02/01/2046	1,300	1,334
4.700%, 02/01/2036	13,671	13,885
3.650%, 02/01/2026	11,650	11,409
3.300%, 02/01/2023	5,775	5,732
2.650%, 02/01/2021	7,420	7,335
Anheuser-Busch InBev Worldwide
8.200%, 01/15/2039	4,515	6,453
8.000%, 11/15/2039	2,815	3,950
4.750%, 04/15/2058	80	79
4.600%, 04/15/2048	5,275	5,194
4.375%, 04/15/2038	2,455	2,400
3.500%, 01/12/2024	5,780	5,756
Ascension Health
3.945%, 11/15/2046	1,800	1,796
BAT Capital
4.390%, 08/15/2037 (A)	4,480	4,177
2.764%, 08/15/2022 (A)	4,460	4,322
BAT International Finance
2.750%, 06/15/2020 (A)	5,890	5,837
Bayer US Finance II LLC
4.700%, 07/15/2064 (A)	2,685	2,348
4.375%, 12/15/2028 (A)	2,860	2,831
Bayer US Finance LLC
3.375%, 10/08/2024 (A)	1,820	1,746
Blue Cross & Blue Shield of Minnesota
3.790%, 05/01/2025 (A)	2,086	2,034
Bowdoin College
4.693%, 07/01/2112	1,454	1,474
Clorox
3.100%, 10/01/2027	3,345	3,168
Coca-Cola
1.550%, 09/01/2021	4,175	4,012
Costco Wholesale
2.750%, 05/18/2024	4,225	4,120
CVS Pass-Through Trust
7.507%, 01/10/2032 (A)	1,563	1,828
6.036%, 12/10/2028	3,184	3,412
Dartmouth-Hitchcock Health
4.178%, 08/01/2048	2,565	2,577
Dr Pepper Snapple Group
3.130%, 12/15/2023	3,160	3,038
Hershey
3.100%, 05/15/2021	5,000	5,019
2.300%, 08/15/2026	4,145	3,784
JM Smucker
2.200%, 12/06/2019	4,905	4,856
Kaiser Foundation Hospitals
4.150%, 05/01/2047	2,880	2,960
3.150%, 05/01/2027	2,005	1,937

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Kraft Heinz Foods
6.875%, 01/26/2039	$1,900	$2,242
4.625%, 01/30/2029	2,770	2,768
Kroger
3.400%, 04/15/2022	2,774	2,766
2.800%, 08/01/2022	3,455	3,367
Land O’ Lakes
6.000%, 11/15/2022 (A)	640	672
Maple Escrow Subsidiary
4.417%, 05/25/2025 (A)	2,420	2,452
Massachusetts Institute of Technology
5.600%, 07/01/2111	3,235	4,165
Molson Coors Brewing
2.250%, 03/15/2020	3,105	3,064
Northwell Healthcare
4.260%, 11/01/2047	1,915	1,846
Northwestern University
3.662%, 12/01/2057	1,820	1,748
Novartis Capital
3.000%, 11/20/2025	4,285	4,145
PepsiCo
3.450%, 10/06/2046	5,006	4,550
2.375%, 10/06/2026	5,960	5,481
Philip Morris International
6.375%, 05/16/2038	2,360	2,856
4.500%, 03/20/2042	1,905	1,895
4.250%, 11/10/2044	1,604	1,532
3.875%, 08/21/2042	460	420
2.625%, 03/06/2023	6,000	5,798
2.500%, 11/02/2022	4,830	4,669
2.375%, 08/17/2022	3,045	2,939
2.000%, 02/21/2020	4,045	3,992
Procter & Gamble
1.900%, 10/23/2020	4,520	4,432
Reckitt Benckiser Treasury Services
2.750%, 06/26/2024 (A)	3,065	2,928
2.375%, 06/24/2022 (A)	4,115	3,973
Reynolds American
8.125%, 05/01/2040	980	1,302
4.450%, 06/12/2025	1,635	1,659
Roche Holdings
2.625%, 05/15/2026 (A)	3,145	2,971
Sanofi
3.375%, 06/19/2023	2,979	2,996
Shire Acquisitions Investments Ireland DAC
2.400%, 09/23/2021	705	682
1.900%, 09/23/2019	3,940	3,894
SSM Health Care
3.688%, 06/01/2023	3,031	3,048
University of Southern California
5.250%, 10/01/2111	3,250	3,922

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Walmart
4.050%, 06/29/2048	$2,366	$2,393
3.550%, 06/26/2025	4,090	4,140
2.550%, 04/11/2023	7,900	7,711
2.350%, 12/15/2022	4,845	4,706

		269,735

Energy — 4.8%
Anadarko Petroleum
6.450%, 09/15/2036	1,700	1,975
4.870%, 10/10/2036 (B)	11,000	4,741
Baker Hughes a GE LLC
2.773%, 12/15/2022	2,465	2,400
BP Capital Markets
3.723%, 11/28/2028	2,159	2,161
3.279%, 09/19/2027	1,895	1,834
3.216%, 11/28/2023	5,420	5,363
3.119%, 05/04/2026	515	496
2.520%, 09/19/2022	4,615	4,484
Cenovus Energy
4.250%, 04/15/2027	3,185	3,079
Chevron
2.895%, 03/03/2024	4,160	4,077
Concho Resources
4.300%, 08/15/2028	1,977	1,975
ConocoPhillips
6.500%, 02/01/2039	3,065	3,982
4.950%, 03/15/2026	2,000	2,164
3.214%, VAR ICE LIBOR USD 3 Month+0.900%, 05/15/2022	3,955	4,030
Devon Financing
7.875%, 09/30/2031	1,506	1,897
Energy Transfer Partners
4.650%, 06/01/2021	2,982	3,060
EnLink Midstream Partners
5.050%, 04/01/2045	1,830	1,550
Enterprise Products Operating LLC
5.950%, 02/01/2041	1,845	2,133
3.900%, 02/15/2024	4,250	4,298
Equities Midstream Partners
5.500%, 07/15/2028	4,770	4,913
Exxon Mobil
3.043%, 03/01/2026	1,985	1,938
Kinder Morgan
5.550%, 06/01/2045	1,870	1,953
Lukoil International Finance BV
6.125%, 11/09/2020 (A)	2,030	2,106
MPLX
4.500%, 07/15/2023	1,350	1,389
4.500%, 04/15/2038	4,900	4,564
Occidental Petroleum
4.400%, 04/15/2046	2,650	2,728

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Petroleos Mexicanos MTN
6.750%, 09/21/2047	$1,655	$1,532
4.625%, 09/21/2023	4,055	3,985
Sabal Trail Transmission LLC
4.246%, 05/01/2028 (A)	2,730	2,764
Sabine Pass Liquefaction
5.625%, 04/15/2023	2,140	2,290
Sabine Pass Liquefaction LLC
5.000%, 03/15/2027	2,290	2,357
Schlumberger Holdings
4.000%, 12/21/2025 (A)	2,500	2,515
Shell International Finance BV
6.375%, 12/15/2038	1,525	1,978
4.125%, 05/11/2035	7,115	7,256
4.000%, 05/10/2046	3,115	3,065
3.750%, 09/12/2046	2,600	2,439
3.400%, 08/12/2023	5,525	5,563
2.500%, 09/12/2026	330	308
2.250%, 11/10/2020	4,240	4,183
1.375%, 05/10/2019	2,305	2,289
Spectra Energy Partners
3.375%, 10/15/2026	1,910	1,810
Sunoco Logistics Partners Operations
5.400%, 10/01/2047	1,710	1,676
Tennessee Gas Pipeline
8.375%, 06/15/2032	535	673
TransCanada PipeLines
6.100%, 06/01/2040	1,730	1,991
4.250%, 05/15/2028	4,575	4,612
3.750%, 10/16/2023	5,000	5,038
Williams
4.550%, 06/24/2024	790	806
Williams Partners
5.800%, 11/15/2043	1,280	1,398

		135,818

Financials — 29.7%
ABN AMRO Bank
2.100%, 01/18/2019 (A)	5,000	4,989
American Express
3.700%, 08/03/2023	6,515	6,541
3.000%, 10/30/2024	2,970	2,857
2.500%, 08/01/2022	7,300	7,031
2.200%, 10/30/2020	1,730	1,696
American Express Credit MTN
1.875%, 05/03/2019	5,255	5,231
American International Group
4.500%, 07/16/2044	1,225	1,167
Ameriprise Financial
4.000%, 10/15/2023	2,450	2,509
Andina de Fomento
2.750%, 01/06/2023	6,105	5,904

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Apollo Management Holdings
5.000%, 03/15/2048 (A)	$3,325	$3,267
4.400%, 05/27/2026 (A)	1,235	1,239
4.000%, 05/30/2024 (A)	6,318	6,337
Athene Global Funding
2.750%, 04/20/2020 (A)	3,960	3,913
Athene Holding
4.125%, 01/12/2028	1,160	1,089
AXA Equitable Holdings
5.000%, 04/20/2048 (A)	2,550	2,402
3.900%, 04/20/2023 (A)	2,440	2,433
Banco Santander
3.125%, 02/23/2023	3,365	3,226
Bancolombia
5.950%, 06/03/2021	2,040	2,139
Bank of America
4.271%, VAR ICE LIBOR USD 3 Month+1.310%, 07/23/2029	5,825	5,870
3.946%, VAR ICE LIBOR USD 3 Month+1.190%, 01/23/2049	5,295	4,890
3.366%, VAR ICE LIBOR USD 3 Month+0.810%, 01/23/2026	12,335	11,918
3.004%, VAR ICE LIBOR USD 3 Month+0.790%, 12/20/2023	6,302	6,138
Bank of America MTN
5.000%, 01/21/2044	455	493
4.450%, 03/03/2026	900	903
3.970%, VAR ICE LIBOR USD 3 Month+1.070%, 03/05/2029	125	123
3.705%, VAR ICE LIBOR USD 3 Month+1.512%, 04/24/2028	13,945	13,494
3.593%, VAR ICE LIBOR USD 3 Month+1.370%, 07/21/2028	60	57
3.248%, 10/21/2027	7,790	7,322
2.369%, VAR ICE LIBOR USD 3 Month+0.660%, 07/21/2021	625	614
2.328%, VAR ICE LIBOR USD 3 Month+0.630%, 10/01/2021	4,405	4,314
Bank of America NA 6.000%, 10/15/2036	455	545
Bank of Montreal MTN
3.100%, 07/13/2020	1,000	1,001
2.100%, 12/12/2019	1,155	1,145
1.900%, 08/27/2021	4,875	4,698
1.500%, 07/18/2019	2,977	2,947
Bank of New York Mellon MTN
4.600%, 01/15/2020	1,675	1,714
3.450%, 08/11/2023	7,030	7,034
2.600%, 08/17/2020	3,745	3,717
2.450%, 08/17/2026	670	617
2.200%, 08/16/2023	5,330	5,036
2.150%, 02/24/2020	2,825	2,796

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Bank of Nova Scotia
3.125%, 04/20/2021	$15,000	$14,936
2.500%, 01/08/2021	1,110	1,093
2.450%, 09/19/2022	4,090	3,955
Bank One Capital III
8.750%, 09/01/2030	1,291	1,772
Barclays MTN
4.972%, VAR ICE LIBOR USD 3 Month+1.902%, 05/16/2029	5,150	5,128
4.338%, VAR ICE LIBOR USD 3 Month+1.356%, 05/16/2024	4,135	4,100
BB&T MTN
2.850%, 10/26/2024	2,460	2,366
Berkshire Hathaway
3.125%, 03/15/2026	1,978	1,925
2.750%, 03/15/2023	1,975	1,944
Berkshire Hathaway Finance
4.400%, 05/15/2042	110	115
1.700%, 03/15/2019	7,210	7,184
BGC Partners
5.375%, 07/24/2023 (A)	810	813
Blackstone Holdings Finance
5.000%, 06/15/2044 (A)	738	765
4.450%, 07/15/2045 (A)	1,534	1,467
BNP Paribas
4.400%, 08/14/2028 (A)	690	684
Branch Banking & Trust
3.800%, 10/30/2026	1,780	1,783
2.850%, 04/01/2021	5,617	5,569
Brighthouse Financial
3.700%, 06/22/2027	2,660	2,377
Capital One
2.250%, 09/13/2021	2,050	1,976
Capital One Financial
3.300%, 10/30/2024	9,443	9,077
3.200%, 01/30/2023	5,135	5,015
2.500%, 05/12/2020	6,650	6,582
Carlyle Holdings Finance LLC
3.875%, 02/01/2023 (A)	3,214	3,237
Carlyle Holdings II Finance LLC
5.625%, 03/30/2043 (A)	1,236	1,279
CDP Financial
5.600%, 11/25/2039 (A)	700	887
4.400%, 11/25/2019 (A)	3,790	3,866
Charles Schwab
4.450%, 07/22/2020	1,720	1,766
3.850%, 05/21/2025	5,665	5,769
2.650%, 01/25/2023	8,836	8,604
Chubb INA Holdings
4.350%, 11/03/2045	1,138	1,185
2.875%, 11/03/2022	2,045	2,012
2.300%, 11/03/2020	7,290	7,177

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Cincinnati Financial
6.125%, 11/01/2034	$1,000	$1,186
Citibank
2.100%, 06/12/2020	2,000	1,965
Citigroup
8.125%, 07/15/2039	1,365	1,964
5.500%, 09/13/2025	915	975
4.650%, 07/23/2048	2,815	2,876
4.450%, 09/29/2027	880	872
3.668%, VAR ICE LIBOR USD 3 Month+1.390%, 07/24/2028	70	67
3.400%, 05/01/2026	6,375	6,105
CME Group
4.150%, 06/15/2048	6,729	6,886
Cooperatieve Rabobank UA
4.625%, 12/01/2023	3,125	3,189
Credit Agricole MTN
3.750%, 04/24/2023 (A)	4,640	4,575
3.250%, 10/04/2024 (A)	2,500	2,357
Credit Suisse Group Funding Guernsey
4.550%, 04/17/2026	1,180	1,197
Credit Suisse NY
3.000%, 10/29/2021	3,910	3,870
Discover Bank
3.350%, 02/06/2023	2,865	2,801
Discover Financial Services
3.950%, 11/06/2024	1,580	1,550
Farmers Exchange Capital III
5.454%, VAR ICE LIBOR USD 3 Month+3.454%, 10/15/2054	1,750	1,799
Fifth Third Bancorp
3.950%, 03/14/2028	130	129
Fifth Third Bank
3.350%, 07/26/2021	3,315	3,318
2.875%, 10/01/2021	3,570	3,518
First Republic Bank
2.500%, 06/06/2022	1,718	1,662
Five Corners Funding Trust
4.419%, 11/15/2023 (A)	5,440	5,615
Goldman Sachs Group
6.750%, 10/01/2037	1,630	1,976
6.250%, 02/01/2041	3,150	3,815
5.750%, 01/24/2022	465	497
5.150%, 05/22/2045	1,345	1,383
4.750%, 10/21/2045	1,525	1,552
4.411%, VAR ICE LIBOR USD 3 Month+1.430%, 04/23/2039	555	543
4.223%, VAR ICE LIBOR USD 3 Month+1.301%, 05/01/2029	15,737	15,583
3.850%, 01/26/2027	150	146
3.691%, VAR ICE LIBOR USD 3 Month+1.510%, 06/05/2028	2,005	1,918

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.500%, 01/23/2025	$2,360	$2,298
3.500%, 11/16/2026	7,133	6,797
3.484%, VAR ICE LIBOR USD 3 Month+1.170%, 05/15/2026	1,125	1,120
3.272%, VAR ICE LIBOR USD 3 Month+1.201%, 09/29/2025	9,475	9,123
3.000%, 04/26/2022	7,365	7,238
2.876%, VAR ICE LIBOR USD 3 Month+0.821%, 10/31/2022	4,463	4,370
2.600%, 04/23/2020	3,000	2,977
Goldman Sachs Group MTN
7.500%, 02/15/2019	1,172	1,197
4.800%, 07/08/2044	3,955	4,069
4.089%, VAR ICE LIBOR USD 3 Month+1.750%, 10/28/2027	1,680	1,735
2.905%, VAR ICE LIBOR USD 3 Month+0.990%, 07/24/2023	4,315	4,190
Hartford Financial Services Group
5.500%, 03/30/2020	3,825	3,960
HSBC Bank PLC
7.650%, 05/01/2025	2,515	2,961
HSBC Bank USA
5.875%, 11/01/2034	6,650	7,645
4.875%, 08/24/2020	7,129	7,339
HSBC Holdings
6.500%, 09/15/2037	525	628
4.041%, VAR ICE LIBOR USD 3 Month+1.546%, 03/13/2028	11,362	11,118
3.900%, 05/25/2026	1,245	1,226
3.262%, VAR ICE LIBOR USD 3 Month+1.055%, 03/13/2023	10,320	10,176
Huntington Bancshares
4.000%, 05/15/2025	2,250	2,264
Huntington National Bank
2.375%, 03/10/2020	2,295	2,270
Hyundai Capital America MTN
2.000%, 07/01/2019 (A)	600	594
Infinity Property & Casualty
5.000%, 09/19/2022	1,105	1,138
ING Bank
5.800%, 09/25/2023 (A)	2,195	2,334
Intercontinental Exchange
4.250%, 09/21/2048	8,367	8,344
3.750%, 09/21/2028	5,615	5,628
3.450%, 09/21/2023	5,190	5,203
2.750%, 12/01/2020	5,660	5,623
Intesa Sanpaolo
3.875%, 01/12/2028 (A)	1,710	1,454
3.125%, 07/14/2022 (A)	4,060	3,773
JPMorgan Chase
6.400%, 05/15/2038	3,152	3,972
5.500%, 10/15/2040	1,000	1,139

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.625%, 05/10/2021	$940	$973
4.260%, VAR ICE LIBOR USD 3 Month+1.580%, 02/22/2048	1,345	1,298
4.250%, 10/15/2020	880	900
3.964%, VAR ICE LIBOR USD 3 Month+1.380%, 11/15/2048	390	361
3.897%, VAR ICE LIBOR USD 3 Month+1.220%, 01/23/2049	5,040	4,591
3.875%, 09/10/2024	2,200	2,187
3.509%, VAR ICE LIBOR USD 3 Month+0.945%, 01/23/2029	19,747	18,868
3.250%, 09/23/2022	3,859	3,841
3.220%, VAR ICE LIBOR USD 3 Month+1.155%, 03/01/2025	2,370	2,307
3.200%, 06/15/2026	3,765	3,596
2.700%, 05/18/2023	3,970	3,837
KKR Group Finance III LLC
5.125%, 06/01/2044 (A)	5,363	5,415
Kreditanstalt fuer Wiederaufbau
2.125%, 01/17/2023	3,320	3,214
Kreditanstalt fuer Wiederaufbau MTN
1.750%, 03/31/2020	4,060	4,001
1.500%, 04/20/2020	3,685	3,613
Macquarie Group
3.189%, VAR ICE LIBOR USD 3 Month+1.023%, 11/28/2023	4,333	4,150
Manufacturers & Traders Trust
2.050%, 08/17/2020	4,180	4,092
MetLife
4.050%, 03/01/2045	1,250	1,181
3.000%, 03/01/2025	2,500	2,405
Metropolitan Life Global Funding I
2.400%, 01/08/2021 (A)	6,000	5,894
2.300%, 04/10/2019 (A)	3,500	3,495
Mitsubishi UFJ Financial Group
2.998%, 02/22/2022	4,965	4,883
Morgan Stanley
3.625%, 01/20/2027	13,130	12,650
3.119%, VAR ICE LIBOR USD 3 Month+0.800%, 02/14/2020	500	501
2.800%, 06/16/2020	3,940	3,917
2.650%, 01/27/2020	2,900	2,884
Morgan Stanley MTN
7.300%, 05/13/2019	1,905	1,963
6.375%, 07/24/2042	2,095	2,614
5.500%, 07/24/2020	105	109
4.350%, 09/08/2026	200	199
4.300%, 01/27/2045	1,595	1,540
4.000%, 07/23/2025	3,100	3,114
3.971%, VAR ICE LIBOR USD 3 Month+1.455%, 07/22/2038	1,915	1,796

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.772%, VAR ICE LIBOR USD 3 Month+1.140%, 01/24/2029	$7,790	$7,518
3.750%, 02/25/2023	12,402	12,486
3.742%, VAR ICE LIBOR USD 3 Month+1.400%, 10/24/2023	4,730	4,857
3.591%, VAR ICE LIBOR USD 3 Month+1.340%, 07/22/2028	655	624
2.500%, 04/21/2021	5,950	5,830
MUFG Americas Holdings
3.000%, 02/10/2025	3,875	3,710
National Rural Utilities Cooperative Finance
4.750%, VAR ICE LIBOR USD 3 Month+2.910%, 04/30/2043	2,056	2,071
4.023%, 11/01/2032	410	416
Nationwide Mutual Insurance
9.375%, 08/15/2039 (A)	1,360	2,162
New York Life Global Funding
3.250%, 08/06/2021 (A)	5,300	5,319
1.950%, 02/11/2020 (A)	3,500	3,448
1.550%, 11/02/2018 (A)	125	125
New York Life Global Funding MTN
2.000%, 04/13/2021 (A)	11,500	11,187
Nordea Bank
3.750%, 08/30/2023 (A)	3,845	3,836
Nordea Bank MTN
2.375%, 04/04/2019 (A)	3,965	3,961
Nuveen Finance LLC
2.950%, 11/01/2019 (A)	3,570	3,567
Pacific Life Insurance
4.300%, VAR ICE LIBOR USD 3 Month+2.796%, 10/24/2067 (A)	2,315	2,115
PNC Bank
3.300%, 10/30/2024	1,840	1,812
2.250%, 07/02/2019	945	942
2.150%, 04/29/2021	5,725	5,583
Pricoa Global Funding I
3.450%, 09/01/2023 (A)	5,050	5,042
2.200%, 06/03/2021 (A)	3,540	3,439
Principal Life Global Funding II
2.625%, 11/19/2020 (A)	3,038	3,004
2.375%, 11/21/2021 (A)	3,000	2,901
Principal Life Global Funding II MTN
2.150%, 01/10/2020 (A)	1,250	1,237
Prudential Financial MTN
5.700%, 12/14/2036	1,660	1,928
Royal Bank of Canada MTN
2.500%, 01/19/2021	2,165	2,133
2.125%, 03/02/2020	2,455	2,428
Royal Bank of Scotland Group
3.498%, VAR ICE LIBOR USD 3 Month+1.480%, 05/15/2023	7,800	7,585

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Securian Financial Group
4.800%, 04/15/2048 (A)	$1,938	$1,955
Sumitomo Mitsui Trust Bank
2.050%, 03/06/2019 (A)	3,000	2,992
SunTrust Bank
2.250%, 01/31/2020	3,640	3,603
2.900%, 03/03/2021	2,380	2,359
Svenska Handelsbanken
1.950%, 09/08/2020	2,364	2,306
Svenska Handelsbanken MTN
3.350%, 05/24/2021	7,200	7,222
Teachers Insurance & Annuity Association of America
4.900%, 09/15/2044 (A)	1,990	2,148
4.270%, 05/15/2047 (A)	785	775
Toronto-Dominion Bank
3.625%, VAR USD Swap Semi 30/360 5 Year Curr+2.205%, 09/15/2031	2,850	2,705
Travelers
3.750%, 05/15/2046	1,505	1,408
UBS
2.450%, 12/01/2020 (A)	2,930	2,873
UBS MTN
4.500%, 06/26/2048 (A)	3,200	3,394
UBS Group Funding Switzerland
4.253%, 03/23/2028 (A)	2,155	2,160
4.125%, 09/24/2025 (A)	1,320	1,326
3.491%, 05/23/2023 (A)	4,045	3,994
2.950%, 09/24/2020 (A)	8,775	8,715
US Bancorp MTN
2.950%, 07/15/2022	2,110	2,075
2.625%, 01/24/2022	2,184	2,143
US Bank
2.125%, 10/28/2019	3,195	3,176
Validus Holdings
8.875%, 01/26/2040	1,760	2,572
WEA Finance LLC
3.250%, 10/05/2020 (A)	150	150
2.700%, 09/17/2019 (A)	2,500	2,492
Wells Fargo
3.069%, 01/24/2023	12,595	12,327
3.000%, 04/22/2026	6,237	5,853
2.500%, 03/04/2021	3,820	3,748
Wells Fargo MTN
4.900%, 11/17/2045	1,470	1,488
4.750%, 12/07/2046	3,303	3,280
4.400%, 06/14/2046	3,660	3,449
4.300%, 07/22/2027	939	939
3.584%, VAR ICE LIBOR USD 3 Month+1.310%, 05/22/2028	6,541	6,308
2.150%, 01/30/2020	7,850	7,766

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
XL Capital
6.375%, 11/15/2024	$7,311	$8,217

		831,129

Health Care — 6.9%
Abbott Laboratories
2.350%, 11/22/2019	807	802
AbbVie
2.500%, 05/14/2020	7,270	7,196
Aetna Inc
2.750%, 11/15/2022	3,735	3,616
Amgen
6.375%, 06/01/2037	1,799	2,149
AstraZeneca
6.450%, 09/15/2037	1,980	2,482
4.375%, 08/17/2048	800	790
4.000%, 01/17/2029	800	799
2.375%, 11/16/2020	3,100	3,051
2.375%, 06/12/2022	705	680
Celgene
3.250%, 02/20/2023	4,468	4,399
Cigna
3.050%, 10/15/2027	1,095	989
Coventry Health Care
5.450%, 06/15/2021	1,480	1,553
Covidien International Finance
6.550%, 10/15/2037	1,390	1,787
CVS Health
5.050%, 03/25/2048	4,351	4,440
4.780%, 03/25/2038	5,180	5,163
4.300%, 03/25/2028	4,770	4,733
4.100%, 03/25/2025	9,357	9,375
3.700%, 03/09/2023	2,100	2,099
CVS Pass-Through Trust
8.353%, 07/10/2031 (A)	2,221	2,705
Dignity Health
2.637%, 11/01/2019	4,364	4,351
Eli Lilly
3.100%, 05/15/2027	2,355	2,289
Express Scripts Holding
2.600%, 11/30/2020	3,000	2,950
Gilead Sciences
4.800%, 04/01/2044	1,300	1,359
4.750%, 03/01/2046	1,740	1,813
4.000%, 09/01/2036	1,590	1,543
2.950%, 03/01/2027	3,170	2,975
2.550%, 09/01/2020	7,210	7,146
GlaxoSmithKline Capital
6.375%, 05/15/2038	4,000	5,147
3.875%, 05/15/2028	2,040	2,075
3.625%, 05/15/2025	3,420	3,441
3.375%, 05/15/2023	3,090	3,095

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
GlaxoSmithKline Capital PLC
3.125%, 05/14/2021	$4,875	$4,882
Johnson & Johnson
2.900%, 01/15/2028	2,435	2,347
2.625%, 01/15/2025	7,063	6,864
Medtronic
4.625%, 03/15/2045	8,722	9,349
4.375%, 03/15/2035	4,296	4,492
2.500%, 03/15/2020	8,420	8,366
Merck
3.600%, 09/15/2042	2,000	1,922
2.750%, 02/10/2025	1,015	983
2.350%, 02/10/2022	3,780	3,701
New York and Presbyterian Hospital
4.763%, 08/01/2116	1,395	1,420
Pfizer
3.000%, 12/15/2026	2,145	2,083
Pharmacia
6.600%, 12/01/2028	1,000	1,218
Stryker
2.000%, 03/08/2019	3,645	3,634
UnitedHealth Group
6.875%, 02/15/2038	2,300	3,103
6.500%, 06/15/2037	1,645	2,137
4.700%, 02/15/2021	4,760	4,927
4.625%, 07/15/2035	925	992
4.250%, 06/15/2048	4,760	4,788
4.200%, 01/15/2047	1,432	1,433
3.850%, 06/15/2028	2,660	2,687
3.750%, 07/15/2025	3,700	3,740
2.950%, 10/15/2027	2,445	2,310
2.875%, 03/15/2023	3,300	3,238
2.375%, 10/15/2022	4,415	4,263
2.125%, 03/15/2021	6,980	6,820
Wyeth
5.950%, 04/01/2037	3,700	4,505

		193,196

Industrials — 6.9%
Air Lease
3.875%, 07/03/2023	4,406	4,383
Airbus
3.950%, 04/10/2047 (A)	2,800	2,772
American Airlines 2013-1 Class A Pass Through Trust
4.000%, 07/15/2025	2,593	2,587
American Airlines, Pass-Through Trust, Ser 2013-2, Cl A
4.950%, 01/15/2023	6,751	6,935
Aviation Capital Group LLC
2.875%, 01/20/2022 (A)	2,055	1,997

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
BAE Systems Holdings
3.800%, 10/07/2024 (A)	$1,700	$1,697
BAE Systems PLC
5.800%, 10/11/2041 (A)	1,940	2,252
Boeing
3.550%, 03/01/2038	1,185	1,148
2.500%, 03/01/2025	1,440	1,355
1.875%, 06/15/2023	3,020	2,845
Burlington Northern Santa Fe LLC
6.150%, 05/01/2037	2,440	3,020
4.550%, 09/01/2044	4,100	4,303
4.150%, 04/01/2045	2,560	2,550
4.150%, 12/15/2048	1,130	1,126
4.050%, 06/15/2048	1,295	1,263
Caterpillar
3.803%, 08/15/2042	1,475	1,425
3.400%, 05/15/2024	3,050	3,067
Caterpillar Financial Services MTN
2.950%, 05/15/2020	10,000	10,004
2.550%, 11/29/2022	8,265	8,053
2.250%, 12/01/2019	215	214
2.000%, 11/29/2019	4,285	4,245
1.350%, 05/18/2019	1,030	1,021
Continental Airlines, Pass-Through Trust, Ser 2009-2, Cl A
7.250%, 11/10/2019	122	127
Continental Airlines, Pass-Through Trust, Ser 2012-2, Cl A
4.000%, 10/29/2024	3,768	3,789
Delta Air Lines, Pass-Through Trust, Ser 2012-1, Cl A
4.750%, 05/07/2020	2,532	2,582
Delta Air Lines, Pass-Through Trust, Ser 2015-1, Cl A
3.875%, 07/30/2027	1,369	1,358
Fortive
2.350%, 06/15/2021	1,830	1,778
GE Capital International Funding Unlimited
4.418%, 11/15/2035	12,811	12,349
GE Capital International Funding Unlimited Co
2.342%, 11/15/2020	7,076	6,932
General Dynamics
2.875%, 05/11/2020	5,335	5,332
1.875%, 08/15/2023	2,600	2,444
General Electric
5.000%, VAR ICE LIBOR USD 3 Month+3.330%, 12/29/2049	1,988	1,957
4.125%, 10/09/2042	2,395	2,199
2.700%, 10/09/2022	3,900	3,803
General Electric MTN
5.875%, 01/14/2038	1,600	1,830

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Honeywell International
1.800%, 10/30/2019	$5,195	$5,152
John Deere Capital
2.550%, 01/08/2021	2,500	2,474
John Deere Capital MTN
3.450%, 06/07/2023	5,000	5,044
2.800%, 03/04/2021	3,435	3,415
2.650%, 06/24/2024	4,710	4,528
2.650%, 06/10/2026	340	319
2.450%, 09/11/2020	2,581	2,555
1.650%, 10/15/2018	1,340	1,339
Norfolk Southern
4.050%, 08/15/2052	2,920	2,744
3.650%, 08/01/2025	2,020	2,025
Northrop Grumman
2.930%, 01/15/2025	4,780	4,556
PACCAR Financial MTN
2.200%, 09/15/2019	4,000	3,978
1.650%, 08/11/2021	1,200	1,148
1.200%, 08/12/2019	1,425	1,405
Penske Truck Leasing LP
3.950%, 03/10/2025 (A)	2,752	2,725
Raytheon
7.200%, 08/15/2027	1,150	1,454
Siemens Financieringsmaatschappij
2.900%, 05/27/2022 (A)	2,000	1,973
1.700%, 09/15/2021 (A)	4,095	3,927
SMBC Aviation Capital Finance DAC
3.000%, 07/15/2022 (A)	2,035	1,963
Southwest Airlines, Pass-Through Trust, Ser 2007-1
6.150%, 08/01/2022	574	608
TTX MTN
2.600%, 06/15/2020 (A)	2,620	2,582
2.250%, 02/01/2019 (A)	550	549
United Airlines Pass-Through Trust, Ser 2016- 1, Cl B
3.650%, 01/07/2026	2,340	2,266
United Airlines Pass-Through Trust, Ser 2018- 1, Cl B
4.600%, 03/01/2026	1,330	1,339
United Parcel Service
3.750%, 11/15/2047	3,396	3,165
United Technologies
4.500%, 06/01/2042	2,300	2,281
4.125%, 11/16/2028	2,284	2,285
3.650%, 08/16/2023	1,760	1,767
2.800%, 05/04/2024	6,305	6,018
US Airways, Pass-Through Trust, Ser 2012-2, Cl A
4.625%, 06/03/2025	137	141

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
WW Grainger
4.200%, 05/15/2047	$2,510	$2,517

		192,984

Information Technology — 6.5%
Alibaba Group Holding
2.800%, 06/06/2023	2,060	1,999
Apple
4.650%, 02/23/2046	4,895	5,345
4.500%, 02/23/2036	2,480	2,684
4.375%, 05/13/2045	515	539
3.850%, 08/04/2046	7,255	7,012
3.350%, 02/09/2027	3,965	3,911
3.250%, 02/23/2026	18,605	18,309
3.000%, 02/09/2024	3,955	3,912
2.850%, 05/06/2021	2,892	2,887
2.450%, 08/04/2026	1,055	981
Applied Materials
2.625%, 10/01/2020	2,312	2,288
Broadcom
3.875%, 01/15/2027	4,375	4,093
2.650%, 01/15/2023	3,066	2,902
Cisco Systems
5.900%, 02/15/2039	2,007	2,511
2.450%, 06/15/2020	6,375	6,337
2.200%, 02/28/2021	4,290	4,219
2.200%, 09/20/2023	4,220	4,038
Dell International LLC
8.350%, 07/15/2046 (A)	5,045	6,190
8.100%, 07/15/2036 (A)	1,410	1,667
Intel
4.000%, 12/15/2032	4,300	4,468
3.734%, 12/08/2047	2,616	2,456
2.875%, 05/11/2024	5,830	5,681
Juniper Networks
3.300%, 06/15/2020	3,427	3,418
Microsoft
4.100%, 02/06/2037	6,413	6,687
4.000%, 02/12/2055	1,100	1,097
3.700%, 08/08/2046	9,309	8,995
3.500%, 02/12/2035	1,345	1,301
3.450%, 08/08/2036	120	115
3.300%, 02/06/2027	5,000	4,957
3.125%, 11/03/2025	2,483	2,444
2.400%, 08/08/2026	6,045	5,627
2.000%, 08/08/2023	4,700	4,465
Oracle
4.300%, 07/08/2034	3,465	3,573
4.000%, 07/15/2046	6,155	5,932
4.000%, 11/15/2047	3,860	3,720
3.800%, 11/15/2037	1,400	1,347
2.950%, 05/15/2025	2,160	2,096

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	9

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.650%, 07/15/2026	$5,610	$5,240
2.500%, 05/15/2022	4,700	4,604
2.400%, 09/15/2023	3,995	3,831
QUALCOMM
4.300%, 05/20/2047	5,568	5,233
2.600%, 01/30/2023	5,375	5,170
Texas Instruments
4.150%, 05/15/2048	3,579	3,639
Visa
3.150%, 12/14/2025	400	392
2.200%, 12/14/2020	2,930	2,889

		181,201

Materials — 0.8%
BHP Billiton Finance USA
6.420%, 03/01/2026	1,510	1,765
5.000%, 09/30/2043	1,400	1,570
Braskem America Finance
7.125%, 07/22/2041 (A)	170	186
Braskem Netherlands Finance BV
4.500%, 01/10/2028 (A)	1,515	1,390
3.500%, 01/10/2023 (A)	2,370	2,201
Celanese US Holdings LLC
5.875%, 06/15/2021	785	829
Ecolab
2.000%, 01/14/2019	2,795	2,790
EI du Pont de Nemours
2.200%, 05/01/2020	2,855	2,822
Nacional del Cobre de Chile
3.625%, 08/01/2027 (A)	2,055	1,956
Praxair
3.200%, 01/30/2026	2,315	2,276
Rio Tinto Finance USA
5.200%, 11/02/2040	1,185	1,341
Suzano Austria GmbH
7.000%, 03/16/2047 (A)	1,120	1,145
Vale Overseas
6.875%, 11/10/2039	1,045	1,215

		21,486

Real Estate — 2.2%
American Tower Trust I, Ser 2013-13, Cl 2A
3.070%, 03/15/2048 (A)	4,900	4,821
AvalonBay Communities MTN
3.350%, 05/15/2027	2,980	2,900
Boston Properties
3.850%, 02/01/2023	2,780	2,808
HCP
4.250%, 11/15/2023	4,200	4,243
Kimco Realty
3.300%, 02/01/2025	2,125	2,028
2.700%, 03/01/2024	2,355	2,206

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Realty Income
3.650%, 01/15/2028	$1,232	$1,199
3.250%, 10/15/2022	4,970	4,928
Regency Centers
4.400%, 02/01/2047	1,510	1,461
Simon Property Group
6.750%, 02/01/2040	470	620
4.375%, 03/01/2021	2,300	2,362
4.250%, 11/30/2046	1,864	1,863
3.375%, 10/01/2024	5,488	5,421
2.200%, 02/01/2019	3,480	3,476
Ventas Realty
4.400%, 01/15/2029	9,398	9,473
3.125%, 06/15/2023	1,560	1,519
Vornado Realty
3.500%, 01/15/2025	3,895	3,754
Welltower
6.125%, 04/15/2020	2,000	2,085
4.125%, 04/01/2019	3,100	3,113
WP Carey
4.600%, 04/01/2024	2,670	2,711

		62,991

Sovereign — 0.2%
International Bank for Reconstruction & Development MTN
1.625%, 03/09/2021	5,000	4,859

Telecommunication Services — 2.4%
America Movil
6.125%, 03/30/2040	1,345	1,585
5.000%, 03/30/2020	3,340	3,421
3.125%, 07/16/2022	12,420	12,179
AT&T
5.250%, 03/01/2037	1,025	1,018
5.150%, 11/15/2046 (A)	1,195	1,138
4.750%, 05/15/2046	1,070	968
4.500%, 03/09/2048	1,145	991
3.400%, 05/15/2025	3,500	3,328
AT&T Inc
8.250%, 11/15/2031 (A)	1,150	1,502
3.744%, 11/27/2022 (A)(B)	6,000	5,128
SES
3.600%, 04/04/2023 (A)	5,399	5,279
SES GLOBAL Americas Holdings GP
5.300%, 03/25/2044 (A)	1,204	1,054
2.500%, 03/25/2019 (A)	4,504	4,492
Sprint Spectrum LLC
4.738%, 03/20/2025 (A)	7,270	7,270
3.360%, 09/20/2021 (A)	1,809	1,799
Telefonos de Mexico
5.500%, 11/15/2019	9,515	9,770

10	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Verizon Communications
5.012%, 08/21/2054	$1,342	$1,310
4.522%, 09/15/2048	3,279	3,086
Vodafone Group
4.125%, 05/30/2025	820	819
3.750%, 01/16/2024	2,294	2,278

		68,415

Utilities — 8.0%
Alabama Power
3.700%, 12/01/2047	2,800	2,594
Alabama Power Co
3.850%, 12/01/2042	600	572
2.450%, 03/30/2022	2,645	2,572
Ameren Illinois
2.700%, 09/01/2022	2,000	1,956
Berkshire Hathaway Energy
3.800%, 07/15/2048	1,065	975
3.250%, 04/15/2028	1,720	1,645
2.000%, 11/15/2018	4,470	4,467
CenterPoint Energy Houston Electric
4.500%, 04/01/2044	2,215	2,376
Commonwealth Edison
4.700%, 01/15/2044	2,000	2,177
4.000%, 08/01/2020	35	35
4.000%, 03/01/2048	3,785	3,728
2.550%, 06/15/2026	4,665	4,328
Consolidated Edison
2.000%, 03/15/2020	2,110	2,077
Consolidated Edison of New York
3.875%, 06/15/2047	3,000	2,876
3.800%, 05/15/2028	6,000	6,098
Dominion Energy
5.250%, 08/01/2033	2,231	2,406
1.600%, 08/15/2019	6,400	6,326
Duke Energy Carolinas LLC
5.300%, 02/15/2040	1,700	1,966
3.900%, 06/15/2021	245	250
3.875%, 03/15/2046	3,800	3,644
Duke Energy Florida LLC
3.100%, 08/15/2021	4,530	4,518
Duke Energy Indiana LLC
6.350%, 08/15/2038	355	457
4.900%, 07/15/2043	250	279
Duke Energy Progress LLC
4.200%, 08/15/2045	2,260	2,283
4.100%, 05/15/2042	1,006	1,005
3.000%, 09/15/2021	3,745	3,730
2.800%, 05/15/2022	4,400	4,338
Edison International
2.950%, 03/15/2023	1,695	1,628
2.400%, 09/15/2022	4,310	4,092

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Electricite de France
4.950%, 10/13/2045 (A)	$2,100	$2,178
4.750%, 10/13/2035 (A)	955	989
2.150%, 01/22/2019 (A)	4,000	3,993
Enel Finance International
4.750%, 05/25/2047 (A)	285	274
2.875%, 05/25/2022 (A)	4,180	4,021
Entergy Louisiana LLC
4.200%, 09/01/2048	4,565	4,615
Entergy Mississippi
2.850%, 06/01/2028	3,820	3,560
Eversource Energy
2.900%, 10/01/2024	4,700	4,491
2.750%, 03/15/2022	1,325	1,298
Exelon
3.950%, 06/15/2025	1,846	1,855
Florida Power & Light
5.960%, 04/01/2039	145	184
5.690%, 03/01/2040	1,621	2,017
4.125%, 02/01/2042	3,535	3,611
Georgia Power
4.300%, 03/15/2043	3,950	3,816
Great Plains Energy
5.292%, 06/15/2022	1,190	1,249
Indiana Michigan Power
4.250%, 08/15/2048	545	549
Indianapolis Power & Light
4.700%, 09/01/2045 (A)	2,420	2,562
4.050%, 05/01/2046 (A)	60	58
Kansas City Power & Light
7.150%, 04/01/2019	3,880	3,972
Kentucky Utilities
5.125%, 11/01/2040	320	364
MidAmerican Energy
2.400%, 03/15/2019	3,045	3,042
Niagara Mohawk Power
4.278%, 10/01/2034 (A)	1,959	2,002
3.508%, 10/01/2024 (A)	135	135
Northern States Power
7.125%, 07/01/2025	3,220	3,862
Oglethorpe Power
5.375%, 11/01/2040	1,525	1,726
4.250%, 04/01/2046	1,195	1,146
4.200%, 12/01/2042	175	166
Oncor Electric Delivery LLC
5.300%, 06/01/2042	3,180	3,728
3.750%, 04/01/2045	3,325	3,190
Pacific Gas & Electric
6.050%, 03/01/2034	2,090	2,349
5.800%, 03/01/2037	2,226	2,461
3.750%, 02/15/2024	1,985	1,946

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	11

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
PacifiCorp
6.250%, 10/15/2037	$2,195	$2,790
6.000%, 01/15/2039	4,345	5,426
2.950%, 06/01/2023	4,940	4,858
PECO Energy
1.700%, 09/15/2021	1,220	1,167
PPL Electric Utilities
4.150%, 06/15/2048	2,400	2,431
3.950%, 06/01/2047	1,802	1,773
Public Service Electric & Gas MTN
4.050%, 05/01/2048	2,792	2,823
3.700%, 05/01/2028	1,180	1,190
1.800%, 06/01/2019	4,198	4,171
Public Service of Colorado
6.250%, 09/01/2037	220	282
Public Service of Oklahoma
6.625%, 11/15/2037	960	1,235
San Diego Gas & Electric
4.500%, 08/15/2040	2,025	2,101
3.600%, 09/01/2023	1,224	1,224
3.000%, 08/15/2021	3,840	3,817
Sempra Energy
4.000%, 02/01/2048	500	454
3.800%, 02/01/2038	1,205	1,109
3.400%, 02/01/2028	1,785	1,679
2.900%, 02/01/2023	4,174	4,041
South Carolina Electric & Gas
4.600%, 06/15/2043	660	662
4.250%, 08/15/2028	2,460	2,465
3.500%, 08/15/2021	1,860	1,862
Southern California Edison
5.750%, 04/01/2035	2,508	2,894
4.125%, 03/01/2048	1,155	1,126
3.875%, 06/01/2021	8,795	8,925
1.845%, 02/01/2022	2,733	2,671
Southern California Gas
5.125%, 11/15/2040	10	11
3.750%, 09/15/2042	185	176
Union Electric
4.000%, 04/01/2048	2,050	2,031
Virginia Electric & Power
4.000%, 11/15/2046	1,175	1,127
2.950%, 11/15/2026	5,318	5,045
WEC Energy Group
3.375%, 06/15/2021	2,342	2,351
Wisconsin Power & Light
3.050%, 10/15/2027	2,445	2,328

		223,052

Total Corporate Obligations (Cost $2,405,669) ($ Thousands)		2,356,929

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 9.6%
U.S. Treasury Bill
1.912%, 09/20/2018 (B)	$42,020	$41,984
U.S. Treasury Bonds
4.500%, 05/15/2038	5,460	6,739
3.125%, 05/15/2048	51,830	53,035
U.S. Treasury Notes
2.875%, 07/31/2025	23,410	23,514
2.875%, 05/15/2028	6,700	6,708
2.875%, 08/15/2028	48,300	48,392
2.750%, 08/15/2021	36,180	36,237
2.750%, 05/31/2023	1,617	1,618
2.750%, 07/31/2023	18,955	18,965
2.750%, 08/31/2023	2,770	2,771
2.750%, 02/15/2028	5,411	5,363
2.625%, 07/31/2020	19,590	19,587
2.625%, 08/31/2020	3,100	3,099

Total U.S. Treasury Obligations (Cost $267,427) ($ Thousands)		268,012

MUNICIPAL BONDS — 2.0%
California — 0.7%
Bay Area, Toll Authority, Build America Project, Sub-Ser S1, RB
6.793%, 04/01/2030	1,222	1,445
California State, 100, GO Callable 10/01/2019 @ 100
2.193%, 04/01/2047 (C)	2,000	1,975
California State, Build America Project, GO
7.600%, 11/01/2040	560	846
7.550%, 04/01/2039	3,205	4,753
7.500%, 04/01/2034	5,125	7,202
Los Angeles, Unified School District, Build America Project, Ser RY, GO
6.758%, 07/01/2034	2,070	2,736
Regents of the University of California, Medical Center Pooled Revenue, Build America Project, Ser H, RB
6.548%, 05/15/2048	120	160
University of California, RB
5.770%, 05/15/2043	1,505	1,850

		20,967

Florida — 0.1%
Miami-Dade County, Aviation Revenue, Ser D, RB
1.917%, 10/01/2020	2,800	2,733

12	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Georgia — 0.3%
Georgia State, Municipal Electric Authority, Build America Project, RB
7.055%, 04/01/2057	$2,746	$3,282
6.637%, 04/01/2057	4,412	5,386

		8,668

Illinois — 0.1%
Metropolitan Water Reclamation District of Greater Chicago, GO
5.720%, 12/01/2038	2,580	3,159

Kansas — 0.1%
Kansas State, Development Finance Authority, Ser H, RB
4.727%, 04/15/2037	1,455	1,543

Massachusetts — 0.0%
Massachusetts State, Build America Project, GO
4.910%, 05/01/2029	100	111
Massachusetts State, Build America Project, RB
5.731%, 06/01/2040	80	100

		211

New Jersey — 0.3%
New Jersey State, Economic Development Authority, Ser C, GO
3.882%, 06/15/2019	1,325	1,332
New Jersey State, Economic Development Authority, Ser B, RB, AGM
3.199%, 02/15/2020 (B)	4,500	4,297
New Jersey State, Turnpike Authority, Build America Project, RB
7.102%, 01/01/2041	2,500	3,512

		9,141

New York — 0.3%
New York & New Jersey, Port Authority, RB
4.926%, 10/01/2051	165	190
4.458%, 10/01/2062	195	207
New York & New Jersey, Port Authority, Ser 181, RB
4.960%, 08/01/2046	1,280	1,468
New York City, Build America Project, GO
6.271%, 12/01/2037	200	257
State of New York, Build America Project, RB
5.770%, 03/15/2039	4,400	5,120

		7,242

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Texas — 0.1%
Grand Parkway Transportation, Sub-Ser E, RB
5.184%, 10/01/2042	$530	$617
North Texas, Tollway Authority, Build America Project, RB
6.718%, 01/01/2049	160	229
Texas State, Build America Project, GO
5.517%, 04/01/2039	540	673

		1,519

Total Municipal Bonds (Cost $55,493) ($ Thousands)		55,183

SOVEREIGN DEBT — 1.7%

Asian Development Bank MTN
1.000%, 08/16/2019	3,175	3,128
European Bank for Reconstruction & Development MTN
2.125%, 03/07/2022	3,255	3,170
European Investment Bank
2.250%, 03/15/2022	3,930	3,845
1.875%, 03/15/2019	7,235	7,216
1.375%, 06/15/2020	4,645	4,535
1.250%, 05/15/2019	7,425	7,364
Export-Import Bank of Korea
2.750%, 01/25/2022	3,250	3,167
Inter-American Development Bank MTN
1.750%, 10/15/2019	4,415	4,375
International Finance MTN
1.750%, 09/04/2018	4,445	4,445
Korea Gas MTN
2.750%, 07/20/2022 (A)	4,490	4,338
Province of Quebec Canada MTN
6.350%, 01/30/2026	270	319
Qatar Government International Bond
5.103%, 04/23/2048 (A)	1,310	1,347
Saudi Government International Bond MTN
4.625%, 10/04/2047 (A)	220	209

Total Sovereign Debt (Cost $48,050) ($ Thousands)		47,458

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	13

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Intermediate Duration Credit Fund (Continued)

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 2.2%
SEI Daily Income Trust, Government Fund, Cl F
1.750%**†	61,041,426	$61,041

Total Cash Equivalent (Cost $61,041) ($ Thousands)		61,041

Total Investments in Securities — 99.6% (Cost $2,837,680) ($ Thousands)		$2,788,623
Percentages are based on Net Assets of $2,800,389 ($ Thousands).
**	Rate shown is the 7-day effective yield as of August 31, 2018.
†	Investment in Affiliated Security.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2018, the value of these securities amounted to $326,914 ($ Thousands), representing 11.67% of the Net Assets of the Fund.

(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

AGM — Assured Guaranty Municipal

Cl — Class

GO — General Obligation

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

USD — United States Dollar

VAR — Variable Rate

The following is a list of the level of inputs used as of August 31, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total

Corporate Obligations	$–	$2,356,929	$–	$2,356,929
U.S. Treasury Obligations	–	268,012	–	268,012
Municipal Bonds	–	55,183	–	55,183
Sovereign Debt	–	47,458	–	47,458
Cash Equivalent	61,041	–	–	61,041

Total Investments in Securities	$61,041	$2,727,582	$–	$2,788,623

For the period ended August 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2018, there were no transfers between Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended August 31, 2018 ($ Thousands):

Security Description	Value 5/31/2018	Purchases at Cost	Proceeds from Sales	Value 08/31/2018	Dividend Income
SEI Daily Income Trust, Government Fund, CI F	$ 74,514	$ 491,524	$ (504,997)	$ 61,041	$ 310

14	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Dynamic Asset Allocation Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.2%

Consumer Discretionary — 12.3%
Advance Auto Parts Inc	7,600	$1,247
Amazon.com Inc *	40,600	81,716
AutoZone Inc *	2,700	2,071
Best Buy Co Inc	24,500	1,949
Booking Holdings Inc *	4,800	9,367
BorgWarner Inc	19,500	853
CarMax Inc *	18,300	1,428
Carnival Corp, Cl A	41,000	2,521
CBS Corp, Cl B	35,076	1,860
Charter Communications Inc, Cl A *	18,800	5,835
Chipotle Mexican Grill Inc, Cl A *	2,500	1,188
Comcast Corp, Cl A	463,100	17,130
Darden Restaurants Inc	12,200	1,416
Delphi Automotive PLC *	26,800	2,359
Discovery Inc, Cl A *	17,000	473
Discovery Inc, Cl C *	31,119	798
DISH Network Corp, Cl A *	23,600	834
Dollar General Corp	25,400	2,736
Dollar Tree Inc *	23,684	1,907
DR Horton Inc	35,600	1,585
Expedia Group Inc	12,400	1,618
Foot Locker Inc	11,700	577
Ford Motor Co	391,800	3,714
Gap Inc/The	22,300	677
Garmin Ltd	10,900	743
General Motors Co	127,100	4,582
Genuine Parts Co	14,651	1,463
Goodyear Tire & Rubber Co/The	23,100	524
H&R Block Inc	19,200	520
Hanesbrands Inc	37,300	654
Harley-Davidson Inc	17,300	737
Hasbro Inc	11,100	1,102
Hilton Worldwide Holdings Inc	27,900	2,166
Home Depot Inc/The	116,432	23,376
Interpublic Group of Cos Inc/The	38,600	901
Kohl’s Corp	16,700	1,321
L Brands Inc	23,800	629
Leggett & Platt Inc	13,400	609
Lennar Corp, Cl A	27,700	1,431
LKQ Corp *	32,200	1,112
Lowe’s Cos Inc	82,469	8,968
Macy’s Inc	31,400	1,148
Marriott International Inc/MD, Cl A	30,020	3,797
Mattel Inc	34,600	534
McDonald’s Corp	79,200	12,849
MGM Resorts International	49,900	1,447
Michael Kors Holdings Ltd *	15,000	1,089
Mohawk Industries Inc *	6,128	1,174
Netflix Inc *	43,800	16,104
Newell Brands Inc	48,199	1,047
News Corp	14,100	192

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
News Corp, Cl A	37,400	$489
NIKE Inc, Cl B	129,000	10,604
Nordstrom Inc	11,500	723
Norwegian Cruise Line Holdings Ltd *	20,400	1,094
Omnicom Group Inc	23,400	1,622
O’Reilly Automotive Inc *	8,200	2,750
PulteGroup Inc	26,200	732
PVH Corp	7,800	1,117
Ralph Lauren Corp, Cl A	5,300	704
Ross Stores Inc	38,200	3,659
Royal Caribbean Cruises Ltd	17,400	2,133
Starbucks Corp	138,600	7,408
Tapestry Inc	28,300	1,434
Target Corp	53,900	4,716
Tiffany & Co	10,600	1,300
TJX Cos Inc/The	63,500	6,983
Tractor Supply Co	12,300	1,086
TripAdvisor Inc *	10,200	554
Twenty-First Century Fox Inc, Cl A	106,000	4,812
Twenty-First Century Fox Inc, Cl B	44,600	2,003
Ulta Beauty Inc *	5,900	1,534
Under Armour Inc, Cl A *	17,300	354
Under Armour Inc, Cl C *	21,336	405
VF Corp	32,524	2,996
Viacom Inc, Cl B	34,800	1,019
Walt Disney Co/The	149,962	16,799
Whirlpool Corp	6,300	787
Wynn Resorts Ltd	8,600	1,276
Yum! Brands Inc	32,500	2,824

		319,995

Consumer Staples — 6.7%
Altria Group Inc	190,700	11,160
Archer-Daniels-Midland Co	56,400	2,843
Brown-Forman Corp, Cl B	26,600	1,389
Campbell Soup Co	19,000	750
Church & Dwight Co Inc	24,600	1,392
Clorox Co/The	13,100	1,899
Coca-Cola Co/The	386,300	17,217
Colgate-Palmolive Co	88,400	5,871
Conagra Brands Inc	40,600	1,492
Constellation Brands Inc, Cl A	17,000	3,539
Costco Wholesale Corp	44,000	10,258
Coty Inc, Cl A	48,679	602
CVS Health Corp	102,900	7,742
Estee Lauder Cos Inc/The, Cl A	22,500	3,153
General Mills Inc	58,100	2,673
Hershey Co/The	14,300	1,437
Hormel Foods Corp	27,800	1,088
JM Smucker Co/The	11,282	1,166
Kellogg Co	24,900	1,788
Kimberly-Clark Corp	35,100	4,056

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	1

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Kraft Heinz Co/The	59,966	$3,494
Kroger Co/The	80,800	2,545
McCormick & Co Inc/MD	12,500	1,561
Molson Coors Brewing Co, Cl B	18,300	1,221
Mondelez International Inc, Cl A	149,400	6,382
Monster Beverage Corp *	42,120	2,565
PepsiCo Inc	142,962	16,013
Philip Morris International Inc	156,700	12,205
Procter & Gamble Co/The	253,636	21,039
Sysco Corp	47,700	3,569
Tyson Foods Inc, Cl A	29,700	1,866
Walgreens Boots Alliance Inc	85,800	5,882
Walmart Inc	145,865	13,983

		173,840

Energy — 5.6%
Anadarko Petroleum Corp	51,300	3,304
Andeavor	14,200	2,170
Apache Corp	38,700	1,696
Baker Hughes a GE Co	42,900	1,414
Cabot Oil & Gas Corp, Cl A	45,600	1,087
Chevron Corp	192,800	22,839
Cimarex Energy Co	9,400	794
Concho Resources Inc *	19,200	2,633
ConocoPhillips	117,300	8,613
Devon Energy Corp	52,700	2,262
EOG Resources Inc	58,700	6,940
EQT Corp	24,800	1,265
Exxon Mobil Corp	426,200	34,168
Halliburton Co	89,400	3,566
Helmerich & Payne Inc	10,400	682
Hess Corp	25,700	1,731
HollyFrontier Corp	18,100	1,349
Kinder Morgan Inc/DE	189,777	3,359
Marathon Oil Corp	86,400	1,859
Marathon Petroleum Corp	46,610	3,836
National Oilwell Varco Inc	38,600	1,817
Newfield Exploration Co *	18,700	510
Noble Energy Inc	50,000	1,486
Occidental Petroleum Corp	77,500	6,190
ONEOK Inc	41,900	2,762
Phillips 66	42,200	5,001
Pioneer Natural Resources Co	17,400	3,040
Schlumberger Ltd	138,937	8,775
TechnipFMC PLC	44,400	1,360
Valero Energy Corp	43,600	5,140
Williams Cos Inc/The	119,500	3,536

		145,184

Financials — 13.0%
Affiliated Managers Group Inc	5,100	745
Aflac Inc	77,600	3,588

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Allstate Corp/The	35,500	$3,570
American Express Co	71,700	7,599
American International Group Inc	90,200	4,796
Ameriprise Financial Inc	14,400	2,044
Aon PLC	24,500	3,566
Arthur J Gallagher & Co	18,800	1,356
Assurant Inc	5,000	514
Bank of America Corp	949,200	29,359
Bank of New York Mellon Corp/The	101,600	5,298
BB&T Corp	77,700	4,014
Berkshire Hathaway Inc, Cl B *	193,800	40,450
BlackRock Inc, Cl A	12,341	5,912
Brighthouse Financial Inc *	10,845	450
Capital One Financial Corp	48,900	4,846
Cboe Global Markets Inc	11,400	1,149
Charles Schwab Corp/The	121,500	6,171
Chubb Ltd	46,826	6,333
Cincinnati Financial Corp	14,800	1,135
Citigroup Inc	257,200	18,323
Citizens Financial Group Inc	49,000	2,017
CME Group Inc, Cl A	34,400	6,011
Comerica Inc	17,600	1,716
Discover Financial Services	35,100	2,742
E*TRADE Financial Corp *	27,100	1,595
Everest Re Group Ltd	4,300	959
Fifth Third Bancorp	67,500	1,987
Franklin Resources Inc	31,600	1,003
Goldman Sachs Group Inc/The	35,400	8,419
Hartford Financial Services Group Inc/The	36,350	1,831
Huntington Bancshares Inc/OH	110,300	1,788
Intercontinental Exchange Inc	58,545	4,463
Invesco Ltd	40,300	971
Jefferies Financial Group Inc	29,300	680
JPMorgan Chase & Co	342,800	39,278
KeyCorp	108,099	2,278
Lincoln National Corp	22,100	1,449
Loews Corp	27,300	1,373
M&T Bank Corp	14,621	2,590
Marsh & McLennan Cos Inc	51,000	4,316
MetLife Inc	102,800	4,718
Moody’s Corp	16,947	3,017
Morgan Stanley	138,200	6,748
MSCI Inc, Cl A	8,900	1,604
Nasdaq Inc	11,500	1,098
Northern Trust Corp	21,400	2,300
People’s United Financial Inc	35,400	655
PNC Financial Services Group Inc/The	47,600	6,833
Principal Financial Group Inc	26,600	1,468
Progressive Corp/The	57,900	3,910
Prudential Financial Inc	42,200	4,146
Raymond James Financial Inc	13,400	1,247
Regions Financial Corp	114,400	2,226

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
S&P Global Inc	25,400	$5,259
SunTrust Banks Inc	46,600	3,428
SVB Financial Group *	5,400	1,743
Synchrony Financial	72,911	2,309
T Rowe Price Group Inc	24,300	2,816
Torchmark Corp	11,100	976
Travelers Cos Inc/The	27,100	3,566
Unum Group	21,700	800
US Bancorp	157,100	8,501
Wells Fargo & Co	442,500	25,877
Willis Towers Watson PLC	13,195	1,943
XL Group Ltd	26,700	1,532
Zions Bancorporation	20,700	1,103

		338,507

Health Care — 13.6%
Abbott Laboratories	177,139	11,840
AbbVie Inc	152,800	14,666
ABIOMED Inc *	4,300	1,748
Aetna Inc	33,118	6,633
Agilent Technologies Inc	32,900	2,222
Alexion Pharmaceuticals Inc *	22,600	2,763
Align Technology Inc *	7,300	2,821
Allergan PLC	33,900	6,499
AmerisourceBergen Corp	16,161	1,454
Amgen Inc	67,100	13,407
Anthem Inc	25,800	6,830
Baxter International Inc	49,738	3,699
Becton Dickinson and Co	26,937	7,054
Biogen Inc *	21,200	7,494
Boston Scientific Corp *	137,700	4,897
Bristol-Myers Squibb Co	164,300	9,948
Cardinal Health Inc	31,000	1,618
Celgene Corp *	71,100	6,715
Centene Corp *	20,500	3,003
Cerner Corp *	31,700	2,064
Cigna Corp	24,400	4,596
Cooper Cos Inc/The	4,900	1,253
Danaher Corp	62,200	6,440
DaVita Inc *	14,700	1,019
DENTSPLY SIRONA Inc	22,700	906
Edwards Lifesciences Corp *	21,500	3,101
Eli Lilly & Co	95,900	10,132
Envision Healthcare Corp *	11,797	535
Express Scripts Holding Co *	56,800	5,000
Gilead Sciences Inc	130,656	9,895
HCA Healthcare Inc	27,800	3,728
Henry Schein Inc *	15,200	1,181
Hologic Inc *	27,400	1,089
Humana Inc	13,800	4,599
IDEXX Laboratories Inc *	8,900	2,261
Illumina Inc *	14,800	5,251

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Incyte Corp *	18,300	$1,353
Intuitive Surgical Inc *	11,500	6,440
IQVIA Holdings Inc *	15,200	1,932
Johnson & Johnson	270,000	36,366
Laboratory Corp of America Holdings *	10,354	1,790
McKesson Corp	20,300	2,614
Medtronic PLC	136,455	13,156
Merck & Co Inc	271,300	18,608
Mettler-Toledo International Inc *	2,500	1,461
Mylan NV *	52,400	2,050
Nektar Therapeutics, Cl A *	16,100	1,071
PerkinElmer Inc	11,300	1,044
Perrigo Co PLC	12,900	987
Pfizer Inc	590,196	24,505
Quest Diagnostics Inc	13,500	1,485
Regeneron Pharmaceuticals Inc *	7,900	3,213
ResMed Inc	14,500	1,615
Stryker Corp	32,500	5,506
Thermo Fisher Scientific Inc	40,400	9,660
UnitedHealth Group Inc	96,700	25,960
Universal Health Services Inc, Cl B	8,600	1,119
Varian Medical Systems Inc *	9,200	1,031
Vertex Pharmaceuticals Inc *	25,400	4,684
Waters Corp *	8,000	1,516
Zimmer Biomet Holdings Inc	20,300	2,510
Zoetis Inc, Cl A	48,867	4,427

		354,464

Industrials — 9.2%
3M Co	59,800	12,613
Alaska Air Group Inc	12,700	857
Allegion PLC	9,733	849
American Airlines Group Inc	42,200	1,708
AMETEK Inc	23,500	1,809
AO Smith Corp	14,300	831
Arconic Inc	41,066	919
Boeing Co/The	55,200	18,922
Caterpillar Inc	60,100	8,345
CH Robinson Worldwide Inc	13,900	1,335
Cintas Corp	8,800	1,878
Copart Inc *	20,600	1,325
CSX Corp	88,700	6,578
Cummins Inc	15,700	2,226
Deere & Co	32,600	4,688
Delta Air Lines Inc	64,700	3,784
Dover Corp	15,600	1,340
Eaton Corp PLC	43,901	3,650
Emerson Electric Co	63,800	4,895
Equifax Inc	12,200	1,634
Expeditors International of Washington Inc	17,900	1,312
Fastenal Co	28,600	1,669
FedEx Corp	24,849	6,062

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	3

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Flowserve Corp	12,100	$631
Fluor Corp	14,400	827
Fortive Corp	31,250	2,624
Fortune Brands Home & Security Inc	14,400	763
General Dynamics Corp	27,800	5,376
General Electric Co	875,492	11,329
Harris Corp	11,800	1,918
Honeywell International Inc	75,300	11,977
Huntington Ingalls Industries Inc	4,400	1,076
IHS Markit Ltd *	35,000	1,925
Illinois Tool Works Inc	30,856	4,285
Ingersoll-Rand PLC	25,200	2,552
Jacobs Engineering Group Inc	11,800	858
JB Hunt Transport Services Inc	8,500	1,026
Johnson Controls International plc	92,204	3,483
Kansas City Southern	10,400	1,206
L3 Technologies Inc	7,800	1,667
Lockheed Martin Corp	24,924	7,986
Masco Corp	30,400	1,154
Nielsen Holdings PLC	34,800	905
Norfolk Southern Corp	28,600	4,972
Northrop Grumman Corp	17,600	5,253
PACCAR Inc	35,900	2,456
Parker-Hannifin Corp	13,600	2,388
Pentair PLC	15,946	693
Quanta Services Inc *	14,400	498
Raytheon Co	29,100	5,804
Republic Services Inc, Cl A	22,200	1,629
Robert Half International Inc	12,800	1,001
Rockwell Automation Inc	12,900	2,334
Rockwell Collins Inc	16,700	2,270
Roper Technologies Inc	10,500	3,133
Snap-on Inc	5,600	990
Southwest Airlines Co	53,700	3,292
Stanley Black & Decker Inc	15,400	2,164
Stericycle Inc *	8,300	512
Textron Inc	25,100	1,733
TransDigm Group Inc *	4,900	1,715
Union Pacific Corp	78,200	11,778
United Continental Holdings Inc *	23,500	2,054
United Parcel Service Inc, Cl B	69,800	8,577
United Rentals Inc *	8,400	1,309
United Technologies Corp	74,700	9,838
Verisk Analytics Inc, Cl A *	15,800	1,882
Waste Management Inc	39,900	3,627
WW Grainger Inc	5,200	1,841
Xylem Inc/NY	18,200	1,382

		237,922

Information Technology — 25.3%
Accenture PLC, Cl A	64,800	10,956
Activision Blizzard Inc	76,600	5,523

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Adobe Systems Inc *	49,600	$13,070
Advanced Micro Devices Inc *	81,700	2,056
Akamai Technologies Inc *	17,200	1,292
Alliance Data Systems Corp	4,700	1,121
Alphabet Inc, Cl A *	30,045	37,009
Alphabet Inc, Cl C *	30,622	37,303
Amphenol Corp, Cl A	30,800	2,913
Analog Devices Inc	37,836	3,740
ANSYS Inc *	8,500	1,581
Apple Inc	495,100	112,700
Applied Materials Inc	102,000	4,388
Arista Networks Inc *	4,800	1,435
Autodesk Inc *	21,700	3,349
Automatic Data Processing Inc	44,600	6,545
Broadcom Inc	40,293	8,825
Broadridge Financial Solutions Inc	12,100	1,635
CA Inc	31,500	1,380
Cadence Design Systems Inc *	29,400	1,383
Cisco Systems Inc	474,400	22,662
Citrix Systems Inc *	13,100	1,494
Cognizant Technology Solutions Corp, Cl A	59,300	4,651
Corning Inc	83,400	2,795
DXC Technology Co	29,138	2,654
eBay Inc *	93,300	3,229
Electronic Arts Inc *	30,800	3,493
F5 Networks Inc *	6,000	1,135
Facebook Inc, Cl A *	241,500	42,439
Fidelity National Information Services Inc	33,100	3,580
Fiserv Inc *	41,000	3,283
FleetCor Technologies Inc *	9,200	1,966
FLIR Systems Inc	13,300	835
Gartner Inc *	9,200	1,378
Global Payments Inc	15,912	1,982
Hewlett Packard Enterprise Co	153,300	2,534
HP Inc	163,500	4,030
Intel Corp	470,200	22,772
International Business Machines Corp	86,058	12,606
Intuit Inc	24,500	5,377
IPG Photonics Corp *	4,000	702
Juniper Networks Inc	34,500	981
KLA-Tencor Corp	15,623	1,816
Lam Research Corp	16,687	2,888
Mastercard Inc, Cl A	92,500	19,939
Microchip Technology Inc	23,400	2,013
Micron Technology Inc *	116,700	6,129
Microsoft Corp	773,800	86,921
Motorola Solutions Inc	16,467	2,114
NetApp Inc	26,700	2,318
NVIDIA Corp	61,200	17,178
Oracle Corp	300,500	14,598
Paychex Inc	32,000	2,344
PayPal Holdings Inc *	112,500	10,387

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Qorvo Inc *	12,700	$1,017
QUALCOMM Inc	149,000	10,238
Red Hat Inc *	18,100	2,674
Salesforce.com *	71,100	10,856
Seagate Technology PLC	28,500	1,526
Skyworks Solutions Inc	18,100	1,653
Symantec Corp	64,900	1,308
Synopsys Inc *	15,100	1,542
Take-Two Interactive Software Inc *	11,600	1,549
TE Connectivity Ltd	34,800	3,191
Texas Instruments Inc	98,500	11,071
Total System Services Inc	16,800	1,632
Twitter Inc *	66,000	2,322
VeriSign Inc *	9,800	1,554
Visa Inc, Cl A	180,200	26,470
Western Digital Corp	30,403	1,923
Western Union Co/The	45,200	855
Xerox Corp	19,675	548
Xilinx Inc	25,900	2,016

		657,372

Materials — 2.4%
Air Products & Chemicals Inc	21,800	3,625
Albemarle Corp	10,900	1,041
Avery Dennison Corp	9,100	957
Ball Corp	35,400	1,483
CF Industries Holdings Inc	24,100	1,252
DowDuPont Inc	234,015	16,411
Eastman Chemical Co	14,200	1,378
Ecolab Inc	26,100	3,928
FMC Corp	13,600	1,162
Freeport-McMoRan Inc, Cl B	135,600	1,905
International Flavors & Fragrances Inc	7,800	1,016
International Paper Co	41,600	2,127
LyondellBasell Industries NV, Cl A	32,200	3,632
Martin Marietta Materials Inc	6,400	1,272
Mosaic Co/The	36,100	1,129
Newmont Mining Corp	53,200	1,651
Nucor Corp	31,800	1,987
Packaging Corp of America	9,500	1,044
PPG Industries Inc	25,000	2,763
Praxair Inc	28,864	4,566
Sealed Air Corp	17,200	690
Sherwin-Williams Co/The	8,275	3,770
Vulcan Materials Co	13,200	1,463
WestRock Co	26,541	1,462

		61,714

Real Estate — 2.6%
Alexandria Real Estate Equities Inc ‡	10,500	1,348
American Tower Corp, Cl A ‡	44,747	6,673

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Apartment Investment & Management Co, Cl A ‡	16,000	$701
AvalonBay Communities Inc ‡	13,900	2,548
Boston Properties Inc ‡	15,500	2,022
Brookfield Property Partners LP	23,650	472
CBRE Group Inc, Cl A *	30,600	1,494
Crown Castle International Corp ‡	41,700	4,755
Digital Realty Trust Inc ‡	20,700	2,573
Duke Realty Corp ‡	36,700	1,045
Equinix Inc ‡	8,057	3,514
Equity Residential ‡	37,500	2,541
Essex Property Trust Inc ‡	6,600	1,625
Extra Space Storage Inc ‡	12,500	1,153
Federal Realty Investment Trust ‡	7,200	940
Four Corners Property Trust Inc ‡	1	—
HCP Inc ‡	46,500	1,257
Host Hotels & Resorts Inc ‡	74,485	1,604
Iron Mountain Inc ‡	27,671	999
Kimco Realty Corp ‡	40,400	691
Macerich Co/The	10,200	599
Mid-America Apartment Communities Inc ‡	11,200	1,160
Prologis Inc ‡	63,499	4,266
Public Storage ‡	15,300	3,252
Realty Income Corp ‡	28,400	1,663
Regency Centers Corp ‡	15,200	1,004
SBA Communications Corp, Cl A *‡	11,700	1,816
Simon Property Group Inc ‡	31,400	5,747
SL Green Realty Corp ‡	9,100	950
UDR Inc ‡	27,600	1,103
Ventas Inc ‡	35,800	2,143
Vornado Realty Trust ‡	17,200	1,324
Welltower Inc ‡	36,900	2,462
Weyerhaeuser Co ‡	76,227	2,646

		68,090

Telecommunication Services — 1.8%
AT&T Inc	732,719	23,403
CenturyLink Inc	98,915	2,113
Verizon Communications Inc	416,800	22,661

		48,177

Utilities — 2.7%
AES Corp/VA	64,700	871
Alliant Energy Corp	22,800	977
Ameren Corp	24,600	1,555
American Electric Power Co Inc	49,300	3,536
American Water Works Co Inc	18,100	1,584
CenterPoint Energy Inc	42,700	1,187
CMS Energy Corp	28,600	1,408
Consolidated Edison Inc	31,300	2,471
Dominion Energy Inc	65,600	4,643
DTE Energy Co	18,000	2,001

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	5

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Duke Energy Corp	70,530	$5,730
Edison International	32,800	2,156
Entergy Corp	18,300	1,530
Evergy Inc	27,699	1,580
Eversource Energy	31,800	1,985
Exelon Corp	96,900	4,236
FirstEnergy Corp	45,300	1,693
NextEra Energy Inc	47,300	8,046
NiSource Inc	33,100	896
NRG Energy Inc	31,000	1,097
PG&E Corp	52,500	2,424
Pinnacle West Capital Corp	11,500	903
PPL Corp	69,700	2,073
Public Service Enterprise Group Inc	50,900	2,665
SCANA Corp	13,800	529
Sempra Energy	26,100	3,030
Southern Co/The	101,700	4,452
WEC Energy Group Inc	31,762	2,146

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Xcel Energy Inc	51,800	$2,489

		69,893

Total Common Stock (Cost $1,314,962) ($ Thousands)		2,475,158

EXCHANGE TRADED FUND — 3.9%

Exchange Traded Fund — 3.9%
SPDR S&P 500 ETF Trust**	345,583	100,326

Total Exchange Traded Fund (Cost $91,128) ($ Thousands)		100,326

Total Investments in Securities— 99.1% (Cost $1,406,090) ($ Thousands)		$2,575,484

	Contracts

PURCHASED OPTION*(A) — 0.3%

Total Purchased Option (Cost $6,951) ($ Thousands)	2,550,870,000	$6,749

A list of the open options contracts held by the Fund at August 31, 2018, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED OPTION — 0.3%

Call Options
CMS ONE LOOK OPTION*	2,550,870,000	$2,356	$0.14	07/31/21	$6,749

Total Purchased Option		$2,356			$6,749

A list of the open futures contracts held by the Fund at August 31, 2018, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
S&P 500 Index E-MINI	163	Sep-2018	$23,118	$23,651	$533

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Dynamic Asset Allocation Fund (Continued)

A list of the open forward foreign currency contracts held by the Fund at August 31, 2018, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	10/11/18	EUR	213,235	USD	248,796	$(58)
Bank of America	01/09/19	USD	15,767	SAR	59,141	3
Bank of America	01/09/19	SAR	546,018	USD	145,024	(575)
Barclays PLC	10/11/18	EUR	4,909	USD	5,725	(4)
BNP Paribas	10/11/18	JPY	145,260	USD	1,323	8
Deutsche Bank	10/11/18	USD	8,937	JPY	991,410	32
Goldman Sachs	10/11/18	USD	5,481	JPY	605,745	(1)
Goldman Sachs	10/11/18	JPY	669,530	USD	6,012	(45)
JPMorgan Chase Bank	10/11/18	USD	7,407	JPY	814,790	(36)
Morgan Stanley	10/11/18	EUR	4,574	USD	5,394	56
Standard Chartered	10/11/18	USD	249,345	JPY	27,316,869	(2,234)

						$(2,854)

A list of the open OTC swap agreements held by the Fund at August 31, 2018, is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
BNP Paribas	Bloomberg Commodity Index Total Return	BLOOMBERG COMMODITY INDEX TOTAL RETURN	USD T-BILL AUCTION HIGH RATE + 11 BPS	Quarterly	05/10/2019	USD	1,329	$(1,412)	$–	$(1,412)
Morgan Stanley	Russell 1000 Growth Total Return	RUSSELL 1000 GROWTH TOTAL RETURN	INDEX RETURN	Quarterly	09/18/2018	USD	288,950	(14,708)	–	(14,708)
Morgan Stanley	Russell 1000 Value Index Total Return	RUSSELL 1000 VALUE INDEX TOTAL RETURN	3-MONTH USD - LIBOR PLUS 30 BPS	Quarterly	09/18/2018	USD	(256,319)	9,236	–	9,236
HSBC	Russell 1000 Growth Total Return	RUSSELL 1000 GROWTH TOTAL RETURN	INDEX RETURN	Quarterly	04/23/2019	USD	136,703	(5,248)	–	(5,248)
HSBC	Russell 1000 Value Index Total Return	RUSSELL 1000 VALUE INDEX TOTAL RETURN	3-MONTH USD - LIBOR PLUS 20 BPS	Quarterly	04/23/2019	USD	(129,085)	3,672	–	3,672

								$(8,460)	$–	$(8,460)

Percentages are based on Net Assets of $2,599,040 ($ Thousands).
*	Non-income producing security.
**	Security is held by the DAA Commodity Strategy Subsidiary, ltd. as of August 31, 2018.
‡	Real Estate Investment Trust.
(A)	Refer to table below for details on Options Contracts.

Cl – Class

ETF – Exchange-Traded Fund

EUR – Euro

JPY – Japanese Yen

LP – Limited Partnership

MSCI – Morgan Stanley Capital International

PLC – Public Limited Company

SAR – Saudi Riyal

S&P – Standard & Poor’s

SPDR – Standard & Poor’s Depository Receipt

USD – United States Dollar

The following is a list of the level of inputs used as of August 31, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stock	$2,475,158	$–	$–	$2,475,158
Exchange Traded Fund	100,326	–	–	100,326

Total Investments in Securities	$2,575,484	$–	$–	$2,575,484

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	7

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Dynamic Asset Allocation Fund (Continued)

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Purchased Options	$6,749	$—	$—	$6,749
Futures Contracts *
Unrealized Appreciation	533	—	—	533
Forwards Contracts *
Unrealized Appreciation	—	99	—	99
Unrealized Depreciation	—	(2,953)	—	(2,953)
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	—	12,908	—	12,908
Unrealized Depreciation	—	(21,368)	—	(21,368)

Total Other Financial Instruments	$7,282	$(11,314)	$—	$(4,032)

* Futures contracts, forwards contracts, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended August 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2018, there were no transfers between Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Multi-Asset Real Return Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 66.7%
U.S. Treasury Bills **
2.203%, 05/23/2019 (A)	$25,944	$25,512
2.177%, 02/28/2019 (A)	72,000	71,214
2.129%, 01/17/2019 (A)	11,851	11,755
2.047%, 11/29/2018 (A)	8,660	8,617
1.971%, 10/18/2018 (A)	24,431	24,372
U.S. Treasury Inflation-Protected Securities
1.250%, 07/15/2020 (B)	77,927	78,909
0.625%, 07/15/2021 (B)	119,651	119,679
0.625%, 04/15/2023 (B)	44,526	44,270
0.375%, 07/15/2023	6,957	6,868
0.375%, 07/15/2025	22,229	21,754
0.125%, 04/15/2019 (B)	6,137	6,089
0.125%, 04/15/2020 (B)	60,936	60,153
0.125%, 04/15/2021 (B)	22,336	21,922
0.125%, 01/15/2022	2,405	2,355
0.125%, 04/15/2022 (B)	40,351	39,384
0.125%, 07/15/2022	30,754	30,155
0.125%, 01/15/2023	15,143	14,751
0.125%, 07/15/2024 (B)	21,740	21,068
0.125%, 07/15/2026	5,477	5,229

Total U.S. Treasury Obligations (Cost $620,353) ($ Thousands)		614,056

	Shares

COMMON STOCK — 29.1%

Consumer Staples — 7.4%
Altria Group Inc (C)	67,706	3,962
Andersons Inc/The	1,800	74
Archer-Daniels-Midland Co	22,005	1,109
B&G Foods Inc, Cl A	2,371	76
Boston Beer Co Inc/The, Cl A *	150	45
Brown-Forman Corp, Cl A	1,899	100
Brown-Forman Corp, Cl B	9,377	490
Bunge Ltd	5,344	347
Calavo Growers Inc	956	101
Cal-Maine Foods Inc	550	27
Campbell Soup Co	6,802	268
Casey’s General Stores Inc	1,803	206
Central Garden & Pet Co, Cl A *	622	23
Church & Dwight Co Inc	8,873	502
Clorox Co/The	4,791	695
Coca-Cola Co/The (C)	138,754	6,184
Colgate-Palmolive Co	31,288	2,078
Conagra Brands Inc	14,667	539
Constellation Brands Inc, Cl A	5,776	1,203
Costco Wholesale Corp	16,792	3,915
Coty Inc, Cl A	17,168	212
CVS Health Corp	13,549	1,019
Darling Ingredients Inc *	6,164	122
Dean Foods Co	3,228	25

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Edgewell Personal Care Co *	1,866	$105
elf Beauty Inc *	3,241	45
Energizer Holdings Inc	2,887	184
Estee Lauder Cos Inc/The, Cl A	8,332	1,167
Flowers Foods Inc	7,713	155
Fresh Del Monte Produce Inc	1,211	45
Freshpet Inc *	2,700	100
General Mills Inc	22,537	1,037
Hain Celestial Group Inc/The *	5,366	153
Herbalife Nutrition Ltd *	4,812	272
Hershey Co/The	5,299	533
Hormel Foods Corp	9,630	377
Hostess Brands Inc, Cl A *	3,430	40
Ingles Markets Inc, Cl A	1,647	59
Ingredion Inc	2,785	281
Inter Parfums Inc	1,700	111
J&J Snack Foods Corp	753	110
JM Smucker Co/The	4,327	447
John B Sanfilippo & Son Inc	1,000	73
Kellogg Co	9,217	662
Keurig Dr Pepper Inc	6,795	155
Kimberly-Clark Corp	13,395	1,548
Kraft Heinz Co/The	22,344	1,302
Kroger Co/The	30,876	973
Lamb Weston Holdings Inc	6,109	413
Lancaster Colony Corp	1,250	195
McCormick & Co Inc/MD	4,771	596
Medifast Inc	400	92
MGP Ingredients Inc	900	69
Molson Coors Brewing Co, Cl B	6,324	422
Mondelez International Inc, Cl A	53,299	2,277
Monster Beverage Corp *	15,352	935
National Beverage Corp *	467	55
Nu Skin Enterprises Inc, Cl A	1,898	151
PepsiCo Inc	51,666	5,787
Performance Food Group Co *	4,505	149
Philip Morris International Inc	56,241	4,381
Pilgrim’s Pride Corp *	4,022	74
Pinnacle Foods Inc	4,834	321
Post Holdings Inc *	2,345	228
PriceSmart Inc	1,650	143
Procter & Gamble Co/The (C)	92,051	7,636
Revlon Inc, Cl A *	2,497	54
Rite Aid Corp *	63,181	87
Sanderson Farms Inc	599	63
Seaboard Corp	21	77
SpartanNash Co	1,378	29
Spectrum Brands Holdings Inc	1,776	154
Sprouts Farmers Market Inc *	5,301	140
SUPERVALU Inc *	1,447	47
Sysco Corp	17,754	1,328
TreeHouse Foods Inc *	2,853	149

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	1

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Tyson Foods Inc, Cl A (C)	10,837	$681
United Natural Foods Inc *	1,816	65
Universal Corp/VA	978	59
US Foods Holding Corp *	7,864	256
USANA Health Sciences Inc *	500	66
Vector Group Ltd	4,825	75
Walgreens Boots Alliance Inc	31,702	2,174
Walmart Inc	52,628	5,045
WD-40 Co	973	173

		67,902

Energy — 6.9%
Anadarko Petroleum Corp	19,689	1,268
Andeavor (C)	5,609	857
Antero Resources Corp *	9,853	182
Apache Corp	15,489	679
Apergy Corp *	2,600	118
Arch Coal Inc	600	53
Archrock Inc	7,000	89
Baker Hughes a GE Co	16,262	536
C&J Energy Services Inc *	1,814	38
Cabot Oil & Gas Corp, Cl A	17,048	406
Cactus Inc, Cl A *	2,200	75
California Resources Corp *	1,200	50
Callon Petroleum Co *	9,327	105
Carrizo Oil & Gas Inc *	3,100	75
Centennial Resource Development Inc/DE, Cl A *	8,179	158
Cheniere Energy Inc *	7,890	528
Chesapeake Energy Corp *	35,768	158
Chevron Corp (C)	72,994	8,647
Cimarex Energy Co	3,787	320
CNX Resources Corp *	9,838	157
Concho Resources Inc *	7,657	1,050
ConocoPhillips	45,435	3,336
CONSOL Energy Inc *	1,139	49
Continental Resources Inc/OK *	3,406	225
Covia Holdings Corp *	2,580	29
Delek US Holdings Inc	3,857	210
Denbury Resources Inc *	12,300	69
Devon Energy Corp	20,565	883
Diamond Offshore Drilling Inc *	2,200	38
Diamondback Energy Inc	3,952	479
Dril-Quip Inc *	1,412	74
Energen Corp *	3,542	275
EOG Resources Inc	22,417	2,650
EQT Corp	10,009	511
Extraction Oil & Gas Inc *	4,943	57
Exxon Mobil Corp (C)	161,468	12,945
Forum Energy Technologies Inc *	4,413	53
GasLog Ltd	3,100	52
Golar LNG Ltd	5,023	128

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Green Plains Inc	4,100	$73
Gulfport Energy Corp *	7,242	85
Halcon Resources Corp *	6,800	31
Halliburton Co	33,774	1,347
Helix Energy Solutions Group Inc *	7,800	73
Helmerich & Payne Inc	4,639	304
Hess Corp	10,867	732
HollyFrontier Corp	6,247	466
Jagged Peak Energy Inc *	5,900	78
Keane Group Inc *	3,400	42
Kinder Morgan Inc/DE	74,650	1,321
Kosmos Energy Ltd *	13,416	121
Laredo Petroleum Inc *	6,709	56
Marathon Oil Corp	33,128	713
Marathon Petroleum Corp	17,985	1,480
Matador Resources Co *	4,236	139
McDermott International Inc *	7,525	146
Murphy Oil Corp	6,742	208
Nabors Industries Ltd	13,549	84
National Oilwell Varco Inc	14,449	680
Newfield Exploration Co *	8,397	229
Newpark Resources Inc *	6,134	64
Noble Corp plc *	12,800	78
Noble Energy Inc	18,575	552
Oasis Petroleum Inc *	10,721	144
Occidental Petroleum Corp	29,712	2,373
Ocean Rig UDW Inc, Cl A *	1,900	51
Oceaneering International Inc	4,332	122
Oil States International Inc *	2,330	79
ONEOK Inc	15,346	1,011
Parsley Energy Inc, Cl A *	9,705	270
Patterson-UTI Energy Inc	10,565	181
PBF Energy Inc, Cl A	4,771	248
PDC Energy Inc *	2,617	138
Peabody Energy Corp	2,175	90
Phillips 66	16,182	1,918
Pioneer Natural Resources Co	6,384	1,115
ProPetro Holding Corp *	4,500	68
QEP Resources Inc *	12,406	124
Range Resources Corp	9,071	149
Resolute Energy Corp *	1,587	52
Ring Energy Inc *	3,910	46
Rowan Cos Plc, Cl A *	5,196	73
RPC Inc	4,572	63
Schlumberger Ltd	52,888	3,340
Scorpio Tankers Inc	21,413	41
SEACOR Holdings Inc *	1,200	62
SemGroup Corp, Cl A	3,210	78
Ship Finance International Ltd	5,800	82
SM Energy Co	4,237	127
Southwestern Energy Co *	19,578	110
SRC Energy Inc *	9,836	92

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Superior Energy Services Inc *	7,819	$70
Targa Resources Corp	9,354	515
Transocean Ltd *(C)	18,200	220
Unit Corp *	3,329	88
US Silica Holdings Inc	3,469	74
Valero Energy Corp (C)	16,836	1,985
Weatherford International PLC *	45,621	110
Whiting Petroleum Corp *	3,558	181
WildHorse Resource Development Corp *	1,807	39
Williams Cos Inc/The	32,539	963
World Fuel Services Corp	2,926	82
WPX Energy Inc *	17,730	338

		63,626

Financials — 0.0%
VICI Properties Inc ‡	8,200	172

Health Care — 6.0%
Abbott Laboratories	22,159	1,481
AbbVie Inc	21,225	2,037
ABIOMED Inc *	626	255
Acadia Healthcare Co Inc *	1,145	48
ACADIA Pharmaceuticals Inc *	3,200	46
Aerie Pharmaceuticals Inc *	1,087	67
Aetna Inc	4,583	918
Agilent Technologies Inc	5,344	361
Agios Pharmaceuticals Inc *	700	57
Alexion Pharmaceuticals Inc *	3,107	380
Align Technology Inc *	1,069	413
Alkermes PLC *	2,589	116
Allergan PLC	4,377	839
Alnylam Pharmaceuticals Inc *	1,199	147
Amedisys Inc *	900	113
AmerisourceBergen Corp	2,538	228
Amgen Inc (C)	9,163	1,831
Amicus Therapeutics Inc *	3,207	43
AMN Healthcare Services Inc *	1,500	87
Anthem Inc	3,281	869
Array BioPharma Inc *	2,437	38
Arrowhead Pharmaceuticals Inc *	223	3
athenahealth Inc *	407	63
Avanos Medical Inc *	1,463	105
Baxter International Inc (C)	7,359	547
Becton Dickinson and Co	3,476	910
Biogen Inc *	2,827	999
BioMarin Pharmaceutical Inc *	2,752	275
Bio-Rad Laboratories Inc, Cl A *	518	169
Bio-Techne Corp	450	86
Bluebird Bio Inc *	603	101
Blueprint Medicines Corp *	560	43
Boston Scientific Corp *	18,980	675

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Bristol-Myers Squibb Co	21,130	$1,279
Brookdale Senior Living Inc, Cl A *	3,883	39
Bruker Corp	900	32
Cambrex Corp *	1,000	67
Cantel Medical Corp	300	29
Cardinal Health Inc	3,881	203
Catalent Inc *	2,744	115
Celgene Corp *	9,619	909
Centene Corp *	2,752	403
Cerner Corp *	4,014	261
Charles River Laboratories International Inc *	747	92
Chemed Corp	220	71
Cigna Corp	3,346	630
Cooper Cos Inc/The	828	212
Danaher Corp	8,488	879
DaVita Inc *	2,062	143
DENTSPLY SIRONA Inc	3,848	154
DexCom Inc *	1,400	202
Diplomat Pharmacy Inc *	2,100	43
Edwards Lifesciences Corp *	2,860	413
Eli Lilly & Co	12,621	1,333
Emergent BioSolutions Inc *	1,200	74
Encompass Health Corp	2,122	173
Endo International PLC *	5,500	94
Ensign Group Inc/The	1,321	52
Envision Healthcare Corp *	2,122	96
Exact Sciences Corp *	1,261	94
Exelixis Inc *	4,199	79
Express Scripts Holding Co *	7,832	689
FibroGen Inc *	1,414	86
Gilead Sciences Inc (C)	17,226	1,305
Global Blood Therapeutics Inc *	600	29
Globus Medical Inc, Cl A *	900	48
Haemonetics Corp *	672	75
Halozyme Therapeutics Inc *	3,832	71
HCA Healthcare Inc	4,057	544
HealthEquity Inc *	600	57
Henry Schein Inc *	2,203	171
Heron Therapeutics Inc *	1,316	51
Hill-Rom Holdings Inc	1,349	131
HMS Holdings Corp *	3,200	103
Hologic Inc *	4,820	192
Horizon Pharma Plc *	1,472	31
Humana Inc	1,880	627
ICU Medical Inc *	326	100
IDEXX Laboratories Inc *	1,350	343
Illumina Inc *	2,121	753
Immunomedics Inc *	2,256	60
Incyte Corp *	2,645	195
Insmed Inc *	2,227	44
Insulet Corp *	622	65

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	3

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Integra LifeSciences Holdings Corp *	572	$34
Intuitive Surgical Inc *	1,539	862
Ionis Pharmaceuticals Inc *	2,124	97
IQVIA Holdings Inc *	2,282	290
Ironwood Pharmaceuticals Inc, Cl A *	1,272	24
Jazz Pharmaceuticals PLC *	631	108
Johnson & Johnson (C)	33,994	4,579
Laboratory Corp of America Holdings *	1,810	313
Ligand Pharmaceuticals Inc *	222	58
LivaNova PLC *	1,243	156
Loxo Oncology Inc *	425	72
Madrigal Pharmaceuticals Inc *	185	44
Magellan Health Inc *	700	51
Mallinckrodt PLC *	1,550	53
Masimo Corp *	908	107
McKesson Corp	2,663	343
Medicines Co/The *	650	26
Medidata Solutions Inc *	571	49
MEDNAX Inc *	1,219	58
Medtronic PLC	17,330	1,671
Merck & Co Inc	34,901	2,394
Mettler-Toledo International Inc *	471	275
Molina Healthcare Inc *	762	105
Mylan NV *	6,995	274
National HealthCare Corp	1,700	131
Nektar Therapeutics, Cl A *	2,416	161
Neogen Corp *	497	46
Neurocrine Biosciences Inc *	1,213	149
NuVasive Inc *	1,300	91
Omnicell Inc *	550	38
Patterson Cos Inc	2,478	56
Penumbra Inc *	250	35
PerkinElmer Inc	1,048	97
Perrigo Co PLC	2,329	178
Pfizer Inc	75,810	3,148
Portola Pharmaceuticals Inc, Cl A *	1,363	41
PRA Health Sciences Inc *	802	85
Premier Inc, Cl A *	672	30
QIAGEN NV *	5,806	226
Quest Diagnostics Inc	2,441	268
Regeneron Pharmaceuticals Inc *	953	388
Repligen Corp *	1,412	77
ResMed Inc	2,038	227
Sage Therapeutics Inc *	803	132
Sarepta Therapeutics Inc *	911	126
Seattle Genetics Inc *	1,748	134
Spark Therapeutics Inc *	700	43
STERIS PLC	1,402	160
Stryker Corp	4,813	815
Supernus Pharmaceuticals Inc *	1,600	71
Syneos Health Inc, Cl A *	1,227	61
Teladoc Health Inc *	1,000	78

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Teleflex Inc	875	$216
Tenet Healthcare Corp *	1,900	64
Theravance Biopharma Inc *	1,118	32
Thermo Fisher Scientific Inc	5,250	1,255
Ultragenyx Pharmaceutical Inc *	424	36
United Therapeutics Corp *	778	96
UnitedHealth Group Inc	12,631	3,391
Universal Health Services Inc, Cl B	1,402	182
US Physical Therapy Inc	600	75
Varian Medical Systems Inc *	1,598	179
Veeva Systems Inc, Cl A *	1,979	207
Vertex Pharmaceuticals Inc *	3,524	650
Waters Corp *	1,176	223
WellCare Health Plans Inc *	578	175
West Pharmaceutical Services Inc	1,349	158
Wright Medical Group NV *	1,223	35
Zimmer Biomet Holdings Inc	2,903	359
Zoetis Inc, Cl A	7,003	634

		55,393

Information Technology — 2.9%
2U Inc *	500	45
Accenture PLC, Cl A	3,870	654
Activision Blizzard Inc	4,680	337
Adobe Systems Inc *	3,149	830
Akamai Technologies Inc *	1,363	102
Alliance Data Systems Corp	280	67
Alphabet Inc, Cl A *	1,701	2,095
Alphabet Inc, Cl C *	1,736	2,115
Amdocs Ltd	2,747	179
ANSYS Inc *	599	111
Aspen Technology Inc *	424	49
Atlassian Corp PLC, Cl A *	1,500	135
Autodesk Inc *	1,498	231
Automatic Data Processing Inc	2,762	405
Black Knight Inc *	2,000	107
Blackbaud Inc	340	36
Booz Allen Hamilton Holding Corp, Cl A	600	31
Broadridge Financial Solutions Inc	700	95
CA Inc	3,105	136
Cadence Design Systems Inc *	2,218	104
Cass Information Systems Inc	900	64
CDK Global Inc	1,035	64
Citrix Systems Inc *	800	91
Cognizant Technology Solutions Corp, Cl A	4,147	325
Conduent Inc *	3,252	75
CoreLogic Inc/United States *	522	27
Dell Technologies Inc, Cl V *	841	81
DXC Technology Co	1,998	182
eBay Inc *	6,050	209
Electronic Arts Inc *	1,981	225
EPAM Systems Inc *	250	36

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Euronet Worldwide Inc *	273	$27
Facebook Inc, Cl A *	14,288	2,511
Fair Isaac Corp *	200	46
Fidelity National Information Services Inc	2,039	221
First Data Corp, Cl A *	1,750	45
Fiserv Inc *	2,554	204
FleetCor Technologies Inc *	548	117
Fortinet Inc *	650	54
Gartner Inc *	400	60
Genpact Ltd	850	26
Global Payments Inc	1,050	131
GoDaddy Inc, Cl A *	505	41
GrubHub Inc *	432	62
Guidewire Software Inc *	400	40
IAC/InterActiveCorp *	300	59
International Business Machines Corp (C)	5,194	761
Intuit Inc	1,506	331
Jack Henry & Associates Inc	449	71
Leidos Holdings Inc	1,300	92
Mastercard Inc, Cl A	5,742	1,238
MAXIMUS Inc	373	25
Microsoft Corp	44,949	5,049
Nuance Communications Inc *	3,500	57
Nutanix Inc, Cl A *	1,100	62
Oracle Corp	16,875	820
Paychex Inc	2,025	148
PayPal Holdings Inc *	7,496	692
Proofpoint Inc *	250	30
PTC Inc *	500	50
Red Hat Inc *	1,263	187
Sabre Corp	2,600	68
salesforce.com Inc *	4,384	669
ServiceNow Inc *	1,087	213
Splunk Inc *	895	115
Square Inc, Cl A *	1,323	117
SS&C Technologies Holdings Inc	1,340	80
Symantec Corp (C)	5,794	117
Synopsys Inc *	957	98
Tableau Software Inc, Cl A *	900	101
Take-Two Interactive Software Inc *	400	53
Teradata Corp *	672	28
Total System Services Inc	939	91
Twitter Inc *	4,398	155
Tyler Technologies Inc *	171	42
Ultimate Software Group Inc/The *	150	46
VeriSign Inc *	509	81
Visa Inc, Cl A	10,923	1,604
VMware Inc, Cl A *	480	74
Western Union Co/The	4,688	89
WEX Inc *	200	38
Workday Inc, Cl A *	1,149	178
Worldpay Inc, Cl A *	1,443	141

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Zillow Group Inc, Cl C *	600	$29

		26,727

Real Estate — 3.0%
Acadia Realty Trust ‡	2,673	76
Agree Realty Corp ‡	421	24
Alexander & Baldwin Inc ‡	2,532	59
Alexandria Real Estate Equities Inc ‡	2,718	349
American Assets Trust Inc ‡	1,665	66
American Campus Communities Inc ‡	3,130	131
American Homes 4 Rent, Cl A ‡	8,906	207
American Tower Corp, Cl A ‡	10,148	1,513
Apartment Investment & Management Co, Cl A ‡	3,746	164
Apple Hospitality Inc ‡	4,086	72
Ashford Hospitality Trust Inc ‡	9,113	59
AvalonBay Communities Inc ‡	3,063	561
Boston Properties Inc ‡	3,316	433
Brandywine Realty Trust ‡	6,079	102
Brixmor Property Group Inc ‡	9,581	175
Brookfield Property Partners LP	5,184	104
Camden Property Trust ‡	2,007	191
CareTrust Inc ‡	8,000	148
CBL & Associates Properties Inc ‡	13,762	61
CBRE Group Inc, Cl A *	7,889	385
Chatham Lodging Trust ‡	3,500	75
Chesapeake Lodging Trust ‡	3,850	127
Colony Capital Inc ‡	14,834	91
Columbia Property Trust Inc ‡	4,772	115
CoreCivic Inc ‡	3,873	100
CoreSite Realty Corp ‡	914	106
Corporate Office Properties Trust ‡	3,060	94
Cousins Properties Inc ‡	10,638	99
Crown Castle International Corp ‡	9,303	1,061
CubeSmart ‡	4,919	150
CyrusOne Inc ‡	2,364	158
DDR Corp ‡	4,565	64
DiamondRock Hospitality Co ‡	6,558	78
Digital Realty Trust Inc ‡	4,608	573
Douglas Emmett Inc ‡	3,531	138
Duke Realty Corp ‡	8,869	253
Easterly Government Properties Inc ‡	3,625	73
EastGroup Properties Inc ‡	1,024	100
Education Realty Trust Inc ‡	2,784	115
Empire State Realty Trust Inc, Cl A ‡	4,809	85
EPR Properties ‡	1,347	94
Equinix Inc ‡	1,836	801
Equity Commonwealth *‡	3,381	108
Equity LifeStyle Properties Inc ‡	2,030	197
Equity Residential ‡	7,883	534
Essex Property Trust Inc ‡	1,554	383
Extra Space Storage Inc ‡	2,985	275

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	5

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Federal Realty Investment Trust ‡	1,721	$225
First Industrial Realty Trust Inc ‡	3,570	116
Forest City Realty Trust Inc, Cl A ‡	6,058	152
Four Corners Property Trust Inc ‡	922	25
Front Yard Residential Corp ‡	5,592	68
Gaming and Leisure Properties Inc ‡	5,264	188
GEO Group Inc/The ‡	3,953	100
Getty Realty Corp ‡	2,700	79
Gladstone Commercial Corp ‡	3,262	65
Global Net Lease Inc ‡	1,224	27
Government Properties Income Trust ‡	8,400	142
Gramercy Property Trust ‡	4,825	132
HCP Inc ‡	11,328	306
Healthcare Realty Trust Inc ‡	3,496	108
Healthcare Trust of America Inc, Cl A ‡	6,849	196
HFF Inc, Cl A	700	32
Highwoods Properties Inc ‡	2,749	137
Hospitality Properties Trust ‡	5,748	167
Host Hotels & Resorts Inc ‡	17,106	368
Howard Hughes Corp/The *	791	103
Hudson Pacific Properties Inc ‡	3,618	122
Investors Real Estate Trust ‡	13,360	73
Invitation Homes Inc ‡	6,986	163
Iron Mountain Inc ‡	6,680	241
JBG SMITH Properties ‡	1,950	73
Jones Lang LaSalle Inc	990	151
Kennedy-Wilson Holdings Inc	2,615	56
Kilroy Realty Corp ‡	2,414	177
Kimco Realty Corp ‡	11,943	204
Kite Realty Group Trust ‡	1,472	26
Lamar Advertising Co, Cl A ‡	1,916	148
LaSalle Hotel Properties ‡	2,623	92
Lexington Realty Trust ‡	9,819	92
Liberty Property Trust ‡	3,987	174
Life Storage Inc ‡	1,383	135
LTC Properties Inc ‡	1,521	71
Macerich Co/The ‡	3,318	195
Mack-Cali Realty Corp ‡	2,976	65
Medical Properties Trust Inc ‡	14,642	220
Mid-America Apartment Communities Inc ‡	2,826	293
Monmouth Real Estate Investment Corp, Cl A ‡	2,127	37
National Health Investors Inc ‡	1,059	84
National Retail Properties Inc ‡	3,695	170
National Storage Affiliates Trust ‡	872	25
New Senior Investment Group Inc ‡	3,622	23
NorthStar Realty Europe Corp ‡	2,012	28
Omega Healthcare Investors Inc ‡	6,926	229
Outfront Media Inc ‡	4,125	82
Paramount Group Inc ‡	6,393	101
Park Hotels & Resorts Inc ‡	3,907	131
Pebblebrook Hotel Trust ‡	2,972	115

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Pennsylvania Real Estate Investment Trust ‡	5,739	$59
Physicians Realty Trust ‡	6,113	107
Piedmont Office Realty Trust Inc, Cl A ‡	3,834	76
PotlatchDeltic Corp ‡	1,648	80
Preferred Apartment Communities Inc, Cl A ‡	3,676	65
Prologis Inc ‡	14,563	978
PS Business Parks Inc ‡	498	65
Public Storage ‡	3,130	665
QTS Realty Trust Inc, Cl A ‡	1,698	78
Rayonier Inc ‡	3,719	129
RE/MAX Holdings Inc, Cl A	400	20
Realogy Holdings Corp	4,199	90
Realty Income Corp ‡	6,512	381
Redfin Corp *	2,869	57
Regency Centers Corp ‡	3,565	235
Retail Opportunity Investments Corp ‡	5,411	107
Retail Properties of America Inc, Cl A ‡	8,010	102
Rexford Industrial Realty Inc ‡	1,072	35
RLJ Lodging Trust ‡	4,589	101
Ryman Hospitality Properties Inc ‡	1,028	91
Sabra Health Care Inc ‡	5,075	120
Saul Centers Inc ‡	1,766	106
SBA Communications Corp, Cl A *‡	2,956	459
Select Income ‡	2,774	57
Senior Housing Properties Trust ‡	6,756	129
Seritage Growth Properties ‡	3,400	175
Simon Property Group Inc ‡	6,943	1,271
SL Green Realty Corp ‡	1,974	206
Spirit Realty Capital Inc ‡	13,993	117
STAG Industrial Inc ‡	1,722	50
STORE Capital Corp ‡	4,345	125
Summit Hotel Properties Inc ‡	5,600	77
Sun Communities Inc ‡	1,848	191
Sunstone Hotel Investors Inc ‡	5,694	96
Tanger Factory Outlet Centers Inc ‡	2,522	61
Taubman Centers Inc ‡	1,665	108
Terreno Realty Corp ‡	1,122	43
Tier Inc ‡	1,272	30
UDR Inc ‡	6,466	258
UMH Properties Inc ‡	5,437	87
Uniti Group Inc ‡	4,338	90
Urban Edge Properties ‡	2,952	67
Ventas Inc ‡	8,194	491
VEREIT Inc ‡	21,853	171
Vornado Realty Trust ‡	3,884	299
Washington Prime Group Inc ‡	15,300	118
Washington Real Estate Investment Trust ‡	2,522	80
Weingarten Realty Investors ‡	3,199	99
Welltower Inc ‡	8,032	536
Weyerhaeuser Co ‡	17,962	623
WP Carey Inc ‡	3,521	234

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Xenia Hotels & Resorts Inc ‡	4,472	$108

		27,662

Telecommunication Services — 1.4%
AT&T Inc (C)	181,574	5,800
Boingo Wireless Inc *	2,400	79
CenturyLink Inc	23,847	509
Cogent Communications Holdings Inc	600	33
Consolidated Communications Holdings Inc	3,034	36
Iridium Communications Inc *	3,900	79
Shenandoah Telecommunications Co	700	27
Sprint Corp *	18,192	111
Telephone & Data Systems Inc	3,178	95
T-Mobile US Inc *	7,930	524
United States Cellular Corp *	522	22
Verizon Communications Inc	103,786	5,643
Vonage Holdings Corp *	9,100	129
Zayo Group Holdings Inc *	4,039	140

		13,227

Utilities — 1.5%
AES Corp/VA	11,558	156
ALLETE Inc	1,250	94
Alliant Energy Corp	3,942	169
Ameren Corp	3,687	233
American Electric Power Co Inc	7,496	538
American States Water Co	1,300	79
American Water Works Co Inc	2,569	225
Aqua America Inc	2,997	111
Atlantic Power Corp *	21,200	47
Atmos Energy Corp	1,463	135
Avista Corp	600	31
Black Hills Corp	1,400	82
California Water Service Group	1,400	58
CenterPoint Energy Inc	7,502	208
CMS Energy Corp	4,076	201
Connecticut Water Service Inc	1,100	75
Consolidated Edison Inc	4,456	352
Dominion Energy Inc	10,047	711
DTE Energy Co	2,538	282
Duke Energy Corp	9,656	784
Edison International	4,687	308
El Paso Electric Co	500	31
Entergy Corp	2,699	226
Evergy Inc	4,414	252
Eversource Energy	4,610	288
Exelon Corp	14,579	637
FirstEnergy Corp	8,534	319
Hawaiian Electric Industries Inc	2,850	100
IDACORP Inc	1,159	113
MDU Resources Group Inc	3,955	110
MGE Energy Inc	2,200	144

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
National Fuel Gas Co	1,463	$81
New Jersey Resources Corp	2,028	92
NextEra Energy Inc	6,877	1,170
NiSource Inc	5,154	139
Northwest Natural Gas Co	1,500	97
NorthWestern Corp	1,299	78
NRG Energy Inc	4,095	145
NRG Yield Inc, Cl C	3,481	69
OGE Energy Corp	3,610	133
ONE Gas Inc	1,106	87
Ormat Technologies Inc	400	21
Otter Tail Corp	3,350	160
Pattern Energy Group Inc, Cl A	4,258	87
PG&E Corp	8,075	373
Pinnacle West Capital Corp	1,726	136
PNM Resources Inc	2,148	84
Portland General Electric Co	2,124	99
PPL Corp	11,290	336
Public Service Enterprise Group Inc	8,152	427
SCANA Corp	1,800	69
Sempra Energy	3,781	439
South Jersey Industries Inc	773	26
Southern Co/The	15,436	676
Southwest Gas Holdings Inc	1,024	79
Spire Inc	1,106	82
UGI Corp	2,653	143
Unitil Corp	1,300	66
Vectren Corp	1,787	127
Vistra Energy Corp *	7,545	178
WEC Energy Group Inc	4,713	318
Xcel Energy Inc	7,208	346

		13,462

Total Common Stock (Cost $233,825) ($ Thousands)		268,171

	Face Amount (Thousands)

CORPORATE OBLIGATIONS — 8.4%

Consumer Discretionary — 0.6%
Adient Global Holdings, Ltd.
4.875%, 08/15/2026 (D)	$372	335
CBS
3.500%, 01/15/2025	625	601
CCO Holdings LLC
5.000%, 02/01/2028 (D)	599	561
4.000%, 03/01/2023 (D)	596	568
CSC Holdings
6.750%, 11/15/2021	125	132
Expedia Group
3.800%, 02/15/2028	756	710

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	7

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
General Motors
3.500%, 10/02/2018	$365	$365
International Game Technology
6.250%, 02/15/2022 (D)	380	392
KB Home
4.750%, 05/15/2019	294	295
Sirius XM Radio
5.000%, 08/01/2027 (D)	486	470
Time Warner Cable LLC
4.500%, 09/15/2042	245	207
4.125%, 02/15/2021	65	66
Warner Media LLC
4.875%, 03/15/2020	497	509
4.700%, 01/15/2021	130	134

		5,345

Consumer Staples — 0.2%
Adani Ports & Special Economic Zone
3.950%, 01/19/2022 (D)	570	558
BRF
3.950%, 05/22/2023	260	233
Minerva Luxembourg
6.500%, 09/20/2026 (D)	233	208
Natura Cosmeticos
5.375%, 02/01/2023 (D)	308	294
Spectrum Brands
5.750%, 07/15/2025	685	692
Virgolino de Oliveira Finance
10.500%, 01/28/2018 (D)(E)	500	31

		2,016

Energy — 1.1%
Antero Resources
5.125%, 12/01/2022	126	127
Cenovus Energy
5.700%, 10/15/2019	178	182
3.000%, 08/15/2022	36	35
Diamond Offshore Drilling
4.875%, 11/01/2043	391	279
Energy Transfer Partners
5.200%, 02/01/2022	465	485
4.650%, 06/01/2021	85	87
4.500%, 11/01/2023	72	73
Enterprise Products Operating LLC
3.700%, 02/15/2026	810	802
Hess
4.300%, 04/01/2027	653	634
Kinder Morgan Energy Partners
4.150%, 03/01/2022	48	49
Marathon Petroleum
5.125%, 03/01/2021	47	49

Description		Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Nabors Industries
5.500%, 01/15/2023		$740	$738
Noble Energy
4.150%, 12/15/2021		710	721
3.900%, 11/15/2024		463	459
PDC Energy
5.750%, 05/15/2026		565	548
Pertamina Persero MTN
6.450%, 05/30/2044		475	521
Petrobras Global Finance
6.250%, 03/17/2024		514	503
6.125%, 01/17/2022		9	9
5.750%, 02/01/2029		732	637
Plains All American Pipeline
3.600%, 11/01/2024		660	635
Sabine Pass Liquefaction LLC
5.625%, 03/01/2025		909	970
5.000%, 03/15/2027		486	500
Sunoco
4.875%, 01/15/2023 (D)		586	578
Western Gas Partners
4.750%, 08/15/2028		189	188
4.500%, 03/01/2028		280	275
Williams Partners
3.900%, 01/15/2025		176	174

			10,258

Financials — 3.8%
ABN AMRO Bank
4.750%, 07/28/2025 (D)		200	203
Alfa
5.250%, 03/25/2024 (D)		814	828
Banco Santander
5.179%, 11/19/2025		200	203
3.500%, 04/11/2022		600	592
Banco Santander MTN
3.250%, 04/04/2026	EUR	400	479
Bank of America MTN
4.450%, 03/03/2026		$143	143
4.000%, 01/22/2025		1,200	1,187
3.950%, 04/21/2025		2,163	2,130
Banque Federative du Credit Mutuel MTN
2.750%, 10/15/2020 (D)		475	469
Barclays
6.860%, VAR ICE LIBOR USD 6 Month+1.730%, 12/31/2049 (D)		106	115
5.200%, 05/12/2026		329	325
3.684%, 01/10/2023		755	739
BB&T MTN
2.625%, 06/29/2020		407	404
BNP Paribas
2.375%, 05/21/2020		200	197

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
BNP Paribas MTN
2.250%, 01/11/2027	EUR	236	$276
BPCE
2.650%, 02/03/2021		$398	391
Capital One Financial
3.300%, 10/30/2024		1,080	1,038
CIT Group
5.250%, 03/07/2025		487	495
Citigroup
5.950%, VAR ICE LIBOR USD 3 Month+4.068%, 12/29/2049		232	237
4.044%, VAR ICE LIBOR USD 3 Month+1.023%, 06/01/2024		1,766	1,785
3.875%, 03/26/2025		680	665
Compass Bank
2.875%, 06/29/2022		780	755
Cooperatieve Rabobank UA
4.375%, 08/04/2025		425	424
Credit Agricole MTN
2.750%, 06/10/2020 (D)		400	396
Credit Suisse Group
7.500%, VAR USD Swap Semi 30/360 5 Year Curr+4.600%, 01/17/2167 (D)		330	341
Credit Suisse Group Funding Guernsey
4.550%, 04/17/2026		375	381
3.800%, 06/09/2023		810	805
Discover Bank
4.682%, VAR USD Swap Semi 30/360 5 Year Curr+1.730%, 08/09/2028		450	450
Goldman Sachs Group
5.000%, VAR ICE LIBOR USD 3 Month+2.874%, 05/10/2166		591	559
3.750%, 05/22/2025		1,890	1,862
Goldman Sachs Group MTN
3.917%, VAR ICE LIBOR USD 3 Month+1.600%, 11/29/2023		660	689
Guardian Life Insurance of America
4.850%, 01/24/2077 (D)		155	155
Hartford Financial Services Group
5.500%, 03/30/2020		13	14
HSBC Bank USA
4.875%, 08/24/2020		460	474
HSBC Holdings
4.375%, 11/23/2026		223	221
4.250%, 03/14/2024		1,054	1,058
4.250%, 08/18/2025		288	286
ING Groep
6.875%, VAR USD Swap Semi 30/360 5 Year Curr+5.124%, 12/29/2049		725	737
Intesa Sanpaolo
3.875%, 01/12/2028 (D)		485	413

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (D)		$332	$300
JPMorgan Chase
3.782%, VAR ICE LIBOR USD 3 Month+1.337%, 02/01/2028		508	497
JPMorgan Chase MTN
2.295%, 08/15/2021		375	365
Lincoln National
4.200%, 03/15/2022		110	112
Lloyds Banking Group
4.582%, 12/10/2025		1,007	993
Manufacturers & Traders Trust
2.625%, 01/25/2021		801	789
MetLife
5.700%, 06/15/2035		65	76
Morgan Stanley MTN
5.000%, 11/24/2025		250	260
4.350%, 09/08/2026		742	739
Nationwide Building Society
4.000%, 09/14/2026 (D)		935	886
Nationwide Financial Services
5.375%, 03/25/2021 (D)		320	333
Nationwide Mutual Insurance
9.375%, 08/15/2039 (D)		321	510
Navient
6.625%, 07/26/2021		560	583
Navient MTN
7.250%, 01/25/2022		15	16
Royal Bank of Scotland Group
8.625%, VAR USD Swap Semi 30/360 5 Year Curr+7.598%, 12/31/2049		560	599
4.654%, VAR ICE LIBOR USD 3 Month+2.320%, 09/29/2027		500	469
2.006%, VAR EURIBOR 3 Month+2.330%, 10/29/2049	EUR	150	169
Santander Holdings USA
4.400%, 07/13/2027		$990	964
Standard Chartered
7.500%, VAR USD Swap Semi 30/360 5 Year Curr+6.301%, 12/29/2049		385	398
3.849%, VAR ICE LIBOR USD 3 Month+1.510%, 01/29/2049 (D)		400	332
Synchrony Financial
4.500%, 07/23/2025		931	907
UBS Group Funding Switzerland
4.125%, 09/24/2025 (D)		1,666	1,673
US Bancorp
5.300%, VAR ICE LIBOR USD 3 Month+2.914%, 12/29/2049		408	409

			35,300

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	9

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Multi-Asset Real Return Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Health Care — 0.4%
Baxalta
3.600%, 06/23/2022		$745	$749
Gilead Sciences
2.550%, 09/01/2020		1,159	1,149
HCA
5.625%, 09/01/2028		375	376
5.375%, 09/01/2026		544	547
Mylan
3.125%, 11/22/2028	EUR	440	525
Zimmer Biomet Holdings
2.700%, 04/01/2020		$480	476

			3,822

Industrials — 0.3%
Avis Budget Car Rental LLC
5.250%, 03/15/2025 (D)		320	300
Embraer Netherlands Finance BV
5.400%, 02/01/2027		575	586
General Electric
5.000%, VAR ICE LIBOR USD 3 Month+3.330%, 12/29/2049		200	197
Odebrecht Finance
7.125%, 06/26/2042 (D)		371	145
5.250%, 06/27/2029 (D)		369	136
Rumo Luxembourg Sarl
5.875%, 01/18/2025 (D)		431	390
United Technologies
3.950%, 08/16/2025		570	573

			2,327

Information Technology — 0.5%
Broadcom
3.875%, 01/15/2027		413	386
3.625%, 01/15/2024		193	187
Dell International LLC
6.020%, 06/15/2026 (D)		313	332
5.450%, 06/15/2023 (D)		230	241
4.420%, 06/15/2021 (D)		530	539
Hewlett Packard Enterprise
2.100%, 10/04/2019 (D)		742	735
KLA-Tencor Corp
4.650%, 11/01/2024		691	715
Lam Research
2.800%, 06/15/2021		437	431
Seagate HDD Cayman
4.750%, 01/01/2025		343	329
Total System Services
4.000%, 06/01/2023		419	422

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Western Digital Corp
4.750%, 02/15/2026	$580	$569

		4,886

Materials — 0.4%
Minsur
6.250%, 02/07/2024 (D)	320	334
Mosaic
5.625%, 11/15/2043	307	314
NOVA Chemicals
5.250%, 08/01/2023 (D)	339	339
Sociedad Quimica y Minera de Chile
3.625%, 04/03/2023 (D)	280	273
Vale Overseas
6.250%, 08/10/2026	1,380	1,517
Yamana
4.950%, 07/15/2024	359	359

		3,136

Real Estate — 0.1%
Host Hotels & Resorts
3.750%, 10/15/2023	13	13
SBA Tower Trust
3.156%, 10/08/2020 (D)	753	747
Welltower
4.000%, 06/01/2025	414	411

		1,171

Telecommunication Services — 0.5%
AT&T
3.400%, 05/15/2025	1,468	1,396
AT&T Inc
4.125%, 02/17/2026	487	481
Cox Communications
2.950%, 06/30/2023 (D)	173	164
Sprint Capital
6.900%, 05/01/2019	1,070	1,094
Verizon Communications
4.862%, 08/21/2046	240	237
Vodafone Group
4.125%, 05/30/2025	884	883
3.750%, 01/16/2024	405	402

		4,657

Utilities — 0.5%
Abu Dhabi National Energy PJSC
4.375%, 04/23/2025 (D)	1,009	1,007
Enel Chile
4.875%, 06/12/2028	689	706
Exelon Generation LLC
2.950%, 01/15/2020	626	624

10	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Genneia
8.750%, 01/20/2022 (D)	$336	$290
Israel Electric
5.000%, 11/12/2024 (D)	581	594
Pacific Gas & Electric
4.500%, 12/15/2041	65	61
Perusahaan Listrik Negara MTN
5.450%, 05/21/2028 (D)	641	663
Terraform Global Operating LLC
6.125%, 03/01/2026 (D)	192	186

		4,131

Total Corporate Obligations (Cost $78,388) ($ Thousands)		77,049

MORTGAGE-BACKED SECURITIES — 6.3%

Agency Mortgage-Backed Obligations — 0.6%
FHLMC CMO, Ser 2012-4116, Cl LS, IO
4.137%, VAR LIBOR USD 1 Month+6.200%,10/15/2042	1,879	314
FHLMC CMO, Ser 2016-4585, Cl DS, IO
3.937%, VAR LIBOR USD 1 Month+6.000%,05/15/2046	1,497	244
FHLMC CMO, Ser 2017-4693, Cl SL, IO
4.087%, VAR LIBOR USD 1 Month+6.150%,06/15/2047	2,427	409
FHLMC CMO, Ser 2017-4719, Cl JS, IO
4.087%, VAR LIBOR USD 1 Month+6.150%,09/15/2047	2,675	416
FHLMC CMO, Ser 2017-4727, Cl SA, IO
4.137%, VAR LIBOR USD 1 Month+6.200%,11/15/2047	2,751	453
FNMA CMO, Ser 2011-131, Cl ST, IO
4.475%, VAR LIBOR USD 1 Month+6.540%,12/25/2041	1,172	204
FNMA CMO, Ser 2014-17, Cl SA, IO
3.985%, VAR LIBOR USD 1 Month+6.050%,04/25/2044	3,326	509
FNMA CMO, Ser 2014-78, Cl SE, IO
4.035%, VAR LIBOR USD 1 Month+6.100%,12/25/2044	2,226	330
FNMA CMO, Ser 2014-92, Cl SX, IO
4.035%, VAR LIBOR USD 1 Month+6.100%,01/25/2045	2,638	412
FNMA CMO, Ser 2016-77, Cl DS, IO
3.935%, VAR LIBOR USD 1 Month+6.000%,10/25/2046	2,296	360
FNMA CMO, Ser 2017-62, Cl AS, IO
4.085%, VAR LIBOR USD 1 Month+6.150%,08/25/2047	2,547	416

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2017-81, Cl SA, IO
4.135%, VAR LIBOR USD 1 Month+6.200%,10/25/2047	$2,535	$429
GNMA CMO, Ser 2017-122, Cl SA, IO
4.123%, VAR LIBOR USD 1 Month+6.200%,08/20/2047	1,863	327

		4,823

Non-Agency Mortgage-Backed Obligations — 5.7%
Alternative Loan Trust, Ser 2005-20CB, Cl 3A6
5.500%,07/25/2035	78	74
Alternative Loan Trust, Ser 2005-57CB, Cl 4A3
5.500%,12/25/2035	179	155
Alternative Loan Trust, Ser 2006-24CB, Cl A16
5.750%,06/25/2036	338	285
Alternative Loan Trust, Ser 2006-28CB, Cl A14
6.250%,10/25/2036	242	199
Alternative Loan Trust, Ser 2006-J1, Cl 1A13
5.500%,02/25/2036	181	164
Ashford Hospitality Trust, Ser 2018-ASHF, Cl A
2.963%, VAR LIBOR USD 1 Month+0.900%,04/15/2035 (D)	930	935
Ashford Hospitality Trust, Ser 2018-KEYS, Cl A
3.063%, VAR LIBOR USD 1 Month+1.000%,05/15/2035 (D)	1,000	1,002
BAMLL Commercial Mortgage Securities Trust, Ser 2017-SCH, Cl AF
3.063%, VAR LIBOR USD 1 Month+1.000%,11/15/2033 (D)	1,535	1,541
Bellemeade Re II, Ser 2016-1A, Cl M2B
8.565%, VAR ICE LIBOR USD 1 Month+6.500%,04/25/2026 (D)	49	49
Bellemeade Re, Ser 2018-2A, Cl M1B
3.422%, VAR ICE LIBOR USD 1 Month+1.350%,08/25/2028 (D)	285	286
BHMS Mortgage Trust, Ser 2018-ATLS, Cl A
3.313%, VAR LIBOR USD 1 Month+1.250%,07/15/2035 (D)	940	941
Braemar Hotels & Resorts Trust, Ser 2018-PRME, Cl A
2.883%, VAR LIBOR USD 1 Month+0.820%,06/15/2035 (D)	750	749
BX Trust, Ser 2017-IMC, Cl A
3.113%, VAR LIBOR USD 1 Month+1.050%,10/15/2032 (D)	1,015	1,016
CFCRE Commercial Mortgage Trust, Ser 2016-C4, Cl A4
3.283%,05/10/2058	625	608

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	11

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
CGRBS Commercial Mortgage Trust, Ser 2013-VN05, Cl A
3.369%,03/13/2035 (D)	$285	$285
Chase Mortgage Finance Trust, Ser 2007-S5, Cl 1A17
6.000%,07/25/2037	115	98
CHL Mortgage Pass-Through Trust, Ser 2006-10, Cl 1A8
6.000%,05/25/2036	177	147
CHL Mortgage Pass-Through Trust, Ser 2006-13, Cl 1A19
6.250%,09/25/2036	94	78
Citigroup Commercial Mortgage Trust, Ser 2013-GC11, Cl D
4.567%,04/10/2046 (D)(F)	250	244
Citigroup Commercial Mortgage Trust, Ser 2015-GC27, Cl A5
3.137%,02/10/2048	779	762
Citigroup Commercial Mortgage Trust, Ser 2015-GC35, Cl A4
3.818%,11/10/2025	390	396
Citigroup Commercial Mortgage Trust, Ser 2016-GC36, Cl A5
3.616%,02/10/2049	475	476
COMM Mortgage Trust, Ser 2010-C1, Cl D
6.286%,07/10/2046 (D)(F)	690	706
COMM Mortgage Trust, Ser 2013-SFS, Cl A1
1.873%,04/12/2035 (D)	837	812
COMM Mortgage Trust, Ser 2015-CR24, Cl A5
3.696%,08/10/2048	490	495
COMM Mortgage Trust, Ser 2015-DC1, Cl A5
3.350%,02/10/2048	700	693
Credit Suisse Commercial Mortgage Trust, Ser 2016-MFF, Cl D
6.663%, VAR LIBOR USD 1 Month+4.600%,11/15/2033 (D)	215	217
CSAIL Commercial Mortgage Trust, Ser 2015-C2, Cl A4
3.504%,06/15/2057	421	420
CSAIL Commercial Mortgage Trust, Ser 2015-C3, Cl A4
3.718%,08/15/2048	401	405
CSAIL Commercial Mortgage Trust, Ser 2015-C4, Cl A4
3.808%,11/15/2048	1,070	1,083
CSMC, Ser 2010-6R, Cl 3A2
5.875%,01/26/2038 (D)	354	286
Deutsche Alt-A Securities Mortgage Loan Trust, Ser 2006-AR4, Cl A2
2.255%, VAR ICE LIBOR USD 1 Month+0.190%,12/25/2036	223	133

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN3, Cl M3
6.065%, VAR ICE LIBOR USD 1 Month+4.000%,08/25/2024	$746	$818
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN4, Cl M3
6.615%, VAR ICE LIBOR USD 1 Month+4.550%,10/25/2024	195	217
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-HQ3, Cl M3
6.815%, VAR ICE LIBOR USD 1 Month+4.750%,10/25/2024	570	633
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA2, Cl M2
4.665%, VAR ICE LIBOR USD 1 Month+2.600%,12/25/2027	424	433
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA2, Cl M3
5.965%, VAR ICE LIBOR USD 1 Month+3.900%,12/25/2027	685	757
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQA1, Cl M2
4.715%, VAR ICE LIBOR USD 1 Month+2.650%,03/25/2028	307	312
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA2, Cl M3
6.715%, VAR ICE LIBOR USD 1 Month+4.650%,10/25/2028	900	1,040
First Horizon Alternative Mortgage Securities Trust, Ser 2006-FA3, Cl A9
6.000%,07/25/2036	71	58
FNMA Connecticut Avenue Securities, Ser 2014-C03, Cl 1M2
5.065%, VAR ICE LIBOR USD 1 Month+3.000%,07/25/2024	375	402
FNMA Connecticut Avenue Securities, Ser 2014-C04, Cl 1M2
6.965%, VAR ICE LIBOR USD 1 Month+4.900%,11/25/2024	440	503
FNMA Connecticut Avenue Securities, Ser 2014-C04, Cl 2M2
7.065%, VAR ICE LIBOR USD 1 Month+5.000%,11/25/2024	140	159
FNMA Connecticut Avenue Securities, Ser 2015-C01, Cl 1M2
6.365%, VAR ICE LIBOR USD 1 Month+4.300%,02/25/2025	931	1,027
FNMA Connecticut Avenue Securities, Ser 2015-C01, Cl 2M2
6.615%, VAR ICE LIBOR USD 1 Month+4.550%,02/25/2025	287	311

12	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA Connecticut Avenue Securities, Ser 2015-C02, Cl 1M2
6.065%, VAR ICE LIBOR USD 1 Month+4.000%,05/25/2025	$471	$517
FNMA Connecticut Avenue Securities, Ser 2015-C02, Cl 2M2
6.065%, VAR ICE LIBOR USD 1 Month+4.000%,05/25/2025	309	333
FNMA Connecticut Avenue Securities, Ser 2015-C03, Cl 1M2
7.065%, VAR ICE LIBOR USD 1 Month+5.000%,07/25/2025	558	635
FNMA Connecticut Avenue Securities, Ser 2015-C03, Cl 2M2
7.065%, VAR ICE LIBOR USD 1 Month+5.000%,07/25/2025	536	598
FNMA Connecticut Avenue Securities, Ser 2015-C04, Cl 1M2
7.765%, VAR ICE LIBOR USD 1 Month+5.700%,04/25/2028	182	212
FNMA Connecticut Avenue Securities, Ser 2015-C04, Cl 2M2
7.615%, VAR ICE LIBOR USD 1 Month+5.550%,04/25/2028	596	678
FNMA Connecticut Avenue Securities, Ser 2016-C01, Cl 2M2
9.015%, VAR ICE LIBOR USD 1 Month+6.950%,08/25/2028	495	585
FNMA Connecticut Avenue Securities, Ser 2016-C01, Cl 1M2
8.815%, VAR ICE LIBOR USD 1 Month+6.750%,08/25/2028	658	795
FNMA Connecticut Avenue Securities, Ser 2016-C02, Cl 1M2
8.065%, VAR ICE LIBOR USD 1 Month+6.000%,09/25/2028	565	666
FNMA Connecticut Avenue Securities, Ser 2016-C03, Cl 2M2
7.965%, VAR ICE LIBOR USD 1 Month+5.900%,10/25/2028	1,194	1,385
FNMA Connecticut Avenue Securities, Ser 2016-C05, Cl 2M2
6.515%, VAR ICE LIBOR USD 1 Month+4.450%,01/25/2029	980	1,099
FNMA Connecticut Avenue Securities, Ser 2016-C07, Cl 2M2
6.415%, VAR ICE LIBOR USD 1 Month+4.350%,05/25/2029	588	660
Great Wolf Trust, Ser 2017-WOLF, Cl A
3.063%, VAR LIBOR USD 1 Month+0.850%,09/15/2034 (D)	637	637

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities II, Ser 2013-KING, Cl A
2.706%,12/10/2027 (D)	$231	$230
GS Mortgage Securities Trust, Ser 2013-G1, Cl A1
2.059%, VAR ICE LIBOR USD 1 Month+0.000%,04/10/2031 (D)	128	125
GS Mortgage Securities Trust, Ser 2013-G1, Cl A2
3.557%,04/10/2031 (D)(F)	1,485	1,466
GS Mortgage Securities Trust, Ser 2014-GC18, Cl D
5.108%,01/10/2047 (D)(F)	631	568
GS Mortgage Securities Trust, Ser 2018-GS9, Cl A4
3.992%,03/10/2051 (F)	1,400	1,431
H/2 Asset Funding, Ser 2015-1A
3.962%,06/24/2049	110	111
HomeBanc Mortgage Trust, Ser 2005-1, Cl A1
2.315%, VAR ICE LIBOR USD 1 Month+0.250%,03/25/2035	76	66
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C21, Cl A5
3.775%,08/15/2047	955	973
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl XA, IO
1.041%,09/15/2047 (F)	18,070	736
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C30, Cl A5
3.822%,07/15/2048	485	493
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C31, Cl A3
3.801%,08/15/2048	845	858
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C32, Cl C
4.817%,11/15/2048 (F)	585	586
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2004-LN2, Cl A1A
4.838%,07/15/2041 (D)(F)	17	17
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP9, Cl AM
5.372%,05/15/2047	116	116
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-C20, Cl A5
3.805%,07/15/2047	900	918
JPMorgan Mortgage Trust, Ser 2007-S3, Cl 1A8
6.000%,08/25/2037	158	135
LB-UBS Commercial Mortgage Trust, Ser 2006-C6, Cl AJ
5.452%,09/15/2039 (F)	158	127

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	13

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
LSTAR Commercial Mortgage Trust, Ser 2014-2, Cl A2
2.767%,01/20/2041 (D)	$18	$18
LSTAR Commercial Mortgage Trust, Ser 2015-3, Cl A2
2.729%,04/20/2048 (D)(F)	531	526
LSTAR Commercial Mortgage Trust, Ser 2016-4, Cl A2
2.579%,03/10/2049 (D)	642	622
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C16, Cl A5
3.892%,06/15/2047	950	972
Morgan Stanley Capital I Trust, Ser 2005-IQ9, Cl D
5.000%,07/15/2056	369	364
Morgan Stanley Capital I Trust, Ser 2015-XLF2, Cl SNMA
4.017%, VAR LIBOR USD 1 Month+1.950%,11/15/2026 (D)	122	122
Morgan Stanley Capital I Trust, Ser 2016-UB12, Cl A4
3.596%,12/15/2049	755	752
RETL, Ser 2018-RVP, Cl A
3.163%, VAR LIBOR USD 1 Month+1.100%,03/15/2033 (D)	424	425
Starwood Retail Property Trust, Ser 2014-STAR, Cl A
3.283%, VAR LIBOR USD 1 Month+1.220%,11/15/2027 (D)	1,117	1,117
UBS Commercial Mortgage Trust, Ser 2017-C1, Cl A4
3.544%,11/15/2050	1,070	1,053
UBS Commercial Mortgage Trust, Ser 2018-C10, Cl A4
4.313%,05/15/2051	1,000	1,045
UBS Commercial Mortgage Trust, Ser 2018-C8, Cl A4
3.983%,02/15/2051	855	871
UBS Commercial Mortgage Trust, Ser 2018-C9, Cl A4
4.117%,03/15/2051	1,500	1,543
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl A5
2.850%,12/10/2045	194	191
Wells Fargo Commercial Mortgage Trust, Ser 2015-SG1, Cl C
4.618%,09/15/2048 (F)	527	519
Wells Fargo Commercial Mortgage Trust, Ser 2016-LC25, Cl C
4.584%,12/15/2059 (F)	370	359

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust, Ser 2016-NXS6, Cl C
4.455%,11/15/2049 (F)	$620	$620
Wells Fargo Commercial Mortgage Trust, Ser 2018-C43, Cl A4
4.012%,03/15/2051 (F)	750	767
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 1M2
7.315%, VAR ICE LIBOR USD 1 Month+5.250%,11/25/2025 (D)	407	451
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 2M2
7.565%, VAR ICE LIBOR USD 1 Month+5.500%,11/25/2025 (D)	121	130
Wells Fargo Mortgage-Backed Securities Trust, Ser 2007-8, Cl 2A5
5.750%,07/25/2037	75	74

		52,707

Total Mortgage-Backed Securities (Cost $57,822) ($ Thousands)		57,530

ASSET-BACKED SECURITIES — 2.3%

Automotive — 1.2%

Ally Auto Receivables Trust, Ser 2015-2, Cl A3
1.490%, 11/15/2019	11	11
Avis Budget Rental Car Funding AESOP LLC, Ser 2013-2A, Cl A
2.970%, 02/20/2020 (D)	710	710
Avis Budget Rental Car Funding AESOP LLC, Ser 2016-1A, Cl A
2.990%, 06/20/2022 (D)	438	434
Avis Budget Rental Car Funding AESOP LLC, Ser 2018-1A, Cl A
3.700%, 09/20/2024 (D)	1,000	1,005
CPS Auto Receivables Trust, Ser 2017-D, Cl A
1.870%, 03/15/2021 (D)	569	567
Exeter Automobile Receivables Trust, Ser 2016-1A, Cl D
8.200%, 02/15/2023 (D)	280	296
Exeter Automobile Receivables Trust, Ser 2016-3A, Cl A
1.840%, 11/16/2020 (D)	39	39
Exeter Automobile Receivables Trust, Ser 2017-2A, Cl A
2.110%, 06/15/2021 (D)	175	174
Exeter Automobile Receivables Trust, Ser 2017-3A, Cl A
2.050%, 12/15/2021 (D)	398	396

14	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
First Investors Auto Owner Trust, Ser 2016-2A, Cl A1
1.530%, 11/16/2020 (D)	$49	$50
Flagship Credit Auto Trust, Ser 2016-2, Cl D
8.560%, 11/15/2023 (D)	365	389
Flagship Credit Auto Trust, Ser 2016-4, Cl D
3.890%, 11/15/2022 (D)	375	375
Flagship Credit Auto Trust, Ser 2017-4, Cl A
2.070%, 04/15/2022 (D)	209	207
Flagship Credit Auto Trust, Ser 2018-3, Cl B
3.590%, 12/16/2024 (D)	705	706
Ford Credit Auto Owner Trust, Ser 2014-2, Cl A
2.310%, 04/15/2026 (D)	640	636
Ford Credit Floorplan Master Owner Trust, Ser 2015-2, Cl A2
2.633%, VAR LIBOR USD 1 Month+0.570%, 01/15/2022	741	745
Hertz Vehicle Financing II LP, Ser 2015-1A, Cl A
2.730%, 03/25/2021 (D)	580	575
Hertz Vehicle Financing II LP, Ser 2015-3A, Cl A
2.670%, 09/25/2021 (D)	390	384
Hertz Vehicle Financing II LP, Ser 2017-1A, Cl A
2.960%, 10/25/2021 (D)	760	752
Hertz Vehicle Financing II LP, Ser 2018-1A, Cl A
3.290%, 02/25/2024 (D)	1,220	1,192
Hertz Vehicle Financing II, Ser 2015-1A, Cl B
3.520%, 03/25/2021 (D)	425	423
Hertz Vehicle Financing II, Ser 2016-1A, Cl A
2.320%, 03/25/2020 (D)	737	734
Santander Drive Auto Receivables Trust, Ser 2017-3, Cl A2
1.670%, 06/15/2020	143	143
Westlake Automobile Receivables Trust, Ser 2016-3A, Cl E
5.690%, 10/16/2023 (D)	495	506

		11,449

Credit Cards — 0.3%

GE Capital Credit Card Master Note Trust, Ser 2012-2, Cl A
2.220%, 01/15/2022	1,098	1,097
Synchrony Credit Card Master Note Trust, Ser 2016-1, Cl A
2.040%, 03/15/2022	247	246

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
World Financial Network Credit Card Master Trust, Ser 2018-A, Cl A
3.070%, 12/16/2024	$1,435	$1,429

		2,772

Other Asset-Backed Securities — 0.8%

CLUB Credit Trust, Ser 2017-P1, Cl A
2.420%, 09/15/2023 (D)	317	316
CNH Equipment Trust, Ser 2015-A, Cl A4
1.850%, 04/15/2021	520	519
Consumer Loan Underlying Bond Credit Trust, Ser 2018-P1, Cl A
3.390%, 07/15/2025 (D)	658	659
Marlette Funding Trust, Ser 2017-1A, Cl A
2.827%, 03/15/2024 (D)	108	108
Marlette Funding Trust, Ser 2017-2A, Cl A
2.390%, 07/15/2024 (D)	198	198
Marlette Funding Trust, Ser 2017-3A, Cl A
2.360%, 12/15/2024 (D)	201	200
Marlette Funding Trust, Ser 2017-3A, Cl B
3.010%, 12/15/2024 (D)	270	268
Marlette Funding Trust, Ser 2018-1A, Cl A
2.610%, 03/15/2028 (D)	654	652
Marlette Funding Trust, Ser 2018-3A, Cl A
3.200%, 09/15/2028 (D)	1,175	1,176
Prosper Marketplace Issuance Trust, Ser 2017-2A, Cl B
3.480%, 09/15/2023 (D)	250	250
SoFi Consumer Loan Program LLC, Ser 2016-2A, Cl A
3.090%, 10/27/2025 (D)	156	155
SoFi Consumer Loan Program LLC, Ser 2016-3, Cl A
3.050%, 12/26/2025 (D)	292	291
SoFi Consumer Loan Program LLC, Ser 2017-2, Cl A
3.280%, 02/25/2026 (D)	294	294
SoFi Consumer Loan Program LLC, Ser 2017-5, Cl A2
2.780%, 09/25/2026 (D)	730	719
SoFi Consumer Loan Program LLC, Ser 2017-6, Cl A2
2.820%, 11/25/2026 (D)	1,090	1,076
Sofi Consumer Loan Program Trust, Ser 2018-3, Cl A2
3.670%, 08/25/2027 (D)	495	496

		7,377

Total Asset-Backed Securities (Cost $21,640) ($ Thousands)		21,598

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	15

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Multi-Asset Real Return Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT — 1.5%
Argentina POM Politica Monetaria
45.103%, VAR Argentina Central Bank 7D Repo Ref Rate+0.000%, 06/21/2020	ARS	8,100	$219
Egypt Government International Bond MTN
6.125%, 01/31/2022 (D)		$251	250
Japan Treasury Discount Bill
-0.162%, 09/10/2018 (A)(G)	JPY	1,017,600	9,177
Japanese Government CPI Linked Bond
0.100%, 03/10/2027		414,659	3,913
Mexico Government International Bond
3.600%, 01/30/2025		$592	577

Total Sovereign Debt (Cost $14,909) ($ Thousands)			14,136

Total Investments in Securities— 114.3% (Cost $1,026,937) ($ Thousands)			$1,052,540

	Shares
COMMON STOCK SOLD SHORT— (13.3)%

Consumer Discretionary — (8.9)%
Aaron’s Inc		(1,200)	(60)
Adient PLC		(8,029)	(348)
Adtalem Global Education Inc *		(1,453)	(70)
Advance Auto Parts Inc		(1,071)	(176)
Amazon.com Inc *		(3,725)	(7,497)
American Axle & Manufacturing Holdings Inc *		(10,443)	(185)
American Eagle Outfitters Inc		(1,500)	(39)
American Outdoor Brands Corp *		(4,200)	(59)
Aramark		(7,358)	(302)
AutoNation Inc *		(471)	(21)
AutoZone Inc *		(391)	(300)
Beazer Homes USA Inc *		(3,400)	(44)
Bed Bath & Beyond Inc		(2,673)	(48)
Best Buy Co Inc		(2,857)	(227)
Bloomin’ Brands Inc		(3,620)	(70)
Booking Holdings Inc *		(591)	(1,153)
BorgWarner Inc		(17,989)	(787)
Boyd Gaming Corp		(2,119)	(77)
Bright Horizons Family Solutions Inc *		(1,321)	(158)
Brinker International Inc		(2,123)	(94)
Brunswick Corp/DE		(5,147)	(342)
Burlington Stores Inc *		(1,016)	(171)
Caesars Entertainment Corp *		(17,357)	(177)
Callaway Golf Co		(6,067)	(138)
Career Education Corp *		(4,100)	(65)
CarMax Inc *		(2,407)	(188)
Carnival Corp, Cl A		(13,589)	(836)
Carriage Services Inc, Cl A		(2,100)	(48)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Carter’s Inc	(2,366)	$(251)
Cavco Industries Inc *	(200)	(49)
Cheesecake Factory Inc/The	(1,766)	(94)
Chegg Inc *	(5,000)	(162)
Chipotle Mexican Grill Inc, Cl A *	(760)	(361)
Choice Hotels International Inc	(2,102)	(164)
Churchill Downs Inc	(218)	(62)
Columbia Sportswear Co	(1,648)	(149)
Cooper Tire & Rubber Co	(4,692)	(135)
Cooper-Standard Holdings Inc *	(1,249)	(173)
Cracker Barrel Old Country Store Inc	(294)	(44)
Crocs Inc *	(3,400)	(70)
Dana Inc	(12,739)	(249)
Darden Restaurants Inc	(3,684)	(428)
Dave & Buster’s Entertainment Inc *	(1,463)	(85)
Deckers Outdoor Corp *	(1,808)	(220)
Delphi Automotive PLC *	(23,303)	(2,051)
Dick’s Sporting Goods Inc	(671)	(25)
Dine Brands Global Inc	(800)	(67)
Dollar General Corp	(3,835)	(413)
Dollar Tree Inc *	(3,373)	(272)
Domino’s Pizza Inc	(1,579)	(471)
Dorman Products Inc *	(1,948)	(158)
DR Horton Inc	(18,523)	(824)
Dunkin’ Brands Group Inc	(2,382)	(174)
Eldorado Resorts Inc *	(2,007)	(96)
Expedia Group Inc	(1,477)	(193)
Five Below Inc *	(500)	(58)
Foot Locker Inc	(1,420)	(70)
Ford Motor Co	(338,099)	(3,205)
Fossil Group Inc *	(1,771)	(40)
Fox Factory Holding Corp *	(3,478)	(230)
Gap Inc/The	(3,496)	(106)
Garmin Ltd	(6,529)	(445)
General Motors Co	(114,449)	(4,126)
Gentex Corp	(22,696)	(531)
Gentherm Inc *	(2,954)	(145)
Genuine Parts Co	(2,542)	(254)
G-III Apparel Group Ltd *	(2,227)	(101)
Goodyear Tire & Rubber Co/The	(21,698)	(492)
GoPro Inc, Cl A *	(8,151)	(52)
Graham Holdings Co, Cl B	(89)	(50)
Grand Canyon Education Inc *	(1,655)	(197)
Groupon Inc, Cl A *	(11,000)	(47)
H&R Block Inc	(5,503)	(149)
Hanesbrands Inc	(17,859)	(313)
Harley-Davidson Inc	(14,743)	(628)
Hasbro Inc	(5,699)	(566)
Helen of Troy Ltd *	(2,088)	(248)
Hilton Grand Vacations Inc *	(4,000)	(131)
Hilton Worldwide Holdings Inc	(9,378)	(728)
Home Depot Inc/The	(13,279)	(2,666)

16	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Houghton Mifflin Harcourt Co *	(7,900)	$(51)
Hyatt Hotels Corp, Cl A	(706)	(55)
ILG Inc	(4,091)	(140)
Installed Building Products Inc *	(1,522)	(71)
International Game Technology PLC	(3,822)	(80)
International Speedway Corp, Cl A	(550)	(24)
iRobot Corp *	(1,453)	(165)
Jack in the Box Inc	(587)	(53)
KB Home	(5,023)	(125)
Kohl’s Corp	(1,761)	(139)
L Brands Inc	(2,933)	(78)
Las Vegas Sands Corp	(13,397)	(876)
Laureate Education Inc, Cl A *	(4,000)	(64)
La-Z-Boy Inc, Cl Z	(3,609)	(120)
LCI Industries	(1,713)	(159)
Lear Corp	(5,461)	(886)
Leggett & Platt Inc	(7,412)	(337)
Lennar Corp, Cl A	(14,835)	(767)
Lennar Corp, Cl B	(1)	—
LGI Homes Inc *	(828)	(48)
Liberty Expedia Holdings Inc, Cl A *	(471)	(22)
LKQ Corp *	(5,452)	(188)
Lowe’s Cos Inc	(9,649)	(1,049)
Lululemon Athletica Inc *	(5,131)	(795)
M/I Homes Inc *	(872)	(23)
Macy’s Inc	(3,807)	(139)
Marriott International Inc/MD, Cl A	(10,356)	(1,310)
Marriott Vacations Worldwide Corp	(1,014)	(121)
Mattel Inc	(17,887)	(276)
McDonald’s Corp	(25,999)	(4,218)
MDC Holdings Inc	(2,859)	(91)
Meritage Homes Corp *	(2,497)	(108)
MGM Resorts International	(16,848)	(488)
Michael Kors Holdings Ltd *	(7,310)	(531)
Modine Manufacturing Co *	(4,672)	(79)
Mohawk Industries Inc *	(3,377)	(647)
Murphy USA Inc *	(300)	(25)
Netflix Inc *	(4,782)	(1,758)
Newell Brands Inc	(23,139)	(503)
NIKE Inc, Cl B	(64,314)	(5,287)
Nordstrom Inc	(1,346)	(85)
Norwegian Cruise Line Holdings Ltd *	(7,153)	(383)
NVR Inc *	(193)	(515)
O’Reilly Automotive Inc *	(899)	(302)
Oxford Industries Inc	(424)	(39)
Penn National Gaming Inc *	(2,320)	(80)
Pinnacle Entertainment Inc *	(1,800)	(62)
Planet Fitness Inc, Cl A *	(2,263)	(116)
Polaris Industries Inc	(3,214)	(349)
Pool Corp	(250)	(41)
PulteGroup Inc	(15,248)	(426)
PVH Corp	(4,006)	(574)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Qurate Retail Inc *	(4,910)	$(102)
Ralph Lauren Corp, Cl A	(3,160)	(420)
Red Rock Resorts Inc, Cl A	(3,987)	(130)
Roku Inc, Cl A *	(2,451)	(146)
Ross Stores Inc	(5,098)	(488)
Royal Caribbean Cruises Ltd	(5,675)	(696)
Scientific Games Corp, Cl A *	(1,622)	(49)
Service Corp International/US	(7,433)	(312)
ServiceMaster Global Holdings Inc *	(3,884)	(234)
Shake Shack Inc, Cl A *	(800)	(48)
Shutterfly Inc *	(600)	(47)
Signet Jewelers Ltd	(1,299)	(83)
Six Flags Entertainment Corp	(1,748)	(118)
Skechers U.S.A. Inc, Cl A *	(6,967)	(205)
Sotheby’s *	(1,541)	(74)
Standard Motor Products Inc	(1,605)	(82)
Starbucks Corp	(43,854)	(2,344)
Steven Madden Ltd	(3,874)	(225)
Stoneridge Inc *	(1,522)	(46)
Strategic Education Inc	(1,089)	(151)
Tapestry Inc	(14,818)	(751)
Target Corp	(7,285)	(637)
Taylor Morrison Home Corp, Cl A *	(6,467)	(126)
Tempur Sealy International Inc *	(2,589)	(143)
Tenneco Inc	(4,556)	(195)
Tesla Inc *	(11,868)	(3,580)
Texas Roadhouse Inc, Cl A	(1,272)	(88)
Thor Industries Inc	(4,133)	(394)
Tiffany & Co	(1,609)	(197)
TJX Cos Inc/The	(8,175)	(899)
Toll Brothers Inc	(7,658)	(277)
TopBuild Corp *	(1,630)	(102)
Tower International Inc	(773)	(26)
Tractor Supply Co	(1,971)	(174)
TRI Pointe Group Inc *	(8,241)	(119)
TripAdvisor Inc *	(1,778)	(97)
Tupperware Brands Corp	(2,948)	(96)
Ulta Beauty Inc *	(643)	(167)
Under Armour Inc, Cl A *	(9,054)	(185)
Under Armour Inc, Cl C *	(9,514)	(181)
Universal Electronics Inc *	(1,000)	(43)
Vail Resorts Inc	(1,248)	(372)
VF Corp	(16,791)	(1,547)
Vista Outdoor Inc *	(3,900)	(72)
Visteon Corp *	(2,529)	(279)
Wayfair Inc, Cl A *	(624)	(84)
Weight Watchers International Inc *	(1,139)	(85)
Wendy’s Co/The	(3,572)	(63)
Whirlpool Corp	(3,608)	(451)
William Lyon Homes, Cl A *	(1,916)	(38)
Williams-Sonoma Inc	(671)	(47)
Wingstop Inc	(1,200)	(80)

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	17

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Winnebago Industries Inc	(2,297)	$(85)
Wolverine World Wide Inc	(5,126)	(201)
Wyndham Destinations Inc	(3,515)	(155)
Wyndham Hotels & Resorts Inc	(3,505)	(199)
Wynn Resorts Ltd	(3,291)	(488)
Yum China Holdings Inc	(11,096)	(429)
Yum! Brands Inc	(11,107)	(965)

		(81,683)

Information Technology — (3.0)%
Advanced Micro Devices Inc *	(8,154)	(205)
Amphenol Corp, Cl A	(3,599)	(340)
Analog Devices Inc	(4,215)	(417)
Apple Inc	(34,585)	(7,873)
Applied Materials Inc	(10,673)	(459)
Arista Networks Inc *	(856)	(256)
ARRIS International PLC *	(2,976)	(77)
Arrow Electronics Inc *	(2,298)	(178)
Avid Technology Inc *	(9,400)	(56)
Avnet Inc	(2,573)	(125)
Broadcom Inc	(4,244)	(930)
CDW Corp/DE	(4,402)	(385)
Ciena Corp *	(2,100)	(66)
Cisco Systems Inc	(50,717)	(2,423)
Cognex Corp	(1,800)	(97)
Coherent Inc *	(171)	(33)
CommScope Holding Co Inc *	(2,119)	(67)
Corning Inc	(9,911)	(332)
Cray Inc *	(1,028)	(22)
Cree Inc *	(1,450)	(70)
Cypress Semiconductor Corp	(2,100)	(36)
Diebold Nixdorf Inc	(2,250)	(11)
Dolby Laboratories Inc, Cl A	(1,116)	(78)
Electronics For Imaging Inc *	(1,864)	(65)
Entegris Inc	(950)	(32)
ePlus Inc *	(832)	(86)
F5 Networks Inc *	(803)	(152)
Finisar Corp *	(2,693)	(55)
First Solar Inc *	(911)	(47)
FLIR Systems Inc	(2,019)	(127)
Hewlett Packard Enterprise Co	(22,964)	(380)
HP Inc	(22,411)	(552)
II-VI Inc *	(572)	(28)
Infinera Corp *	(3,701)	(33)
Integrated Device Technology Inc *	(850)	(36)
Intel Corp	(46,923)	(2,272)
IPG Photonics Corp *	(531)	(93)
Jabil Inc	(3,178)	(94)
Juniper Networks Inc	(4,266)	(121)
Keysight Technologies Inc *	(3,147)	(204)
KLA-Tencor Corp	(1,498)	(174)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Lam Research Corp	(1,870)	$(324)
Littelfuse Inc	(200)	(45)
Lumentum Holdings Inc *	(421)	(29)
Marvell Technology Group Ltd	(6,764)	(140)
Maxim Integrated Products Inc	(3,254)	(197)
Microchip Technology Inc	(2,753)	(237)
Micron Technology Inc *	(11,679)	(613)
MKS Instruments Inc	(424)	(39)
Monolithic Power Systems Inc	(478)	(72)
Motorola Solutions Inc	(1,829)	(235)
National Instruments Corp	(2,100)	(100)
NCR Corp *	(2,623)	(74)
NetApp Inc	(3,660)	(318)
NETGEAR Inc *	(1,016)	(72)
NVIDIA Corp	(5,852)	(1,643)
NXP Semiconductors NV *	(3,428)	(319)
ON Semiconductor Corp *	(5,477)	(117)
Palo Alto Networks Inc *	(906)	(209)
Pure Storage Inc, Cl A *	(4,400)	(118)
Qorvo Inc *	(1,494)	(120)
QUALCOMM Inc	(14,775)	(1,015)
Ribbon Communications Inc *	(6,990)	(48)
ScanSource Inc *	(1,816)	(74)
Silicon Laboratories Inc *	(638)	(62)
Skyworks Solutions Inc	(1,805)	(165)
Stratasys Ltd *	(3,935)	(98)
Super Micro Computer Inc *	(3,250)	(67)
SYNNEX Corp	(1,100)	(107)
Tech Data Corp *	(1,211)	(88)
Teradyne Inc	(1,766)	(73)
Texas Instruments Inc	(10,382)	(1,167)
Trimble Inc *	(3,426)	(144)
Universal Display Corp	(378)	(46)
USA Technologies Inc *	(5,772)	(94)
Versum Materials Inc	(650)	(26)
ViaSat Inc *	(903)	(57)
Western Digital Corp	(3,883)	(246)
Xerox Corp	(5,101)	(142)
Xilinx Inc	(2,404)	(187)
Zebra Technologies Corp, Cl A *	(850)	(146)

		(28,160)

Materials — (1.4)%
Air Products & Chemicals Inc	(4,079)	(678)
Albemarle Corp	(1,660)	(159)
Alcoa Corp *	(3,360)	(150)
Allegheny Technologies Inc *	(1,050)	(28)
AptarGroup Inc	(1,110)	(116)
Ashland Global Holdings Inc	(1,049)	(88)
Avery Dennison Corp	(1,632)	(172)
Axalta Coating Systems Ltd *	(2,573)	(78)

18	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Balchem Corp	(1,300)	$(144)
Ball Corp	(5,572)	(233)
Berry Global Group Inc *	(1,798)	(86)
Cabot Corp	(447)	(29)
Carpenter Technology Corp	(522)	(31)
Celanese Corp, Cl A	(2,471)	(289)
CF Industries Holdings Inc	(3,097)	(161)
Chemours Co/The	(2,701)	(118)
Cleveland-Cliffs Inc *	(7,508)	(75)
Commercial Metals Co	(1,022)	(22)
Compass Minerals International Inc	(1,275)	(80)
Crown Holdings Inc *	(2,537)	(109)
Domtar Corp	(550)	(28)
DowDuPont Inc	(36,096)	(2,531)
Eagle Materials Inc	(858)	(79)
Eastman Chemical Co	(2,570)	(249)
Ecolab Inc	(4,470)	(673)
Ferro Corp *	(2,400)	(53)
FMC Corp	(1,967)	(168)
Freeport-McMoRan Inc, Cl B	(20,075)	(282)
Graphic Packaging Holding Co	(5,548)	(79)
HB Fuller Co	(421)	(24)
Huntsman Corp	(3,581)	(109)
Ingevity Corp *	(424)	(43)
International Flavors & Fragrances Inc	(1,449)	(189)
International Paper Co	(6,081)	(311)
Kaiser Aluminum Corp	(697)	(76)
KapStone Paper and Packaging Corp	(1,600)	(55)
Louisiana-Pacific Corp	(3,174)	(93)
LyondellBasell Industries NV, Cl A	(4,981)	(562)
Martin Marietta Materials Inc	(906)	(180)
Mosaic Co/The	(5,161)	(161)
NewMarket Corp	(100)	(40)
Newmont Mining Corp	(9,833)	(305)
Nucor Corp	(4,767)	(298)
Olin Corp	(2,068)	(63)
Owens-Illinois Inc *	(5,420)	(96)
Packaging Corp of America	(1,398)	(154)
Platform Specialty Products Corp *	(4,300)	(57)
PolyOne Corp	(622)	(26)
PPG Industries Inc	(3,888)	(430)
Praxair Inc	(4,516)	(714)
Reliance Steel & Aluminum Co	(1,202)	(106)
Royal Gold Inc	(440)	(34)
RPM International Inc	(1,364)	(92)
Scotts Miracle-Gro Co/The, Cl A	(323)	(24)
Sealed Air Corp	(2,148)	(86)
Sherwin-Williams Co/The	(1,180)	(538)
Southern Copper Corp	(2,179)	(95)
Steel Dynamics Inc	(3,346)	(153)
Summit Materials Inc, Cl A *	(884)	(19)
SunCoke Energy Inc *	(4,800)	(54)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Trinseo SA	(932)	$(72)
Tronox Ltd, Cl A	(3,000)	(49)
United States Steel Corp	(2,300)	(68)
Valvoline Inc	(3,659)	(79)
Vulcan Materials Co	(1,728)	(191)
Westlake Chemical Corp	(425)	(40)
WestRock Co	(3,594)	(198)
WR Grace & Co	(577)	(41)

		(12,913)

Total Common Stock Sold Short (Proceeds $105,024) ($ Thousands)		(122,756)

Total Investments Sold Short — (13.3)% (Proceeds $105,024) ($ Thousands)		$(122,756)

	Contracts

PURCHASED OPTIONS* — 0.0%

Total Purchased Options(H) (Cost $453) ($ Thousands)	667	$400

WRITTEN OPTIONS* — 0.0%

Total Written Options(H) (Premiums Received $110) ($ Thousands)	(485)	$(105)

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	19

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Multi-Asset Real Return Fund (Continued)

A list of the exchange traded option contracts held by the Fund at August 31, 2018, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED OPTIONS — 0.0%

Put Options
December 2018, Copper LME Future*	20	$2,989	$6,000.00	12/22/18	$130
December 2018, Gold Future*	74	82,929	1,175.00	11/17/18	80
January 2019, Crude Oil Future*	142	57	61.00	11/30/18	31

		85,975			241

Call Options
December 2018, Cocoa Future*	30	701	2,500.00	11/17/18	15
December 2018, Coffee ‘C’ Future*	60	2,290	120.00	11/17/18	21
December 2018, Corn Future*	88	1,606	400.00	11/17/18	17
February 2019, Gold Future*	33	4,001	1,300.00	01/19/19	24
November 2018, Soy Bean Future*	35	1,476	950.00	10/20/18	5
October 2018, Sugar No.11 Future*	65	772	12.00	09/22/18	1
December 2018, Wheat Future*	120	3,273	600.00	11/17/18	76

		14,119			159

Total Purchased Options		$100,094			$400

WRITTEN OPTIONS — 0.0%

Put Options
December 2018, Gold Future*	(37)	$(4,465)	1,200.00	11/17/18	$(73)
January 2019, Crude Oil Future*	(142)	(16)	55.00	11/30/18	(10)

		(4,481)			(83)

Call Options
December 2018, Cocoa Future*	(30)	(71)	3,000.00	11/17/18	(2)
December 2018, Coffee ‘C’ Future*	(60)	(2,290)	145.00	11/17/18	(4)
December 2018, Corn Future*	(88)	(1,606)	480.00	11/17/18	(2)
February 2019, Gold Future*	(33)	(4,001)	1,400.00	01/19/19	(6)
November 2018, Soy Bean Future*	(35)	(1,476)	1,050.00	10/20/18	(2)
December 2018, Wheat Future*	(60)	(1,636)	720.00	11/17/18	(6)

		(11,080)			(22)

Total Written Options		$(15,561)			$(105)

A list of the open futures contracts held by the Fund at August 31, 2018, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Brent Crude**	259	Sep-2018	$19,533	$20,109	$576
Coffee**	123	Dec-2018	5,053	4,696	(357)
Coffee Robusta**	(105)	Nov-2018	(1,719)	(1,576)	143
Copper**	194	Dec-2018	13,409	12,954	(455)
Corn**	803	Dec-2018	15,343	14,654	(689)
Cotton No. 2**	(14)	Dec-2018	(577)	(576)	1
Cotton No. 2**	34	Dec-2018	1,561	1,398	(163)
Euro-Bob	(39)	Dec-2018	(5,972)	(5,972)	–
Feeder Cattle**	(22)	Oct-2018	(1,659)	(1,640)	19
Gasoline**	71	Oct-2018	5,697	5,898	201
Gold**	116	Dec-2018	14,545	13,997	(548)

20	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Multi-Asset Real Return Fund (Continued)

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Heating Oil**	30	Jun-2019	$2,776	$2,779	$3
Heating Oil**	79	Nov-2018	7,110	7,452	342
ICE Brent Crude**	(36)	May-2019	(2,674)	(2,731)	(57)
ICE Brent Crude**	(19)	Nov-2019	(1,352)	(1,406)	(54)
ICE Brent Crude**	23	Nov-2018	1,691	1,780	89
Japanese 10-Year Bond	(3)	Sep-2018	(4,133)	(4,069)	6
Japanese 10-Year Bond E-MINI	(108)	Sep-2018	(14,784)	(14,633)	31
KC HRW Wheat**	130	Dec-2018	3,838	3,596	(242)
Lean Hogs**	165	Oct-2018	3,507	3,328	(179)
Lean Hogs**	33	Dec-2018	704	705	1
Live Cattle**	76	Oct-2018	3,269	3,307	38
Live Cattle**	(44)	Dec-2018	(1,953)	(1,988)	(35)
Live Cattle**	81	Oct-2018	3,525	3,524	(1)
LME Lead**	8	Nov-2018	425	416	(9)
LME Nickel**	100	Nov-2018	8,270	7,674	(596)
LME Primary Aluminum**	143	Nov-2018	7,446	7,597	151
LME Zinc**	25	Dec-2019	1,780	1,505	(275)
LME Zinc**	42	Nov-2018	2,675	2,581	(94)
LME Zinc**	(37)	Dec-2018	(2,648)	(2,270)	378
MSCI EAFE Index E-MINI	(135)	Sep-2018	(13,618)	(13,222)	396
Natural Gas**	214	Dec-2018	6,494	6,664	170
Natural Gas**	225	Nov-2018	6,665	6,613	(52)
Palladium**	10	Dec-2018	890	970	80
S&P 500 Index E-MINI	(193)	Sep-2018	(26,896)	(28,004)	(1,108)
Silver**	104	Dec-2018	8,006	7,570	(436)
Soybean**	261	Nov-2018	12,336	11,008	(1,328)
Soybean**	(19)	Nov-2019	(842)	(853)	(11)
Soybean Meal**	(22)	Dec-2018	(744)	(676)	68
Soybean Meal**	82	Dec-2018	2,834	2,519	(315)
Soybean Oil**	250	Dec-2018	4,619	4,316	(303)
Sugar No. 11**	360	Sep-2018	4,919	4,274	(645)
Sugar No. 11**	(41)	Mar-2019	(523)	(524)	(1)
U.S. 2-Year Treasury Note	(172)	Dec-2018	(36,332)	(36,354)	(22)
U.S. 5-Year Treasury Note	526	Dec-2018	59,634	59,648	14
U.S. 10-Year Treasury Note	(848)	Dec-2018	(101,732)	(101,985)	(253)
U.S. Ultra Long Treasury Bond	(7)	Dec-2018	(1,123)	(1,115)	8
Wheat**	227	Dec-2018	6,469	6,191	(278)
WTI Crude Oil**	89	Oct-2018	5,894	6,174	280
WTI Crude Oil**	104	Oct-2018	6,934	7,214	280

			$28,570	$23,517	$(5,231)

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	21

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Multi-Asset Real Return Fund (Continued)

A list of the open forwards foreign currency contracts held by the Fund at August 31, 2018, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	09/13/18	TWD	43,341	USD	1,464	$51
Barclays PLC	11/29/18	USD	1,848	MYR	7,520	(27)
Barclays PLC	12/13/18	USD	1,150	INR	80,035	(35)
BNP Paribas	10/11/18	AUD	1,427	USD	1,037	5
Brown Brothers Harriman	10/11/18	USD	269	EUR	235	5
Brown Brothers Harriman	11/16/18	USD	232	CAD	299	(2)
Citigroup	09/05/18	USD	214	BRL	886	1
Citigroup	10/02/18	BRL	886	USD	214	(1)
Citigroup	10/11/18	EUR	2,159	USD	2,547	26
Citigroup	12/13/18	USD	1,155	INR	80,581	(32)
Goldman Sachs	10/12/18	GBP	1,227	USD	1,615	17
JPMorgan Chase Bank	09/10/18	JPY	1,482,880	USD	13,351	(32)
JPMorgan Chase Bank	09/13/18	TWD	11,796	USD	399	15
JPMorgan Chase Bank	10/11/18	AUD	2,663	USD	1,979	54
JPMorgan Chase Bank	10/18/18	PLN	4,320	USD	1,178	2
RBS	10/11/18	NZD	2,365	USD	1,594	25
Standard Bank	09/05/18	USD	181	BRL	678	(17)
Standard Bank	09/05/18	BRL	1,564	USD	419	40
Standard Bank	09/13/18	TWD	87,512	USD	2,878	25
Standard Bank	11/15/18	USD	1,172	KRW	1,307,765	3
Standard Bank	11/15/18	USD	1,186	KRW	1,318,801	(1)
Standard Bank	11/15/18	KRW	1,311,476	USD	1,168	(10)
UBS	10/12/18	GBP	908	USD	1,186	4

						$116

A list of the open centrally cleared swap agreements held by the Fund at August 31, 2018, is as follows:

Credit Default Swap
Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Depreciation (Thousands)
CDX.NNA.IG. Series V1 5 Year	Buy	1.00%	Quarterly	06/20/2023	$ 7,310	$(128)	$(124)	$(4)

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
(0.12)%	6-Month EUR - EURIBOR	Semi-Annual	06/11/2020	EUR	34,300	$(44)	$–	$(44)
3-Month USD - LIBOR	2.99%	Semi-Annual	08/31/2028	USD	2,750	9	–	9
2.925%	3-Month USD - LIBOR	Quarterly	03/28/2028	USD	2,810	(17)	–	(17)
2.35%	3-Month USD - LIBOR	Quarterly	07/12/2027	USD	1,860	85	–	85
2.44%	3-Month USD - LIBOR	Quarterly	04/04/2027	USD	3,640	116	–	116
1.67%	3-Month USD - LIBOR	Quarterly	11/09/2026	USD	1,230	111	–	111
1.66%	3-Month USD - LIBOR	Quarterly	11/08/2026	USD	1,040	94	–	94
2.19%	6- Month NOK - NIBOR	Semi-Annual	08/31/2028	NOK	45,930	21	–	21
1.49%	3-Month USD - LIBOR	Quarterly	10/04/2026	USD	7,010	715	–	715
2.49%	3-Month USD - LIBOR	Quarterly	06/09/2025	USD	1,240	31	–	31
1.99%	3-Month USD - LIBOR	Quarterly	04/21/2025	USD	2,040	104	–	104
3-Month USD - LIBOR	2.89%	Semi-Annual	08/22/2022	USD	3,440	2	–	2

22	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Multi-Asset Real Return Fund (Continued)

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
(0.14)%	6-Month EUR - EURIBOR	Semi-Annual	08/07/2020	EUR	25,960	$(9)	$–	$(9)
6-Month NOK - NIBOR	1.38%	Annually	06/22/2020	NOK	449,960	(29)	–	(29)
2.12%	3-Month AUD - BBR	Quarterly	06/21/2020	AUD	39,460	(76)	–	(76)
2.29%	3-Month USD - LIBOR	Quarterly	08/04/2025	USD	1,833	71	–	71
2.63%	3-Month USD - LIBOR	Quarterly	11/10/2035	USD	1,300	60	–	60

						$1,244	$–	$1,244

A list of the open OTC swap agreements held by the Fund at August 31, 2018, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Credit Suisse	CMBX.NA.A.6 Index	Sell	2.00%	Monthly	05/11/2063	$(1,125)	$(17)	$(26)	$9
Credit Suisse	CMBX.NA.AAA.9 Index	Buy	0.50%	Monthly	09/17/2058	22	–	–	0
Goldman Sachs	CMBX.NA.AAA.9 Index	Buy	0.50%	Monthly	09/17/2058	196	(1)	2	(3)
Goldman Sachs	CMBX.NA.AAA.9 Index	Buy	0.50%	Monthly	09/17/2058	836	(3)	11	(14)
Deutsche Bank	CMBX.NA.AAA.9 Index	Buy	0.50%	Monthly	09/17/2058	901	(3)	9	(12)
Credit Suisse	CMBX.NA.AAA.9 Index	Buy	0.50%	Monthly	09/17/2058	2,287	(8)	29	(37)
Credit Suisse	CMBX.NA.AAA.9 Index	Buy	0.50%	Monthly	09/17/2058	63	–	1	(1)
Deutsche Bank	CMBX.NA.AAA.9 Index	Buy	0.50%	Monthly	09/17/2058	763	(3)	10	(13)
Deutsche Bank	CMBX.NA.AAA.9 Index	Buy	0.50%	Monthly	09/17/2058	3,003	(11)	32	(43)
Deutsche Bank	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2049	(528)	(63)	(44)	(19)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	12/31/2049	(217)	(26)	(15)	(11)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	12/31/2049	(565)	(67)	(44)	(23)
Deutsche Bank	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	12/31/2049	(172)	(20)	(22)	2
Deutsche Bank	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	12/31/2049	(29)	(3)	(1)	(2)
Credit Suisse	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	12/31/2049	(162)	(19)	(11)	(8)
Credit Suisse	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	12/31/2049	(778)	(93)	(55)	(38)
Credit Suisse	CMBX.NA.BBB.6 Index	Sell	3.00%	Quarterly	12/31/2049	(900)	(107)	(43)	(64)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(16)	(2)	(3)	1
Citigroup	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(33)	(4)	(5)	1
Citigroup	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(148)	(18)	(23)	5
Citibank	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(165)	(20)	(23)	3
Citibank	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(223)	(27)	(30)	3
Credit Suisse	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(243)	(29)	(37)	8
Credit Suisse	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(965)	(115)	(147)	32
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Quarterly	05/11/2063	(1,000)	(117)	(136)	19
Deutsche Bank	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(28)	(3)	(2)	(1)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(28)	(3)	(3)	–
Deutsche Bank	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(100)	(12)	(12)	–
Deutsche Bank	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(284)	(34)	(32)	(2)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(750)	(90)	(62)	(28)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(166)	(20)	(15)	(5)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(14)	(2)	(1)	(1)
Citigroup	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(226)	(27)	(35)	8
Credit Suisse	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(552)	(66)	(37)	(29)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(28)	(3)	(3)	–
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(289)	(35)	(41)	6
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(638)	(76)	(75)	(1)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(190)	(23)	(21)	(2)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(163)	(19)	(26)	7
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(182)	(22)	(31)	9
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(254)	(30)	(43)	13
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Quarterly	05/11/2063	(55)	(7)	(6)	(1)
Deutsche Bank	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(100)	(12)	(12)	–

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	23

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Multi-Asset Real Return Fund (Continued)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Citibank	Sprint Communications Inc.	Buy	5.00%	Quarterly	06/20/2019	$571	$(27)	$(6)	$(21)
Citibank	Sprint Communications Inc.	Buy	5.00%	Quarterly	06/20/2019	499	(23)	(5)	(18)

							$(1,310)	$(1,039)	$(271)

As of August 31, 2018, the Reverse Repurchase Agreements held by the Fund are listed below:

Principal Amount ($ Thousands)	Counterparty	Rate	Maturity	Value ($ Thousands)
$(36,457)	Chase Securities	2.01%	Open Ended	$(36,457)
(7,831)	Chase Securities	2.12%	10/03/2018	(7,831)
(20,225)	Chase Securities	2.15%	10/22/2018	(20,224)
(49,375)	HSBC	1.97%	Open Ended	(49,375)
(4,040)	HSBC	2.01%	Open Ended	(4,040)
(11,130)	HSBC	2.13%	10/04/2018	(11,130)
(11,213)	HSBC	2.20%	10/10/2018	(11,213)
(41,850)	Merrill Lynch	2.15%	10/16/2018	(41,850)

				$(182,120)

Percentages are based on Net Assets of $920,953 ($ Thousands).

*	Non-income producing security.

**	Security, or a portion thereof, is held by the Inflation Commodity Strategy Subsidiary, Ltd. as of August 31, 2018.

‡	Real Estate Investment Trust.

(A)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(B)	Security, or portion thereof, has been pledged as collateral for open reverse repurchase agreements.

(C)	Security, or a portion thereof, has been pledged as collateral for securities sold short.

(D)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2018, the value of these securities amounted to $52,182 ($ Thousands), representing 5.7% of the Net Assets of the Fund.

(E)	Security is in default on interest payment.

(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(G)	Rate is negative due to the decrease in value of the foreign currency against the U.S. Dollar.

(H)	Refer to table below for details on Options Contracts.

ARS — Argentine Peso

AUD — Australian Dollar

BBR — Bank Bill Rate

BRL — Brazilian Real

CAD — Canadian Dollar

Cl — Class

CMO — Collateralized Mortgage Obligation

EAFE — Europe, Australasia and Far East

EUR — Euro

EURIBOR — Euro Interbank Offered Rate

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

GNMA — Government National Mortgage Association

HRW — Hard Red Winter

ICE— Intercontinental Exchange

INR — Indian Rupee

IO — Interest Only — face amount represents notional amount.

JPY — Japanese Yen

KRW — Korean Won

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

LME — London Metal Exchange

LP — Limited Partnership

Ltd. — Limited

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

MYR — Malaysian Ringgit

NIBOR — Norwegian Interbank Offered Rate

NZD — New Zealand Dollar

NOK — Norwegian Krone

OTC — Over the Counter

PJSC — Public Joint-Stock Company

PLC — Public Limited Company

PLN — Polish Zloty

S&P — Standard & Poor’s

Ser — Series

TWD — Taiwan Dollar

USD — United States Dollar

VAR — Variable Rate

WTI — West Texas Intermediate

24	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Multi-Asset Real Return Fund (Continued)

The following is a list of the level of inputs used as of August 31, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$–	$614,056	$–	$614,056
Common Stock	268,171	–	–	268,171
Corporate Obligations	–	77,049	–	77,049
Mortgage-Backed Securities	–	57,530	–	57,530
Asset-Backed Securities	–	21,598	–	21,598
Sovereign Debt	–	14,136	–	14,136

Total Investments in Securities	$268,171	$784,369	$–	$1,052,540

Securities Sold Short	Level 1	Level 2	Level 3	Total
Common Stock	$(122,756)	$–	$–	$(122,756)

Total Securities Sold Short	$(122,756)	$–	$–	$(122,756)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$400	$—	$—	$400
Written Options	(105)	—	—	(105)
Futures Contracts *
Unrealized Appreciation	3,275	—	—	3,275
Unrealized Depreciation	(8,506)	—	—	(8,506)
Forwards Contracts *
Unrealized Appreciation	—	273	—	273
Unrealized Depreciation	—	(157)	—	(157)
OTC Swaps
Credit Default Swaps *
Unrealized Appreciation	—	126	—	126
Unrealized Depreciation	—	(397)	—	(397)
Centrally Cleared Swaps
Credit Default Swaps *
Unrealized Depreciation	—	(4)	—	(4)
Interest Rate Swaps *
Unrealized Appreciation	—	1,419	—	1,419
Unrealized Depreciation	—	(175)	—	(175)
Reverse Repurchase Agreements	—	(182,120)	—	(182,120)

Total Other Financial Instruments	$(4,936)	$(181,035)	$—	$(185,971)

* Futures contracts, forward contracts and swaps are valued at the unrealized appreciation/(depreciation) on the instrument.

For the period ended August 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2018, there were no transfers between Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Investments Trust / Quarterly Report / August 31, 2018	25

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Multi-Asset Real Return Fund (Continued)

Credit Default Swaps

The Fund enters into credit default swaps to simulate long and short bond positions that are either unavailable or considered to be less attractively priced in the bond market. The Fund uses these swaps to reduce risk where the Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event occurs, the seller typically must pay the contingent payment to the buyer, which is typically the par value (full notional value) of the reference obligation, though the actual payment may be mitigated by terms of the International Swaps and Derivative Agreement (“ISDA”), allowing for netting arrangements and collateral. After a credit event occurs, this amount may be reduced by anticipated recovery rates, segregated collateral and netting arrangements that may incorporate multiple transactions with a given counterparty.

The contingent payment may be a cash settlement or a physical delivery of the reference obligation in return for payment of the face amount of the obligation. If the Fund is a buyer and no credit event occurs, the Fund may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, the Buyer receives a fixed rate of income throughout the term of the contract, which typically is between one month and five years, provided that no credit event occurs. If a credit event occurs, the seller may pay the buyer the full notional value of the reference obligation. As of August 31, 2018, the Fund is the seller (“providing protection”) on a total notional amount of $11.3 million. The notional amounts of the swaps are not recorded in the financial statements; however the notional amount does approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event were to occur. Those credit default swaps for which the Fund is providing protection at balance sheet date are summarized as follows:

MULTI-ASSET REAL RETURN FUND
WRITTEN CREDIT DERIVATIVE CONTRACTS		SINGLE NAME CDS	CDS ON AN INDEX
REFERENCE ASSET	CORP US$	SOVERIGN US$	ABS US$	CORP US$	Total
Fair value of written credit derivatives	$—	$—	$(1,231,546)	$—	$(1,231,546)
Maximum potential amount of future payments	—	—	11,316,000	—	11,316,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)1	—	—	—	—	—
Collateral held by the Fund can obtain upon occurrence of triggering event	—	—	—	—	—

1 Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
MULTI-ASSET REAL RETURN FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-100	$—	$—	$—	$—	$—	$—
101-200	—	—	—	—	—	—
201-300	—	—	—	—	1,125,000	1,125,000
301-400	—	—	—	—	—	—
> than 400	—	—	—	—	10,191,000	10,191,000
Total	$—	$—	$—	$—	$11,316,000	$11,316,000

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

26	SEI Institutional Investments Trust / Quarterly Report / August 31, 2018

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional Investments Trust

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: October 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: October 29, 2018

By	/s/ James J. Hoffmayer
James J. Hoffmayer, Controller & CFO

Date: October 29, 2018